AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 17, 2007

                                                             File No. 333-109688
                                                               File No. 811-7924

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 7

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         POST-EFFECTIVE AMENDMENT NO. 69

                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
               (Complete Address of Depositor's Principal Office)

                                WILLIAM F. EMMONS
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
                                 1-800-525-9287
                (Name and Complete Address of Agent for Service)



SECURITIES BEING OFFERED: FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

Approximate date of proposed public offering: as soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective:

/ / Immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on May 1, 2007 pursuant to paragraph (b) of Rule 485
/ /  60 days after filing pursuant to paragraph (a) of Rule 485
/ /  on -------------- pursuant to paragraph (a) of Rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

THE CONSULTANT SOLUTIONS VARIABLE ANNUITIES
(CLASSIC, PLUS, ELITE, SELECT)

LINCOLN BENEFIT LIFE COMPANY
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 80469, LINCOLN, NE 68501-0469
TELEPHONE NUMBER: 800-865-5237 / FAX NUMBER: 1-877-525-2689
1940 ACT FILE NUMBER: 811-07924
1933 ACT FILE NUMBER: 333-109688                    PROSPECTUS DATED MAY 1, 2007
 -------------------------------------------------------------------------------
Lincoln Benefit Life Company ("LINCOLN BENEFIT") is the issuer of the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):


.. CONSULTANT SOLUTIONS CLASSIC

.. CONSULTANT SOLUTIONS PLUS

.. CONSULTANT SOLUTIONS ELITE

.. CONSULTANT SOLUTIONS SELECT


EFFECTIVE NOVEMBER 30, 2006, THIS PRODUCT IS NO LONGER BEING OFFERED FOR SALE.

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The Investment Alternatives include up to 2 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 50 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Lincoln Benefit Life Variable Annuity Account ("VARIABLE ACCOUNT"). Each Variable Sub-account invests exclusively in shares of the following underlying funds ("FUNDS"):

AIM VARIABLE INSURANCE FUNDS                                      PREMIER VIT
THE ALGER AMERICAN FUND                                           PIMCO VARIABLE INSURANCE TRUST
FIDELITY(R) VARIABLE INSURANCE PRODUCTS                           THE RYDEX VARIABLE TRUST
JANUS ASPEN SERIES                                                T. ROWE PRICE EQUITY SERIES, INC.
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                         VAN ECK WORLDWIDE INSURANCE TRUST
LEGG MASON PARTNERS VARIABLE INCOME TRUST                         VAN KAMPEN LIFE INVESTMENT TRUST
MFS(R) VARIABLE INSURANCE TRUST(SM)                               THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
OPPENHEIMER VARIABLE ACCOUNT FUNDS




Each Fund has multiple investment Portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

For CONSULTANT SOLUTIONS PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT") of up to 5% (depending on the issue age and your total purchase payments) of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.

WE (Lincoln Benefit) have filed a Statement of Additional Information, dated May 1, 2007, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 76 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

                                 1  PROSPECTUS

                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                FEDERAL CRIME.

  IMPORTANT     THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
                HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
   NOTICES      OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
                DEPOSITS IN, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY,
                SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT
                IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE
                LOSS OF PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.





                                 2  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                               4
--------------------------------------------------------------------------------
  Overview of Contracts                                         5
--------------------------------------------------------------------------------
  The Contracts at a Glance                                     6
--------------------------------------------------------------------------------
  How the Contracts Work                                        10
--------------------------------------------------------------------------------
  Expense Tables                                                11
--------------------------------------------------------------------------------
  Financial Information                                         16
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contracts                                                 16
--------------------------------------------------------------------------------
  Purchases                                                     18
--------------------------------------------------------------------------------
  Contract Loans for 403(b) Contracts                           21
--------------------------------------------------------------------------------
  Contract Value                                                22
--------------------------------------------------------------------------------
  Investment Alternatives                                       35
--------------------------------------------------------------------------------
     The Variable Sub-accounts                                  35
--------------------------------------------------------------------------------
     The Fixed Account Options                                  40
--------------------------------------------------------------------------------
     Transfers                                                  44
--------------------------------------------------------------------------------
  Expenses                                                      47
--------------------------------------------------------------------------------

                                                                PAGE

--------------------------------------------------------------------------------
  Access to Your Money                                          51
--------------------------------------------------------------------------------
  Income Payments                                               52
--------------------------------------------------------------------------------
  Death Benefits                                                58
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                              64
--------------------------------------------------------------------------------
  Taxes                                                         68
--------------------------------------------------------------------------------
  Annual Reports and Other Documents                            75
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS           76
--------------------------------------------------------------------------------
APPENDIX A - CONTRACT COMPARISON CHART                          77
--------------------------------------------------------------------------------
APPENDIX B - MARKET VALUE ADJUSTMENT                            78
--------------------------------------------------------------------------------
APPENDIX C - EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT 80
--------------------------------------------------------------------------------
APPENDIX D-WITHDRAWAL ADJUSTMENT EXAMPLE-DEATH BENEFITS         81
--------------------------------------------------------------------------------
APPENDIX E-CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT       82
--------------------------------------------------------------------------------
APPENDIX F-WITHDRAWAL ADJUSTMENT EXAMPLE-ACCUMULATION BENEFIT   85
--------------------------------------------------------------------------------
APPENDIX G-SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES 86
--------------------------------------------------------------------------------
APPENDIX H- ACCUMULATION UNIT VALUES                            88
--------------------------------------------------------------------------------


                                 3  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                PAGE

--------------------------------------------------------------------------------
AB Factor                                                       23
--------------------------------------------------------------------------------
Accumulation Benefit                                            23
--------------------------------------------------------------------------------
TrueReturn Accumulation Benefit Option                          22
--------------------------------------------------------------------------------
Accumulation Phase                                              10
--------------------------------------------------------------------------------
Accumulation Unit                                               16
--------------------------------------------------------------------------------
Accumulation Unit Value                                         16
--------------------------------------------------------------------------------
Annual Increase Death Benefit Option                            59
--------------------------------------------------------------------------------
Annuitant                                                       16
--------------------------------------------------------------------------------
Automatic Additions Program                                     18
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                         46
--------------------------------------------------------------------------------
Beneficiary                                                     17
--------------------------------------------------------------------------------
Benefit Base                                                    24
--------------------------------------------------------------------------------
Benefit Payment                                                 30
--------------------------------------------------------------------------------
Benefit Payment Remaining                                       30
--------------------------------------------------------------------------------
Benefit Year                                                    30
--------------------------------------------------------------------------------
Co-Annuitant                                                    17
--------------------------------------------------------------------------------
*Contract                                                       16
--------------------------------------------------------------------------------
Contract Anniversary                                            7
--------------------------------------------------------------------------------
Contract Owner ("You")                                          16
--------------------------------------------------------------------------------
Contract Value                                                  22
--------------------------------------------------------------------------------
Contract Year                                                   7
--------------------------------------------------------------------------------
Credit Enhancement                                              19
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                   46
--------------------------------------------------------------------------------
Due Proof of Death                                              58
--------------------------------------------------------------------------------
Enhanced Earnings Death Benefit Option                          60
--------------------------------------------------------------------------------
Excess of Earnings Withdrawal                                   61
--------------------------------------------------------------------------------
Fixed Account Options                                           40
--------------------------------------------------------------------------------
Free Withdrawal Amount                                          49
--------------------------------------------------------------------------------
Funds                                                           1
--------------------------------------------------------------------------------
Guarantee Period Accounts                                       41
--------------------------------------------------------------------------------
Guarantee Options                                               23
--------------------------------------------------------------------------------
Income Plan                                                     52
--------------------------------------------------------------------------------
Income Protection Benefit Option                                56
--------------------------------------------------------------------------------
In-Force Earnings                                               60
--------------------------------------------------------------------------------
In-Force Premium                                                60
--------------------------------------------------------------------------------

                                                                PAGE

--------------------------------------------------------------------------------
Investment Alternatives                                         35
--------------------------------------------------------------------------------
IRA Contract                                                    7
--------------------------------------------------------------------------------
Issue Date                                                      10
--------------------------------------------------------------------------------
Lincoln Benefit ("We")                                          1
--------------------------------------------------------------------------------
Market Value Adjustment                                         42
--------------------------------------------------------------------------------
Maximum Anniversary Value (MAV)
Death Benefit Option                                            59
--------------------------------------------------------------------------------
Payout Phase                                                    10
--------------------------------------------------------------------------------
Payout Start Date                                               10
--------------------------------------------------------------------------------
Payout Withdrawal                                               55
--------------------------------------------------------------------------------
Portfolios                                                      65
--------------------------------------------------------------------------------
Qualified Contract                                              64
--------------------------------------------------------------------------------
Return of Premium ("ROP") Death Benefit                         9
--------------------------------------------------------------------------------
Rider Application Date                                          7
--------------------------------------------------------------------------------
Rider Anniversary                                               23
--------------------------------------------------------------------------------
Rider Date                                                      23
--------------------------------------------------------------------------------
Rider Fee                                                       7
--------------------------------------------------------------------------------
Rider Maturity Date                                             22
--------------------------------------------------------------------------------
Rider Period                                                    23
--------------------------------------------------------------------------------
Rider Trade-In Option                                           28
--------------------------------------------------------------------------------
Right to Cancel                                                 19
--------------------------------------------------------------------------------
SEC                                                             1
--------------------------------------------------------------------------------
Settlement Value                                                59
--------------------------------------------------------------------------------
Spousal Protection Benefit (Co-Annuitant) Option                64
--------------------------------------------------------------------------------
Standard Fixed Account Option                                   41
--------------------------------------------------------------------------------
SureIncome Withdrawal Benefit Option                            29
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                   52
--------------------------------------------------------------------------------
Tax Qualified Contract                                          71
--------------------------------------------------------------------------------
Transfer Period Accounts                                        32
--------------------------------------------------------------------------------
Trial Examination Period                                        6
--------------------------------------------------------------------------------
TrueBalance/SM/ Asset Allocation Program                        38
--------------------------------------------------------------------------------
Withdrawal Benefit Factor                                       30
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase                                 31
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase Start Date                      31
--------------------------------------------------------------------------------
Valuation Date                                                  19
--------------------------------------------------------------------------------
Variable Account                                                65
--------------------------------------------------------------------------------
Variable Sub-account                                            35
--------------------------------------------------------------------------------


        * In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all four Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.


                                 4  PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

.. The CONSULTANT SOLUTIONS CLASSIC CONTRACT has a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

.. The CONSULTANT SOLUTIONS PLUS CONTRACT offers a Credit Enhancement of up to 5% on purchase payments, a mortality and expense risk charge of 1.45%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

.. The CONSULTANT SOLUTIONS ELITE CONTRACT has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

.. The CONSULTANT SOLUTIONS SELECT CONTRACT has a mortality and expense risk charge of 1.70%, an administrative expense charge of 0.10%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.25%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.


                                 5  PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS               You can purchase the Classic Contract with as little as
                                $1,200, and each of the other Contracts with as little
                                as $10,000 ($2,000 for Qualified Contracts, which are
                                Contracts issued with a qualified plan). You can add to
                                your Contract as often and as much as you like, but
                                each subsequent payment must be at least $1,000 ($100
                                for automatic payments).

                                We reserve the right to accept a lesser initial
                                purchase payment amount for each Contract.  We may
                                limit the cumulative amount of purchase payments to a
                                maximum of $1,000,000 in any Contract. You must
                                maintain a minimum Contract Value of $1,000.

                                For CONSULTANT SOLUTIONS PLUS CONTRACTS, each time you
                                make a purchase payment, we will add to your Contract
                                Value a Credit Enhancement of up to 5% of such purchase
                                payment.
---------------------------------------------------------------------------------------
TRIAL EXAMINATION PERIOD        You may cancel your Contract within 20 days of receipt
                                or any longer period as your state may require ("TRIAL
                                EXAMINATION PERIOD"). Upon cancellation, we will return
                                your purchase payments adjusted, to the extent federal
                                or state law permits, to reflect the investment
                                experience of any amounts allocated to the Variable
                                Account, including the deduction of mortality and
                                expense risk charges and administrative expense
                                charges. If you cancel your Contract during the Trial
                                Examination Period, the amount we refund to you will
                                not include any Credit Enhancement. See "Trial
                                Examination Period" for details.
---------------------------------------------------------------------------------------
EXPENSES                        Each Portfolio pays expenses that you will bear
                                indirectly if you invest in a Variable Sub-account. You
                                also will bear the following expenses:

                                CONSULTANT SOLUTIONS CLASSIC CONTRACTS

                                .Annual mortality and expense risk charge equal to
                                  1.25% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 7% of purchase
                                  payments withdrawn.

                                CONSULTANT SOLUTIONS PLUS CONTRACTS

                                .Annual mortality and expense risk charge equal to
                                  1.45% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 8.5% of
                                  purchase payments withdrawn.

                                CONSULTANT SOLUTIONS ELITE CONTRACTS

                                .Annual mortality and expense risk charge equal to
                                  1.60% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 7% of purchase
                                  payments withdrawn.

                                CONSULTANT SOLUTIONS SELECT CONTRACTS

                                .Annual mortality and expense risk charge equal to
                                  1.70% of average daily net assets.

                                . No withdrawal charges.


                                 6  PROSPECTUS



                                ALL CONTRACTS

                                .
                                  Annual administrative expense charge of 0.10% average
                                  daily net assets (up to 0.25% for future Contracts).

                                .
                                  Annual contract maintenance charge of $40 (reduced to
                                  $30 if Contract Value is at least $2000, and waived
                                  in certain cases).

                                .If you select the MAXIMUM ANNIVERSARY VALUE (MAV)
                                  ENHANCED DEATH BENEFIT OPTION ("MAV DEATH BENEFIT
                                  OPTION") you will pay an additional mortality and
                                  expense risk charge of 0.20% (up to 0.50% for Options
                                  added in the future).

                                .If you select the ANNUAL INCREASE ENHANCED DEATH
                                  BENEFIT OPTION ("ANNUAL INCREASE DEATH BENEFIT
                                  OPTION"), you will pay an additional mortality and
                                  expense risk charge of 0.30% (up to 0.50% for options
                                  added in the future).

                                .If you select the ENHANCED EARNINGS DEATH BENEFIT
                                  OPTION you will pay an additional mortality and
                                  expense risk charge of 0.25% or 0.40% (up to 0.35% or
                                  0.50% for Options added in the future) depending on
                                  the age of the oldest Owner, the Co-Annuitant, and/or
                                  oldest Annuitant on the date we receive the completed
                                  application or request to add the benefit, whichever
                                  is later ("RIDER APPLICATION DATE").

                                .If you select the TRUERETURN ACCUMULATION BENEFIT
                                  OPTION you would pay an additional annual fee ("RIDER
                                  FEE") of 0.50% (up to 1.25% for Options added in the
                                  future) of the BENEFIT BASE in effect on each
                                  Contract anniversary ("CONTRACT ANNIVERSARY") during
                                  the Rider Period. You may not select the TrueReturn
                                  Accumulation Benefit Option together with the
                                  SureIncome Withdrawal Benefit Option.

                                .If you select the SUREINCOME WITHDRAWAL BENEFIT
                                  OPTION  ("SUREINCOME OPTION")  you would pay an
                                  additional annual fee ("SUREINCOME OPTION FEE") of
                                  0.50% (up to 1.25% for Options added in the future)
                                  of the BENEFIT BASE on each Contract Anniversary (See
                                  the SureIncome Option Fee section).  You may not
                                  select the SureIncome Option together with the
                                  TrueReturn Accumulation Benefit Option.

                                .If you select the INCOME PROTECTION BENEFIT OPTION
                                  you will pay an additional mortality and expense risk
                                  charge of 0.50% (up to 0.75% for Options added in the
                                  future) during the Payout Phase of your Contract.

                                .If you select the SPOUSAL PROTECTION BENEFIT
                                  (CO-ANNUITANT) OPTION you would pay an additional
                                  annual fee ("RIDER FEE") of 0.10% (up to 0.15% for
                                  Options added in the future) of the Contract Value
                                  ("CONTRACT VALUE") on each Contract Anniversary. This
                                  Option is available only for Individual Retirement
                                  Annuity ("IRA") Contracts qualified under Section 408
                                  of the Internal Revenue Code.  For Contracts
                                  purchased on or after May 1, 2005, we may discontinue
                                  offering the Spousal Protection Benefit
                                  (Co-Annuitant) Option at any time.  NO RIDER FEE IS
                                  CHARGED FOR THE SPOUSAL PROTECTION BENEFIT
                                  (CO-ANNUITANT) OPTION FOR CONTRACT OWNERS WHO ADDED
                                  THE OPTION PRIOR TO MAY 1, 2005.

                                .Transfer fee equal to 1.00% (subject to increase to
                                  up to 2.00%) of the amount transferred after the
                                  12/th/ transfer in any Contract Year ("CONTRACT
                                  YEAR"), but not more than $25. A Contract Year is
                                  measured from the date we issue your Contract or a
                                  Contract Anniversary.

                                . State premium tax (if your state imposes one)

                                . NOT ALL OPTIONS ARE AVAILABLE IN ALL STATES

                                .WE MAY DISCONTINUE OFFERING ANY OF THESE OPTIONS AT
                                  ANY TIME.


                                 7  PROSPECTUS




INVESTMENT ALTERNATIVES         Each Contract offers several investment alternatives
                                including:

                                .
                                  up to 2 Fixed Account Options that credit interest at
                                  rates we guarantee, and

                                .50 Variable Sub-accounts investing in Portfolios
                                  offering professional money management by these investment advisers:

                                  . A I M Advisors, Inc.

                                  . Fred Alger Management, Inc.

                                  . Fidelity Management & Research Company

                                  . Janus Capital Management LLC

                                  . MFS(TM) Investment Management

                                  . OppenheimerFunds, Inc.

                                  . OpCap Advisors LLC

                                  . Pacific Investment Management Company LLC

                                  . Rydex Investments

                                  . Legg Mason Partners Fund Advisor, LLC

                                  . T. Rowe Price Associates, Inc.

                                  . Van Eck Associates Corporation

                                  . Van Kampen Asset Management

                                  . Van Kampen (1)

                                (1) Morgan Stanley Investment Management Inc., the
                                   adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                                Not all Fixed Account Options are available in all states or with all Contracts.

                                To find out current rates being paid on the Fixed
                                Account Option(s), or to find out how the Variable
                                Sub-accounts have performed, please call us at
                                800-865-5237.
---------------------------------------------------------------------------------------
SPECIAL SERVICES                For your convenience, we offer these special services:

                                . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                                . AUTOMATIC ADDITIONS PROGRAM

                                . DOLLAR COST AVERAGING PROGRAM

                                . SYSTEMATIC WITHDRAWAL PROGRAM

                                . TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
---------------------------------------------------------------------------------------
INCOME PAYMENTS                 You can choose fixed income payments, variable income
                                payments, or a combination of the two. You can receive
                                your income payments in one of the following ways (you
                                may select more than one income plan):

                                . life income with guaranteed number of payments

                                .
                                  joint and survivor life income with guaranteed number
                                  of payments

                                . guaranteed number of payments for a specified period

                                . life income with cash refund

                                . joint life income with cash refund

                                . life income with installment refund

                                . joint life income with installment refund

                                In addition, we offer an Income Protection Benefit
                                Option that guarantees that your variable income payments will not fall below a certain level.

                                 8  PROSPECTUS


DEATH BENEFITS                  If you die before the Payout Start Date, we will pay a
                                death benefit subject to the conditions described in
                                the Contract. In addition to the death benefit included
                                in your Contract ("ROP DEATH BENEFIT"), the death
                                benefit options we currently offer include:

                                . MAV DEATH BENEFIT OPTION;

                                . ANNUAL INCREASE DEATH BENEFIT OPTION; and

                                . ENHANCED EARNINGS DEATH BENEFIT OPTION.
---------------------------------------------------------------------------------------
TRANSFERS                       Before the Payout Start Date, you may transfer your
                                Contract Value among the investment alternatives, with
                                certain restrictions. The minimum amount you may
                                transfer is $100 or the amount remaining in the
                                investment alternative, if less.  The minimum amount
                                that can be transferred into the Standard Fixed Account
                                or Market Value Adjusted Account Options is $100.

                                A charge may apply after the 12/th/ transfer in each
                                Contract Year.
---------------------------------------------------------------------------------------
WITHDRAWALS                     You may withdraw some or all of your Contract Value at
                                any time during the Accumulation Phase and during the
                                Payout Phase in certain cases. In general, you must
                                withdraw at least $50 at a time. If any withdrawal
                                reduces your Contract Value to less than $1,000, we
                                will treat the request as a withdrawal of the entire
                                Contract Value, unless the SureIncome Withdrawal
                                Benefit Option is in effect under your Contract.
                                Withdrawals taken prior to annuitization (referred to
                                in this prospectus as the Payout Phase) are generally
                                considered to come from the earnings in the Contract
                                first. If the Contract is tax-qualified, generally all
                                withdrawals are treated as distributions of earnings.
                                Withdrawals of earnings are taxed as ordinary income
                                and, if taken prior to age 59 1/2, may be subject to an
                                additional 10% federal tax penalty. A withdrawal charge
                                and a MARKET VALUE ADJUSTMENT may also apply.




                                 9  PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on 53. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment




Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 800-865-5237 if you have any question about how the Contracts work.


                                 10  PROSPECTUS

EXPENSE TABLES
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the prospectuses for the Portfolios.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)/* /

                         Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable  Charge:
-----------------------------------------------------------------------------------------------------------------------------------
Contract:                    0           1           2           3           4           5           6          7           8+
Consultant Solutions
 Classic                      7%          7%          6%          5%          4%          3%        2%           0%         0%
Consultant Solutions
 Plus                       8.5%        8.5%        8.5%        7.5%        6.5%        5.5%        4%         2.5%         0%
Consultant Solutions
 Elite:                       7%          6%          5%          0%          0%          0%        0%           0%         0%
Consultant Solutions
 Select:                                                                   None

All Contracts:
-----------------------------------------------------------------------------------------------------------------------------------
Annual Contract
 Maintenance Charge                                                       $40**
Transfer Fee                                 up to 2.00% of the amount transferred, but not more than $25***
Premium Taxes                                              0% to 4.00% of Purchase Payment****
Loan Interest Rate                                                     7.25% *****


* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.

**/ /Reduced to $30 if Contract Value is not less than $2000, and waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred. The transfer fee will never be greater than $25.

**** Some States charge premium taxes that generally range from 0 to 4%. We are responsible for paying these taxes, and will deduct them from your Contract Value. Our current practice is to not charge for these taxes until the Payout Start Date or surrender of the Contract. See "Premium Taxes" for more information.

***** For more information, see "Contract Loans for 403(b) Contracts." The loan interest rate is subject to change.


                                 11  PROSPECTUS

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)


If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                   Mortality and Expense Risk             Administrative
Basic Contract (without any optional benefit)               Charge                       Expense Charge*
--------------------------------------------------------------------------------------------------------
Consultant Solutions Classic                               1.25%                           0.10%
--------------------------------------------------------------------------------------------------
Consultant Solutions Plus                                  1.45%                           0.10%
--------------------------------------------------------------------------------------------------
Consultant Solutions Elite                                 1.60%                           0.10%
--------------------------------------------------------------------------------------------------
Consultant Solutions Select                                1.70%                           0.10%
--------------------------------------------------------------------------------------------------
                                                        Total Variable Account
Basic Contract (without any optional benefit)              Annual Expense
-----------------------------------------------------------------------
Consultant Solutions Classic                                     1.35%
-----------------------------------------------------------------------
Consultant Solutions Plus                                        1.55%
-----------------------------------------------------------------------
Consultant Solutions Elite                                       1.70%
-----------------------------------------------------------------------
Consultant Solutions Select                                      1.80%
-----------------------------------------------------------------------


*We reserve the right to raise the administrative expense charge to 0.25%. If we increase this charge, we will amend the prospectus, accordingly. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

MAV Death Benefit Option                           Currently 0.20%, up to a maximum of 0.50% for Options added in the future *

Annual Increase Death Benefit Option               Currently 0.30%, up to a maximum of 0.50% for Options added in the future *

Enhanced Earnings Death Benefit Option (issue age  Currently 0.25%, up to a maximum of 0.35% for Options added
 0-70)                                             in the future *

Enhanced Earnings Death Benefit Option (issue age  Currently 0.40%, up to a maximum of 0.50% for Options added
 71-79)                                            in the future *



If you select the Options with the highest possible combination of mortality and expense risk charges during the Accumulation Phase, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option,
Annual Increase Death Benefit Option, and                        Mortality and Expense                Administrative
Enhanced Earnings Death Benefit Option (issue age 71-79)             Risk Charge*                    Expense Charge*
-------------------------------------------------------------------------------------------------------------------
Consultant Solutions Classic                                                2.15%                           0.10%
-------------------------------------------------------------------------------------------------------------------
Consultant Solutions Plus                                                   2.35%                           0.10%
-------------------------------------------------------------------------------------------------------------------
Consultant Solutions Elite                                                  2.50%                           0.10%
-------------------------------------------------------------------------------------------------------------------
Consultant Solutions Select                                                 2.60%                           0.10%
-------------------------------------------------------------------------------------------------------------------
Contract with the MAV Death Benefit Option,
Annual Increase Death Benefit Option, and                          Total Variable Account
Enhanced Earnings Death Benefit Option (issue age 71-79)              Annual Expense
------------------------------------------------------------------------------------
Consultant Solutions Classic                                                  2.25%
------------------------------------------------------------------------------------
Consultant Solutions Plus                                                     2.45%
------------------------------------------------------------------------------------
Consultant Solutions Elite                                                    2.60%
------------------------------------------------------------------------------------
Consultant Solutions Select                                                   2.70%
------------------------------------------------------------------------------------


  *As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher in the future if you add this Option to your Contract. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract. If we increase any of these charges, we will amend the prospectus, accordingly.

TRUERETURN ACCUMULATION BENEFIT OPTION ANNUAL FEE
(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

TrueReturn Accumulation Benefit Option                                 Currently 0.50%, up to a maximum of 1.25% for
                                                                       Options added in the future. *
----------------------------------------------------------------------------------------------------------------------------


* If we increase this charge, we will amend the prospectus, accordingly. See "TrueReturn Accumulation Benefit Option" for details.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION ANNUAL FEE
(ANNUAL RATE AS A PERCENTAGE OF CONTRACT VALUE ON A CONTRACT ANNIVERSARY)

Spousal Protection Benefit (Co-Annuitant) Option                         Currently 0.10%, up to a maximum of 0.15% for
                                                                         Options added in the future *
--------------------------------------------------------------------------------------------------------------------------


* For Options added on or after 5/1/2005. If we increase this charge, we will amend the prospectus, accordingly. See "Spousal Protection Benefit (Co-Annuitant) Option" for details.


                                 12  PROSPECTUS

SUREINCOME OPTION FEE
(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

SureIncome Withdrawal Benefit Option                                   Currently 0.50%, up to a maximum of 1.25% for
                                                                       SureIncome Options added in the future *
---------------------------------------------------------------------------------------------------------------------------


* If we increase this charge, we will amend the prospectus, accordingly. See "SureIncome Withdrawal Benefit Option" for details.

INCOME PROTECTION BENEFIT OPTION FEE (PAYOUT PHASE ONLY)*

(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Income Protection Benefit Option             Currently 0.50%, up to a maximum of 1.25% for Options added in the future*
--------------------------------------------------------------------------------------------------


* See "Income Payments - Income Protection Benefit Option," below, for a description of the Income Protection Benefit Option. You may add this Option when you elect to receive annuity benefits. We begin to deduct the charge for this Option on the Payout Start Date. Currently, the charge for this Option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We will charge you the Option charge in effect when you choose to apply this Option to your Contract. We reserve the right to raise the Income Protection Benefit Option charge to up to 0.75%. If we increase this charge, we will amend the prospectus accordingly. Once your Income Protection Benefit Option is in effect, however, we will not change the option charge you will pay for this Option. See "Expenses - Mortality and Expense Risk Charge," below, for details.


                                 13  PROSPECTUS

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisors and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the second table below and in the prospectus for each Portfolio.


-------------------------------------------------------------------------------
                                             Minimum          Maximum
-------------------------------------------------------------------------------
Total Annual Portfolio Operating
Expenses/(1)/
(expenses that are deducted from Portfolio
assets,
which may include management fees,
distribution
and/or services (12b-1) fees, and other            0.35%             3.72%
expenses)
-------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2006.


EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated;

.. earned a 5% annual return on your investment;

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

.. elected the MAV Death Benefit Option and the Annual Increase Death Benefit
  Option;

.. elected the Enhanced Earnings Death Benefit Option (assuming issue age 71-79);

.. elected the Spousal Protection Benefit (Co-Annuitant) Option; and

.. elected the TrueReturn Accumulation Benefit Option or SureIncome Withdrawal
  Benefit Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

                                                          Consultant Solutions Classic          Consultant Solutions Plus
                                                       1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years   10 Years
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses       $1,297  $2,492   $3,639    $6,470   $1,445  $2,761    $3,937    $6,603
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses       $  952  $1,507   $2,079    $3,756   $1,100  $1,780    $2,390    $3,945
------------------------------------------------------------------------------------------------------------------------------------


                                          Consultant Solutions Elite          Consultant Solutions Select
                                      1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years   10 Years
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual         $1,247  $2,166   $3,534    $6,701    $748   $2,194    $3,576    $6,765
Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual         $  902  $1,188   $1,997    $4,084    $403   $1,218    $2,046    $4,175
Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------




                                 14  PROSPECTUS

EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period

                           Consultant Solutions Classic          Consultant Solutions Plus
                        1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years   10 Years
-------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio         $702   $2,067   $3,384    $6,470    $722   $2,124    $3,470     $6,603
Expenses
-------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio         $357   $1,082   $1,824    $3,756    $377   $1,142    $ 1923     $3,945
Expenses
-------------------------------------------------------------------------------------------------


                                          Consultant Solutions Elite          Consultant Solutions Select
                                      1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years   10 Years
---------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual          $737   $2,166   $3,534    $6,701    $748   $2,194    $3,576    $6,765
Portfolio Expenses
---------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual          $392   $1,188   $1,997    $4,084    $403   $1,218    $2,046    $4,175
Portfolio Expenses
---------------------------------------------------------------------------------------------------------------

..

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED.
 THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $40 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION, THE ANNUAL INCREASE DEATH BENEFIT OPTION, THE ENHANCED EARNINGS DEATH BENEFIT OPTION (ASSUMING THE OLDEST CONTRACT OWNER AND CO-ANNUITANT, OR, IF THE CONTRACT OWNER IS A NON-LIVING PERSON, THE OLDEST ANNUITANT, ARE AGE 71 OR OLDER, AND ALL ARE AGE 79 OR YOUNGER ON THE RIDER APPLICATION DATE), THE SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION, AND THE TRUERETURN ACCUMULATION BENEFIT OPTION OR SUREINCOME WITHDRAWAL BENEFIT OPTION. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.


                                 15  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix H of this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The financial statements of Lincoln Benefit and the financial statements of the Variable Account, which are comprised of the financial statements of the underlying sub-accounts, appear in the Statement of Additional Information.


THE CONTRACTS
--------------------------------------------------------------------------------


CONTRACT OWNER
Each CONTRACT is an agreement between you, the Contract Owner, and Lincoln Benefit, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan(s) you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, or, if the Contract Owner is a non-living person, an Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die prior to the Payout Start Date, any surviving joint Contract Owner, or, if none, the Beneficiary, may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a non-living person, we will pay the death benefit to the current Contract Owner.

The Contract cannot be jointly owned by both a living and a non-living person. The CONSULTANT SOLUTIONS SELECT is not available for purchase by non-living persons. The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the MAV Death Benefit Option, the Annual Increase Death Benefit Option, or the Enhanced Earnings Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option , the maximum age of any Contract Owner on the Rider Application Date is currently age 90. If you select the SureIncome Withdrawal Benefit Option , the maximum age of any Contract Owner on the Rider Application Date is currently age 85.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.

Except for certain Qualified Contracts, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The ANNUITANT is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). If the Contract is a Non-Qualified


                                 16  PROSPECTUS

Contract, you also may designate a joint Annuitant, who is a second person on whose life income payments depend. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.

If the Owner is a living person, the Owner may change the Annuitant before the Payout Start Date by written request in a form satisfactory to us. Once we accept a change, it takes effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it.

If you select the MAV Death Benefit Option, Annual Increase Death Benefit Option, or Enhanced Earnings Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application date is age 90. If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date. If you select the SureIncome Withdrawal Benefit Option , the maximum age of any Annuitant on the Rider Application Date is currently age 85.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


CO-ANNUITANT
Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option must name their spouse as a CO-ANNUITANT:

.. the individually owned Contract must be either a traditional, Roth or Simplified Employee Pension IRA;

.. the Contract Owner must be age 90 or younger on the Rider Application Date;

.. and the Co-Annuitant must be age 79 or younger on the Rider Application Date;
  and

.. the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date and the "Death of Annuitant" provision of your Contract does not apply upon the death of the Co-Annuitant. If you are single when you purchase this Contract, and are married later, you may add the Spousal Protection Benefit Option within six months of your marriage only if you provide proof of marriage in a form satisfactory to us. You may change the Co-Annuitant to a new spouse within six months of re-marriage only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. The Co-Annuitant will be considered an Owner for the purposes of determining the age or birthday of the Owners under the MAV Death Benefit Option, the Annual Increase Death Benefit Option and the Enhanced Earnings Death Benefit Option. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.


BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("DEATH PROCEEDS") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries. We will provide a form to be signed by you and filed with us. Once we accept the form, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

.. your spouse or, if he or she is no longer living,


                                 17  PROSPECTUS

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you, we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the death benefit in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract owner is not a living person), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours.
 Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the death proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any death proceed amounts attributable to any Beneficiary which remain in the Variable Sub-accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the death proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death proceeds. Each Beneficiary will exercise all rights related to his or her share of the death proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.


MODIFICATION OF THE CONTRACT
Only a Lincoln Benefit officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN PERIODIC INCOME PAYMENTS UNDER YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Classic Contracts is $1,200 (Qualified or Non-Qualified Contracts); the minimum initial purchase payment for all other Non-Qualified Contracts is $10,000, ($2,000 for Qualified Contracts). All subsequent purchase payments under a Contract must be $1,000 or more ($100 for automatic payments). For CONSULTANT SOLUTIONS PLUS CONTRACTS, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date; however, any additional payments after the initial purchase payment may be limited in some states. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $100 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the


                                 18  PROSPECTUS
investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-865-5237.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

For CONSULTANT SOLUTIONS SELECT CONTRACTS, the maximum amount that can be allocated during any single day to certain selected funds is $25,000. Please see the current list of funds affected by this restriction on page 25.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed for the next Valuation Date.


CREDIT ENHANCEMENT
For CONSULTANT SOLUTIONS PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner, or, if the Contract Owner is a non-living person, the oldest Annuitant, is age 85 or younger on the date we receive the completed application for the Contract ("Application Date"). If the oldest Contract Owner or, if the Owner is a non-living person, the oldest Annuitant is age 86 or older and 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. The thresholds apply individually to each CONSULTANT SOLUTIONS PLUS CONTRACT you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

      ADDITIONAL CREDIT           CUMULATIVE PURCHASE
    ENHANCEMENT FOR LARGE       PAYMENTS LESS CUMULATIVE
          CONTRACTS             WITHDRAWALS MUST EXCEED:

0.50% of the purchase payment           $500,000

1.00% of the purchase payment          $1,000,000


If, during the first Contract Year only, the cumulative purchase payments less cumulative withdrawals exceed the thresholds, the additional credit enhancement will apply to prior purchase payments, less cumulative withdrawals, and will be added to the Contract Value as of the date of the most recent purchase payment. The additional credit enhancement will be applied only once to any given purchase payment, current or prior.

If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "TRIAL EXAMINATION PERIOD" below for details. The CONSULTANT SOLUTIONS PLUS CONTRACT may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the most recent purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

TRIAL EXAMINATION PERIOD

You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will


                                 19  PROSPECTUS
refund the greater of any purchase payments or the Contract Value.

For CONSULTANT SOLUTIONS PLUS CONTRACTS, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Trial Examination Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement. In states where required, we will return the amount of your purchase payments. In other states, we will return the amount of your purchase payments, reduced by the amount of any mortality and expense risk charges and administrative expense charges deducted prior to cancellation, and adjusted by any investment gain or loss associated with:

.. your Variable Account purchase payments; and

.. any portion of the Credit Enhancement assigned to the Variable Sub-accounts.

We reserve the right to allocate your purchase payments to the PIMCO VIT Money Market - Administrative Shares Sub-Account during the Trial Examination Period. For Contracts purchased in California by persons age 60 and older, you may
elect to defer until the end of the Trial Examination   Period allocation of
your purchase payment to the Variable Sub-accounts.  Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the PIMCO VIT Money Market - Administrative Shares Sub-Account. On the next Valuation Date 40 day after the issue date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.

State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for any state specific information.


                                 20  PROSPECTUS

CONTRACT LOANS FOR 403(B) CONTRACTS
--------------------------------------------------------------------------------

Subject to the restrictions described below, we will make loans to the Contract Owner of a Contract used in connection with a Tax Sheltered Annuity Plan ("TSA
Plan") under Section 403(b) of the Internal Revenue Code.   Such loans may not
be available in all states. Loans are not available under non-qualified Contracts. We will only make loans after the right to cancel period and before the Payout Start Date. All loans are subject to the terms of the Contract, the relevant qualified plan, and the Internal Revenue Code, which impose restrictions on loans. Loans may not be available with all rider options.

We will not make a loan to you if the total of the requested loan and your unpaid outstanding loans will be greater than the amount available for full withdrawal, including any applicable Market Value Adjustment, under your Contract on the date of the loan. In addition, you may not borrow a loan if the total of the requested loan and all of your loans under TSA Plans with the same employer is more than the lesser of (a) or (b) where:

  (a) equals $50,000 minus the excess of the highest outstanding loan balance during the prior 12 months over the current outstanding loan balance; and

  (b) equals the greater of $10,000 or half of the amount available for full withdrawal.

The minimum loan amount is $1,000.

To request a Contract loan, write to us at the address given on the first page of the prospectus. You alone are responsible for ensuring that your loan and repayments comply with tax requirements. Loans made before the Payout Start Date are generally treated as distributions under the Contract, and may be subject to withholding and tax penalties for early distributions. Some of these requirements are stated in Section 72 of the Internal Revenue Code. Please seek advice from your plan administrator or tax advisor.

When we make a loan, we will transfer an amount equal to the loan amount from the Variable Account and/or the Fixed Account Options to the Loan Account as collateral for the loan. The Loan Account is an account established for amounts transferred from the Variable Sub-accounts or Fixed Account Options as security for an outstanding Contract loan. We will transfer to the Loan Account amounts from each Variable Sub-account in proportion to the total assets in all Variable Sub-accounts. If your loan amount is greater than your Contract Value in the Variable Sub-accounts, we will transfer the remaining required collateral from the Market Value Adjusted or Standard Fixed Account Option. If your loan amount is greater than your contract value in the Variable Sub-accounts and the Market Value Adjusted or Standard Fixed Account Option, we will transfer the remaining required collateral from the Dollar Cost Averaging Fixed Account Options.

We will not charge a Withdrawal Charge on the loan or on the transfer from the Variable Sub-accounts or any of the Fixed Account Options. We may, however, apply a Market Value Adjustment to a transfer from the Market Value Adjusted Fixed Account to the Loan Account. If we do, we will increase or decrease the amount remaining in the Market Value Adjusted Fixed Account by the amount of the Market Value Adjustment, so that the net amount transferred to the Loan Account will equal the desired loan amount. We will charge a Withdrawal Charge and apply a Market Value Adjustment, if applicable, on a distribution to repay the loan in full, in the event of loan default.

We will credit interest to the amounts in the Loan Account. The annual interest rate credited to the Loan Account will be the greater of: (a) an annual effective rate of 3%; or (b) the loan interest rate minus 2.25%. The value of the amounts in the Loan Account are not affected by the changes in the value of the Variable Sub-accounts.

When you take out a loan, we will set the loan interest rate. That rate will apply to your loan until it is repaid. From time to time, we may change the loan interest rate applicable to new loans. We also reserve the right to change the terms of new loans.

We will subtract the outstanding Contract loan balance, including accrued but unpaid interest, from:

  (1) the Death Proceeds;

  (2) full withdrawal proceeds;

  (3) the amount available for partial withdrawal; and

  (4) the amount applied on the Payout Start Date to provide income payments.

If a New Owner elects to continue the Contract under Death of Owner Option D, the new Contract Value will be reduced by the amount of the loan outstanding plus accrued interest and the loan will be canceled.

Usually you must repay a Contract loan within five years of the date the loan is made. Scheduled payments must be level, amortized over the repayment period, and made at least quarterly. We may permit a repayment period of 15 or 30 years if the loan proceeds are used to acquire your principal residence. We may also permit other repayment periods.

You must mark your loan repayments as such. We will assume that any payment received from you is a Purchase Payment, unless you tell us otherwise. Generally, loan payments are allocated to the Variable Sub-account(s) in the proportion that you have selected for your most recent Purchase Payment. Allocations of loan payments are not permitted to the Fixed Accounts (Standard Fixed Account, Market Value Adjusted Account, and Dollar Cost Averaging Fixed Account Option). If your Purchase


                                 21  PROSPECTUS

Payment allocation includes any of the Fixed Accounts, the percentages allocated to the Fixed Accounts will be allocated instead to the PIMCO Money Market Sub-account.

If you do not make a loan payment when due, we will continue to charge interest on your loan. We also will declare the entire loan in default. We will subtract the defaulted loan balance plus accrued interest from any future distribution under the Contract and keep it in payment of your loan. Any defaulted amount plus interest will be treated as a distribution for tax purposes (as permitted by law). As a result, you may be required to pay taxes on the defaulted amount and incur the early withdrawal tax penalty. Until we are permitted by law to extinguish a defaulted loan, we will continue to charge interest and add unpaid interest to your outstanding loan balance.

If the total loan balance exceeds the amount available for full withdrawal, we will mail written notice to your last known address. The notice will state the amount needed to maintain the Contract in force. If we do not receive payment of this amount within 31 days after we mail this notice, we will terminate your Contract.

We may defer making any loan for 6 months after you ask us for a loan, unless the loan is to pay a premium to us.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the CONTRACT VALUE is equal to your initial purchase payment (for CONSULTANT SOLUTIONS PLUS CONTRACTS, your initial purchase payment plus the Credit Enhancement).

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-account by (ii) the Accumulation Unit Value of that Variable Sub-account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-account when the Accumulation Unit Value for the Sub-account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-account to your Contract. For CONSULTANT SOLUTIONS PLUS CONTRACTS, we would credit your Contract additional Accumulation Units of the Variable Sub-account to reflect the Credit Enhancement paid on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-account would, of course, reduce the number of Accumulation Units of that Sub-account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


TRUERETURN ACCUMULATION BENEFIT OPTION
We offer the TRUERETURN ACCUMULATION BENEFIT OPTION, which is available for an additional fee. The TrueReturn Accumulation Benefit Option guarantees a minimum Contract Value on the "RIDER MATURITY DATE." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Accumulation Benefit Option" below for details on termination.

The TrueReturn Accumulation Benefit Option is available at time of application for the Contract, or the date we receive a written request to add the option, whichever is later, subject to availability and issue requirements. Currently, you may not add the TrueReturn Option to your Contract after Contract issue without prior approval if your Contract Value is greater than $1,000,000 at the time you try to add the TrueReturn Option. Currently, you may have only one


                                 22  PROSPECTUS

TrueReturn Accumulation Benefit Option in effect on your Contract at one time. You may have only either the TrueReturn Accumulation Benefit Option or the SureIncome Option in effect on your Contract at one time. The TrueReturn Accumulation Benefit Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the youngest Annuitant's 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Accumulation Benefit Option may be cancelled at any time on or after the 5th Rider Anniversary by:

.. notifying us in writing in a form satisfactory to us; or

.. changing your investment allocations or making other changes so that that the allocation of investment alternatives no longer adheres to the investment requirements for the TrueReturn Accumulation Benefit Option. For more information regarding investment requirements for this Option, see the "Investment Requirements" section below.

The "RIDER ANNIVERSARY" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Accumulation Benefit Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Accumulation Benefit Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Accumulation Benefit Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "RIDER PERIOD" begins on the Rider Date and ends on the Rider Maturity Date. The "RIDER DATE" is the date the TrueReturn Accumulation Benefit Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time.
 We currently offer two "GUARANTEE OPTIONS," Guarantee Option 1 and Guarantee Option 2. The Guarantee Option you select has specific investment requirements, which are described in the "Investment Requirements" section below and may depend upon the Rider Date. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Accumulation Benefit Option may not be available in all states.
 We may discontinue offering the TrueReturn Accumulation Benefit Option at any time.

ACCUMULATION BENEFIT.

On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the PIMCO Money Market Variable Sub-account. You may transfer the excess amount out of the PIMCO Money Market Variable Sub-account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Accumulation Benefit Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Accumulation Benefit Option provides no additional benefit.

The "ACCUMULATION BENEFIT" is equal to the Benefit Base multiplied by the AB Factor. The "AB FACTOR" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                AB FACTORS
  RIDER PERIOD      GUARANTEE     GUARANTEE
(NUMBER OF YEARS)   OPTION 1      OPTION 2
---------------------------------------------
        8            100.0%           NA
---------------------------------------------
        9            112.5%           NA
---------------------------------------------
       10            125.0%        100.0%
---------------------------------------------
       11            137.5%        110.0%
---------------------------------------------
       12            150.0%        120.0%
---------------------------------------------
       13            162.5%        130.0%
---------------------------------------------
       14            175.0%        140.0%
---------------------------------------------
       15            187.5%        150.0%
---------------------------------------------
       16            200.0%        160.0%
---------------------------------------------
       17            212.5%        170.0%
---------------------------------------------
       18            225.0%        180.0%
---------------------------------------------
       19            237.5%        190.0%
---------------------------------------------
       20            250.0%        200.0%
---------------------------------------------


The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

 Example 1: Guarantee Option 1

Guarantee Option:                            1
Rider Period:                               15
AB Factor:                                187.5%
Rider Date:                               1/2/04
Rider Maturity Date:                      1/2/19


                                 23  PROSPECTUS


Benefit Base on Rider Date:               $50,000
Benefit Base on rider Maturity Date:      $50,000


On the Rider Maturity Date (1/2/19):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date X AB Factor
                       = $50,000 X 187.5%
                       = $93,750




Example 2: Guarantee Option 2

Guarantee Option:                            2
Rider Period:                               15
AB Factor:                                150.0%
Rider Date:                               1/2/04
Rider Maturity Date:                      1/2/19
Benefit Base on Rider Date:               $50,000
Benefit Base on rider Maturity Date:      $50,000


On the Rider Maturity Date (1/2/19):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date X AB Factor
                       = $50,000 X 150.0%
                       = $75,000


Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.


BENEFIT BASE.
The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

.. The Benefit Base will be increased by purchase payments (and Credit
  Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base.
   THEREFORE, IF YOU PLAN TO MAKE PURCHASE PAYMENTS AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE RIDER DATE, YOU SHOULD CONSIDER CAREFULLY WHETHER THIS OPTION IS APPROPRIATE FOR YOUR NEEDS.

.. The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
  (b), with the result multiplied by (c), where:

  (a) = the withdrawal amount;

  (b) = the Contract Value immediately prior to the withdrawal; and

  (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.

INVESTMENT REQUIREMENTS.

If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-accounts, and restrictions on transfers to or from certain investment alternatives.

We may also require that you use the Automatic Portfolio Rebalancing Program.
 We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will not apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

If you have an outstanding loan balance, you may not elect the TrueReturn Option until the outstanding balance has been repaid. If you elect the TrueReturn Option, we will not make a policy loan to you until the TrueReturn Option matures or is cancelled.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a model portfolio option ("Model Portfolio Option") available with the Guarantee Option you selected, as defined below; or


                                 24  PROSPECTUS

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS Contracts) and interest according to a Model Portfolio Option available for use with the Guarantee Option you selected; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2 and TrueBalance/SM/ Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future.
 We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn
Option:

                           GUARANTEE OPTION 1                                      GUARANTEE OPTION 2
--------------------------------------------------------------------------------------------------------------
* Model Portfolio Option 1                                                 * Model Portfolio Option 2
* TrueBalance Conservative Model Portfolio Option                          * TrueBalance Conservative Model
* TrueBalance Moderately Conservative Model Portfolio Option                Portfolio Option
                                                                           * TrueBalance Moderately
                                                                            Conservative Model Portfolio
                                                                            Option
                                                                           * TrueBalance Moderate Model
                                                                            Portfolio Option
                                                                           * TrueBalance Moderately Aggressive
                                                                            Model Portfolio Option
                                                                           * TrueBalance Aggressive Model
                                                                            Portfolio Option
--------------------------------------------------------------------------------------------------------------


You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made to your Contract will be allocated to the Variable Sub-Accounts according to your most recent instructions on file with us. You must comply with any required percentage allocations for the Model Portfolio Option you have selected. You may also request that purchase payments
 (and Credit Enhancement for CONSULTANT SOLUTIONS PLUS CONTRACTS) be allocated to the DCA Fixed Account Option.

MODEL PORTFOLIO OPTION 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category.
 However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective May 1, 2005, certain Variable Sub-Accounts under Model Portfolio 1 have been reclassified into different asset categories. These changes apply to TrueReturn Accumulation Benefit Options effective both prior to and on or after May 1, 2005. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category:

                      MODEL PORTFOLIO OPTION 1
---------------------------------------------------------------------
                           20% Category A
                           50% Category B
                           30% Category C
                            0% Category D
---------------------------------------------------------------------
CATEGORY A
Fidelity VIP Money Market - Service Class 2 Sub-Account
PIMCO VIT Money Market - Administrative Shares Sub-Account


                                 25  PROSPECTUS

---------------------------------------------------------------------
CATEGORY B
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
Legg Mason Partners Variable Global High Yield Bond - Class II
 Sub-Account
MFS High Income - Service Class Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
 Sub-Account
PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account
Van Kampen LIT Government, Class II Sub-Account
Van Kampen UIF U.S. Real Estate, Class II Sub-Account(1)
---------------------------------------------------------------------
CATEGORY C
AIM V.I. Basic Value - Series II Sub-Account
AIM V.I. Core Equity - Series II Sub-Account
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
Janus Aspen Series INTECH Risk-Managed Core - Service Shares
 Sub-Account
Janus Aspen Series Balanced - Service Shares Sub-Account
Janus Aspen Series Small Company Value - Service Shares Sub-Account
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
 Sub-Account (1)
Legg Mason Partners Variable Investors - Class I Sub-Account (2)
MFS Investors Trust - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Value - Service Class Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
Premier VIT OpCap Renaissance Sub-Account
Premier VIT OpCap Balanced Sub-Account
Rydex VT Sector Rotation Sub-Account
T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account
Van Eck Worldwide Absolute Return Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
---------------------------------------------------------------------
CATEGORY D (VARIABLE SUB-ACCOUNTS NOT AVAILABLE UNDER MODEL PORTFOLIO
 OPTION 1)
AIM V.I. Capital Appreciation - Series II Sub-Account
Alger American Growth - Class S Sub-Account
Alger American Leveraged AllCap - Class S Sub-Account
Alger American MidCap Growth - Class S Sub-Account
Fidelity VIP Growth - Service Class 2 Sub-Account
MFS New Discovery - Service Class Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Van Eck Worldwide Emerging Markets Sub-Account
Van Eck Worldwide Hard Assets Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class II Sub-Account(3)
---------------------------------------------------------------------

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio
- Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I.

(3) Morgan Stanley Investment Management Inc., the investment advisor to the Van Kampen UIF Portfolios, does business in certain instances as Van Kampen.

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION
1.  WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

MODEL PORTFOLIO OPTION 2.

The investment requirements under Model Portfolio Option 2 depend on the effective date of your TrueReturn Accumulation Benefit Option.

Rider Date prior to May 1, 2005
If your TrueReturn Accumulation Benefit Option Rider Date is prior to May 1, 2005, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2 under Guarantee Option 2, you must allocate your Contract Value among four asset categories in accordance with the percentage allocation requirements set out in the table below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category.
 However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to May 1, 2005) and the Variable Sub-Accounts available under each category:

     MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO MAY 1, 2005)
---------------------------------------------------------------------
                           10% Category A
                           20% Category B
                           50% Category C
                           20% Category D
---------------------------------------------------------------------
CATEGORY A
Fidelity VIP Money Market - Service Class 2 Sub-Account
PIMCO VIT Money Market - Administrative Shares Sub-Account
---------------------------------------------------------------------
CATEGORY B
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
Legg Mason Partners Variable Global High Yield Bond - Class II
 Sub-Account
MFS High Income - Service Class Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
 Sub-Account
PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account
Van Kampen LIT Government, Class II Sub-Account
Van Kampen UIF U.S. Real Estate, Class II Sub-Account(1)


                                 26  PROSPECTUS


---------------------------------------------------------------------
CATEGORY C
AIM V.I. Basic Value - Series II Sub-Account
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
Janus Aspen Series INTECH Risk-Managed Core - Service Shares
 Sub-Account
Janus Aspen Series Balanced - Service Shares Sub-Account
Janus Aspen Series Small Company Value - Service Shares Sub-Account
Legg Mason Partners Variable Investors - Class I Sub-Account(2)
MFS Investors Trust - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Premier VIT OpCap Balanced Sub-Account
Premier VIT OpCap Renaissance Sub-Account
T. Rowe Price Equity Income - II Sub-Account
Van Eck Worldwide Absolute Return Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
---------------------------------------------------------------------
CATEGORY D
AIM V.I. Capital Appreciation - Series II Sub-Account
AIM V.I. Core Equity - Series II Sub-Account
Alger American Growth - Class S Sub-Account
Alger American Leveraged AllCap - Class S Sub-Account
Alger American MidCap Growth - Class S Sub-Account
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Growth - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
 Sub-Account(3)
MFS New Discovery - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
Rydex VT Sector Rotation Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account
Van Eck Worldwide Emerging Markets Sub-Account
Van Eck Worldwide Hard Assets Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class II Sub-Account(1)
---------------------------------------------------------------------


(1) Morgan Stanley Investment Management Inc., the investment advisor to the Van Kampen UIF Portfolios, does business in certain instances as Van Kampen.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I.

(3) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio
- Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I.

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO MAY 1, 2005). WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

Rider Date on or after May 1, 2005
If your TrueReturn Accumulation Benefit Option Rider Date is on or after May 1, 2005, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2 under Guarantee Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts, however, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after May 1, 2005):

    MODEL PORTFOLIO OPTION 2 (RIDER DATE ON OR AFTER MAY 1, 2005)
---------------------------------------------------------------------
                              Available
---------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account
AIM V.I. Core Equity - Series II Sub-Account
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
Janus Aspen Series INTECH Risk-Managed Core - Service Shares
 Sub-Account
Janus Aspen Series Balanced - Service Shares Sub-Account
Janus Aspen Series Small Company Value - Service Shares Sub-Account
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
 Sub-Account (1)
Legg Mason Partners Variable Global High Yield Bond - Class II
 Sub-Account
Legg Mason Partners Variable Investors - Class I Sub-Account (2)
MFS Investors Trust - Service Class Sub-Account
MFS High Income - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
 Sub-Account
PIMCO VIT Money Market - Administrative Shares Sub-Account
PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
Premier VIT OpCap Balanced Sub-Account
Premier VIT OpCap Renaissance Sub-Account
Rydex VT Sector Rotation Sub-Account
T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account
Van Eck Worldwide Absolute Return Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Government, Class II Sub-Account
Van Kampen UIF U.S. Real Estate, Class II Sub-Account(3)
---------------------------------------------------------------------

                                 27  PROSPECTUS


                              Excluded
---------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
Alger American Growth - Class S Sub-Account
Alger American Leveraged AllCap - Class S Sub-Account
Alger American MidCap Growth - Class S Sub-Account
Fidelity VIP Growth - Service Class 2 Sub-Account
MFS New Discovery - Service Class Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Van Eck Worldwide Emerging Markets Sub-Account
Van Eck Worldwide Hard Assets Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class II Sub-Account(3)
---------------------------------------------------------------------




(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio
- Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I.

(3) Morgan Stanley Investment Management Inc., the investment advisor to the Van Kampen UIF Portfolios, does business in certain instances as Van Kampen.


TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.
If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

PLEASE NOTE ONLY CERTAIN TRUEBALANCE MODEL PORTFOLIO OPTIONS ARE AVAILABLE WITH YOUR TRUERETURN OPTION AS SUMMARIZED IN THE TABLE UNDER INVESTMENT REQUIREMENTS ABOVE.


CANCELLATION OF THE TRUERETURN OPTION.
You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.


DEATH OF OWNER OR ANNUITANT.
If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision as described on page 62 of your Contract, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated.
 If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If an Annuitant dies before the Payout Start Date, and the Contract is continued under Category 1 of the Death of Annuitant provision of the Contract, the TrueReturn Accumulation Benefit Option will remain in effect until terminated.
 If the Contract is not continued under Category 1, then the TrueReturn Accumulation Benefit Option will terminate on the date we receive a complete request for settlement of the Death Proceeds.

RIDER TRADE-IN OPTION.

We offer a "Rider Trade-In Option" that allows you to cancel your TrueReturn Accumulation Benefit Option and immediately add a new TrueReturn Accumulation Benefit Option ("NEW OPTION"), provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date.

.. The New Option will be made a part of your Contract on the date the existing
  TrueReturn Accumulation Benefit Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New Option must be a TrueReturn Accumulation Benefit Option that we make available for use with the Rider Trade-In Option.


                                 28  PROSPECTUS

.. The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Accumulation Benefit Option:

.. the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Accumulation Benefit Option at the time of trade-in;

.. the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

.. the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

.. the Model Portfolio Options will be determined by the Model Portfolio Options offered with the Guarantee Options available with the New Option;

.. any waiting period for canceling the New Option will start again on the new
  Rider Date;

.. any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

.. the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

Currently, we are also making the SureIncome Option available at the time of your first utilization of this TrueReturn Accumulation Benefit Option Rider Trade-In Option. We may discontinue offering the SureIncome Option under the Rider Trade-In Option for new TrueReturn Accumulation Benefit Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have the SureIncome Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Accumulation Benefit Option and immediately add a new SureIncome Option, provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Accumulation Benefit Option that was added to your Contract prior to the implementation date of the change.

.. The new SureIncome Option will be made a part of your Contract on the date the existing TrueReturn Accumulation Benefit Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The new SureIncome Option must be a SureIncome Option that we make available for use with this Rider Trade-In Option.

.. The issue requirements and terms and conditions of the new SureIncome Option must be met as of the date the new SureIncome Option is made a part of your Contract.

You should consult with your sales representative before trading in your TrueReturn Accumulation Benefit Option.


TERMINATION OF THE TRUERETURN OPTION.
The TrueReturn Option will terminate on the earliest of the following to occur:

.. on the Rider Maturity Date;

.. on the Payout Start Date;

.. on the date your Contract is terminated;

.. on the date the Option is cancelled;

.. on the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. on the date the Option is replaced with a New Option under the Rider Trade-In
  Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.

SUREINCOME WITHDRAWAL BENEFIT OPTION

We offer the SureIncome Withdrawal Benefit Option, which is available for an additional fee. The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract


                                 29  PROSPECTUS

Anniversary after the Rider Date. Each subsequent Benefit Year will coincide with (the same as) the Contract Year.

The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you try to add the SureIncome Option. You may have only one SureIncome Option in effect on your Contract at one time. You may only have either the TrueReturn Accumulation Benefit Option, or the SureIncome Option in effect on your Contract at the same time. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date")(The maximum age may depend on your state). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code
Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

The SureIncome Option may not be available in all states. We may discontinue offering the SureIncome Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.


WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.

BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

At the beginning of each Benefit Year, the Benefit Payment Remaining is equal to the Benefit Payment.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

  The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

  The value of the Benefit Payment of the previous Withdrawal Benefit Option (attached to your Contract) that is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

  If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

  The Benefit Payment immediately prior to the withdrawal; or

  The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

At our discretion, the Benefit Payment available during a Benefit Year may be increased on a nondiscriminatory basis and without prior notice in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. We are currently not increasing the Benefit Payment available to satisfy IRS minimum distribution requirements, which may result in a withdrawal greater than the Benefit Payment Remaining.

BENEFIT BASE

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date,


                                 30  PROSPECTUS
the Benefit Base will be increased by purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) and decreased by withdrawals as follows:

  If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

  The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix I.


CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST
If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.


CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

.. The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit
  Payout Phase is entered and the Accumulation Phase of the Contract ends.

.. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

.. The Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates to be requested on a nondiscriminatory basis without prior notice.

.. During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested in a form acceptable to us and received by us before the first payment is made (the amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4). Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be reduced. If your Contract is a qualified contract, meaning an individual retirement annuity qualified as defined under Internal Revenue Code Section 408(b) or a Tax Sheltered Annuity as defined under Internal Revenue Code
  Section 403(b), the period certain cannot exceed that which is required by Internal Revenue Code Section 401(a)(9) and regulations promulgated thereunder. Therefore, the amount of each payment under this Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is a qualified contract, we will not permit a change in the payment frequency or level.

.. If your Contract is a non-qualified contract, we reserve the right to allow other payment frequencies or levels to be requested on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

.. If the Contract Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

.. Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

EXAMPLE

BEGINNING OF BENEFIT YEAR 1*

Contract Value = $100,000

Benefit Base = $100,000

Benefit Payment = $8,000


                                 31  PROSPECTUS

Benefit Payment Remaining = $8,000

In this example, you can take a Benefit Payment of up to $8,000 in Benefit Year
1.  If a withdrawal of $6,000 is taken then the following values would apply:

Contract Value = $94,000 (Assuming that your Contract Value has not been affected by any other factors)

Benefit Base = $94,000

Benefit Payment = $8,000

Benefit Payment Remaining = $2,000

BEGINNING OF BENEFIT YEAR 2

Contract Value = $70,000 (Assuming that your contract value has declined due to poor performance)

Benefit Base = $94,000

Benefit Payment = $8,000

Benefit Payment Remaining = $8,000 (resets at the beginning of each Benefit
Year)

In Benefit Year 2 you have the right to a Benefit Payment of $8,000 and since you have not taken any withdrawals yet in Benefit Year 2, the Benefit Payment Remaining would also be $8,000 at the beginning of Benefit Year 2.

* This example assumes an initial Contract Value of $100,000, no additional purchase payments, a withdrawal benefit factor of 8% and does not take into account fees or charges.

INVESTMENT REQUIREMENTS
If you add the SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest.
 The specific requirements are described below in more detail and will depend on your currently selected Model Portfolio Option and your Withdrawal Benefit Factor. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a SureIncome Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a new Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future, including specific model portfolio options (" Model Portfolio Options") as described below, available only to certain Withdrawal Benefit Factors.

When you add the SureIncome Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a MODEL PORTFOLIO OPTION available as described below;

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) and interest to the Variable Sub-Accounts; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor.
 Please refer to the Model Portfolio Option and TrueBalanceSM Model Portfolio Options sections for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

*Model Portfolio Option 1
*TrueBalance Conservative Model Portfolio Option
*TrueBalance Moderately Conservative Model Portfolio Option
*TrueBalance Moderate Model Portfolio Option
*TrueBalance Moderately Aggressive Model Portfolio Option
*TrueBalance Aggressive Model Portfolio Option
-------------------------------------------------------------


You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding the SureIncome Option to your Contract.
 Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.
 We use the term "TRANSFER PERIOD ACCOUNT" to refer to each purchase payment allocation


                                 32  PROSPECTUS
made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections.

Any subsequent purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment, unless you request that the purchase payment (and Credit Enhancement for CONSULTANT SOLUTIONS PLUS CONTRACTS) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.

MODEL PORTFOLIO OPTION 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, you currently may allocate up to 100% of your Contract Value in any manner you choose to the Available Variable Sub-Accounts shown in the table below. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows:

                              AVAILABLE
---------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account
AIM V.I. Core Equity - Series II Sub-Account
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
Janus Aspen Series INTECH Risk-Managed Core - Service Shares
 Sub-Account
Janus Aspen Series Balanced - Service Shares Sub-Account
Janus Aspen Series Small Company Value - Service Shares Sub-Account
Legg Mason Partners Variable All Cap - Class II Sub-Account(1)
Legg Mason Partners Variable Global High Yield Bond - Class II
 Sub-Account
Legg Mason Partners Variable Investors - Class II Sub-Account(2)
MFS Investors Trust - Service Class Sub-Account
MFS High Income - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
Premier VIT OpCap Renaissance Sub-Account
Premier VIT OpCap Balanced Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
 Sub-Account
PIMCO VIT Money Market - Administrative Shares Sub-Account
PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account
Rydex VT Sector Rotation Sub-Account
T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account
Van Eck Worldwide Absolute Return Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Government, Class II Sub-Account
Van Kampen UIF U.S. Real Estate, Class II Sub-Account(1)
---------------------------------------------------------------------
                              EXCLUDED
---------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
Alger American Growth - Class S Sub-Account
Alger American Leveraged AllCap - Class S Sub-Account
Alger American MidCap Growth - Class S Sub-Account
Fidelity VIP Growth - Service Class 2 Sub-Account
MFS New Discovery - Service Class Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Van Eck Worldwide Emerging Markets Sub-Account
Van Eck Worldwide Hard Assets Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class II Sub-Account(3)
---------------------------------------------------------------------


(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio
- Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I.


                                 33  PROSPECTUS

(3) Morgan Stanley Investment Management Inc., the investment advisor to the Van Kampen UIF Portfolios, does business in certain instances as Van Kampen.

TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the SureIncome Option to your Contract.


CANCELLATION OF THE SUREINCOME OPTION
You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.


RIDER TRADE-IN OPTION
We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). We may also offer other Options ("Other New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion.

This Rider Trade-in Option is available provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

.. The New Option will be made a part of your Contract on the date the existing
  Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New Option must be an Option that we make available for use with this Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

If the New Option is a SureIncome Option, the New Option must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.

DEATH OF OWNER OR ANNUITANT.

If the Contract Owner dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner provision of your Contract, as described on page 62 of your prospectus, then the SureIncome Option will continue, unless the new Contract Owner elects to cancel this Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If an Annuitant dies before the Payout Start Date, and the Contract is continued under Category 1 of the Death of Annuitant provision of the Contract, the SureIncome Option will remain in effect until terminated. If the Contract is not continued under Category 1, then the SureIncome Option will terminate on the date we receive a complete request for settlement of the Death Proceeds.


TERMINATION OF THE SUREINCOME OPTION
This SureIncome Option will terminate on the earliest of the following to occur:

.. The Benefit Base is reduced to zero;

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Option is cancelled;


                                 34  PROSPECTUS

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.


INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 50 Variable Sub-accounts. Each Variable Sub-account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 800-865-5237.


Portfolio               Investment Objective           Investment Adviser
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------------------------------------
AIM V.I. Basic Value    Long-term growth of capital
 Fund - Series II
-------------------------------------------------------
AIM V.I. Capital        Growth of capital              A I M ADVISORS, INC.
 Appreciation Fund -                                   /(1)/
 Series II
-------------------------------------------------------
AIM V.I. Core Equity    Growth of capital
 Fund - Series II
-------------------------------------------------------
AIM V.I. Mid Cap Core   Long-term growth of capital
 Equity Fund - Series
 II
-------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
-------------------------------------------------------------------------------
Alger American Growth   Long-term capital
 Portfolio - Class S     appreciation
-------------------------------------------------------FRED ALGER MANAGEMENT,
Alger American          Long-term capital              INC.
 Leveraged AllCap        appreciation
 Portfolio - Class S
-------------------------------------------------------
Alger American MidCap   Long-term capital
 Growth Portfolio -      appreciation
 Class S
-------------------------------------------------------------------------------

                                 35  PROSPECTUS



FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------------------
Fidelity VIP Asset      High total return with
 Manager(SM) Portfolio   reduced risk over the long
 - Service Class 2       term by allocating its
                         assets among stocks, bonds,
                         and short-term instruments.
-------------------------------------------------------
Fidelity VIP            Long-term capital
 Contrafund(R)           appreciation
 Portfolio - Service
 Class 2
-------------------------------------------------------
Fidelity VIP            Reasonable income by
 Equity-Income           investing primarily in
 Portfolio - Service     income-producing equity
 Class 2                 securities.  In choosing
                         these securities, the fund
                         will also consider the
                         potential for capital
                         appreciation.  The fund's
                         goal is to achieve a yield
                         which exceeds the composite   FIDELITY MANAGEMENT &
                         yield on the securities       RESEARCH COMPANY
                         comprising the S&P 500.
-------------------------------------------------------
Fidelity VIP Growth     To achieve capital
 Portfolio - Service     appreciation
 Class 2
-------------------------------------------------------
Fidelity VIP Index 500  Investment results that
 Portfolio - Service     correspond to the total
 Class 2                 return of common stocks
                         publicly traded in the
                         United States as represented
                         by the Standard & Poor's
                         500(SM) Index (S&P 500(R))
-------------------------------------------------------
Fidelity VIP            As high a level of current
 Investment Grade Bond   income as is consistent with
 Portfolio - Service     the preservation of capital
 Class 2
-------------------------------------------------------
Fidelity VIP Money      As high a level of current
 Market Portfolio -      income as is consistent with
 Service Class 2         preservation of capital and
                         daily liquidity by investing
                         in money market instruments.
-------------------------------------------------------
Fidelity VIP Overseas   Long-term growth of capital
 Portfolio - Service
 Class 2
-------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------
Janus Aspen Series      Long-term capital growth,
 Balanced Portfolio -    consistent with preservation
 Service Shares          of capital and balanced by
                         current income
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital.
 Foreign Stock
 Portfolio - Service
 Shares
-------------------------------------------------------JANUS CAPITAL MANAGEMENT
Janus Aspen Series      Long-term growth of capital    LLC
 Forty Portfolio -
 Service Shares
-------------------------------------------------------
Janus Aspen Series Mid  Capital appreciation
 Cap Value Portfolio -
 Service Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 INTECH Risk-Managed
 Core Portfolio -
 Service Shares
-------------------------------------------------------
Janus Aspen Series      Capital appreciation
 Small Company Value
 Portfolio - Service
 Shares
-------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
-------------------------------------------------------------------------------
Legg Mason Partners     Long-term capital growth with
 Variable Fundamental    current income as a
 Value Portfolio -       secondary consideration       LEGG MASON PARTNERS FUND
 Class I /(2)/                                         ADVISOR, LLC
-------------------------------------------------------
Legg Mason Partners     Long-term growth of capital
 Variable Investors      with current income as a
 Portfolio - Class I     secondary objective
 /(3)/
-------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
-------------------------------------------------------------------------------
Legg Mason Partners     Maximum total return,          LEGG MASON PARTNERS FUND
 Variable Global High    consistent with preservation  ADVISOR, LLC
 Yield Bond Portfolio    of capital
 - Class II
-------------------------------------------------------------------------------

                                 36  PROSPECTUS


MFS(R) VARIABLE INSURANCE TRUST(SM)
-------------------------------------------------------------------------------
MFS High Income Series  Total return with an emphasis
 - Service Class         on high current income, but
                         also considering capital
                         appreciation
-------------------------------------------------------
MFS Investors Growth    Capital appreciation
 Stock Series -
 Service Class                                         MFS(TM) INVESTMENT
-------------------------------------------------------MANAGEMENT
MFS Investors Trust     Capital appreciation
 Series - Service
 Class
-------------------------------------------------------
MFS New Discovery       Capital appreciation
 Series - Service
 Class
-------------------------------------------------------
MFS Total Return        Total return
 Series - Service
 Class
-------------------------------------------------------
MFS Value Series -      Capital appreciation
 Service Class
-------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------
Oppenheimer Global      Long-term capital
 Securities Fund/VA -    appreciation by investing a
 Service Shares          substantial portion of
                         assets in securities of
                         foreign issuers, growth-type
                         companies, cyclical
                         industries and special
                         situations that are           OPPENHEIMERFUNDS, INC.
                         considered to have
                         appreciation possibilities.
-------------------------------------------------------
Oppenheimer Main        Capital appreciation.
 Street Small Cap
 Fund(R)/ VA - Service
 Shares
-------------------------------------------------------
Oppenheimer MidCap      Capital appreciation by
 Fund/VA - Service       investing in ''growth type''
 Shares                  companies.
-------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
PIMCO VIT Foreign Bond  Maximum total return,
 Portfolio (U.S.         consistent with preservation
 Dollar-Hedged) -        of capital and prudent
 Administrative Shares   investment management.
-------------------------------------------------------
PIMCO VIT Money Market  Maximum current income,
 Portfolio -             consistent with preservation  PACIFIC INVESTMENT
 Administrative Shares   of capital and daily          MANAGEMENT COMPANY LLC
                         liquidity
-------------------------------------------------------
PIMCO VIT Real Return   Maximum real return,
 Portfolio -             consistent with preservation
 Administrative Shares   of real capital and prudent
                         investment management
-------------------------------------------------------
PIMCO VIT Total Return  Maximum total return,
 Portfolio -             consistent with preservation
 Administrative Shares   of capital and prudent
                         investment management.
-------------------------------------------------------------------------------
PREMIER VIT
-------------------------------------------------------------------------------
Premier VIT OpCap       Growth of capital and
 Balanced Portfolio      investment income             OPCAP ADVISORS LLC
-------------------------------------------------------
Premier VIT OpCap       Long term capital
 Renaissance Portfolio   appreciation and income
-------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
-------------------------------------------------------------------------------
Rydex VT Sector         Long-term capital              RYDEX INVESTMENTS
 Rotation Fund           appreciation.
-------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.
-------------------------------------------------------------------------------
T. Rowe Price Blue      Long-term capital growth.
 Chip Growth Portfolio   Income is a secondary         T. ROWE PRICE
 - II                    objective.                    ASSOCIATES, INC.
-------------------------------------------------------
T. Rowe Price Equity    Substantial dividend income
 Income Portfolio - II   as well as long-term growth
                         of capital.
-------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------------------------------------------------------------
Van Eck Worldwide       Consistent absolute
 Absolute Return Fund    (positive) returns in
                         various market cycles
-------------------------------------------------------
Van Eck Worldwide       Long-term capital
 Emerging Markets Fund   appreciation by investing     VAN ECK ASSOCIATES
                         primarily in equity           CORPORATION
                         securities in emerging
                         markets around the world
-------------------------------------------------------
Van Eck Worldwide Hard  Long-term capital
 Assets Fund             appreciation by investing
                         primarily in "hard asset
                         securities" with income as a
                         secondary consideration
-------------------------------------------------------------------------------

                                 37  PROSPECTUS


VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Van Kampen LIT          Capital growth
 Aggressive Growth
 Portfolio, Class II
-------------------------------------------------------VAN KAMPEN ASSET
Van Kampen LIT          High current return            MANAGEMENT
 Government Portfolio,   consistent with preservation
 Class II                of capital
-------------------------------------------------------
Van Kampen LIT Growth   Long-term growth of capital
 and Income Portfolio,   and income.
 Class II
-------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF Equity   Long-term capital
 Growth Portfolio,       appreciation by investing
 Class II                primarily in growth-oriented
                         equity securities of large
                         capitalization companies.
-------------------------------------------------------VAN KAMPEN /(4)/
Van Kampen UIF U.S.     Above average current income
 Real Estate             and long-term capital
 Portfolio, Class II     appreciation by investing
                         primarily in equity
                         securities of companies in
                         the U.S. real estate
                         industry, including real
                         estate investment trusts.
-------------------------------------------------------------------------------




(1) The investment objective(s) of each sub-account may be changed by the Board of Directors without shareholder approval.

(2) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio
   - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I.

(3) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I.

(4) Morgan Stanley Investment Management Inc., the investment advisor to the Van Kampen UIF Portfolios, does business in certain instances as Van Kampen.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS IN, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM

As a Contract owner, you may elect to participate in the TrueBalance asset allocation program ("TrueBalance program") for no additional charge.
 Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives, which you may select, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or the SureIncome Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your sales representative will help you determine whether participating in an
asset allocation program is appropriate for you.   If you decide to participate
in the TrueBalance program, your sales representative may ask you to complete an investment style questionnaire to help you and your sales representative identify your investment style. Once you and your sales representative have identified your investment style, you will select one of five asset allocation model portfolios currently available, each of which represents a diversified allocation of a portion of your Contract Value among Variable Sub-Accounts with different levels of risk. The model portfolios represent five different investment styles: conservative, moderately conservative, moderate, moderately aggressive and aggressive. Once you select a model portfolio, your Contract Value will be allocated among the Variable Sub-Accounts exactly according to that model portfolio. If you wish to allocate any of your Contract Value to any Variable Sub-Account not included in that model portfolio, or if you do not wish to allocate any of your Contract Value to any Variable Sub-Accounts in that model portfolio, you should not elect the TrueBalance program. We recommend you consult with your sales representative before selecting a TrueBalance model portfolio.

Lincoln Benefit and the principal underwriter of the Contracts, ALFS, Inc., do not intend to provide any personalized investment advice in connection with the


                                 38  PROSPECTUS

TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Lincoln Benefit retained an independent investment management firm ("investment management firm") to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Lincoln Benefit's Contract Owners. Neither Lincoln Benefit nor the investment management firm is acting for any Contract Owner as a "fiduciary" or as an "investment manager," as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner's assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Lincoln Benefit nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners' purposes.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that considers the investment goals of the applicable investment style. On the business day we accept your participation in the TrueBalance program, we will automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.

Lincoln Benefit may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Lincoln Benefit will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered If you are invested in the TrueBalance model portfolio, your registered representative or the selling broker-dealer will notify you of any new or revised TrueBalance model portfolios that may be made available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio to the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may select only one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select only a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

You may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your


                                 39  PROSPECTUS
model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your sales representative before making transfers.

If you own the TrueReturn Accumulation Benefit Option, on the Rider Maturity Date the Contract Value may be increased due to the TrueReturn Accumulation Benefit Option. Any increase will be allocated to the PIMCO VIT Money Market - Administrative Shares Sub-Account. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the FIXED ACCOUNT OPTIONS. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION, the STANDARD FIXED ACCOUNT OPTION, and the MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Lincoln Benefit may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 46.

This option allows you to allocate purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you
must specify the term length over which the transfers are to take place.   We
use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future.
 Refer to Appendix A for more information.

Your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have.
 The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments


                                 40  PROSPECTUS
during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the 25th day after you establish a Transfer Period Account and monthly thereafter. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the money market Variable Sub-account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the PIMCO VIT Money Market - Administrative Shares Sub-Account unless you request a different investment alternative. Transferring Contract Value to the PIMCO VIT Money Market - Administrative Shares Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 46.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the PIMCO VIT Money Market - Administrative Shares Sub-Account unless you request a different investment alternative.

If you have a TrueReturn Option or SureIncome Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the CONSULTANT SOLUTIONS SELECT CONTRACT.

The DCA Fixed Account Option may not be available in your state. Please check with your representative for availability.


STANDARD FIXED ACCOUNT OPTION
If you have selected the CONSULTANT SOLUTIONS CLASSIC CONTRACT, you may allocate purchase payments or transfer amounts into the Standard Fixed Account Option.
 Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation. You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

The Standard Fixed Account Option is not available in all states.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. We currently offer Standard Fixed Guarantee Periods of 1 year in length for CONSULTANT SOLUTIONS CLASSIC. For CONSULTANT SOLUTIONS PLUS, SELECT and ELITE CONTRACTS, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your representative for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.


                                 41  PROSPECTUS

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year.
 Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to establish a new Guarantee Period Account within the Standard Fixed Account Option; or

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Standard Fixed Guarantee Period
  Account.  Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

.. you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

.. you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is available only with the CONSULTANT SOLUTIONS CLASSIC CONTRACT.


MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("MARKET VALUE ADJUSTED FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option. We currently offer Market Value Adjusted Fixed Guarantee Periods of 1, 3, 5, 7, and 10 years. Refer to Appendix A for more
information. We may offer other  Guarantee Periods in the future.   If you
allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your representative for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment


                                 42  PROSPECTUS
may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Statistical Release H.15 ("Treasury Rate") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the
 Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

.. transfer all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account to establish a new Guarantee Period Account within the Market Value Adjusted Fixed Account Option; or

.. transfer all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account.  Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day


                                 43  PROSPECTUS
we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. Currently, a transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Accumulation Benefit Option or SureIncome Option to your Contract, certain restrictions on transfers apply.
 See the "TrueReturn Accumulation Benefit Option" and "SureIncome Withdrawal Benefit Option" sections of this prospectus for more information. In any event, the transfer fee will never be greater than $25.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

For CONSULTANT SOLUTIONS SELECT CONTRACTS, the maximum amount that may be allocated during any single day to certain selected funds by telephone, fax, Internet, overnight or express mail services, same day messenger, or in person is $25,000. All trades exceeding this daily limit must be made by first class US Mail. The funds currently affected by this restriction are:

Fidelity VIP Overseas - Service Class 2 Sub-Account
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Van Eck Worldwide Emerging Markets Sub-Account
MFS High Income - Service Class Sub-Account
Legg Mason Partners Variable Global High Yield Bond - Class II
Sub-Account
---------------------------------------------------------------------


We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 800-865-5237. The cut-off time for telephone transfer requests is


                                 44  PROSPECTUS

3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g, International, High Yield, and Small Cap Variable Sub-Accounts);

.. whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

.. the investment objectives and/or size of the Variable Sub-Account underlying
  Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the


                                 45  PROSPECTUS
exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (i.e. International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


SHORT TERM TRADING FEES
The underlying Portfolio are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio.
 Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-accounts. You want 40% to be in the PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account Variable Sub-account and 60% to be in the Fidelity VIP Index 500 - Service Class 2 Sub-Account Variable Sub-account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account Variable Sub-account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account Variable Sub-account for the appropriate Contract(s) and use the money to buy more units in the Fidelity VIP Index 500
  - Service Class 2 Sub-Account Variable Sub--


                                 46  PROSPECTUS
  account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $40 contract maintenance charge from your assets invested in the PIMCO Money Market Variable Sub-account ($30 if the Contract value is equal to or greater than $2,000.) If there are insufficient assets in that Variable Sub-account, we will deduct the balance of the charge proportionally from the other Variable Sub-accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge for a Contract Anniversary if, on that date:

.. your Contract Value is equal to or greater than $50,000; or

.. your entire Contract Value is allocated to the Fixed Account Options or, after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.


ADMINISTRATIVE EXPENSE CHARGE
We currently deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.25%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

CONSULTANT SOLUTIONS CLASSIC                 1.25%
---------------------------------------------------
CONSULTANT SOLUTIONS PLUS                    1.45%
---------------------------------------------------
CONSULTANT SOLUTIONS ELITE                   1.60%
---------------------------------------------------
CONSULTANT SOLUTIONS SELECT                  1.70%
---------------------------------------------------


The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the CONSULTANT SOLUTIONS PLUS CONTRACT. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

.. MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.50%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Annual Increase Death Benefit Option: The current mortality and expense risk charge for this option is 0.30%. This charge may be increased, but will never exceed 0.50%. We guarantee that we will not increase the mortality and expense risk charge for this


                                 47  PROSPECTUS
  option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Enhanced Earnings Death Benefit Option: The current mortality and expense risk charge for this option is:

  . 0.25% (maximum of 0.35%) if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 70 or younger on the Rider Application Date;

  . 0.40% (maximum of 0.50%) if the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date.

  . The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Enhanced Earnings Death Benefit Option, the charge will be based on the age of the new Contract Owner at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information.
       We deduct the charge for this option only during  the Accumulation Phase.

.. Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk for this option after you have added it to your Contract. This option may be added to your Contract on the Payout Start Date. The charge will be deducted only during the Payout Phase.


TRUERETURN ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Accumulation Benefit Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Accumulation Benefit Option at the time of trade-in.


The Rider Fee is deducted only from the Variable Sub-account(s) on a pro rata basis in the proportion that your value in each Variable Sub-account bears to your total value in all Variable Sub-accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-account. If you terminate the Option, or terminate the Contract by a total withdrawal, prior to the Rider Maturity Date on a date other than the Contract Anniversary, we will deduct a Rider Fee that is prorated based on the number of full months between the Contract Anniversary immediately prior to the termination and the date of the termination. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract
Anniversary.    If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn Accumulation Benefit Option" section of this prospectus for more information.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE
We charge a separate annual Rider Fee for the Spousal Protection Benefit (Co-Annuitant) Option. The current annual Rider Fee is 0.10% of the Contract Value. This fee applies to Options added on or after May 1, 2005. For Options added prior to May 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary and in certain circumstances on the date you terminate the Option. We reserve the right to increase the annual Rider Fee on newly issued Options to up to 0.15% of the Contract Value.
 We also reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options we offer in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will


                                 48  PROSPECTUS
be deducted on each subsequent Contract Anniversary while the Rider is in force.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary.

If the Rider is terminated for any reason on a Contract Anniversary, we will deduct a full Rider Fee. If the Option is terminated on a date other than a Contract Anniversary, we will deduct a pro rata Rider Fee, except we will not charge any Rider Fee if the Option is terminated on the Payout Start Date or due to the death of the Contract Owner or Annuitant. If we charge a Rider Fee on the termination of the Option, the Rider Fee will be reduced pro rata, so that you are only charged for the number of full months this Option was in effect.


SUREINCOME WITHDRAWAL BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the SureIncome Option ("SureIncome Option Fee" or "Rider Fee"). The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the Rider Fee to up to 1.25% of the Benefit Base. We also reserve the right to charge different Rider Fees for different Withdrawal Benefit Factors we may offer in the future. However, once we issue your SureIncome Option, we cannot change the Rider Fee that applies to your Option. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new SureIncome Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account.
 If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Rider Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary the SureIncome Option is in force.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to the 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

If the SureIncome Option is terminated for any reason on a Contract Anniversary, we will deduct a full Rider Fee. If the SureIncome Option is terminated on a date other than a Contract Anniversary, we will deduct a pro rata Rider Fee, except we will not charge any Rider Fee if the SureIncome Option is terminated on the Payout Start Date or due to the death of the Contract Owner or Annuitant.
 If we charge a Rider Fee on the termination of the SureIncome Option, the Rider Fee will be reduced pro rata, so that you are only charged for the number of full months the SureIncome Option was in effect.


TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. In any event, the transfer fee will never be greater than $25. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
For all of the contracts except the CONSULTANT SOLUTIONS SELECT, we may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 11. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 42 for more information on market value adjustments.


FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.


                                 49  PROSPECTUS

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to         withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

.. The Free Withdrawal Amount described above; or

.. Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the CONSULTANT SOLUTIONS SELECT CONTRACT, there are no withdrawal charges applicable and, therefore, no Free Withdrawal Amount.
 Amounts withdrawn may be subject to a Market Value Adjustment or applicable taxes.


ALL CONTRACTS
We do not apply a withdrawal charge in the following situations:

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the CONSULTANT SOLUTIONS PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


CONFINEMENT WAIVER. We will waive the withdrawal charge on all withdrawals taken under your Contract if the following conditions are satisfied:

1. you, or, if the Contract Owner is not a living person, the Annuitant, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must first enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital, and

3. Due proof of confinement is received by us prior to or at the time of, a request for a withdrawal.

"DUE PROOF" includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.


TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on all withdrawals under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and


                                 50  PROSPECTUS

2. you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.

"DUE PROOF" includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.


UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation, and we receive due proof that you are or have been unemployed and that unemployment compensation has been received for at least thirty consecutive days prior to or at the time of the request for withdrawal.

"UNEMPLOYMENT COMPENSATION" means unemployment compensation received from a unit of state or federal government in the U.S. "DUE PROOF" includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

These waivers do not apply under the CONSULTANT SOLUTIONS SELECT.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.


OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see page 11. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative services we provide to the Portfolios.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


WITHDRAWALS
You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 52.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the


                                 51  PROSPECTUS

Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 41.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless the SureIncome Withdrawal Benefit Option is currently attached to your Contract. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if the SureIncomeWithdrawal Benefit Option is currently attached to your Contract. See "SureIncome Withdrawal Benefit Option" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 800-865-5237 for more information.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless the SureIncome Withdrawal Benefit Option is currently attached to your Contract. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value, adjusted by any applicable Market Value Adjustment and less applicable taxes, to an Income Plan. The first income payment may occur no sooner than 30 days after the Issue Date. The Payout Start Date must occur on or before the later of:

.. the youngest Annuitant's 99th birthday, or

.. the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the


                                 52  PROSPECTUS

Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below.

If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. On the Payout Start Date, the portion of the Contract Value in any Fixed Account Option, adjusted by any applicable Market Value Adjustment and less any applicable taxes, will be used to derive fixed income payments; the portion of the Contract Value in any Variable Sub-account, less any applicable taxes, will be used to derive variable income payments.

If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

Partial annuitizations are not allowed. Your total Contract Value, adjusted by any applicable Market Value Adjustment, and less any applicable taxes, must be applied to your Income Plan(s) on the Payout Start Date.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2 may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:


INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may be 0 months, or range from 60 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF

PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may be 0 months, or range from 60 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.


INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3.
 See "Modifying Payments" and "Payout Withdrawals" below for more details.


INCOME PLAN 4 -LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.


INCOME PLAN 5 -JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.


                                 53  PROSPECTUS

INCOME PLAN 6 -LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.


INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.


MODIFYING PAYMENTS
After the Payout Start Date, you may make the following changes under Income Plan 3:

.. You may request to modify the length of the Guaranteed Payment Period.
   Currently, we allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice.
   If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date.
   However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

.. You may request to change the frequency of your payments. We currently allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice. Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under qualified plans. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period cannot be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.


PAYOUT WITHDRAWAL
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("Withdrawal Value"), subject to a Payout Withdrawal Charge, by requesting a withdrawal ("Payout Withdrawal") in writing. For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.


                                 54  PROSPECTUS

A Payout Withdrawal must be a least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the Investment Alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.


PAYOUT WITHDRAWAL CHARGE
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments have been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                        Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:                    0           1           2           3           4           5           6          7           8+
-----------------------------------------------------------------------------------------------------------------------------------
Consultant Solutions
 Classic                      7%          7%          6%          5%          4%          3%        2%           0%         0%
Consultant Solutions
 Plus                       8.5%        8.5%        8.5%        7.5%        6.5%        5.5%        4%         2.5%         0%
Consultant Solutions
 Elite                        7%          6%          5%          0%          0%          0%        0%           0%         0%
Consultant Solutions
 Select                                                                   None




ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) company mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply.
 The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 3% AIR will automatically apply. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.


                                 55  PROSPECTUS

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.


INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

.. The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

.. You must choose Income Plan 1 or 2 and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

.. You may apply the Income Protection Benefit Option to more than one Income
  Plan.

.. The AIR must be 3% for the Income Plan(s) that you wish to apply this benefit to.

.. You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

.. You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

.. You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. Currently, the charge for this option is 0.50%. We may change the amount we charge, but it will not exceed 0.75%. Once the option is issued, we will not increase what we charge you for the benefit.

INVESTMENT REQUIREMENTS.

If you add the Income Protection Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies.
 These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-accounts, exclusion of certain Variable Sub-accounts, required minimum allocations to certain Variable Sub-accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to the Income Protection Benefit Option if it was added to your Contract prior to the implementation date of the change, except for changes made due to a change in Variable Sub-accounts available under the Contract.

When you add the Income Protection Benefit Option to your Contract, you must allocate to a model portfolio option the entire portion of your Contract Value allocated to the Variable Sub-accounts.

We currently offer one Model Portfolio Option; however, we may add more Model Portfolio Options in the future. Transfers made for purposes of adhering to your Model Portfolio Option will not count towards the number of free transfers you may make each Contract Year.


                                 56  PROSPECTUS

The following table summarizes the Model Portfolio Option currently available for use with the Income Protection Benefit Option:

* Model Portfolio Option 1
--------------------------------------------------


Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-account and return it to the percentage allocations for your Model Portfolio Option, using the percentage allocations as of your most recent instructions.

MODEL PORTFOLIO OPTION 1

You must allocate a certain percentage of the portion of your Contract Value allocated to the Variable Sub-accounts into each of three asset categories. You may choose the Variable Sub-accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-accounts within each category at any time, provided you maintain the percentage allocation requirements for each category.
 However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Options 1 and Variable Sub-accounts available under each category:

                          MODEL PORTFOLIO OPTION 1
----------------------------------------------------------------------------
                               20% Category A
                               50% Category B
                               30% Category C
----------------------------------------------------------------------------
CATEGORY A
Fidelity VIP Money Market - Service Class 2 Sub-Account
PIMCO VIT Money Market - Administrative Shares Sub-Account
----------------------------------------------------------------------------
CATEGORY B
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
Legg Mason Partners Variable Global High Yield Bond - Class II Sub-Account
MFS High Income - Service Class Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
 Sub-Account
PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account
Van Kampen LIT Government, Class II Sub-Account
Van Kampen UIF U.S. Real Estate, Class II Sub-Account(1)
----------------------------------------------------------------------------
CATEGORY C
AIM V.I. Basic Value - Series II Sub-Account
AIM V.I. Core Equity - Series II Sub-Account
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
Janus Aspen Series INTECH Risk-Managed Core - Service Shares Sub-Account
Janus Aspen Series Balanced - Service Shares Sub-Account
Janus Aspen Series Small Company Value - Service Shares Sub-Account
Legg Mason Partners Variable All Cap - Class II Sub-Account(2)
Legg Mason Partners Variable Investors - Class II Sub-Account(3)
MFS Investors Trust - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
Premier VIT OpCap Renaissance Sub-Account
Premier VIT OpCap Balanced Sub-Account
Rydex VT Sector Rotation Sub-Account
T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account
Van Eck Worldwide Absolute Return Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
----------------------------------------------------------------------------


(1) Morgan Stanley Investment Management Inc., the investment advisor to the Van Kampen UIF Portfolios, does business in certain instances as Van Kampen.

(2) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio
- Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I.

(3) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:


                                 57  PROSPECTUS

.. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

.. deducting any applicable taxes; and

.. applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------


DEATH PROCEEDS
Under certain conditions, described below, we will pay a death settlement ("DEATH PROCEEDS") for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date.
 The Death Proceeds will not exceed the Contract Value plus $1 million. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" on page 57 for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

.. A certified copy of the death certificate;

.. A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

.. Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

.. If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds is equal to the "DEATH BENEFIT."

.. If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

.. MAV Death Benefit Option

.. Annual Increase Death Benefit Option

.. Enhanced Earnings Death Benefit Option

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the issue date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit options to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you want to add an option.

The "DEATH BENEFIT" is equal to the Enhanced Earnings Death Benefit (if selected) plus the greatest of:

.. The Contract Value;

.. The Settlement Value;

.. The ROP Death Benefit;

.. The MAV Death Benefit Option (if selected); or

.. The Annual Increase Death Benefit Option (if selected).


                                 58  PROSPECTUS

The "SETTLEMENT VALUE" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

  The sum of all purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made prior to the withdrawal, less any prior withdrawal adjustments.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.
The MAV Death Benefit Option is available only if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.50%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds" on page 58), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for CONSULTANT SOLUTIONS PLUS CONTRACTS).

.. Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

.. On each Contract Anniversary until the first Contract Anniversary following the 80/TH/ birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date through the first Contract Anniversary following the 80/TH/ birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 62, and if the New Contract Owner is age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant. (After the 80/th/ birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) and withdrawals); or

.. The date we next determine the Death Proceeds.


ANNUAL INCREASE DEATH BENEFIT OPTION.
The Annual Increase Death Benefit Option is only available if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30%. We may change what we charge for this death benefit option, but it will never exceed 0.50%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Annual Increase Death Benefit is equal to the Contract Value. The Annual Increase Death Benefit, plus purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (may be 3% in certain states), subject to the "Cap" defined below. This accumulation will continue until the earlier of:

  (a) the first Contract Anniversary following the 80/th/ birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant; or


                                 59  PROSPECTUS

  (b) the date we determine the Death Proceeds.

After the 5% interest accumulation (may be 3% in certain states) ends, the Annual Increase Death Benefit will continue to be increased by purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Annual Increase Death Benefit immediately prior to the withdrawal.

The Annual Increase Death Benefit Cap is equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS
  PLUS CONTRACTS) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made in the 12-month period immediately prior to the death of a Contract Owner or the Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant; minus

.. Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 62, and if the New Contract Owner is age 80 or younger on the date we determine the Death Proceeds, then the Annual Increase Death Benefit Option will continue. The amount of the Annual Increase Death Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS), less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (may be 3% in certain states) from the date we determine the Death Proceeds, until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant. (After the 80/th/ birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant, the Annual Increase Death Benefit will be recalculated only for purchase payments and withdrawals (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS)); or

.. The date we next determine the Death Proceeds.


ENHANCED EARNINGS DEATH BENEFIT OPTION.
The "ENHANCED EARNINGS DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

.. 0.25%, if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 70 or younger on the Rider Application Date; and

.. 0.40%, if the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Enhanced Earnings Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, at the time the Contract is continued.

If the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 70 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit is equal to the lesser of:

.. 100% of "IN-FORCE PREMIUM" (excluding purchase payments (and Credit
  Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made after the date we issue the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of a Contract Owner or Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant); or

.. 40% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit is equal to the lesser of:

.. 50% of "In-Force Premium" (excluding purchase payments (and Credit
  Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made after the Rider Date and during the twelve-month period


                                 60  PROSPECTUS
  immediately prior to the death of a Contract Owner or Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant); or

.. 25% of "In-Force Earnings"

calculated as of the date we determine the Death Proceeds.

In-Force Earnings are equal to the current Contract Value less In-Force Premium.
 If this quantity is negative, then In-Force Earnings are equal to zero.

In-Force Premium is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments, including any associated credit enhancements, made after the Rider Date, less the sum of all "EXCESS-OF-EARNINGS WITHDRAWALS" made after the Rider Date.

An EXCESS-OF-EARNINGS WITHDRAWAL is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix E for numerical examples that illustrate how the Enhanced Earnings Death Benefit Option is calculated.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 62, and if the New Contract Owner is younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

.. The Rider Date will be changed to the date we determine the Death Proceeds;

.. The In-Force Premium is equal to the Contract Value as of the new Rider Date plus all purchase payments, including any associated credit enhancements, made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

.. The Enhanced Earnings Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, as of the new Rider Date.

.. The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, as of the new Rider Date.

If the Contract Owner's, Co-Annuitant's or Annuitant's age is misstated, the Enhanced Earnings Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.


ALL OPTIONS.
WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN INVESTMENT ALTERNATIVES, RESTRICTIONS ON TRANSFERS TO AND FROM CERTAIN INVESTMENT ALTERNATIVES, AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. the date the Contract is terminated;

.. if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section on page 62, and the New Owner is older than age 80 (age 80 or older for the Enhanced Earnings Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

.. if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

.. on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is a current Contract Owner;

.. on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is a current Annuitant; or

.. the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Enhanced Earnings Death Benefit at that time.


DEATH BENEFIT PAYMENTS

DEATH OF CONTRACT OWNER
If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be the "New Contract Owners". If there are no surviving Contract


                                 61  PROSPECTUS

Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to each New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

NEW CONTRACT OWNER CATEGORIES


CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.


CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.


CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:


OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.


OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

.. Over the life of the New Contract Owner; or

.. For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

.. Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.


OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the PIMCO Money Market Variable Sub-account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.


OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the PIMCO Money Market Variable Sub-account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may transfer all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.


                                 62  PROSPECTUS

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.


OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each calendar year. The first such withdrawal must occur within:

.. One year of the date of death;

.. The same calendar year as the date we receive the first Complete Request for Settlement; and

.. One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the ANNUAL REQUIRED DISTRIBUTION is equal to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occured, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.


DEATH OF ANNUITANT
If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

.. The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

.. The Contract Owner is a grantor trust established by a living person, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES


CATEGORY 1. If the Owner is a living person, the Contract will continue in the Accumulation Phase with a new Annuitant. The Contract Value will not be increased by any excess of the Death Proceeds over the Contract Value as of the date that we determine the value of the Death Proceeds.

The new Annuitant will be:

.. A person you name by written request, subject to the conditions described in the Annuitant section of this Contract; otherwise,

.. The youngest Owner; otherwise,

.. The youngest Beneficiary.


CATEGORY 2. If the Owner is a corporation, trust, or other non-living person, the Owner must choose between the following two options:


OPTION A.  The Owner may elect to receive the Death Proceeds in a lump sum.


OPTION B. The Owner may elect to receive the Contract Value payable within 5 years of the Annuitant's date of death. Under this Option, the excess, if any, of the Death Proceeds over the Contract Value, as of the date that we determine the value of the Death Proceeds, will be added to the Contract Value. Unless otherwise instructed by the Owner, this excess will be allocated to the PIMCO Money Market Variable Sub-account. During the 5 year period that follows the Annuitant's date of death, the Owner may exercise all rights as set forth in the Transfers section. Withdrawal Charges will be waived for any withdrawals made during this 5 year period, however, the amount withdrawal may be subject to a Market Value Adjustment.

No additional purchase payments may be added to the Contract under this section. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

We reserve the right to offer additional death settlement options.



                                 63  PROSPECTUS

QUALIFIED CONTRACTS

The death settlement options for qualified plans, including IRAs, may be different to conform with the individual tax requirements of each type of qualified plan. Please refer to your Endorsement for IRA plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

.. The individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA.

.. The Contract Owner's spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

.. The Contract Owner must be age 90 or younger on the Rider Application Date;
  and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

.. The option may only be added when we issue the Contract or within 6 months of the Contract Owner's marriage. We may require proof of marriage in a form satisfactory to us. Currently, you may not add the option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date and the "Death of Annuitant" provision of your Contract does not apply on the death of the Co-Annuitant.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for Options added on or after May 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after May 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time.

The option will terminate upon the date your written termination request is accepted by us or will terminate on the earliest of the following occurrences:

.. upon the death of the Co-Annuitant (as of the date we determine the Death
  Proceeds);

.. upon the death of the Contract Owner (as of the date we determine the Death
  Proceeds);

.. on the date the Contract is terminated;

.. on the Payout Start Date; or

.. on the date you change the beneficiary of the Contract and the change is accepted by us;

.. for options added on or after May 1, 2005, the Contract Owner may terminate the option upon the divorce of the Contract Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

.. for options added prior to May 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once the Option is terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.


DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

.. The Co-Annuitant must have been your legal spouse on the date of his or her death; and

.. Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.


MORE INFORMATION
--------------------------------------------------------------------------------


LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is the issuer of the Contract. Lincoln Benefit is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is P.O. Box 80469, Lincoln, Nebraska. Lincoln Benefit is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois.


                                 64  PROSPECTUS

Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by The Allstate Corporation.

We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We will market the Contract everywhere we conduct variable annuity business. The Contracts offered by this prospectus are issued by us and will be funded in the Variable Account and/or the Fixed Account.

Under our reinsurance agreement with Allstate Life, substantially all contract related transactions are transferred to Allstate Life and substantially all of the assets backing our reinsured liabilities are owned by Allstate Life.
 Accordingly, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not reflected in our financial statements. The amounts reflected in our financial statements relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreement. These assets represent our general account and are invested and managed by Allstate Life. While the reinsurance agreement provides us with financial backing from Allstate Life, it does not create a direct contractual relationship between Allstate Life and you.

Under the Company's reinsurance agreements with Allstate Life, the Company reinsures all reserve liabilities with Allstate Life except for variable contracts. The Company's variable Contract assets and liabilities are held in legally-segregated, unitized separate accounts and are retained by the Company.
 However, the transactions related to such variable contracts such as premiums, expenses and benefits are transferred to Allstate Life.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business, including that of its subsidiary Lincoln Benefit. Pursuant to the Agreement Allstate Life and PICA also have entered into an administrative services agreement which provides that PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.


VARIABLE ACCOUNT
Lincoln Benefit Life Variable Annuity Account was originally established in 1992, as a segregated asset account of Lincoln Benefit. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Variable Account or Lincoln Benefit.

We own the assets of the Variable Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Contract Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct.
 Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit.

The Variable Account is divided into Sub-accounts. The assets of each Sub-account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Variable Account, its Sub-accounts or the Portfolios. Values allocated to the Variable Account and the amount of Variable Annuity payments will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. We may also use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

We have included additional information about the Variable Account in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information by writing to us or calling us at 1-800-865-5237. We have reproduced the Table of Contents of the Statement of Additional Information on page 76.


THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.


VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to


                                 65  PROSPECTUS
the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.


CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.


CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACTS

DISTRIBUTION. ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Contracts. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc ("NASD").

ALFS does not sell Contracts directly to purchasers. ALFS enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Contracts through their registered representatives. The broker-dealers are registered with the SEC and are NASD member firms. Their registered representatives are licensed as insurance agents by applicable state insurance authorities and appointed as agents of Lincoln Benefit in order to sell the Contracts. Contracts also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

We will pay commissions to broker-dealers and banks which sell the Contracts.
 Commissions paid vary, but we may pay up to a maximum sales commission of 7.5%
of total purchase payments.   In addition, we may pay ongoing annual
compensation of up to 1.25% of Contract Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer's or bank's practices.
 We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Contract Value and the number of years the Contract is held.

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Contract Value annually. These payments are intended to contribute to the promotion and marketing of the Contracts, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to: (1) placement of the Contracts on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Contracts; (3) participation in sales conferences; and (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives. A list of broker-dealers and banks that ALFS paid pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC's Web site (http://www.sec.gov).



                                 66  PROSPECTUS

To the extent permitted by NASD rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or ALFS and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.

Lincoln Benefit does not pay ALFS a commission for distribution of the Contracts. ALFS compensates its representatives who act as wholesalers, and their sales management personnel, for Contract sales. This compensation is based on a percentage of premium payments and/or a percentage of Contract values. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

Lincoln Benefit and ALFS have also entered into wholesaling agreements with certain independent contractors and their broker-dealers. Under these agreements, compensation based on a percentage of premium payments and/or Contract values is paid to the wholesaling broker-dealer for the wholesaling activities of their registered representative.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, we will enter into an administrative services agreement with PICA whereby, after a transition period that may last up to two years, PICA or an affiliate will provide administrative services to the Variable Account and the Contracts on our behalf.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

 We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL PROCEEDINGS
There are no pending legal proceedings affecting the Variable Account. Lincoln Benefit is engaged in routine lawsuits which, in our management's judgment, are not of material importance to the respective total assets or material with respect to the Variable Account.


LEGAL MATTERS
All matters of Nebraska law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Nebraska law, have been passed upon by Michael J. Velotta, Senior Vice President, General Counsel and Secretary of Lincoln Benefit.


                                 67  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. LINCOLN BENEFIT MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Lincoln Benefit, and its operations form a part of Lincoln Benefit, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Lincoln Benefit believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Lincoln Benefit does not intend to make provisions for any such taxes. If Lincoln Benefit is taxed on investment income or capital gains of the Variable Account, then Lincoln Benefit may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Lincoln Benefit is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract


                                 68  PROSPECTUS
owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


                                 69  PROSPECTUS

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Lincoln Benefit (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Lincoln Benefit is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non--


                                 70  PROSPECTUS
resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Lincoln Benefit can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Lincoln Benefit does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount.
 These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract


                                 71  PROSPECTUS
satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs)

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

.. from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, and before Dec. 31, 2007, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Lincoln Benefit is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.


                                 72  PROSPECTUS

For all annuitized distributions that are not subject to the 20% withholding requirement, Lincoln Benefit is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 Included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes.

For distributions in tax years beginning after 2005 and before 2008, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to a certain qualified charitable organizations and (2) on or after the date the IRA owner attains age
70 1/2.   Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. An individual with adjusted gross income (AGI) of $100,000 or more won't be able to rollover amounts from an eligible retirement plan into a Roth IRA. Please note, however, that the $100,000 AGI limit will be eliminated for tax years beginning after December 31, 2009. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract


                                 73  PROSPECTUS
in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.


Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Lincoln Benefit no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

.. A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

.. An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the


                                 74  PROSPECTUS
required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Lincoln Benefit no longer issues annuity contracts to employer sponsored qualified retirement plans.


ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------

Lincoln Benefit's Annual Report on Form 10-K for the year ended December 31, 2006, is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000910739. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http:// www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 80469, Lincoln, NE 68501-0469 or 800-865-5237.


                                 75  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Additions, Deletions, or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contracts
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------
  Accumulation Unit Values
--------------------------------------------------------------------------------














THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 76  PROSPECTUS

APPENDIX A
CONTRACT COMPARISON CHART

        FEATURE                 CLASSIC                   PLUS                   ELITE               SELECT
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                 up to 5% depending on
                                                 issue age and amount
Credit Enhancement                None           of                              None                 None
                                                 purchase payments
----------------------------------------------------------------------------------------------------------------
Mortality and Expense
Risk Charge                      1.25%                   1.45%                   1.60%               1.70%
(Base Contract)
----------------------------------------------------------------------------------------------------------------
Withdrawal Charge          7/ 7/ 6/ 5/ 4/ 3/ 2    8.5/ 8.5/ 8.5/ 7.5/
(% of purchase payment)                            6.5/ 5.5/ 4/2.5              7/ 6/ 5               None

----------------------------------------------------------------------------------------------------------------
Withdrawal Charge        Confinement, Terminal   Confinement, Terminal   Confinement, Terminal        N/A
Waivers                  Illness, Unemployment   Illness, Unemployment   Illness, Unemployment
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The following tables summarize the availability of the Fixed Account Options in general. Please check with your representative for specific details for your state.

                           DCA FIXED ACCOUNT OPTION*
----------------------------------------------------------------------------------
                     CLASSIC           PLUS        ELITE               SELECT

                  ----------------------------------------------------------------
TRANSFER PERIODS        6-month        6-month          6-month           N/A

----------------------------------------------------------------------------------
                       12-month       12-month         12-month           N/A
                  ----------------------------------------------------------------


          STANDARD FIXED ACCOUNT OPTION (NOT AVAILABLE IN ALL STATES)**
-----------------------------------------------------------------------------------
                      CLASSIC           PLUS           ELITE            SELECT

                   ----------------------------------------------------------------

GUARANTEE PERIODS         1-year        N/A              N/A                N/A




-----------------------------------------------------------------------------------
                        N/A             N/A              N/A                N/A
                   ----------------------------------------------------------------
                        N/A             N/A              N/A                N/A
                   ----------------------------------------------------------------
                        N/A             N/A              N/A                N/A
                   ----------------------------------------------------------------


                 MVA FIXED ACCOUNT OPTION (NOT AVAILABLE IN ALL STATES)***
---------------------------------------------------------------------------------------------
                      CLASSIC             PLUS             ELITE              SELECT

---------------------------------------------------------------------------------------------
                      1-year             1-year           1-year              1-year
                   --------------------------------------------------------------------------
GUARANTEE PERIODS              3-year           3-year            3-year              3-year




---------------------------------------------------------------------------------------------
                               5-year           5-year            5-year              5-year
                   --------------------------------------------------------------------------
                               7-year           7-year            7-year              7-year
                   --------------------------------------------------------------------------
                              10-year          10-year           10-year             10-year
                   --------------------------------------------------------------------------


*
   At the time you allocate a purchase payment to the DCA Fixed Account Option, if you do not specify the term length over which the transfers are to take place, the default transfer period will be 6 months for the 6-month option and 12 months for the 12 month option.

**May be available only in states where the MVA Fixed Account Option is not offered.

*** Not available in states where the Standard Fixed Account Options are offered.


                                 77  PROSPECTUS

APPENDIX B - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I                              =    the Treasury Rate for a maturity equal to the term length of the
                                    Guarantee Period for the week preceding the establishment of the
                                    Market Value Adjusted Fixed Guarantee Period Account;
J                              =    the Treasury Rate for a maturity equal to the term length of the
                                    Market Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the
                                    Market Value Adjusted Fixed Guarantee Period Account, the date we determine the Death Proceeds, or the Payout Start Date, as the case may be ("Market Value Adjustment Date").
N                              =    the number of whole and partial years from the Market Value
                                    Adjustment Date to the expiration of the term length of the Market
                                    Value Adjusted Fixed Guarantee Period Account.


Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                            .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

                     EXAMPLES OF MARKET VALUE ADJUSTMENT
                   $10,000 allocated to a Market Value Adjusted Fixed Guarantee
Purchase Payment:  Period Account
Guarantee Period:  5 years
Interest Rate:     4.50%
Full Withdrawal:   End of Contract Year 3
Contract:          Consultant Solutions Classic*



                EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

Step 1: Calculate Contract Value at  = $10,000.00 X (1.045) /3/ = $11,411.66
 End of Contract Year 3:
Step 2: Calculate the Free           = .15 X $10,000 = $1500
 Withdrawal Amount:
Step 3: Calculate the Withdrawal     = .06 X ($10,000 - $1,500) = $510
 Charge:
Step 4: Calculate the Market Value   I   =   4.50%
 Adjustment:                         J   =   4.20%
                                              730 DAYS
                                     N  =   --------   =   2
                                              365 DAYS
                                     Market Value Adjustment Factor: .9 X [I -
                                     (J + .0025)] X N
                                     = .9 X [.045 - (.042 + .0025)] X 2 = .0009
                                     Market Value Adjustment = Market Value
                                     Adjustment Factor X Amount
                                     Subject To Market Value Adjustment:
                                     = .0009 X $11,411.66  = $10.27
Step 5: Calculate the amount          = $11,411.66 - $510 + $10.27 = $10,911.93
 received by Contract owner as a
 result of full withdrawal at the
 end of Contract Year 3:


                                         EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1: Calculate Contract Value at End of Contract Year 3:        = $10,000.00 X (1.045) /3/ = $11,411.66
Step 2: Calculate The Free Withdrawal Amount:                     = .15 X $10,000 =  $1,500
Step 3: Calculate the Withdrawal Charge:                          = .06 X ($10,000 - $1,500) = $510
Step 4: Calculate the Market Value Adjustment:                    I   =   4.50%
                                                                  J   =   4.80%
                                                                           730 DAYS
                                                                  N  =    -----------   =   2
                                                                            365 DAYS
                                                                  Market Value Adjustment Factor: .9 X [I - (J + .0025)] X N
                                                                  = .9 X [(.045 - (.048 + .0025)] X (2) = -.0099
                                                                  Market Value Adjustment = Market Value Adjustment Factor X
                                                                  Amount Subject To Market Value Adjustment:
                                                                  = -.0099 X $11,411.66 = -($112.98)
Step    5: Calculate the amount received by Contract owner as a   = $11,411.66 - $510 -  $112.98 = $10,788.68
 result of full withdrawal at the end of Contract Year 3:





                                 78  PROSPECTUS

  *These examples assume the election of the CONSULTANT SOLUTIONS CLASSIC
   CONTRACT for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under CONSULTANT SOLUTIONS PLUS, CONSULTANT SOLUTIONS ELITE CONTRACTS, and CONSULTANT SOLUTIONS SELECT CONTRACTS which have different expenses and withdrawal charges.




                                 79  PROSPECTUS

APPENDIX C
EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:


Adjusted age of Annuitant on the Payout Start                   65
Date:
-------------------------------------------------------------------------------
Sex of Annuitant:                                              male
-------------------------------------------------------------------------------
Income Plan selected:                                            1
-------------------------------------------------------------------------------
Payment frequency:                                            monthly
-------------------------------------------------------------------------------
Amount applied to variable income payments under            $100,000.00
the Income Plan:
-------------------------------------------------------------------------------





The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:                                 3%
-------------------------------------------------------------------------------
Guaranteed minimum variable income   85% of the initial variable amount income
payment:                                               value
-------------------------------------------------------------------------------


STEP 1 -  CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.




                                 80  PROSPECTUS

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For CONSULTANT SOLUTIONS PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90)).

                                                                                                Death Benefit Amount
                                                                                                --------------------
                                                                              ROP Value                           Annual Increase**
                                                                              ---------                           -----------------
                                                                          Classic,                              Classic,
                                     Beginning                Contract     Elite               Maximum           Elite
                     Type of         Contract   Transaction  Value After   and                Anniversary         and
 Date               Occurrence         Value      Amount     Occurrence   Select     Plus       Value           Select        Plus
------------------------------------------------------------------------------------------------------------------------------------
1/1/06         Contract Anniversary   $55,000        _         $55,000   $50,000     $52,000    $55,000         $52,500      $54,600
------------------------------------------------------------------------------------------------------------------------------------
7/1/06          Partial Withdrawal    $60,000     $15,000      $45,000   $37,500     $39,000    $41,250         $40,339      $41,953
------------------------------------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                          Classic,
                                                                          Elite and
                                                                           Select      Plus
----------------------------------------------------------------------------------------------
ROP DEATH BENEFIT
----------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)          $15,000    $15,000
----------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)          $60,000    $60,000
----------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to            (c)          $50,000    $52,000
Partial Withdrawal
----------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)     $12,500    $13,000
----------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                     $37,500    $39,000
----------------------------------------------------------------------------------------------

MAV DEATH BENEFIT
----------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)          $15,000    $15,000
----------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)          $60,000    $60,000
----------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to            (c)          $55,000    $55,000
Partial Withdrawal
----------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)     $13,750    $13,750
----------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                     $41,250    $41,250
----------------------------------------------------------------------------------------------

ANNUAL INCREASE DEATH BENEFIT **
----------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)          $15,000    $15,000
----------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)          $60,000    $60,000
----------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to
Partial Withdrawal (assumes 181 days worth of interest        (c)          $53,786    $55,937
on $52,500 and $54,600, respectively)
----------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)     $13,446    $13,984
----------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                     $40,339    $41,953
----------------------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**Calculations for the Annual Increase Death Benefit assume that interest accumulates on a daily basis at a rate equivalent to 5% per year. There may be certain states in which the Benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.


                                 81  PROSPECTUS

APPENDIX E
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT*
--------------------------------------------------------------------------------

The following are examples of the Enhanced Earnings Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Lincoln Benefit receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.


Excess of Earnings Withdrawals                    =    $0
Purchase Payments in the 12 months prior to       =    $0
 death
In-Force Premium                                  =    $100,000
                                                       ($100,000 + $0 - $0)
In-Force Earnings                                 =    $25,000
                                                       ($125,000 - $100,000)
ENHANCED EARNINGS DEATH BENEFIT**                 =    40 % * $25,000 = $10,000



Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT.

**If the oldest Contract Owner or Co-Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($6,250.00).




EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Lincoln Benefit receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals                                 =    $5,000
                                                                    ($10,000-$5,000)
Purchase Payments in the 12 months prior to death              =    $0
In-Force Premium                                               =    $95,000
                                                                    ($100,000+$0-$5,000)
In-Force Earnings                                              =    $19,000
                                                                    ($114,000-$95,000)
ENHANCED EARNINGS DEATH BENEFIT**                              =    40%*$19,000=$7,600


Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT.

**If the oldest Contract Owner or Co-Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($4,750.00).


                                 82  PROSPECTUS

EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS

This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume there is no Co-Annuitant and that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Lincoln Benefit receives a Complete Request for Settlement.

Excess of Earnings Withdrawals                                                  =    $30,000
                                                                                     ($50,000-$20,000)
Purchase Payments in the 12 months prior to death                               =    $0
In-Force Premium                                                                =    $120,000
                                                                                      ($110,000+$40,000-$30,000)
In-Force Earnings                                                               =    $20,000
                                                                                     ($140,000-$120,000)
ENHANCED EARNINGS DEATH BENEFIT**                                               =    25%*$20,000=$5,000


In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since In-Force Earnings are less than 50% of the In-Force Premium (excluding purchase payments in the 12 months prior to death ), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT.

**If the oldest Contract Owner had been age 70 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 40% of the In-Force Earnings ($8,000.00).




EXAMPLE 4: SPOUSAL CONTINUATION:

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Enhanced Earnings Death Benefit Option and MAV Death Benefit Option. In this example, assume that there is no Co-Annuitant and that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Enhanced Earnings Death Benefit Option but without any other option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

Excess of Earnings Withdrawals                             =    $0
Purchase Payments in the 12 months prior to death          =    $0
In-Force Premium                                           =    $100,000
                                                                ($100,000+$0-$0)
In-Force Earnings                                          =    $50,000
                                                                ($150,000-$100,000)
ENHANCED EARNINGS DEATH BENEFIT**                          =    40%*$50,000=$20,000

Contract Value                                             =    $150,000
Death Benefit                                              =    $160,000
Enhanced Earnings Death Benefit                            =    $20,000
Continuing Contract Value                                  =    $180,000
                                                                ($160,000+$20,000)


Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.


                                 83  PROSPECTUS

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Enhanced Earnings Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Enhanced Earnings Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Enhanced Earnings Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT.

**If the oldest Contract Owner had been over age 70 , and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($12,500.00).


                                 84  PROSPECTUS

APPENDIX F- WITHDRAWAL ADJUSTMENT EXAMPLE - ACCUMULATION BENEFIT*
--------------------------------------------------------------------------------

RIDER DATE: JANUARY 1, 2007

INITIAL PURCHASE PAYMENT: $50,000 (FOR CONSULTANT SOLUTIONS PLUS CONTRACTS, ASSUME A $2,000 CREDIT ENHANCEMENT WOULD APPLY ASSUMING ISSUE AGE 85 OR YOUNGER (A $1,000 CREDIT ENHANCEMENT WOULD APPLY ASSUMING ISSUE AGE 86-90))

INITIAL BENEFIT BASE: $50,000 FOR CONSULTANT SOLUTIONS CLASSIC, ELITE AND SELECT CONTRACTS, $52,000 FOR CONSULTANT SOLUTIONS PLUS CONTRACTS (ASSUMING ISSUE AGE 85 OR YOUNGER)

                                                                                        BENEFIT BASE
                                                                                     CLASSIC,
                                        BEGINNING     TRANSACTION   CONTRACT VALUE   ELITE AND
    DATE        TYPE OF OCCURRENCE    CONTRACT VALUE    AMOUNT     AFTER OCCURRENCE   SELECT      PLUS
---------------------------------------------------------------------------------------------------------
  1/1/2008    Contract Anniversary       $55,000              -        $55,000        $50,000    $52,000

---------------------------------------------------------------------------------------------------------
  7/1/2008      Partial Withdrawal       $60,000        $15,000        $45,000        $37,500    $39,000
---------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted Benefit Bases in the example above. Please note the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

                                                                       CLASSIC,
                                                                       ELITE AND
                                                                        SELECT      PLUS
BENEFIT BASE
-------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                    (a)        $15,000    $15,000
-------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal       (b)        $60,000    $60,000
-------------------------------------------------------------------------------------------
Value of Benefit Base Immediately Prior to Partial           (c)        $50,000    $52,000
Withdrawal
-------------------------------------------------------------------------------------------
Withdrawal Adjustment                                   [(a)/(b)]*(c)   $12,500    $13,000
-------------------------------------------------------------------------------------------
Adjusted Benefit Base                                                   $37,500    $39,000
-------------------------------------------------------------------------------------------


* For the purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees
   and charges.   Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under CONSULTANT SOLUTIONS PLUS CONTRACTS. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 85  PROSPECTUS

APPENDIX G - SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1:  Assume you purchase a Consultant Solutions contract with a $100,000
----------
initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.



Example 2: Assume Example 1 is continued and an additional purchase payment of
----------
$40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment
 ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).



Example 3:  Assume Example 1 is continued and a withdrawal of $8,000 is made
----------
during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).



Example 4:  Assume example 1 is continued and a withdrawal of $25,000 is made
----------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000-$25,000))=$8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.



Example 5:  Assume example 3 is continued and an additional withdrawal of $5,000
----------
is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000-$5,000))=$4,400.

The Benefit Payment Remaining is unchanged at $0.




                                 86  PROSPECTUS

Example 6: Assume example 5 is continued and an additional Purchase Payment of
----------
$40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment
 ($4,400) plus 8% of your additional purchase payment ($40,000).

 The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).



Example 7:  Assume example 6 is continued and an additional withdrawal of $3,200
----------
is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).


                                 87  PROSPECTUS

APPENDIX H- ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

Appendix H presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit values for each Contract. Please contract us at 800-865-5237 to obtain a copy of the Statement of Additional Information.




LBL CONSULTANT SOLUTIONS CLASSIC CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (LOW)
--------------------------------------------------------------------------------

* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

For the Years Beginning January 1* and Ending December 31,                            2004      2005      2006
----------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.745   $   11.176
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.745  $ 11.176   $   12.452
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            132,216   223,522      287,925
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.303   $   11.036
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.303  $ 11.036   $   11.547
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             25,665    50,990       61,199
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity - Series II Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                               --        --   $   10.000
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                     --        --   $   10.800
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 --        --      173,314
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.989   $   11.629
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.989  $ 11.629   $   12.732
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            110,892   253,522      405,969
----------------------------------------------------------------------------------------------------------------------
Alger American Growth - Class S Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.103   $   11.134
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.103  $ 11.134   $   11.523
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            121,781   212,340      222,959
----------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap - Class S Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.219   $   11.509
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.219  $ 11.509   $   13.506
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             23,051    74,712      132,966
----------------------------------------------------------------------------------------------------------------------
 Alger American MidCap Growth - Class S Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.628   $   11.485
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.628  $ 11.485   $   12.450
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             94,790   210,380      308,342
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.217   $   10.460
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.217  $ 10.460   $   11.056
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             56,932   111,219      134,814
----------------------------------------------------------------------------------------------------------------------

                                 88  PROSPECTUS


Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 11.389   $   13.106
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.389  $ 13.106   $   14.408
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            105,161   523,173      891,858
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.840   $   11.290
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.840  $ 11.290   $   13.358
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            248,175   457,976      699,045
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $  9.809   $   10.209
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $  9.809  $ 10.209   $   10.734
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            193,118   307,319      362,183
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.668   $   11.004
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.668  $ 11.004   $   12.532
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            306,038   812,899    1,175,182
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.215   $   10.269
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.215  $ 10.269   $   10.549
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            172,370   496,639      806,750
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $  9.965   $   10.104
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $  9.965  $ 10.104   $   10.429
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            319,746   913,007    1,383,659
----------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Overseas - Service Class 2 Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.931   $   12.810
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.931  $ 12.810   $   14.883
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             72,197   311,381      762,307
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.625   $   11.285
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.625  $ 11.285   $   12.292
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             54,585   153,996      242,446
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 11.317   $   11.861
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.317  $ 11.861   $   13.814
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             32,940   115,107      165,929
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 11.491   $   12.759
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.491  $ 12.759   $   13.735
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             14,808    76,819      168,017
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 11.303   $   12.266
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.303  $ 12.266   $   13.924
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             68,978   356,713      564,227
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 11.339   $   12.407
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.339  $ 12.407   $   13.558
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             39,658   125,616      164,908
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                               --  $ 10.000   $   10.974
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                     --  $ 10.974   $   13.193
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 --    77,386      178,295
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account /(1)/
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                               --        --           --
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                     --        --           --
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 --        --           --
----------------------------------------------------------------------------------------------------------------------

                                 89  PROSPECTUS



Legg Mason Partners Variable Global High Yield Bond - Class II Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.871   $   11.105
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.871  $ 11.105   $   12.089
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            168,236   465,661      703,308
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors - Class I Sub-Account /(2)/
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                               --        --           --
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                     --        --           --
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 --        --           --
----------------------------------------------------------------------------------------------------------------------
MFS High Income - Service Class Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.652   $   10.724
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.652  $ 10.724   $   11.637
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            105,366   209,209      238,258
----------------------------------------------------------------------------------------------------------------------
 MFS Investors Growth Stock - Service Class Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.471   $   10.767
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.471  $ 10.767   $   11.398
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             19,040   229,340      467,604
----------------------------------------------------------------------------------------------------------------------
MFS Investors Trust - Service Class Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.810   $   11.413
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.810  $ 11.413   $   12.689
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                              9,814    32,676       38,786
----------------------------------------------------------------------------------------------------------------------
MFS New Discovery - Service Class Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $  9.945   $   10.304
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $  9.945  $ 10.304   $   11.480
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             40,927    92,908      113,307
----------------------------------------------------------------------------------------------------------------------
MFS Total Return - Service Class Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.783   $   10.914
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.783  $ 10.914   $   12.019
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            128,035   326,074      375,040
----------------------------------------------------------------------------------------------------------------------
MFS Value - Service Class Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 11.175   $   11.737
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.175  $ 11.737   $   13.954
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             45,846   129,930      194,233
----------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                               --  $ 10.000   $   11.723
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                     --  $ 11.723   $   11.877
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 --    26,917       87,641
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 11.390   $   12.817
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.390  $ 12.817   $   14.840
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            123,098   340,222      463,678
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 11.324   $   12.256
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.324  $ 12.256   $   13.864
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            138,676   457,975      760,414
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.382   $   10.769
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.382  $ 10.769   $   10.857
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             75,187   276,055      508,415
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market - Administrative Shares Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $  9.959   $   10.096
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $  9.959  $ 10.096   $   10.420
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            167,490   325,748      459,580
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return - Administrative Shares Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.596   $   10.671
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.596  $ 10.671   $   10.602
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            206,384   648,012      937,569
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return - Administrative Shares Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.283   $   10.392
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.283  $ 10.392   $   10.647
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            249,949   653,328    1,083,265
----------------------------------------------------------------------------------------------------------------------

                                 90  PROSPECTUS



Premier VIT OpCap Balanced Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.805   $   10.951
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.805  $ 10.951   $   11.970
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             38,773    61,072       86,922
----------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 11.229   $   10.576
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.229  $ 10.576   $   11.620
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            121,721   203,935      218,567
----------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.599   $   11.890
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.599  $ 11.890   $   13.065
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             15,602    56,294       91,432
----------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth - II Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.490   $   10.932
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.490  $ 10.932   $   11.791
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             74,071   438,125      846,349
----------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income - II Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 11.106   $   11.361
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.106  $ 11.361   $   13.299
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            299,734   948,390    1,402,991
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $  9.917   $    9.804
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $  9.917  $  9.804   $   10.509
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             33,863    58,131       63,097
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 12.106   $   15.764
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 12.106  $ 15.764   $   21.694
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             13,596    76,101      140,010
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 12.455   $   18.637
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 12.455  $ 18.637   $   22.889
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             25,156    98,493      151,158
----------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 11.112   $   12.180
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.112  $ 12.180   $   12.608
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             25,709    47,131       54,285
----------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government, Class II Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.187   $   10.379
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.187  $ 10.379   $   10.558
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             63,788   164,577      182,914
----------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 11.083   $   11.996
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.083  $ 11.996   $   13.725
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            135,175   493,860      824,335
----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account /(3)/
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.383   $   11.829
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.383  $ 11.829   $   12.114
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             14,496    58,864       88,585
----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account /(3)/
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 12.853   $   14.804
----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 12.853  $ 14.804   $   20.106
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            241,544   448,864      695,926
----------------------------------------------------------------------------------------------------------------------



(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio
- Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.


                                 91  PROSPECTUS

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.




                                 92  PROSPECTUS

LBL CONSULTANT SOLUTIONS CLASSIC CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (HIGH)
--------------------------------------------------------------------------------

* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

For the Years Beginning January 1* and Ending December 31,                            2004     2005     2006
-----------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.656   $10.982
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.656  $10.982   $12.125
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.217   $10.845
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.217  $10.845   $11.244
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity - Series II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                              --       --   $10.000
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                    --       --   $10.734
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                --       --         0
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.897   $11.427
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.897  $11.427   $12.398
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Alger American Growth - Class S Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.019   $10.942
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.019  $10.942   $11.220
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap - Class S Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.134   $11.309
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.134  $11.309   $13.152
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
 Alger American MidCap Growth - Class S Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.539   $11.286
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.539  $11.286   $12.123
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.132   $10.279
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.132  $10.279   $10.765
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.295   $12.880
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.295  $12.880   $14.030
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0      303       292
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.750   $11.095
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.750  $11.095   $13.007
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $ 9.727   $10.032
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 9.727  $10.032   $10.452
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------

                                 93  PROSPECTUS



Fidelity VIP Index 500 - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.579   $10.813
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.579  $10.813   $12.202
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.130   $10.091
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.130  $10.091   $10.272
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $ 9.882   $ 9.929
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 9.882  $ 9.929   $10.155
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
 Fidelity VIP Overseas - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.840   $12.588
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.840  $12.588   $14.492
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.537   $11.089
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.537  $11.089   $11.970
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.223   $11.655
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.223  $11.655   $13.452
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.395   $12.539
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.395  $12.539   $13.375
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.209   $12.053
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.209  $12.053   $13.558
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0      577       565
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.245   $12.192
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.245  $12.192   $13.202
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                              --  $10.000   $10.906
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                    --  $10.906   $12.993
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                --        0         0
-----------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account /(1)/
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                              --       --        --
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                    --       --        --
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                --       --        --
-----------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond - Class II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.781   $10.912
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.781  $10.912   $11.771
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0      322       310
-----------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors - Class I Sub-Account /(2)/
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                              --       --        --
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                    --       --        --
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                --       --        --
-----------------------------------------------------------------------------------------------------------------
MFS High Income - Service Class Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.563   $10.538
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.563  $10.538   $11.331
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------

                                 94  PROSPECTUS



 MFS Investors Growth Stock - Service Class Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.384   $10.580
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.384  $10.580   $11.098
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
MFS Investors Trust - Service Class Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.720   $11.215
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.720  $11.215   $12.355
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
MFS New Discovery - Service Class Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $ 9.862   $10.126
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 9.862  $10.126   $11.178
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
MFS Total Return - Service Class Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.694   $10.725
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.694  $10.725   $11.703
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0      326       314
-----------------------------------------------------------------------------------------------------------------
MFS Value - Service Class Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.082   $11.534
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.082  $11.534   $13.587
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap/VA - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                              --  $10.000   $11.651
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                    --  $11.651   $11.697
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                --        0         0
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.296   $12.595
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.296  $12.595   $14.450
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.230   $12.044
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.230  $12.044   $13.500
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.296   $10.583
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.296  $10.583   $10.572
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0      511       574
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market - Administrative Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $ 9.876   $ 9.922
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 9.876  $ 9.922   $10.147
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0      602       635
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return - Administrative Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.508   $10.487
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.508  $10.487   $10.324
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0      495       477
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return - Administrative Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.197   $10.212
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.197  $10.212   $10.368
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.739   $10.785
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.739  $10.785   $11.682
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.136   $10.393
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.136  $10.393   $11.315
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------

                                 95  PROSPECTUS



Rydex VT Sector Rotation Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.511   $11.684
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.511  $11.684   $12.722
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth - II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.403   $10.743
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.403  $10.743   $11.481
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0      348       335
-----------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income - II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.014   $11.165
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.014  $11.165   $12.949
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0      764       737
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $ 9.835   $ 9.634
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 9.835  $ 9.634   $10.233
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $12.005   $15.491
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $12.005  $15.491   $21.124
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0      135       130
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $12.352   $18.314
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $12.352  $18.314   $22.288
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.019   $11.969
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.019  $11.969   $12.277
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government, Class II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.103   $10.200
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.103  $10.200   $10.281
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.991   $11.789
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.991  $11.789   $13.365
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account /(3)/
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.297   $11.624
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.297  $11.624   $11.796
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account /(3)/
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $12.746   $14.547
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $12.746  $14.547   $19.578
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0      654       582
-----------------------------------------------------------------------------------------------------------------




(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio
- Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                                 96  PROSPECTUS

LBL CONSULTANT SOLUTIONS ELITE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (LOW)
--------------------------------------------------------------------------------

* The LBL Consultant Solutions EliteContracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

For the Years Beginning January 1* and Ending December 31,                            2004     2005     2006
-----------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account
-----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.710  $ 11.100
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.710  $11.100  $ 12.324
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            14,119   26,910    26,039
------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.270  $ 10.962
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.270  $10.962  $ 11.429
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                               209      648     1,382
------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity - Series II Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                              --       --  $ 10.000
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                    --       --  $ 10.774
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                --       --    15,396
------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.953  $ 11.550
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.953  $11.550  $ 12.601
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             3,434    9,987    25,207
------------------------------------------------------------------------------------------------------------------
Alger American Growth - Class S Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.070  $ 11.059
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.070  $11.059  $ 11.405
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             3,205    4,438     4,747
------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap - Class S Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.186  $ 11.431
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.186  $11.431  $ 13.368
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             4,734    5,217    10,380
------------------------------------------------------------------------------------------------------------------
 Alger American MidCap Growth - Class S Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.593  $ 11.407
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.593  $11.407  $ 12.323
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            16,990   22,184    32,839
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.184  $ 10.390
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.184  $10.390  $ 10.942
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             6,127   16,830    20,152
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.353  $ 13.018
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.353  $13.018  $ 14.260
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            13,482   50,412    98,161
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.805  $ 11.214
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.805  $11.214  $ 13.221
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            16,904   25,309    52,728
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $ 9.777  $ 10.140
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 9.777  $10.140  $ 10.623
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             2,742    6,853     8,255
------------------------------------------------------------------------------------------------------------------

                                 97  PROSPECTUS



Fidelity VIP Index 500 - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.634  $ 10.930
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.634  $10.930  $ 12.403
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             7,868   38,047    65,217
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.182  $ 10.199
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.182  $10.199  $ 10.441
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            21,758   49,266    73,225
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $ 9.933  $ 10.036
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 9.933  $10.036  $ 10.322
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            58,803   68,484   161,389
------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Overseas - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.896  $ 12.723
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.896  $12.723  $ 14.730
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             3,480   16,347    67,797
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced - Service Shares Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.591  $ 11.209
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.591  $11.209  $ 12.166
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            20,549   24,673    20,866
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.280  $ 11.781
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.280  $11.781  $ 13.672
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                               282    1,583     5,830
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty - Service Shares Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.454  $ 12.673
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.454  $12.673  $ 13.594
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                16    5,639    14,144
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.266  $ 12.183
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.266  $12.183  $ 13.781
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            12,402   48,976    59,842
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core - Service Shares Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.302  $ 12.323
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.302  $12.323  $ 13.419
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             9,724   16,649    21,808
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value - Service Shares Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                              --  $10.000  $ 10.947
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                    --  $10.947  $ 13.116
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                --   17,047    20,417
------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account /(1)/
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                              --       --        --
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                    --       --        --
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                --       --        --
------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond - Class II Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.836  $ 11.030
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.836  $11.030  $ 11.964
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            18,080   43,334    67,099
------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors - Class I Sub-Account /(2)/
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                              --       --        --
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                    --       --        --
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                --       --        --
------------------------------------------------------------------------------------------------------------------
MFS High Income - Service Class Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.617  $ 10.651
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.617  $10.651  $ 11.517
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             5,239    8,859     9,006
------------------------------------------------------------------------------------------------------------------

                                 98  PROSPECTUS




MFS Investors Growth Stock - Service Class Sub-Account
-----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.437  $ 10.694
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.437  $10.694  $ 11.281
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0   20,459    40,226
------------------------------------------------------------------------------------------------------------------
MFS Investors Trust - Service Class Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.775  $ 11.336
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.775  $11.336  $ 12.558
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             1,497    2,187     2,311
------------------------------------------------------------------------------------------------------------------
MFS New Discovery - Service Class Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $ 9.912  $ 10.235
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 9.912  $10.235  $ 11.362
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0    1,241     2,619
------------------------------------------------------------------------------------------------------------------
MFS Total Return - Service Class Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.748  $ 10.841
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.748  $10.841  $ 11.896
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            24,820   43,498    48,499
------------------------------------------------------------------------------------------------------------------
MFS Value - Service Class Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.139  $ 11.658
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.139  $11.658  $ 13.810
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             1,555    7,507    10,015
------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap/VA - Service Shares Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                              --  $10.000  $ 11.695
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                    --  $11.695  $ 11.807
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                --    2,405    10,770
------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.354  $ 12.730
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.354  $12.730  $ 14.688
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            12,335   23,494    32,798
------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.287  $ 12.174
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.287  $12.174  $ 13.721
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             4,631   27,646    40,614
------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.348  $ 10.696
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.348  $10.696  $ 10.745
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             4,619   28,950    45,056
------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market - Administrative Shares Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $ 9.927  $ 10.028
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 9.927  $10.028  $ 10.313
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             4,061   17,626   110,294
------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return - Administrative Shares Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.562  $ 10.599
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.562  $10.599  $ 10.493
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            24,840   77,486    72,477
------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return - Administrative Shares Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.250  $ 10.322
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.250  $10.322  $ 10.538
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            19,456   47,858    83,160
------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.779  $ 10.887
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.779  $10.887  $ 11.858
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             3,706    5,953     5,951
------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.193  $ 10.505
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.193  $10.505  $ 11.501
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            12,083   19,478    22,405
-----------------------------------------------------------------------------------------------------------------------

                                 99  PROSPECTUS



Rydex VT Sector Rotation Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.565  $ 11.810
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.565  $11.810  $ 12.931
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                               310      295     8,282
------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth - II Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.456  $ 10.858
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.456  $10.858  $ 11.670
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             6,385   40,786    75,772
------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income - II Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.070  $ 11.285
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.070  $11.285  $ 13.162
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            26,985   92,669   137,043
------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $ 9.885  $  9.738
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 9.885  $ 9.738  $ 10.401
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0    1,220     1,929
------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $12.067  $ 15.658
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $12.067  $15.658  $ 21.471
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             1,588   12,064    13,500
------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $12.415  $ 18.511
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $12.415  $18.511  $ 22.654
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            10,175   27,980    38,120
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.076  $ 12.098
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.076  $12.098  $ 12.478
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                               625    1,444     1,436
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government, Class II Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.155  $ 10.309
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.155  $10.309  $ 10.449
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             1,515    3,666     6,825
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.047  $ 11.915
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.047  $11.915  $ 13.585
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             8,999   42,450    65,009
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account /(3)/
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.349  $ 11.749
------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.349  $11.749  $ 11.990
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            13,593   18,729    17,724
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account /(3)/
-----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $12.811  $ 14.704
-----------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $12.811  $14.704  $ 19.900
-----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             8,873   41,284    69,224
-----------------------------------------------------------------------------------------------------------------------




(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio
- Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.








                                100  PROSPECTUS

LBL CONSULTANT SOLUTIONS ELITE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (HIGH)
--------------------------------------------------------------------------------

* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

For the Years Beginning January 1* and Ending December 31,                            2004     2005     2006
-----------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.621   $10.907
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.621  $10.907   $12.000
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.184   $10.771
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.184  $10.771   $11.127
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity - Series II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                              --       --   $10.000
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                    --       --   $10.708
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                --       --         0
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.862   $11.349
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.862  $11.349   $12.269
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Alger American Growth - Class S Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $ 9.986   $10.867
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 9.986  $10.867   $11.104
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap - Class S Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.101   $11.232
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.101  $11.232   $13.015
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
 Alger American MidCap Growth - Class S Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.505   $11.209
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.505  $11.209   $11.998
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.099   $10.209
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.099  $10.209   $10.654
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.258   $12.792
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.258  $12.792   $13.885
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.715   $11.019
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.715  $11.019   $12.872
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $ 9.695   $ 9.964
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 9.695  $ 9.964   $10.343
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------

                                101  PROSPECTUS




Fidelity VIP Index 500 - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.545   $10.740
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.545  $10.740   $12.076
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.097   $10.022
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.097  $10.022   $10.166
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $ 9.850   $ 9.861
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 9.850  $ 9.861   $10.049
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
 Fidelity VIP Overseas - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.805   $12.502
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.805  $12.502   $14.342
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.502   $11.014
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.502  $11.014   $11.846
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.186   $11.576
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.186  $11.576   $13.312
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.358   $12.453
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.358  $12.453   $13.236
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.172   $11.971
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.172  $11.971   $13.418
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.208   $12.109
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.208  $12.109   $13.065
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                              --  $10.000   $10.880
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                    --  $10.880   $12.916
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                --        0         0
-----------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account /(1)/
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                              --       --        --
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                    --       --        --
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                --       --        --
-----------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond - Class II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.746   $10.838
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.746  $10.838   $11.649
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors - Class I Sub-Account /(2)/
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                              --       --        --
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                    --       --        --
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                --       --        --
-----------------------------------------------------------------------------------------------------------------
MFS High Income - Service Class Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.529   $10.466
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.529  $10.466   $11.214
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------

                                102  PROSPECTUS





MFS Investors Growth Stock - Service Class Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.350   $10.508
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.350  $10.508   $10.983
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
MFS Investors Trust - Service Class Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.685   $11.139
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.685  $11.139   $12.227
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
MFS New Discovery - Service Class Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $ 9.830   $10.057
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 9.830  $10.057   $11.063
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
MFS Total Return - Service Class Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.659   $10.652
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.659  $10.652   $11.582
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
MFS Value - Service Class Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.046   $11.455
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.046  $11.455   $13.447
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap/VA - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                              --  $10.000   $11.623
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                    --  $11.623   $11.627
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                --        0         0
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.259   $12.509
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.259  $12.509   $14.301
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.193   $11.962
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.193  $11.962   $13.360
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.262   $10.511
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.262  $10.511   $10.462
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market - Administrative Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $ 9.844   $ 9.854
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 9.844  $ 9.854   $10.042
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return - Administrative Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.474   $10.415
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.474  $10.415   $10.217
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return - Administrative Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.164   $10.142
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.164  $10.142   $10.260
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.713   $10.721
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.713  $10.721   $11.571
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.099   $10.322
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.099  $10.322   $11.198
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------

                                103  PROSPECTUS



Rydex VT Sector Rotation Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.477   $11.604
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.477  $11.604   $12.590
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth - II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.369   $10.670
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.369  $10.670   $11.362
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income - II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.978   $11.089
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.978  $11.089   $12.815
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $ 9.803   $ 9.568
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 9.803  $ 9.568   $10.127
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.966   $15.386
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.966  $15.386   $20.905
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $12.311   $18.189
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $12.311  $18.189   $22.057
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.984   $11.888
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.984  $11.888   $12.149
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government, Class II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.070   $10.130
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.070  $10.130   $10.174
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.955   $11.708
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.955  $11.708   $13.227
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account /(3)/
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.263   $11.545
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.263  $11.545   $11.674
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account /(3)/
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $12.705   $14.448
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $12.705  $14.448   $19.375
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------






(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio
- Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                                104  PROSPECTUS

LBL CONSULTANT SOLUTIONS PLUS CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (LOW)
--------------------------------------------------------------------------------

* The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

For the Years Beginning January 1* and Ending December 31,                            2004      2005        2006
------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   10.725   $   11.133
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.725  $   11.133   $   12.379
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            168,023     344,954      418,263
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   10.284   $   10.994
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.284  $   10.994   $   11.479
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             25,081      74,461      125,960
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity - Series II Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                               --          --   $   10.000
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                     --          --   $   10.785
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 --          --      274,689
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   10.968   $   11.584
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.968  $   11.584   $   12.657
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            184,194     295,988      442,279
------------------------------------------------------------------------------------------------------------------------
Alger American Growth - Class S Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   10.084   $   11.091
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.084  $   11.091   $   11.455
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            162,285     310,193      291,942
------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap - Class S Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   10.200   $   11.464
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.200  $   11.464   $   13.427
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             27,034      85,491      127,011
------------------------------------------------------------------------------------------------------------------------
 Alger American MidCap Growth - Class S Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   10.608   $   11.441
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.608  $   11.441   $   12.377
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            133,976     327,548      436,382
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   10.198   $   10.420
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.198  $   10.420   $   10.991
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             99,090     153,559      196,893
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   11.368   $   13.056
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.368  $   13.056   $   14.324
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            162,203     636,774    1,038,503
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   10.820   $   11.246
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.820  $   11.246   $   13.279
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            264,960     642,154      914,542
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $    9.791   $   10.170
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $  9.971  $   10.170   $   10.671
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             95,874     162,979      179,143
------------------------------------------------------------------------------------------------------------------------

                                105  PROSPECTUS





Fidelity VIP Index 500 - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   10.648   $   10.961
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.648  $   10.961   $   12.458
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            357,590   1,013,570    1,364,532
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   10.196   $   10.229
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.196  $   10.229   $   10.487
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            362,442     877,078    1,278,546
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $    9.947   $   10.065
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $  9.947  $   10.065   $   10.367
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            499,789   1,298,309    1,929,547
------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Overseas - Service Class 2 Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   10.911   $   12.760
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.911  $   12.760   $   14.796
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            112,867     307,437      827,908
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced - Service Shares Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   10.605   $   11.241
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.605  $   11.241   $   12.220
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            110,575     317,819      474,671
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   11.296   $   11.815
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.296  $   11.815   $   13.733
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             17,349      78,760      125,898
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty - Service Shares Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   11.470   $   12.710
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.470  $   12.710   $   13.654
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             29,307     109,414      160,923
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   11.282   $   12.219
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.282  $   12.219   $   13.842
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            130,218     435,715      636,948
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core - Service Shares Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   11.318   $   12.359
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.318  $   12.359   $   13.478
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             47,209     136,370      168,301
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value - Service Shares Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                               --  $   10.000   $   10.959
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                     --  $   10.959   $   13.149
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 --      52,116      208,907
------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account /(1)/
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                               --          --           --
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                     --          --           --
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 --          --           --
------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond - Class II Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   10.851   $   11.062
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.851  $   11.062   $   12.018
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            233,161     729,975    1,048,615
------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors - Class I Sub-Account /(2)/
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                               --          --           --
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                     --          --           --
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 --          --           --
------------------------------------------------------------------------------------------------------------------------
MFS High Income - Service Class Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   10.632   $   10.682
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.632  $   10.682   $   11.568
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            173,571     363,031      409,143
------------------------------------------------------------------------------------------------------------------------

                                106  PROSPECTUS




MFS Investors Growth Stock - Service Class Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   10.452   $   10.725
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.452  $   10.725   $   11.331
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             27,908     288,901      530,447
------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust - Service Class Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   10.790   $   11.369
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.790  $   11.369   $   12.614
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             31,444      69,837       75,414
------------------------------------------------------------------------------------------------------------------------
MFS New Discovery - Service Class Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $    9.926   $   10.265
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $  9.926  $   10.265   $   11.413
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             79,708     115,243      143,917
------------------------------------------------------------------------------------------------------------------------
MFS Total Return - Service Class Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   10.763   $   10.872
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.763  $   10.872   $   11.948
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            270,271     649,848      786,417
------------------------------------------------------------------------------------------------------------------------
MFS Value - Service Class Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   11.154   $   11.692
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.154  $   11.692   $   13.872
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             52,533     155,911      185,240
------------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap/VA - Service Shares Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                               --  $   10.000   $   11.707
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                     --  $   11.707   $   11.837
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 --      31,034       86,941
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   11.369   $   12.767
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.369  $   12.767   $   14.753
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            135,685     311,510      416,951
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   11.303   $   12.209
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.303  $   12.209   $   13.782
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            148,467     444,920      658,435
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   10.363   $   10.728
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.363  $   10.728   $   10.793
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             72,884     336,138      524,188
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market - Administrative Shares Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $    9.941   $   10.057
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $  9.941  $   10.057   $   10.359
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            306,156     529,839      727,162
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return - Administrative Shares Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   10.577   $   10.630
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.577  $   10.630   $   10.540
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            266,929     855,244    1,126,346
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return - Administrative Shares Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   10.264   $   10.352
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.264  $   10.352   $   10.585
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            326,918     781,636    1,399,499
------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   10.790   $   10.914
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.790  $   10.914   $   11.906
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             49,506      88,648      102,842
------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   11.208   $   10.535
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.208  $   10.535   $   11.552
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             99,659     156,525      181,544
------------------------------------------------------------------------------------------------------------------------

                                107  PROSPECTUS


Rydex VT Sector Rotation Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   10.579   $   11.844
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.579  $   11.844   $   12.989
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                              9,293      42,301       96,320
------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth - II Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   10.470   $   10.890
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.470  $   10.890   $   11.722
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            118,706     568,834    1,046,476
------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income - II Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   11.086   $   11.318
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.086  $   11.318   $   13.221
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            386,880   1,352,680    1,710,177
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $    9.899   $    9.766
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $  9.899  $    9.766   $   10.447
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             17,544      49,850       69,904
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   12.083   $   15.703
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 12.083  $   15.703   $   21.566
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             16,416     107,894      197,437
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   12.432   $   18.565
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 12.432  $   18.565   $   22.754
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             30,408     144,710      196,815
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   11.091   $   12.133
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.091  $   12.133   $   12.534
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             21,341      28,367       38,306
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government, Class II Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   10.169   $   10.339
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.169  $   10.339   $   10.496
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            196,904     330,133      394,113
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   11.063   $   11.950
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.063  $   11.950   $   13.645
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            187,532     597,525      965,056
------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account /(3)/
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   10.364   $   11.783
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.364  $   11.783   $   12.043
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             43,290     100,577      118,076
------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account /(3)/
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $   12.829   $   14.747
------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 12.829  $   14.747   $   19.988
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            290,164     680,199      844,038
------------------------------------------------------------------------------------------------------------------------






(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio
- Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                                108  PROSPECTUS

LBL CONSULTANT SOLUTIONS PLUS CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (HIGH)
--------------------------------------------------------------------------------

* The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

For the Years Beginning January 1* and Ending December 31,                            2004     2005     2006
-----------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.636   $10.939
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.636  $10.939   $12.053
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.198   $10.803
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.198  $10.803   $11.177
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity - Series II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                              --       --   $10.000
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                    --       --   $10.719
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                --       --         0
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.877   $11.383
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.877  $11.383   $12.324
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Alger American Growth - Class S Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.000   $10.899
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.000  $10.899   $11.154
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap - Class S Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.115   $11.265
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.115  $11.265   $13.074
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
 Alger American MidCap Growth - Class S Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.520   $11.242
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.520  $11.242   $12.051
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.113   $10.239
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.113  $10.239   $10.702
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.274   $12.829
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.274  $12.829   $13.947
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.730   $11.051
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.730  $11.051   $12.930
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $ 9.709   $ 9.993
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 9.709  $ 9.993   $10.390
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------

                                109  PROSPECTUS





Fidelity VIP Index 500 - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.560   $10.771
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.560  $10.771   $12.130
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.112   $10.051
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.112  $10.051   $10.211
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $ 9.864   $ 9.890
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 9.864  $ 9.890   $10.095
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
 Fidelity VIP Overseas - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.820   $12.539
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.820  $12.539   $14.406
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.517   $11.046
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.517  $11.046   $11.899
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.202   $11.610
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.202  $11.610   $13.372
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.374   $12.490
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.374  $12.490   $13.295
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.188   $12.007
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.188  $12.007   $13.478
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.224   $12.144
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.224  $12.144   $13.124
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                              --  $10.000   $10.891
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                    --  $10.891   $12.949
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                --        0         0
-----------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account /(1)/
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                              --       --        --
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                    --       --        --
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                --       --        --
-----------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond - Class II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.761   $10.870
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.761  $10.870   $11.701
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors - Class I Sub-Account /(2)/
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                              --       --        --
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                    --       --        --
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                --       --        --
-----------------------------------------------------------------------------------------------------------------
MFS High Income - Service Class Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.544   $10.497
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.544  $10.497   $11.264
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------

                                110  PROSPECTUS




MFS Investors Growth Stock - Service Class Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.365   $10.539
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.365  $10.539   $11.033
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
MFS Investors Trust - Service Class Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.700   $11.172
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.700  $11.172   $12.282
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
MFS New Discovery - Service Class Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $ 9.844   $10.086
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 9.844  $10.086   $11.112
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
MFS Total Return - Service Class Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.674   $10.684
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.674  $10.684   $11.634
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
MFS Value - Service Class Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.061   $11.489
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.061  $11.489   $13.507
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap/VA - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                              --  $10.000   $11.635
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                    --  $11.635   $11.657
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                --        0         0
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.275   $12.546
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.275  $12.546   $14.365
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.209   $11.997
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.209  $11.997   $13.420
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.276   $10.541
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.276  $10.541   $10.509
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market - Administrative Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $ 9.858   $ 9.883
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 9.858  $ 9.883   $10.087
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return - Administrative Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.489   $10.446
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.489  $10.446   $10.263
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return - Administrative Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.178   $10.172
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.178  $10.172   $10.306
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.724   $10.749
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.724  $10.749   $11.618
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.115   $10.352
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.115  $10.352   $11.248
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------

                                111  PROSPECTUS



Rydex VT Sector Rotation Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.491   $11.638
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.491  $11.638   $12.647
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth - II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.383   $10.701
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.383  $10.701   $11.413
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income - II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.993   $11.121
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.993  $11.121   $12.873
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $ 9.817   $ 9.596
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 9.817  $ 9.596   $10.172
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.983   $15.431
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.983  $15.431   $20.999
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $12.329   $18.243
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $12.329  $18.243   $22.156
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.999   $11.923
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.999  $11.923   $12.204
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government, Class II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.084   $10.160
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.084  $10.160   $10.220
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.971   $11.743
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.971  $11.743   $13.286
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account /(3)/
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.278   $11.579
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.278  $11.579   $11.726
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account /(3)/
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $12.722   $14.491
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $12.722  $14.491   $19.462
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------






(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio
- Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                                112  PROSPECTUS

LBL CONSULTANT SOLUTIONS SELECT CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (LOW)
--------------------------------------------------------------------------------

* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

For the Years Beginning January 1* and Ending December 31,                            2004      2005      2006
-------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.701   $11.079
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.701  $ 11.079   $12.288
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             11,482    24,729     8,519
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.260   $10.940
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.260  $ 10.940   $11.395
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             15,284    18,497     4,420
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity - Series II Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                               --        --   $10.000
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                     --        --   $10.767
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 --        --     3,608
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.943   $11.528
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.943  $ 11.528   $12.564
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                              2,665     3,174    10,458
-------------------------------------------------------------------------------------------------------------------
Alger American Growth - Class S Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.061   $11.038
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.061  $ 11.038   $11.371
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             13,364    13,863    10,863
-------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap - Class S Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.177   $11.409
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.177  $ 11.409   $13.328
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                              2,386    39,056     4,489
-------------------------------------------------------------------------------------------------------------------
 Alger American MidCap Growth - Class S Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.584   $11.385
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.584  $ 11.385   $12.286
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             27,739    54,020     5,659
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.174   $10.369
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.174  $ 10.369   $10.910
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             20,705    26,325    19,985
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 11.342   $12.993
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.342  $ 12.993   $14.218
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             45,341   144,919    32,667
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.795   $11.192
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.795  $ 11.192   $13.182
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             46,651    93,792    19,478
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $  9.768   $10.120
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $  9.768  $ 10.120   $10.592
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             28,770    55,605    11,849
-------------------------------------------------------------------------------------------------------------------

                                113  PROSPECTUS





Fidelity VIP Index 500 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.624   $10.908
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.624  $ 10.908   $12.366
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            125,438   263,983    43,696
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.173   $10.180
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.173  $ 10.180   $10.410
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             48,708   101,437    31,813
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $  9.924   $10.016
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $  9.924  $ 10.016   $10.291
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            168,709   228,196    33,135
-------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Overseas - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.886   $12.698
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.886  $ 12.698   $14.687
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             28,247    49,873    16,491
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.581   $11.187
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.581  $ 11.187   $12.130
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             10,013    17,505     1,999
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 11.270   $11.758
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.270  $ 11.758   $13.632
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             27,022     6,336     2,516
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 11.443   $12.649
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.443  $ 12.649   $13.554
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                              1,269    11,195     2,354
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 11.256   $12.159
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.256  $ 12.159   $13.740
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             11,610    21,644    10,246
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 11.292   $12.299
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.292  $ 12.299   $13.379
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                              4,773    28,781       901
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                               --  $ 10.000   $10.940
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                     --  $ 10.940   $13.093
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 --     3,239     2,462
-------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account /(1)/
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                               --        --        --
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                     --        --        --
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 --        --        --
-------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond - Class II Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.826   $11.008
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.286  $ 11.008   $11.929
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             17,645    46,676    15,302
-------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors - Class I Sub-Account /(2)/
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                               --        --        --
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                     --        --        --
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 --        --        --
-------------------------------------------------------------------------------------------------------------------
MFS High Income - Service Class Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.608   $10.631
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.608  $ 10.631   $11.483
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             23,363    20,622     6,286
-------------------------------------------------------------------------------------------------------------------

                                114  PROSPECTUS





MFS Investors Growth Stock - Service Class Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.428   $10.673
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.428  $ 10.673   $11.248
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                              1,297    14,429     7,739
-------------------------------------------------------------------------------------------------------------------
MFS Investors Trust - Service Class Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.765   $11.314
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.765  $ 11.314   $12.521
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                              1,311     5,472     1,693
-------------------------------------------------------------------------------------------------------------------
MFS New Discovery - Service Class Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $  9.903   $10.215
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $  9.903  $ 10.215   $11.329
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                              6,659     7,704     2,187
-------------------------------------------------------------------------------------------------------------------
MFS Total Return - Service Class Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.739   $10.820
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.739  $ 10.820   $11.861
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             19,818    51,781    18,099
-------------------------------------------------------------------------------------------------------------------
MFS Value - Service Class Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 11.128   $11.635
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.128  $ 11.635   $13.770
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                              3,382     5,222     2,124
-------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                               --  $ 10.000   $11.687
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                     --  $ 11.687   $11.787
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 --     7,856     7,348
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 11.343   $12.706
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.343  $ 12.706   $14.644
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             62,080    86,497    10,134
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 11.277   $12.150
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.277  $ 12.150   $13.681
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             35,420    81,846    11,584
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.339   $10.676
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.339  $ 10.676   $10.714
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                              9,772    47,366     8,948
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market - Administrative Shares Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $  9.918   $10.009
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $  9.918  $ 10.009   $10.283
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            158,641   150,481    27,607
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.552   $10.579
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.552  $ 10.579   $10.462
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             42,470   122,346    16,994
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.240   $10.302
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.240  $ 10.302   $10.507
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             58,540    76,949    28,759
-------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.772   $10.868
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.772  $ 10.868   $11.826
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                              5,494     6,958       560
-------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 11.182   $10.484
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.182  $ 10.484   $11.467
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             31,488    23,563     6,181
-------------------------------------------------------------------------------------------------------------------

                                115  PROSPECTUS

Rydex VT Sector Rotation Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.555   $11.787
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.555  $ 11.787   $12.893
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                418     4,603     5,562
-------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth - II Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.446   $10.837
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.446  $ 10.837   $11.636
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                              6,370    57,136    16,451
-------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income - II Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 11.060   $11.263
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.060  $ 11.263   $13.123
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             57,291   110,586    28,044
-------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $  9.876   $ 9.719
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $  9.876  $  9.719   $10.370
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                              1,961     2,232     8,505
-------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 12.055   $15.627
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 12.055  $ 15.627   $21.408
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                              2,104    18,780     5,890
-------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 12.403   $18.475
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 12.403  $ 18.475   $22.587
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                              6,528    31,637    59,022
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 11.066   $12.075
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.066  $ 12.075   $12.441
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                              1,962     3,009     3,261
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government, Class II Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.145   $10.289
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.145  $ 10.289   $10.419
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             28,946    43,426     5,556
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 11.037   $11.892
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 11.037  $ 11.892   $13.544
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             16,781    31,692    12,839
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account /(3)/
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 10.340   $11.726
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 10.340  $ 11.726   $11.954
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                              2,987     7,296     1,579
-------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account /(3)/
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $ 10.000  $ 12.799   $14.675
-------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 12.799  $ 14.675   $19.841
-------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                             40,344    59,925    23,273
-------------------------------------------------------------------------------------------------------------------






(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio
- Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                                116  PROSPECTUS

LBL CONSULTANT SOLUTIONS SELECT CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (HIGH)
--------------------------------------------------------------------------------

* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

For the Years Beginning January 1* and Ending December 31,                            2004     2005     2006
-----------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.611   $10.886
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.611  $10.886   $11.964
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.175   $10.750
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.175  $10.750   $11.094
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity - Series II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                              --       --   $10.000
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                    --       --   $10.700
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                --       --         0
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.852   $11.327
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.852  $11.327   $12.233
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Alger American Growth - Class S Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $ 9.977   $10.846
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 9.977  $10.846   $11.071
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap - Class S Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.092   $11.210
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.092  $11.210   $12.977
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
 Alger American MidCap Growth - Class S Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.495   $11.187
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.495  $11.187   $11.962
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.089   $10.189
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.089  $10.189   $10.622
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.247   $12.767
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.247  $12.767   $13.843
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.705   $10.997
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.705  $10.997   $12.834
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $ 9.686   $ 9.944
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 9.686  $ 9.944   $10.313
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------

                                117  PROSPECTUS




Fidelity VIP Index 500 - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.535   $10.719
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.535  $10.719   $12.040
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.088   $10.002
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.088  $10.002   $10.136
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $ 9.841   $ 9.842
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 9.841  $ 9.842   $10.020
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
 Fidelity VIP Overseas - Service Class 2 Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.795   $12.477
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.795  $12.477   $14.299
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.493   $10.992
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.493  $10.992   $11.810
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.176   $11.553
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.176  $11.553   $13.273
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.348   $12.429
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.348  $12.429   $13.197
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.162   $11.948
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.162  $11.948   $13.378
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.198   $12.085
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.198  $12.085   $13.026
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                              --  $10.000   $10.873
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                    --  $10.873   $12.894
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                --        0         0
-----------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account /(1)/
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                              --       --        --
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                    --       --        --
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                --       --        --
-----------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond - Class II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.735   $10.817
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.735  $10.817   $11.614
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors - Class I Sub-Account /(2)/
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                              --       --        --
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                    --       --        --
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                --       --        --
-----------------------------------------------------------------------------------------------------------------
MFS High Income - Service Class Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.519   $10.446
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.519  $10.446   $11.180
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------

                                118  PROSPECTUS





 MFS Investors Growth Stock - Service Class Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.341   $10.488
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.341  $10.488   $10.951
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
MFS Investors Trust - Service Class Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.675   $11.117
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.675  $11.117   $12.191
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
MFS New Discovery - Service Class Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $ 9.821   $10.037
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 9.821  $10.037   $11.030
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
MFS Total Return - Service Class Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.649   $10.631
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.649  $10.631   $11.548
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
MFS Value - Service Class Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.036   $11.433
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.036  $11.433   $13.407
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap/VA - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                              --  $10.000   $11.615
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                    --  $11.615   $11.607
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                --        0         0
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.249   $12.485
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.249  $12.485   $14.258
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.183   $11.939
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.183  $11.939   $13.320
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.252   $10.490
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.252  $10.490   $10.431
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market - Administrative Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $ 9.835   $ 9.835
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 9.835  $ 9.835   $10.012
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return - Administrative Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.464   $10.395
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.464  $10.395   $10.186
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return - Administrative Shares Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.155   $10.122
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.155  $10.122   $10.230
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.706   $10.703
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.706  $10.703   $11.539
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.089   $10.302
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.089  $10.302   $11.164
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------

                                119  PROSPECTUS



Rydex VT Sector Rotation Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.467   $11.582
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.467  $11.582   $12.553
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth - II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.359   $10.649
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.359  $10.649   $11.329
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income - II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.968   $11.067
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.968  $11.067   $12.777
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $ 9.794   $ 9.549
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $ 9.794  $ 9.549   $10.097
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $11.955   $15.355
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $11.955  $15.355   $20.843
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $12.300   $18.154
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $12.300  $18.154   $21.992
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.973   $11.864
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.973  $11.864   $12.113
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government, Class II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.061   $10.110
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.061  $10.110   $10.144
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.945   $11.685
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.945  $11.685   $13.187
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account /(3)/
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $10.254   $11.522
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $10.254  $11.522   $11.639
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account /(3)/
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                         $10.000  $12.693   $14.420
-----------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                               $12.693  $14.420   $19.318
-----------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                                 0        0         0
-----------------------------------------------------------------------------------------------------------------

                                120  PROSPECTUS

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio
- Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.





                                121  PROSPECTUS

                   THE CONSULTANT SOLUTIONS VARIABLE ANNUITIES
                         (Classic, Elite, Plus, Select)

                          Lincoln Benefit Life Company
                        Variable Annuity Separate Account
                                  PO Box 80469
                             Lincoln, NE 68501-0469
                                1 (800) 525-9287


                       Statement of Additional Information
                             And Related Prospectus
                                Dated May 1, 2007




This Statement of Additional Information supplements the information in the prospectus for the Lincoln Benefit Life Variable Annuity Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


Not all Contracts may be available in all states. Please check with your Financial Advisor for details. This Statement of Additional Information does not constitute an offer of any Contract in such cases.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to both Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.



                                TABLE OF CONTENTS




Additions, Deletions or Substitutions of Investments
The Contracts
Calculation of Accumulation Unit Values
Net Investment Factor
Calculation of Variable Income Payments
General Matters
Experts
Financial Statements
Accumulation Unit Values





ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------


We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract, as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.


THE CONTRACTS
--------------------------------------------------------------------------------

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

DISTRIBUTION

In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Contracts. To contribute to the promotion and marketing of the Contracts, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.

The general types of payments that we make are:

o Percentage Payments based upon Contract Value. This type of payment is a percentage payment that is based upon the total Contract Value of all Contracts that were sold through the firm.

o Percentage Payments based upon Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Contracts sold through the firm.

o Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Contracts sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.

To the extent permitted by NASD rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation.

We are aware that the following firms received payment more than $5,000 under one or more of these types of arrangements during the last calendar year or are expected to receive such payment during the current calendar year. Some payments may support the sale of all Lincoln Benefit products offered through the firm which could include fixed annuities as well as life insurance products.

We do not offer the arrangements to all firms, and the terms of the arrangements may differ among firms. While all firms appearing below received payments under one or more of the general types listed above, payments are determined on a firm by firm basis. In fact, a listed firm may not request or accept certain types of payments listed above. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

NAME OF FIRM:

Centaurus Financial, Inc.
Associated Financial Group, LLC
Associated Securities Corporation
C F D Investments, Inc
Cambridge Investment Research, Inc.
First Financial Planners, Inc.
First Tennessee Brokerage, Inc.
Legacy Financial Solutions, Inc.
National Planning Holdings
Securities Service Network, Inc.
SFA Insurance Services Inc
Terra Securities Corporation
Valmark Securities, Inc.


PURCHASE OF CONTRACTS

ALFS, Inc. ("ALFS") is the principal underwriter and distributor of the Contracts. ALFS is an affiliate of Lincoln Benefit. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts but we reserve the right to do so at any time.

TAX -FREE EXCHANGES

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES
-------------------------------------------------------------------------------

The value of Accumulation Units will change each Valuation Period according to the investment performance of the shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that for the current Valuation Period.

NET INVESTMENT FACTOR
-------------------------------------------------------------------------------

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

     (1) the net asset value per share of the underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

     (2) the per share amount of any dividend or capital gain distributions made by the underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation
Period; and

(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS
--------------------------------------------------------------------------------

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the shares held by each of the Variable Sub-Accounts.

These do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of these.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.


TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS
--------------------------------------------------------------------------------

The financial statements of Lincoln Benefit Life Company as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, and the related financial statement schedules included in this Statement of Additional Information and incorporated by reference in this prospectus from the Lincoln Benefit Life Company Annual Report on Form 10-K for the year ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included and incorporated by reference herein and have been so included and incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Lincoln Benefit Life Variable Annuity Account as of December 31, 2006 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of the Variable Account, which are comprised of the financial statements of the underlying sub-accounts, as of December 31, 2006, and for each of the periods in the two year period then ended, the financial statements of Lincoln Benefit as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, the related financial statement schedules and the accompanying Reports of Independent Registered Public Accounting Firm appear in the pages that follow. The financial statements of the Variable Account, which are comprised of the financial statements of the underlying sub-accounts, do not reflect any assets attributable to the Contract, because they were not offered during the period shown. The financial statements and financial statement schedules of Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Contracts.











                                                      Accumulation Unit Values(1)
                                                   LBL Consultant Solutions Classic
                           with EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the
Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on
April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service
Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account
which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class
I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.691    $11.057
Accumulation Unit Value Ending                                                                 $10.691     $11.057    $12.252
Number of Units Outstanding at End of Year                                                       2,941       3,494      3,214

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.251    $10.919
Accumulation Unit Value Ending                                                                 $10.251     $10.919    $11.361
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.759
Number of Units Outstanding at End of Year                                                          --          --          0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.933    $11.505
Accumulation Unit Value Ending                                                                 $10.933     $11.505    $12.527
Number of Units Outstanding at End of Year                                                           0       5,375      7,260

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.051    $11.016
Accumulation Unit Value Ending                                                                 $10.051     $11.016    $11.337
Number of Units Outstanding at End of Year                                                           0         546        582

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.167    $11.387
Accumulation Unit Value Ending                                                                 $10.167     $11.387    $13.289
Number of Units Outstanding at End of Year                                                         489         457        251

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.574    $11.363
Accumulation Unit Value Ending                                                                 $10.574     $11.363    $12.250
Number of Units Outstanding at End of Year                                                         480       2,158      1,917

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.165    $10.349
Accumulation Unit Value Ending                                                                 $10.165     $10.349    $10.878
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.332    $12.968
Accumulation Unit Value Ending                                                                 $11.332     $12.968    $14.176
Number of Units Outstanding at End of Year                                                           0       4,671      8,263

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.785    $11.170
Accumulation Unit Value Ending                                                                 $10.785     $11.170    $13.143
Number of Units Outstanding at End of Year                                                           0         160        154

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.759    $10.101
Accumulation Unit Value Ending                                                                  $9.759     $10.101    $10.561
Number of Units Outstanding at End of Year                                                           0         130        129

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.614    $10.887
Accumulation Unit Value Ending                                                                 $10.614     $10.887    $12.330
Number of Units Outstanding at End of Year                                                           0       4,618      7,027

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.163    $10.160
Accumulation Unit Value Ending                                                                 $10.163     $10.160    $10.380
Number of Units Outstanding at End of Year                                                           0       2,708      3,061

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.915     $9.997
Accumulation Unit Value Ending                                                                  $9.915      $9.997    $10.261
Number of Units Outstanding at End of Year                                                           0       7,896      8,120

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.876    $12.674
Accumulation Unit Value Ending                                                                 $10.876     $12.674    $14.643
Number of Units Outstanding at End of Year                                                           0          37         37

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.571    $11.165
Accumulation Unit Value Ending                                                                 $10.571     $11.165    $12.094
Number of Units Outstanding at End of Year                                                           0       1,752      3,160

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.259    $11.735
Accumulation Unit Value Ending                                                                 $11.259     $11.735    $13.592
Number of Units Outstanding at End of Year                                                           0           0        137

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.432    $12.624
Accumulation Unit Value Ending                                                                 $11.432     $12.624    $13.514
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.245    $12.136
Accumulation Unit Value Ending                                                                 $11.245     $12.136    $13.700
Number of Units Outstanding at End of Year                                                           0       5,083      6,900

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.281    $12.275
Accumulation Unit Value Ending                                                                 $11.281     $12.275    $13.340
Number of Units Outstanding at End of Year                                                         440         426        252

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.933
Accumulation Unit Value Ending                                                                      --     $10.933    $13.071
Number of Units Outstanding at End of Year                                                          --           0        146

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.272    $10.452
Accumulation Unit Value Ending                                                                 $10.272     $10.452    $12.087
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.816    $10.987
Accumulation Unit Value Ending                                                                 $10.816     $10.987    $11.894
Number of Units Outstanding at End of Year                                                       2,332       5,565      5,516

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.368    $10.776
Accumulation Unit Value Ending                                                                 $10.368     $10.776    $12.448
Number of Units Outstanding at End of Year                                                           0           0          0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.598    $10.610
Accumulation Unit Value Ending                                                                 $10.598     $10.610    $11.449
Number of Units Outstanding at End of Year                                                           0         127        287

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.418    $10.653
Accumulation Unit Value Ending                                                                 $10.418     $10.653    $11.214
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.755    $11.292
Accumulation Unit Value Ending                                                                 $10.755     $11.292    $12.484
Number of Units Outstanding at End of Year                                                       2,449       2,901      2,626

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.894    $10.195
Accumulation Unit Value Ending                                                                  $9.894     $10.195    $11.295
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.729    $10.799
Accumulation Unit Value Ending                                                                 $10.729     $10.799    $11.826
Number of Units Outstanding at End of Year                                                       1,196       1,685      1,550

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.118    $11.613
Accumulation Unit Value Ending                                                                 $11.118     $11.613    $13.729
Number of Units Outstanding at End of Year                                                           0         180        180

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.679
Accumulation Unit Value Ending                                                                      --     $11.679    $11.767
Number of Units Outstanding at End of Year                                                          --           0          0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.333    $12.681
Accumulation Unit Value Ending                                                                 $11.333     $12.681    $14.601
Number of Units Outstanding at End of Year                                                       1,200       1,513      1,378

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.266    $12.127
Accumulation Unit Value Ending                                                                 $11.266     $12.127    $13.641
Number of Units Outstanding at End of Year                                                         445         928        727

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.329    $10.655
Accumulation Unit Value Ending                                                                 $10.329     $10.655    $10.682
Number of Units Outstanding at End of Year                                                           0       1,046      1,117

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.908     $9.989
Accumulation Unit Value Ending                                                                  $9.908      $9.989    $10.253
Number of Units Outstanding at End of Year                                                           0         290        474

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.542    $10.558
Accumulation Unit Value Ending                                                                 $10.542     $10.558    $10.432
Number of Units Outstanding at End of Year                                                           0         510        552

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.231    $10.282
Accumulation Unit Value Ending                                                                 $10.231     $10.282    $10.476
Number of Units Outstanding at End of Year                                                       2,885       6,564      6,271

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.765    $10.850
Accumulation Unit Value Ending                                                                 $10.765     $10.850    $11.794
Number of Units Outstanding at End of Year                                                         458       2,698      3,829

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.172    $10.464
Accumulation Unit Value Ending                                                                 $11.172     $10.464    $11.433
Number of Units Outstanding at End of Year                                                         449         506        297

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.545    $11.764
Accumulation Unit Value Ending                                                                 $10.545     $11.764    $12.855
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.437    $10.816
Accumulation Unit Value Ending                                                                 $10.437     $10.816    $11.601
Number of Units Outstanding at End of Year                                                           0         576        577

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.050    $11.241
Accumulation Unit Value Ending                                                                 $11.050     $11.241    $13.085
Number of Units Outstanding at End of Year                                                           0         555        545

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.867     $9.700
Accumulation Unit Value Ending                                                                  $9.867      $9.700    $10.340
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.044    $15.597
Accumulation Unit Value Ending                                                                 $12.044     $15.597    $21.344
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.392    $18.439
Accumulation Unit Value Ending                                                                 $12.392     $18.439    $22.520
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.055    $12.051
Accumulation Unit Value Ending                                                                 $11.055     $12.051    $12.405
Number of Units Outstanding at End of Year                                                         452         429        265

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.136    $10.269
Accumulation Unit Value Ending                                                                 $10.136     $10.269    $10.388
Number of Units Outstanding at End of Year                                                           0       2,303      4,008

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.027    $11.869
Accumulation Unit Value Ending                                                                 $11.027     $11.869    $13.504
Number of Units Outstanding at End of Year                                                         455         679        483

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.330    $11.703
Accumulation Unit Value Ending                                                                 $10.330     $11.703    $11.919
Number of Units Outstanding at End of Year                                                           0          80         86

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.788    $14.647
Accumulation Unit Value Ending                                                                 $12.788     $14.647    $19.782
Number of Units Outstanding at End of Year                                                           0       3,002      3,080




(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.









                                                      Accumulation Unit Values(1)
                                                   LBL Consultant Solutions Classic
                           with EBP (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the
Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on
April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service
Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account
which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class
I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.676    $11.025
Accumulation Unit Value Ending                                                                 $10.676     $11.025    $12.197
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.236    $10.887
Accumulation Unit Value Ending                                                                 $10.236     $10.887    $11.311
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.748
Number of Units Outstanding at End of Year                                                          --          --          0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.918    $11.472
Accumulation Unit Value Ending                                                                 $10.918     $11.472    $12.471
Number of Units Outstanding at End of Year                                                           0         908      1,223

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.037    $10.984
Accumulation Unit Value Ending                                                                 $10.037     $10.984    $11.287
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.153    $11.353
Accumulation Unit Value Ending                                                                 $10.153     $11.353    $13.230
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.559    $11.330
Accumulation Unit Value Ending                                                                 $10.559     $11.330    $12.196
Number of Units Outstanding at End of Year                                                           0         560        560

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.151    $10.319
Accumulation Unit Value Ending                                                                 $10.151     $10.319    $10.829
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.316    $12.930
Accumulation Unit Value Ending                                                                 $11.316     $12.930    $14.113
Number of Units Outstanding at End of Year                                                           0       1,012      2,092

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.770    $11.138
Accumulation Unit Value Ending                                                                 $10.770     $11.138    $13.084
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.745    $10.071
Accumulation Unit Value Ending                                                                  $9.745     $10.071    $10.514
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.599    $10.855
Accumulation Unit Value Ending                                                                 $10.599     $10.855    $12.275
Number of Units Outstanding at End of Year                                                           0         960        932

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.149    $10.130
Accumulation Unit Value Ending                                                                 $10.149     $10.130    $10.334
Number of Units Outstanding at End of Year                                                           0         514        923

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.901     $9.968
Accumulation Unit Value Ending                                                                  $9.901      $9.968    $10.215
Number of Units Outstanding at End of Year                                                           0       2,346      3,989

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.861    $12.637
Accumulation Unit Value Ending                                                                 $10.861     $12.637    $14.579
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.556    $11.133
Accumulation Unit Value Ending                                                                 $10.556     $11.133    $12.041
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.244    $11.701
Accumulation Unit Value Ending                                                                 $11.244     $11.701    $13.532
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.417    $12.587
Accumulation Unit Value Ending                                                                 $11.417     $12.587    $13.454
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.230    $12.101
Accumulation Unit Value Ending                                                                 $11.230     $12.101    $13.639
Number of Units Outstanding at End of Year                                                           0         861      1,119

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.266    $12.240
Accumulation Unit Value Ending                                                                 $11.266     $12.240    $13.281
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.921
Accumulation Unit Value Ending                                                                      --     $10.921    $13.038
Number of Units Outstanding at End of Year                                                          --           0          0

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.258    $10.422
Accumulation Unit Value Ending                                                                 $10.258     $10.422    $12.033
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.801    $10.955
Accumulation Unit Value Ending                                                                 $10.801     $10.955    $11.841
Number of Units Outstanding at End of Year                                                           0       1,975      2,642

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.354    $10.745
Accumulation Unit Value Ending                                                                 $10.354     $10.745    $12.393
Number of Units Outstanding at End of Year                                                           0           0          0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.583    $10.579
Accumulation Unit Value Ending                                                                 $10.583     $10.579    $11.398
Number of Units Outstanding at End of Year                                                           0           0        334

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.404    $10.622
Accumulation Unit Value Ending                                                                 $10.404     $10.622    $11.165
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.740    $11.259
Accumulation Unit Value Ending                                                                 $10.740     $11.259    $12.429
Number of Units Outstanding at End of Year                                                           0           0          0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.880    $10.165
Accumulation Unit Value Ending                                                                  $9.880     $10.165    $11.245
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.714    $10.767
Accumulation Unit Value Ending                                                                 $10.714     $10.767    $11.773
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.103    $11.579
Accumulation Unit Value Ending                                                                 $11.103     $11.579    $13.668
Number of Units Outstanding at End of Year                                                           0       1,053      1,053

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.667
Accumulation Unit Value Ending                                                                      --     $11.667    $11.737
Number of Units Outstanding at End of Year                                                          --           0          0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.317    $12.644
Accumulation Unit Value Ending                                                                 $11.317     $12.644    $14.536
Number of Units Outstanding at End of Year                                                           0         523        523

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.250    $12.091
Accumulation Unit Value Ending                                                                 $11.250     $12.091    $13.580
Number of Units Outstanding at End of Year                                                           0         528        528

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.315    $10.624
Accumulation Unit Value Ending                                                                 $10.315     $10.624    $10.635
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.895     $9.960
Accumulation Unit Value Ending                                                                  $9.895      $9.960    $10.207
Number of Units Outstanding at End of Year                                                           0         358        355

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.528    $10.528
Accumulation Unit Value Ending                                                                 $10.528     $10.528    $10.385
Number of Units Outstanding at End of Year                                                           0         478        478

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.216    $10.252
Accumulation Unit Value Ending                                                                 $10.216     $10.252    $10.429
Number of Units Outstanding at End of Year                                                           0       2,375      2,781

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.754    $10.822
Accumulation Unit Value Ending                                                                 $10.754     $10.822    $11.746
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.156    $10.433
Accumulation Unit Value Ending                                                                 $11.156     $10.433    $11.382
Number of Units Outstanding at End of Year                                                           0           0          0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.530    $11.730
Accumulation Unit Value Ending                                                                 $10.530     $11.730    $12.798
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.422    $10.785
Accumulation Unit Value Ending                                                                 $10.422     $10.785    $11.550
Number of Units Outstanding at End of Year                                                           0       2,248      2,248

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.034    $11.208
Accumulation Unit Value Ending                                                                 $11.034     $11.208    $13.026
Number of Units Outstanding at End of Year                                                           0       1,617      1,617

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.853     $9.672
Accumulation Unit Value Ending                                                                  $9.853      $9.672    $10.294
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.027    $15.552
Accumulation Unit Value Ending                                                                 $12.027     $15.552    $21.250
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.375    $18.385
Accumulation Unit Value Ending                                                                 $12.375     $18.385    $22.421
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.040    $12.016
Accumulation Unit Value Ending                                                                 $11.040     $12.016    $12.350
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.122    $10.239
Accumulation Unit Value Ending                                                                 $10.122     $10.239    $10.342
Number of Units Outstanding at End of Year                                                           0       1,017      1,475

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.011    $11.835
Accumulation Unit Value Ending                                                                 $11.011     $11.835    $13.445
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.316    $11.669
Accumulation Unit Value Ending                                                                 $10.316     $11.669    $11.866
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.770    $14.604
Accumulation Unit Value Ending                                                                 $12.770     $14.604    $19.695
Number of Units Outstanding at End of Year                                                           0       1,070      1,646



(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.








                                                      Accumulation Unit Values(1)
                                                   LBL Consultant Solutions Classic
                                 with EBP (Annual Increase) (& with/without SPB and with/without ABR)

* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the
Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on
April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service
Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account
which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class
I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.



                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.715    $11.111
Accumulation Unit Value Ending                                                                 $10.715     $11.111    $12.343
Number of Units Outstanding at End of Year                                                      11,993      22,138     25,503

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.274    $10.972
Accumulation Unit Value Ending                                                                 $10.274     $10.972    $11.445
Number of Units Outstanding at End of Year                                                       5,130       4,105      7,474

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.778
Number of Units Outstanding at End of Year                                                          --          --     18,935

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.958    $11.561
Accumulation Unit Value Ending                                                                 $10.958     $11.561    $12.620
Number of Units Outstanding at End of Year                                                      10,913      14,852     21,955

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.075    $11.070
Accumulation Unit Value Ending                                                                 $10.075     $11.070    $11.421
Number of Units Outstanding at End of Year                                                       4,621       7,187     19,477

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.191    $11.442
Accumulation Unit Value Ending                                                                 $10.191     $11.442    $13.387
Number of Units Outstanding at End of Year                                                       2,198       1,303      6,872

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.598    $11.418
Accumulation Unit Value Ending                                                                 $10.598     $11.418    $12.341
Number of Units Outstanding at End of Year                                                       9,312      18,835     29,405

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.188    $10.400
Accumulation Unit Value Ending                                                                 $10.188     $10.400    $10.958
Number of Units Outstanding at End of Year                                                       6,082      11,616     22,682

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.358    $13.031
Accumulation Unit Value Ending                                                                 $11.358     $13.031    $14.281
Number of Units Outstanding at End of Year                                                      17,686      34,790     59,884

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.810    $11.225
Accumulation Unit Value Ending                                                                 $10.810     $11.225    $13.240
Number of Units Outstanding at End of Year                                                       9,973      19,113     32,735

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.782    $10.150
Accumulation Unit Value Ending                                                                  $9.782     $10.150    $10.639
Number of Units Outstanding at End of Year                                                       8,431      15,133     12,757

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.639    $10.940
Accumulation Unit Value Ending                                                                 $10.639     $10.940    $12.421
Number of Units Outstanding at End of Year                                                      19,374      38,956     47,101

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.187    $10.209
Accumulation Unit Value Ending                                                                 $10.187     $10.209    $10.457
Number of Units Outstanding at End of Year                                                      17,114      27,560     57,716

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.938    $10.045
Accumulation Unit Value Ending                                                                  $9.938     $10.045    $10.337
Number of Units Outstanding at End of Year                                                      51,691      74,632    192,128

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.901    $12.735
Accumulation Unit Value Ending                                                                 $10.901     $12.735    $14.752
Number of Units Outstanding at End of Year                                                       7,523      18,182     45,465

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.595    $11.219
Accumulation Unit Value Ending                                                                 $10.595     $11.219    $12.184
Number of Units Outstanding at End of Year                                                       5,967      12,870     13,649

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.286    $11.792
Accumulation Unit Value Ending                                                                 $11.286     $11.792    $13.693
Number of Units Outstanding at End of Year                                                       3,249       5,668      7,470

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.459    $12.686
Accumulation Unit Value Ending                                                                 $11.459     $12.686    $13.614
Number of Units Outstanding at End of Year                                                         100       2,014      5,844

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.271    $12.195
Accumulation Unit Value Ending                                                                 $11.271     $12.195    $13.801
Number of Units Outstanding at End of Year                                                      14,791      25,761     38,409

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.307    $12.335
Accumulation Unit Value Ending                                                                 $11.307     $12.335    $13.439
Number of Units Outstanding at End of Year                                                       1,136       1,544      1,462

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.951
Accumulation Unit Value Ending                                                                      --     $10.951    $13.127
Number of Units Outstanding at End of Year                                                          --       4,643     16,354

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.296    $10.503
Accumulation Unit Value Ending                                                                 $10.296     $10.503    $12.177
Number of Units Outstanding at End of Year                                                       2,231       2,460        763

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.841    $11.041
Accumulation Unit Value Ending                                                                 $10.841     $11.041    $11.982
Number of Units Outstanding at End of Year                                                      16,887      31,570     62,665

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.392    $10.828
Accumulation Unit Value Ending                                                                 $10.392     $10.828    $12.541
Number of Units Outstanding at End of Year                                                       2,105      14,773     15,598

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.622    $10.662
Accumulation Unit Value Ending                                                                 $10.622     $10.662    $11.534
Number of Units Outstanding at End of Year                                                      10,951      13,496     17,658

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.442    $10.705
Accumulation Unit Value Ending                                                                 $10.442     $10.705    $11.298
Number of Units Outstanding at End of Year                                                     $794.00      16,256     32,341

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.780    $11.347
Accumulation Unit Value Ending                                                                 $10.780     $11.347    $12.577
Number of Units Outstanding at End of Year                                                       7,487      15,204     13,926

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.917    $10.245
Accumulation Unit Value Ending                                                                  $9.917     $10.245    $11.379
Number of Units Outstanding at End of Year                                                       4,325      16,617     23,687

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.753    $10.851
Accumulation Unit Value Ending                                                                 $10.753     $10.851    $11.913
Number of Units Outstanding at End of Year                                                      18,550      33,933     34,252

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.144    $11.669
Accumulation Unit Value Ending                                                                 $11.144     $11.669    $13.831
Number of Units Outstanding at End of Year                                                       4,475       5,600      9,205

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.699
Accumulation Unit Value Ending                                                                      --     $11.699    $11.817
Number of Units Outstanding at End of Year                                                          --      12,836     22,088

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.359    $12.743
Accumulation Unit Value Ending                                                                 $11.359     $12.743    $14.709
Number of Units Outstanding at End of Year                                                      14,763      23,017     29,712

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.292    $12.185
Accumulation Unit Value Ending                                                                 $11.292     $12.185    $13.742
Number of Units Outstanding at End of Year                                                      16,824      38,099     53,251

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.353    $10.707
Accumulation Unit Value Ending                                                                 $10.353     $10.707    $10.761
Number of Units Outstanding at End of Year                                                       9,061      34,317     51,188

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.931    $10.038
Accumulation Unit Value Ending                                                                  $9.931     $10.038    $10.329
Number of Units Outstanding at End of Year                                                      15,877      26,647     31,447

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.567    $10.610
Accumulation Unit Value Ending                                                                 $10.567     $10.610    $10.509
Number of Units Outstanding at End of Year                                                      18,991      34,286     51,726

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.254    $10.332
Accumulation Unit Value Ending                                                                 $10.254     $10.332    $10.554
Number of Units Outstanding at End of Year                                                      29,314      64,239    101,181

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.783    $10.896
Accumulation Unit Value Ending                                                                 $10.783     $10.896    $11.874
Number of Units Outstanding at End of Year                                                       2,849       3,177      5,784

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.198    $10.515
Accumulation Unit Value Ending                                                                 $11.198     $10.515    $11.518
Number of Units Outstanding at End of Year                                                       1,870      19,288     15,921

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.570    $11.821
Accumulation Unit Value Ending                                                                 $10.570     $11.821    $12.950
Number of Units Outstanding at End of Year                                                           0         311      4,899

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.461    $10.869
Accumulation Unit Value Ending                                                                 $10.461     $10.869    $11.687
Number of Units Outstanding at End of Year                                                       3,953      50,707     76,862

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.075    $11.296
Accumulation Unit Value Ending                                                                 $11.075     $11.296    $13.182
Number of Units Outstanding at End of Year                                                      34,858      65,614     88,872

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.890     $9.747
Accumulation Unit Value Ending                                                                  $9.890      $9.747    $10.416
Number of Units Outstanding at End of Year                                                          92         941      1,477

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.072    $15.673
Accumulation Unit Value Ending                                                                 $12.072     $15.673    $21.503
Number of Units Outstanding at End of Year                                                       1,949       4,907     17,362

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.421    $18.529
Accumulation Unit Value Ending                                                                 $12.421     $18.529    $22.687
Number of Units Outstanding at End of Year                                                       3,871      12,647      7,618

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.081    $12.110
Accumulation Unit Value Ending                                                                 $11.081     $12.110    $12.497
Number of Units Outstanding at End of Year                                                       1,289       1,749      2,402

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.159    $10.319
Accumulation Unit Value Ending                                                                 $10.159     $10.319    $10.465
Number of Units Outstanding at End of Year                                                       9,093      11,040     18,003

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.052    $11.927
Accumulation Unit Value Ending                                                                 $11.052     $11.927    $13.605
Number of Units Outstanding at End of Year                                                      14,677      35,211     46,567

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.354    $11.760
Accumulation Unit Value Ending                                                                 $10.354     $11.760    $12.008
Number of Units Outstanding at End of Year                                                       1,230      10,581     11,949

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.817    $14.718
Accumulation Unit Value Ending                                                                 $12.817     $14.718    $19.929
Number of Units Outstanding at End of Year                                                      38,247      53,066     42,908



(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.











                                                      Accumulation Unit Values(1)
                                                   LBL Consultant Solutions Classic
                                       with EEDB 0-70 (& with/without SPB and with/without ABR)

* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the
Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on
April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service
Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account
which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class
I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.720    $11.122
Accumulation Unit Value Ending                                                                 $10.720     $11.122    $12.361
Number of Units Outstanding at End of Year                                                       2,627       5,172      4,963

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.279    $10.983
Accumulation Unit Value Ending                                                                 $10.279     $10.983    $11.462
Number of Units Outstanding at End of Year                                                          21         209        216

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.782
Number of Units Outstanding at End of Year                                                          --          --        165

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.963    $11.572
Accumulation Unit Value Ending                                                                 $10.963     $11.572    $12.638
Number of Units Outstanding at End of Year                                                         939       1,041      1,108

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.079    $11.081
Accumulation Unit Value Ending                                                                 $10.079     $11.081    $11.438
Number of Units Outstanding at End of Year                                                         304       2,176      3,616

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.196    $11.453
Accumulation Unit Value Ending                                                                 $10.196     $11.453    $13.407
Number of Units Outstanding at End of Year                                                       1,167       1,270      3,612

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.603    $11.430
Accumulation Unit Value Ending                                                                 $10.603     $11.430    $12.359
Number of Units Outstanding at End of Year                                                       1,708       3,562      4,250

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.193    $10.410
Accumulation Unit Value Ending                                                                 $10.193     $10.410    $10.975
Number of Units Outstanding at End of Year                                                         188       3,031      6,107

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.363    $13.043
Accumulation Unit Value Ending                                                                 $11.363     $13.043    $14.302
Number of Units Outstanding at End of Year                                                       8,074      10,537     12,496

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.815    $11.236
Accumulation Unit Value Ending                                                                 $10.815     $11.236    $13.260
Number of Units Outstanding at End of Year                                                       2,649       4,351      6,752

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.786    $10.160
Accumulation Unit Value Ending                                                                  $9.786     $10.160    $10.655
Number of Units Outstanding at End of Year                                                       6,471       9,191      9,936

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.643    $10.951
Accumulation Unit Value Ending                                                                 $10.643     $10.951    $12.440
Number of Units Outstanding at End of Year                                                      12,272      21,913     29,532

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.192    $10.219
Accumulation Unit Value Ending                                                                 $10.192     $10.219    $10.472
Number of Units Outstanding at End of Year                                                         750       1,813      2,574

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.942    $10.055
Accumulation Unit Value Ending                                                                  $9.942     $10.055    $10.352
Number of Units Outstanding at End of Year                                                       7,781      11,390     14,574

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.906    $12.748
Accumulation Unit Value Ending                                                                 $10.906     $12.748    $14.774
Number of Units Outstanding at End of Year                                                       7,152       8,446     12,551

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.600    $11.230
Accumulation Unit Value Ending                                                                 $10.600     $11.230    $12.202
Number of Units Outstanding at End of Year                                                         402       2,045      2,158

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.291    $11.804
Accumulation Unit Value Ending                                                                 $11.291     $11.804    $13.713
Number of Units Outstanding at End of Year                                                         663         886      3,402

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.464    $12.698
Accumulation Unit Value Ending                                                                 $11.464     $12.698    $13.634
Number of Units Outstanding at End of Year                                                           4         665        714

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.277    $12.207
Accumulation Unit Value Ending                                                                 $11.277     $12.207    $13.822
Number of Units Outstanding at End of Year                                                         764       2,337      4,636

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.313    $12.347
Accumulation Unit Value Ending                                                                 $11.313     $12.347    $13.458
Number of Units Outstanding at End of Year                                                       1,741       2,379      2,427

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.955
Accumulation Unit Value Ending                                                                      --     $10.955    $13.138
Number of Units Outstanding at End of Year                                                          --           0        604

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.300    $10.513
Accumulation Unit Value Ending                                                                 $10.300     $10.513    $12.195
Number of Units Outstanding at End of Year                                                         396         416        447

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.846    $11.051
Accumulation Unit Value Ending                                                                 $10.846     $11.051    $12.000
Number of Units Outstanding at End of Year                                                       7,549      10,603     11,830

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.397    $10.839
Accumulation Unit Value Ending                                                                 $10.397     $10.839    $12.559
Number of Units Outstanding at End of Year                                                       5,320       4,728      5,236

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.627    $10.672
Accumulation Unit Value Ending                                                                 $10.627     $10.672    $11.551
Number of Units Outstanding at End of Year                                                         769       2,734      4,681

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.447    $10.715
Accumulation Unit Value Ending                                                                 $10.447     $10.715    $11.314
Number of Units Outstanding at End of Year                                                       3,196       5,459      9,544

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.785    $11.358
Accumulation Unit Value Ending                                                                 $10.785     $11.358    $12.595
Number of Units Outstanding at End of Year                                                       6,192       9,902     13,667

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.922    $10.255
Accumulation Unit Value Ending                                                                  $9.922     $10.255    $11.396
Number of Units Outstanding at End of Year                                                       1,335       1,523      2,717

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.758    $10.862
Accumulation Unit Value Ending                                                                 $10.758     $10.862    $11.931
Number of Units Outstanding at End of Year                                                         659       3,475      5,222

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.149    $11.681
Accumulation Unit Value Ending                                                                 $11.149     $11.681    $13.851
Number of Units Outstanding at End of Year                                                       3,814       7,154      8,948

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.703
Accumulation Unit Value Ending                                                                      --     $11.703    $11.827
Number of Units Outstanding at End of Year                                                          --           0          0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.364    $12.755
Accumulation Unit Value Ending                                                                 $11.364     $12.755    $14.731
Number of Units Outstanding at End of Year                                                          65       2,870      7,163

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.297    $12.197
Accumulation Unit Value Ending                                                                 $11.297     $12.197    $13.762
Number of Units Outstanding at End of Year                                                       1,426       8,705     15,524

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.358    $10.717
Accumulation Unit Value Ending                                                                 $10.358     $10.717    $10.777
Number of Units Outstanding at End of Year                                                       6,420      10,445     11,266

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.936    $10.048
Accumulation Unit Value Ending                                                                  $9.936     $10.048    $10.344
Number of Units Outstanding at End of Year                                                       1,252       5,385      5,938

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.572    $10.620
Accumulation Unit Value Ending                                                                 $10.572     $10.620    $10.524
Number of Units Outstanding at End of Year                                                      21,181      17,716     17,533

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.259    $10.342
Accumulation Unit Value Ending                                                                 $10.259     $10.342    $10.569
Number of Units Outstanding at End of Year                                                      10,981      10,630     11,430

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.787    $10.905
Accumulation Unit Value Ending                                                                 $10.787     $10.905    $11.890
Number of Units Outstanding at End of Year                                                          13          12         12

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.203    $10.525
Accumulation Unit Value Ending                                                                 $11.203     $10.525    $11.535
Number of Units Outstanding at End of Year                                                       6,809       6,275      6,179

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.574    $11.832
Accumulation Unit Value Ending                                                                 $10.574     $11.832    $12.969
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.466    $10.879
Accumulation Unit Value Ending                                                                 $10.466     $10.879    $11.705
Number of Units Outstanding at End of Year                                                       1,281       2,330      4,918

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.080    $11.307
Accumulation Unit Value Ending                                                                 $11.080     $11.307    $13.201
Number of Units Outstanding at End of Year                                                       1,696       4,851     10,150

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.895     $9.756
Accumulation Unit Value Ending                                                                  $9.895      $9.756    $10.432
Number of Units Outstanding at End of Year                                                           0           0         42

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.078    $15.688
Accumulation Unit Value Ending                                                                 $12.078     $15.688    $21.534
Number of Units Outstanding at End of Year                                                         353         704      4,213

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.426    $18.547
Accumulation Unit Value Ending                                                                 $12.426     $18.547    $22.721
Number of Units Outstanding at End of Year                                                          59         928      6,430

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.086    $12.121
Accumulation Unit Value Ending                                                                 $11.086     $12.121    $12.515
Number of Units Outstanding at End of Year                                                       1,412       1,462      1,781

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.164    $10.329
Accumulation Unit Value Ending                                                                 $10.164     $10.329    $10.480
Number of Units Outstanding at End of Year                                                       1,727         685      1,135

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.057    $11.939
Accumulation Unit Value Ending                                                                 $11.057     $11.939    $13.625
Number of Units Outstanding at End of Year                                                         362       4,402      9,234

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.359    $11.772
Accumulation Unit Value Ending                                                                 $10.359     $11.772    $12.025
Number of Units Outstanding at End of Year                                                         760       1,285      1,271

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.823    $14.732
Accumulation Unit Value Ending                                                                 $12.823     $14.732    $19.958
Number of Units Outstanding at End of Year                                                       6,991      11,129     19,390



(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.










                                                      Accumulation Unit Values(1)
                                                   LBL Consultant Solutions Classic
                                       with EEDB 71-79 (& with/without SPB and with/without ABR)

* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the
Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on
April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service
Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account
which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class
I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.705    $11.090
Accumulation Unit Value Ending                                                                 $10.705     $11.090    $12.306
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.265    $10.951
Accumulation Unit Value Ending                                                                 $10.265     $10.951    $11.412
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.770
Number of Units Outstanding at End of Year                                                          --          --          0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.948    $11.539
Accumulation Unit Value Ending                                                                 $10.948     $11.539    $12.583
Number of Units Outstanding at End of Year                                                           0       1,673      1,625

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.065    $11.048
Accumulation Unit Value Ending                                                                 $10.065     $11.048    $11.388
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.181    $11.420
Accumulation Unit Value Ending                                                                 $10.181     $11.420    $13.348
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.589    $11.396
Accumulation Unit Value Ending                                                                 $10.589     $11.396    $12.304
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.179    $10.379
Accumulation Unit Value Ending                                                                 $10.179     $10.379    $10.926
Number of Units Outstanding at End of Year                                                         413         719        288

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.347    $13.005
Accumulation Unit Value Ending                                                                 $11.347     $13.005    $14.239
Number of Units Outstanding at End of Year                                                       1,036         982      2,052

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.800    $11.203
Accumulation Unit Value Ending                                                                 $10.800     $11.203    $13.201
Number of Units Outstanding at End of Year                                                           0       3,528      3,115

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.772    $10.130
Accumulation Unit Value Ending                                                                  $9.772     $10.130    $10.608
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.629    $10.919
Accumulation Unit Value Ending                                                                 $10.629     $10.919    $12.385
Number of Units Outstanding at End of Year                                                           0       5,180      2,743

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.178    $10.189
Accumulation Unit Value Ending                                                                 $10.178     $10.189    $10.426
Number of Units Outstanding at End of Year                                                           0       3,154      3,242

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.928    $10.026
Accumulation Unit Value Ending                                                                  $9.928     $10.026    $10.306
Number of Units Outstanding at End of Year                                                       6,756      17,889     18,959

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.891    $12.711
Accumulation Unit Value Ending                                                                 $10.891     $12.711    $14.709
Number of Units Outstanding at End of Year                                                         499         473          0

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.586    $11.198
Accumulation Unit Value Ending                                                                 $10.586     $11.198    $12.148
Number of Units Outstanding at End of Year                                                           0         284        259

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.275    $11.769
Accumulation Unit Value Ending                                                                 $11.275     $11.769    $13.652
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.448    $12.661
Accumulation Unit Value Ending                                                                 $11.448     $12.661    $13.574
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.261    $12.171
Accumulation Unit Value Ending                                                                 $11.261     $12.171    $13.760
Number of Units Outstanding at End of Year                                                       4,467       7,195      7,069

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.297    $12.311
Accumulation Unit Value Ending                                                                 $11.297     $12.311    $13.399
Number of Units Outstanding at End of Year                                                           0       1,568      1,526

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.944
Accumulation Unit Value Ending                                                                      --     $10.944    $13.104
Number of Units Outstanding at End of Year                                                          --           0          0

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.286    $10.482
Accumulation Unit Value Ending                                                                 $10.286     $10.482    $12.141
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.831    $11.019
Accumulation Unit Value Ending                                                                 $10.831     $11.019    $11.947
Number of Units Outstanding at End of Year                                                       7,273      12,655     11,088

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.383    $10.807
Accumulation Unit Value Ending                                                                 $10.383     $10.807    $12.504
Number of Units Outstanding at End of Year                                                           0           0          0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.612    $10.641
Accumulation Unit Value Ending                                                                 $10.612     $10.641    $11.500
Number of Units Outstanding at End of Year                                                           0       2,966      2,800

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.433    $10.684
Accumulation Unit Value Ending                                                                 $10.433     $10.684    $11.264
Number of Units Outstanding at End of Year                                                       $0.00         799        912

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.770    $11.325
Accumulation Unit Value Ending                                                                 $10.770     $11.325    $12.540
Number of Units Outstanding at End of Year                                                           0       1,516      1,729

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.908    $10.225
Accumulation Unit Value Ending                                                                  $9.908     $10.225    $11.345
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.743    $10.830
Accumulation Unit Value Ending                                                                 $10.743     $10.830    $11.878
Number of Units Outstanding at End of Year                                                           0       1,086      1,170

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.134    $11.647
Accumulation Unit Value Ending                                                                 $11.134     $11.647    $13.790
Number of Units Outstanding at End of Year                                                           0         734        838

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.691
Accumulation Unit Value Ending                                                                      --     $11.691    $11.797
Number of Units Outstanding at End of Year                                                          --           0          0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.348    $12.718
Accumulation Unit Value Ending                                                                 $11.348     $12.718    $14.666
Number of Units Outstanding at End of Year                                                           0         417        406

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.282    $12.162
Accumulation Unit Value Ending                                                                 $11.282     $12.162    $13.701
Number of Units Outstanding at End of Year                                                         322         742        434

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.343    $10.686
Accumulation Unit Value Ending                                                                 $10.343     $10.686    $10.730
Number of Units Outstanding at End of Year                                                       1,124       4,873      3,016

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.922    $10.019
Accumulation Unit Value Ending                                                                  $9.922     $10.019    $10.298
Number of Units Outstanding at End of Year                                                           0       1,269        883

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.557    $10.589
Accumulation Unit Value Ending                                                                 $10.557     $10.589    $10.478
Number of Units Outstanding at End of Year                                                       3,398       5,143      3,657

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.245    $10.312
Accumulation Unit Value Ending                                                                 $10.245     $10.312    $10.522
Number of Units Outstanding at End of Year                                                         409       5,393      5,018

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.776    $10.877
Accumulation Unit Value Ending                                                                 $10.776     $10.877    $11.842
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.187    $10.494
Accumulation Unit Value Ending                                                                 $11.187     $10.494    $11.484
Number of Units Outstanding at End of Year                                                         487         462          0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.560    $11.798
Accumulation Unit Value Ending                                                                 $10.560     $11.798    $12.912
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.451    $10.848
Accumulation Unit Value Ending                                                                 $10.451     $10.848    $11.653
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.065    $11.274
Accumulation Unit Value Ending                                                                 $11.065     $11.274    $13.143
Number of Units Outstanding at End of Year                                                       4,546       6,445      6,281

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.881     $9.728
Accumulation Unit Value Ending                                                                  $9.881      $9.728    $10.386
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.061    $15.642
Accumulation Unit Value Ending                                                                 $12.061     $15.642    $21.439
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.409    $18.493
Accumulation Unit Value Ending                                                                 $12.409     $18.493    $22.621
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.071    $12.086
Accumulation Unit Value Ending                                                                 $11.071     $12.086    $12.460
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.150    $10.299
Accumulation Unit Value Ending                                                                 $10.150     $10.299    $10.434
Number of Units Outstanding at End of Year                                                         854       1,140        301

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.042    $11.904
Accumulation Unit Value Ending                                                                 $11.042     $11.904    $13.564
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.345    $11.737
Accumulation Unit Value Ending                                                                 $10.345     $11.737    $11.972
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.805    $14.690
Accumulation Unit Value Ending                                                                 $12.805     $14.690    $19.870
Number of Units Outstanding at End of Year                                                       8,300      11,022      9,270





(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.








                                                      Accumulation Unit Values(1)
                                                   LBL Consultant Solutions Classic
                        with MAV & EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the
Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on
April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service
Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account
which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class
I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.671    $11.014
Accumulation Unit Value Ending                                                                 $10.671     $11.014    $12.179
Number of Units Outstanding at End of Year                                                          28         307        329

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.232    $10.877
Accumulation Unit Value Ending                                                                 $10.232     $10.877    $11.294
Number of Units Outstanding at End of Year                                                           0         116        116

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.745
Number of Units Outstanding at End of Year                                                          --          --        714

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.913    $11.461
Accumulation Unit Value Ending                                                                 $10.913     $11.461    $12.453
Number of Units Outstanding at End of Year                                                           0           0        379

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.033    $10.974
Accumulation Unit Value Ending                                                                 $10.033     $10.974    $11.270
Number of Units Outstanding at End of Year                                                           0           6          8

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.148    $11.342
Accumulation Unit Value Ending                                                                 $10.148     $11.342    $13.210
Number of Units Outstanding at End of Year                                                           0          10         31

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.554    $11.319
Accumulation Unit Value Ending                                                                 $10.554     $11.319    $12.177
Number of Units Outstanding at End of Year                                                           0           9         32

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.146    $10.309
Accumulation Unit Value Ending                                                                 $10.146     $10.309    $10.813
Number of Units Outstanding at End of Year                                                          29          29         30

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.311    $12.917
Accumulation Unit Value Ending                                                                 $11.311     $12.917    $14.092
Number of Units Outstanding at End of Year                                                           0         430        636

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.765    $11.127
Accumulation Unit Value Ending                                                                 $10.765     $11.127    $13.065
Number of Units Outstanding at End of Year                                                          24          25        675

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.741    $10.062
Accumulation Unit Value Ending                                                                  $9.741     $10.062    $10.498
Number of Units Outstanding at End of Year                                                           0         270        518

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.594    $10.845
Accumulation Unit Value Ending                                                                 $10.594     $10.845    $12.257
Number of Units Outstanding at End of Year                                                          43         536      1,666

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.145    $10.120
Accumulation Unit Value Ending                                                                 $10.145     $10.120    $10.318
Number of Units Outstanding at End of Year                                                          35         775      2,841

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.896     $9.958
Accumulation Unit Value Ending                                                                  $9.896      $9.958    $10.200
Number of Units Outstanding at End of Year                                                         121         987      3,316

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.856    $12.625
Accumulation Unit Value Ending                                                                 $10.856     $12.625    $14.557
Number of Units Outstanding at End of Year                                                           0         415      1,880

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.551    $11.122
Accumulation Unit Value Ending                                                                 $10.551     $11.122    $12.023
Number of Units Outstanding at End of Year                                                           0           1          3

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.239    $11.690
Accumulation Unit Value Ending                                                                 $11.239     $11.690    $13.512
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.411    $12.575
Accumulation Unit Value Ending                                                                 $11.411     $12.575    $13.434
Number of Units Outstanding at End of Year                                                           0         228        427

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.225    $12.089
Accumulation Unit Value Ending                                                                 $11.225     $12.089    $13.619
Number of Units Outstanding at End of Year                                                           0         488      1,361

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.260    $12.228
Accumulation Unit Value Ending                                                                 $11.260     $12.228    $13.261
Number of Units Outstanding at End of Year                                                           0         141        185

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.918
Accumulation Unit Value Ending                                                                      --     $10.918    $13.027
Number of Units Outstanding at End of Year                                                          --           0        244

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.253    $10.411
Accumulation Unit Value Ending                                                                 $10.253     $10.411    $12.016
Number of Units Outstanding at End of Year                                                           0           1          1

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.796    $10.944
Accumulation Unit Value Ending                                                                 $10.796     $10.944    $11.824
Number of Units Outstanding at End of Year                                                          60         333      1,989

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.349    $10.734
Accumulation Unit Value Ending                                                                 $10.349     $10.734    $12.375
Number of Units Outstanding at End of Year                                                          29          28         26

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.578    $10.569
Accumulation Unit Value Ending                                                                 $10.578     $10.569    $11.382
Number of Units Outstanding at End of Year                                                           0         111        111

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.399    $10.611
Accumulation Unit Value Ending                                                                 $10.399     $10.611    $11.148
Number of Units Outstanding at End of Year                                                       $0.00         214      1,690

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.735    $11.248
Accumulation Unit Value Ending                                                                 $10.735     $11.248    $12.411
Number of Units Outstanding at End of Year                                                           0           0          0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.876    $10.155
Accumulation Unit Value Ending                                                                  $9.876     $10.155    $11.228
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.709    $10.757
Accumulation Unit Value Ending                                                                 $10.709     $10.757    $11.756
Number of Units Outstanding at End of Year                                                           0         501        529

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.097    $11.568
Accumulation Unit Value Ending                                                                 $11.097     $11.568    $13.648
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.663
Accumulation Unit Value Ending                                                                      --     $11.663    $11.727
Number of Units Outstanding at End of Year                                                          --           0          0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.312    $12.632
Accumulation Unit Value Ending                                                                 $11.312     $12.632    $14.515
Number of Units Outstanding at End of Year                                                           0           1          3

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.245    $12.079
Accumulation Unit Value Ending                                                                 $11.245     $12.079    $13.560
Number of Units Outstanding at End of Year                                                           0          95        503

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.310    $10.614
Accumulation Unit Value Ending                                                                 $10.310     $10.614    $10.619
Number of Units Outstanding at End of Year                                                          35         142      1,171

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.890     $9.951
Accumulation Unit Value Ending                                                                  $9.890      $9.951    $10.192
Number of Units Outstanding at End of Year                                                          13         392        411

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.523    $10.517
Accumulation Unit Value Ending                                                                 $10.523     $10.517    $10.370
Number of Units Outstanding at End of Year                                                          34         501      1,108

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.212    $10.242
Accumulation Unit Value Ending                                                                 $10.212     $10.242    $10.414
Number of Units Outstanding at End of Year                                                          35         583      3,132

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.750    $10.813
Accumulation Unit Value Ending                                                                 $10.750     $10.813    $11.730
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.151    $10.423
Accumulation Unit Value Ending                                                                 $11.151     $10.423    $11.365
Number of Units Outstanding at End of Year                                                           0         123        124

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.526    $11.718
Accumulation Unit Value Ending                                                                 $10.526     $11.718    $12.779
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.417    $10.774
Accumulation Unit Value Ending                                                                 $10.417     $10.774    $11.533
Number of Units Outstanding at End of Year                                                          12         443      2,919

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.029    $11.197
Accumulation Unit Value Ending                                                                 $11.029     $11.197    $13.007
Number of Units Outstanding at End of Year                                                          51         903      2,594

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.849     $9.662
Accumulation Unit Value Ending                                                                  $9.849      $9.662    $10.278
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.022    $15.536
Accumulation Unit Value Ending                                                                 $12.022     $15.536    $21.218
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.369    $18.368
Accumulation Unit Value Ending                                                                 $12.369     $18.368    $22.387
Number of Units Outstanding at End of Year                                                           0           1          2

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.035    $12.004
Accumulation Unit Value Ending                                                                 $11.035     $12.004    $12.331
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.117    $10.229
Accumulation Unit Value Ending                                                                 $10.117     $10.229    $10.326
Number of Units Outstanding at End of Year                                                          59          59         63

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.006    $11.823
Accumulation Unit Value Ending                                                                 $11.006     $11.823    $13.425
Number of Units Outstanding at End of Year                                                          27         425      1,636

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.311    $11.658
Accumulation Unit Value Ending                                                                 $10.311     $11.658    $11.849
Number of Units Outstanding at End of Year                                                           0         114        114

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.764    $14.590
Accumulation Unit Value Ending                                                                 $12.764     $14.590    $19.666
Number of Units Outstanding at End of Year                                                          47         256        280


(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.












                                                      Accumulation Unit Values(1)
                                                   LBL Consultant Solutions Classic
                              with MAV & EBP (Annual Increase) (& with/without SPB and with/without ABR)

* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the
Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on
April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service
Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account
which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class
I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.696    $11.068
Accumulation Unit Value Ending                                                                 $10.696     $11.068    $12.270
Number of Units Outstanding at End of Year                                                       7,112      10,891     11,006

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.255    $10.930
Accumulation Unit Value Ending                                                                 $10.255     $10.930    $11.378
Number of Units Outstanding at End of Year                                                       2,366       2,867      3,561

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.763
Number of Units Outstanding at End of Year                                                          --          --      6,887

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.938    $11.516
Accumulation Unit Value Ending                                                                 $10.938     $11.516    $12.545
Number of Units Outstanding at End of Year                                                       8,499      13,413     13,948

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.056    $11.027
Accumulation Unit Value Ending                                                                 $10.056     $11.027    $11.354
Number of Units Outstanding at End of Year                                                       4,479       6,650      5,034

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.172    $11.398
Accumulation Unit Value Ending                                                                 $10.172     $11.398    $13.309
Number of Units Outstanding at End of Year                                                       1,061       1,201      7,621

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.579    $11.374
Accumulation Unit Value Ending                                                                 $10.579     $11.374    $12.268
Number of Units Outstanding at End of Year                                                       7,263      11,070     10,619

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.170    $10.359
Accumulation Unit Value Ending                                                                 $10.170     $10.359    $10.894
Number of Units Outstanding at End of Year                                                       1,999       2,642      1,979

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.337    $12.980
Accumulation Unit Value Ending                                                                 $11.337     $12.980    $14.197
Number of Units Outstanding at End of Year                                                      16,346      26,954     29,471

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.790    $11.181
Accumulation Unit Value Ending                                                                 $10.790     $11.181    $13.162
Number of Units Outstanding at End of Year                                                       9,412      24,315     26,511

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.763    $10.111
Accumulation Unit Value Ending                                                                  $9.763     $10.111    $10.576
Number of Units Outstanding at End of Year                                                       6,828      11,467     13,328

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.619    $10.898
Accumulation Unit Value Ending                                                                 $10.619     $10.898    $12.348
Number of Units Outstanding at End of Year                                                       6,642      31,767     37,096

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.168    $10.170
Accumulation Unit Value Ending                                                                 $10.168     $10.170    $10.395
Number of Units Outstanding at End of Year                                                       5,838      17,730     18,619

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.919    $10.006
Accumulation Unit Value Ending                                                                  $9.919     $10.006    $10.276
Number of Units Outstanding at End of Year                                                       8,947      26,111     46,146

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.881    $12.686
Accumulation Unit Value Ending                                                                 $10.881     $12.686    $14.665
Number of Units Outstanding at End of Year                                                       5,405      15,443     18,666

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.576    $11.176
Accumulation Unit Value Ending                                                                 $10.576     $11.176    $12.112
Number of Units Outstanding at End of Year                                                       1,847       8,790      8,083

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.265    $11.747
Accumulation Unit Value Ending                                                                 $11.265     $11.747    $13.612
Number of Units Outstanding at End of Year                                                         966       3,764      3,723

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.438    $12.636
Accumulation Unit Value Ending                                                                 $11.438     $12.636    $13.534
Number of Units Outstanding at End of Year                                                         391       3,451      4,951

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.251    $12.148
Accumulation Unit Value Ending                                                                 $11.251     $12.148    $13.720
Number of Units Outstanding at End of Year                                                       4,526      14,237     17,755

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.287    $12.287
Accumulation Unit Value Ending                                                                 $11.287     $12.287    $13.359
Number of Units Outstanding at End of Year                                                       1,254       1,751      1,923

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.936
Accumulation Unit Value Ending                                                                      --     $10.936    $13.082
Number of Units Outstanding at End of Year                                                          --       1,432      2,200

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.277    $10.462
Accumulation Unit Value Ending                                                                 $10.277     $10.462    $12.105
Number of Units Outstanding at End of Year                                                         279         567      1,160

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.821    $10.998
Accumulation Unit Value Ending                                                                 $10.821     $10.998    $11.912
Number of Units Outstanding at End of Year                                                      21,082      27,131     27,881

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.373    $10.786
Accumulation Unit Value Ending                                                                 $10.373     $10.786    $12.467
Number of Units Outstanding at End of Year                                                       1,793       1,767      1,618

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.603    $10.620
Accumulation Unit Value Ending                                                                 $10.603     $10.620    $11.466
Number of Units Outstanding at End of Year                                                       5,313       6,882      6,829

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.423    $10.663
Accumulation Unit Value Ending                                                                 $10.423     $10.663    $11.231
Number of Units Outstanding at End of Year                                                     $752.00      16,397     17,096

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.760    $11.303
Accumulation Unit Value Ending                                                                 $10.760     $11.303    $12.503
Number of Units Outstanding at End of Year                                                           3         762        849

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.899    $10.205
Accumulation Unit Value Ending                                                                  $9.899     $10.205    $11.312
Number of Units Outstanding at End of Year                                                       1,975       5,766      5,979

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.734    $10.809
Accumulation Unit Value Ending                                                                 $10.734     $10.809    $11.843
Number of Units Outstanding at End of Year                                                       6,630      18,067     18,581

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.123    $11.624
Accumulation Unit Value Ending                                                                 $11.123     $11.624    $13.749
Number of Units Outstanding at End of Year                                                       1,252       3,427      4,962

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.683
Accumulation Unit Value Ending                                                                      --     $11.683    $11.777
Number of Units Outstanding at End of Year                                                          --       1,007      1,933

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.338    $12.693
Accumulation Unit Value Ending                                                                 $11.338     $12.693    $14.623
Number of Units Outstanding at End of Year                                                       5,827      16,246     15,106

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.271    $12.138
Accumulation Unit Value Ending                                                                 $11.271     $12.138    $13.661
Number of Units Outstanding at End of Year                                                       2,933      11,461     12,743

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.334    $10.665
Accumulation Unit Value Ending                                                                 $10.334     $10.665    $10.698
Number of Units Outstanding at End of Year                                                       1,649       9,165      9,341

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.913     $9.999
Accumulation Unit Value Ending                                                                  $9.913      $9.999    $10.268
Number of Units Outstanding at End of Year                                                       7,507      14,091     47,729

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.547    $10.569
Accumulation Unit Value Ending                                                                 $10.547     $10.569    $10.447
Number of Units Outstanding at End of Year                                                      24,985      44,824     44,115

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.235    $10.292
Accumulation Unit Value Ending                                                                 $10.235     $10.292    $10.491
Number of Units Outstanding at End of Year                                                      19,432      39,729     44,592

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.768    $10.859
Accumulation Unit Value Ending                                                                 $10.768     $10.859    $11.810
Number of Units Outstanding at End of Year                                                         623         486      1,047

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.177    $10.474
Accumulation Unit Value Ending                                                                 $11.177     $10.474    $11.450
Number of Units Outstanding at End of Year                                                       5,029      12,631      9,914

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.550    $11.775
Accumulation Unit Value Ending                                                                 $10.550     $11.775    $12.874
Number of Units Outstanding at End of Year                                                         977       1,160         53

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.441    $10.827
Accumulation Unit Value Ending                                                                 $10.441     $10.827    $11.618
Number of Units Outstanding at End of Year                                                       3,482      19,342     24,978

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.055    $11.252
Accumulation Unit Value Ending                                                                 $11.055     $11.252    $13.104
Number of Units Outstanding at End of Year                                                      10,111      34,490     34,376

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.872     $9.709
Accumulation Unit Value Ending                                                                  $9.872      $9.709    $10.355
Number of Units Outstanding at End of Year                                                         473       1,111      1,200

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.050    $15.612
Accumulation Unit Value Ending                                                                 $12.050     $15.612    $21.376
Number of Units Outstanding at End of Year                                                         514       1,205      3,116

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.398    $18.457
Accumulation Unit Value Ending                                                                 $12.398     $18.457    $22.554
Number of Units Outstanding at End of Year                                                       1,242       3,166      1,962

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.060    $12.063
Accumulation Unit Value Ending                                                                 $11.060     $12.063    $12.423
Number of Units Outstanding at End of Year                                                       5,158       5,401      5,478

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.140    $10.279
Accumulation Unit Value Ending                                                                 $10.140     $10.279    $10.403
Number of Units Outstanding at End of Year                                                       5,308       6,612      8,806

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.032    $11.881
Accumulation Unit Value Ending                                                                 $11.032     $11.881    $13.524
Number of Units Outstanding at End of Year                                                      19,945      33,271     40,944

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.335    $11.715
Accumulation Unit Value Ending                                                                 $10.335     $11.715    $11.937
Number of Units Outstanding at End of Year                                                      16,466      17,631     17,595

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.794    $14.661
Accumulation Unit Value Ending                                                                 $12.794     $14.661    $19.812
Number of Units Outstanding at End of Year                                                       3,123      17,301     17,485

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.












                                                      Accumulation Unit Values(1)
                                                   LBL Consultant Solutions Classic
                                    with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the
Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on
April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service
Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account
which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class
I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.701    $11.079
Accumulation Unit Value Ending                                                                 $10.701     $11.079    $12.288
Number of Units Outstanding at End of Year                                                      23,469      23,974     14,556

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.260    $10.940
Accumulation Unit Value Ending                                                                 $10.260     $10.940    $11.395
Number of Units Outstanding at End of Year                                                         527       2,311      5,077

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.767
Number of Units Outstanding at End of Year                                                          --          --      2,840

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.943    $11.528
Accumulation Unit Value Ending                                                                 $10.943     $11.528    $12.564
Number of Units Outstanding at End of Year                                                       5,303      16,495     16,850

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.061    $11.038
Accumulation Unit Value Ending                                                                 $10.061     $11.038    $11.371
Number of Units Outstanding at End of Year                                                         101         249        328

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.177    $11.409
Accumulation Unit Value Ending                                                                 $10.177     $11.409    $13.328
Number of Units Outstanding at End of Year                                                           0           0        507

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.584    $11.385
Accumulation Unit Value Ending                                                                 $10.584     $11.385    $12.286
Number of Units Outstanding at End of Year                                                       2,142      10,090     10,435

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.174    $10.369
Accumulation Unit Value Ending                                                                 $10.174     $10.369    $10.910
Number of Units Outstanding at End of Year                                                           0       3,094      3,248

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.342    $12.993
Accumulation Unit Value Ending                                                                 $11.342     $12.993    $14.218
Number of Units Outstanding at End of Year                                                       5,238      15,699     15,968

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.795    $11.192
Accumulation Unit Value Ending                                                                 $10.795     $11.192    $13.182
Number of Units Outstanding at End of Year                                                      27,292      32,085     22,922

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.768    $10.120
Accumulation Unit Value Ending                                                                  $9.768     $10.120    $10.592
Number of Units Outstanding at End of Year                                                       1,488       1,379      1,425

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.624    $10.908
Accumulation Unit Value Ending                                                                 $10.624     $10.908    $12.366
Number of Units Outstanding at End of Year                                                       8,387      32,026     33,411

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.173    $10.180
Accumulation Unit Value Ending                                                                 $10.173     $10.180    $10.410
Number of Units Outstanding at End of Year                                                      20,705      25,284     18,592

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.924    $10.016
Accumulation Unit Value Ending                                                                  $9.924     $10.016    $10.291
Number of Units Outstanding at End of Year                                                      26,498      25,659     23,204

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.886    $12.698
Accumulation Unit Value Ending                                                                 $10.886     $12.698    $14.687
Number of Units Outstanding at End of Year                                                           0       1,411      4,357

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.581    $11.187
Accumulation Unit Value Ending                                                                 $10.581     $11.187    $12.130
Number of Units Outstanding at End of Year                                                         122       5,924      5,949

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.270    $11.758
Accumulation Unit Value Ending                                                                 $11.270     $11.758    $13.632
Number of Units Outstanding at End of Year                                                           0         110          0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.443    $12.649
Accumulation Unit Value Ending                                                                 $11.443     $12.649    $13.554
Number of Units Outstanding at End of Year                                                       8,469       8,440      5,285

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.256    $12.159
Accumulation Unit Value Ending                                                                 $11.256     $12.159    $13.740
Number of Units Outstanding at End of Year                                                       3,099      13,532     13,930

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.292    $12.299
Accumulation Unit Value Ending                                                                 $11.292     $12.299    $13.379
Number of Units Outstanding at End of Year                                                           0         415        402

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.940
Accumulation Unit Value Ending                                                                      --     $10.940    $13.093
Number of Units Outstanding at End of Year                                                          --           0        347

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.281    $10.472
Accumulation Unit Value Ending                                                                 $10.281     $10.472    $12.123
Number of Units Outstanding at End of Year                                                         145       4,277      4,275

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.826    $11.008
Accumulation Unit Value Ending                                                                 $10.826     $11.008    $11.929
Number of Units Outstanding at End of Year                                                       4,931       5,994      6,928

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.378    $10.797
Accumulation Unit Value Ending                                                                 $10.378     $10.797    $12.485
Number of Units Outstanding at End of Year                                                           0           0          0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.608    $10.631
Accumulation Unit Value Ending                                                                 $10.608     $10.631    $11.483
Number of Units Outstanding at End of Year                                                          16          60         94

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.428    $10.673
Accumulation Unit Value Ending                                                                 $10.428     $10.673    $11.248
Number of Units Outstanding at End of Year                                                       $0.00           0      1,405

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.765    $11.314
Accumulation Unit Value Ending                                                                 $10.765     $11.314    $12.521
Number of Units Outstanding at End of Year                                                           0           0          0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.903    $10.215
Accumulation Unit Value Ending                                                                  $9.903     $10.215    $11.329
Number of Units Outstanding at End of Year                                                         448         545        724

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.739    $10.820
Accumulation Unit Value Ending                                                                 $10.739     $10.820    $11.861
Number of Units Outstanding at End of Year                                                         275         530        527

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.128    $11.635
Accumulation Unit Value Ending                                                                 $11.128     $11.635    $13.770
Number of Units Outstanding at End of Year                                                           0           0        661

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.687
Accumulation Unit Value Ending                                                                      --     $11.687    $11.787
Number of Units Outstanding at End of Year                                                          --           0          0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.343    $12.706
Accumulation Unit Value Ending                                                                 $11.343     $12.706    $14.644
Number of Units Outstanding at End of Year                                                           0       3,266      2,777

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.277    $12.150
Accumulation Unit Value Ending                                                                 $11.277     $12.150    $13.681
Number of Units Outstanding at End of Year                                                      10,544      15,083     12,016

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.339    $10.676
Accumulation Unit Value Ending                                                                 $10.339     $10.676    $10.714
Number of Units Outstanding at End of Year                                                           0         991      1,087

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.918    $10.009
Accumulation Unit Value Ending                                                                  $9.918     $10.009    $10.283
Number of Units Outstanding at End of Year                                                         733       3,410      5,897

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.552    $10.579
Accumulation Unit Value Ending                                                                 $10.552     $10.579    $10.462
Number of Units Outstanding at End of Year                                                          55       1,088      1,234

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.240    $10.302
Accumulation Unit Value Ending                                                                 $10.240     $10.302    $10.507
Number of Units Outstanding at End of Year                                                       2,138      15,431     17,338

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.772    $10.868
Accumulation Unit Value Ending                                                                 $10.772     $10.868    $11.826
Number of Units Outstanding at End of Year                                                       1,218       3,095      3,236

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.182    $10.484
Accumulation Unit Value Ending                                                                 $11.182     $10.484    $11.467
Number of Units Outstanding at End of Year                                                          95         212        324

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.555    $11.787
Accumulation Unit Value Ending                                                                 $10.555     $11.787    $12.893
Number of Units Outstanding at End of Year                                                           0      11,664     11,663

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.446    $10.837
Accumulation Unit Value Ending                                                                 $10.446     $10.837    $11.636
Number of Units Outstanding at End of Year                                                           0          21      3,369

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.060    $11.263
Accumulation Unit Value Ending                                                                 $11.060     $11.263    $13.123
Number of Units Outstanding at End of Year                                                           0       9,808     11,457

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.876     $9.719
Accumulation Unit Value Ending                                                                  $9.876      $9.719    $10.370
Number of Units Outstanding at End of Year                                                           0           0      1,509

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.055    $15.627
Accumulation Unit Value Ending                                                                 $12.055     $15.627    $21.408
Number of Units Outstanding at End of Year                                                         375         462        788

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.403    $18.475
Accumulation Unit Value Ending                                                                 $12.403     $18.475    $22.587
Number of Units Outstanding at End of Year                                                           0         175        170

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.066    $12.075
Accumulation Unit Value Ending                                                                 $11.066     $12.075    $12.441
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.145    $10.289
Accumulation Unit Value Ending                                                                 $10.145     $10.289    $10.419
Number of Units Outstanding at End of Year                                                       3,277       7,972      8,509

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.037    $11.892
Accumulation Unit Value Ending                                                                 $11.037     $11.892    $13.544
Number of Units Outstanding at End of Year                                                          94       1,007      2,680

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.340    $11.726
Accumulation Unit Value Ending                                                                 $10.340     $11.726    $11.954
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.799    $14.675
Accumulation Unit Value Ending                                                                 $12.799     $14.675    $19.841
Number of Units Outstanding at End of Year                                                       5,273      12,865     11,221


(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.











                                                      Accumulation Unit Values(1)
                                                   LBL Consultant Solutions Classic
                                    with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the
Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on
April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service
Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account
which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class
I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.686    $11.047
Accumulation Unit Value Ending                                                                 $10.686     $11.047    $12.234
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.246    $10.909
Accumulation Unit Value Ending                                                                 $10.246     $10.909    $11.344
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.756
Number of Units Outstanding at End of Year                                                          --          --          0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.928    $11.494
Accumulation Unit Value Ending                                                                 $10.928     $11.494    $12.508
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.047    $11.006
Accumulation Unit Value Ending                                                                 $10.047     $11.006    $11.321
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.163    $11.375
Accumulation Unit Value Ending                                                                 $10.163     $11.375    $13.269
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.569    $11.352
Accumulation Unit Value Ending                                                                 $10.569     $11.352    $12.232
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.160    $10.339
Accumulation Unit Value Ending                                                                 $10.160     $10.339    $10.862
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.326    $12.955
Accumulation Unit Value Ending                                                                 $11.326     $12.955    $14.155
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.780    $11.160
Accumulation Unit Value Ending                                                                 $10.780     $11.160    $13.123
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.754    $10.091
Accumulation Unit Value Ending                                                                  $9.754     $10.091    $10.545
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.609    $10.877
Accumulation Unit Value Ending                                                                 $10.609     $10.877    $12.312
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.159    $10.150
Accumulation Unit Value Ending                                                                 $10.159     $10.150    $10.364
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.910     $9.987
Accumulation Unit Value Ending                                                                  $9.910      $9.987    $10.245
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.871    $12.661
Accumulation Unit Value Ending                                                                 $10.871     $12.661    $14.622
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.566    $11.154
Accumulation Unit Value Ending                                                                 $10.566     $11.154    $12.077
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.254    $11.724
Accumulation Unit Value Ending                                                                 $11.254     $11.724    $13.572
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.427    $12.612
Accumulation Unit Value Ending                                                                 $11.427     $12.612    $13.494
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.240    $12.124
Accumulation Unit Value Ending                                                                 $11.240     $12.124    $13.679
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.276    $12.263
Accumulation Unit Value Ending                                                                 $11.276     $12.263    $13.320
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.929
Accumulation Unit Value Ending                                                                      --     $10.929    $13.060
Number of Units Outstanding at End of Year                                                          --           0          0

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.267    $10.442
Accumulation Unit Value Ending                                                                 $10.267     $10.442    $12.069
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.811    $10.976
Accumulation Unit Value Ending                                                                 $10.811     $10.976    $11.876
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.364    $10.766
Accumulation Unit Value Ending                                                                 $10.364     $10.766    $12.430
Number of Units Outstanding at End of Year                                                           0           0          0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.593    $10.600
Accumulation Unit Value Ending                                                                 $10.593     $10.600    $11.432
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.413    $10.642
Accumulation Unit Value Ending                                                                 $10.413     $10.642    $11.198
Number of Units Outstanding at End of Year                                                       $0.00           0          0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.750    $11.281
Accumulation Unit Value Ending                                                                 $10.750     $11.281    $12.466
Number of Units Outstanding at End of Year                                                           0           0          0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.890    $10.185
Accumulation Unit Value Ending                                                                  $9.890     $10.185    $11.278
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.724    $10.788
Accumulation Unit Value Ending                                                                 $10.724     $10.788    $11.808
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.113    $11.602
Accumulation Unit Value Ending                                                                 $11.113     $11.602    $13.709
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.675
Accumulation Unit Value Ending                                                                      --     $11.675    $11.757
Number of Units Outstanding at End of Year                                                          --           0          0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.327    $12.669
Accumulation Unit Value Ending                                                                 $11.327     $12.669    $14.579
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.261    $12.115
Accumulation Unit Value Ending                                                                 $11.261     $12.115    $13.620
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.324    $10.645
Accumulation Unit Value Ending                                                                 $10.324     $10.645    $10.666
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.904     $9.980
Accumulation Unit Value Ending                                                                  $9.904      $9.980    $10.237
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.538    $10.548
Accumulation Unit Value Ending                                                                 $10.538     $10.548    $10.416
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.226    $10.272
Accumulation Unit Value Ending                                                                 $10.226     $10.272    $10.460
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.761    $10.840
Accumulation Unit Value Ending                                                                 $10.761     $10.840    $11.778
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.167    $10.454
Accumulation Unit Value Ending                                                                 $11.167     $10.454    $11.416
Number of Units Outstanding at End of Year                                                           0           0          0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.540    $11.752
Accumulation Unit Value Ending                                                                 $10.540     $11.752    $12.836
Number of Units Outstanding at End of Year                                                           0       4,156      3,993

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.432    $10.806
Accumulation Unit Value Ending                                                                 $10.432     $10.806    $11.584
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.045    $11.230
Accumulation Unit Value Ending                                                                 $11.045     $11.230    $13.065
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.863     $9.690
Accumulation Unit Value Ending                                                                  $9.863      $9.690    $10.324
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.039    $15.582
Accumulation Unit Value Ending                                                                 $12.039     $15.582    $21.313
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.386    $18.421
Accumulation Unit Value Ending                                                                 $12.386     $18.421    $22.487
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.050    $12.039
Accumulation Unit Value Ending                                                                 $11.050     $12.039    $12.386
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.131    $10.259
Accumulation Unit Value Ending                                                                 $10.131     $10.259    $10.372
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.022    $11.858
Accumulation Unit Value Ending                                                                 $11.022     $11.858    $13.484
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.325    $11.692
Accumulation Unit Value Ending                                                                 $10.325     $11.692    $11.902
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.782    $14.633
Accumulation Unit Value Ending                                                                 $12.782     $14.633    $19.753
Number of Units Outstanding at End of Year                                                           0           0          0


(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.











                                                      Accumulation Unit Values(1)
                                                   LBL Consultant Solutions Classic
                                          with MAV (& with/without SPB and with/without ABR)

* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the
Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on
April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service
Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account
which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class
I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.725    $11.133
Accumulation Unit Value Ending                                                                 $10.725     $11.133    $12.379
Number of Units Outstanding at End of Year                                                      74,403     107,423    117,460

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.284    $10.994
Accumulation Unit Value Ending                                                                 $10.284     $10.994    $11.479
Number of Units Outstanding at End of Year                                                      11,764      19,954     29,820

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.785
Number of Units Outstanding at End of Year                                                          --          --     56,589

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.968    $11.584
Accumulation Unit Value Ending                                                                 $10.968     $11.584    $12.657
Number of Units Outstanding at End of Year                                                      41,315      81,189    103,658

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.084    $11.091
Accumulation Unit Value Ending                                                                 $10.084     $11.091    $11.455
Number of Units Outstanding at End of Year                                                      14,898      44,205     36,282

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.200    $11.464
Accumulation Unit Value Ending                                                                 $10.200     $11.464    $13.427
Number of Units Outstanding at End of Year                                                       2,901       6,697     17,263

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.608    $11.441
Accumulation Unit Value Ending                                                                 $10.608     $11.441    $12.377
Number of Units Outstanding at End of Year                                                      18,938      62,045     74,033

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.198    $10.420
Accumulation Unit Value Ending                                                                 $10.198     $10.420    $10.991
Number of Units Outstanding at End of Year                                                      19,568      39,253     39,468

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.368    $13.056
Accumulation Unit Value Ending                                                                 $11.368     $13.056    $14.324
Number of Units Outstanding at End of Year                                                      28,300     134,063    217,731

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.820    $11.246
Accumulation Unit Value Ending                                                                 $10.820     $11.246    $13.279
Number of Units Outstanding at End of Year                                                      38,696     102,990    134,574

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.791    $10.170
Accumulation Unit Value Ending                                                                  $9.791     $10.170    $10.671
Number of Units Outstanding at End of Year                                                      46,830      92,779    102,602

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.648    $10.961
Accumulation Unit Value Ending                                                                 $10.648     $10.961    $12.458
Number of Units Outstanding at End of Year                                                      84,706     212,966    286,952

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.196    $10.229
Accumulation Unit Value Ending                                                                 $10.196     $10.229    $10.487
Number of Units Outstanding at End of Year                                                      64,981     130,820    204,879

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.947    $10.065
Accumulation Unit Value Ending                                                                  $9.947     $10.065    $10.367
Number of Units Outstanding at End of Year                                                      71,372     159,744    271,059

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.911    $12.760
Accumulation Unit Value Ending                                                                 $10.911     $12.760    $14.796
Number of Units Outstanding at End of Year                                                      26,553      74,811    179,382

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.605    $11.241
Accumulation Unit Value Ending                                                                 $10.605     $11.241    $12.220
Number of Units Outstanding at End of Year                                                      18,609      45,386     82,978

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.296    $11.815
Accumulation Unit Value Ending                                                                 $11.296     $11.815    $13.733
Number of Units Outstanding at End of Year                                                       2,914      25,972     33,392

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.470    $12.710
Accumulation Unit Value Ending                                                                 $11.470     $12.710    $13.654
Number of Units Outstanding at End of Year                                                       6,007      13,973     20,404

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.282    $12.219
Accumulation Unit Value Ending                                                                 $11.282     $12.219    $13.842
Number of Units Outstanding at End of Year                                                      20,990      87,962    151,773

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.318    $12.359
Accumulation Unit Value Ending                                                                 $11.318     $12.359    $13.478
Number of Units Outstanding at End of Year                                                       5,672      23,559     29,030

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.959
Accumulation Unit Value Ending                                                                      --     $10.959    $13.149
Number of Units Outstanding at End of Year                                                          --       9,494     38,816

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.305    $10.523
Accumulation Unit Value Ending                                                                 $10.305     $10.523    $12.213
Number of Units Outstanding at End of Year                                                       1,859       4,564      9,103

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.851    $11.062
Accumulation Unit Value Ending                                                                 $10.851     $11.062    $12.018
Number of Units Outstanding at End of Year                                                      32,094     101,197    158,362

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.402    $10.849
Accumulation Unit Value Ending                                                                 $10.402     $10.849    $12.578
Number of Units Outstanding at End of Year                                                       4,404      36,017     34,420

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.632    $10.682
Accumulation Unit Value Ending                                                                 $10.632     $10.682    $11.568
Number of Units Outstanding at End of Year                                                      17,229      40,614     60,294

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.452    $10.725
Accumulation Unit Value Ending                                                                 $10.452     $10.725    $11.331
Number of Units Outstanding at End of Year                                                       5,971      34,315     94,816

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.790    $11.369
Accumulation Unit Value Ending                                                                 $10.790     $11.369    $12.614
Number of Units Outstanding at End of Year                                                      14,735      21,639     29,277

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.926    $10.265
Accumulation Unit Value Ending                                                                  $9.926     $10.265    $11.413
Number of Units Outstanding at End of Year                                                      16,167      31,832     36,122

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.763    $10.872
Accumulation Unit Value Ending                                                                 $10.763     $10.872    $11.948
Number of Units Outstanding at End of Year                                                      40,690     104,883    117,350

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.154    $11.692
Accumulation Unit Value Ending                                                                 $11.154     $11.692    $13.872
Number of Units Outstanding at End of Year                                                      11,572      53,873     73,445

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.707
Accumulation Unit Value Ending                                                                      --     $11.707    $11.837
Number of Units Outstanding at End of Year                                                          --       7,906     19,077

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.369    $12.767
Accumulation Unit Value Ending                                                                 $11.369     $12.767    $14.753
Number of Units Outstanding at End of Year                                                      20,377      59,018     77,552

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.303    $12.209
Accumulation Unit Value Ending                                                                 $11.303     $12.209    $13.782
Number of Units Outstanding at End of Year                                                      34,078     118,094    172,919

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.363    $10.728
Accumulation Unit Value Ending                                                                 $10.363     $10.728    $10.793
Number of Units Outstanding at End of Year                                                      12,667      55,574     95,363

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.941    $10.057
Accumulation Unit Value Ending                                                                  $9.941     $10.057    $10.359
Number of Units Outstanding at End of Year                                                      36,663      98,942    124,955

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.577    $10.630
Accumulation Unit Value Ending                                                                 $10.577     $10.630    $10.540
Number of Units Outstanding at End of Year                                                      61,471     145,750    173,089

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.264    $10.352
Accumulation Unit Value Ending                                                                 $10.264     $10.352    $10.585
Number of Units Outstanding at End of Year                                                      96,933     212,494    323,894

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.790    $10.914
Accumulation Unit Value Ending                                                                 $10.790     $10.914    $11.906
Number of Units Outstanding at End of Year                                                       8,225      10,363     20,207

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.208    $10.535
Accumulation Unit Value Ending                                                                 $11.208     $10.535    $11.552
Number of Units Outstanding at End of Year                                                      26,067      35,411     34,352

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.579    $11.844
Accumulation Unit Value Ending                                                                 $10.579     $11.844    $12.989
Number of Units Outstanding at End of Year                                                       6,698      19,805     24,145

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.470    $10.890
Accumulation Unit Value Ending                                                                 $10.470     $10.890    $11.722
Number of Units Outstanding at End of Year                                                      37,362     109,546    209,970

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.086    $11.318
Accumulation Unit Value Ending                                                                 $11.086     $11.318    $13.221
Number of Units Outstanding at End of Year                                                      46,148     174,768    259,147

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.899     $9.766
Accumulation Unit Value Ending                                                                  $9.899      $9.766    $10.447
Number of Units Outstanding at End of Year                                                      10,882      10,438     11,513

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.083    $15.703
Accumulation Unit Value Ending                                                                 $12.083     $15.703    $21.566
Number of Units Outstanding at End of Year                                                       1,865      11,194     27,169

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.432    $18.565
Accumulation Unit Value Ending                                                                 $12.432     $18.565    $22.754
Number of Units Outstanding at End of Year                                                       2,716      17,112     22,972

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.091    $12.133
Accumulation Unit Value Ending                                                                 $11.091     $12.133    $12.534
Number of Units Outstanding at End of Year                                                       7,714      16,935     19,018

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.169    $10.339
Accumulation Unit Value Ending                                                                 $10.169     $10.339    $10.496
Number of Units Outstanding at End of Year                                                      24,035      48,462     66,783

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.063    $11.950
Accumulation Unit Value Ending                                                                 $11.063     $11.950    $13.645
Number of Units Outstanding at End of Year                                                      24,470     100,105    158,421

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.364    $11.783
Accumulation Unit Value Ending                                                                 $10.364     $11.783    $12.043
Number of Units Outstanding at End of Year                                                       2,797      17,775     23,083

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.829    $14.747
Accumulation Unit Value Ending                                                                 $12.829     $14.747    $19.988
Number of Units Outstanding at End of Year                                                      34,420     107,443    138,012

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.












                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Elite
                           with EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the
Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on
April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service
Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account
which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class
I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.656    $10.982
Accumulation Unit Value Ending                                                                 $10.656     $10.982    $12.125
Number of Units Outstanding at End of Year                                                       1,068       1,059          0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.217    $10.845
Accumulation Unit Value Ending                                                                 $10.217     $10.845    $11.244
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.734
Number of Units Outstanding at End of Year                                                          --          --          0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.897    $11.427
Accumulation Unit Value Ending                                                                 $10.897     $11.427    $12.398
Number of Units Outstanding at End of Year                                                       1,097       1,072          0

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.019    $10.942
Accumulation Unit Value Ending                                                                 $10.019     $10.942    $11.220
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.134    $11.309
Accumulation Unit Value Ending                                                                 $10.134     $11.309    $13.152
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.539    $11.286
Accumulation Unit Value Ending                                                                 $10.539     $11.286    $12.123
Number of Units Outstanding at End of Year                                                      18,946      18,946          0

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.132    $10.279
Accumulation Unit Value Ending                                                                 $10.132     $10.279    $10.765
Number of Units Outstanding at End of Year                                                         113         118          0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.295    $12.880
Accumulation Unit Value Ending                                                                 $11.295     $12.880    $14.030
Number of Units Outstanding at End of Year                                                         156         147        292

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.750    $11.095
Accumulation Unit Value Ending                                                                 $10.750     $11.095    $13.007
Number of Units Outstanding at End of Year                                                       1,004         993          0

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.727    $10.032
Accumulation Unit Value Ending                                                                  $9.727     $10.032    $10.452
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.579    $10.813
Accumulation Unit Value Ending                                                                 $10.579     $10.813    $12.202
Number of Units Outstanding at End of Year                                                       1,020       1,019          0

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.130    $10.091
Accumulation Unit Value Ending                                                                 $10.130     $10.091    $10.272
Number of Units Outstanding at End of Year                                                          55           0          0

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.882     $9.929
Accumulation Unit Value Ending                                                                  $9.882      $9.929    $10.155
Number of Units Outstanding at End of Year                                                       1,092       1,109          0

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.840    $12.588
Accumulation Unit Value Ending                                                                 $10.840     $12.588    $14.492
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.537    $11.089
Accumulation Unit Value Ending                                                                 $10.537     $11.089    $11.970
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.223    $11.655
Accumulation Unit Value Ending                                                                 $11.223     $11.655    $13.452
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.395    $12.539
Accumulation Unit Value Ending                                                                 $11.395     $12.539    $13.375
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.209    $12.053
Accumulation Unit Value Ending                                                                 $11.209     $12.053    $13.558
Number of Units Outstanding at End of Year                                                           0           0        565

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.245    $12.192
Accumulation Unit Value Ending                                                                 $11.245     $12.192    $13.202
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.906
Accumulation Unit Value Ending                                                                      --     $10.906    $12.993
Number of Units Outstanding at End of Year                                                          --           0          0

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.238    $10.381
Accumulation Unit Value Ending                                                                 $10.238     $10.381    $11.962
Number of Units Outstanding at End of Year                                                       2,108       2,122          0

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.781    $10.912
Accumulation Unit Value Ending                                                                 $10.781     $10.912    $11.771
Number of Units Outstanding at End of Year                                                           0           0        310

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.335    $10.703
Accumulation Unit Value Ending                                                                 $10.335     $10.703    $12.320
Number of Units Outstanding at End of Year                                                           0           0          0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.563    $10.538
Accumulation Unit Value Ending                                                                 $10.563     $10.538    $11.331
Number of Units Outstanding at End of Year                                                       1,075       1,101          0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.384    $10.580
Accumulation Unit Value Ending                                                                 $10.384     $10.580    $11.098
Number of Units Outstanding at End of Year                                                       $0.00           0          0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.720    $11.215
Accumulation Unit Value Ending                                                                 $10.720     $11.215    $12.355
Number of Units Outstanding at End of Year                                                       1,007         982          0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.862    $10.126
Accumulation Unit Value Ending                                                                  $9.862     $10.126    $11.178
Number of Units Outstanding at End of Year                                                       1,094       1,088          0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.694    $10.725
Accumulation Unit Value Ending                                                                 $10.694     $10.725    $11.703
Number of Units Outstanding at End of Year                                                       1,009       1,027        314

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.082    $11.534
Accumulation Unit Value Ending                                                                 $11.082     $11.534    $13.587
Number of Units Outstanding at End of Year                                                         974         955          0

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.651
Accumulation Unit Value Ending                                                                      --     $11.651    $11.697
Number of Units Outstanding at End of Year                                                          --           0          0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.296    $12.595
Accumulation Unit Value Ending                                                                 $11.296     $12.595    $14.450
Number of Units Outstanding at End of Year                                                      17,596      17,587          0

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.230    $12.044
Accumulation Unit Value Ending                                                                 $11.230     $12.044    $13.500
Number of Units Outstanding at End of Year                                                           0          52          0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.296    $10.583
Accumulation Unit Value Ending                                                                 $10.296     $10.583    $10.572
Number of Units Outstanding at End of Year                                                       1,048       1,041        574

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.876     $9.922
Accumulation Unit Value Ending                                                                  $9.876      $9.922    $10.147
Number of Units Outstanding at End of Year                                                       1,093       1,110        635

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.508    $10.487
Accumulation Unit Value Ending                                                                 $10.508     $10.487    $10.324
Number of Units Outstanding at End of Year                                                           0           0        477

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.197    $10.212
Accumulation Unit Value Ending                                                                 $10.197     $10.212    $10.368
Number of Units Outstanding at End of Year                                                       1,114       1,136          0

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.739    $10.785
Accumulation Unit Value Ending                                                                 $10.739     $10.785    $11.682
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.136    $10.393
Accumulation Unit Value Ending                                                                 $11.136     $10.393    $11.315
Number of Units Outstanding at End of Year                                                         969       1,060          0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.511    $11.684
Accumulation Unit Value Ending                                                                 $10.511     $11.684    $12.722
Number of Units Outstanding at End of Year                                                       1,027         943          0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.403    $10.743
Accumulation Unit Value Ending                                                                 $10.403     $10.743    $11.481
Number of Units Outstanding at End of Year                                                         112         117        335

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.014    $11.165
Accumulation Unit Value Ending                                                                 $11.014     $11.165    $12.949
Number of Units Outstanding at End of Year                                                      17,644      17,654        737

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.835     $9.634
Accumulation Unit Value Ending                                                                  $9.835      $9.634    $10.233
Number of Units Outstanding at End of Year                                                       1,097       1,143          0

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.005    $15.491
Accumulation Unit Value Ending                                                                 $12.005     $15.491    $21.124
Number of Units Outstanding at End of Year                                                           0           0        130

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.352    $18.314
Accumulation Unit Value Ending                                                                 $12.352     $18.314    $22.288
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.019    $11.969
Accumulation Unit Value Ending                                                                 $11.019     $11.969    $12.277
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.103    $10.200
Accumulation Unit Value Ending                                                                 $10.103     $10.200    $10.281
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.991    $11.789
Accumulation Unit Value Ending                                                                 $10.991     $11.789    $13.365
Number of Units Outstanding at End of Year                                                         107         103          0

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.297    $11.624
Accumulation Unit Value Ending                                                                 $10.297     $11.624    $11.796
Number of Units Outstanding at End of Year                                                          57          56          0

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.746    $14.547
Accumulation Unit Value Ending                                                                 $12.746     $14.547    $19.578
Number of Units Outstanding at End of Year                                                      24,708      24,618        582



(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.











                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Elite
                           with EBP (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the
Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on
April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service
Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account
which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class
I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.641    $10.950
Accumulation Unit Value Ending                                                                 $10.641     $10.950    $12.071
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.203    $10.813
Accumulation Unit Value Ending                                                                 $10.203     $10.813    $11.194
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.723
Number of Units Outstanding at End of Year                                                          --          --          0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.882    $11.394
Accumulation Unit Value Ending                                                                 $10.882     $11.394    $12.342
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.005    $10.910
Accumulation Unit Value Ending                                                                 $10.005     $10.910    $11.170
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.120    $11.276
Accumulation Unit Value Ending                                                                 $10.120     $11.276    $13.093
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.525    $11.253
Accumulation Unit Value Ending                                                                 $10.525     $11.253    $12.069
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.118    $10.249
Accumulation Unit Value Ending                                                                 $10.118     $10.249    $10.717
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.279    $12.842
Accumulation Unit Value Ending                                                                 $11.279     $12.842    $13.967
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.735    $11.062
Accumulation Unit Value Ending                                                                 $10.735     $11.062    $12.949
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.714    $10.003
Accumulation Unit Value Ending                                                                  $9.714     $10.003    $10.405
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.565    $10.782
Accumulation Unit Value Ending                                                                 $10.565     $10.782    $12.148
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.116    $10.061
Accumulation Unit Value Ending                                                                 $10.116     $10.061    $10.227
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.869     $9.900
Accumulation Unit Value Ending                                                                  $9.869      $9.900    $10.110
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.825    $12.551
Accumulation Unit Value Ending                                                                 $10.825     $12.551    $14.428
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.522    $11.057
Accumulation Unit Value Ending                                                                 $10.522     $11.057    $11.916
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.207    $11.621
Accumulation Unit Value Ending                                                                 $11.207     $11.621    $13.392
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.379    $12.502
Accumulation Unit Value Ending                                                                 $11.379     $12.502    $13.315
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.193    $12.018
Accumulation Unit Value Ending                                                                 $11.193     $12.018    $13.498
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.229    $12.156
Accumulation Unit Value Ending                                                                 $11.229     $12.156    $13.143
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.895
Accumulation Unit Value Ending                                                                      --     $10.895    $12.960
Number of Units Outstanding at End of Year                                                          --           0          0

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.224    $10.351
Accumulation Unit Value Ending                                                                 $10.224     $10.351    $11.909
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.766    $10.881
Accumulation Unit Value Ending                                                                 $10.766     $10.881    $11.719
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.320    $10.672
Accumulation Unit Value Ending                                                                 $10.320     $10.672    $12.265
Number of Units Outstanding at End of Year                                                           0           0          0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.549    $10.507
Accumulation Unit Value Ending                                                                 $10.549     $10.507    $11.281
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.370    $10.549
Accumulation Unit Value Ending                                                                 $10.370     $10.549    $11.049
Number of Units Outstanding at End of Year                                                       $0.00           0          0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.705    $11.183
Accumulation Unit Value Ending                                                                 $10.705     $11.183    $12.300
Number of Units Outstanding at End of Year                                                           0           0          0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.848    $10.096
Accumulation Unit Value Ending                                                                  $9.848     $10.096    $11.129
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.679    $10.694
Accumulation Unit Value Ending                                                                 $10.679     $10.694    $11.651
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.067    $11.500
Accumulation Unit Value Ending                                                                 $11.067     $11.500    $13.527
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.639
Accumulation Unit Value Ending                                                                      --     $11.639    $11.667
Number of Units Outstanding at End of Year                                                          --           0          0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.280    $12.558
Accumulation Unit Value Ending                                                                 $11.280     $12.558    $14.386
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.214    $12.009
Accumulation Unit Value Ending                                                                 $11.214     $12.009    $13.440
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.281    $10.552
Accumulation Unit Value Ending                                                                 $10.281     $10.552    $10.525
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.862     $9.893
Accumulation Unit Value Ending                                                                  $9.862      $9.893    $10.102
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.494    $10.456
Accumulation Unit Value Ending                                                                 $10.494     $10.456    $10.278
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.183    $10.182
Accumulation Unit Value Ending                                                                 $10.183     $10.182    $10.322
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.728    $10.758
Accumulation Unit Value Ending                                                                 $10.728     $10.758    $11.634
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.120    $10.362
Accumulation Unit Value Ending                                                                 $11.120     $10.362    $11.265
Number of Units Outstanding at End of Year                                                           0           0          0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.496    $11.650
Accumulation Unit Value Ending                                                                 $10.496     $11.650    $12.666
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.388    $10.711
Accumulation Unit Value Ending                                                                 $10.388     $10.711    $11.430
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $10.999    $11.132
Accumulation Unit Value Ending                                                                 $10.999     $11.132    $12.892
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.821     $9.606
Accumulation Unit Value Ending                                                                  $9.821      $9.606    $10.187
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $11.988    $15.446
Accumulation Unit Value Ending                                                                 $11.988     $15.446    $21.030
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.334    $18.261
Accumulation Unit Value Ending                                                                 $12.334     $18.261    $22.189
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.004    $11.934
Accumulation Unit Value Ending                                                                 $11.004     $11.934    $12.222
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.089    $10.170
Accumulation Unit Value Ending                                                                 $10.089     $10.170    $10.235
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.976    $11.754
Accumulation Unit Value Ending                                                                 $10.976     $11.754    $13.306
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.282    $11.590
Accumulation Unit Value Ending                                                                 $10.282     $11.590    $11.744
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.728    $14.505
Accumulation Unit Value Ending                                                                 $12.728     $14.505    $19.491
Number of Units Outstanding at End of Year                                                           0           0          0


(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.











                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Elite
                                 with EBP (Annual Increase) (& with/without SPB and with/without ABR)

* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the
Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on
April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service
Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account
which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class
I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.681    $11.036
Accumulation Unit Value Ending                                                                 $10.681     $11.036    $12.215
Number of Units Outstanding at End of Year                                                       2,464       2,121      1,950

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.241    $10.898
Accumulation Unit Value Ending                                                                 $10.241     $10.898    $11.328
Number of Units Outstanding at End of Year                                                           0           0         21

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.752
Number of Units Outstanding at End of Year                                                          --          --        828

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.923    $11.483
Accumulation Unit Value Ending                                                                 $10.923     $11.483    $12.490
Number of Units Outstanding at End of Year                                                       1,178       1,143        911

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.042    $10.995
Accumulation Unit Value Ending                                                                 $10.042     $10.995    $11.304
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.158    $11.364
Accumulation Unit Value Ending                                                                 $10.158     $11.364    $13.250
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.564    $11.341
Accumulation Unit Value Ending                                                                 $10.564     $11.341    $12.214
Number of Units Outstanding at End of Year                                                           0         137        135

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.155    $10.329
Accumulation Unit Value Ending                                                                 $10.155     $10.329    $10.846
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.321    $12.942
Accumulation Unit Value Ending                                                                 $11.321     $12.942    $14.134
Number of Units Outstanding at End of Year                                                         717         718      1,351

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.775    $11.149
Accumulation Unit Value Ending                                                                 $10.775     $11.149    $13.104
Number of Units Outstanding at End of Year                                                         625         210      1,107

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.750    $10.081
Accumulation Unit Value Ending                                                                  $9.750     $10.081    $10.529
Number of Units Outstanding at End of Year                                                         426         439        474

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.604    $10.866
Accumulation Unit Value Ending                                                                 $10.604     $10.866    $12.293
Number of Units Outstanding at End of Year                                                       1,599       1,191      1,671

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.154    $10.140
Accumulation Unit Value Ending                                                                 $10.154     $10.140    $10.349
Number of Units Outstanding at End of Year                                                       4,478       4,814      4,888

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.905     $9.977
Accumulation Unit Value Ending                                                                  $9.905      $9.977    $10.230
Number of Units Outstanding at End of Year                                                       4,000       3,554      3,566

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.866    $12.649
Accumulation Unit Value Ending                                                                 $10.866     $12.649    $14.600
Number of Units Outstanding at End of Year                                                         851         931        796

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.561    $11.143
Accumulation Unit Value Ending                                                                 $10.561     $11.143    $12.059
Number of Units Outstanding at End of Year                                                         735         709        687

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.249    $11.712
Accumulation Unit Value Ending                                                                 $11.249     $11.712    $13.552
Number of Units Outstanding at End of Year                                                         373         387        378

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.422    $12.600
Accumulation Unit Value Ending                                                                 $11.422     $12.600    $13.474
Number of Units Outstanding at End of Year                                                       1,508       1,508      1,508

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.235    $12.112
Accumulation Unit Value Ending                                                                 $11.235     $12.112    $13.659
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.271    $12.251
Accumulation Unit Value Ending                                                                 $11.271     $12.251    $13.300
Number of Units Outstanding at End of Year                                                         372         366        381

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.925
Accumulation Unit Value Ending                                                                      --     $10.925    $13.049
Number of Units Outstanding at End of Year                                                          --           0          0

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.262    $10.432
Accumulation Unit Value Ending                                                                 $10.262     $10.432    $12.051
Number of Units Outstanding at End of Year                                                         436           0          0

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.806    $10.966
Accumulation Unit Value Ending                                                                 $10.806     $10.966    $11.859
Number of Units Outstanding at End of Year                                                       2,120       2,777      2,515

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.359    $10.755
Accumulation Unit Value Ending                                                                 $10.359     $10.755    $12.412
Number of Units Outstanding at End of Year                                                           0           0          0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.588    $10.589
Accumulation Unit Value Ending                                                                 $10.588     $10.589    $11.415
Number of Units Outstanding at End of Year                                                         423           0        470

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.408    $10.632
Accumulation Unit Value Ending                                                                 $10.408     $10.632    $11.181
Number of Units Outstanding at End of Year                                                       $0.00           0          0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.745    $11.270
Accumulation Unit Value Ending                                                                 $10.745     $11.270    $12.447
Number of Units Outstanding at End of Year                                                         417           0          0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.885    $10.175
Accumulation Unit Value Ending                                                                  $9.885     $10.175    $11.262
Number of Units Outstanding at End of Year                                                         541         109          0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.719    $10.778
Accumulation Unit Value Ending                                                                 $10.719     $10.778    $11.791
Number of Units Outstanding at End of Year                                                       1,911       1,493      3,335

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.108    $11.590
Accumulation Unit Value Ending                                                                 $11.108     $11.590    $13.688
Number of Units Outstanding at End of Year                                                         781         385        796

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.671
Accumulation Unit Value Ending                                                                      --     $11.671    $11.747
Number of Units Outstanding at End of Year                                                          --           0          0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.322    $12.656
Accumulation Unit Value Ending                                                                 $11.322     $12.656    $14.558
Number of Units Outstanding at End of Year                                                         588         707        687

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.256    $12.103
Accumulation Unit Value Ending                                                                 $11.256     $12.103    $13.600
Number of Units Outstanding at End of Year                                                       1,226       1,245      1,922

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.319    $10.634
Accumulation Unit Value Ending                                                                 $10.319     $10.634    $10.650
Number of Units Outstanding at End of Year                                                         434         301        323

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.899     $9.970
Accumulation Unit Value Ending                                                                  $9.899      $9.970    $10.222
Number of Units Outstanding at End of Year                                                         976         885        694

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.533    $10.538
Accumulation Unit Value Ending                                                                 $10.533     $10.538    $10.401
Number of Units Outstanding at End of Year                                                         822       1,121      1,146

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.221    $10.262
Accumulation Unit Value Ending                                                                 $10.221     $10.262    $10.445
Number of Units Outstanding at End of Year                                                       1,678       1,552      1,596

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.757    $10.831
Accumulation Unit Value Ending                                                                 $10.757     $10.831    $11.762
Number of Units Outstanding at End of Year                                                         387         790        534

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.162    $10.444
Accumulation Unit Value Ending                                                                 $11.162     $10.444    $11.399
Number of Units Outstanding at End of Year                                                         852         540        450

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.535    $11.741
Accumulation Unit Value Ending                                                                 $10.535     $11.741    $12.817
Number of Units Outstanding at End of Year                                                         425           0          0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.427    $10.795
Accumulation Unit Value Ending                                                                 $10.427     $10.795    $11.567
Number of Units Outstanding at End of Year                                                           0         391        603

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.039    $11.219
Accumulation Unit Value Ending                                                                 $11.039     $11.219    $13.046
Number of Units Outstanding at End of Year                                                       1,913       1,637      2,122

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.858     $9.681
Accumulation Unit Value Ending                                                                  $9.858      $9.681    $10.309
Number of Units Outstanding at End of Year                                                         873         464        498

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.033    $15.567
Accumulation Unit Value Ending                                                                 $12.033     $15.567    $21.281
Number of Units Outstanding at End of Year                                                         857       1,190        676

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.380    $18.403
Accumulation Unit Value Ending                                                                 $12.380     $18.403    $22.454
Number of Units Outstanding at End of Year                                                           0         112         81

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.045    $12.028
Accumulation Unit Value Ending                                                                 $11.045     $12.028    $12.368
Number of Units Outstanding at End of Year                                                         152         184          0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.126    $10.249
Accumulation Unit Value Ending                                                                 $10.126     $10.249    $10.357
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.017    $11.846
Accumulation Unit Value Ending                                                                 $11.017     $11.846    $13.465
Number of Units Outstanding at End of Year                                                         705         667      1,905

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.321    $11.681
Accumulation Unit Value Ending                                                                 $10.321     $11.681    $11.884
Number of Units Outstanding at End of Year                                                           0           0         42

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.776    $14.618
Accumulation Unit Value Ending                                                                 $12.776     $14.618    $19.724
Number of Units Outstanding at End of Year                                                         568       2,214        961

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.












                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Elite
                                       with EEDB 0-70 (& with/without SPB and with/without ABR)

* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the
Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on
April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service
Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account
which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class
I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.686    $11.047
Accumulation Unit Value Ending                                                                 $10.686     $11.047    $12.234
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.246    $10.909
Accumulation Unit Value Ending                                                                 $10.246     $10.909    $11.344
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.756
Number of Units Outstanding at End of Year                                                          --          --          0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.928    $11.494
Accumulation Unit Value Ending                                                                 $10.928     $11.494    $12.508
Number of Units Outstanding at End of Year                                                       1,063       8,254     10,145

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.047    $11.006
Accumulation Unit Value Ending                                                                 $10.047     $11.006    $11.321
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.163    $11.375
Accumulation Unit Value Ending                                                                 $10.163     $11.375    $13.269
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.569    $11.352
Accumulation Unit Value Ending                                                                 $10.569     $11.352    $12.232
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.160    $10.339
Accumulation Unit Value Ending                                                                 $10.160     $10.339    $10.862
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.326    $12.955
Accumulation Unit Value Ending                                                                 $11.326     $12.955    $14.155
Number of Units Outstanding at End of Year                                                          27         438      3,734

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.780    $11.160
Accumulation Unit Value Ending                                                                 $10.780     $11.160    $13.123
Number of Units Outstanding at End of Year                                                       1,106       1,530      1,577

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.754    $10.091
Accumulation Unit Value Ending                                                                  $9.754     $10.091    $10.545
Number of Units Outstanding at End of Year                                                       1,191       1,159      1,196

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.609    $10.877
Accumulation Unit Value Ending                                                                 $10.609     $10.877    $12.312
Number of Units Outstanding at End of Year                                                          24         420        540

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.159    $10.150
Accumulation Unit Value Ending                                                                 $10.159     $10.150    $10.364
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.910     $9.987
Accumulation Unit Value Ending                                                                  $9.910      $9.987    $10.245
Number of Units Outstanding at End of Year                                                       6,587       6,856      7,669

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.871    $12.661
Accumulation Unit Value Ending                                                                 $10.871     $12.661    $14.622
Number of Units Outstanding at End of Year                                                           0           0      3,225

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.566    $11.154
Accumulation Unit Value Ending                                                                 $10.566     $11.154    $12.077
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.254    $11.724
Accumulation Unit Value Ending                                                                 $11.254     $11.724    $13.572
Number of Units Outstanding at End of Year                                                           0           0      1,488

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.427    $12.612
Accumulation Unit Value Ending                                                                 $11.427     $12.612    $13.494
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.240    $12.124
Accumulation Unit Value Ending                                                                 $11.240     $12.124    $13.679
Number of Units Outstanding at End of Year                                                       3,580       3,512      5,801

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.276    $12.263
Accumulation Unit Value Ending                                                                 $11.276     $12.263    $13.320
Number of Units Outstanding at End of Year                                                           0           0      1,870

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.929
Accumulation Unit Value Ending                                                                      --     $10.929    $13.060
Number of Units Outstanding at End of Year                                                          --           0        600

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.267    $10.442
Accumulation Unit Value Ending                                                                 $10.267     $10.442    $12.069
Number of Units Outstanding at End of Year                                                       1,132       1,120      1,045

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.811    $10.976
Accumulation Unit Value Ending                                                                 $10.811     $10.976    $11.876
Number of Units Outstanding at End of Year                                                       4,963      12,583     12,964

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.364    $10.766
Accumulation Unit Value Ending                                                                 $10.364     $10.766    $12.430
Number of Units Outstanding at End of Year                                                           0           0          0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.593    $10.600
Accumulation Unit Value Ending                                                                 $10.593     $10.600    $11.432
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.413    $10.642
Accumulation Unit Value Ending                                                                 $10.413     $10.642    $11.198
Number of Units Outstanding at End of Year                                                       $0.00           0          0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.750    $11.281
Accumulation Unit Value Ending                                                                 $10.750     $11.281    $12.466
Number of Units Outstanding at End of Year                                                           0           0          0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.890    $10.185
Accumulation Unit Value Ending                                                                  $9.890     $10.185    $11.278
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.724    $10.788
Accumulation Unit Value Ending                                                                 $10.724     $10.788    $11.808
Number of Units Outstanding at End of Year                                                       1,083       1,084      2,425

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.113    $11.602
Accumulation Unit Value Ending                                                                 $11.113     $11.602    $13.709
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.675
Accumulation Unit Value Ending                                                                      --     $11.675    $11.757
Number of Units Outstanding at End of Year                                                          --           0        298

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.327    $12.669
Accumulation Unit Value Ending                                                                 $11.327     $12.669    $14.579
Number of Units Outstanding at End of Year                                                           0       7,200      7,200

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.261    $12.115
Accumulation Unit Value Ending                                                                 $11.261     $12.115    $13.620
Number of Units Outstanding at End of Year                                                           0       7,310      9,260

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.324    $10.645
Accumulation Unit Value Ending                                                                 $10.324     $10.645    $10.666
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.904     $9.980
Accumulation Unit Value Ending                                                                  $9.904      $9.980    $10.237
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.538    $10.548
Accumulation Unit Value Ending                                                                 $10.538     $10.548    $10.416
Number of Units Outstanding at End of Year                                                       1,103       8,558      8,661

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.226    $10.272
Accumulation Unit Value Ending                                                                 $10.226     $10.272    $10.460
Number of Units Outstanding at End of Year                                                       1,136       8,798      8,866

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.761    $10.840
Accumulation Unit Value Ending                                                                 $10.761     $10.840    $11.778
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.167    $10.454
Accumulation Unit Value Ending                                                                 $11.167     $10.454    $11.416
Number of Units Outstanding at End of Year                                                       1,040       1,119      1,105

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.540    $11.752
Accumulation Unit Value Ending                                                                 $10.540     $11.752    $12.836
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.432    $10.806
Accumulation Unit Value Ending                                                                 $10.432     $10.806    $11.584
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.045    $11.230
Accumulation Unit Value Ending                                                                 $11.045     $11.230    $13.065
Number of Units Outstanding at End of Year                                                       4,696       4,833      4,752

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.863     $9.690
Accumulation Unit Value Ending                                                                  $9.863      $9.690    $10.324
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.039    $15.582
Accumulation Unit Value Ending                                                                 $12.039     $15.582    $21.313
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.386    $18.421
Accumulation Unit Value Ending                                                                 $12.386     $18.421    $22.487
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.050    $12.039
Accumulation Unit Value Ending                                                                 $11.050     $12.039    $12.386
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.131    $10.259
Accumulation Unit Value Ending                                                                 $10.131     $10.259    $10.372
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.022    $11.858
Accumulation Unit Value Ending                                                                 $11.022     $11.858    $13.484
Number of Units Outstanding at End of Year                                                           0      21,406     22,018

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.325    $11.692
Accumulation Unit Value Ending                                                                 $10.325     $11.692    $11.902
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.782    $14.633
Accumulation Unit Value Ending                                                                 $12.782     $14.633    $19.753
Number of Units Outstanding at End of Year                                                       6,297      12,186     14,523


(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.











                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Elite
                                       with EEDB 71-79 (& with/without SPB and with/without ABR)

* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the
Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on
April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service
Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account
which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class
I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.671    $11.014
Accumulation Unit Value Ending                                                                 $10.671     $11.014    $12.179
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.232    $10.877
Accumulation Unit Value Ending                                                                 $10.232     $10.877    $11.294
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.745
Number of Units Outstanding at End of Year                                                          --          --          0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.913    $11.461
Accumulation Unit Value Ending                                                                 $10.913     $11.461    $12.453
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.033    $10.974
Accumulation Unit Value Ending                                                                 $10.033     $10.974    $11.270
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.148    $11.342
Accumulation Unit Value Ending                                                                 $10.148     $11.342    $13.210
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.554    $11.319
Accumulation Unit Value Ending                                                                 $10.554     $11.319    $12.177
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.146    $10.309
Accumulation Unit Value Ending                                                                 $10.146     $10.309    $10.813
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.311    $12.917
Accumulation Unit Value Ending                                                                 $11.311     $12.917    $14.092
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.765    $11.127
Accumulation Unit Value Ending                                                                 $10.765     $11.127    $13.065
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.741    $10.062
Accumulation Unit Value Ending                                                                  $9.741     $10.062    $10.498
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.594    $10.845
Accumulation Unit Value Ending                                                                 $10.594     $10.845    $12.257
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.145    $10.120
Accumulation Unit Value Ending                                                                 $10.145     $10.120    $10.318
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.896     $9.958
Accumulation Unit Value Ending                                                                  $9.896      $9.958    $10.200
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.856    $12.625
Accumulation Unit Value Ending                                                                 $10.856     $12.625    $14.557
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.551    $11.122
Accumulation Unit Value Ending                                                                 $10.551     $11.122    $12.023
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.239    $11.690
Accumulation Unit Value Ending                                                                 $11.239     $11.690    $13.512
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.411    $12.575
Accumulation Unit Value Ending                                                                 $11.411     $12.575    $13.434
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.225    $12.089
Accumulation Unit Value Ending                                                                 $11.225     $12.089    $13.619
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.260    $12.228
Accumulation Unit Value Ending                                                                 $11.260     $12.228    $13.261
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.918
Accumulation Unit Value Ending                                                                      --     $10.918    $13.027
Number of Units Outstanding at End of Year                                                          --           0          0

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.253    $10.411
Accumulation Unit Value Ending                                                                 $10.253     $10.411    $12.016
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.796    $10.944
Accumulation Unit Value Ending                                                                 $10.796     $10.944    $11.824
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.349    $10.734
Accumulation Unit Value Ending                                                                 $10.349     $10.734    $12.375
Number of Units Outstanding at End of Year                                                           0           0          0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.578    $10.569
Accumulation Unit Value Ending                                                                 $10.578     $10.569    $11.382
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.399    $10.611
Accumulation Unit Value Ending                                                                 $10.399     $10.611    $11.148
Number of Units Outstanding at End of Year                                                       $0.00           0          0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.735    $11.248
Accumulation Unit Value Ending                                                                 $10.735     $11.248    $12.411
Number of Units Outstanding at End of Year                                                           0           0          0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.876    $10.155
Accumulation Unit Value Ending                                                                  $9.876     $10.155    $11.228
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.709    $10.757
Accumulation Unit Value Ending                                                                 $10.709     $10.757    $11.756
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.097    $11.568
Accumulation Unit Value Ending                                                                 $11.097     $11.568    $13.648
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.663
Accumulation Unit Value Ending                                                                      --     $11.663    $11.727
Number of Units Outstanding at End of Year                                                          --           0          0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.312    $12.632
Accumulation Unit Value Ending                                                                 $11.312     $12.632    $14.515
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.245    $12.079
Accumulation Unit Value Ending                                                                 $11.245     $12.079    $13.560
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.310    $10.614
Accumulation Unit Value Ending                                                                 $10.310     $10.614    $10.619
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.890     $9.951
Accumulation Unit Value Ending                                                                  $9.890      $9.951    $10.192
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.523    $10.517
Accumulation Unit Value Ending                                                                 $10.523     $10.517    $10.370
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.212    $10.242
Accumulation Unit Value Ending                                                                 $10.212     $10.242    $10.414
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.750    $10.813
Accumulation Unit Value Ending                                                                 $10.750     $10.813    $11.730
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.151    $10.423
Accumulation Unit Value Ending                                                                 $11.151     $10.423    $11.365
Number of Units Outstanding at End of Year                                                           0           0          0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.526    $11.718
Accumulation Unit Value Ending                                                                 $10.526     $11.718    $12.779
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.417    $10.774
Accumulation Unit Value Ending                                                                 $10.417     $10.774    $11.533
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.029    $11.197
Accumulation Unit Value Ending                                                                 $11.029     $11.197    $13.007
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.849     $9.662
Accumulation Unit Value Ending                                                                  $9.849      $9.662    $10.278
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.022    $15.536
Accumulation Unit Value Ending                                                                 $12.022     $15.536    $21.218
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.369    $18.368
Accumulation Unit Value Ending                                                                 $12.369     $18.368    $22.387
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.035    $12.004
Accumulation Unit Value Ending                                                                 $11.035     $12.004    $12.331
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.117    $10.229
Accumulation Unit Value Ending                                                                 $10.117     $10.229    $10.326
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.006    $11.823
Accumulation Unit Value Ending                                                                 $11.006     $11.823    $13.425
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.311    $11.658
Accumulation Unit Value Ending                                                                 $10.311     $11.658    $11.849
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.764    $14.590
Accumulation Unit Value Ending                                                                 $12.764     $14.590    $19.666
Number of Units Outstanding at End of Year                                                           0           0          0

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.













                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Elite
                        with MAV & EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the
Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on
April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service
Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account
which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class
I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.636    $10.939
Accumulation Unit Value Ending                                                                 $10.636     $10.939    $12.053
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.198    $10.803
Accumulation Unit Value Ending                                                                 $10.198     $10.803    $11.177
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.719
Number of Units Outstanding at End of Year                                                          --          --          0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.877         --
Accumulation Unit Value Ending                                                                 $10.877     $11.383         --
Number of Units Outstanding at End of Year                                                           0           0         --

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.000    $10.899
Accumulation Unit Value Ending                                                                 $10.000     $10.899    $11.154
Number of Units Outstanding at End of Year                                                         286         335        534

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.115    $11.265
Accumulation Unit Value Ending                                                                 $10.115     $11.265    $13.074
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.520    $11.242
Accumulation Unit Value Ending                                                                 $10.520     $11.242    $12.051
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.113    $10.239
Accumulation Unit Value Ending                                                                 $10.113     $10.239    $10.702
Number of Units Outstanding at End of Year                                                       1,088       1,170      1,170

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.274    $12.829
Accumulation Unit Value Ending                                                                 $11.274     $12.829    $13.947
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.730    $11.051
Accumulation Unit Value Ending                                                                 $10.730     $11.051    $12.930
Number of Units Outstanding at End of Year                                                       1,085       1,163      1,163

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.709     $9.993
Accumulation Unit Value Ending                                                                  $9.709      $9.993    $10.390
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.560    $10.771
Accumulation Unit Value Ending                                                                 $10.560     $10.771    $12.130
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.112    $10.051
Accumulation Unit Value Ending                                                                 $10.112     $10.051    $10.211
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.864     $9.890
Accumulation Unit Value Ending                                                                  $9.864      $9.890    $10.095
Number of Units Outstanding at End of Year                                                         290         370        590

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.820    $12.539
Accumulation Unit Value Ending                                                                 $10.820     $12.539    $14.406
Number of Units Outstanding at End of Year                                                         699         757        879

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.517    $11.046
Accumulation Unit Value Ending                                                                 $10.517     $11.046    $11.899
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.202    $11.610
Accumulation Unit Value Ending                                                                 $11.202     $11.610    $13.372
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.374    $12.490
Accumulation Unit Value Ending                                                                 $11.374     $12.490    $13.295
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.188    $12.007
Accumulation Unit Value Ending                                                                 $11.188     $12.007    $13.478
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.224    $12.144
Accumulation Unit Value Ending                                                                 $11.224     $12.144    $13.124
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.891
Accumulation Unit Value Ending                                                                      --     $10.891    $12.949
Number of Units Outstanding at End of Year                                                          --           0          0

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.219    $10.341
Accumulation Unit Value Ending                                                                 $10.219     $10.341    $11.891
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.761    $10.870
Accumulation Unit Value Ending                                                                 $10.761     $10.870    $11.701
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.315    $10.661
Accumulation Unit Value Ending                                                                 $10.315     $10.661    $12.247
Number of Units Outstanding at End of Year                                                           0           0          0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.544    $10.497
Accumulation Unit Value Ending                                                                 $10.544     $10.497    $11.264
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.365    $10.539
Accumulation Unit Value Ending                                                                 $10.365     $10.539    $11.033
Number of Units Outstanding at End of Year                                                       $0.00           0          0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.700    $11.172
Accumulation Unit Value Ending                                                                 $10.700     $11.172    $12.282
Number of Units Outstanding at End of Year                                                           0           0          0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.844    $10.086
Accumulation Unit Value Ending                                                                  $9.844     $10.086    $11.112
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.674    $10.684
Accumulation Unit Value Ending                                                                 $10.674     $10.684    $11.634
Number of Units Outstanding at End of Year                                                       1,759       2,021      2,445

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.061    $11.489
Accumulation Unit Value Ending                                                                 $11.061     $11.489    $13.507
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.635
Accumulation Unit Value Ending                                                                      --     $11.635    $11.657
Number of Units Outstanding at End of Year                                                          --           0          0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.275    $12.546
Accumulation Unit Value Ending                                                                 $11.275     $12.546    $14.365
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.209    $11.997
Accumulation Unit Value Ending                                                                 $11.209     $11.997    $13.420
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.276    $10.541
Accumulation Unit Value Ending                                                                 $10.276     $10.541    $10.509
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.858     $9.883
Accumulation Unit Value Ending                                                                  $9.858      $9.883    $10.087
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.489    $10.446
Accumulation Unit Value Ending                                                                 $10.489     $10.446    $10.263
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.178    $10.172
Accumulation Unit Value Ending                                                                 $10.178     $10.172    $10.306
Number of Units Outstanding at End of Year                                                       1,215       1,419      1,856

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.724    $10.749
Accumulation Unit Value Ending                                                                 $10.724     $10.749    $11.618
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.115    $10.352
Accumulation Unit Value Ending                                                                 $11.115     $10.352    $11.248
Number of Units Outstanding at End of Year                                                           0           0          0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.491    $11.638
Accumulation Unit Value Ending                                                                 $10.491     $11.638    $12.647
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.383    $10.701
Accumulation Unit Value Ending                                                                 $10.383     $10.701    $11.413
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $10.993    $11.121
Accumulation Unit Value Ending                                                                 $10.993     $11.121    $12.873
Number of Units Outstanding at End of Year                                                         651         822      1,157

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.817     $9.596
Accumulation Unit Value Ending                                                                  $9.817      $9.596    $10.172
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $11.983    $15.431
Accumulation Unit Value Ending                                                                 $11.983     $15.431    $20.999
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.329    $18.243
Accumulation Unit Value Ending                                                                 $12.329     $18.243    $22.156
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.999    $11.923
Accumulation Unit Value Ending                                                                 $10.999     $11.923    $12.204
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.084    $10.160
Accumulation Unit Value Ending                                                                 $10.084     $10.160    $10.220
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.971    $11.743
Accumulation Unit Value Ending                                                                 $10.971     $11.743    $13.286
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.278    $11.579
Accumulation Unit Value Ending                                                                 $10.278     $11.579    $11.726
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.722    $14.491
Accumulation Unit Value Ending                                                                 $12.722     $14.491    $19.462
Number of Units Outstanding at End of Year                                                           0           0          0

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.












                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Elite
                              with MAV & EBP (Annual Increase) (& with/without SPB and with/without ABR)

* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the
Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on
April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service
Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account
which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class
I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.661    $10.993
Accumulation Unit Value Ending                                                                 $10.661     $10.993    $12.143
Number of Units Outstanding at End of Year                                                         681         795        866

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.222    $10.856
Accumulation Unit Value Ending                                                                 $10.222     $10.856    $11.261
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.737
Number of Units Outstanding at End of Year                                                          --          --          0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.902    $11.438
Accumulation Unit Value Ending                                                                 $10.902     $11.438    $12.416
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.023    $10.952
Accumulation Unit Value Ending                                                                 $10.023     $10.952    $11.237
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.139    $11.320
Accumulation Unit Value Ending                                                                 $10.139     $11.320    $13.171
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.544    $11.297
Accumulation Unit Value Ending                                                                 $10.544     $11.297    $12.141
Number of Units Outstanding at End of Year                                                           0           0        486

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.137    $10.289
Accumulation Unit Value Ending                                                                 $10.137     $10.289    $10.781
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.300    $12.892
Accumulation Unit Value Ending                                                                 $11.300     $12.892    $14.051
Number of Units Outstanding at End of Year                                                           0          87        129

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.755    $11.105
Accumulation Unit Value Ending                                                                 $10.755     $11.105    $13.026
Number of Units Outstanding at End of Year                                                       1,413       1,537      2,224

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.732    $10.042
Accumulation Unit Value Ending                                                                  $9.732     $10.042    $10.467
Number of Units Outstanding at End of Year                                                           0           0        261

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.584    $10.824
Accumulation Unit Value Ending                                                                 $10.584     $10.824    $12.221
Number of Units Outstanding at End of Year                                                           0         102        623

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.135    $10.101
Accumulation Unit Value Ending                                                                 $10.135     $10.101    $10.288
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.887     $9.939
Accumulation Unit Value Ending                                                                  $9.887      $9.939    $10.170
Number of Units Outstanding at End of Year                                                       4,007       4,182      4,665

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.845    $12.600
Accumulation Unit Value Ending                                                                 $10.845     $12.600    $14.514
Number of Units Outstanding at End of Year                                                           0           0        401

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.542    $11.100
Accumulation Unit Value Ending                                                                 $10.542     $11.100    $11.987
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.228    $11.667
Accumulation Unit Value Ending                                                                 $11.228     $11.667    $13.472
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.401    $12.551
Accumulation Unit Value Ending                                                                 $11.401     $12.551    $13.394
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.214    $12.065
Accumulation Unit Value Ending                                                                 $11.214     $12.065    $13.578
Number of Units Outstanding at End of Year                                                         647         631        638

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.250    $12.204
Accumulation Unit Value Ending                                                                 $11.250     $12.204    $13.222
Number of Units Outstanding at End of Year                                                         645         624        656

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.910
Accumulation Unit Value Ending                                                                      --     $10.910    $13.004
Number of Units Outstanding at End of Year                                                          --           0          0

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.243    $10.391
Accumulation Unit Value Ending                                                                 $10.243     $10.391    $11.980
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.786    $10.923
Accumulation Unit Value Ending                                                                 $10.786     $10.923    $11.789
Number of Units Outstanding at End of Year                                                       1,226       1,273      1,355

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.339    $10.713
Accumulation Unit Value Ending                                                                 $10.339     $10.713    $12.338
Number of Units Outstanding at End of Year                                                           0           0          0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.568    $10.548
Accumulation Unit Value Ending                                                                 $10.568     $10.548    $11.348
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.389    $10.591
Accumulation Unit Value Ending                                                                 $10.389     $10.591    $11.115
Number of Units Outstanding at End of Year                                                       $0.00         105        157

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.725    $11.226
Accumulation Unit Value Ending                                                                 $10.725     $11.226    $12.374
Number of Units Outstanding at End of Year                                                           0           0          0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.867    $10.136
Accumulation Unit Value Ending                                                                  $9.867     $10.136    $11.195
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.699    $10.736
Accumulation Unit Value Ending                                                                 $10.699     $10.736    $11.721
Number of Units Outstanding at End of Year                                                           0         623        933

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.087    $11.545
Accumulation Unit Value Ending                                                                 $11.087     $11.545    $13.608
Number of Units Outstanding at End of Year                                                           0          96        144

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.655
Accumulation Unit Value Ending                                                                      --     $11.655    $11.707
Number of Units Outstanding at End of Year                                                          --           0          0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.301    $12.607
Accumulation Unit Value Ending                                                                 $11.301     $12.607    $14.472
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.235    $12.056
Accumulation Unit Value Ending                                                                 $11.235     $12.056    $13.520
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.300    $10.593
Accumulation Unit Value Ending                                                                 $10.300     $10.593    $10.588
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.881     $9.931
Accumulation Unit Value Ending                                                                  $9.881      $9.931    $10.162
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.513    $10.497
Accumulation Unit Value Ending                                                                 $10.513     $10.497    $10.339
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.202    $10.222
Accumulation Unit Value Ending                                                                 $10.202     $10.222    $10.383
Number of Units Outstanding at End of Year                                                       2,846       3,088      3,503

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.742    $10.794
Accumulation Unit Value Ending                                                                 $10.742     $10.794    $11.698
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.141    $10.403
Accumulation Unit Value Ending                                                                 $11.141     $10.403    $11.332
Number of Units Outstanding at End of Year                                                         652         732        765

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.516    $11.695
Accumulation Unit Value Ending                                                                 $10.516     $11.695    $12.741
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.408    $10.753
Accumulation Unit Value Ending                                                                 $10.408     $10.753    $11.499
Number of Units Outstanding at End of Year                                                           0         103        154

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.019    $11.176
Accumulation Unit Value Ending                                                                 $11.019     $11.176    $12.969
Number of Units Outstanding at End of Year                                                         659         880        967

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.840     $9.643
Accumulation Unit Value Ending                                                                  $9.840      $9.643    $10.248
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.011    $15.506
Accumulation Unit Value Ending                                                                 $12.011     $15.506    $21.156
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.357    $18.332
Accumulation Unit Value Ending                                                                 $12.357     $18.332    $22.321
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.025    $11.981
Accumulation Unit Value Ending                                                                 $11.025     $11.981    $12.295
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.108    $10.210
Accumulation Unit Value Ending                                                                 $10.108     $10.210    $10.296
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.996    $11.800
Accumulation Unit Value Ending                                                                 $10.996     $11.800    $13.385
Number of Units Outstanding at End of Year                                                         721       1,084      1,281

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.302    $11.635
Accumulation Unit Value Ending                                                                 $10.302     $11.635    $11.814
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.752    $14.562
Accumulation Unit Value Ending                                                                 $12.752     $14.562    $19.607
Number of Units Outstanding at End of Year                                                       4,453       4,090      3,467



(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.









                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Elite
                                    with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the
Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on
April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service
Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account
which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class
I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.666    $11.004
Accumulation Unit Value Ending                                                                 $10.666     $11.004    $12.161
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.227    $10.866
Accumulation Unit Value Ending                                                                 $10.227     $10.866    $11.277
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.741
Number of Units Outstanding at End of Year                                                          --          --          0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.908    $11.449
Accumulation Unit Value Ending                                                                 $10.908     $11.449    $12.434
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.028    $10.963
Accumulation Unit Value Ending                                                                 $10.028     $10.963    $11.254
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.144    $11.331
Accumulation Unit Value Ending                                                                 $10.144     $11.331    $13.191
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.549    $11.308
Accumulation Unit Value Ending                                                                 $10.549     $11.308    $12.159
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.141    $10.299
Accumulation Unit Value Ending                                                                 $10.141     $10.299    $10.797
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.305    $12.905
Accumulation Unit Value Ending                                                                 $11.305     $12.905    $14.072
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.760    $11.116
Accumulation Unit Value Ending                                                                 $10.760     $11.116    $13.046
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.736    $10.052
Accumulation Unit Value Ending                                                                  $9.736     $10.052    $10.483
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.589    $10.834
Accumulation Unit Value Ending                                                                 $10.589     $10.834    $12.239
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.140    $10.110
Accumulation Unit Value Ending                                                                 $10.140     $10.110    $10.303
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.892     $9.948
Accumulation Unit Value Ending                                                                  $9.892      $9.948    $10.185
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.850    $12.612
Accumulation Unit Value Ending                                                                 $10.850     $12.612    $14.535
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.546    $11.111
Accumulation Unit Value Ending                                                                 $10.546     $11.111    $12.005
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.233    $11.678
Accumulation Unit Value Ending                                                                 $11.233     $11.678    $13.492
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.406    $12.563
Accumulation Unit Value Ending                                                                 $11.406     $12.563    $13.414
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.219    $12.077
Accumulation Unit Value Ending                                                                 $11.219     $12.077    $13.598
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.255    $12.216
Accumulation Unit Value Ending                                                                 $11.255     $12.216    $13.241
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.914
Accumulation Unit Value Ending                                                                      --     $10.914    $13.016
Number of Units Outstanding at End of Year                                                          --           0          0

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.248    $10.401
Accumulation Unit Value Ending                                                                 $10.248     $10.401    $11.998
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.791    $10.934
Accumulation Unit Value Ending                                                                 $10.791     $10.934    $11.806
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.344    $10.724
Accumulation Unit Value Ending                                                                 $10.344     $10.724    $12.357
Number of Units Outstanding at End of Year                                                           0           0          0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.573    $10.559
Accumulation Unit Value Ending                                                                 $10.573     $10.559    $11.365
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.394    $10.601
Accumulation Unit Value Ending                                                                 $10.394     $10.601    $11.132
Number of Units Outstanding at End of Year                                                       $0.00           0          0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.730    $11.237
Accumulation Unit Value Ending                                                                 $10.730     $11.237    $12.392
Number of Units Outstanding at End of Year                                                           0           0          0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.871    $10.146
Accumulation Unit Value Ending                                                                  $9.871     $10.146    $11.212
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.704    $10.746
Accumulation Unit Value Ending                                                                 $10.704     $10.746    $11.738
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.092    $11.556
Accumulation Unit Value Ending                                                                 $11.092     $11.556    $13.628
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.659
Accumulation Unit Value Ending                                                                      --     $11.659    $11.717
Number of Units Outstanding at End of Year                                                          --           0          0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.306    $12.620
Accumulation Unit Value Ending                                                                 $11.306     $12.620    $14.493
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.240    $12.068
Accumulation Unit Value Ending                                                                 $11.240     $12.068    $13.540
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.305    $10.603
Accumulation Unit Value Ending                                                                 $10.305     $10.603    $10.603
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.885     $9.941
Accumulation Unit Value Ending                                                                  $9.885      $9.941    $10.177
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.518    $10.507
Accumulation Unit Value Ending                                                                 $10.518     $10.507    $10.354
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.207    $10.232
Accumulation Unit Value Ending                                                                 $10.207     $10.232    $10.399
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.746    $10.804
Accumulation Unit Value Ending                                                                 $10.746     $10.804    $11.714
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.146    $10.413
Accumulation Unit Value Ending                                                                 $11.146     $10.413    $11.348
Number of Units Outstanding at End of Year                                                           0           0          0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.521    $11.707
Accumulation Unit Value Ending                                                                 $10.521     $11.707    $12.760
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.412    $10.764
Accumulation Unit Value Ending                                                                 $10.412     $10.764    $11.516
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.024    $11.186
Accumulation Unit Value Ending                                                                 $11.024     $11.186    $12.988
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.844     $9.653
Accumulation Unit Value Ending                                                                  $9.844      $9.653    $10.263
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.016    $15.521
Accumulation Unit Value Ending                                                                 $12.016     $15.521    $21.187
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.363    $18.350
Accumulation Unit Value Ending                                                                 $12.363     $18.350    $22.354
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.030    $11.993
Accumulation Unit Value Ending                                                                 $11.030     $11.993    $12.313
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.112    $10.220
Accumulation Unit Value Ending                                                                 $10.112     $10.220    $10.311
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.001    $11.812
Accumulation Unit Value Ending                                                                 $11.001     $11.812    $13.405
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.306    $11.647
Accumulation Unit Value Ending                                                                 $10.306     $11.647    $11.831
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.758    $14.576
Accumulation Unit Value Ending                                                                 $12.758     $14.576    $19.636
Number of Units Outstanding at End of Year                                                           0           0          0

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.













                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Elite
                                    with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the
Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on
April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service
Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account
which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class
I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.651    $10.972
Accumulation Unit Value Ending                                                                 $10.651     $10.972    $12.107
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.213    $10.834
Accumulation Unit Value Ending                                                                 $10.213     $10.834    $11.227
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.730
Number of Units Outstanding at End of Year                                                          --          --          0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.892    $11.416
Accumulation Unit Value Ending                                                                 $10.892     $11.416    $12.379
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.014    $10.931
Accumulation Unit Value Ending                                                                 $10.014     $10.931    $11.204
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.130    $11.298
Accumulation Unit Value Ending                                                                 $10.130     $11.298    $13.132
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.535    $11.275
Accumulation Unit Value Ending                                                                 $10.535     $11.275    $12.105
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.127    $10.269
Accumulation Unit Value Ending                                                                 $10.127     $10.269    $10.749
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.290    $12.867
Accumulation Unit Value Ending                                                                 $11.290     $12.867    $14.009
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.745    $11.084
Accumulation Unit Value Ending                                                                 $10.745     $11.084    $12.988
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.723    $10.022
Accumulation Unit Value Ending                                                                  $9.723     $10.022    $10.436
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.575    $10.803
Accumulation Unit Value Ending                                                                 $10.575     $10.803    $12.184
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.126    $10.081
Accumulation Unit Value Ending                                                                 $10.126     $10.081    $10.257
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.878     $9.919
Accumulation Unit Value Ending                                                                  $9.878      $9.919    $10.140
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.835    $12.575
Accumulation Unit Value Ending                                                                 $10.835     $12.575    $14.471
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.532    $11.079
Accumulation Unit Value Ending                                                                 $10.532     $11.079    $11.952
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.218    $11.644
Accumulation Unit Value Ending                                                                 $11.218     $11.644    $13.432
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.390    $12.526
Accumulation Unit Value Ending                                                                 $11.390     $12.526    $13.355
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.204    $12.042
Accumulation Unit Value Ending                                                                 $11.204     $12.042    $13.538
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.239    $12.180
Accumulation Unit Value Ending                                                                 $11.239     $12.180    $13.182
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.903
Accumulation Unit Value Ending                                                                      --     $10.903    $12.982
Number of Units Outstanding at End of Year                                                          --           0          0

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.234    $10.371
Accumulation Unit Value Ending                                                                 $10.234     $10.371    $11.944
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.776    $10.902
Accumulation Unit Value Ending                                                                 $10.776     $10.902    $11.754
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.330    $10.692
Accumulation Unit Value Ending                                                                 $10.330     $10.692    $12.302
Number of Units Outstanding at End of Year                                                           0           0          0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.558    $10.528
Accumulation Unit Value Ending                                                                 $10.558     $10.528    $11.314
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.379    $10.570
Accumulation Unit Value Ending                                                                 $10.379     $10.570    $11.082
Number of Units Outstanding at End of Year                                                       $0.00           0          0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.715    $11.205
Accumulation Unit Value Ending                                                                 $10.715     $11.205    $12.337
Number of Units Outstanding at End of Year                                                           0           0          0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.857    $10.116
Accumulation Unit Value Ending                                                                  $9.857     $10.116    $11.162
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.689    $10.715
Accumulation Unit Value Ending                                                                 $10.689     $10.715    $11.686
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.077    $11.523
Accumulation Unit Value Ending                                                                 $11.077     $11.523    $13.567
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.647
Accumulation Unit Value Ending                                                                      --     $11.647    $11.687
Number of Units Outstanding at End of Year                                                          --           0          0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.291    $12.583
Accumulation Unit Value Ending                                                                 $11.291     $12.583    $14.429
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.224    $12.032
Accumulation Unit Value Ending                                                                 $11.224     $12.032    $13.480
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.291    $10.572
Accumulation Unit Value Ending                                                                 $10.291     $10.572    $10.556
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.872     $9.912
Accumulation Unit Value Ending                                                                  $9.872      $9.912    $10.132
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.503    $10.476
Accumulation Unit Value Ending                                                                 $10.503     $10.476    $10.308
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.193    $10.202
Accumulation Unit Value Ending                                                                 $10.193     $10.202    $10.352
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.735    $10.776
Accumulation Unit Value Ending                                                                 $10.735     $10.776    $11.666
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.130    $10.383
Accumulation Unit Value Ending                                                                 $11.130     $10.383    $11.298
Number of Units Outstanding at End of Year                                                           0           0          0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.506    $11.673
Accumulation Unit Value Ending                                                                 $10.506     $11.673    $12.703
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.398    $10.732
Accumulation Unit Value Ending                                                                 $10.398     $10.732    $11.464
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.009    $11.154
Accumulation Unit Value Ending                                                                 $11.009     $11.154    $12.930
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.830     $9.625
Accumulation Unit Value Ending                                                                  $9.830      $9.625    $10.218
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.000    $15.476
Accumulation Unit Value Ending                                                                 $12.000     $15.476    $21.093
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.346    $18.296
Accumulation Unit Value Ending                                                                 $12.346     $18.296    $22.255
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.014    $11.958
Accumulation Unit Value Ending                                                                 $11.014     $11.958    $12.258
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.098    $10.190
Accumulation Unit Value Ending                                                                 $10.098     $10.190    $10.265
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.986    $11.777
Accumulation Unit Value Ending                                                                 $10.986     $11.777    $13.345
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.292    $11.613
Accumulation Unit Value Ending                                                                 $10.292     $11.613    $11.779
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.740    $14.533
Accumulation Unit Value Ending                                                                 $12.740     $14.533    $19.549
Number of Units Outstanding at End of Year                                                           0           0          0

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.












                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Elite
                                          with MAV (& with/without SPB and with/without ABR)

* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the
Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on
April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service
Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account
which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class
I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.691    $11.057
Accumulation Unit Value Ending                                                                 $10.691     $11.057    $12.252
Number of Units Outstanding at End of Year                                                           0         151      2,277

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.251    $10.919
Accumulation Unit Value Ending                                                                 $10.251     $10.919    $11.361
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.759
Number of Units Outstanding at End of Year                                                          --          --        117

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.933    $11.505
Accumulation Unit Value Ending                                                                 $10.933     $11.505    $12.527
Number of Units Outstanding at End of Year                                                           0         399        443

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.051    $11.016
Accumulation Unit Value Ending                                                                 $10.051     $11.016    $11.337
Number of Units Outstanding at End of Year                                                           0           0         35

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.167    $11.387
Accumulation Unit Value Ending                                                                 $10.167     $11.387    $13.289
Number of Units Outstanding at End of Year                                                           0           0      2,237

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.574    $11.363
Accumulation Unit Value Ending                                                                 $10.574     $11.363    $12.250
Number of Units Outstanding at End of Year                                                         687         684      4,222

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.165    $10.349
Accumulation Unit Value Ending                                                                 $10.165     $10.349    $10.878
Number of Units Outstanding at End of Year                                                       3,190       3,243      2,532

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.332    $12.968
Accumulation Unit Value Ending                                                                 $11.332     $12.968    $14.176
Number of Units Outstanding at End of Year                                                       6,549      20,860     31,703

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.785    $11.170
Accumulation Unit Value Ending                                                                 $10.785     $11.170    $13.143
Number of Units Outstanding at End of Year                                                      11,943      11,713     17,421

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.759    $10.101
Accumulation Unit Value Ending                                                                  $9.759     $10.101    $10.561
Number of Units Outstanding at End of Year                                                         750       1,068      3,056

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.614    $10.887
Accumulation Unit Value Ending                                                                 $10.614     $10.887    $12.330
Number of Units Outstanding at End of Year                                                       9,000      27,295     27,743

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.163    $10.160
Accumulation Unit Value Ending                                                                 $10.163     $10.160    $10.380
Number of Units Outstanding at End of Year                                                         849       7,157     10,138

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.915     $9.997
Accumulation Unit Value Ending                                                                  $9.915      $9.997    $10.261
Number of Units Outstanding at End of Year                                                       7,160      13,959     50,381

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.876    $12.674
Accumulation Unit Value Ending                                                                 $10.876     $12.674    $14.643
Number of Units Outstanding at End of Year                                                         793       3,879      6,726

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.571    $11.165
Accumulation Unit Value Ending                                                                 $10.571     $11.165    $12.094
Number of Units Outstanding at End of Year                                                         541       3,565      4,817

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.259    $11.735
Accumulation Unit Value Ending                                                                 $11.259     $11.735    $13.592
Number of Units Outstanding at End of Year                                                           0           0        930

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.432    $12.624
Accumulation Unit Value Ending                                                                 $11.432     $12.624    $13.514
Number of Units Outstanding at End of Year                                                         750       3,195      6,242

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.245    $12.136
Accumulation Unit Value Ending                                                                 $11.245     $12.136    $13.700
Number of Units Outstanding at End of Year                                                       7,782      10,611     12,544

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.281    $12.275
Accumulation Unit Value Ending                                                                 $11.281     $12.275    $13.340
Number of Units Outstanding at End of Year                                                           0           0      2,779

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.933
Accumulation Unit Value Ending                                                                      --     $10.933    $13.071
Number of Units Outstanding at End of Year                                                          --           0      5,910

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.272    $10.452
Accumulation Unit Value Ending                                                                 $10.272     $10.452    $12.087
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.816    $10.987
Accumulation Unit Value Ending                                                                 $10.816     $10.987    $11.894
Number of Units Outstanding at End of Year                                                       1,188       3,255     10,729

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.368    $10.776
Accumulation Unit Value Ending                                                                 $10.368     $10.776    $12.448
Number of Units Outstanding at End of Year                                                           0           0          0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.598    $10.610
Accumulation Unit Value Ending                                                                 $10.598     $10.610    $11.449
Number of Units Outstanding at End of Year                                                         813       1,132      1,508

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.418    $10.653
Accumulation Unit Value Ending                                                                 $10.418     $10.653    $11.214
Number of Units Outstanding at End of Year                                                       $0.00       6,161      6,863

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.755    $11.292
Accumulation Unit Value Ending                                                                 $10.755     $11.292    $12.484
Number of Units Outstanding at End of Year                                                           0           0          0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.894    $10.195
Accumulation Unit Value Ending                                                                  $9.894     $10.195    $11.295
Number of Units Outstanding at End of Year                                                         565         624          0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.729    $10.799
Accumulation Unit Value Ending                                                                 $10.729     $10.799    $11.826
Number of Units Outstanding at End of Year                                                         336       2,123     11,717

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.118    $11.613
Accumulation Unit Value Ending                                                                 $11.118     $11.613    $13.729
Number of Units Outstanding at End of Year                                                           0       2,441      3,058

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.679
Accumulation Unit Value Ending                                                                      --     $11.679    $11.767
Number of Units Outstanding at End of Year                                                          --           0      1,169

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.333    $12.681
Accumulation Unit Value Ending                                                                 $11.333     $12.681    $14.601
Number of Units Outstanding at End of Year                                                       6,620       6,064     10,013

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.266    $12.127
Accumulation Unit Value Ending                                                                 $11.266     $12.127    $13.641
Number of Units Outstanding at End of Year                                                         238       3,151      5,820

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.329    $10.655
Accumulation Unit Value Ending                                                                 $10.329     $10.655    $10.682
Number of Units Outstanding at End of Year                                                       1,081       5,386      7,679

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.908     $9.989
Accumulation Unit Value Ending                                                                  $9.908      $9.989    $10.253
Number of Units Outstanding at End of Year                                                           0      16,192      1,475

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.542    $10.558
Accumulation Unit Value Ending                                                                 $10.542     $10.558    $10.432
Number of Units Outstanding at End of Year                                                       8,341      12,915     17,896

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.231    $10.282
Accumulation Unit Value Ending                                                                 $10.231     $10.282    $10.476
Number of Units Outstanding at End of Year                                                         869       7,925     15,611

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.765    $10.850
Accumulation Unit Value Ending                                                                 $10.765     $10.850    $11.794
Number of Units Outstanding at End of Year                                                       4,912       4,465      4,471

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.172    $10.464
Accumulation Unit Value Ending                                                                 $11.172     $10.464    $11.433
Number of Units Outstanding at End of Year                                                           0          40         39

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.545    $11.764
Accumulation Unit Value Ending                                                                 $10.545     $11.764    $12.855
Number of Units Outstanding at End of Year                                                           0           0      2,808

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.437    $10.816
Accumulation Unit Value Ending                                                                 $10.437     $10.816    $11.601
Number of Units Outstanding at End of Year                                                           0       6,263      7,726

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.050    $11.241
Accumulation Unit Value Ending                                                                 $11.050     $11.241    $13.085
Number of Units Outstanding at End of Year                                                       4,986      12,557     18,227

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.867     $9.700
Accumulation Unit Value Ending                                                                  $9.867      $9.700    $10.340
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.044    $15.597
Accumulation Unit Value Ending                                                                 $12.044     $15.597    $21.344
Number of Units Outstanding at End of Year                                                         113       1,306      1,858

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.392    $18.439
Accumulation Unit Value Ending                                                                 $12.392     $18.439    $22.520
Number of Units Outstanding at End of Year                                                           0       3,598      4,335

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.055    $12.051
Accumulation Unit Value Ending                                                                 $11.055     $12.051    $12.405
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.136    $10.269
Accumulation Unit Value Ending                                                                 $10.136     $10.269    $10.388
Number of Units Outstanding at End of Year                                                           0       6,793      8,280

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.027    $11.869
Accumulation Unit Value Ending                                                                 $11.027     $11.869    $13.504
Number of Units Outstanding at End of Year                                                         372       5,952      7,435

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.330    $11.703
Accumulation Unit Value Ending                                                                 $10.330     $11.703    $11.919
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.788    $14.647
Accumulation Unit Value Ending                                                                 $12.788     $14.647    $19.782
Number of Units Outstanding at End of Year                                                       5,458       7,963     13,396


(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.











                                                      Accumulation Unit Values(1)
                                                     LBL Consultant Solutions Plus
                                       with EEDB 0-70 (& with/without SPB and with/without ABR)

* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the
Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on
April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service
Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account
which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class
I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.701    $11.079
Accumulation Unit Value Ending                                                                 $10.701     $11.079    $12.288
Number of Units Outstanding at End of Year                                                       6,486       9,229      8,519

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.260    $10.940
Accumulation Unit Value Ending                                                                 $10.260     $10.940    $11.395
Number of Units Outstanding at End of Year                                                       1,197       1,360      4,420

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.767
Number of Units Outstanding at End of Year                                                          --          --      3,608

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.943    $11.528
Accumulation Unit Value Ending                                                                 $10.943     $11.528    $12.564
Number of Units Outstanding at End of Year                                                       6,517       7,014     10,458

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.061    $11.038
Accumulation Unit Value Ending                                                                 $10.061     $11.038    $11.371
Number of Units Outstanding at End of Year                                                       1,773       6,527     10,863

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.177    $11.409
Accumulation Unit Value Ending                                                                 $10.177     $11.409    $13.328
Number of Units Outstanding at End of Year                                                       1,279       2,952      4,489

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.584    $11.385
Accumulation Unit Value Ending                                                                 $10.584     $11.385    $12.286
Number of Units Outstanding at End of Year                                                         794         993      5,659

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.174    $10.369
Accumulation Unit Value Ending                                                                 $10.174     $10.369    $10.910
Number of Units Outstanding at End of Year                                                       2,367      17,676     19,985

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.342    $12.993
Accumulation Unit Value Ending                                                                 $11.342     $12.993    $14.218
Number of Units Outstanding at End of Year                                                       3,744      26,092     32,667

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.795    $11.192
Accumulation Unit Value Ending                                                                 $10.795     $11.192    $13.182
Number of Units Outstanding at End of Year                                                       6,746      16,747     19,478

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.768    $10.120
Accumulation Unit Value Ending                                                                  $9.768     $10.120    $10.592
Number of Units Outstanding at End of Year                                                       6,417      10,084     11,849

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.624    $10.908
Accumulation Unit Value Ending                                                                 $10.624     $10.908    $12.366
Number of Units Outstanding at End of Year                                                      17,939      38,938     43,696

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.173    $10.180
Accumulation Unit Value Ending                                                                 $10.173     $10.180    $10.410
Number of Units Outstanding at End of Year                                                       4,364      25,575     31,813

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.924    $10.016
Accumulation Unit Value Ending                                                                  $9.924     $10.016    $10.291
Number of Units Outstanding at End of Year                                                      10,961      29,651     33,135

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.886    $12.698
Accumulation Unit Value Ending                                                                 $10.886     $12.698    $14.687
Number of Units Outstanding at End of Year                                                       2,761       8,867     16,491

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.581    $11.187
Accumulation Unit Value Ending                                                                 $10.581     $11.187    $12.130
Number of Units Outstanding at End of Year                                                         226       1,564      1,999

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.270    $11.758
Accumulation Unit Value Ending                                                                 $11.270     $11.758    $13.632
Number of Units Outstanding at End of Year                                                         588       2,793      2,516

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.443    $12.649
Accumulation Unit Value Ending                                                                 $11.443     $12.649    $13.554
Number of Units Outstanding at End of Year                                                         726       2,299      2,354

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.256    $12.159
Accumulation Unit Value Ending                                                                 $11.256     $12.159    $13.740
Number of Units Outstanding at End of Year                                                       4,248      12,005     10,246

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.292    $12.299
Accumulation Unit Value Ending                                                                 $11.292     $12.299    $13.379
Number of Units Outstanding at End of Year                                                         582         883        901

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.940
Accumulation Unit Value Ending                                                                      --     $10.940    $13.093
Number of Units Outstanding at End of Year                                                          --         133      2,462

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.281    $10.472
Accumulation Unit Value Ending                                                                 $10.281     $10.472    $12.123
Number of Units Outstanding at End of Year                                                         672         743        819

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.826    $11.008
Accumulation Unit Value Ending                                                                 $10.826     $11.008    $11.929
Number of Units Outstanding at End of Year                                                       4,418      10,817     15,302

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.378    $10.797
Accumulation Unit Value Ending                                                                 $10.378     $10.797    $12.485
Number of Units Outstanding at End of Year                                                       1,698       2,119      3,182

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.608    $10.631
Accumulation Unit Value Ending                                                                 $10.608     $10.631    $11.483
Number of Units Outstanding at End of Year                                                       3,628       5,899      6,286

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.428    $10.673
Accumulation Unit Value Ending                                                                 $10.428     $10.673    $11.248
Number of Units Outstanding at End of Year                                                       1,326       4,431      7,739

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.765    $11.314
Accumulation Unit Value Ending                                                                 $10.765     $11.314    $12.521
Number of Units Outstanding at End of Year                                                           0       1,101      1,693

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.903    $10.215
Accumulation Unit Value Ending                                                                  $9.903     $10.215    $11.329
Number of Units Outstanding at End of Year                                                         555       2,106      2,187

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.739    $10.820
Accumulation Unit Value Ending                                                                 $10.739     $10.820    $11.861
Number of Units Outstanding at End of Year                                                       6,605      15,628     18,099

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.128    $11.635
Accumulation Unit Value Ending                                                                 $11.128     $11.635    $13.770
Number of Units Outstanding at End of Year                                                         893       2,395      2,124

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.687
Accumulation Unit Value Ending                                                                      --     $11.687    $11.787
Number of Units Outstanding at End of Year                                                          --       2,810      7,348

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.343    $12.706
Accumulation Unit Value Ending                                                                 $11.343     $12.706    $14.644
Number of Units Outstanding at End of Year                                                       1,344       5,276     10,134

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.277    $12.150
Accumulation Unit Value Ending                                                                 $11.277     $12.150    $13.681
Number of Units Outstanding at End of Year                                                       2,470       6,014     11,584

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.339    $10.676
Accumulation Unit Value Ending                                                                 $10.339     $10.676    $10.714
Number of Units Outstanding at End of Year                                                       3,362       5,189      8,948

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.918    $10.009
Accumulation Unit Value Ending                                                                  $9.918     $10.009    $10.283
Number of Units Outstanding at End of Year                                                      12,301      24,188     27,607

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.552    $10.579
Accumulation Unit Value Ending                                                                 $10.552     $10.579    $10.462
Number of Units Outstanding at End of Year                                                       4,173      14,189     16,994

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.240    $10.302
Accumulation Unit Value Ending                                                                 $10.240     $10.302    $10.507
Number of Units Outstanding at End of Year                                                      14,526      25,460     28,759

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.772    $10.868
Accumulation Unit Value Ending                                                                 $10.772     $10.868    $11.826
Number of Units Outstanding at End of Year                                                         746       1,026        560

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.182    $10.484
Accumulation Unit Value Ending                                                                 $11.182     $10.484    $11.467
Number of Units Outstanding at End of Year                                                       3,590       5,605      6,181

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.555    $11.787
Accumulation Unit Value Ending                                                                 $10.555     $11.787    $12.893
Number of Units Outstanding at End of Year                                                         604       5,525      5,562

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.446    $10.837
Accumulation Unit Value Ending                                                                 $10.446     $10.837    $11.636
Number of Units Outstanding at End of Year                                                       3,115       9,211     16,451

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.060    $11.263
Accumulation Unit Value Ending                                                                 $11.060     $11.263    $13.123
Number of Units Outstanding at End of Year                                                      10,015      22,659     28,044

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.876     $9.719
Accumulation Unit Value Ending                                                                  $9.876      $9.719    $10.370
Number of Units Outstanding at End of Year                                                       1,749       8,406      8,505

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.055    $15.627
Accumulation Unit Value Ending                                                                 $12.055     $15.627    $21.408
Number of Units Outstanding at End of Year                                                           0         998      5,890

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.403    $18.475
Accumulation Unit Value Ending                                                                 $12.403     $18.475    $22.587
Number of Units Outstanding at End of Year                                                       1,041      46,948     59,022

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.066    $12.075
Accumulation Unit Value Ending                                                                 $11.066     $12.075    $12.441
Number of Units Outstanding at End of Year                                                       1,328       2,104      3,261

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.145    $10.289
Accumulation Unit Value Ending                                                                 $10.145     $10.289    $10.419
Number of Units Outstanding at End of Year                                                       2,468       4,725      5,556

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.037    $11.892
Accumulation Unit Value Ending                                                                 $11.037     $11.892    $13.544
Number of Units Outstanding at End of Year                                                       4,249       8,218     12,839

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.340    $11.726
Accumulation Unit Value Ending                                                                 $10.340     $11.726    $11.954
Number of Units Outstanding at End of Year                                                         582         812      1,579

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.799    $14.675
Accumulation Unit Value Ending                                                                 $12.799     $14.675    $19.841
Number of Units Outstanding at End of Year                                                      16,676      26,236     23,273

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.











                                                      Accumulation Unit Values(1)
                                                     LBL Consultant Solutions Plus
                                       with EEDB 71-79 (& with/without SPB and with/without ABR)

*The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30,
2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares
Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I
Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.686    $11.047
Accumulation Unit Value Ending                                                                 $10.686     $11.047    $12.234
Number of Units Outstanding at End of Year                                                       1,472           0          0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.246    $10.909
Accumulation Unit Value Ending                                                                 $10.246     $10.909    $11.344
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.756
Number of Units Outstanding at End of Year                                                          --          --          0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.928    $11.494
Accumulation Unit Value Ending                                                                 $10.928     $11.494    $12.508
Number of Units Outstanding at End of Year                                                         209         208        208

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.047    $11.006
Accumulation Unit Value Ending                                                                 $10.047     $11.006    $11.321
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.163    $11.375
Accumulation Unit Value Ending                                                                 $10.163     $11.375    $13.269
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.569    $11.352
Accumulation Unit Value Ending                                                                 $10.569     $11.352    $12.232
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.160    $10.339
Accumulation Unit Value Ending                                                                 $10.160     $10.339    $10.862
Number of Units Outstanding at End of Year                                                           0       1,906      2,013

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.326    $12.955
Accumulation Unit Value Ending                                                                 $11.326     $12.955    $14.155
Number of Units Outstanding at End of Year                                                         156         156        542

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.780    $11.160
Accumulation Unit Value Ending                                                                 $10.780     $11.160    $13.123
Number of Units Outstanding at End of Year                                                           0       6,054      5,868

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.754    $10.091
Accumulation Unit Value Ending                                                                  $9.754     $10.091    $10.545
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.609    $10.877
Accumulation Unit Value Ending                                                                 $10.609     $10.877    $12.312
Number of Units Outstanding at End of Year                                                       1,760       3,695      3,659

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.159    $10.150
Accumulation Unit Value Ending                                                                 $10.159     $10.150    $10.364
Number of Units Outstanding at End of Year                                                       5,373      11,047     11,692

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.910     $9.987
Accumulation Unit Value Ending                                                                  $9.910      $9.987    $10.245
Number of Units Outstanding at End of Year                                                           0      12,403     13,549

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.871    $12.661
Accumulation Unit Value Ending                                                                 $10.871     $12.661    $14.622
Number of Units Outstanding at End of Year                                                         912         329        328

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.566    $11.154
Accumulation Unit Value Ending                                                                 $10.566     $11.154    $12.077
Number of Units Outstanding at End of Year                                                           0       1,767      1,811

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.254    $11.724
Accumulation Unit Value Ending                                                                 $11.254     $11.724    $13.572
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.427    $12.612
Accumulation Unit Value Ending                                                                 $11.427     $12.612    $13.494
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.240    $12.124
Accumulation Unit Value Ending                                                                 $11.240     $12.124    $13.679
Number of Units Outstanding at End of Year                                                           0       1,625      1,599

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.276    $12.263
Accumulation Unit Value Ending                                                                 $11.276     $12.263    $13.320
Number of Units Outstanding at End of Year                                                         214         213        213

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.929
Accumulation Unit Value Ending                                                                      --     $10.929    $13.060
Number of Units Outstanding at End of Year                                                          --           0          0

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.267    $10.442
Accumulation Unit Value Ending                                                                 $10.267     $10.442    $12.069
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.811    $10.976
Accumulation Unit Value Ending                                                                 $10.811     $10.976    $11.876
Number of Units Outstanding at End of Year                                                       3,242       6,493      6,585

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.364    $10.766
Accumulation Unit Value Ending                                                                 $10.364     $10.766    $12.430
Number of Units Outstanding at End of Year                                                       1,625       1,625      1,625

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.593    $10.600
Accumulation Unit Value Ending                                                                 $10.593     $10.600    $11.432
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.413    $10.642
Accumulation Unit Value Ending                                                                 $10.413     $10.642    $11.198
Number of Units Outstanding at End of Year                                                       $0.00         254        254

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.750    $11.281
Accumulation Unit Value Ending                                                                 $10.750     $11.281    $12.466
Number of Units Outstanding at End of Year                                                           0           0          0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.890    $10.185
Accumulation Unit Value Ending                                                                  $9.890     $10.185    $11.278
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.724    $10.788
Accumulation Unit Value Ending                                                                 $10.724     $10.788    $11.808
Number of Units Outstanding at End of Year                                                           0       1,827      1,852

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.113    $11.602
Accumulation Unit Value Ending                                                                 $11.113     $11.602    $13.709
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.675
Accumulation Unit Value Ending                                                                      --     $11.675    $11.757
Number of Units Outstanding at End of Year                                                          --           0          0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.327    $12.669
Accumulation Unit Value Ending                                                                 $11.327     $12.669    $14.579
Number of Units Outstanding at End of Year                                                         555           0          0

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.261    $12.115
Accumulation Unit Value Ending                                                                 $11.261     $12.115    $13.620
Number of Units Outstanding at End of Year                                                       1,606       1,606      1,606

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.324    $10.645
Accumulation Unit Value Ending                                                                 $10.324     $10.645    $10.666
Number of Units Outstanding at End of Year                                                           0         244        244

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.904     $9.980
Accumulation Unit Value Ending                                                                  $9.904      $9.980    $10.237
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.538    $10.548
Accumulation Unit Value Ending                                                                 $10.538     $10.548    $10.416
Number of Units Outstanding at End of Year                                                       2,088       2,332      2,088

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.226    $10.272
Accumulation Unit Value Ending                                                                 $10.226     $10.272    $10.460
Number of Units Outstanding at End of Year                                                       5,528      13,752     14,624

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.761    $10.840
Accumulation Unit Value Ending                                                                 $10.761     $10.840    $11.778
Number of Units Outstanding at End of Year                                                           0         246        246

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.167    $10.454
Accumulation Unit Value Ending                                                                 $11.167     $10.454    $11.416
Number of Units Outstanding at End of Year                                                       1,052       1,052      1,052

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.540    $11.752
Accumulation Unit Value Ending                                                                 $10.540     $11.752    $12.836
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.432    $10.806
Accumulation Unit Value Ending                                                                 $10.432     $10.806    $11.584
Number of Units Outstanding at End of Year                                                       3,241       3,495      3,495

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.045    $11.230
Accumulation Unit Value Ending                                                                 $11.045     $11.230    $13.065
Number of Units Outstanding at End of Year                                                           0       1,992      1,911

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.863     $9.690
Accumulation Unit Value Ending                                                                  $9.863      $9.690    $10.324
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.039    $15.582
Accumulation Unit Value Ending                                                                 $12.039     $15.582    $21.313
Number of Units Outstanding at End of Year                                                         264           0          0

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.386    $18.421
Accumulation Unit Value Ending                                                                 $12.386     $18.421    $22.487
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.050    $12.039
Accumulation Unit Value Ending                                                                 $11.050     $12.039    $12.386
Number of Units Outstanding at End of Year                                                         850           0          0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.131    $10.259
Accumulation Unit Value Ending                                                                 $10.131     $10.259    $10.372
Number of Units Outstanding at End of Year                                                           0       3,969      4,217

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.022    $11.858
Accumulation Unit Value Ending                                                                 $11.022     $11.858    $13.484
Number of Units Outstanding at End of Year                                                           0         226        225

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.325    $11.692
Accumulation Unit Value Ending                                                                 $10.325     $11.692    $11.902
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.782    $14.633
Accumulation Unit Value Ending                                                                 $12.782     $14.633    $19.753
Number of Units Outstanding at End of Year                                                       3,680       8,821      7,862


(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.










                                                      Accumulation Unit Values(1)
                                                     LBL Consultant Solutions Plus
                           with EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

*The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30,
2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares
Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I
Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.671    $11.014
Accumulation Unit Value Ending                                                                 $10.671     $11.014    $12.179
Number of Units Outstanding at End of Year                                                       2,620       6,944      4,656

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.232    $10.877
Accumulation Unit Value Ending                                                                 $10.232     $10.877    $11.294
Number of Units Outstanding at End of Year                                                           0         466        712

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.745
Number of Units Outstanding at End of Year                                                          --          --      1,759

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.913    $11.461
Accumulation Unit Value Ending                                                                 $10.913     $11.461    $12.453
Number of Units Outstanding at End of Year                                                       1,054       2,769      3,507

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.033    $10.974
Accumulation Unit Value Ending                                                                 $10.033     $10.974    $11.270
Number of Units Outstanding at End of Year                                                       1,000       3,053      3,463

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.148    $11.342
Accumulation Unit Value Ending                                                                 $10.148     $11.342    $13.210
Number of Units Outstanding at End of Year                                                          23         437      1,034

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.554    $11.319
Accumulation Unit Value Ending                                                                 $10.554     $11.319    $12.177
Number of Units Outstanding at End of Year                                                       3,165       4,928      6,020

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.146    $10.309
Accumulation Unit Value Ending                                                                 $10.146     $10.309    $10.813
Number of Units Outstanding at End of Year                                                         131       5,198      5,143

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.311    $12.917
Accumulation Unit Value Ending                                                                 $11.311     $12.917    $14.092
Number of Units Outstanding at End of Year                                                           0       6,317      7,143

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.765    $11.127
Accumulation Unit Value Ending                                                                 $10.765     $11.127    $13.065
Number of Units Outstanding at End of Year                                                       3,393       5,631      5,812

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.741    $10.062
Accumulation Unit Value Ending                                                                  $9.741     $10.062    $10.498
Number of Units Outstanding at End of Year                                                         980       1,785      1,785

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.594    $10.845
Accumulation Unit Value Ending                                                                 $10.594     $10.845    $12.257
Number of Units Outstanding at End of Year                                                       3,741       9,049     10,988

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.145    $10.120
Accumulation Unit Value Ending                                                                 $10.145     $10.120    $10.318
Number of Units Outstanding at End of Year                                                       1,311       7,060      8,068

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.896     $9.958
Accumulation Unit Value Ending                                                                  $9.896      $9.958    $10.200
Number of Units Outstanding at End of Year                                                       2,778      34,371     24,171

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.856    $12.625
Accumulation Unit Value Ending                                                                 $10.856     $12.625    $14.557
Number of Units Outstanding at End of Year                                                         428       2,407      2,853

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.551    $11.122
Accumulation Unit Value Ending                                                                 $10.551     $11.122    $12.023
Number of Units Outstanding at End of Year                                                           0       4,544      5,105

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.239    $11.690
Accumulation Unit Value Ending                                                                 $11.239     $11.690    $13.512
Number of Units Outstanding at End of Year                                                       1,202       1,202      1,202

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.411    $12.575
Accumulation Unit Value Ending                                                                 $11.411     $12.575    $13.434
Number of Units Outstanding at End of Year                                                           0         373        373

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.225    $12.089
Accumulation Unit Value Ending                                                                 $11.225     $12.089    $13.619
Number of Units Outstanding at End of Year                                                       1,115       4,238      5,181

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.260    $12.228
Accumulation Unit Value Ending                                                                 $11.260     $12.228    $13.261
Number of Units Outstanding at End of Year                                                       1,544       1,730      1,725

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.918
Accumulation Unit Value Ending                                                                      --     $10.918    $13.027
Number of Units Outstanding at End of Year                                                          --           0          0

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.253    $10.411
Accumulation Unit Value Ending                                                                 $10.253     $10.411    $12.016
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.796    $10.944
Accumulation Unit Value Ending                                                                 $10.796     $10.944    $11.824
Number of Units Outstanding at End of Year                                                       1,940       5,298      6,018

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.349    $10.734
Accumulation Unit Value Ending                                                                 $10.349     $10.734    $12.375
Number of Units Outstanding at End of Year                                                           0           0          0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.578    $10.569
Accumulation Unit Value Ending                                                                 $10.578     $10.569    $11.382
Number of Units Outstanding at End of Year                                                       5,103       6,420      6,663

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.399    $10.611
Accumulation Unit Value Ending                                                                 $10.399     $10.611    $11.148
Number of Units Outstanding at End of Year                                                     $220.00       3,709      4,405

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.735    $11.248
Accumulation Unit Value Ending                                                                 $10.735     $11.248    $12.411
Number of Units Outstanding at End of Year                                                         651         845        814

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.876    $10.155
Accumulation Unit Value Ending                                                                  $9.876     $10.155    $11.228
Number of Units Outstanding at End of Year                                                      12,151         794        759

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.709    $10.757
Accumulation Unit Value Ending                                                                 $10.709     $10.757    $11.756
Number of Units Outstanding at End of Year                                                       6,174      10,396     11,256

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.097    $11.568
Accumulation Unit Value Ending                                                                 $11.097     $11.568    $13.648
Number of Units Outstanding at End of Year                                                         423       1,147      1,104

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.663
Accumulation Unit Value Ending                                                                      --     $11.663    $11.727
Number of Units Outstanding at End of Year                                                          --           0        193

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.312    $12.632
Accumulation Unit Value Ending                                                                 $11.312     $12.632    $14.515
Number of Units Outstanding at End of Year                                                          61       6,268      6,487

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.245    $12.079
Accumulation Unit Value Ending                                                                 $11.245     $12.079    $13.560
Number of Units Outstanding at End of Year                                                      12,283       7,138      7,267

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.310    $10.614
Accumulation Unit Value Ending                                                                 $10.310     $10.614    $10.619
Number of Units Outstanding at End of Year                                                         549       3,739      2,026

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.890     $9.951
Accumulation Unit Value Ending                                                                  $9.890      $9.951    $10.192
Number of Units Outstanding at End of Year                                                       3,440      15,412     15,970

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.523    $10.517
Accumulation Unit Value Ending                                                                 $10.523     $10.517    $10.370
Number of Units Outstanding at End of Year                                                       1,571       4,203      5,230

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.212    $10.242
Accumulation Unit Value Ending                                                                 $10.212     $10.242    $10.414
Number of Units Outstanding at End of Year                                                       5,179       5,771      6,523

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.750    $10.813
Accumulation Unit Value Ending                                                                 $10.750     $10.813    $11.730
Number of Units Outstanding at End of Year                                                          80         119         64

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.151    $10.423
Accumulation Unit Value Ending                                                                 $11.151     $10.423    $11.365
Number of Units Outstanding at End of Year                                                       1,714       4,214      4,697

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.526    $11.718
Accumulation Unit Value Ending                                                                 $10.526     $11.718    $12.779
Number of Units Outstanding at End of Year                                                         917         917        917

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.417    $10.774
Accumulation Unit Value Ending                                                                 $10.417     $10.774    $11.533
Number of Units Outstanding at End of Year                                                         478       4,786      5,763

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.029    $11.197
Accumulation Unit Value Ending                                                                 $11.029     $11.197    $13.007
Number of Units Outstanding at End of Year                                                       1,764       9,332     10,239

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.849     $9.662
Accumulation Unit Value Ending                                                                  $9.849      $9.662    $10.278
Number of Units Outstanding at End of Year                                                         700       1,385      1,437

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.022    $15.536
Accumulation Unit Value Ending                                                                 $12.022     $15.536    $21.218
Number of Units Outstanding at End of Year                                                           0         641        641

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.369    $18.368
Accumulation Unit Value Ending                                                                 $12.369     $18.368    $22.387
Number of Units Outstanding at End of Year                                                           0         357        357

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.035    $12.004
Accumulation Unit Value Ending                                                                 $11.035     $12.004    $12.331
Number of Units Outstanding at End of Year                                                           0          37        224

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.117    $10.229
Accumulation Unit Value Ending                                                                 $10.117     $10.229    $10.326
Number of Units Outstanding at End of Year                                                       1,042       1,661      2,059

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.006    $11.823
Accumulation Unit Value Ending                                                                 $11.006     $11.823    $13.425
Number of Units Outstanding at End of Year                                                       3,296       9,480     10,060

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.311    $11.658
Accumulation Unit Value Ending                                                                 $10.311     $11.658    $11.849
Number of Units Outstanding at End of Year                                                       1,164       2,858      3,691

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.764    $14.590
Accumulation Unit Value Ending                                                                 $12.764     $14.590    $19.666
Number of Units Outstanding at End of Year                                                         602       2,671      1,356

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.












                                                      Accumulation Unit Values(1)
                                                     LBL Consultant Solutions Plus
                           with EPB (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

*The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30,
2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares
Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I
Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.656    $10.982
Accumulation Unit Value Ending                                                                 $10.656     $10.982    $12.125
Number of Units Outstanding at End of Year                                                         356           0          0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.217    $10.845
Accumulation Unit Value Ending                                                                 $10.217     $10.845    $11.244
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.734
Number of Units Outstanding at End of Year                                                          --          --          0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.897    $11.427
Accumulation Unit Value Ending                                                                 $10.897     $11.427    $12.398
Number of Units Outstanding at End of Year                                                         245         246        246

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.019    $10.942
Accumulation Unit Value Ending                                                                 $10.019     $10.942    $11.220
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.134    $11.309
Accumulation Unit Value Ending                                                                 $10.134     $11.309    $13.152
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.539    $11.286
Accumulation Unit Value Ending                                                                 $10.539     $11.286    $12.123
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.132    $10.279
Accumulation Unit Value Ending                                                                 $10.132     $10.279    $10.765
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.295    $12.880
Accumulation Unit Value Ending                                                                 $11.295     $12.880    $14.030
Number of Units Outstanding at End of Year                                                         237       1,479      1,454

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.750    $11.095
Accumulation Unit Value Ending                                                                 $10.750     $11.095    $13.007
Number of Units Outstanding at End of Year                                                       7,253       7,712      7,072

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.727    $10.032
Accumulation Unit Value Ending                                                                  $9.727     $10.032    $10.452
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.579    $10.813
Accumulation Unit Value Ending                                                                 $10.579     $10.813    $12.202
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.130    $10.091
Accumulation Unit Value Ending                                                                 $10.130     $10.091    $10.272
Number of Units Outstanding at End of Year                                                       2,451       1,826      1,826

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.882     $9.929
Accumulation Unit Value Ending                                                                  $9.882      $9.929    $10.155
Number of Units Outstanding at End of Year                                                       3,466       3,490      3,633

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.840    $12.588
Accumulation Unit Value Ending                                                                 $10.840     $12.588    $14.492
Number of Units Outstanding at End of Year                                                       1,340       1,269      1,177

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.537    $11.089
Accumulation Unit Value Ending                                                                 $10.537     $11.089    $11.970
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.223    $11.655
Accumulation Unit Value Ending                                                                 $11.223     $11.655    $13.452
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.395    $12.539
Accumulation Unit Value Ending                                                                 $11.395     $12.539    $13.375
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.209    $12.053
Accumulation Unit Value Ending                                                                 $11.209     $12.053    $13.558
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.245    $12.192
Accumulation Unit Value Ending                                                                 $11.245     $12.192    $13.202
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.906
Accumulation Unit Value Ending                                                                      --     $10.906    $12.993
Number of Units Outstanding at End of Year                                                          --           0          0

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.238    $10.381
Accumulation Unit Value Ending                                                                 $10.238     $10.381    $11.962
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.781    $10.912
Accumulation Unit Value Ending                                                                 $10.781     $10.912    $11.771
Number of Units Outstanding at End of Year                                                         907         907        907

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.335    $10.703
Accumulation Unit Value Ending                                                                 $10.335     $10.703    $12.320
Number of Units Outstanding at End of Year                                                           0           0          0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.563    $10.538
Accumulation Unit Value Ending                                                                 $10.563     $10.538    $11.331
Number of Units Outstanding at End of Year                                                       3,003       3,292      3,272

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.384    $10.580
Accumulation Unit Value Ending                                                                 $10.384     $10.580    $11.098
Number of Units Outstanding at End of Year                                                       $0.00           0          0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.720    $11.215
Accumulation Unit Value Ending                                                                 $10.720     $11.215    $12.355
Number of Units Outstanding at End of Year                                                           0           0          0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.862    $10.126
Accumulation Unit Value Ending                                                                  $9.862     $10.126    $11.178
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.694    $10.725
Accumulation Unit Value Ending                                                                 $10.694     $10.725    $11.703
Number of Units Outstanding at End of Year                                                         750         763        763

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.082    $11.534
Accumulation Unit Value Ending                                                                 $11.082     $11.534    $13.587
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.651
Accumulation Unit Value Ending                                                                      --     $11.651    $11.697
Number of Units Outstanding at End of Year                                                          --           0          0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.296    $12.595
Accumulation Unit Value Ending                                                                 $11.296     $12.595    $14.450
Number of Units Outstanding at End of Year                                                       1,286       1,269      1,181

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.230    $12.044
Accumulation Unit Value Ending                                                                 $11.230     $12.044    $13.500
Number of Units Outstanding at End of Year                                                       2,192       2,225      2,163

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.296    $10.583
Accumulation Unit Value Ending                                                                 $10.296     $10.583    $10.572
Number of Units Outstanding at End of Year                                                       4,295       4,134      3,049

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.876     $9.922
Accumulation Unit Value Ending                                                                  $9.876      $9.922    $10.147
Number of Units Outstanding at End of Year                                                         271         795        795

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.508    $10.487
Accumulation Unit Value Ending                                                                 $10.508     $10.487    $10.324
Number of Units Outstanding at End of Year                                                         255         257        257

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.197    $10.212
Accumulation Unit Value Ending                                                                 $10.197     $10.212    $10.368
Number of Units Outstanding at End of Year                                                       6,419       6,260      5,143

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.739    $10.785
Accumulation Unit Value Ending                                                                 $10.739     $10.785    $11.682
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.136    $10.393
Accumulation Unit Value Ending                                                                 $11.136     $10.393    $11.315
Number of Units Outstanding at End of Year                                                         240         264        264

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.511    $11.684
Accumulation Unit Value Ending                                                                 $10.511     $11.684    $12.722
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.403    $10.743
Accumulation Unit Value Ending                                                                 $10.403     $10.743    $11.481
Number of Units Outstanding at End of Year                                                       1,813       1,813      1,813

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.014    $11.165
Accumulation Unit Value Ending                                                                 $11.014     $11.165    $12.949
Number of Units Outstanding at End of Year                                                         243         247        247

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.835     $9.634
Accumulation Unit Value Ending                                                                  $9.835      $9.634    $10.233
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.005    $15.491
Accumulation Unit Value Ending                                                                 $12.005     $15.491    $21.124
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.352    $18.314
Accumulation Unit Value Ending                                                                 $12.352     $18.314    $22.288
Number of Units Outstanding at End of Year                                                           0           0        896

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.019    $11.969
Accumulation Unit Value Ending                                                                 $11.019     $11.969    $12.277
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.103    $10.200
Accumulation Unit Value Ending                                                                 $10.103     $10.200    $10.281
Number of Units Outstanding at End of Year                                                         265         267        267

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.991    $11.789
Accumulation Unit Value Ending                                                                 $10.991     $11.789    $13.365
Number of Units Outstanding at End of Year                                                       7,094       7,269      6,876

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.297    $11.624
Accumulation Unit Value Ending                                                                 $10.297     $11.624    $11.796
Number of Units Outstanding at End of Year                                                         260         277        277

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.746    $14.547
Accumulation Unit Value Ending                                                                 $12.746     $14.547    $19.578
Number of Units Outstanding at End of Year                                                       4,200       4,118      3,664


(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.










                                                      Accumulation Unit Values(1)
                                                     LBL Consultant Solutions Plus
                                 with EPB (Annual Increase) (& with/without SPB and with/without ABR)

*The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30,
2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares
Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I
Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.696    $11.068
Accumulation Unit Value Ending                                                                 $10.696     $11.068    $12.270
Number of Units Outstanding at End of Year                                                      25,317      43,639     43,366

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.255    $10.930
Accumulation Unit Value Ending                                                                 $10.255     $10.930    $11.378
Number of Units Outstanding at End of Year                                                       8,906      16,387     12,962

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.763
Number of Units Outstanding at End of Year                                                          --          --     23,171

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.938    $11.516
Accumulation Unit Value Ending                                                                 $10.938     $11.516    $12.545
Number of Units Outstanding at End of Year                                                      14,667      37,551     56,523

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.056    $11.027
Accumulation Unit Value Ending                                                                 $10.056     $11.027    $11.354
Number of Units Outstanding at End of Year                                                      10,691      26,696     30,732

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.172    $11.398
Accumulation Unit Value Ending                                                                 $10.172     $11.398    $13.309
Number of Units Outstanding at End of Year                                                         728       3,757      4,630

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.579    $11.374
Accumulation Unit Value Ending                                                                 $10.579     $11.374    $12.268
Number of Units Outstanding at End of Year                                                      22,787      42,635     40,957

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.170    $10.359
Accumulation Unit Value Ending                                                                 $10.170     $10.359    $10.894
Number of Units Outstanding at End of Year                                                       5,428      13,904     15,749

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.337    $12.980
Accumulation Unit Value Ending                                                                 $11.337     $12.980    $14.197
Number of Units Outstanding at End of Year                                                      13,079      86,642    124,819

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.790    $11.181
Accumulation Unit Value Ending                                                                 $10.790     $11.181    $13.162
Number of Units Outstanding at End of Year                                                      27,508      67,103     82,176

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.763    $10.111
Accumulation Unit Value Ending                                                                  $9.763     $10.111    $10.576
Number of Units Outstanding at End of Year                                                      11,619      21,301     23,353

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.619    $10.898
Accumulation Unit Value Ending                                                                 $10.619     $10.898    $12.348
Number of Units Outstanding at End of Year                                                      35,403      99,637    116,568

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.168    $10.170
Accumulation Unit Value Ending                                                                 $10.168     $10.170    $10.395
Number of Units Outstanding at End of Year                                                      37,500      90,093    108,631

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.919    $10.006
Accumulation Unit Value Ending                                                                  $9.919     $10.006    $10.276
Number of Units Outstanding at End of Year                                                      68,633     154,001    271,678

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.881    $12.686
Accumulation Unit Value Ending                                                                 $10.881     $12.686    $14.665
Number of Units Outstanding at End of Year                                                       5,122      24,392     72,070

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.576    $11.176
Accumulation Unit Value Ending                                                                 $10.576     $11.176    $12.112
Number of Units Outstanding at End of Year                                                      10,943      29,133     29,043

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.265    $11.747
Accumulation Unit Value Ending                                                                 $11.265     $11.747    $13.612
Number of Units Outstanding at End of Year                                                       8,014      13,252     17,637

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.438    $12.636
Accumulation Unit Value Ending                                                                 $11.438     $12.636    $13.534
Number of Units Outstanding at End of Year                                                      12,099      32,651     16,807

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.251    $12.148
Accumulation Unit Value Ending                                                                 $11.251     $12.148    $13.720
Number of Units Outstanding at End of Year                                                      18,227      69,475     63,353

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.287    $12.287
Accumulation Unit Value Ending                                                                 $11.287     $12.287    $13.359
Number of Units Outstanding at End of Year                                                       5,192      16,752     13,339

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.936
Accumulation Unit Value Ending                                                                      --     $10.936    $13.082
Number of Units Outstanding at End of Year                                                          --       4,802     11,437

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.277    $10.462
Accumulation Unit Value Ending                                                                 $10.277     $10.462    $12.105
Number of Units Outstanding at End of Year                                                       8,997      17,518     14,318

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.821    $10.998
Accumulation Unit Value Ending                                                                 $10.821     $10.998    $11.912
Number of Units Outstanding at End of Year                                                      27,738      67,487     76,131

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.373    $10.786
Accumulation Unit Value Ending                                                                 $10.373     $10.786    $12.467
Number of Units Outstanding at End of Year                                                       5,105      10,612     10,070

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.603    $10.620
Accumulation Unit Value Ending                                                                 $10.603     $10.620    $11.466
Number of Units Outstanding at End of Year                                                      37,245      40,014     39,594

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.423    $10.663
Accumulation Unit Value Ending                                                                 $10.423     $10.663    $11.231
Number of Units Outstanding at End of Year                                                     $663.00      17,565     32,025

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.760    $11.303
Accumulation Unit Value Ending                                                                 $10.760     $11.303    $12.503
Number of Units Outstanding at End of Year                                                       1,061       7,183      7,484

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.899    $10.205
Accumulation Unit Value Ending                                                                  $9.899     $10.205    $11.312
Number of Units Outstanding at End of Year                                                       3,598      10,432     11,959

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.734    $10.809
Accumulation Unit Value Ending                                                                 $10.734     $10.809    $11.843
Number of Units Outstanding at End of Year                                                      28,414      58,710     53,612

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.123    $11.624
Accumulation Unit Value Ending                                                                 $11.123     $11.624    $13.749
Number of Units Outstanding at End of Year                                                       6,310      19,306     41,143

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.683
Accumulation Unit Value Ending                                                                      --     $11.683    $11.777
Number of Units Outstanding at End of Year                                                          --         494      8,140

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.338    $12.693
Accumulation Unit Value Ending                                                                 $11.338     $12.693    $14.623
Number of Units Outstanding at End of Year                                                       7,357      36,084     37,787

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.271    $12.138
Accumulation Unit Value Ending                                                                 $11.271     $12.138    $13.661
Number of Units Outstanding at End of Year                                                      25,188      54,027     82,263

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.334    $10.665
Accumulation Unit Value Ending                                                                 $10.334     $10.665    $10.698
Number of Units Outstanding at End of Year                                                       9,814      53,068     48,805

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.913     $9.999
Accumulation Unit Value Ending                                                                  $9.913      $9.999    $10.268
Number of Units Outstanding at End of Year                                                      13,783      94,849     80,245

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.547    $10.569
Accumulation Unit Value Ending                                                                 $10.547     $10.569    $10.447
Number of Units Outstanding at End of Year                                                      60,872      86,307     92,621

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.235    $10.292
Accumulation Unit Value Ending                                                                 $10.235     $10.292    $10.491
Number of Units Outstanding at End of Year                                                      49,574     106,617    129,231

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.768    $10.859
Accumulation Unit Value Ending                                                                 $10.768     $10.859    $11.810
Number of Units Outstanding at End of Year                                                      12,439      17,797     14,953

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.177    $10.474
Accumulation Unit Value Ending                                                                 $11.177     $10.474    $11.450
Number of Units Outstanding at End of Year                                                      19,081      22,816     15,299

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.550    $11.775
Accumulation Unit Value Ending                                                                 $10.550     $11.775    $12.874
Number of Units Outstanding at End of Year                                                       2,242       7,196     10,992

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.441    $10.827
Accumulation Unit Value Ending                                                                 $10.441     $10.827    $11.618
Number of Units Outstanding at End of Year                                                       3,573      45,083     74,839

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.055    $11.252
Accumulation Unit Value Ending                                                                 $11.055     $11.252    $13.104
Number of Units Outstanding at End of Year                                                      51,446     138,919    170,974

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.872     $9.709
Accumulation Unit Value Ending                                                                  $9.872      $9.709    $10.355
Number of Units Outstanding at End of Year                                                       2,764      10,245     14,012

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.050    $15.612
Accumulation Unit Value Ending                                                                 $12.050     $15.612    $21.376
Number of Units Outstanding at End of Year                                                         980      11,500     24,649

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.398    $18.457
Accumulation Unit Value Ending                                                                 $12.398     $18.457    $22.554
Number of Units Outstanding at End of Year                                                       1,993      24,872     42,805

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.060    $12.063
Accumulation Unit Value Ending                                                                 $11.060     $12.063    $12.423
Number of Units Outstanding at End of Year                                                       1,818       6,508      6,488

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.140    $10.279
Accumulation Unit Value Ending                                                                 $10.140     $10.279    $10.403
Number of Units Outstanding at End of Year                                                       7,668      32,119     37,953

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.032    $11.881
Accumulation Unit Value Ending                                                                 $11.032     $11.881    $13.524
Number of Units Outstanding at End of Year                                                      28,708      77,696     92,352

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.335    $11.715
Accumulation Unit Value Ending                                                                 $10.335     $11.715    $11.937
Number of Units Outstanding at End of Year                                                       2,465       4,131      5,472

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.794    $14.661
Accumulation Unit Value Ending                                                                 $12.794     $14.661    $19.812
Number of Units Outstanding at End of Year                                                      51,226      94,338    102,746



(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.











                                                      Accumulation Unit Values(1)
                                                     LBL Consultant Solutions Plus
                                    with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

*The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30,
2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares
Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I
Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.681    $11.036
Accumulation Unit Value Ending                                                                 $10.681     $11.036    $12.215
Number of Units Outstanding at End of Year                                                           0         476        327

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.241    $10.898
Accumulation Unit Value Ending                                                                 $10.241     $10.898    $11.328
Number of Units Outstanding at End of Year                                                           0         714        732

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.752
Number of Units Outstanding at End of Year                                                          --          --        239

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.923    $11.483
Accumulation Unit Value Ending                                                                 $10.923     $11.483    $12.490
Number of Units Outstanding at End of Year                                                          30       7,447      8,219

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.042    $10.995
Accumulation Unit Value Ending                                                                 $10.042     $10.995    $11.304
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.158    $11.364
Accumulation Unit Value Ending                                                                 $10.158     $11.364    $13.250
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.564    $11.341
Accumulation Unit Value Ending                                                                 $10.564     $11.341    $12.214
Number of Units Outstanding at End of Year                                                          31          63         67

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.155    $10.329
Accumulation Unit Value Ending                                                                 $10.155     $10.329    $10.846
Number of Units Outstanding at End of Year                                                         769       2,216      1,877

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.321    $12.942
Accumulation Unit Value Ending                                                                 $11.321     $12.942    $14.134
Number of Units Outstanding at End of Year                                                       1,503       4,028      6,636

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.775    $11.149
Accumulation Unit Value Ending                                                                 $10.775     $11.149    $13.104
Number of Units Outstanding at End of Year                                                         966       3,762      4,317

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.750    $10.081
Accumulation Unit Value Ending                                                                  $9.750     $10.081    $10.529
Number of Units Outstanding at End of Year                                                         427       2,261      1,878

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.604    $10.866
Accumulation Unit Value Ending                                                                 $10.604     $10.866    $12.293
Number of Units Outstanding at End of Year                                                       1,998       8,307     11,898

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.154    $10.140
Accumulation Unit Value Ending                                                                 $10.154     $10.140    $10.349
Number of Units Outstanding at End of Year                                                       6,049       7,560      6,226

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.905     $9.977
Accumulation Unit Value Ending                                                                  $9.905      $9.977    $10.230
Number of Units Outstanding at End of Year                                                       1,217      14,709     24,968

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.866    $12.649
Accumulation Unit Value Ending                                                                 $10.866     $12.649    $14.600
Number of Units Outstanding at End of Year                                                         240       2,630      5,232

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.561    $11.143
Accumulation Unit Value Ending                                                                 $10.561     $11.143    $12.059
Number of Units Outstanding at End of Year                                                           0          35         39

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.249    $11.712
Accumulation Unit Value Ending                                                                 $11.249     $11.712    $13.552
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.422    $12.600
Accumulation Unit Value Ending                                                                 $11.422     $12.600    $13.474
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.235    $12.112
Accumulation Unit Value Ending                                                                 $11.235     $12.112    $13.659
Number of Units Outstanding at End of Year                                                          29       8,225     12,885

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.271    $12.251
Accumulation Unit Value Ending                                                                 $11.271     $12.251    $13.300
Number of Units Outstanding at End of Year                                                           0           0      1,663

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.925
Accumulation Unit Value Ending                                                                      --     $10.925    $13.049
Number of Units Outstanding at End of Year                                                          --           0         51

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.262    $10.432
Accumulation Unit Value Ending                                                                 $10.262     $10.432    $12.051
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.806    $10.966
Accumulation Unit Value Ending                                                                 $10.806     $10.966    $11.859
Number of Units Outstanding at End of Year                                                           0       1,958      5,390

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.359    $10.755
Accumulation Unit Value Ending                                                                 $10.359     $10.755    $12.412
Number of Units Outstanding at End of Year                                                           0           0          0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.588    $10.589
Accumulation Unit Value Ending                                                                 $10.588     $10.589    $11.415
Number of Units Outstanding at End of Year                                                           0         591        890

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.408    $10.632
Accumulation Unit Value Ending                                                                 $10.408     $10.632    $11.181
Number of Units Outstanding at End of Year                                                       $0.00       2,596      4,585

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.745    $11.270
Accumulation Unit Value Ending                                                                 $10.745     $11.270    $12.447
Number of Units Outstanding at End of Year                                                           0       2,899      2,867

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.885    $10.175
Accumulation Unit Value Ending                                                                  $9.885     $10.175    $11.262
Number of Units Outstanding at End of Year                                                           0       1,093      1,082

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.719    $10.778
Accumulation Unit Value Ending                                                                 $10.719     $10.778    $11.791
Number of Units Outstanding at End of Year                                                       1,218       3,339      3,258

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.108    $11.590
Accumulation Unit Value Ending                                                                 $11.108     $11.590    $13.688
Number of Units Outstanding at End of Year                                                       1,175       1,189      3,367

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.671
Accumulation Unit Value Ending                                                                      --     $11.671    $11.747
Number of Units Outstanding at End of Year                                                          --           0         88

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.322    $12.656
Accumulation Unit Value Ending                                                                 $11.322     $12.656    $14.558
Number of Units Outstanding at End of Year                                                           0       2,164      2,145

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.256    $12.103
Accumulation Unit Value Ending                                                                 $11.256     $12.103    $13.600
Number of Units Outstanding at End of Year                                                           0       2,186      4,985

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.319    $10.634
Accumulation Unit Value Ending                                                                 $10.319     $10.634    $10.650
Number of Units Outstanding at End of Year                                                       5,081       6,883      7,436

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.899     $9.970
Accumulation Unit Value Ending                                                                  $9.899      $9.970    $10.222
Number of Units Outstanding at End of Year                                                         659       4,121      4,267

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.533    $10.538
Accumulation Unit Value Ending                                                                 $10.533     $10.538    $10.401
Number of Units Outstanding at End of Year                                                       2,617       4,763      9,244

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.221    $10.262
Accumulation Unit Value Ending                                                                 $10.221     $10.262    $10.445
Number of Units Outstanding at End of Year                                                      11,929      20,347     20,232

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.757    $10.831
Accumulation Unit Value Ending                                                                 $10.757     $10.831    $11.762
Number of Units Outstanding at End of Year                                                          60       1,016      1,766

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.162    $10.444
Accumulation Unit Value Ending                                                                 $11.162     $10.444    $11.399
Number of Units Outstanding at End of Year                                                           0           0          0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.535    $11.741
Accumulation Unit Value Ending                                                                 $10.535     $11.741    $12.817
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.427    $10.795
Accumulation Unit Value Ending                                                                 $10.427     $10.795    $11.567
Number of Units Outstanding at End of Year                                                       1,252       8,767     11,775

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.039    $11.219
Accumulation Unit Value Ending                                                                 $11.039     $11.219    $13.046
Number of Units Outstanding at End of Year                                                       1,182       9,039     11,853

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.858     $9.681
Accumulation Unit Value Ending                                                                  $9.858      $9.681    $10.309
Number of Units Outstanding at End of Year                                                           0         407        405

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.033    $15.567
Accumulation Unit Value Ending                                                                 $12.033     $15.567    $21.281
Number of Units Outstanding at End of Year                                                           0         910        911

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.380    $18.403
Accumulation Unit Value Ending                                                                 $12.380     $18.403    $22.454
Number of Units Outstanding at End of Year                                                           0           0      3,267

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.045    $12.028
Accumulation Unit Value Ending                                                                 $11.045     $12.028    $12.368
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.126    $10.249
Accumulation Unit Value Ending                                                                 $10.126     $10.249    $10.357
Number of Units Outstanding at End of Year                                                          32         496        541

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.017    $11.846
Accumulation Unit Value Ending                                                                 $11.017     $11.846    $13.465
Number of Units Outstanding at End of Year                                                       1,185       3,826      5,347

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.321    $11.681
Accumulation Unit Value Ending                                                                 $10.321     $11.681    $11.884
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.776    $14.618
Accumulation Unit Value Ending                                                                 $12.776     $14.618    $19.724
Number of Units Outstanding at End of Year                                                           0      17,464     21,655


(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.











                                                      Accumulation Unit Values(1)
                                                     LBL Consultant Solutions Plus
                                    with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)


*The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30,
2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares
Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I
Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.666    $11.004
Accumulation Unit Value Ending                                                                 $10.666     $11.004    $12.161
Number of Units Outstanding at End of Year                                                           0       3,951          0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.227    $10.866
Accumulation Unit Value Ending                                                                 $10.227     $10.866    $11.277
Number of Units Outstanding at End of Year                                                           0       1,662        288

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.741
Number of Units Outstanding at End of Year                                                          --          --          0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.908    $11.449
Accumulation Unit Value Ending                                                                 $10.908     $11.449    $12.434
Number of Units Outstanding at End of Year                                                           0         260        508

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.028    $10.963
Accumulation Unit Value Ending                                                                 $10.028     $10.963    $11.254
Number of Units Outstanding at End of Year                                                           0       4,285          0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.144    $11.331
Accumulation Unit Value Ending                                                                 $10.144     $11.331    $13.191
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.549    $11.308
Accumulation Unit Value Ending                                                                 $10.549     $11.308    $12.159
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.141    $10.299
Accumulation Unit Value Ending                                                                 $10.141     $10.299    $10.797
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.305    $12.905
Accumulation Unit Value Ending                                                                 $11.305     $12.905    $14.072
Number of Units Outstanding at End of Year                                                           0       3,328      2,862

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.760    $11.116
Accumulation Unit Value Ending                                                                 $10.760     $11.116    $13.046
Number of Units Outstanding at End of Year                                                           0         391        377

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.736    $10.052
Accumulation Unit Value Ending                                                                  $9.736     $10.052    $10.483
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.589    $10.834
Accumulation Unit Value Ending                                                                 $10.589     $10.834    $12.239
Number of Units Outstanding at End of Year                                                           0       7,033      3,893

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.140    $10.110
Accumulation Unit Value Ending                                                                 $10.140     $10.110    $10.303
Number of Units Outstanding at End of Year                                                           0         235        229

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.892     $9.948
Accumulation Unit Value Ending                                                                  $9.892      $9.948    $10.185
Number of Units Outstanding at End of Year                                                         170       1,953      3,789

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.850    $12.612
Accumulation Unit Value Ending                                                                 $10.850     $12.612    $14.535
Number of Units Outstanding at End of Year                                                           0       1,510      2,009

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.546    $11.111
Accumulation Unit Value Ending                                                                 $10.546     $11.111    $12.005
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.233    $11.678
Accumulation Unit Value Ending                                                                 $11.233     $11.678    $13.492
Number of Units Outstanding at End of Year                                                         150         150        146

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.406    $12.563
Accumulation Unit Value Ending                                                                 $11.406     $12.563    $13.414
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.219    $12.077
Accumulation Unit Value Ending                                                                 $11.219     $12.077    $13.598
Number of Units Outstanding at End of Year                                                           0       1,483      1,813

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.255    $12.216
Accumulation Unit Value Ending                                                                 $11.255     $12.216    $13.241
Number of Units Outstanding at End of Year                                                           0       1,465      1,559

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.914
Accumulation Unit Value Ending                                                                      --     $10.914    $13.016
Number of Units Outstanding at End of Year                                                          --           0          0

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.248    $10.401
Accumulation Unit Value Ending                                                                 $10.248     $10.401    $11.998
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.791    $10.934
Accumulation Unit Value Ending                                                                 $10.791     $10.934    $11.806
Number of Units Outstanding at End of Year                                                           0         782      1,371

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.344    $10.724
Accumulation Unit Value Ending                                                                 $10.344     $10.724    $12.357
Number of Units Outstanding at End of Year                                                           0           0          0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.573    $10.559
Accumulation Unit Value Ending                                                                 $10.573     $10.559    $11.365
Number of Units Outstanding at End of Year                                                           0         519        509

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.394    $10.601
Accumulation Unit Value Ending                                                                 $10.394     $10.601    $11.132
Number of Units Outstanding at End of Year                                                       $0.00           0          0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.730    $11.237
Accumulation Unit Value Ending                                                                 $10.730     $11.237    $12.392
Number of Units Outstanding at End of Year                                                           0       1,134      1,125

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.871    $10.146
Accumulation Unit Value Ending                                                                  $9.871     $10.146    $11.212
Number of Units Outstanding at End of Year                                                           0         419        436

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.704    $10.746
Accumulation Unit Value Ending                                                                 $10.704     $10.746    $11.738
Number of Units Outstanding at End of Year                                                         393         678        680

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.092    $11.556
Accumulation Unit Value Ending                                                                 $11.092     $11.556    $13.628
Number of Units Outstanding at End of Year                                                           0           0        233

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.659
Accumulation Unit Value Ending                                                                      --     $11.659    $11.717
Number of Units Outstanding at End of Year                                                          --           0          0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.306    $12.620
Accumulation Unit Value Ending                                                                 $11.306     $12.620    $14.493
Number of Units Outstanding at End of Year                                                           0         539        529

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.240    $12.068
Accumulation Unit Value Ending                                                                 $11.240     $12.068    $13.540
Number of Units Outstanding at End of Year                                                           0       2,759      2,035

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.305    $10.603
Accumulation Unit Value Ending                                                                 $10.305     $10.603    $10.603
Number of Units Outstanding at End of Year                                                           0       2,702          0

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.885     $9.941
Accumulation Unit Value Ending                                                                  $9.885      $9.941    $10.177
Number of Units Outstanding at End of Year                                                           0       3,072     29,618

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.518    $10.507
Accumulation Unit Value Ending                                                                 $10.518     $10.507    $10.354
Number of Units Outstanding at End of Year                                                           0       1,038      2,656

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.207    $10.232
Accumulation Unit Value Ending                                                                 $10.207     $10.232    $10.399
Number of Units Outstanding at End of Year                                                         165       4,966      3,252

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.746    $10.804
Accumulation Unit Value Ending                                                                 $10.746     $10.804    $11.714
Number of Units Outstanding at End of Year                                                         391         406        421

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.146    $10.413
Accumulation Unit Value Ending                                                                 $11.146     $10.413    $11.348
Number of Units Outstanding at End of Year                                                           0           0          0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.521    $11.707
Accumulation Unit Value Ending                                                                 $10.521     $11.707    $12.760
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.412    $10.764
Accumulation Unit Value Ending                                                                 $10.412     $10.764    $11.516
Number of Units Outstanding at End of Year                                                           0       1,413      1,445

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.024    $11.186
Accumulation Unit Value Ending                                                                 $11.024     $11.186    $12.988
Number of Units Outstanding at End of Year                                                           0       1,795      2,106

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.844     $9.653
Accumulation Unit Value Ending                                                                  $9.844      $9.653    $10.263
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.016    $15.521
Accumulation Unit Value Ending                                                                 $12.016     $15.521    $21.187
Number of Units Outstanding at End of Year                                                         140         222        191

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.363    $18.350
Accumulation Unit Value Ending                                                                 $12.363     $18.350    $22.354
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.030    $11.993
Accumulation Unit Value Ending                                                                 $11.030     $11.993    $12.313
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.112    $10.220
Accumulation Unit Value Ending                                                                 $10.112     $10.220    $10.311
Number of Units Outstanding at End of Year                                                           0         234        228

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.001    $11.812
Accumulation Unit Value Ending                                                                 $11.001     $11.812    $13.405
Number of Units Outstanding at End of Year                                                           0       1,482      2,305

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.306    $11.647
Accumulation Unit Value Ending                                                                 $10.306     $11.647    $11.831
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.758    $14.576
Accumulation Unit Value Ending                                                                 $12.758     $14.576    $19.636
Number of Units Outstanding at End of Year                                                         132       2,849      1,482


(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.











                                                      Accumulation Unit Values(1)
                                                     LBL Consultant Solutions Plus
                        with MAV & EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

*The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30,
2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares
Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I
Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.651    $10.972
Accumulation Unit Value Ending                                                                 $10.651     $10.972    $12.107
Number of Units Outstanding at End of Year                                                       7,253       9,041      8,335

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.213    $10.834
Accumulation Unit Value Ending                                                                 $10.213     $10.834    $11.227
Number of Units Outstanding at End of Year                                                         648         374      3,116

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.730
Number of Units Outstanding at End of Year                                                          --          --      3,274

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.892    $11.416
Accumulation Unit Value Ending                                                                 $10.892     $11.416    $12.379
Number of Units Outstanding at End of Year                                                       4,346       6,590      6,560

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.014    $10.931
Accumulation Unit Value Ending                                                                 $10.014     $10.931    $11.204
Number of Units Outstanding at End of Year                                                       2,261       3,362      6,679

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.130    $11.298
Accumulation Unit Value Ending                                                                 $10.130     $11.298    $13.132
Number of Units Outstanding at End of Year                                                       2,742       4,025      5,908

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.535    $11.275
Accumulation Unit Value Ending                                                                 $10.535     $11.275    $12.105
Number of Units Outstanding at End of Year                                                       3,519       8,135     14,126

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.127    $10.269
Accumulation Unit Value Ending                                                                 $10.127     $10.269    $10.749
Number of Units Outstanding at End of Year                                                         233         857      6,558

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.290    $12.867
Accumulation Unit Value Ending                                                                 $11.290     $12.867    $14.009
Number of Units Outstanding at End of Year                                                       2,001       8,853     50,416

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.745    $11.084
Accumulation Unit Value Ending                                                                 $10.745     $11.084    $12.988
Number of Units Outstanding at End of Year                                                       8,904      12,553     22,674

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.723    $10.022
Accumulation Unit Value Ending                                                                  $9.723     $10.022    $10.436
Number of Units Outstanding at End of Year                                                       2,239       2,183      2,175

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.575    $10.803
Accumulation Unit Value Ending                                                                 $10.575     $10.803    $12.184
Number of Units Outstanding at End of Year                                                       8,150      21,389     24,147

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.126    $10.081
Accumulation Unit Value Ending                                                                 $10.126     $10.081    $10.257
Number of Units Outstanding at End of Year                                                      10,729      14,528     20,760

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.878     $9.919
Accumulation Unit Value Ending                                                                  $9.878      $9.919    $10.140
Number of Units Outstanding at End of Year                                                      12,253      23,664     26,813

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.835    $12.575
Accumulation Unit Value Ending                                                                 $10.835     $12.575    $14.471
Number of Units Outstanding at End of Year                                                       1,816       5,549     11,617

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.532    $11.079
Accumulation Unit Value Ending                                                                 $10.532     $11.079    $11.952
Number of Units Outstanding at End of Year                                                       1,219       4,075     10,584

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.218    $11.644
Accumulation Unit Value Ending                                                                 $11.218     $11.644    $13.432
Number of Units Outstanding at End of Year                                                         753         752        717

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.390    $12.526
Accumulation Unit Value Ending                                                                 $11.390     $12.526    $13.355
Number of Units Outstanding at End of Year                                                         214         213        213

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.204    $12.042
Accumulation Unit Value Ending                                                                 $11.204     $12.042    $13.538
Number of Units Outstanding at End of Year                                                       3,432      16,349     19,740

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.239    $12.180
Accumulation Unit Value Ending                                                                 $11.239     $12.180    $13.182
Number of Units Outstanding at End of Year                                                       2,903      11,212     13,239

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.903
Accumulation Unit Value Ending                                                                      --     $10.903    $12.982
Number of Units Outstanding at End of Year                                                          --           0      1,608

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.234    $10.371
Accumulation Unit Value Ending                                                                 $10.234     $10.371    $11.944
Number of Units Outstanding at End of Year                                                         163       1,901      2,011

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.776    $10.902
Accumulation Unit Value Ending                                                                 $10.776     $10.902    $11.754
Number of Units Outstanding at End of Year                                                       8,342      15,092     19,469

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.330    $10.692
Accumulation Unit Value Ending                                                                 $10.330     $10.692    $12.302
Number of Units Outstanding at End of Year                                                         400         413      1,697

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.558    $10.528
Accumulation Unit Value Ending                                                                 $10.558     $10.528    $11.314
Number of Units Outstanding at End of Year                                                       1,028       3,630      6,054

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.379    $10.570
Accumulation Unit Value Ending                                                                 $10.379     $10.570    $11.082
Number of Units Outstanding at End of Year                                                     $695.00      10,095      9,597

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.715    $11.205
Accumulation Unit Value Ending                                                                 $10.715     $11.205    $12.337
Number of Units Outstanding at End of Year                                                           0         246        303

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.857    $10.116
Accumulation Unit Value Ending                                                                  $9.857     $10.116    $11.162
Number of Units Outstanding at End of Year                                                         517         497        501

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.689    $10.715
Accumulation Unit Value Ending                                                                 $10.689     $10.715    $11.686
Number of Units Outstanding at End of Year                                                         801       3,566      7,359

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.077    $11.523
Accumulation Unit Value Ending                                                                 $11.077     $11.523    $13.567
Number of Units Outstanding at End of Year                                                         793       1,399        898

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.647
Accumulation Unit Value Ending                                                                      --     $11.647    $11.687
Number of Units Outstanding at End of Year                                                          --           0     11,485

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.291    $12.583
Accumulation Unit Value Ending                                                                 $11.291     $12.583    $14.429
Number of Units Outstanding at End of Year                                                       4,883       5,282      8,245

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.224    $12.032
Accumulation Unit Value Ending                                                                 $11.224     $12.032    $13.480
Number of Units Outstanding at End of Year                                                       3,899       9,779     12,150

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.291    $10.572
Accumulation Unit Value Ending                                                                 $10.291     $10.572    $10.556
Number of Units Outstanding at End of Year                                                       2,546      10,061     11,417

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.872     $9.912
Accumulation Unit Value Ending                                                                  $9.872      $9.912    $10.132
Number of Units Outstanding at End of Year                                                       3,562       5,232      4,492

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.503    $10.476
Accumulation Unit Value Ending                                                                 $10.503     $10.476    $10.308
Number of Units Outstanding at End of Year                                                       9,230      16,860     14,230

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.193    $10.202
Accumulation Unit Value Ending                                                                 $10.193     $10.202    $10.352
Number of Units Outstanding at End of Year                                                       5,689      10,588     16,018

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.735    $10.776
Accumulation Unit Value Ending                                                                 $10.735     $10.776    $11.666
Number of Units Outstanding at End of Year                                                         657         679        684

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.130    $10.383
Accumulation Unit Value Ending                                                                 $11.130     $10.383    $11.298
Number of Units Outstanding at End of Year                                                       2,406       9,350     10,310

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.506    $11.673
Accumulation Unit Value Ending                                                                 $10.506     $11.673    $12.703
Number of Units Outstanding at End of Year                                                         504         814        892

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.398    $10.732
Accumulation Unit Value Ending                                                                 $10.398     $10.732    $11.464
Number of Units Outstanding at End of Year                                                       5,438      15,118     19,421

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.009    $11.154
Accumulation Unit Value Ending                                                                 $11.009     $11.154    $12.930
Number of Units Outstanding at End of Year                                                       8,200      24,548     25,487

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.830     $9.625
Accumulation Unit Value Ending                                                                  $9.830      $9.625    $10.218
Number of Units Outstanding at End of Year                                                       2,494       3,085      3,109

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.000    $15.476
Accumulation Unit Value Ending                                                                 $12.000     $15.476    $21.093
Number of Units Outstanding at End of Year                                                       1,504       2,671     61,578

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.346    $18.296
Accumulation Unit Value Ending                                                                 $12.346     $18.296    $22.255
Number of Units Outstanding at End of Year                                                         137         463      2,912

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.014    $11.958
Accumulation Unit Value Ending                                                                 $11.014     $11.958    $12.258
Number of Units Outstanding at End of Year                                                         636       1,055      1,123

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.098    $10.190
Accumulation Unit Value Ending                                                                 $10.098     $10.190    $10.265
Number of Units Outstanding at End of Year                                                         109         112        442

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.986    $11.777
Accumulation Unit Value Ending                                                                 $10.986     $11.777    $13.345
Number of Units Outstanding at End of Year                                                       2,644      13,897     14,963

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.292    $11.613
Accumulation Unit Value Ending                                                                 $10.292     $11.613    $11.779
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.740    $14.533
Accumulation Unit Value Ending                                                                 $12.740     $14.533    $19.549
Number of Units Outstanding at End of Year                                                         922       8,446      8,865


(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.











                                                      Accumulation Unit Values(1)
                                                     LBL Consultant Solutions Plus
                              with MAV & EPB (Annual Increase) (& with/without SPB and with/without ABR)

*The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30,
2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares
Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I
Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.676    $11.025
Accumulation Unit Value Ending                                                                 $10.676     $11.025    $12.197
Number of Units Outstanding at End of Year                                                      14,364      18,061     19,411

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.236    $10.887
Accumulation Unit Value Ending                                                                 $10.236     $10.887    $11.311
Number of Units Outstanding at End of Year                                                         165         589      2,569

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.748
Number of Units Outstanding at End of Year                                                          --          --        522

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.918    $11.472
Accumulation Unit Value Ending                                                                 $10.918     $11.472    $12.471
Number of Units Outstanding at End of Year                                                      14,800      26,741     25,889

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.037    $10.984
Accumulation Unit Value Ending                                                                 $10.037     $10.984    $11.287
Number of Units Outstanding at End of Year                                                       5,609       5,782      5,275

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.153    $11.353
Accumulation Unit Value Ending                                                                 $10.153     $11.353    $13.230
Number of Units Outstanding at End of Year                                                       3,379       4,169      7,804

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.559    $11.330
Accumulation Unit Value Ending                                                                 $10.559     $11.330    $12.196
Number of Units Outstanding at End of Year                                                       4,907       7,639      6,408

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.151    $10.319
Accumulation Unit Value Ending                                                                 $10.151     $10.319    $10.829
Number of Units Outstanding at End of Year                                                       9,034      13,998     16,458

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.316    $12.930
Accumulation Unit Value Ending                                                                 $11.316     $12.930    $14.113
Number of Units Outstanding at End of Year                                                      18,555      59,255     65,282

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.770    $11.138
Accumulation Unit Value Ending                                                                 $10.770     $11.138    $13.084
Number of Units Outstanding at End of Year                                                       7,405      27,390     32,295

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.745    $10.071
Accumulation Unit Value Ending                                                                  $9.745     $10.071    $10.514
Number of Units Outstanding at End of Year                                                      16,759      17,303     16,300

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.599    $10.855
Accumulation Unit Value Ending                                                                 $10.599     $10.855    $12.275
Number of Units Outstanding at End of Year                                                      13,534      32,536     38,468

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.149    $10.130
Accumulation Unit Value Ending                                                                 $10.149     $10.130    $10.334
Number of Units Outstanding at End of Year                                                       4,108      14,522     16,968

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.901     $9.968
Accumulation Unit Value Ending                                                                  $9.901      $9.968    $10.215
Number of Units Outstanding at End of Year                                                      23,001      27,497     30,026

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.861    $12.637
Accumulation Unit Value Ending                                                                 $10.861     $12.637    $14.579
Number of Units Outstanding at End of Year                                                       1,719      13,631     18,288

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.556    $11.133
Accumulation Unit Value Ending                                                                 $10.556     $11.133    $12.041
Number of Units Outstanding at End of Year                                                       2,956       9,179     13,595

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.244    $11.701
Accumulation Unit Value Ending                                                                 $11.244     $11.701    $13.532
Number of Units Outstanding at End of Year                                                       2,909       4,646      5,236

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.417    $12.587
Accumulation Unit Value Ending                                                                 $11.417     $12.587    $13.454
Number of Units Outstanding at End of Year                                                          46       6,143      6,506

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.230    $12.101
Accumulation Unit Value Ending                                                                 $11.230     $12.101    $13.639
Number of Units Outstanding at End of Year                                                       3,867      10,214     14,006

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.266    $12.240
Accumulation Unit Value Ending                                                                 $11.266     $12.240    $13.281
Number of Units Outstanding at End of Year                                                       8,013      12,355     11,852

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.921
Accumulation Unit Value Ending                                                                      --     $10.921    $13.038
Number of Units Outstanding at End of Year                                                          --         211        588

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.258    $10.422
Accumulation Unit Value Ending                                                                 $10.258     $10.422    $12.033
Number of Units Outstanding at End of Year                                                       4,213      16,070     18,963

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.801    $10.955
Accumulation Unit Value Ending                                                                 $10.801     $10.955    $11.841
Number of Units Outstanding at End of Year                                                      10,214      22,236     28,744

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.354    $10.745
Accumulation Unit Value Ending                                                                 $10.354     $10.745    $12.393
Number of Units Outstanding at End of Year                                                       8,473      11,248     10,825

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.583    $10.579
Accumulation Unit Value Ending                                                                 $10.583     $10.579    $11.398
Number of Units Outstanding at End of Year                                                       7,199      18,318     21,030

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.404    $10.622
Accumulation Unit Value Ending                                                                 $10.404     $10.622    $11.165
Number of Units Outstanding at End of Year                                                     $703.00       8,577     13,353

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.740    $11.259
Accumulation Unit Value Ending                                                                 $10.740     $11.259    $12.429
Number of Units Outstanding at End of Year                                                       1,816       6,693      7,250

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.880    $10.165
Accumulation Unit Value Ending                                                                  $9.880     $10.165    $11.245
Number of Units Outstanding at End of Year                                                       2,752       5,365      5,573

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.714    $10.767
Accumulation Unit Value Ending                                                                 $10.714     $10.767    $11.773
Number of Units Outstanding at End of Year                                                       7,423      36,152     46,523

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.103    $11.579
Accumulation Unit Value Ending                                                                 $11.103     $11.579    $13.668
Number of Units Outstanding at End of Year                                                         763       1,804      3,375

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.667
Accumulation Unit Value Ending                                                                      --     $11.667    $11.737
Number of Units Outstanding at End of Year                                                          --           0        531

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.317    $12.644
Accumulation Unit Value Ending                                                                 $11.317     $12.644    $14.536
Number of Units Outstanding at End of Year                                                      13,789      25,190     28,756

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.250    $12.091
Accumulation Unit Value Ending                                                                 $11.250     $12.091    $13.580
Number of Units Outstanding at End of Year                                                      12,988      22,441     28,061

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.315    $10.624
Accumulation Unit Value Ending                                                                 $10.315     $10.624    $10.635
Number of Units Outstanding at End of Year                                                       3,223      12,288     13,005

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.895     $9.960
Accumulation Unit Value Ending                                                                  $9.895      $9.960    $10.207
Number of Units Outstanding at End of Year                                                      14,863      20,087     22,094

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.528    $10.528
Accumulation Unit Value Ending                                                                 $10.528     $10.528    $10.385
Number of Units Outstanding at End of Year                                                      30,575      49,899     44,452

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.216    $10.252
Accumulation Unit Value Ending                                                                 $10.216     $10.252    $10.429
Number of Units Outstanding at End of Year                                                      22,121      39,871     53,599

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.754    $10.822
Accumulation Unit Value Ending                                                                 $10.754     $10.822    $11.746
Number of Units Outstanding at End of Year                                                       1,937      11,241     11,704

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.156    $10.433
Accumulation Unit Value Ending                                                                 $11.156     $10.433    $11.382
Number of Units Outstanding at End of Year                                                       9,647      11,931      8,906

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.530    $11.730
Accumulation Unit Value Ending                                                                 $10.530     $11.730    $12.798
Number of Units Outstanding at End of Year                                                       1,162       4,353      5,343

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.422    $10.785
Accumulation Unit Value Ending                                                                 $10.422     $10.785    $11.550
Number of Units Outstanding at End of Year                                                      13,765      29,258     36,982

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.034    $11.208
Accumulation Unit Value Ending                                                                 $11.034     $11.208    $13.026
Number of Units Outstanding at End of Year                                                      21,590      50,042     58,001

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.853     $9.672
Accumulation Unit Value Ending                                                                  $9.853      $9.672    $10.294
Number of Units Outstanding at End of Year                                                         996       1,040      1,039

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.027    $15.552
Accumulation Unit Value Ending                                                                 $12.027     $15.552    $21.250
Number of Units Outstanding at End of Year                                                       1,439       3,538      7,274

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.375    $18.385
Accumulation Unit Value Ending                                                                 $12.375     $18.385    $22.421
Number of Units Outstanding at End of Year                                                       3,132       4,127      8,066

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.040    $12.016
Accumulation Unit Value Ending                                                                 $11.040     $12.016    $12.350
Number of Units Outstanding at End of Year                                                         563         577      2,086

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.122    $10.239
Accumulation Unit Value Ending                                                                 $10.122     $10.239    $10.342
Number of Units Outstanding at End of Year                                                         952       3,202      3,263

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.011    $11.835
Accumulation Unit Value Ending                                                                 $11.011     $11.835    $13.445
Number of Units Outstanding at End of Year                                                       9,727      25,547     37,978

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.316    $11.669
Accumulation Unit Value Ending                                                                 $10.316     $11.669    $11.866
Number of Units Outstanding at End of Year                                                       1,679       2,101      3,578

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.770    $14.604
Accumulation Unit Value Ending                                                                 $12.770     $14.604    $19.695
Number of Units Outstanding at End of Year                                                       9,986      22,875     21,823


(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.











                                                      Accumulation Unit Values(1)
                                                     LBL Consultant Solutions Plus
                                          with MAV (& with/without SPB and with/without ABR)

*The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30,
2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares
Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I
Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.705    $11.090
Accumulation Unit Value Ending                                                                 $10.705     $11.090    $12.306
Number of Units Outstanding at End of Year                                                      79,561     114,273    109,607

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.265    $10.951
Accumulation Unit Value Ending                                                                 $10.265     $10.951    $11.412
Number of Units Outstanding at End of Year                                                      15,902      34,348     37,917

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.770
Number of Units Outstanding at End of Year                                                          --          --     55,343

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.948    $11.539
Accumulation Unit Value Ending                                                                 $10.948     $11.539    $12.583
Number of Units Outstanding at End of Year                                                      76,478     117,195    140,472

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.065    $11.048
Accumulation Unit Value Ending                                                                 $10.065     $11.048    $11.388
Number of Units Outstanding at End of Year                                                      34,355      62,264     76,074

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.181    $11.420
Accumulation Unit Value Ending                                                                 $10.181     $11.420    $13.348
Number of Units Outstanding at End of Year                                                      13,582      25,067     31,784

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.589    $11.396
Accumulation Unit Value Ending                                                                 $10.589     $11.396    $12.304
Number of Units Outstanding at End of Year                                                      37,824      77,293    103,847

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.179    $10.379
Accumulation Unit Value Ending                                                                 $10.179     $10.379    $10.926
Number of Units Outstanding at End of Year                                                      31,399      41,427     31,949

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.347    $13.005
Accumulation Unit Value Ending                                                                 $11.347     $13.005    $14.239
Number of Units Outstanding at End of Year                                                      46,189     146,508    272,708

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.800    $11.203
Accumulation Unit Value Ending                                                                 $10.800     $11.203    $13.201
Number of Units Outstanding at End of Year                                                      94,238     170,805    316,047

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.772    $10.130
Accumulation Unit Value Ending                                                                  $9.772     $10.130    $10.608
Number of Units Outstanding at End of Year                                                      31,849      72,705     65,962

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.629    $10.919
Accumulation Unit Value Ending                                                                 $10.629     $10.919    $12.385
Number of Units Outstanding at End of Year                                                     117,071     288,397    339,575

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.178    $10.189
Accumulation Unit Value Ending                                                                 $10.178     $10.189    $10.426
Number of Units Outstanding at End of Year                                                     100,870     212,207    300,071

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.928    $10.026
Accumulation Unit Value Ending                                                                  $9.928     $10.026    $10.306
Number of Units Outstanding at End of Year                                                     141,216     330,319    417,108

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.891    $12.711
Accumulation Unit Value Ending                                                                 $10.891     $12.711    $14.709
Number of Units Outstanding at End of Year                                                      33,991     116,685    214,068

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.586    $11.198
Accumulation Unit Value Ending                                                                 $10.586     $11.198    $12.148
Number of Units Outstanding at End of Year                                                      24,838      50,174     60,688

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.275    $11.769
Accumulation Unit Value Ending                                                                 $11.275     $11.769    $13.652
Number of Units Outstanding at End of Year                                                       1,501      23,535     41,000

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.448    $12.661
Accumulation Unit Value Ending                                                                 $11.448     $12.661    $13.574
Number of Units Outstanding at End of Year                                                       3,126      11,317     21,648

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.261    $12.171
Accumulation Unit Value Ending                                                                 $11.261     $12.171    $13.760
Number of Units Outstanding at End of Year                                                      22,651     103,932    153,576

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.297    $12.311
Accumulation Unit Value Ending                                                                 $11.297     $12.311    $13.399
Number of Units Outstanding at End of Year                                                       7,472      40,059     40,322

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.944
Accumulation Unit Value Ending                                                                      --     $10.944    $13.104
Number of Units Outstanding at End of Year                                                          --      15,736     44,335

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.286    $10.482
Accumulation Unit Value Ending                                                                 $10.286     $10.482    $12.141
Number of Units Outstanding at End of Year                                                      12,975      17,669     35,619

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.831    $11.019
Accumulation Unit Value Ending                                                                 $10.831     $11.019    $11.947
Number of Units Outstanding at End of Year                                                      49,655     160,185    225,066

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.383    $10.807
Accumulation Unit Value Ending                                                                 $10.383     $10.807    $12.504
Number of Units Outstanding at End of Year                                                       3,253       3,923      9,010

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.612    $10.641
Accumulation Unit Value Ending                                                                 $10.612     $10.641    $11.500
Number of Units Outstanding at End of Year                                                      22,341      56,915     61,974

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.433    $10.684
Accumulation Unit Value Ending                                                                 $10.433     $10.684    $11.264
Number of Units Outstanding at End of Year                                                       5,801     120,599    175,764

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.770    $11.325
Accumulation Unit Value Ending                                                                 $10.770     $11.325    $12.540
Number of Units Outstanding at End of Year                                                       8,498      20,952     26,757

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.908    $10.225
Accumulation Unit Value Ending                                                                  $9.908     $10.225    $11.345
Number of Units Outstanding at End of Year                                                      22,134      35,645     42,705

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.743    $10.830
Accumulation Unit Value Ending                                                                 $10.743     $10.830    $11.878
Number of Units Outstanding at End of Year                                                      91,889     157,583    164,040

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.134    $11.647
Accumulation Unit Value Ending                                                                 $11.134     $11.647    $13.790
Number of Units Outstanding at End of Year                                                      16,158      38,304     40,666

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.691
Accumulation Unit Value Ending                                                                      --     $11.691    $11.797
Number of Units Outstanding at End of Year                                                          --      12,445     42,523

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.348    $12.718
Accumulation Unit Value Ending                                                                 $11.348     $12.718    $14.666
Number of Units Outstanding at End of Year                                                      89,391     147,659    198,179

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.282    $12.162
Accumulation Unit Value Ending                                                                 $11.282     $12.162    $13.701
Number of Units Outstanding at End of Year                                                      99,604     246,424    338,479

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.343    $10.686
Accumulation Unit Value Ending                                                                 $10.343     $10.686    $10.730
Number of Units Outstanding at End of Year                                                      34,096     119,452    155,499

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.922    $10.019
Accumulation Unit Value Ending                                                                  $9.922     $10.019    $10.298
Number of Units Outstanding at End of Year                                                      46,276     218,651    131,240

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.557    $10.589
Accumulation Unit Value Ending                                                                 $10.557     $10.589    $10.478
Number of Units Outstanding at End of Year                                                     101,949     216,189    257,300

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.245    $10.312
Accumulation Unit Value Ending                                                                 $10.245     $10.312    $10.522
Number of Units Outstanding at End of Year                                                     164,664     272,905    405,299

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.776    $10.877
Accumulation Unit Value Ending                                                                 $10.776     $10.877    $11.842
Number of Units Outstanding at End of Year                                                      33,539      53,486     75,860

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.187    $10.494
Accumulation Unit Value Ending                                                                 $11.187     $10.494    $11.484
Number of Units Outstanding at End of Year                                                      20,719      45,352     53,301

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.560    $11.798
Accumulation Unit Value Ending                                                                 $10.560     $11.798    $12.912
Number of Units Outstanding at End of Year                                                       8,162      16,556     27,027

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.451    $10.848
Accumulation Unit Value Ending                                                                 $10.451     $10.848    $11.653
Number of Units Outstanding at End of Year                                                      38,723     204,589    316,915

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.065    $11.274
Accumulation Unit Value Ending                                                                 $11.065     $11.274    $13.143
Number of Units Outstanding at End of Year                                                     160,639     403,583    504,857

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.881     $9.728
Accumulation Unit Value Ending                                                                  $9.881      $9.728    $10.386
Number of Units Outstanding at End of Year                                                      12,173      13,753     28,329

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.061    $15.642
Accumulation Unit Value Ending                                                                 $12.061     $15.642    $21.439
Number of Units Outstanding at End of Year                                                       7,050      21,788     44,632

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.409    $18.493
Accumulation Unit Value Ending                                                                 $12.409     $18.493    $22.621
Number of Units Outstanding at End of Year                                                       9,452      28,154     54,638

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.071    $12.086
Accumulation Unit Value Ending                                                                 $11.071     $12.086    $12.460
Number of Units Outstanding at End of Year                                                      10,317      27,195     37,059

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.150    $10.299
Accumulation Unit Value Ending                                                                 $10.150     $10.299    $10.434
Number of Units Outstanding at End of Year                                                      32,398      63,770     62,454

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.042    $11.904
Accumulation Unit Value Ending                                                                 $11.042     $11.904    $13.564
Number of Units Outstanding at End of Year                                                      49,174     226,050    323,677

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.345    $11.737
Accumulation Unit Value Ending                                                                 $10.345     $11.737    $11.972
Number of Units Outstanding at End of Year                                                       5,900      14,808     35,952

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.805    $14.690
Accumulation Unit Value Ending                                                                 $12.805     $14.690    $19.870
Number of Units Outstanding at End of Year                                                      95,967     158,632    210,125


(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.










                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Select
                                       with EEDB 0-70 (& with/without SPB and with/without ABR)

*The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the
Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on
April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service
Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account
which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class
I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.676    $11.025
Accumulation Unit Value Ending                                                                 $10.676     $11.025    $12.197
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.236    $10.887
Accumulation Unit Value Ending                                                                 $10.236     $10.887    $11.311
Number of Units Outstanding at End of Year                                                       2,411       2,032      1,740

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.748
Number of Units Outstanding at End of Year                                                          --          --          0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.918    $11.472
Accumulation Unit Value Ending                                                                 $10.918     $11.472    $12.471
Number of Units Outstanding at End of Year                                                         633         633        608

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.037    $10.984
Accumulation Unit Value Ending                                                                 $10.037     $10.984    $11.287
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.153    $11.353
Accumulation Unit Value Ending                                                                 $10.153     $11.353    $13.230
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.559    $11.330
Accumulation Unit Value Ending                                                                 $10.559     $11.330    $12.196
Number of Units Outstanding at End of Year                                                         703       1,039        687

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.151    $10.319
Accumulation Unit Value Ending                                                                 $10.151     $10.319    $10.829
Number of Units Outstanding at End of Year                                                       1,503       1,104        819

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.316    $12.930
Accumulation Unit Value Ending                                                                 $11.316     $12.930    $14.113
Number of Units Outstanding at End of Year                                                       3,034       2,646      2,345

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.770    $11.138
Accumulation Unit Value Ending                                                                 $10.770     $11.138    $13.084
Number of Units Outstanding at End of Year                                                       3,148       2,747      2,436

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.745    $10.071
Accumulation Unit Value Ending                                                                  $9.745     $10.071    $10.514
Number of Units Outstanding at End of Year                                                         692         692        665

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.599    $10.855
Accumulation Unit Value Ending                                                                 $10.599     $10.855    $12.275
Number of Units Outstanding at End of Year                                                       2,333       1,960      1,674

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.149    $10.130
Accumulation Unit Value Ending                                                                 $10.149     $10.130    $10.334
Number of Units Outstanding at End of Year                                                       3,152       2,755      2,446

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.901     $9.968
Accumulation Unit Value Ending                                                                  $9.901      $9.968    $10.215
Number of Units Outstanding at End of Year                                                       3,148       2,760      2,458

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.861    $12.637
Accumulation Unit Value Ending                                                                 $10.861     $12.637    $14.579
Number of Units Outstanding at End of Year                                                         199         169        169

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.556    $11.133
Accumulation Unit Value Ending                                                                 $10.556     $11.133    $12.041
Number of Units Outstanding at End of Year                                                           0          19         19

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.244    $11.701
Accumulation Unit Value Ending                                                                 $11.244     $11.701    $13.532
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.417    $12.587
Accumulation Unit Value Ending                                                                 $11.417     $12.587    $13.454
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.230    $12.101
Accumulation Unit Value Ending                                                                 $11.230     $12.101    $13.639
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.266    $12.240
Accumulation Unit Value Ending                                                                 $11.266     $12.240    $13.281
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.921
Accumulation Unit Value Ending                                                                      --     $10.921    $13.038
Number of Units Outstanding at End of Year                                                          --           0        659

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.258    $10.422
Accumulation Unit Value Ending                                                                 $10.258     $10.422    $12.033
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.801    $10.955
Accumulation Unit Value Ending                                                                 $10.801     $10.955    $11.841
Number of Units Outstanding at End of Year                                                       1,315         960        673

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.354    $10.745
Accumulation Unit Value Ending                                                                 $10.354     $10.745    $12.393
Number of Units Outstanding at End of Year                                                           0           0          0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.583    $10.579
Accumulation Unit Value Ending                                                                 $10.583     $10.579    $11.398
Number of Units Outstanding at End of Year                                                       1,621       1,603      1,579

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.404    $10.622
Accumulation Unit Value Ending                                                                 $10.404     $10.622    $11.165
Number of Units Outstanding at End of Year                                                       $0.00           0          0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.740    $11.259
Accumulation Unit Value Ending                                                                 $10.740     $11.259    $12.429
Number of Units Outstanding at End of Year                                                           0           0          0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.880    $10.165
Accumulation Unit Value Ending                                                                  $9.880     $10.165    $11.245
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.714    $10.767
Accumulation Unit Value Ending                                                                 $10.714     $10.767    $11.773
Number of Units Outstanding at End of Year                                                         190         161        161

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.103    $11.579
Accumulation Unit Value Ending                                                                 $11.103     $11.579    $13.668
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.667
Accumulation Unit Value Ending                                                                      --     $11.667    $11.737
Number of Units Outstanding at End of Year                                                          --           0          0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.317    $12.644
Accumulation Unit Value Ending                                                                 $11.317     $12.644    $14.536
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.250    $12.091
Accumulation Unit Value Ending                                                                 $11.250     $12.091    $13.580
Number of Units Outstanding at End of Year                                                       1,855       1,806      1,780

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.315    $10.624
Accumulation Unit Value Ending                                                                 $10.315     $10.624    $10.635
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.895     $9.960
Accumulation Unit Value Ending                                                                  $9.895      $9.960    $10.207
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.528    $10.528
Accumulation Unit Value Ending                                                                 $10.528     $10.528    $10.385
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.216    $10.252
Accumulation Unit Value Ending                                                                 $10.216     $10.252    $10.429
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.754    $10.822
Accumulation Unit Value Ending                                                                 $10.754     $10.822    $11.746
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.156    $10.433
Accumulation Unit Value Ending                                                                 $11.156     $10.433    $11.382
Number of Units Outstanding at End of Year                                                           0           0          0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.530    $11.730
Accumulation Unit Value Ending                                                                 $10.530     $11.730    $12.798
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.422    $10.785
Accumulation Unit Value Ending                                                                 $10.422     $10.785    $11.550
Number of Units Outstanding at End of Year                                                         197         167        167

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.034    $11.208
Accumulation Unit Value Ending                                                                 $11.034     $11.208    $13.026
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.853     $9.672
Accumulation Unit Value Ending                                                                  $9.853      $9.672    $10.294
Number of Units Outstanding at End of Year                                                       1,559       1,559          0

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.027    $15.552
Accumulation Unit Value Ending                                                                 $12.027     $15.552    $21.250
Number of Units Outstanding at End of Year                                                         822         427        124

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.375    $18.385
Accumulation Unit Value Ending                                                                 $12.375     $18.385    $22.421
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.040    $12.016
Accumulation Unit Value Ending                                                                 $11.040     $12.016    $12.350
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.122    $10.239
Accumulation Unit Value Ending                                                                 $10.122     $10.239    $10.342
Number of Units Outstanding at End of Year                                                         537         557        557

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.011    $11.835
Accumulation Unit Value Ending                                                                 $11.011     $11.835    $13.445
Number of Units Outstanding at End of Year                                                         122         104         79

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.316    $11.669
Accumulation Unit Value Ending                                                                 $10.316     $11.669    $11.866
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.770    $14.604
Accumulation Unit Value Ending                                                                 $12.770     $14.604    $19.695
Number of Units Outstanding at End of Year                                                       3,041       2,613      2,755



(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.









                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Select
                           with EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

*The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the
Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on
April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service
Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account
which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class
I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.646    $10.961
Accumulation Unit Value Ending                                                                 $10.646     $10.961    $12.089
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.208    $10.824
Accumulation Unit Value Ending                                                                 $10.208     $10.824    $11.210
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.726
Number of Units Outstanding at End of Year                                                          --          --          0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.887    $11.405
Accumulation Unit Value Ending                                                                 $10.887     $11.405    $12.361
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.009    $10.920
Accumulation Unit Value Ending                                                                 $10.009     $10.920    $11.187
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.125    $11.287
Accumulation Unit Value Ending                                                                 $10.125     $11.287    $13.113
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.530    $11.264
Accumulation Unit Value Ending                                                                 $10.530     $11.264    $12.087
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.122    $10.259
Accumulation Unit Value Ending                                                                 $10.122     $10.259    $10.733
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.284    $12.854
Accumulation Unit Value Ending                                                                 $11.284     $12.854    $13.988
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.740    $11.073
Accumulation Unit Value Ending                                                                 $10.740     $11.073    $12.968
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.718    $10.013
Accumulation Unit Value Ending                                                                  $9.718     $10.013    $10.421
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.570    $10.792
Accumulation Unit Value Ending                                                                 $10.570     $10.792    $12.166
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.121    $10.071
Accumulation Unit Value Ending                                                                 $10.121     $10.071    $10.242
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.873     $9.909
Accumulation Unit Value Ending                                                                  $9.873      $9.909    $10.125
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.830    $12.563
Accumulation Unit Value Ending                                                                 $10.830     $12.563    $14.449
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.527    $11.068
Accumulation Unit Value Ending                                                                 $10.527     $11.068    $11.934
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.213    $11.633
Accumulation Unit Value Ending                                                                 $11.213     $11.633    $13.412
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.385    $12.514
Accumulation Unit Value Ending                                                                 $11.385     $12.514    $13.335
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.198    $12.030
Accumulation Unit Value Ending                                                                 $11.198     $12.030    $13.518
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.234    $12.168
Accumulation Unit Value Ending                                                                 $11.234     $12.168    $13.163
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.899
Accumulation Unit Value Ending                                                                      --     $10.899    $12.971
Number of Units Outstanding at End of Year                                                          --           0          0

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.229    $10.361
Accumulation Unit Value Ending                                                                 $10.229     $10.361    $11.927
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.771    $10.891
Accumulation Unit Value Ending                                                                 $10.771     $10.891    $11.736
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.325    $10.682
Accumulation Unit Value Ending                                                                 $10.325     $10.682    $12.283
Number of Units Outstanding at End of Year                                                           0           0          0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.554    $10.517
Accumulation Unit Value Ending                                                                 $10.554     $10.517    $11.297
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.375    $10.560
Accumulation Unit Value Ending                                                                 $10.375     $10.560    $11.066
Number of Units Outstanding at End of Year                                                       $0.00           0          0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.710    $11.194
Accumulation Unit Value Ending                                                                 $10.710     $11.194    $12.319
Number of Units Outstanding at End of Year                                                           0           0          0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.853    $10.106
Accumulation Unit Value Ending                                                                  $9.853     $10.106    $11.145
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.684    $10.704
Accumulation Unit Value Ending                                                                 $10.684     $10.704    $11.669
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.072    $11.512
Accumulation Unit Value Ending                                                                 $11.072     $11.512    $13.547
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.643
Accumulation Unit Value Ending                                                                      --     $11.643    $11.677
Number of Units Outstanding at End of Year                                                          --           0          0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.285    $12.570
Accumulation Unit Value Ending                                                                 $11.285     $12.570    $14.407
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.219    $12.021
Accumulation Unit Value Ending                                                                 $11.219     $12.021    $13.460
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.286    $10.562
Accumulation Unit Value Ending                                                                 $10.286     $10.562    $10.540
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.867     $9.902
Accumulation Unit Value Ending                                                                  $9.867      $9.902    $10.117
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.498    $10.466
Accumulation Unit Value Ending                                                                 $10.498     $10.466    $10.293
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.188    $10.192
Accumulation Unit Value Ending                                                                 $10.188     $10.192    $10.337
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.731    $10.767
Accumulation Unit Value Ending                                                                 $10.731     $10.767    $11.650
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.125    $10.373
Accumulation Unit Value Ending                                                                 $11.125     $10.373    $11.281
Number of Units Outstanding at End of Year                                                           0           0          0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.501    $11.661
Accumulation Unit Value Ending                                                                 $10.501     $11.661    $12.684
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.393    $10.722
Accumulation Unit Value Ending                                                                 $10.393     $10.722    $11.447
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.004    $11.143
Accumulation Unit Value Ending                                                                 $11.004     $11.143    $12.911
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.826     $9.615
Accumulation Unit Value Ending                                                                  $9.826      $9.615    $10.202
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $11.994    $15.461
Accumulation Unit Value Ending                                                                 $11.994     $15.461    $21.061
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.340    $18.278
Accumulation Unit Value Ending                                                                 $12.340     $18.278    $22.222
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.009    $11.946
Accumulation Unit Value Ending                                                                 $11.009     $11.946    $12.240
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.093    $10.180
Accumulation Unit Value Ending                                                                 $10.093     $10.180    $10.250
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.981    $11.766
Accumulation Unit Value Ending                                                                 $10.981     $11.766    $13.325
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.287    $11.601
Accumulation Unit Value Ending                                                                 $10.287     $11.601    $11.761
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.734    $14.519
Accumulation Unit Value Ending                                                                 $12.734     $14.519    $19.520
Number of Units Outstanding at End of Year                                                           0           0          0

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.













                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Select
                           with EPB (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

*The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the
Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on
April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service
Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account
which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class
I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.631    $10.929
Accumulation Unit Value Ending                                                                 $10.631     $10.929    $12.035
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.194    $10.792
Accumulation Unit Value Ending                                                                 $10.194     $10.792    $11.161
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.715
Number of Units Outstanding at End of Year                                                          --          --          0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.872    $11.371
Accumulation Unit Value Ending                                                                 $10.872     $11.371    $12.306
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000      $9.995    $10.888
Accumulation Unit Value Ending                                                                  $9.995     $10.888    $11.137
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.111    $11.254
Accumulation Unit Value Ending                                                                 $10.111     $11.254    $13.054
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.515    $11.231
Accumulation Unit Value Ending                                                                 $10.515     $11.231    $12.034
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.108    $10.229
Accumulation Unit Value Ending                                                                 $10.108     $10.229    $10.686
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.268    $12.817
Accumulation Unit Value Ending                                                                 $11.268     $12.817    $13.926
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.725    $11.040
Accumulation Unit Value Ending                                                                 $10.725     $11.040    $12.911
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.705     $9.983
Accumulation Unit Value Ending                                                                  $9.705      $9.983    $10.374
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.555    $10.761
Accumulation Unit Value Ending                                                                 $10.555     $10.761    $12.112
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.107    $10.042
Accumulation Unit Value Ending                                                                 $10.107     $10.042    $10.196
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.859     $9.880
Accumulation Unit Value Ending                                                                  $9.859      $9.880    $10.079
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.815    $12.526
Accumulation Unit Value Ending                                                                 $10.815     $12.526    $14.385
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.512    $11.035
Accumulation Unit Value Ending                                                                 $10.512     $11.035    $11.881
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.197    $11.599
Accumulation Unit Value Ending                                                                 $11.197     $11.599    $13.352
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.369    $12.477
Accumulation Unit Value Ending                                                                 $11.369     $12.477    $13.275
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.183    $11.995
Accumulation Unit Value Ending                                                                 $11.183     $11.995    $13.458
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.219    $12.133
Accumulation Unit Value Ending                                                                 $11.219     $12.133    $13.104
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.888
Accumulation Unit Value Ending                                                                      --     $10.888    $12.938
Number of Units Outstanding at End of Year                                                          --           0          0

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.215    $10.330
Accumulation Unit Value Ending                                                                 $10.215     $10.330    $11.874
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.756    $10.859
Accumulation Unit Value Ending                                                                 $10.756     $10.859    $11.684
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.311    $10.651
Accumulation Unit Value Ending                                                                 $10.311     $10.651    $12.229
Number of Units Outstanding at End of Year                                                           0           0          0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.539    $10.487
Accumulation Unit Value Ending                                                                 $10.539     $10.487    $11.247
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.360    $10.529
Accumulation Unit Value Ending                                                                 $10.360     $10.529    $11.016
Number of Units Outstanding at End of Year                                                       $0.00           0          0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.695    $11.161
Accumulation Unit Value Ending                                                                 $10.695     $11.161    $12.264
Number of Units Outstanding at End of Year                                                           0           0          0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.839    $10.076
Accumulation Unit Value Ending                                                                  $9.839     $10.076    $11.096
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.669    $10.673
Accumulation Unit Value Ending                                                                 $10.669     $10.673    $11.617
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.056    $11.478
Accumulation Unit Value Ending                                                                 $11.056     $11.478    $13.487
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.631
Accumulation Unit Value Ending                                                                      --     $11.631    $11.647
Number of Units Outstanding at End of Year                                                          --           0          0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.270    $12.534
Accumulation Unit Value Ending                                                                 $11.270     $12.534    $14.343
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.203    $11.986
Accumulation Unit Value Ending                                                                 $11.203     $11.986    $13.400
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.272    $10.531
Accumulation Unit Value Ending                                                                 $10.272     $10.531    $10.493
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.853     $9.873
Accumulation Unit Value Ending                                                                  $9.853      $9.873    $10.072
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.484    $10.435
Accumulation Unit Value Ending                                                                 $10.484     $10.435    $10.247
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.174    $10.162
Accumulation Unit Value Ending                                                                 $10.174     $10.162    $10.291
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.720    $10.739
Accumulation Unit Value Ending                                                                 $10.720     $10.739    $11.602
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.110    $10.342
Accumulation Unit Value Ending                                                                 $11.110     $10.342    $11.231
Number of Units Outstanding at End of Year                                                           0           0          0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.486    $11.627
Accumulation Unit Value Ending                                                                 $10.486     $11.627    $12.628
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.378    $10.691
Accumulation Unit Value Ending                                                                 $10.378     $10.691    $11.396
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $10.988    $11.110
Accumulation Unit Value Ending                                                                 $10.988     $11.110    $12.854
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.812     $9.587
Accumulation Unit Value Ending                                                                  $9.812      $9.587    $10.157
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $11.977    $15.416
Accumulation Unit Value Ending                                                                 $11.977     $15.416    $20.968
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.323    $18.225
Accumulation Unit Value Ending                                                                 $12.323     $18.225    $22.123
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.994    $11.911
Accumulation Unit Value Ending                                                                 $10.994     $11.911    $12.186
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.079    $10.150
Accumulation Unit Value Ending                                                                 $10.079     $10.150    $10.204
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.965    $11.731
Accumulation Unit Value Ending                                                                 $10.965     $11.731    $13.266
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.273    $11.567
Accumulation Unit Value Ending                                                                 $10.273     $11.567    $11.709
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.716    $14.477
Accumulation Unit Value Ending                                                                 $12.716     $14.477    $19.433
Number of Units Outstanding at End of Year                                                           0           0          0

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.













                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Select
                                 with EPB (Annual Increase) (& with/without SPB and with/without ABR)

*The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the
Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on
April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service
Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account
which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class
I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.671    $11.014
Accumulation Unit Value Ending                                                                 $10.671     $11.014    $12.179
Number of Units Outstanding at End of Year                                                         684       1,767      1,679

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.232    $10.877
Accumulation Unit Value Ending                                                                 $10.232     $10.877    $11.294
Number of Units Outstanding at End of Year                                                         293         489        418

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.745
Number of Units Outstanding at End of Year                                                          --          --      1,275

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.913    $11.461
Accumulation Unit Value Ending                                                                 $10.913     $11.461    $12.453
Number of Units Outstanding at End of Year                                                         706       1,535      1,485

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.033    $10.974
Accumulation Unit Value Ending                                                                 $10.033     $10.974    $11.270
Number of Units Outstanding at End of Year                                                         124         124        124

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.148    $11.342
Accumulation Unit Value Ending                                                                 $10.148     $11.342    $13.210
Number of Units Outstanding at End of Year                                                         248         255        160

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.554    $11.319
Accumulation Unit Value Ending                                                                 $10.554     $11.319    $12.177
Number of Units Outstanding at End of Year                                                       2,167       2,375        538

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.146    $10.309
Accumulation Unit Value Ending                                                                 $10.146     $10.309    $10.813
Number of Units Outstanding at End of Year                                                         684       2,292     11,517

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.311    $12.917
Accumulation Unit Value Ending                                                                 $11.311     $12.917    $14.092
Number of Units Outstanding at End of Year                                                       1,813       2,442      1,477

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.765    $11.127
Accumulation Unit Value Ending                                                                 $10.765     $11.127    $13.065
Number of Units Outstanding at End of Year                                                       3,217       3,097      3,614

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.741    $10.062
Accumulation Unit Value Ending                                                                  $9.741     $10.062    $10.498
Number of Units Outstanding at End of Year                                                         355         147        147

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.594    $10.845
Accumulation Unit Value Ending                                                                 $10.594     $10.845    $12.257
Number of Units Outstanding at End of Year                                                       2,764       3,185      3,797

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.145    $10.120
Accumulation Unit Value Ending                                                                 $10.145     $10.120    $10.318
Number of Units Outstanding at End of Year                                                       1,377       1,979      3,566

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.896     $9.958
Accumulation Unit Value Ending                                                                  $9.896      $9.958    $10.200
Number of Units Outstanding at End of Year                                                           0      30,383     13,269

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.856    $12.625
Accumulation Unit Value Ending                                                                 $10.856     $12.625    $14.557
Number of Units Outstanding at End of Year                                                         285       1,169      2,017

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.551    $11.122
Accumulation Unit Value Ending                                                                 $10.551     $11.122    $12.023
Number of Units Outstanding at End of Year                                                       2,201       5,025      2,920

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.239    $11.690
Accumulation Unit Value Ending                                                                 $11.239     $11.690    $13.512
Number of Units Outstanding at End of Year                                                         149         149        149

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.411    $12.575
Accumulation Unit Value Ending                                                                 $11.411     $12.575    $13.434
Number of Units Outstanding at End of Year                                                       1,393       1,623      1,152

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.225    $12.089
Accumulation Unit Value Ending                                                                 $11.225     $12.089    $13.619
Number of Units Outstanding at End of Year                                                         149         978        980

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.260    $12.228
Accumulation Unit Value Ending                                                                 $11.260     $12.228    $13.261
Number of Units Outstanding at End of Year                                                       1,336       2,512      2,342

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.918
Accumulation Unit Value Ending                                                                      --     $10.918    $13.027
Number of Units Outstanding at End of Year                                                          --           0        329

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.253    $10.411
Accumulation Unit Value Ending                                                                 $10.253     $10.411    $12.016
Number of Units Outstanding at End of Year                                                         290       1,472      1,401

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.796    $10.944
Accumulation Unit Value Ending                                                                 $10.796     $10.944    $11.824
Number of Units Outstanding at End of Year                                                         976       3,533      5,058

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.349    $10.734
Accumulation Unit Value Ending                                                                 $10.349     $10.734    $12.375
Number of Units Outstanding at End of Year                                                         428         938        539

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.578    $10.569
Accumulation Unit Value Ending                                                                 $10.578     $10.569    $11.382
Number of Units Outstanding at End of Year                                                       2,069       2,843      2,300

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.399    $10.611
Accumulation Unit Value Ending                                                                 $10.399     $10.611    $11.148
Number of Units Outstanding at End of Year                                                       $0.00         497      1,599

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.735    $11.248
Accumulation Unit Value Ending                                                                 $10.735     $11.248    $12.411
Number of Units Outstanding at End of Year                                                           0           0          0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.876    $10.155
Accumulation Unit Value Ending                                                                  $9.876     $10.155    $11.228
Number of Units Outstanding at End of Year                                                           0         648        648

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.709    $10.757
Accumulation Unit Value Ending                                                                 $10.709     $10.757    $11.756
Number of Units Outstanding at End of Year                                                       1,946       5,018      4,464

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.097    $11.568
Accumulation Unit Value Ending                                                                 $11.097     $11.568    $13.648
Number of Units Outstanding at End of Year                                                         131         611        611

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.663
Accumulation Unit Value Ending                                                                      --     $11.663    $11.727
Number of Units Outstanding at End of Year                                                          --           0          0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.312    $12.632
Accumulation Unit Value Ending                                                                 $11.312     $12.632    $14.515
Number of Units Outstanding at End of Year                                                       1,981       3,331      1,350

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.245    $12.079
Accumulation Unit Value Ending                                                                 $11.245     $12.079    $13.560
Number of Units Outstanding at End of Year                                                       4,071       5,235      1,896

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.310    $10.614
Accumulation Unit Value Ending                                                                 $10.310     $10.614    $10.619
Number of Units Outstanding at End of Year                                                           0           0      1,711

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.890     $9.951
Accumulation Unit Value Ending                                                                  $9.890      $9.951    $10.192
Number of Units Outstanding at End of Year                                                           0       2,680      2,875

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.523    $10.517
Accumulation Unit Value Ending                                                                 $10.523     $10.517    $10.370
Number of Units Outstanding at End of Year                                                         924       1,841      2,597

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.212    $10.242
Accumulation Unit Value Ending                                                                 $10.212     $10.242    $10.414
Number of Units Outstanding at End of Year                                                       1,553       2,136      5,114

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.750    $10.813
Accumulation Unit Value Ending                                                                 $10.750     $10.813    $11.730
Number of Units Outstanding at End of Year                                                          94       1,548      1,548

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.151    $10.423
Accumulation Unit Value Ending                                                                 $11.151     $10.423    $11.365
Number of Units Outstanding at End of Year                                                           0           0          0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.526    $11.718
Accumulation Unit Value Ending                                                                 $10.526     $11.718    $12.779
Number of Units Outstanding at End of Year                                                           0           0        435

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.417    $10.774
Accumulation Unit Value Ending                                                                 $10.417     $10.774    $11.533
Number of Units Outstanding at End of Year                                                       1,182       2,830      4,191

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.029    $11.197
Accumulation Unit Value Ending                                                                 $11.029     $11.197    $13.007
Number of Units Outstanding at End of Year                                                       2,763       3,621      2,534

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.849     $9.662
Accumulation Unit Value Ending                                                                  $9.849      $9.662    $10.278
Number of Units Outstanding at End of Year                                                       1,523       2,732      2,143

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.022    $15.536
Accumulation Unit Value Ending                                                                 $12.022     $15.536    $21.218
Number of Units Outstanding at End of Year                                                           0         401        401

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.369    $18.368
Accumulation Unit Value Ending                                                                 $12.369     $18.368    $22.387
Number of Units Outstanding at End of Year                                                         582         884        552

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.035    $12.004
Accumulation Unit Value Ending                                                                 $11.035     $12.004    $12.331
Number of Units Outstanding at End of Year                                                         754         931        859

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.117    $10.229
Accumulation Unit Value Ending                                                                 $10.117     $10.229    $10.326
Number of Units Outstanding at End of Year                                                         706         929        929

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.006    $11.823
Accumulation Unit Value Ending                                                                 $11.006     $11.823    $13.425
Number of Units Outstanding at End of Year                                                         187       2,147      3,456

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.311    $11.658
Accumulation Unit Value Ending                                                                 $10.311     $11.658    $11.849
Number of Units Outstanding at End of Year                                                         509         509        508

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.764    $14.590
Accumulation Unit Value Ending                                                                 $12.764     $14.590    $19.666
Number of Units Outstanding at End of Year                                                       4,436       8,945      6,691


(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.











                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Select
                                    with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the
Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on
April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service
Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account
which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class
I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.656    $10.982
Accumulation Unit Value Ending                                                                 $10.656     $10.982    $12.125
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.217    $10.845
Accumulation Unit Value Ending                                                                 $10.217     $10.845    $11.244
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.734
Number of Units Outstanding at End of Year                                                          --          --          0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.897    $11.427
Accumulation Unit Value Ending                                                                 $10.897     $11.427    $12.398
Number of Units Outstanding at End of Year                                                           0         175        101

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.019    $10.942
Accumulation Unit Value Ending                                                                 $10.019     $10.942    $11.220
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.134    $11.309
Accumulation Unit Value Ending                                                                 $10.134     $11.309    $13.152
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.539    $11.286
Accumulation Unit Value Ending                                                                 $10.539     $11.286    $12.123
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.132    $10.279
Accumulation Unit Value Ending                                                                 $10.132     $10.279    $10.765
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.295    $12.880
Accumulation Unit Value Ending                                                                 $11.295     $12.880    $14.030
Number of Units Outstanding at End of Year                                                           0         500        499

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.750    $11.095
Accumulation Unit Value Ending                                                                 $10.750     $11.095    $13.007
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.727    $10.032
Accumulation Unit Value Ending                                                                  $9.727     $10.032    $10.452
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.579    $10.813
Accumulation Unit Value Ending                                                                 $10.579     $10.813    $12.202
Number of Units Outstanding at End of Year                                                           0         302        215

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.130    $10.091
Accumulation Unit Value Ending                                                                 $10.130     $10.091    $10.272
Number of Units Outstanding at End of Year                                                           0         442        366

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.882     $9.929
Accumulation Unit Value Ending                                                                  $9.882      $9.929    $10.155
Number of Units Outstanding at End of Year                                                           0         897        742

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.840    $12.588
Accumulation Unit Value Ending                                                                 $10.840     $12.588    $14.492
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.537    $11.089
Accumulation Unit Value Ending                                                                 $10.537     $11.089    $11.970
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.223    $11.655
Accumulation Unit Value Ending                                                                 $11.223     $11.655    $13.452
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.395    $12.539
Accumulation Unit Value Ending                                                                 $11.395     $12.539    $13.375
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.209    $12.053
Accumulation Unit Value Ending                                                                 $11.209     $12.053    $13.558
Number of Units Outstanding at End of Year                                                          80         829        756

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.245    $12.192
Accumulation Unit Value Ending                                                                 $11.245     $12.192    $13.202
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.906
Accumulation Unit Value Ending                                                                      --     $10.906    $12.993
Number of Units Outstanding at End of Year                                                          --           0          0

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.238    $10.381
Accumulation Unit Value Ending                                                                 $10.238     $10.381    $11.962
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.781    $10.912
Accumulation Unit Value Ending                                                                 $10.781     $10.912    $11.771
Number of Units Outstanding at End of Year                                                           0         232        223

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.335    $10.703
Accumulation Unit Value Ending                                                                 $10.335     $10.703    $12.320
Number of Units Outstanding at End of Year                                                           0           0          0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.563    $10.538
Accumulation Unit Value Ending                                                                 $10.563     $10.538    $11.331
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.384    $10.580
Accumulation Unit Value Ending                                                                 $10.384     $10.580    $11.098
Number of Units Outstanding at End of Year                                                       $0.00         120        118

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.720    $11.215
Accumulation Unit Value Ending                                                                 $10.720     $11.215    $12.355
Number of Units Outstanding at End of Year                                                           0           0          0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.862    $10.126
Accumulation Unit Value Ending                                                                  $9.862     $10.126    $11.178
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.694    $10.725
Accumulation Unit Value Ending                                                                 $10.694     $10.725    $11.703
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.082    $11.534
Accumulation Unit Value Ending                                                                 $11.082     $11.534    $13.587
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.651
Accumulation Unit Value Ending                                                                      --     $11.651    $11.697
Number of Units Outstanding at End of Year                                                          --           0          0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.296    $12.595
Accumulation Unit Value Ending                                                                 $11.296     $12.595    $14.450
Number of Units Outstanding at End of Year                                                          79         671        670

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.230    $12.044
Accumulation Unit Value Ending                                                                 $11.230     $12.044    $13.500
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.296    $10.583
Accumulation Unit Value Ending                                                                 $10.296     $10.583    $10.572
Number of Units Outstanding at End of Year                                                           0         359        373

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.876     $9.922
Accumulation Unit Value Ending                                                                  $9.876      $9.922    $10.147
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.508    $10.487
Accumulation Unit Value Ending                                                                 $10.508     $10.487    $10.324
Number of Units Outstanding at End of Year                                                           0         241        255

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.197    $10.212
Accumulation Unit Value Ending                                                                 $10.197     $10.212    $10.368
Number of Units Outstanding at End of Year                                                           0         248        254

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.739    $10.785
Accumulation Unit Value Ending                                                                 $10.739     $10.785    $11.682
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.136    $10.393
Accumulation Unit Value Ending                                                                 $11.136     $10.393    $11.315
Number of Units Outstanding at End of Year                                                           0           0          0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.511    $11.684
Accumulation Unit Value Ending                                                                 $10.511     $11.684    $12.722
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.403    $10.743
Accumulation Unit Value Ending                                                                 $10.403     $10.743    $11.481
Number of Units Outstanding at End of Year                                                           0         118        115

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.014    $11.165
Accumulation Unit Value Ending                                                                 $11.014     $11.165    $12.949
Number of Units Outstanding at End of Year                                                           0         113        102

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.835     $9.634
Accumulation Unit Value Ending                                                                  $9.835      $9.634    $10.233
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.005    $15.491
Accumulation Unit Value Ending                                                                 $12.005     $15.491    $21.124
Number of Units Outstanding at End of Year                                                           0         695        694

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.352    $18.314
Accumulation Unit Value Ending                                                                 $12.352     $18.314    $22.288
Number of Units Outstanding at End of Year                                                          72         829        828

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.019    $11.969
Accumulation Unit Value Ending                                                                 $11.019     $11.969    $12.277
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.103    $10.200
Accumulation Unit Value Ending                                                                 $10.103     $10.200    $10.281
Number of Units Outstanding at End of Year                                                           0         381        221

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.991    $11.789
Accumulation Unit Value Ending                                                                 $10.991     $11.789    $13.365
Number of Units Outstanding at End of Year                                                           0         107         98

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.297    $11.624
Accumulation Unit Value Ending                                                                 $10.297     $11.624    $11.796
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.746    $14.547
Accumulation Unit Value Ending                                                                 $12.746     $14.547    $19.578
Number of Units Outstanding at End of Year                                                          70       1,183      1,048

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.












                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Select
                                    with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the
Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on
April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service
Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account
which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class
I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.641    $10.950
Accumulation Unit Value Ending                                                                 $10.641     $10.950    $12.071
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.203    $10.813
Accumulation Unit Value Ending                                                                 $10.203     $10.813    $11.194
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.723
Number of Units Outstanding at End of Year                                                          --          --          0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.882    $11.394
Accumulation Unit Value Ending                                                                 $10.882     $11.394    $12.342
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.005    $10.910
Accumulation Unit Value Ending                                                                 $10.005     $10.910    $11.170
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.120    $11.276
Accumulation Unit Value Ending                                                                 $10.120     $11.276    $13.093
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.525    $11.253
Accumulation Unit Value Ending                                                                 $10.525     $11.253    $12.069
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.118    $10.249
Accumulation Unit Value Ending                                                                 $10.118     $10.249    $10.717
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.279    $12.842
Accumulation Unit Value Ending                                                                 $11.279     $12.842    $13.967
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.735    $11.062
Accumulation Unit Value Ending                                                                 $10.735     $11.062    $12.949
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.714    $10.003
Accumulation Unit Value Ending                                                                  $9.714     $10.003    $10.405
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.565    $10.782
Accumulation Unit Value Ending                                                                 $10.565     $10.782    $12.148
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.116    $10.061
Accumulation Unit Value Ending                                                                 $10.116     $10.061    $10.227
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.869     $9.900
Accumulation Unit Value Ending                                                                  $9.869      $9.900    $10.110
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.825    $12.551
Accumulation Unit Value Ending                                                                 $10.825     $12.551    $14.428
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.522    $11.057
Accumulation Unit Value Ending                                                                 $10.522     $11.057    $11.916
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.207    $11.621
Accumulation Unit Value Ending                                                                 $11.207     $11.621    $13.392
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.379    $12.502
Accumulation Unit Value Ending                                                                 $11.379     $12.502    $13.315
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.193    $12.018
Accumulation Unit Value Ending                                                                 $11.193     $12.018    $13.498
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.229    $12.156
Accumulation Unit Value Ending                                                                 $11.229     $12.156    $13.143
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.895
Accumulation Unit Value Ending                                                                      --     $10.895    $12.960
Number of Units Outstanding at End of Year                                                          --           0          0

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.224    $10.351
Accumulation Unit Value Ending                                                                 $10.224     $10.351    $11.909
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.766    $10.881
Accumulation Unit Value Ending                                                                 $10.766     $10.881    $11.719
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.320    $10.672
Accumulation Unit Value Ending                                                                 $10.320     $10.672    $12.265
Number of Units Outstanding at End of Year                                                           0           0          0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.549    $10.507
Accumulation Unit Value Ending                                                                 $10.549     $10.507    $11.281
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.370    $10.549
Accumulation Unit Value Ending                                                                 $10.370     $10.549    $11.049
Number of Units Outstanding at End of Year                                                       $0.00           0          0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.705    $11.183
Accumulation Unit Value Ending                                                                 $10.705     $11.183    $12.300
Number of Units Outstanding at End of Year                                                           0           0          0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.848    $10.096
Accumulation Unit Value Ending                                                                  $9.848     $10.096    $11.129
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.679    $10.694
Accumulation Unit Value Ending                                                                 $10.679     $10.694    $11.651
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.067    $11.500
Accumulation Unit Value Ending                                                                 $11.067     $11.500    $13.527
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.639
Accumulation Unit Value Ending                                                                      --     $11.639    $11.667
Number of Units Outstanding at End of Year                                                          --           0          0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.280    $12.558
Accumulation Unit Value Ending                                                                 $11.280     $12.558    $14.386
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.214    $12.009
Accumulation Unit Value Ending                                                                 $11.214     $12.009    $13.440
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.281    $10.552
Accumulation Unit Value Ending                                                                 $10.281     $10.552    $10.525
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.862     $9.893
Accumulation Unit Value Ending                                                                  $9.862      $9.893    $10.102
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.494    $10.456
Accumulation Unit Value Ending                                                                 $10.494     $10.456    $10.278
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.183    $10.182
Accumulation Unit Value Ending                                                                 $10.183     $10.182    $10.322
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.728    $10.758
Accumulation Unit Value Ending                                                                 $10.728     $10.758    $11.634
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.120    $10.362
Accumulation Unit Value Ending                                                                 $11.120     $10.362    $11.265
Number of Units Outstanding at End of Year                                                           0           0          0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.496    $11.650
Accumulation Unit Value Ending                                                                 $10.496     $11.650    $12.666
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.388    $10.711
Accumulation Unit Value Ending                                                                 $10.388     $10.711    $11.430
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $10.999    $11.132
Accumulation Unit Value Ending                                                                 $10.999     $11.132    $12.892
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.821     $9.606
Accumulation Unit Value Ending                                                                  $9.821      $9.606    $10.187
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $11.988    $15.446
Accumulation Unit Value Ending                                                                 $11.988     $15.446    $21.030
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.334    $18.261
Accumulation Unit Value Ending                                                                 $12.334     $18.261    $22.189
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.004    $11.934
Accumulation Unit Value Ending                                                                 $11.004     $11.934    $12.222
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.089    $10.170
Accumulation Unit Value Ending                                                                 $10.089     $10.170    $10.235
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.976    $11.754
Accumulation Unit Value Ending                                                                 $10.976     $11.754    $13.306
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.282    $11.590
Accumulation Unit Value Ending                                                                 $10.282     $11.590    $11.744
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.728    $14.505
Accumulation Unit Value Ending                                                                 $12.728     $14.505    $19.491
Number of Units Outstanding at End of Year                                                           0           0          0


(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.











                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Select
                        with MAV & EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the
Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on
April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service
Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account
which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class
I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.626    $10.918
Accumulation Unit Value Ending                                                                 $10.626     $10.918    $12.017
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.189    $10.782
Accumulation Unit Value Ending                                                                 $10.189     $10.782    $11.144
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.712
Number of Units Outstanding at End of Year                                                          --          --          0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.867    $11.360
Accumulation Unit Value Ending                                                                 $10.867     $11.360    $12.287
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000      $9.991    $10.878
Accumulation Unit Value Ending                                                                  $9.991     $10.878    $11.121
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.106    $11.243
Accumulation Unit Value Ending                                                                 $10.106     $11.243    $13.035
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.510    $11.220
Accumulation Unit Value Ending                                                                 $10.510     $11.220    $12.016
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.104    $10.219
Accumulation Unit Value Ending                                                                 $10.104     $10.219    $10.670
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.263    $12.804
Accumulation Unit Value Ending                                                                 $11.263     $12.804    $13.905
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.720    $11.030
Accumulation Unit Value Ending                                                                 $10.720     $11.030    $12.891
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.700     $9.974
Accumulation Unit Value Ending                                                                  $9.700      $9.974    $10.359
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.550    $10.750
Accumulation Unit Value Ending                                                                 $10.550     $10.750    $12.094
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.102    $10.032
Accumulation Unit Value Ending                                                                 $10.102     $10.032    $10.181
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.855     $9.871
Accumulation Unit Value Ending                                                                  $9.855      $9.871    $10.064
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.810    $12.514
Accumulation Unit Value Ending                                                                 $10.810     $12.514    $14.364
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.507    $11.025
Accumulation Unit Value Ending                                                                 $10.507     $11.025    $11.863
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.192    $11.587
Accumulation Unit Value Ending                                                                 $11.192     $11.587    $13.332
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.364    $12.465
Accumulation Unit Value Ending                                                                 $11.364     $12.465    $13.256
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.178    $11.983
Accumulation Unit Value Ending                                                                 $11.178     $11.983    $13.438
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.213    $12.121
Accumulation Unit Value Ending                                                                 $11.213     $12.121    $13.085
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.884
Accumulation Unit Value Ending                                                                      --     $10.884    $12.927
Number of Units Outstanding at End of Year                                                          --           0          0

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.210    $10.320
Accumulation Unit Value Ending                                                                 $10.210     $10.320    $11.856
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.751    $10.849
Accumulation Unit Value Ending                                                                 $10.751     $10.849    $11.667
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.306    $10.640
Accumulation Unit Value Ending                                                                 $10.306     $10.640    $12.210
Number of Units Outstanding at End of Year                                                           0           0          0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.534    $10.476
Accumulation Unit Value Ending                                                                 $10.534     $10.476    $11.230
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.355    $10.519
Accumulation Unit Value Ending                                                                 $10.355     $10.519    $11.000
Number of Units Outstanding at End of Year                                                       $0.00           0          0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.690    $11.150
Accumulation Unit Value Ending                                                                 $10.690     $11.150    $12.246
Number of Units Outstanding at End of Year                                                           0           0          0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.834    $10.067
Accumulation Unit Value Ending                                                                  $9.834     $10.067    $11.079
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.664    $10.663
Accumulation Unit Value Ending                                                                 $10.664     $10.663    $11.599
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.051    $11.467
Accumulation Unit Value Ending                                                                 $11.051     $11.467    $13.467
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.627
Accumulation Unit Value Ending                                                                      --     $11.627    $11.637
Number of Units Outstanding at End of Year                                                          --           0          0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.264    $12.521
Accumulation Unit Value Ending                                                                 $11.264     $12.521    $14.322
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.198    $11.974
Accumulation Unit Value Ending                                                                 $11.198     $11.974    $13.380
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.267    $10.521
Accumulation Unit Value Ending                                                                 $10.267     $10.521    $10.478
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.849     $9.864
Accumulation Unit Value Ending                                                                  $9.849      $9.864    $10.057
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.479    $10.425
Accumulation Unit Value Ending                                                                 $10.479     $10.425    $10.232
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.169    $10.152
Accumulation Unit Value Ending                                                                 $10.169     $10.152    $10.276
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.717    $10.730
Accumulation Unit Value Ending                                                                 $10.717     $10.730    $11.587
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.105    $10.332
Accumulation Unit Value Ending                                                                 $11.105     $10.332    $11.214
Number of Units Outstanding at End of Year                                                           0           0          0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.482    $11.616
Accumulation Unit Value Ending                                                                 $10.482     $11.616    $12.609
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.374    $10.680
Accumulation Unit Value Ending                                                                 $10.374     $10.680    $11.379
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $10.983    $11.099
Accumulation Unit Value Ending                                                                 $10.983     $11.099    $12.834
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.808     $9.578
Accumulation Unit Value Ending                                                                  $9.808      $9.578    $10.142
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $11.972    $15.401
Accumulation Unit Value Ending                                                                 $11.972     $15.401    $20.937
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.317    $18.207
Accumulation Unit Value Ending                                                                 $12.317     $18.207    $22.090
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.989    $11.899
Accumulation Unit Value Ending                                                                 $10.989     $11.899    $12.168
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.075    $10.140
Accumulation Unit Value Ending                                                                 $10.075     $10.140    $10.189
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.960    $11.720
Accumulation Unit Value Ending                                                                 $10.960     $11.720    $13.246
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.268    $11.556
Accumulation Unit Value Ending                                                                 $10.268     $11.556    $11.691
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.711    $14.462
Accumulation Unit Value Ending                                                                 $12.711     $14.462    $19.404
Number of Units Outstanding at End of Year                                                           0           0          0


(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.










                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Select
                              with MAV & EPB (Annual Increase) (& with/without SPB and with/without ABR)

* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the
Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on
April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service
Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account
which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class
I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.651    $10.972
Accumulation Unit Value Ending                                                                 $10.651     $10.972    $12.107
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.213    $10.834
Accumulation Unit Value Ending                                                                 $10.213     $10.834    $11.227
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.730
Number of Units Outstanding at End of Year                                                          --          --          0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.892    $11.416
Accumulation Unit Value Ending                                                                 $10.892     $11.416    $12.379
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.014    $10.931
Accumulation Unit Value Ending                                                                 $10.014     $10.931    $11.204
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.130    $11.298
Accumulation Unit Value Ending                                                                 $10.130     $11.298    $13.132
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.535    $11.275
Accumulation Unit Value Ending                                                                 $10.535     $11.275    $12.105
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.127    $10.269
Accumulation Unit Value Ending                                                                 $10.127     $10.269    $10.749
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.290    $12.867
Accumulation Unit Value Ending                                                                 $11.290     $12.867    $14.009
Number of Units Outstanding at End of Year                                                           0          36        979

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.745    $11.084
Accumulation Unit Value Ending                                                                 $10.745     $11.084    $12.988
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.723    $10.022
Accumulation Unit Value Ending                                                                  $9.723     $10.022    $10.436
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.575    $10.803
Accumulation Unit Value Ending                                                                 $10.575     $10.803    $12.184
Number of Units Outstanding at End of Year                                                           0          35        138

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.126    $10.081
Accumulation Unit Value Ending                                                                 $10.126     $10.081    $10.257
Number of Units Outstanding at End of Year                                                           0          75        302

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.878     $9.919
Accumulation Unit Value Ending                                                                  $9.878      $9.919    $10.140
Number of Units Outstanding at End of Year                                                           0         114        455

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.835    $12.575
Accumulation Unit Value Ending                                                                 $10.835     $12.575    $14.471
Number of Units Outstanding at End of Year                                                           0          51      1,034

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.532    $11.079
Accumulation Unit Value Ending                                                                 $10.532     $11.079    $11.952
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.218    $11.644
Accumulation Unit Value Ending                                                                 $11.218     $11.644    $13.432
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.390    $12.526
Accumulation Unit Value Ending                                                                 $11.390     $12.526    $13.355
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.204    $12.042
Accumulation Unit Value Ending                                                                 $11.204     $12.042    $13.538
Number of Units Outstanding at End of Year                                                           0           0        867

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.239    $12.180
Accumulation Unit Value Ending                                                                 $11.239     $12.180    $13.182
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.903
Accumulation Unit Value Ending                                                                      --     $10.903    $12.982
Number of Units Outstanding at End of Year                                                          --           0          0

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.234    $10.371
Accumulation Unit Value Ending                                                                 $10.234     $10.371    $11.944
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.776    $10.902
Accumulation Unit Value Ending                                                                 $10.776     $10.902    $11.754
Number of Units Outstanding at End of Year                                                           0          35        137

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.330    $10.692
Accumulation Unit Value Ending                                                                 $10.330     $10.692    $12.302
Number of Units Outstanding at End of Year                                                           0           0          0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.558    $10.528
Accumulation Unit Value Ending                                                                 $10.558     $10.528    $11.314
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.379    $10.570
Accumulation Unit Value Ending                                                                 $10.379     $10.570    $11.082
Number of Units Outstanding at End of Year                                                       $0.00           0          0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.715    $11.205
Accumulation Unit Value Ending                                                                 $10.715     $11.205    $12.337
Number of Units Outstanding at End of Year                                                           0           0          0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.857    $10.116
Accumulation Unit Value Ending                                                                  $9.857     $10.116    $11.162
Number of Units Outstanding at End of Year                                                           0          23         88

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.689    $10.715
Accumulation Unit Value Ending                                                                 $10.689     $10.715    $11.686
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.077    $11.523
Accumulation Unit Value Ending                                                                 $11.077     $11.523    $13.567
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.647
Accumulation Unit Value Ending                                                                      --     $11.647    $11.687
Number of Units Outstanding at End of Year                                                          --           0          0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.291    $12.583
Accumulation Unit Value Ending                                                                 $11.291     $12.583    $14.429
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.224    $12.032
Accumulation Unit Value Ending                                                                 $11.224     $12.032    $13.480
Number of Units Outstanding at End of Year                                                           0           0        860

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.291    $10.572
Accumulation Unit Value Ending                                                                 $10.291     $10.572    $10.556
Number of Units Outstanding at End of Year                                                           0          72        289

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.872     $9.912
Accumulation Unit Value Ending                                                                  $9.872      $9.912    $10.132
Number of Units Outstanding at End of Year                                                           0       2,282          0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.503    $10.476
Accumulation Unit Value Ending                                                                 $10.503     $10.476    $10.308
Number of Units Outstanding at End of Year                                                           0          72        292

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.193    $10.202
Accumulation Unit Value Ending                                                                 $10.193     $10.202    $10.352
Number of Units Outstanding at End of Year                                                           0          74        299

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.735    $10.776
Accumulation Unit Value Ending                                                                 $10.735     $10.776    $11.666
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.130    $10.383
Accumulation Unit Value Ending                                                                 $11.130     $10.383    $11.298
Number of Units Outstanding at End of Year                                                           0           0          0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.506    $11.673
Accumulation Unit Value Ending                                                                 $10.506     $11.673    $12.703
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.398    $10.732
Accumulation Unit Value Ending                                                                 $10.398     $10.732    $11.464
Number of Units Outstanding at End of Year                                                           0          36        141

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.009    $11.154
Accumulation Unit Value Ending                                                                 $11.009     $11.154    $12.930
Number of Units Outstanding at End of Year                                                           0          34        132

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.830     $9.625
Accumulation Unit Value Ending                                                                  $9.830      $9.625    $10.218
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.000    $15.476
Accumulation Unit Value Ending                                                                 $12.000     $15.476    $21.093
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.346    $18.296
Accumulation Unit Value Ending                                                                 $12.346     $18.296    $22.255
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.014    $11.958
Accumulation Unit Value Ending                                                                 $11.014     $11.958    $12.258
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.098    $10.190
Accumulation Unit Value Ending                                                                 $10.098     $10.190    $10.265
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.986    $11.777
Accumulation Unit Value Ending                                                                 $10.986     $11.777    $13.345
Number of Units Outstanding at End of Year                                                           0          32        126

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.292    $11.613
Accumulation Unit Value Ending                                                                 $10.292     $11.613    $11.779
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.740    $14.533
Accumulation Unit Value Ending                                                                 $12.740     $14.533    $19.549
Number of Units Outstanding at End of Year                                                           0          16        672


(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.











                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Select
                                          with MAV (& with/without SPB and with/without ABR)

* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the
Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on
April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service
Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account
which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class
I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.681    $11.036
Accumulation Unit Value Ending                                                                 $10.681     $11.036    $12.215
Number of Units Outstanding at End of Year                                                         673       2,107      2,063

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.241    $10.898
Accumulation Unit Value Ending                                                                 $10.241     $10.898    $11.328
Number of Units Outstanding at End of Year                                                           0         128        458

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.752
Number of Units Outstanding at End of Year                                                          --          --      2,670

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.923    $11.483
Accumulation Unit Value Ending                                                                 $10.923     $11.483    $12.490
Number of Units Outstanding at End of Year                                                       1,580       1,880      3,197

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.042    $10.995
Accumulation Unit Value Ending                                                                 $10.042     $10.995    $11.304
Number of Units Outstanding at End of Year                                                         711       2,125      3,717

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.158    $11.364
Accumulation Unit Value Ending                                                                 $10.158     $11.364    $13.250
Number of Units Outstanding at End of Year                                                         166         155      4,517

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.564    $11.341
Accumulation Unit Value Ending                                                                 $10.564     $11.341    $12.214
Number of Units Outstanding at End of Year                                                       6,342      19,808     23,196

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.155    $10.329
Accumulation Unit Value Ending                                                                 $10.155     $10.329    $10.846
Number of Units Outstanding at End of Year                                                       3,320       2,469        685

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.321    $12.942
Accumulation Unit Value Ending                                                                 $11.321     $12.942    $14.134
Number of Units Outstanding at End of Year                                                       8,974      27,262     33,066

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.775    $11.149
Accumulation Unit Value Ending                                                                 $10.775     $11.149    $13.104
Number of Units Outstanding at End of Year                                                      12,245      10,195     11,111

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.750    $10.081
Accumulation Unit Value Ending                                                                  $9.750     $10.081    $10.529
Number of Units Outstanding at End of Year                                                       2,760       6,355      5,469

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.604    $10.866
Accumulation Unit Value Ending                                                                 $10.604     $10.866    $12.293
Number of Units Outstanding at End of Year                                                      13,720      30,063     27,918

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.154    $10.140
Accumulation Unit Value Ending                                                                 $10.154     $10.140    $10.349
Number of Units Outstanding at End of Year                                                      13,913      15,474     17,406

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.905     $9.977
Accumulation Unit Value Ending                                                                  $9.905      $9.977    $10.230
Number of Units Outstanding at End of Year                                                      12,850      33,219     30,594

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.866    $12.649
Accumulation Unit Value Ending                                                                 $10.866     $12.649    $14.600
Number of Units Outstanding at End of Year                                                         771      10,086     11,504

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.561    $11.143
Accumulation Unit Value Ending                                                                 $10.561     $11.143    $12.059
Number of Units Outstanding at End of Year                                                           0         139        766

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.249    $11.712
Accumulation Unit Value Ending                                                                 $11.249     $11.712    $13.552
Number of Units Outstanding at End of Year                                                       4,924       4,923      5,597

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.422    $12.600
Accumulation Unit Value Ending                                                                 $11.422     $12.600    $13.474
Number of Units Outstanding at End of Year                                                           0       1,699      7,523

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.235    $12.112
Accumulation Unit Value Ending                                                                 $11.235     $12.112    $13.659
Number of Units Outstanding at End of Year                                                       1,536      12,439     14,131

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.271    $12.251
Accumulation Unit Value Ending                                                                 $11.271     $12.251    $13.300
Number of Units Outstanding at End of Year                                                           0         373        573

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.925
Accumulation Unit Value Ending                                                                      --     $10.925    $13.049
Number of Units Outstanding at End of Year                                                          --       1,895      2,029

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.262    $10.432
Accumulation Unit Value Ending                                                                 $10.262     $10.432    $12.051
Number of Units Outstanding at End of Year                                                         971           0        554

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.806    $10.966
Accumulation Unit Value Ending                                                                 $10.806     $10.966    $11.859
Number of Units Outstanding at End of Year                                                       8,397      14,725     29,666

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.359    $10.755
Accumulation Unit Value Ending                                                                 $10.359     $10.755    $12.412
Number of Units Outstanding at End of Year                                                           0         470        892

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.588    $10.589
Accumulation Unit Value Ending                                                                 $10.588     $10.589    $11.415
Number of Units Outstanding at End of Year                                                       3,977       4,887     14,188

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.408    $10.632
Accumulation Unit Value Ending                                                                 $10.408     $10.632    $11.181
Number of Units Outstanding at End of Year                                                       $0.00       4,112      4,568

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.745    $11.270
Accumulation Unit Value Ending                                                                 $10.745     $11.270    $12.447
Number of Units Outstanding at End of Year                                                           0         459        378

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.885    $10.175
Accumulation Unit Value Ending                                                                  $9.885     $10.175    $11.262
Number of Units Outstanding at End of Year                                                         791         544        369

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.719    $10.778
Accumulation Unit Value Ending                                                                 $10.719     $10.778    $11.791
Number of Units Outstanding at End of Year                                                       4,193       5,134      7,274

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.108    $11.590
Accumulation Unit Value Ending                                                                 $11.108     $11.590    $13.688
Number of Units Outstanding at End of Year                                                         943       2,510      3,711

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.671
Accumulation Unit Value Ending                                                                      --     $11.671    $11.747
Number of Units Outstanding at End of Year                                                          --         417      5,019

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.322    $12.656
Accumulation Unit Value Ending                                                                 $11.322     $12.656    $14.558
Number of Units Outstanding at End of Year                                                       4,356       5,459      6,829

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.256    $12.103
Accumulation Unit Value Ending                                                                 $11.256     $12.103    $13.600
Number of Units Outstanding at End of Year                                                       5,298      19,667     32,628

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.319    $10.634
Accumulation Unit Value Ending                                                                 $10.319     $10.634    $10.650
Number of Units Outstanding at End of Year                                                           0       5,310     10,289

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.899     $9.970
Accumulation Unit Value Ending                                                                  $9.899      $9.970    $10.222
Number of Units Outstanding at End of Year                                                       1,642      18,027      5,651

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.533    $10.538
Accumulation Unit Value Ending                                                                 $10.533     $10.538    $10.401
Number of Units Outstanding at End of Year                                                      14,939      23,913     26,542

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.221    $10.262
Accumulation Unit Value Ending                                                                 $10.221     $10.262    $10.445
Number of Units Outstanding at End of Year                                                       2,544       9,506     31,675

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.757    $10.831
Accumulation Unit Value Ending                                                                 $10.757     $10.831    $11.762
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.162    $10.444
Accumulation Unit Value Ending                                                                 $11.162     $10.444    $11.399
Number of Units Outstanding at End of Year                                                       6,146       5,963      4,133

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.535    $11.741
Accumulation Unit Value Ending                                                                 $10.535     $11.741    $12.817
Number of Units Outstanding at End of Year                                                           0       2,718      5,108

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.427    $10.795
Accumulation Unit Value Ending                                                                 $10.427     $10.795    $11.567
Number of Units Outstanding at End of Year                                                         812       7,799     11,606

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.039    $11.219
Accumulation Unit Value Ending                                                                 $11.039     $11.219    $13.046
Number of Units Outstanding at End of Year                                                       4,165      36,088     47,715

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.858     $9.681
Accumulation Unit Value Ending                                                                  $9.858      $9.681    $10.309
Number of Units Outstanding at End of Year                                                           0         419        329

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.033    $15.567
Accumulation Unit Value Ending                                                                 $12.033     $15.567    $21.281
Number of Units Outstanding at End of Year                                                         840       5,085      4,699

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.380    $18.403
Accumulation Unit Value Ending                                                                 $12.380     $18.403    $22.454
Number of Units Outstanding at End of Year                                                           0       5,352      9,502

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.045    $12.028
Accumulation Unit Value Ending                                                                 $11.045     $12.028    $12.368
Number of Units Outstanding at End of Year                                                           0         426          0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.126    $10.249
Accumulation Unit Value Ending                                                                 $10.126     $10.249    $10.357
Number of Units Outstanding at End of Year                                                       5,053       7,045      6,647

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.017    $11.846
Accumulation Unit Value Ending                                                                 $11.017     $11.846    $13.465
Number of Units Outstanding at End of Year                                                       2,434       6,892      5,866

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.321    $11.681
Accumulation Unit Value Ending                                                                 $10.321     $11.681    $11.884
Number of Units Outstanding at End of Year                                                           0       1,716      1,978

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.776    $14.618
Accumulation Unit Value Ending                                                                 $12.776     $14.618    $19.724
Number of Units Outstanding at End of Year                                                       8,624      19,150     46,931


(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.











                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Select
                                      with+ EEDB 71-79 (& with/without SPB and with/without ABR)

* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the
Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on
April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service
Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account
which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class
I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account  which were first offered under the Contracts on
April 27, 2007.


                                                                                               Year ending December 31,
Subaccount                                                                                        2004        2005       2006
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.661    $10.993
Accumulation Unit Value Ending                                                                 $10.661     $10.993    $12.143
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.222    $10.856
Accumulation Unit Value Ending                                                                 $10.222     $10.856    $11.261
Number of Units Outstanding at End of Year                                                           0           0          0

AIM V.I. Core Equity - Series II
Accumulation Unit Value Beginning                                                                   --          --    $10.000
Accumulation Unit Value Ending                                                                      --          --    $10.737
Number of Units Outstanding at End of Year                                                          --          --          0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                                              $10.000     $10.902    $11.438
Accumulation Unit Value Ending                                                                 $10.902     $11.438    $12.416
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.023    $10.952
Accumulation Unit Value Ending                                                                 $10.023     $10.952    $11.237
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.139    $11.320
Accumulation Unit Value Ending                                                                 $10.139     $11.320    $13.171
Number of Units Outstanding at End of Year                                                           0           0          0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                                              $10.000     $10.544    $11.297
Accumulation Unit Value Ending                                                                 $10.544     $11.297    $12.141
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.137    $10.289
Accumulation Unit Value Ending                                                                 $10.137     $10.289    $10.781
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $11.300    $12.892
Accumulation Unit Value Ending                                                                 $11.300     $12.892    $14.051
Number of Units Outstanding at End of Year                                                           0       1,069      1,064

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.755    $11.105
Accumulation Unit Value Ending                                                                 $10.755     $11.105    $13.026
Number of Units Outstanding at End of Year                                                           0         489        487

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.732    $10.042
Accumulation Unit Value Ending                                                                  $9.732     $10.042    $10.467
Number of Units Outstanding at End of Year                                                           0           0          0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.584    $10.824
Accumulation Unit Value Ending                                                                 $10.584     $10.824    $12.221
Number of Units Outstanding at End of Year                                                           0           0        438

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.135    $10.101
Accumulation Unit Value Ending                                                                 $10.135     $10.101    $10.288
Number of Units Outstanding at End of Year                                                           0           0        260

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000      $9.887     $9.939
Accumulation Unit Value Ending                                                                  $9.887      $9.939    $10.170
Number of Units Outstanding at End of Year                                                           0           0        526

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                                              $10.000     $10.845    $12.600
Accumulation Unit Value Ending                                                                 $10.845     $12.600    $14.514
Number of Units Outstanding at End of Year                                                           0         539        720

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.542    $11.100
Accumulation Unit Value Ending                                                                 $10.542     $11.100    $11.987
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.228    $11.667
Accumulation Unit Value Ending                                                                 $11.228     $11.667    $13.472
Number of Units Outstanding at End of Year                                                           0         765        761

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.401    $12.551
Accumulation Unit Value Ending                                                                 $11.401     $12.551    $13.394
Number of Units Outstanding at End of Year                                                           0         714        711

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.214    $12.065
Accumulation Unit Value Ending                                                                 $11.214     $12.065    $13.578
Number of Units Outstanding at End of Year                                                           0         755        948

Janus Aspen Series INTECH Risk-Managed Core - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.250    $12.204
Accumulation Unit Value Ending                                                                 $11.250     $12.204    $13.222
Number of Units Outstanding at End of Year                                                           0           0          0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                                   --     $10.000    $10.910
Accumulation Unit Value Ending                                                                      --     $10.910    $13.004
Number of Units Outstanding at End of Year                                                          --         412        410

Legg Mason Partners Variable All Cap - Class II (1)
Accumulation Unit Value Beginning                                                              $10.000     $10.243    $10.391
Accumulation Unit Value Ending                                                                 $10.243     $10.391    $11.980
Number of Units Outstanding at End of Year                                                           0           0          0

Legg Mason Partners Variable High Yield Bond - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.786    $10.923
Accumulation Unit Value Ending                                                                 $10.786     $10.923    $11.789
Number of Units Outstanding at End of Year                                                           0           0        227

Legg Mason Partners Variable Investors - Class II (2)
Accumulation Unit Value Beginning                                                              $10.000     $10.339    $10.713
Accumulation Unit Value Ending                                                                 $10.339     $10.713    $12.338
Number of Units Outstanding at End of Year                                                           0           0          0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.568    $10.548
Accumulation Unit Value Ending                                                                 $10.568     $10.548    $11.348
Number of Units Outstanding at End of Year                                                           0         411        409

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.389    $10.591
Accumulation Unit Value Ending                                                                 $10.389     $10.591    $11.115
Number of Units Outstanding at End of Year                                                       $0.00           0        481

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.725    $11.226
Accumulation Unit Value Ending                                                                 $10.725     $11.226    $12.374
Number of Units Outstanding at End of Year                                                           0           0          0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000      $9.867    $10.136
Accumulation Unit Value Ending                                                                  $9.867     $10.136    $11.195
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $10.699    $10.736
Accumulation Unit Value Ending                                                                 $10.699     $10.736    $11.721
Number of Units Outstanding at End of Year                                                           0           0          0

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                                              $10.000     $11.087    $11.545
Accumulation Unit Value Ending                                                                 $11.087     $11.545    $13.608
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer MidCap Fund/VA - Service Shares(2)
Accumulation Unit Value Beginning                                                                   --     $10.000    $11.655
Accumulation Unit Value Ending                                                                      --     $11.655    $11.707
Number of Units Outstanding at End of Year                                                          --         466        464

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.301    $12.607
Accumulation Unit Value Ending                                                                 $11.301     $12.607    $14.472
Number of Units Outstanding at End of Year                                                           0           0          0

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                                              $10.000     $11.235    $12.056
Accumulation Unit Value Ending                                                                 $11.235     $12.056    $13.520
Number of Units Outstanding at End of Year                                                           0         228        424

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.300    $10.593
Accumulation Unit Value Ending                                                                 $10.300     $10.593    $10.588
Number of Units Outstanding at End of Year                                                           0         406        657

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000      $9.881     $9.931
Accumulation Unit Value Ending                                                                  $9.881      $9.931    $10.162
Number of Units Outstanding at End of Year                                                           0           0          0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.513    $10.497
Accumulation Unit Value Ending                                                                 $10.513     $10.497    $10.339
Number of Units Outstanding at End of Year                                                           0         653        908

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                                              $10.000     $10.202    $10.222
Accumulation Unit Value Ending                                                                 $10.202     $10.222    $10.383
Number of Units Outstanding at End of Year                                                           0           0        258

Premier VIT OpCap Balanced
Accumulation Unit Value Beginning                                                              $10.000     $10.742    $10.794
Accumulation Unit Value Ending                                                                 $10.742     $10.794    $11.698
Number of Units Outstanding at End of Year                                                           0           0          0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                                              $10.000     $11.141    $10.403
Accumulation Unit Value Ending                                                                 $11.141     $10.403    $11.332
Number of Units Outstanding at End of Year                                                           0           0          0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                                              $10.000     $10.516    $11.695
Accumulation Unit Value Ending                                                                 $10.516     $11.695    $12.741
Number of Units Outstanding at End of Year                                                           0           0          0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                                              $10.000     $10.408    $10.753
Accumulation Unit Value Ending                                                                 $10.408     $10.753    $11.499
Number of Units Outstanding at End of Year                                                           0           0        465

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                                              $10.000     $11.019    $11.176
Accumulation Unit Value Ending                                                                 $11.019     $11.176    $12.969
Number of Units Outstanding at End of Year                                                           0           0        412

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                                              $10.000      $9.840     $9.643
Accumulation Unit Value Ending                                                                  $9.840      $9.643    $10.248
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                                              $10.000     $12.011    $15.506
Accumulation Unit Value Ending                                                                 $12.011     $15.506    $21.156
Number of Units Outstanding at End of Year                                                           0           0          0

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                                              $10.000     $12.357    $18.332
Accumulation Unit Value Ending                                                                 $12.357     $18.332    $22.321
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                                              $10.000     $11.025    $11.981
Accumulation Unit Value Ending                                                                 $11.025     $11.981    $12.295
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.108    $10.210
Accumulation Unit Value Ending                                                                 $10.108     $10.210    $10.296
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                                              $10.000     $10.996    $11.800
Accumulation Unit Value Ending                                                                 $10.996     $11.800    $13.385
Number of Units Outstanding at End of Year                                                           0         752      1,148

Van Kampen UIF Equity Growth - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $10.302    $11.635
Accumulation Unit Value Ending                                                                 $10.302     $11.635    $11.814
Number of Units Outstanding at End of Year                                                           0           0          0

Van Kampen UIF U.S. Real Estate - Class II(3)
Accumulation Unit Value Beginning                                                              $10.000     $12.752    $14.562
Accumulation Unit Value Ending                                                                 $12.752     $14.562    $19.607
Number of Units Outstanding at End of Year                                                           0           0          0


(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Fundamental Value Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners
Variable All Cap - Class II Sub-Account  into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason
Partners Variable Investors Portfolio - Class I .  Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable
Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name
Van Kampen.



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
LINCOLN BENEFIT LIFE COMPANY:

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2006 and 2005, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2006. Our audits also included the financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Lincoln Benefit Life Company as of December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 9, 2007

ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                          LINCOLN BENEFIT LIFE COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                       YEAR ENDED DECEMBER 31,
                                                    ---------------------------
(IN THOUSANDS)                                        2006      2005      2004
                                                    -------   -------   -------
REVENUES
Net investment income                               $13,948   $13,632   $11,234
Realized capital gains and losses                    (1,255)     (174)        5
                                                    -------   -------   -------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE     12,693    13,458    11,239
Income tax expense                                    4,433     4,671     3,925
                                                    -------   -------   -------
NET INCOME                                            8,260     8,787     7,314
                                                    -------   -------   -------
OTHER COMPREHENSIVE LOSS, AFTER-TAX
Change in unrealized net capital gains and losses      (885)   (4,772)   (1,786)
                                                    -------   -------   -------
COMPREHENSIVE INCOME                                $ 7,375   $ 4,015   $ 5,528
                                                    =======   =======   =======

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                        STATEMENTS OF FINANCIAL POSITION

(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                  DECEMBER 31,
                                                               -------------------------
                                                                   2006          2005
                                                               -----------   -----------
ASSETS
Investments
   Fixed income securities, at fair value (amortized
      cost $268,331 and $266,457)                              $   268,058   $   267,545
   Short-term                                                        8,264         3,824
                                                               -----------   -----------
      TOTAL INVESTMENTS                                            276,322       271,369
Cash                                                                23,352         8,349
Reinsurance recoverable from Allstate Life Insurance Company    19,131,870    18,350,983
Reinsurance recoverable from non-affiliates                      1,203,864     1,019,850
Receivable from affiliates, net                                     24,990        10,394
Other assets                                                       104,971        96,059
Separate accounts                                                3,097,550     2,718,509
                                                               -----------   -----------
      TOTAL ASSETS                                             $23,862,919   $22,475,513
                                                               ===========   ===========
LIABILITIES
Contractholder funds                                           $18,195,622   $17,462,104
Reserve for life-contingent contract benefits                    2,126,455     1,892,194
Unearned premiums                                                   25,935        26,992
Deferred income taxes                                                  135           591
Current income taxes payable                                         4,412         4,769
Other liabilities and accrued expenses                             136,184       101,103
Separate accounts                                                3,097,550     2,718,509
                                                               -----------   -----------
      TOTAL LIABILITIES                                         23,586,293    22,206,262
                                                               -----------   -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30 thousand shares
   authorized, 25 thousand shares issued and outstanding             2,500         2,500
Additional capital paid-in                                         180,000       180,000
Retained income                                                     94,304        86,044
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                            (178)          707
                                                               -----------   -----------
      Total accumulated other comprehensive income                    (178)          707
                                                               -----------   -----------
      TOTAL SHAREHOLDER'S EQUITY                                   276,626       269,251
                                                               -----------   -----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY               $23,862,919   $22,475,513
                                                               ===========   ===========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                            YEAR ENDED DECEMBER 31,
                                         ------------------------------
(IN THOUSANDS)                             2006       2005       2004
                                         --------   --------   --------
COMMON STOCK                             $  2,500   $  2,500   $  2,500
                                         --------   --------   --------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                180,000    180,000    130,305
Capital contribution                           --         --     49,695
                                         --------   --------   --------
Balance, end of year                      180,000    180,000    180,000
                                         --------   --------   --------
RETAINED INCOME
Balance, beginning of year                 86,044     77,257     69,943
Net income                                  8,260      8,787      7,314
                                         --------   --------   --------
Balance, end of year                       94,304     86,044     77,257
                                         --------   --------   --------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                    707      5,479      7,265
Change in unrealized net capital gains
   and losses                                (885)    (4,772)    (1,786)
                                         --------   --------   --------
Balance, end of year                         (178)       707      5,479
                                         --------   --------   --------
TOTAL SHAREHOLDER'S EQUITY               $276,626   $269,251   $265,236
                                         ========   ========   ========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                            YEAR ENDED DECEMBER 31,
                                                                        ------------------------------
(IN THOUSANDS)                                                            2006       2005       2004
                                                                        --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                              $  8,260   $  8,787   $  7,314
Adjustments to reconcile net income to net cash provided by operating activities:
      Amortization and other non-cash items                                  424        466        293
      Realized capital gains and losses                                    1,255        174         (5)
      Changes in:
         Reserve for life-contingent contract benefits and
            contractholder funds, net of reinsurance recoverables          2,878      3,041    (11,474)
         Income taxes                                                       (337)     4,709      1,438
         Receivable/payable to affiliates, net                           (14,596)    17,055    (50,781)
         Other operating assets and liabilities                           25,112    (22,674)    49,016
                                                                        --------   --------   --------
            Net cash provided by (used in) operating activities           22,996     11,558     (4,199)
                                                                        --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
FIXED INCOME SECURITIES:
      Proceeds from sales                                                 20,104      5,066      1,007
      Investment collections                                              15,244     22,557     15,667
      Investments purchases                                              (38,901)   (67,948)   (45,793)
Change in short-term investments                                          (4,440)    26,584    (29,301)
                                                                        --------   --------   --------
            Net cash used in investing activities                         (7,993)   (13,741)   (58,420)
                                                                        --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution                                                          --         --     49,695
                                                                        --------   --------   --------
            Net cash provided by financing activities                         --         --     49,695
                                                                        --------   --------   --------
NET INCREASE (DECREASE) IN CASH                                           15,003     (2,183)   (12,924)
CASH AT BEGINNING OF YEAR                                                  8,349     10,532     23,456
                                                                        --------   --------   --------
CASH AT END OF YEAR                                                     $ 23,352   $  8,349   $ 10,532
                                                                        ========   ========   ========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Lincoln Benefit Life Company ("Lincoln Benefit" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     To conform to the 2006 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual customers. The principal products are deferred and immediate fixed annuities, interest-sensitive, traditional and variable life insurance, and accident and health insurance.

     The Company is authorized to sell life insurance, retirement and investment products in all states except New York, as well as in the District of Columbia, Guam and the U.S. Virgin Islands. For 2006, the top geographic locations for statutory premiums and annuity considerations were California, Florida, Texas and Pennsylvania. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under reinsurance agreements.

     The Company distributes its products through several distribution channels, including Allstate exclusive agencies, independent agencies (including master brokerage agencies), and financial services firms, such as banks and broker-dealers. Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control of these non-affiliated entities could negatively impact the Company's sales.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's and ALIC's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, commercial mortgage-backed, mortgage-backed and asset-backed securities. Fixed income securities may be sold prior to their contractual maturity ("available for sale") and are carried at fair value. The fair value of publicly traded fixed income securities is based upon independent market quotations. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales. Cash received from maturities and pay-downs is reflected as a component of investment collections.

     Short-term investments are carried at cost or amortized cost, which approximates fair value.

     Investment income consists of interest and is recognized on an accrual basis. Interest income is determined using the effective yield method, considering estimated principal repayments when applicable. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, and write-downs in value due to other-than-temporary declines in fair value. Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company recognizes other-than-temporary impairment losses on fixed income securities when the decline in fair value is deemed other-than-temporary (see Note 4).

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 7). Amounts reflected in the Statements of Operations and Comprehensive Income are presented net of reinsurance.

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to such revenue such that profits are recognized over the lives of the contracts.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance. Certain variable annuity contracts include embedded derivatives that are separated from the host instrument and accounted for as derivative financial instruments

("subject to bifurcation"). The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds and is ceded to ALIC under the reinsurance agreements.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates.

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income, withdrawal and accumulation benefits.

REINSURANCE

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 7). Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. We continuously monitor the creditworthiness of reinsurers in order to determine our risk of recoverability on an individual and aggregate basis and a provision for uncollectible reinsurance is recorded if needed. No amounts have been deemed unrecoverable in the three years ended December 31, 2006. The Company continues to have primary liability as the direct insurer for the risks reinsured.

     Investment income earned on the assets that support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under terms of the reinsurance agreements.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on fixed income securities and differences in tax bases of investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life and accident and health insurance and immediate annuities with life contingencies is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, policy terminations and expenses (see Note 6). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities, and variable annuity and life deposits allocated to fixed accounts. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (See Note 6). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets and liabilities are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the separate accounts consist of contract charges for maintenance, administration, cost of insurance and surrender of the contract prior to the contractually specified date and are ceded to ALIC.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

ADOPTED ACCOUNTING STANDARDS

FINANCIAL ACCOUNTING STANDARDS BOARD STAFF POSITION NO. FAS 115-1, "THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("FSP FAS 115-1")

     The Company adopted Financial Accounting Standards Board ("FASB") FSP FAS 115-1 as of January 1, 2006. FSP FAS 115-1 nullifies the guidance in paragraphs 10-18 of EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and references existing other-than-temporary impairment guidance. FSP FAS 115-1 clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell the security has not been made, and also provides guidance on the subsequent accounting for income recognition on an impaired debt security. The adoption of FSP FAS 115-1 was required on a prospective basis and did not have a material effect on the results of operations or financial position of the Company.

STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 154, "ACCOUNTING CHANGES AND ERROR CORRECTIONS" ("SFAS NO. 154")

     The Company adopted SFAS No. 154 on January 1, 2006. SFAS No. 154 replaces Accounting Principles Board ("APB") Opinion No. 20, "Accounting Changes", and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 requires retrospective application to prior periods' financial statements for changes in accounting principle, unless determination of either the period specific effects or the cumulative effect of the change is impracticable or otherwise promulgated. The Company had no accounting changes or error corrections affected by the new standard.

SECURITIES AND EXCHANGE COMMISSION ("SEC") STAFF ACCOUNTING BULLETIN NO. 108, "CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS" ("SAB 108")

     In September 2006, the SEC issued SAB 108 in order to eliminate the diversity of practice in the process by which misstatements are quantified for purposes of assessing materiality on the financial statements. SAB 108 is intended to eliminate the potential for the build up of improper amounts on the balance sheet due to the limitations of certain methods of materiality assessment utilized in current practice. SAB 108 establishes a single quantification framework wherein the significance measurement is based on the effects of the misstatements on each of the financial statements as well as the related financial statement disclosures. If a company's existing methods for assessing the materiality of misstatements are not in compliance with the provisions of SAB 108, the initial application of the provisions may be adopted by restating prior period financial statements under certain circumstances or otherwise by recording the cumulative effect of initially applying the provisions of SAB 108 as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment recorded to the opening balance of retained earnings. The provisions of SAB 108 must be applied no later than the annual financial statements issued for the first fiscal year ending after November 15, 2006. The Company's adoption of SAB 108 in the fourth quarter of 2006 for the fiscal year then ended did not have any effect on its results of operations or financial position.

SOP 03-1, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS" ("SOP 03-1")

     On January 1, 2004, the Company adopted SOP 03-1. The major provisions of the SOP affecting the Company at the time of adoption are listed below.

     - Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts, all of which are ceded to ALIC;

     - Deferral of sales inducements that meet certain criteria, and amortization using the same method used for deferred policy acquisition costs ("DAC"), all of which are ceded to ALIC.

     The cumulative effect of the change in accounting principle from implementing SOP 03-1 was a loss of $26.9 million, after-tax, ($41.4 million, pre-tax) that was ceded to ALIC under the terms of the reinsurance agreements. It was comprised of an increase in contractholder funds of $30 million, pre-tax, and reserves for life-contingent contract benefits of $11.4 million, pre-tax.

AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS ("AICPA") TECHNICAL PRACTICE AID ("TPA") RE SOP 03-1

     In September 2004, the staff of the AICPA, aided by industry experts, issued a set of technical questions and answers on financial accounting and reporting issues related to SOP 03-1. The TPAs address a number of issues related to SOP 03-1 including when it was necessary to establish a liability in addition to the account balance for certain contracts such as single premium and universal life that meet the definition of an insurance contract and have amounts assessed against the contractholder in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function. The impact of adopting the provisions of the TPAs was ceded to ALIC under the terms of the reinsurance agreements.

PENDING ACCOUNTING STANDARDS

STATEMENT OF POSITION 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1")

     In October 2005, the AICPA issued SOP 05-1. SOP 05-1 provides accounting guidance for deferred policy acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments". SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. In February 2007, the AICPA issued a set of eleven TPAs that provide interpretive guidance to be utilized, if applicable, at the date of adoption. The provisions of SOP 05-1 are effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Any impact resulting from the adoption of SOP 05-1 on the Company's results of operations will be ceded to ALIC under the terms of the reinsurance agreements.

FINANCIAL ACCOUNTING STANDARDS BOARD INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES", ("FIN 48")

     In July 2006, the FASB issued FIN 48, which clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements in accordance with FASB Statement No. 109, "Accounting for Income Taxes". FIN 48 requires an entity to recognize the tax benefit of uncertain tax positions only when it is more likely than not, based on the position's technical merits, that the position would be sustained upon examination by the respective taxing authorities. The tax benefit is measured as the largest benefit that is more than fifty-percent likely of being realized upon final settlement with the respective taxing authorities. FIN 48 is effective for fiscal years beginning after December 15, 2006. The adoption of FIN 48 will not have a material effect on the results of operations or financial position of the Company.

SFAS NO. 157, "FAIR VALUE MEASUREMENTS" ("SFAS NO. 157")

     In September 2006, the FASB issued SFAS No. 157 which redefines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The effects of adoption will be determined by the types of instruments carried at fair value in the Company's financial statements at the time of adoption as well as the method utilized to determine their fair values prior to adoption. Based on the Company's current use of fair value measurements, SFAS No. 157 is not expected to have a material effect on the results of operations or financial position of the Company.

SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" ("SFAS NO. 159")

     In February 2007, the FASB issued SFAS No. 159 which provides reporting entities an option to report selected financial assets, including investment securities designated as available for sale, and liabilities, including most insurance contracts, at fair value. SFAS No. 159 establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement attributes for similar types of assets and liabilities. The standard also requires additional information to aid financial statement users' understanding of a reporting entity's choice to use fair value on its earnings and also requires entities to display on the face of the balance sheet the fair value of those assets and liabilities for which the reporting entity has chosen to measure at fair value. SFAS No. 159 is effective as of the beginning of a reporting entity's first fiscal year beginning after November 15, 2007. Early adoption is permitted as of the beginning of the previous fiscal year provided the entity makes that choice in the first 120 days of that fiscal year and also elects to apply the provisions of SFAS No. 157. Because application of the standard is optional, any impacts are limited to those financial assets and liabilities to which SFAS No. 159 would be applied, which has yet to be determined, as is any decision concerning the early adoption of the standard.

3. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services provided by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $192.3 million, $158.7 million and $161.4 million in 2006, 2005 and 2004, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under the reinsurance agreements.

BROKER/DEALER SERVICES

     The Company has a service agreement with Allstate Distributors, LLC ("ADLLC"), a broker/dealer affiliate of the Company, whereby ADLLC promotes and markets the fixed and variable annuities sold by the Company to unaffiliated financial services firms. In addition, ADLLC acts as the underwriter of variable annuities sold by the Company. In return for these services, the Company recorded commission expense of $1.1 million, $659 thousand and $447 thousand for the years ended December 31, 2006, 2005 and 2004, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

     The Company receives underwriting and distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company incurred $42.7 million, $44.6 million and $41.7 million of commission and other distribution expenses for the years ended December 31, 2006, 2005 and 2004, respectively, that were ceded to ALIC under the terms of the reinsurance agreements.

     In 2006, the Company entered a wholesaling and marketing support agreement with ALFS, Inc. ("ALFS"), an affiliated broker/dealer company, whereby ALFS underwrites and promotes the offer, sale and servicing of variable annuities issued by the Company and sold by AFS. In return for these services, the Company recorded commission expense of $1.5 million for 2006. This expense was ceded to ALIC under the terms of the reinsurance agreements.

REINSURANCE

     The following table summarizes amounts that were ceded to ALIC and reported net in the Statements of Operations under the reinsurance agreements:

                                                      YEAR ENDED DECEMBER 31,
                                              ------------------------------------
(IN THOUSANDS)                                   2006         2005         2004
                                              ----------   ----------   ----------
Premiums and contract charges                 $  546,554   $  461,496   $  405,748
Interest credited to contractholder  funds,
   contract benefits and expenses              1,487,799    1,483,707    1,354,508

    Reinsurance recoverables due from ALIC totaled $19.13 billion and $18.35 billion as of December 31, 2006 and 2005, respectively.

STRUCTURED SETTLEMENT OBLIGATIONS

     The Company received premiums of $301 thousand from AIC in 2004, to assume certain structured settlement obligations at prices determined based upon interest rates in effect at the time of purchase. The Company subsequently ceded these premiums to ALIC under the terms of its reinsurance agreements. The Company did not receive any structured settlement premiums from AIC in 2006 or 2005.

CAPITAL CONTRIBUTION

     During the fourth quarter of 2004, ALIC made a cash capital contribution of $49.7 million. This transaction was reflected in additional capital paid-in on the Statements of Financial Position.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding under the intercompany loan agreement to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the agreement at December 31, 2006 and 2005. The Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings.

4. INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                     GROSS UNREALIZED
                                        AMORTIZED   -----------------     FAIR
(IN THOUSANDS)                            COST       GAINS    LOSSES      VALUE
                                        ---------   ------   --------   --------
AT DECEMBER 31, 2006
U.S. government and agencies             $116,821   $2,609   $(1,467)   $117,963
Corporate                                  74,755      613    (1,987)     73,381
Municipal                                     502       31        --         533
Mortgage-backed securities                 29,963       98      (817)     29,244
Commercial mortgage-backed securities      32,095      635      (315)     32,415
Asset-backed securities                    14,195      366       (39)     14,522
                                         --------   ------   -------    --------
   Total fixed income securities         $268,331   $4,352   $(4,625)   $268,058
                                         ========   ======   =======    ========
AT DECEMBER 31, 2005
U.S. government and agencies             $ 99,197   $3,333   $(1,139)   $101,391
Corporate                                  91,424    1,133    (1,746)     90,811
Municipal                                     503       41        --         544
Mortgage-backed securities                 32,362      209      (606)     31,965
Commercial mortgage-backed securities      27,851       69      (704)     27,216
Asset-backed securities                    15,120      546       (48)     15,618
                                         --------   ------   -------    --------
   Total fixed income securities         $266,457   $5,331   $(4,243)   $267,545
                                         ========   ======   =======    ========

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2006:

                                         AMORTIZED     FAIR
(IN THOUSANDS)                             COST        VALUE
                                         ---------   --------
Due in one year or less                   $  8,543   $  8,515
Due after one year through five years       88,818     88,680
Due after five years through ten years      87,213     86,056
Due after ten years                         39,599     41,041
                                          --------   --------
                                           224,173    224,292
Mortgage and asset-backed securities        44,158     43,766
                                          --------   --------
   Total                                  $268,331   $268,058
                                          ========   ========

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

   Net investment income for the years ended December 31 is as follows:

(IN THOUSANDS)                             2006      2005      2004
                                         -------   -------   -------
Fixed income securities                  $13,495   $13,190   $11,297
Short-term investments                       762       689       185
                                         -------   -------   -------
   Investment income, before expense      14,257    13,879    11,482
   Investment expense                        309       247       248
                                         -------   -------   -------
   Net investment income                 $13,948   $13,632   $11,234
                                         =======   =======   =======

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended December 31 are as follows:

(IN THOUSANDS)                                   2006     2005   2004
                                               -------   -----   ----
Fixed income securities                        $(1,255)  $(174)   $ 5
Income tax benefit (expense)                       438      60     (2)
                                               -------   -----    ---
Realized capital gains and losses, after-tax   $  (817)  $(114)   $ 3
                                               =======   =====    ===

     Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

(IN THOUSANDS)                                      2006     2005   2004
                                                  -------   -----   ----
Dispositions                                      $(1,255)  $(174)   $ 5
                                                  -------   -----    ---
   Realized capital gains and losses               (1,255)   (174)     5
   Income tax benefit (expense)                       438      60     (2)
                                                  -------   -----    ---
   Realized capital gains and losses, after-tax   $  (817)  $(114)   $ 3
                                                  =======   =====    ===

     Gross gains of $1 thousand and $5 thousand were realized on fixed income securities during 2006 and 2005, respectively. Gross losses of $1.3 million and $174 thousand were realized on sales of fixed income securities during 2006 and 2005, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in accumulated other comprehensive income at December 31 are as follows:

                                                     GROSS UNREALIZED
                                             FAIR    ----------------   UNREALIZED
(IN THOUSANDS)                              VALUE     GAINS    LOSSES    NET GAINS
                                          --------   ------   -------   ----------
AT DECEMBER 31, 2006
Fixed income securities                   $268,058   $4,352   $(4,625)     $(273)
Deferred income taxes                                                         95
                                                                           -----
Unrealized net capital gains and losses                                    $(178)
                                                                           =====

                                                     GROSS UNREALIZED
                                             FAIR    ----------------   UNREALIZED
(IN THOUSANDS)                              VALUE     GAINS    LOSSES    NET GAINS
                                          --------   ------   -------   ----------
AT DECEMBER 31, 2005
Fixed income securities                   $267,545   $5,331   $(4,243)    $1,088
Deferred income taxes                                                       (381)
                                                                          ------
Unrealized net capital gains and losses                                   $  707
                                                                          ======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

(IN THOUSANDS)                                          2006      2005     2004
                                                      -------   -------   -------
Fixed income securities                               $(1,361)  $(7,340)  $(2,748)
Deferred income taxes                                     476     2,568       962
                                                      -------   -------   -------
Decrease in unrealized net capital gains and losses   $  (885)  $(4,772)  $(1,786)
                                                      =======   =======   =======

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other-than-temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest; 3) the duration and extent to which the fair value has been less than amortized cost; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.


                                             LESS THAN 12 MONTHS              12 MONTHS OR MORE
                                      ------------------------------   ------------------------------     TOTAL
                                     NUMBER OF    FAIR     UNREALIZED  NUMBER OF  FAIR     UNREALIZED   UNREALIZED
($ IN THOUSANDS)                      ISSUES     VALUE      LOSSES     ISSUES     VALUE      LOSSES       LOSSES
                                      ------   --------   ----------   ------   --------   ----------   ----------
AT DECEMBER 31, 2006
Fixed income securities
   U.S. Government andagencies            4    $ 26,597    $  (153)       10    $ 44,123    $(1,314)     $(1,467)
   Corporate                              2       1,985        (18)       24      46,462     (1,969)      (1,987)
   Mortgage-backed securities             1           1         --        10      25,880       (817)        (817)
   Commercial mortgage-backed
      securities                          1       2,483         (9)        6      12,813       (306)        (315)
   Asset-backed securities               --          --         --         1         968        (39)         (39)
                                        ---    --------    -------       ---    --------    -------      -------
      Total                               8    $ 31,066    $  (180)       51    $130,246    $(4,445)     $(4,625)
                                        ===    ========    =======       ===    ========    =======      =======
Investment grade fixed income
   securities                             8    $ 31,066    $  (180)       51    $130,246    $(4,445)     $(4,625)
Below investment grade fixed
   income securities                     --          --         --        --          --         --           --
                                        ---    --------    -------       ---    --------    -------      -------
      Total fixed income securities       8    $ 31,066    $  (180)       51    $130,246    $(4,445)     $(4,625)
                                        ===    ========    =======       ===    ========    =======      =======
AT DECEMBER 31, 2005
Fixed income securities
   U.S. Government and agencies           9    $ 46,404    $  (625)        3    $ 11,682    $  (514)     $(1,139)
   Corporate                             18      46,255     (1,059)        8      10,301       (687)      (1,746)
   Mortgage-backed securities             7      24,100       (507)        3       2,970        (99)        (606)
   Commercial mortgage-backed
      securities                          8      16,503       (296)        2       5,669       (408)        (704)
   Asset-backed securities               --          --         --         1         961        (48)         (48)
                                        ---    --------    -------       ---    --------    -------      -------
      Total                              42    $133,262    $(2,487)       17    $ 31,583    $(1,756)     $(4,243)
                                        ===    ========    =======       ===    ========    =======      =======
Investment grade fixed income
   securities                            42    $133,262    $(2,487)       17    $ 31,583    $(1,756)     $(4,243)
Below investment grade fixed
   income securities                     --          --         --        --          --         --           --
                                        ---    --------    -------       ---    --------    -------      -------
      Total fixed income securities      42    $133,262    $(2,487)       17    $ 31,583    $(1,756)     $(4,243)
                                        ===    ========    =======       ===    ========    =======      =======

     At December 31, 2006, all unrealized losses related to fixed income securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. All of the unrealized losses related to investment grade fixed income securities. Investment grade is defined as a security having a rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's, Fitch or Dominion; or aaa,aa,a or bbb from A.M. Best; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

     As of December 31, 2006, the Company had the intent and ability to hold the fixed income securities with unrealized losses for a period of time sufficient for them to recover.

OTHER INVESTMENT INFORMATION

     At December 31, 2006, fixed income securities and short-term investments with a carrying value of $9.5 million were on deposit with regulatory authorities as required by law.

5. FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since reinsurance recoverables, net, reserve for life-contingent contract benefits and deferred income taxes are not included in accordance with SFAS No. 107. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

(IN THOUSANDS)                DECEMBER 31, 2006        DECEMBER 31, 2005
                          -----------------------   -----------------------
                           CARRYING        FAIR      CARRYING       FAIR
                             VALUE        VALUE        VALUE       VALUE
                          ----------   ----------   ----------   ----------
Fixed income securities   $  268,058   $  268,331   $  267,545   $  267,545
Short-term investments         8,264        8,264        3,824        3,824
Separate accounts          3,097,550    3,097,550    2,718,509    2,718,509

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. Short-term investments are highly liquid investments with maturities of one year or less whose carrying values are deemed to approximate fair value. Separate accounts assets are carried in the Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

(IN THOUSANDS)                                     DECEMBER 31, 2006            DECEMBER 31, 2005
                                               -------------------------   -------------------------
                                                 CARRYING        FAIR        CARRYING        FAIR
                                                  VALUE         VALUE         VALUE         VALUE
                                               -----------   -----------   -----------   -----------
Contractholder funds on investment contracts   $15,334,580   $14,498,948   $14,931,738   $14,122,657
Separate accounts                                3,097,550     3,097,550     2,718,509     2,718,509

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements under the provisions of SFAS No. 107. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Immediate annuities without life contingencies are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at fair value in the financial statements. Separate accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include embedded derivative financial instruments. Derivatives that are embedded in certain variable annuity contracts and equity-indexed annuity contracts are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation"). Embedded derivative financial instruments are accounted for on a fair value basis. Embedded derivative financial instruments subject to bifurcation are reflected as a component of contractholder funds in the Statements of Financial Position. Changes in the fair value of embedded derivative financial instruments are ceded to ALIC. Reinsurance agreements that cede the value of embedded derivative financial instruments are reflected as a component of reinsurance recoverables in the Statements of Financial Position.

     The following table summarizes the notional amount, fair value and carrying value of the Company's embedded derivative financial instruments.

                                                               CARRYING     CARRYING
                                       NOTIONAL       FAIR       VALUE        VALUE
(IN THOUSANDS)                          AMOUNT       VALUE      ASSETS    (LIABILITIES)
                                      ----------   ---------   --------   -------------
AT DECEMBER 31, 2006
Equity-indexed and forward starting
   options in life and annuity
   product contracts                  $3,016,132   $(167,707)     $--      $(167,707)
Guaranteed accumulation benefits         340,157       1,381       --          1,381
Guaranteed withdrawal benefits            62,736          43       --             43
Other embedded derivative financial
   instruments                             3,775          (5)      --             (5)

                                                               CARRYING     CARRYING
(IN THOUSANDS)                         NOTIONAL       FAIR      VALUE         VALUE
                                        AMOUNT       VALUE      ASSETS    (LIABILITIES)
                                      ----------   ---------   --------   -------------
AT DECEMBER 31, 2005
Equity-indexed and forward starting
   options in life and annuity
   product contracts                  $2,356,357   $(105,754)    $ --       $(105,754)
Guaranteed accumulation benefits         242,234         288       --             288
Guaranteed withdrawal benefits            26,390         (14)      --             (14)
Other embedded derivative
   financial instruments                   3,775          (5)      --              (5)

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements, and are not representative of the potential for gain or loss on these agreements.

     Fair value, which is equal to the carrying value, is based on widely accepted pricing and valuation models, which use independent third party data as inputs.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments at December 31, 2006 or 2005.

6. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

(IN THOUSANDS)                                              2006         2005
                                                         ----------   ----------
Immediate annuities                                      $  722,539   $  723,691
Traditional life                                            932,866      821,341
Other                                                       471,050      347,162
                                                         ----------    ---------
   Total reserve for life-contingent contract benefits   $2,126,455   $1,892,194
                                                         ==========   ==========

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

         PRODUCT                       MORTALITY               INTEREST RATE          ESTIMATION METHOD
---------------------------   -------------------------   ----------------------   ----------------------
Immediate annuities           1983 individual annuity     Interest rate            Present value of
                              mortality table             assumptions range from   expected future
                              1983-a annuity mortality    3.0% to 8.8%             benefits based on
                              table                                                historical experience
                              Annuity 2000 mortality
                              table

Traditional life              Actual company experience   Interest rate            Net level premium
                              plus loading                assumptions range from   reserve method using
                                                          4.0% to 8.0%             the Company's
                                                                                   withdrawal experience
                                                                                   rates

Other:
   Variable annuity           90% of 1994 group annuity   Interest rate            Projected benefit
   guaranteed minimum death   mortality table with        assumptions range from   ratio applied to
   benefits                   internal modifications      6.5% to 7.0%             cumulative assessments

   Accident & health          Actual company experience                            Unearned premium;
                              plus loading                                         additional contract
                                                                                   reserves for
                                                                                   traditional life

     At December 31, contractholder funds consists of the following:

(IN THOUSANDS)                         2006          2005
                                   -----------   -----------
Interest-sensitive life            $ 2,841,433   $ 2,516,464
Investment contracts:
   Immediate annuities                 480,602       459,893
   Fixed annuities                  14,822,531    14,435,800
   Other                                51,056        49,947
                                   -----------   -----------
      Total contractholder funds   $18,195,622   $17,462,104
                                   ===========   ===========

     The following table highlights the key contract provisions relating to contractholder funds:

                PRODUCT                         INTEREST RATE             WITHDRAWAL/SURRENDER CHARGES
-------------------------------------   ----------------------------   ----------------------------------
Interest-sensitive life                 Interest rates credited        Either a percentage of account
                                        range from 3.5% to 6.0%        balance or dollar amount grading
                                                                       off generally over 20 years

Fixed annuities                         Interest rates credited        Either a declining or a level
                                        range from 2.2% to 8.8% for    percentage charge generally over
                                        immediate annuities and 0.0%   nine years or less. Additionally,
                                        to 9.0% for fixed annuities    approximately 35.3% of fixed
                                                                       annuities are subject to market
                                                                       value adjustment for discretionary
                                                                       withdrawals.

Other investment contracts:             Interest rates used in         Withdrawal and surrender charges
   Variable guaranteed minimum income   establishing reserves range    are based on the terms of the
   benefit and secondary guarantees     from 1.8% to 10.3%             related interest-sensitive life or
   on interest-sensitive life and                                      fixed annuity contract.
   fixed annuities

     Contractholder funds activity for the years ended December 31 is as follows:

(IN THOUSANDS)                           2006          2005
                                     -----------   -----------
Balance, beginning of year           $17,462,104   $16,231,489
Deposits                               2,668,782     2,822,820
Interest credited                        865,479       779,071
Benefits                                (512,353)     (443,444)
Surrenders and partial withdrawals    (1,962,149)   (1,665,497)
Net transfers to separate accounts       (58,681)      (70,542)
Contract charges                        (255,710)     (206,363)
Other adjustments                        (11,850)       14,570
                                     -----------   -----------
Balance, end of year                 $18,195,622   $17,462,104
                                     ===========   ===========

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                               DECEMBER 31,
                                                                          --------------------
($ IN MILLIONS)                                                             2006        2005
                                                                          ---------  ---------
IN THE EVENT OF DEATH
   Separate account value                                                 $ 2,333.2  $ 2,084.2
   Net amount at risk (1)                                                 $   108.5  $   148.1
   Average attained age of contractholders                                 59 years   59 years

AT ANNUITIZATION
   Separate account value                                                 $   388.4  $   372.3
   Net amount at risk (2)                                                 $     0.6  $     0.7
   Weighted average waiting period until annuitization options available    3 years    4 years

FOR CUMULATIVE PERIODIC WITHDRAWALS
   Separate account value                                                 $    61.8  $    23.2
   Net amount at risk (3)                                                 $      --  $      --

ACCUMULATION AT SPECIFIED DATES
   Separate account value                                                 $   337.3  $   229.6
   Net amount at risk (4)                                                 $      --  $      --
   Weighted average waiting period until guarantee date                    13 years   13 years

----------
(1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.

(4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     As of December 31, 2006, reserves for variable annuity contracts and secondary guarantee liabilities related to death benefits, income benefits, accumulation and withdrawal benefits were $28 million, $33 million, $(1) million and $(43) thousand, respectively. As of December 31, 2005, reserves for variable annuity contracts and secondary guarantee liabilities related to death benefits, income benefits, accumulation and withdrawal benefits were $21 million, $36 million, $(288) thousand and $14 thousand, respectively.

7.  REINSURANCE

     The Company has entered into reinsurance agreements under which it reinsures all of its business to ALIC or other non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life policies with a pool of twelve non-affiliated reinsurers. The Company continues to have primary liability as the direct insurer for risks reinsured.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. At December 31, 2006, 94.1% of the total reinsurance recoverables were related to ALIC and 5.9% were related to non-affiliated reinsurers. At December 31, 2006 and 2005, approximately 96% and 99%, respectively, of the Company's non-affiliated reinsurance recoverables are due from companies rated A- or better by Standard & Poor's.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

(IN THOUSANDS)                                        2006       2005      2004
                                                   ---------  ---------  ---------
PREMIUMS AND CONTRACT CHARGES
Direct                                             $ 944,823  $ 840,691  $ 742,557
Assumed                                               10,238      6,572      3,785
Ceded:
   Affiliate                                        (546,554)  (461,496)  (405,748)
   Non-affiliate                                    (408,507)  (385,767)  (340,594)
                                                   ---------  ---------  ---------
Premiums and contract charges, net of reinsurance  $      --  $      --  $      --
                                                   =========  =========  =========

    The effects of reinsurance on interest credited to contractholder funds, contract benefits and expenses for the years ended December 31 are as follows:

(IN THOUSANDS)                                           2006        2005          2004
                                                     -----------  -----------  -----------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS, CONTRACT
   BENEFITS AND EXPENSES
Direct                                               $ 1,972,975  $ 1,959,229  $ 1,735,510
Assumed                                                    9,762        7,658        4,972
Ceded:
   Affiliate                                          (1,487,799)  (1,483,707)  (1,354,508)
   Non-affiliate                                        (494,938)    (483,180)    (385,974)
                                                     -----------  -----------  -----------
Interest credited to contractholder funds, contract
   benefits and expenses, net of reinsurance         $        --  $        --  $        --
                                                     ===========  ===========  ===========

8. COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

LEASES

     The Company leases certain office equipment. Total rent expense for all leases was $198 thousand, $469 thousand and $681 thousand in 2006, 2005 and 2004, respectively, and was ceded to ALIC under the terms of the reinsurance agreements.

     Minimum rental commitments under operating leases with an initial or remaining term of more than one year as of December 31, 2006 are as follows:

                                      OPERATING
(IN THOUSANDS)                         LEASES
                                      ---------
2007                                    $57
2008                                      4
Thereafter                               --
                                        ---
                                        $61
                                        ===
GUARANTEES

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including acquisitions and divestures. The types of indemnifications typically provided include indemnifications for breach of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees, ceded to ALIC, was not material as of December 31, 2006.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. From time to time regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" sub-section below, please note the following:

     _ These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise and, in some cases, the timing of their resolutions relative to other similar matters involving other companies; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     - In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In our experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     - In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     - For the reasons specified above, it is often not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an on-going basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved and may be material to the Company's operating results or cash flows for a particular quarter or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below as they are resolved over time is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through several distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters include a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in August 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In March 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that, "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order and on January 16, 2007, the judge denied their request. The case otherwise remains pending. The EEOC also filed another lawsuit in October 2004 alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization (the "EEOC II" suit). In EEOC II, in October 2006, the court granted partial summary judgment to the EEOC. Although the court did not determine that AIC was liable for age discrimination under the ADEA, it determined that the rehire policy resulted in a disparate impact, reserving for trial the determination on whether AIC had reasonable factors other than age to support the rehire policy. AIC filed a motion for interlocutory appeal from the partial summary judgment, which was granted by the trial court on January 4, 2007. AIC has filed a petition for immediate review of two controlling issues of law to the Court of Appeals for the Eighth Circuit and that petition is currently pending. AIC is also defending a certified class action filed by former employee agents who terminated their employment prior to the agency program reorganization. These plaintiffs have asserted breach of contract and ERISA claims. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in April 2005. In all of these various matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. The outcome of these disputes is currently uncertain.

OTHER MATTERS

     The Corporation and some of its subsidiaries, including the Company, have received interrogatories and demands for information from regulatory and enforcement authorities relating to various insurance products and practices. The areas of inquiry include variable annuity market timing and late trading. The Corporation and some of its subsidiaries, including the Company, have also received interrogatories and demands for information from authorities seeking information relevant to on-going investigations into the possible violation of antitrust or insurance laws by unnamed parties and, in particular, seeking information as to whether any person engaged in activities for the purpose of price fixing, market allocation, or bid rigging. The Company believes that these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various authorities into the practices, policies and procedures relating to insurance and financial services products. Moreover, the Corporation has not received any communication from authorities related to the variable annuity market timing and late trading inquiries since November 2005. The Corporation and its subsidiaries have responded and will continue to respond to these inquiries.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of lawsuits and proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable. However, based on information currently known to it and the existence of the reinsurance agreements with ALIC, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection in excess of amounts currently reserved, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

9. INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") has completed its review of the Corporations's federal income tax returns through the 2002 tax year and the statute of limiations has expired for these years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the results of operations, cash flows or financial position of the Company.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

(IN THOUSANDS)                            2006    2005
                                         -----   -----
DEFERRED ASSETS
Unrealized net capital losses            $  95   $  --

DEFERRED LIABILITIES
Unrealized net capital gains                --    (381)
Difference in tax bases of investments    (229)   (208)
Other liabilities                           (1)     (2)
                                         -----   -----
   Total deferred liabilities             (230)   (591)
                                         -----   -----
      Net deferred liabilities           $(135)  $(591)
                                         =====   =====

     The components of income tax expense for the years ended December 31 are as follows:

(IN THOUSANDS)                 2006     2005     2004
                              ------   ------   ------
Current                       $4,412   $4,769   $3,877
Deferred                          21      (98)      48
                              ------   ------   ------
   Total income tax expense   $4,433   $4,671   $3,925
                              ======   ======   ======

     The Company paid income taxes of $4.8 million and $2.5 million in 2006 and 2004, respectively, and received an income tax refund of $38 thousand in 2005.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                    2006   2005   2004
                                    ----   ----   ----
Statutory federal income tax rate   35.0%  35.0%  35.0%
Other                               (0.1)  (0.3)  (0.1)
                                    ----   ----   ----
Effective income tax rate           34.9%  34.7%  34.9%
                                    ====   ====   ====

10. STATUTORY FINANCIAL INFORMATION

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. The State of Nebraska requires insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Nebraska insurance commissioner. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

    Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.

     Statutory net income for 2006, 2005, and 2004 was $9.1 million, $8.8 million and $7.4 million, respectively. Statutory capital and surplus was $274.4 million and $267.5 million as of December 31, 2006 and 2005, respectively.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2007 without prior approval of the Nebraska Department of Insurance is $27.4 million. In the twelve-month period beginning January 1, 2006 the Company did not pay any dividends.

11. Other Comprehensive Income

     The components of other comprehensive loss on a pretax and after-tax basis for the years ended December 31 are as follows:

                                                              2006
                                                     ------------------------
                                                                       AFTER-
(IN THOUSANDS)                                        PRETAX    TAX     TAX
                                                     -------  ------  -------
Unrealized holding losses arising during the period  $(2,601) $  910  $(1,691)
Less: reclassification adjustments                    (1,240)    434     (806)
                                                     -------  ------  --------
Unrealized net capital gains and losses               (1,361)    476     (885)
                                                     -------  ------  -------
Other comprehensive loss                             $(1,361) $  476  $  (885)
                                                     =======  ======  =======

                                                              2005
                                                     ------------------------
                                                                       AFTER-
                                                      PRETAX    TAX     TAX
                                                     -------  ------  -------
Unrealized holding losses arising during the period  $(7,514) $2,628  $(4,886)
Less: reclassification adjustments                      (174)     60     (114)
                                                     -------  ------  -------
Unrealized net capital gains and losses               (7,340)  2,568   (4,772)
                                                     -------  ------  -------
Other comprehensive loss                             $(7,340) $2,568  $(4,772)
                                                     =======  ======  =======

                                                               2004
                                                     ------------------------
                                                                       AFTER-
                                                      PRETAX    TAX     TAX
                                                     -------  ------  -------
Unrealized holding losses arising during the period  $(2,743) $  960  $(1,783)
Less: reclassification adjustments                         5      (2)       3
                                                     -------  ------  -------
Unrealized net capital gains and losses               (2,748)    962   (1,786)
                                                     -------  ------  -------
Other comprehensive loss                             $(2,748) $  962  $(1,786)
                                                     =======  ======  =======

                    --------------------------------------------------
                    LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT FINANCIAL STATEMENTS AS OF DECEMBER 31, 2006 AND FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005, AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Annuity Account (the "Account") as of December 31, 2006, the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two year period then ended and the financial highlights for each of the periods in the five year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Lincoln Benefit Life Variable Annuity Account as of December 31, 2006, the results of operations for the period then ended, the changes in net assets for each of the periods in the two year period then ended and the financial highlights for each of the periods in the five year period then ended for each of the individual sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Chicago, Illinois
March 14, 2007

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                 AIM Variable      AIM Variable    AIM Variable     AIM Variable
                               AIM Variable     AIM Variable       Insurance        Insurance        Insurance        Insurance
                                 Insurance        Insurance          Funds            Funds            Funds            Funds
                                   Funds            Funds          Series II        Series II        Series II        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   AIM V. I.                         AIM V. I.                         AIM V. I.
                                 AIM V. I.          Capital         AIM V. I.        Capital         AIM V. I.         Mid Cap
                                Basic Value      Appreciation    Basic Value II  Appreciation II   Core Equity II   Core Equity II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    26,968,452  $       992,520  $    14,093,705  $     3,521,196  $     7,099,195  $    16,754,211
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $    26,968,452  $       992,520  $    14,093,705  $     3,521,196  $     7,099,195  $    16,754,211
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $    26,965,522  $       983,490  $    14,093,705  $     3,521,196  $     7,099,195  $    16,754,211
Contracts in payout
   (annuitization) period               2,930            9,030               --               --               --               --
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $    26,968,452  $       992,520  $    14,093,705  $     3,521,196  $     7,099,195  $    16,754,211
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    2,018,597           37,854        1,064,479          135,901          262,739        1,248,451
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    22,769,453  $       960,398  $    12,395,968  $     3,158,640  $     6,525,656  $    16,670,135
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.36  $         10.31  $         12.11  $         11.23  $         10.73  $         12.38
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         12.63  $         10.32  $         12.45  $         11.55  $         10.80  $         12.73
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      The Alger
                                 The Alger        The Alger        The Alger        The Alger        The Alger      American Fund
                               American Fund    American Fund    American Fund    American Fund    American Fund     (Series - S)
                                Sub-Account      Sub-Account       Sub-Account     Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                    Alger            Alger            Alger            Alger             Alger
                                   Alger           Income &        Leveraged         Midcap            Small            Growth
                                  Growth           Growth           AllCap           Growth        Capitalization    (Series - S)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    17,537,732  $    17,599,323  $    19,984,017  $    34,151,401  $    16,242,774  $    14,603,900
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $    17,537,732  $    17,599,323  $    19,984,017  $    34,151,401  $    16,242,774  $    14,603,900
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $    17,509,488  $    17,575,509  $    19,973,595  $    34,147,098  $    16,238,424  $    14,603,900
Contracts in payout
   (annuitization) period              28,244           23,814           10,422            4,303            4,350               --
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $    17,537,732  $    17,599,323  $    19,984,017  $    34,151,401  $    16,242,774  $    14,603,900
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      425,467        1,586,954          481,775        1,645,851          571,526          357,326
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    17,353,551  $    16,889,366  $    15,862,136  $    31,379,157  $    11,452,477  $    12,377,600
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          7.27  $          7.79  $          7.62  $         11.28  $          7.84  $         11.15
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         13.82  $         14.75  $         19.26  $         20.85  $         12.94  $         14.64
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                DWS Investments  DWS Investments
                                 The Alger        The Alger        Variable         Variable            DWS              DWS
                               American Fund    American Fund      Insurance        Insurance         Variable         Variable
                                (Series - S)     (Series - S)     Trust Funds      Trust Funds        Series I         Series I
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                   Alger            Alger
                                 Leveraged          MidCap           DWS VIP         DWS VIP                           DWS VIP
                                   AllCap           Growth         Equity 500       Small Cap          DWS VIP         Global
                                (Series - S)     (Series - S)        Index B         Index B           Bond A       Opportunities
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     5,364,877  $    14,499,414  $     4,332,546  $     1,543,905  $    14,707,849  $    15,664,329
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $     5,364,877  $    14,499,414  $     4,332,546  $     1,543,905  $    14,707,849  $    15,664,329
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $     5,364,877  $    14,496,387  $     4,332,546  $     1,543,905  $    14,657,924  $    15,664,329
Contracts in payout
   (annuitization) period                  --            3,027               --               --           49,925               --
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $     5,364,877  $    14,499,414  $     4,332,546  $     1,543,905  $    14,707,849  $    15,664,329
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      130,946          707,979          289,609           95,835        2,092,155          863,524
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     4,425,700  $    13,930,474  $     3,439,105  $     1,230,046  $    14,470,369  $    10,514,412
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         13.13  $         12.11  $         15.05  $         18.57  $         12.90  $         13.12
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         13.51  $         12.45  $         15.45  $         19.06  $         16.42  $         24.54
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                    DWS              DWS             DWS            Federated        Federated        Federated
                                  Variable         Variable        Variable         Insurance        Insurance        Insurance
                                  Series I         Series I        Series II         Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                    Federated
                                  DWS VIP                                           Federated      Fund for U.S.      Federated
                                 Growth and        DWS VIP           DWS VIP         Capital         Government      High Income
                                  Income A      International      Balanced A     Income Fund II   Securities II     Bond Fund II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,221,672  $     6,679,917  $    13,998,413  $     7,411,313  $    27,754,776  $    26,266,522
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $     3,221,672  $     6,679,917  $    13,998,413  $     7,411,313  $    27,754,776  $    26,266,522
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $     3,221,672  $     6,669,981  $    13,974,164  $     7,394,034  $    27,732,451  $    26,258,286
Contracts in payout
   (annuitization) period                  --            9,936           24,249           17,279           22,325            8,236
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $     3,221,672  $     6,679,917  $    13,998,413  $     7,411,313  $    27,754,776  $    26,266,522
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      294,486          497,758          572,298          761,697        2,447,511        3,346,054
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     2,636,276  $     4,863,016  $    12,235,294  $     7,424,851  $    27,984,945  $    25,353,033
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          9.87  $          9.61  $         11.44  $          8.78  $         12.52  $         12.66
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         11.34  $         13.97  $         11.54  $         15.91  $         16.36  $         18.99
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                  Fidelity        Fidelity          Fidelity         Fidelity         Fidelity         Fidelity
                                  Variable        Variable          Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                               Products Fund    Products Fund    Products Fund    Products Fund    Products Fund    Products Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                    VIP                               VIP                                                VIP
                               Asset Manager    VIP Contrafund   Equity-Income      VIP Growth     VIP Index 500     Money Market
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    14,251,317  $    90,482,454  $    66,863,058  $    37,181,564  $    64,224,717  $    45,938,521
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $    14,251,317  $    90,482,454  $    66,863,058  $    37,181,564  $    64,224,717  $    45,938,521
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $    14,238,681  $    90,324,099  $    66,828,495  $    37,149,002  $    64,160,063  $    45,918,165
Contracts in payout
   (annuitization) period              12,636          158,355           34,563           32,562           64,654           20,356
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $    14,251,317  $    90,482,454  $    66,863,058  $    37,181,564  $    64,224,717  $    45,938,521
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      907,149        2,875,197        2,552,025        1,036,564          398,021       45,938,521
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    13,449,558  $    70,392,101  $    58,566,329  $    37,009,207  $    51,681,789  $    45,938,521
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.47  $         12.98  $         14.47  $          6.73  $          9.56  $         10.75
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         18.56  $         27.97  $         32.30  $         24.04  $         13.83  $         14.10
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------


                                                   Fidelity         Fidelity         Fidelity         Fidelity         Fidelity
                                  Fidelity         Variable         Variable         Variable         Variable         Variable
                                  Variable        Insurance         Insurance       Insurance        Insurance        Insurance
                                 Insurance      Products Fund     Products Fund   Products Fund    Products Fund    Products Fund
                               Products Fund  (Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)
                                Sub-Account      Sub-Account       Sub-Account     Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                  VIP Asset                            VIP
                                                   Manager       VIP Contrafund   Equity-Income      VIP Growth     VIP Index 500
                                VIP Overseas  (Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    25,208,649  $     6,207,297  $    45,256,493  $    44,631,759  $    19,082,216  $    49,417,660
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $    25,208,649  $     6,207,297  $    45,256,493  $    44,631,759  $    19,082,216  $    49,417,660
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $    25,167,596  $     6,207,297  $    45,254,952  $    44,598,017  $    19,082,216  $    49,398,077
Contracts in payout
   (annuitization) period              41,053               --            1,541           33,742               --           19,583
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $    25,208,649  $     6,207,297  $    45,256,493  $    44,631,759  $    19,082,216  $    49,417,660
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    1,051,675          401,247        1,454,725        1,725,232          538,741          309,073
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    17,785,214  $     5,770,489  $    42,836,147  $    41,466,932  $    16,643,094  $    42,261,799
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.91  $         10.70  $         14.01  $         12.93  $         10.44  $         12.18
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         21.26  $         11.06  $         14.41  $         13.66  $         13.87  $         12.53
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                 Fidelity          Fidelity         Fidelity
                                 Variable          Variable         Variable      Goldman Sachs    Goldman Sachs
                                 Insurance        Insurance        Insurance         Variable         Variable       J.P. Morgan
                               Products Fund    Products Fund    Products Fund      Insurance        Insurance          Series
                             (Service Class 2)(Service Class 2)(Service Class 2)      Trust            Trust           Trust II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                        VIT
                               VIP Investment     VIP Money                            VIT           Structured
                                 Grade Bond         Market        VIP Overseas    International      Small Cap
                             (Service Class 2)(Service Class 2)(Service Class 2)      Equity        Equity Fund     Small Company
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    52,012,408  $    56,926,991  $    40,588,027  $     5,542,264  $     4,138,310  $     4,394,559
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $    52,012,408  $    56,926,991  $    40,588,027  $     5,542,264  $     4,138,310  $     4,394,559
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $    51,924,716  $    56,926,991  $    40,580,078  $     5,528,043  $     4,096,961  $     4,386,768
Contracts in payout
   (annuitization) period              87,692               --            7,949           14,221           41,349            7,791
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $    52,012,408  $    56,926,991  $    40,588,027  $     5,542,264  $     4,138,310  $     4,394,559
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    4,141,115       56,926,991        1,708,970          382,489          286,587          246,608
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    52,197,440  $    56,926,991  $    33,503,375  $     4,056,062  $     3,623,742  $     3,474,796
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.26  $         10.09  $         14.41  $         12.92  $         19.93  $         16.45
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         12.11  $         10.43  $         16.56  $         13.11  $         20.22  $         16.69
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                    Janus            Janus            Janus            Janus           Janus             Janus
                                Aspen Series     Aspen Series     Aspen Series     Aspen Series     Aspen Series     Aspen Series
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   Flexible          Forty          Large Cap                         Worldwide
                                  Balanced           Bond          Portfolio         Growth        Mid Cap Growth      Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    56,235,521  $    19,348,538  $     7,041,497  $    30,123,694  $    27,114,355  $    35,677,604
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $    56,235,521  $    19,348,538  $     7,041,497  $    30,123,694  $    27,114,355  $    35,677,604
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $    56,125,160  $    19,336,862  $     7,041,497  $    30,118,302  $    27,108,385  $    35,670,998
Contracts in payout
   (annuitization) period             110,361           11,676               --            5,392            5,970            6,606
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $    56,235,521  $    19,348,538  $     7,041,497  $    30,123,694  $    27,114,355  $    35,677,604
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    2,016,333        1,721,400          233,471        1,302,928          822,395        1,098,787
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    47,055,892  $    20,715,450  $     5,548,581  $    31,402,366  $    26,674,636  $    33,590,559
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         11.39  $         13.07  $         13.43  $          6.61  $          5.42  $          6.90
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         31.70  $         20.30  $         13.68  $         23.26  $         28.49  $         27.57
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                    Janus           Janus             Janus            Janus            Janus            Janus
                                Aspen Series     Aspen Series     Aspen Series     Aspen Series     Aspen Series     Aspen Series
                              (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares)
                                 Sub-Account     Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                      INTECH
                                                                     Forty         Risk-Managed       Mid Cap           Small
                                  Balanced      Foreign Stock      Portfolio      Core Portfolio       Value        Company Value
                              (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    12,371,373  $    13,591,833  $     6,206,977  $     6,913,162  $    25,796,661  $     7,255,845
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $    12,371,373  $    13,591,833  $     6,206,977  $     6,913,162  $    25,796,661  $     7,255,845
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $    12,370,025  $    13,591,833  $     6,206,977  $     6,913,162  $    25,796,661  $     7,255,845
Contracts in payout
   (annuitization) period               1,348               --               --               --               --               --
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $    12,371,373  $    13,591,833  $     6,206,977  $     6,913,162  $    25,796,661  $     7,255,845
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      429,115          811,453          207,522          544,343        1,557,769          364,799
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    11,173,409  $    11,040,024  $     5,477,444  $     7,261,681  $    23,706,388  $     6,457,995
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         11.95  $         13.43  $         13.35  $         13.18  $         13.54  $         12.98
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         12.29  $         17.11  $         13.74  $         13.56  $         13.92  $         13.19
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                     Legg Mason       Legg Mason       Legg Mason
                                    Janus            Lazard           Lazard          Partners         Partners         Partners
                                Aspen Series       Retirement       Retirement        Variable         Variable         Variable
                              (Service Shares)    Series, Inc.     Series, Inc.     Portfolios I     Portfolios I     Portfolios I
                                 Sub-Account      Sub-Account       Sub-Account      Sub-Account      Sub-Account     Sub-Account
                              ----------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                    Legg Mason       Legg Mason       Legg Mason
                                  Worldwide                                          Variable         Variable         Variable
                                   Growth          Emerging       International       All Cap          All Cap        Global High
                              (Service Shares)      Markets           Equity        Portfolio I     Portfolio II     Yield Bond II
                              ----------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $      3,141,446  $    12,546,042  $     2,870,894  $    10,496,943  $     2,641,355  $    31,429,882
                              ----------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $      3,141,446  $    12,546,042  $     2,870,894  $    10,496,943  $     2,641,355  $    31,429,882
                              ================  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $      3,141,446  $    12,465,744  $     2,870,894  $    10,433,337  $     2,641,355  $    31,429,882
Contracts in payout
   (annuitization) period                   --           80,298               --           63,606               --               --
                              ----------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $      3,141,446  $    12,546,042  $     2,870,894  $    10,496,943  $     2,641,355  $    31,429,882
                              ================  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                        97,530          552,933          192,807          537,753          135,108        3,190,851
                              ================  ===============  ===============  ===============  ===============  ===============
Cost of investments           $      2,410,046  $     8,376,273  $     2,138,959  $     8,017,439  $     2,349,623  $    31,604,193
                              ================  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          10.36  $         29.14  $         12.34  $         12.01  $         11.94  $         11.75
                              ================  ===============  ===============  ===============  ===============  ===============
   Highest                    $          11.88  $         33.36  $         12.52  $         17.48  $         12.28  $         12.09
                              ================  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                Legg Mason        Legg Mason
                                 Partners          Partners       MFS Variable     MFS Variable     MFS Variable     MFS Variable
                                 Variable          Variable         Insurance       Insurance         Insurance        Insurance
                               Portfolios I      Portfolios I        Trust            Trust            Trust             Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account       Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 Legg Mason       Legg Mason
                                  Variable         Variable
                                 Investors        Investors       MFS Emerging    MFS Investors        MFS New
                                Portfolio I      Portfolio II        Growth           Trust           Discovery      MFS Research
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    15,626,185  $     2,896,552  $     6,444,103  $     5,676,679  $    11,949,527  $     3,729,509
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $    15,626,185  $     2,896,552  $     6,444,103  $     5,676,679  $    11,949,527  $     3,729,509
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $    15,588,823  $     2,896,552  $     6,435,919  $     5,676,679  $    11,946,285  $     3,729,509
Contracts in payout
   (annuitization) period              37,362               --            8,184               --            3,242               --
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $    15,626,185  $     2,896,552  $     6,444,103  $     5,676,679  $    11,949,527  $     3,729,509
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      944,180          174,281          312,214          261,719          685,966          206,736
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    12,386,449  $     2,470,775  $     6,524,912  $     4,537,832  $     9,437,211  $     3,344,137
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         13.13  $         12.30  $          5.59  $          9.68  $          8.87  $          8.14
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         13.46  $         12.65  $         11.53  $         11.82  $         19.24  $         12.09
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                 MFS Variable    MFS Variable      MFS Variable     MFS Variable     MFS Variable
                                MFS Variable      Insurance        Insurance        Insurance        Insurance        Insurance
                                  Insurance         Trust            Trust            Trust            Trust            Trust
                                    Trust      (Service Class)  (Service Class)  (Service Class)  (Service Class)  (Service Class)
                                 Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   MFS High       MFS Investor     MFS Investors       MFS New        MFS Total
                                 MFS Total          Income        Growth Stock         Trust          Discovery         Return
                                   Return      (Service Class)  (Service Class)  (Service Class)  (Service Class)  (Service Class)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    34,777,602  $    10,976,130  $    16,828,672  $     2,917,457  $     8,453,370  $    21,178,319
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $    34,777,602  $    10,976,130  $    16,828,672  $     2,917,457  $     8,453,370  $    21,178,319
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $    34,678,171  $    10,959,327  $    16,827,354  $     2,917,457  $     8,415,435  $    21,160,219
Contracts in payout
   (annuitization) period              99,431           16,803            1,318               --           37,935           18,100
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $    34,777,602  $    10,976,130  $    16,828,672  $     2,917,457  $     8,453,370  $    21,178,319
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    1,588,744        1,098,712        1,613,487          135,255          492,908          977,311
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    30,357,875  $    10,745,487  $    15,559,018  $     2,463,341  $     6,936,490  $    19,883,562
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         14.24  $         11.31  $         11.08  $         12.34  $         10.61  $         11.63
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         16.26  $         11.64  $         11.40  $         12.69  $         11.88  $         12.02
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                  Oppenheimer      Oppenheimer       Oppenheimer       Panorama
                                MFS Variable     MFS Variable       Variable        Variable          Variable          Series
                                 Insurance        Insurance      Account Funds    Account Funds    Account Funds      Fund, Inc.
                                   Trust            Trust        (Service Class  (Service Class    (Service Class   (Service Class
                              (Service Class)  (Service Class)      ("SC"))          ("SC"))          ("SC"))          ("SC"))
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ----------------  ---------------
                                                                                  Oppenheimer
                                                                  Oppenheimer      Main Street                        Oppenheimer
                               MFS Utilities      MFS Value          Global         Small Cap       Oppenheimer      International
                              (Service Class)  (Service Class)  Securities (SC)    Growth (SC)    MidCap Fund (SC)    Growth (SC)
                              ---------------  ---------------  ---------------  ---------------  ----------------  ---------------
ASSETS
Investments at fair value     $     8,829,235  $     8,469,547  $    22,253,029  $    66,490,615  $     3,675,217   $     4,129,309
                              ---------------  ---------------  ---------------  ---------------  ---------------   ---------------
   Total assets               $     8,829,235  $     8,469,547  $    22,253,029  $    66,490,615  $     3,675,217   $     4,129,309
                              ===============  ===============  ===============  ===============  ===============   ===============
NET ASSETS
Accumulation units            $     8,798,877  $     8,469,547  $    22,253,029  $    66,476,629  $     3,675,217   $     4,129,309
Contracts in payout
   (annuitization) period              30,358               --               --           13,986               --                --
                              ---------------  ---------------  ---------------  ---------------  ---------------   ---------------
   Total net assets           $     8,829,235  $     8,469,547  $    22,253,029  $    66,490,615  $     3,675,217   $     4,129,309
                              ===============  ===============  ===============  ===============  ===============   ===============
FUND SHARE INFORMATION
Number of shares                      304,351          587,347          609,839        3,503,194           73,226         2,096,096
                              ===============  ===============  ===============  ===============  ===============   ===============
Cost of investments           $     6,148,599  $     7,265,571  $    18,370,240  $    53,641,759  $     3,603,415   $     2,779,489
                              ===============  ===============  ===============  ===============  ===============   ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         16.60  $         13.57  $         14.43  $         13.48  $         11.69   $         15.57
                              ===============  ===============  ===============  ===============  ===============   ===============
   Highest                    $         21.27  $         13.95  $         14.84  $         17.50  $         11.88   $         16.86
                              ===============  ===============  ===============  ===============  ===============   ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                               PIMCO Advisors   PIMCO Advisors   PIMCO Advisors   PIMCO Advisors  PIMCO Variable   PIMCO Variable
                                  Variable         Variable         Variable         Variable        Insurance        Insurance
                              Insurance Trust  Insurance Trust  Insurance Trust  Insurance Trust      Trust             Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                      OpCap           OpCap
                               OpCap Balanced    OpCap Equity      Renaissance      Small Cap       Foreign Bond     Money Market
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    27,850,670  $     7,140,272  $     7,176,600  $    22,490,281  $    29,149,243  $    45,006,297
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $    27,850,670  $     7,140,272  $     7,176,600  $    22,490,281  $    29,149,243  $    45,006,297
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $    27,820,779  $     7,140,272  $     7,176,600  $    22,432,996  $    29,141,066  $    44,931,704
Contracts in payout
   (annuitization) period              29,891               --               --           57,285            8,177           74,593
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $    27,850,670  $     7,140,272  $     7,176,600  $    22,490,281  $    29,149,243  $    45,006,297
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    2,455,967          172,138          466,316          612,147        2,886,064       45,006,297
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    24,881,813  $     5,603,298  $     6,498,663  $    18,308,047  $    29,525,324  $    45,006,297
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         11.67  $         13.54  $         11.30  $         13.94  $         10.56  $          9.95
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         12.01  $         13.74  $         11.62  $         24.68  $         13.65  $         11.14
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                               PIMCO Variable   PIMCO Variable   PIMCO Variable
                                 Insurance        Insurance         Insurance         Putnam           Putnam           Rydex
                                   Trust            Trust             Trust       Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account       Sub-Account      Sub-Account     Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                  StocksPLUS(R)                          VT
                                                                   Growth and                      International
                                   PIMCO            PIMCO            Income                          Growth and
                                Real Return      Total Return       Portfolio      VT High Yield       Income         Rydex OTC
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    34,224,082  $   109,937,328  $     7,628,815  $    10,435,568  $    13,570,770  $     2,554,985
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $    34,224,082  $   109,937,328  $     7,628,815  $    10,435,568  $    13,570,770  $     2,554,985
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $    34,224,082  $   109,809,406  $     7,607,845  $    10,426,580  $    13,570,770  $     2,554,985
Contracts in payout
   (annuitization) period                  --          127,922           20,970            8,988               --               --
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $    34,224,082  $   109,937,328  $     7,628,815  $    10,435,568  $    13,570,770  $     2,554,985
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    2,868,741       10,863,372          684,199        1,341,333          706,443          166,016
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    36,426,423  $   111,972,354  $     6,228,644  $    10,022,546  $     9,865,891  $     2,001,344
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         10.31  $         10.31  $         11.43  $         14.07  $         17.73  $          5.51
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         11.27  $         14.03  $         11.60  $         14.62  $         18.88  $          9.53
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   T. Rowe Price    T. Rowe Price
                                   Rydex         STI Classic       STI Classic      STI Classic        Equity          Equity
                               Variable Trust   Variable Trust   Variable Trust   Variable Trust    Series, Inc.    Series, Inc.
                                Sub-Account      Sub-Account       Sub-Account      Sub-Account     Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                      STI           STI Large
                                Rydex Sector     STI Capital     International      Cap Value      T. Rowe Price    T. Rowe Price
                                  Rotation       Appreciation       Equity           Equity        Equity Income    Mid-Cap Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     4,425,964  $     1,924,157  $       121,106  $     5,821,696  $    41,229,793  $    26,600,563
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $     4,425,964  $     1,924,157  $       121,106  $     5,821,696  $    41,229,793  $    26,600,563
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $     4,425,964  $     1,924,157  $       121,106  $     5,807,764  $    41,198,680  $    26,595,949
Contracts in payout
   (annuitization) period                  --               --               --           13,932           31,113            4,614
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $     4,425,964  $     1,924,157  $       121,106  $     5,821,696  $    41,229,793  $    26,600,563
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      328,579          113,788            8,084          329,841        1,659,815        1,113,926
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     4,129,255  $     1,760,957  $        67,987  $     4,828,230  $    33,548,826  $    21,232,726
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.70  $          8.88  $         12.87  $         12.55  $         16.25  $         14.11
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         16.79  $          9.77  $         14.41  $         15.75  $         17.98  $         21.63
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                               T. Rowe Price    T. Rowe Price    T. Rowe Price    T. Rowe Price    The Universal    The Universal
                                   Equity           Equity           Equity       International    Institutional    Institutional
                                Series, Inc.   Series, Inc. II  Series, Inc. II    Series, Inc.      Funds, Inc.      Funds, Inc.
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                               T. Rowe Price    T. Rowe Price    T. Rowe Price    T. Rowe Price      Van Kampen
                                New America       Blue Chip          Equity       International         UIF           Van Kampen
                                   Growth         Growth II        Income II          Stock        Equity Growth    UIF High Yield
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     5,238,345  $    33,703,047  $    61,899,252  $    10,000,687  $    27,890,653  $     6,517,623
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $     5,238,345  $    33,703,047  $    61,899,252  $    10,000,687  $    27,890,653  $     6,517,623
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $     5,238,345  $    33,703,047  $    61,897,830  $    10,000,687  $    27,860,973  $     6,483,113
Contracts in payout
   (annuitization) period                  --               --            1,422               --           29,680           34,510
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $     5,238,345  $    33,703,047  $    61,899,252  $    10,000,687  $    27,890,653  $     6,517,623
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      243,418        3,237,565        2,495,938          556,521        1,692,394          480,651
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     4,431,195  $    30,168,920  $    55,519,959  $     7,291,915  $    21,696,695  $     9,910,287
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $          8.58  $         11.46  $         12.87  $         10.01  $         12.37  $         11.09
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         10.89  $         11.79  $         13.30  $         13.93  $         12.64  $         12.43
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                 The Universal    The Universal         Van              Van
                               The Universal    The Universal    Institutional    Institutional    Eck Worldwide    Eck Worldwide
                               Institutional    Institutional     Funds, Inc.      Funds, Inc.       Insurance        Insurance
                                Funds, Inc.      Funds, Inc.      (Class II)       (Class II)          Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                  Van Kampen       Van Kampen         Van Eck          Van Eck
                                 Van Kampen       Van Kampen          UIF            UIF U.S.        Worldwide        Worldwide
                                    UIF            UIF U.S.      Equity Growth     Real Estate        Absolute         Emerging
                               Mid Cap Growth   Mid Cap Value     (Class II)       (Class II)          Return          Markets
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     7,587,321  $    50,763,673  $     4,029,213  $    51,817,165  $     2,267,897  $    12,697,745
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $     7,587,321  $    50,763,673  $     4,029,213  $    51,817,165  $     2,267,897  $    12,697,745
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $     7,573,570  $    50,743,239  $     4,029,213  $    51,817,165  $     2,267,897  $    12,697,745
Contracts in payout
   (annuitization) period              13,751           20,434               --               --               --               --
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $     7,587,321  $    50,763,673  $     4,029,213  $    51,817,165  $     2,267,897  $    12,697,745
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      607,958        2,571,615          246,586        1,780,659          213,148          508,316
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     5,962,547  $    40,985,153  $     3,498,054  $    39,525,502  $     2,127,660  $    10,097,985
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         12.32  $         14.62  $         11.80  $         19.55  $         10.22  $         21.09
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         12.50  $         18.55  $         12.11  $         26.84  $         10.51  $         21.69
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                 Van Kampen       Van Kampen       Van Kampen
                                    Van              Life            Life             Life
                               Eck Worldwide      Investment      Investment       Investment       Wells Fargo      Wells Fargo
                                 Insurance          Trust            Trust            Trust           Variable         Variable
                                   Trust          (Class II)      (Class II)       (Class II)          Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                  Van Eck       LIT Aggressive                    LIT Growth and     Wells Fargo     Wells Fargo
                                 Worldwide          Growth       LIT Government       Income        VT Advantage    VT Advantage
                                Hard Assets       (Class II)       (Class II)       (Class II)        Discovery      Opportunity
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    14,770,218  $    10,651,564  $     9,079,738  $    77,589,412  $     7,916,213  $    16,559,980
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total assets               $    14,770,218  $    10,651,564  $     9,079,738  $    77,589,412  $     7,916,213  $    16,559,980
                              ===============  ===============  ===============  ===============  ===============  ===============
NET ASSETS
Accumulation units            $    14,770,218  $    10,651,564  $     9,054,533  $    77,557,506  $     7,910,444  $    16,546,856
Contracts in payout
   (annuitization) period                  --               --           25,205           31,906            5,769           13,124
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
   Total net assets           $    14,770,218  $    10,651,564  $     9,079,738  $    77,589,412  $     7,916,213  $    16,559,980
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      451,551        2,032,741          976,316        3,533,215          481,521          689,425
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    12,081,526  $     9,499,779  $     9,062,099  $    65,405,926  $     6,197,681  $    15,019,773
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
   Lowest                     $         22.26  $         12.26  $         10.27  $         13.35  $         12.88  $         12.12
                              ===============  ===============  ===============  ===============  ===============  ===============
   Highest                    $         22.89  $         12.69  $         10.56  $         14.40  $         13.00  $         12.24
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 AIM Variable       AIM Variable      AIM Variable
                                AIM Variable     AIM Variable     AIM Variable     Insurance         Insurance          Insurance
                                  Insurance        Insurance        Insurance        Funds             Funds              Funds
                                    Funds            Funds            Funds        Series II         Series II          Series II
                                 Sub-Account      Sub-Account      Sub-Account    Sub-Account       Sub-Account        Sub-Account
                                ------------  ------------------- ------------  --------------  ------------------- ----------------
                                                   AIM V. I.        AIM V. I.                        AIM V. I.          AIM V. I.
                                  AIM V. I.         Capital        Demographic     AIM V. I.          Capital             Core
                                 Basic Value  Appreciation (a)(b)  Trends (a)   Basic Value II  Appreciation II (c) Equity II (d)(e)
                                ------------  ------------------- ------------  --------------  ------------------- ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $  102,262        $   593         $       --     $   17,352          $     --           $ 35,349
Charges from Lincoln Benefit
   Life Company:
   Mortality and expense risk        (371,041)        (2,394)           (13,840)      (191,391)          (42,098)           (45,998)
   Administrative expense             (26,881)          (159)              (920)       (12,853)           (2,799)            (3,119)
                                   ----------        -------         ----------     ----------          --------           --------
   Net investment income (loss)      (295,660)        (1,960)           (14,760)      (186,892)          (44,897)           (13,768)
                                   ----------        -------         ----------     ----------          --------           --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales           5,291,739         94,317          1,276,892      1,789,906           712,827            677,173
      Cost of investments sold      4,591,887         91,373          1,108,128      1,615,205           640,517            649,193
                                   ----------        -------         ----------     ----------          --------           --------
         Realized gains (losses)
            on fund shares            699,852          2,944            168,764        174,701            72,310             27,980
Realized gain distributions         1,130,692             --            116,714        602,969                --                 --
                                   ----------        -------         ----------     ----------          --------           --------
      Net realized gains (losses)   1,830,544          2,944            285,478        777,670            72,310             27,980
Change in unrealized gains
      (losses)                      1,332,959         32,122           (236,355)       797,443           112,526            573,539
                                   ----------        -------         ----------     ----------          --------           --------
      Net realized and unrealized
         gains (losses) on
         investments                3,163,503         35,066             49,123      1,575,113           184,836            601,519
                                   ----------        -------         ----------     ----------          --------           --------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS          $2,867,843        $33,106         $   34,363     $1,388,221          $139,939           $587,751
                                   ==========        =======         ==========     ==========          ========           ========

(a) On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(b) For the period beginning November 3, 2006 and ended December 31, 2006
(c) On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(d) On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II
(e) For the period beginning May 1, 2006 and ended December 31, 2006

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-----------------------------------------------------------------------------------------------------------------------

                               AIM Variable   AIM Variable    AIM Variable
                                Insurance       Insurance      Insurance
                                  Funds           Funds          Funds        The Alger      The Alger      The Alger
                                Series II       Series II      Series II    American Fund  American Fund  American Fund
                               Sub-Account     Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                              -------------  --------------  -------------  -------------  -------------  -------------
                                AIM V. I.       AIM V. I.      AIM V. I.                       Alger          Alger
                               Demographic       Mid Cap        Premier         Alger         Income &      Leveraged
                              Trends II (c)  Core Equity II  Equity II (d)     Growth          Growth        AllCap
                              -------------  --------------  -------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $       --     $  115,477      $   11,682     $   24,402     $  240,854     $       --
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense
         risk                      (10,126)      (197,760)         (7,721)      (262,572)      (247,132)      (261,768)
      Administrative expense          (671)       (13,327)           (514)       (20,767)       (19,691)       (19,678)
                                ----------     ----------      ----------     ----------     ----------     ----------
      Net investment income
         (loss)                    (10,797)       (95,610)          3,447       (258,937)       (25,969)      (281,446)
                                ----------     ----------      ----------     ----------     ----------     ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales        1,091,246      1,452,454       1,753,999      6,497,828      5,573,390      3,628,265
      Cost of investments sold   1,099,896      1,370,045       1,579,236      6,893,702      5,918,926      3,188,262
                                ----------     ----------      ----------     ----------     ----------     ----------
         Realized gains (losses)
            on fund shares          (8,650)        82,409         174,763       (395,874)      (345,536)       440,003
Realized gain distributions        104,960      1,648,827              --             --             --             --
                                ----------     ----------      ----------     ----------     ----------     ----------
      Net realized gains (losses)   96,310      1,731,236         174,763       (395,874)      (345,536)       440,003
Change in unrealized gains
   (losses)                        (64,101)      (310,298)       (102,474)     1,223,738      1,613,094      2,884,575
                                ----------     ----------      ----------     ----------     ----------     ----------
      Net realized and unrealized
         gains (losses) on
         investments                32,209      1,420,938          72,289        827,864      1,267,558      3,324,578
                                ----------     ----------      ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS       $   21,412     $1,325,328      $   75,736     $  568,927     $1,241,589     $3,043,132
                                ==========     ==========      ==========     ==========     ==========     ==========

(c) On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(d) On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                      DWS
                                                                   The Alger      The Alger      The Alger        Investments
                                    The Alger       The Alger    American Fund  American Fund  American Fund  Variable Insurance
                                  American Fund   American Fund  (Series - S)   (Series - S)    (Series - S)      Trust Funds
                                   Sub-Account     Sub-Account    Sub-Account    Sub-Account    Sub-Account     Sub-Account (f)
                                  -------------  --------------  -------------  -------------  -------------  ------------------
                                                                                    Alger          Alger
                                      Alger           Alger          Alger        Leveraged        MidCap           DWS VIP
                                      MidCap          Small         Growth          AllCap         Growth         Equity 500
                                      Growth     Capitalization  (Series - S)    (Series - S)   (Series - S)      Index B (g)
                                  -------------  --------------  -------------  -------------  -------------  ------------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $        --     $       --      $       --     $       --     $       --        $ 36,839
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk      (506,672)      (232,086)       (202,579)       (63,465)      (186,749)        (57,083)
      Administrative expense           (38,113)       (18,037)        (14,229)        (4,276)       (12,440)         (3,977)
                                   -----------     ----------      ----------     ----------     ----------        --------
      Net investment income
         (loss)                       (544,785)      (250,123)       (216,808)       (67,741)      (199,189)        (24,221)
                                   -----------     ----------      ----------     ----------     ----------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales           10,522,845      8,613,736       3,494,944      1,265,451      2,414,869         461,606
      Cost of investments sold      10,058,943      6,599,451       3,092,523      1,133,419      2,378,790         390,872
                                   -----------     ----------      ----------     ----------     ----------        --------
         Realized gains (losses)
            on fund shares             463,902      2,014,285         402,421        132,032         36,079          70,734
Realized gain distributions          5,293,244             --              --             --      1,675,921              --
                                   -----------     ----------      ----------     ----------     ----------        --------
      Net realized gains (losses)    5,757,146      2,014,285         402,421        132,032      1,712,000          70,734
Change in unrealized gains
   (losses)                         (2,528,733)       881,019         284,148        616,425       (432,948)        457,475
                                   -----------     ----------      ----------     ----------     ----------        --------
      Net realized and
         unrealized gains
         (losses) on investments     3,228,413      2,895,304         686,569        748,457      1,279,052         528,209
                                   -----------     ----------      ----------     ----------     ----------        --------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS          $ 2,683,628     $2,645,181      $  469,761     $  680,716     $1,079,863        $503,988
                                   ===========     ==========      ==========     ==========     ==========        ========

(f) Previously known as Scudder Variable Insurance Trust Sub-Account
(g) Previously known as Equity 500 Index (Class B)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
--------------------------------------------------------------------------------------------------------------

                                   DWS
                               Investments
                                Variable            DWS             DWS              DWS             DWS              DWS
                                Insurance         Variable        Variable         Variable        Variable         Variable
                               Trust Funds        Series I        Series I         Series I        Series I         Series II
                              Sub-Account(f)   Sub-Account(h)   Sub-Account(h)   Sub-Account(h)  Sub-Account(h)   Sub-Account(i)
                              ---------------  --------------   ---------------  -------------   --------------   -------------
                                 DWS VIP                            DWS VIP          DWS VIP
                                Small Cap          DWS VIP          Global         Growth and       DWS VIP          DWS VIP
                                 Index B(j)       Bond A(k)     Opportunities(l)   Income A(m)   International(n)  Balanced A(o)
                              ---------------  --------------   ---------------  -------------   ---------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $  5,249       $  621,197        $  155,035      $   32,923        $   98,790     $  384,870
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk (20,124)        (214,427)         (215,576)        (45,237)          (81,800)      (192,930)
      Administrative expense      (1,416)         (17,132)          (15,205)         (3,286)           (5,729)       (17,358)
                                --------       ----------        ----------      ----------        ----------     ----------
      Net investment income
         (loss)                  (16,291)         389,638           (75,746)        (15,600)           11,261        174,582
                                --------       ----------        ----------      ----------        ----------     ----------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales        137,648        4,720,636         5,307,961       1,060,771         1,726,202      3,857,082
      Cost of investments sold   114,962        4,737,904         3,806,661         954,847         1,393,883      3,547,444
                                --------       ----------        ----------      ----------        ----------     ----------
         Realized gains (losses)
            on fund shares        22,686          (17,268)        1,501,300         105,924           332,319        309,638
Realized gain distributions       60,544           19,828                --              --                --             --
                                --------       ----------        ----------      ----------        ----------     ----------
      Net realized gains (losses) 83,230            2,560         1,501,300         105,924           332,319        309,638
Change in unrealized gains
   (losses)                      136,874           79,214         1,247,200         272,104           887,607        735,098
                                --------       ----------        ----------      ----------        ----------     ----------
      Net realized and
         unrealized gains
         (losses) on investments 220,104           81,774         2,748,500         378,028         1,219,926      1,044,736
                                --------       ----------        ----------      ----------        ----------     ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS       $203,813       $  471,412        $2,672,754      $  362,428        $1,231,187     $1,219,318
                                ========       ==========        ==========      ==========        ==========     ==========

(f) Previously known as Scudder Variable Insurance Trust Sub-Account
(h) Previously known as Scudder Variable Series I Sub-Account
(i) Previously known as Scudder Variable Series II Sub-Account
(j) Previously known as Small Cap Index (Class B)
(k) Previously known as Bond
(l) Previously known as Global Discovery
(m) Previously known as Growth & Income
(n) Previously known as International
(o) Previously known as Total Return

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------

                                                                              Fidelity      Fidelity       Fidelity
                                Federated       Federated      Federated      Variable      Variable       Variable
                                Insurance       Insurance      Insurance     Insurance      Insurance      Insurance
                                 Series          Series         Series     Products Fund  Products Fund  Products Fund
                               Sub-Account     Sub-Account    Sub-Account   Sub-Account    Sub-Account    Sub-Account
                              --------------  -------------  ------------  -------------  -------------  -------------
                                                Federated
                                 Federated    Fund for U.S.    Federated
                                  Capital      Government     High Income       VIP            VIP            VIP
                              Income Fund II  Securities II  Bond Fund II  Asset Manager   Contrafund    Equity-Income
                              --------------  -------------  ------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $  431,784     $ 1,397,008    $2,285,044    $  449,995     $ 1,179,336    $ 2,198,034
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk   (94,094)       (415,494)     (357,175)     (200,160)     (1,250,539)      (856,915)
      Administrative expense        (8,469)        (33,891)      (28,421)      (18,565)       (103,544)       (80,748)
                                ----------     -----------    ----------    ----------     -----------    -----------
      Net investment income
         (loss)                    329,221         947,623     1,899,448       231,270        (174,747)     1,260,371
                                ----------     -----------    ----------    ----------     -----------    -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales        2,481,469      13,278,264     6,143,344     4,702,069      21,937,483     17,759,939
      Cost of investments sold   2,696,474      13,683,162     6,097,178     4,609,416      16,256,270     15,536,420
                                ----------     -----------    ----------    ----------     -----------    -----------
      Realized gains (losses)
            on fund shares        (215,005)       (404,898)       46,166        92,653       5,681,213      2,223,519
Realized gain distributions             --              --            --            --       7,306,279      7,901,293
                                ----------     -----------    ----------    ----------     -----------    -----------
      Net realized gains (losses) (215,005)       (404,898)       46,166        92,653      12,987,492     10,124,812
Change in unrealized gains
   (losses)                        850,152         194,980       449,903       531,906      (4,129,665)      (183,397)
                                ----------     -----------    ----------    ----------     -----------    -----------
      Net realized and
         unrealized gains
         (losses) on investments   635,147        (209,918)      496,069       624,559       8,857,827      9,941,415
                                ----------     -----------    ----------    ----------     -----------    -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS       $  964,368     $   737,705    $2,395,517    $  855,829     $ 8,683,080    $11,201,786
                                ==========     ===========    ==========    ==========     ===========    ===========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------------

                                                                                               Fidelity           Fidelity
                                 Fidelity       Fidelity       Fidelity       Fidelity         Variable           Variable
                                 Variable       Variable       Variable       Variable        Insurance          Insurance
                                Insurance      Insurance      Insurance      Insurance      Products Fund      Products Fund
                              Products Fund  Products Fund  Products Fund  Products Fund  (Service Class 2)  (Service Class 2)
                               Sub-Account    Sub-Account    Sub-Account    Sub-Account      Sub-Account        Sub-Account
                              -------------  -------------  -------------  -------------  -----------------  -----------------
                                                                                              VIP Asset
                                                                 VIP                           Manager         VIP Contrafund
                                VIP Growth   VIP Index 500   Money Market   VIP Overseas  (Service Class 2)  (Service Class 2)
                              -------------  -------------  -------------  -------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                      $   164,828    $ 1,169,447    $ 2,194,243    $  205,214        $  130,838        $  381,246
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk  (528,844)      (888,264)      (610,679)     (327,596)          (85,661)         (563,027)
      Administrative expense       (47,701)       (70,797)       (49,926)      (27,427)           (5,652)          (37,565)
                               -----------    -----------    -----------    ----------        ----------        ----------
      Net investment income
         (loss)                   (411,717)       210,386      1,533,638      (149,809)           39,525          (219,346)
                               -----------    -----------    -----------    ----------        ----------        ----------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales       10,438,180     16,052,014     28,149,951     5,895,431         1,197,247         5,595,360
      Cost of investments sold  10,830,211     14,224,115     28,149,951     4,525,211         1,172,928         5,117,939
                               -----------    -----------    -----------    ----------        ----------        ----------
         Realized gains (losses)
             on fund shares       (392,031)     1,827,899             --     1,370,220            24,319           477,421
Realized gain distributions             --             --             --       142,662                --         3,519,203
                               -----------    -----------    -----------    ----------        ----------        ----------
      Net realized gains (losses) (392,031)     1,827,899             --     1,512,882            24,319         3,996,624

Change in unrealized gains
   (losses)                      2,850,665      6,492,328             --     2,201,599           231,645          (359,974)
                               -----------    -----------    -----------    ----------        ----------        ----------
      Net realized and
         unrealized gains
         (losses) on investments 2,458,634      8,320,227             --     3,714,481           255,964         3,636,650
                               -----------    -----------    -----------    ----------        ----------        ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS      $ 2,046,917    $ 8,530,613    $ 1,533,638    $3,564,672        $  295,489        $3,417,304
                               ===========    ===========    ===========    ==========        ==========        ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-----------------------------------------------------------------------------------------------------------------------

                                Fidelity       Fidelity       Fidelity       Fidelity        Fidelity        Fidelity
                                Variable       Variable       Variable       Variable        Variable        Variable
                                Insurance      Insurance      Insurance      Insurance       Insurance      Insurance
                              Products Fund  Products Fund  Products Fund  Products Fund   Products Fund  Products Fund
                                (Service       (Service       (Service       (Service        (Service       (Service
                                 Class 2)       Class 2)       Class 2)       Class 2)        Class 2)       Class 2)
                               Sub-Account    Sub-Account    Sub-Account    Sub-Account     Sub-Account    Sub-Account
                              -------------  -------------  -------------  --------------  -------------  -------------
                                   VIP                                     VIP Investment    VIP Money
                              Equity-Income    VIP Growth   VIP Index 500    Grade Bond        Market      VIP Overseas
                                (Service        (Service       (Service       (Service        (Service       (Service
                                 Class 2)       Class 2)       Class 2)       Class 2)        Class 2)       Class 2)
                              -------------  -------------  -------------  --------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                      $1,080,919     $   31,488     $  555,426      $1,639,459     $ 2,243,299    $  146,238
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk (519,127)      (271,389)      (635,658)       (668,874)       (733,679)     (436,225)
      Administrative expense      (35,138)       (19,266)       (42,866)        (46,409)        (49,059)      (30,017)
                               ----------     ----------     ----------      ----------     -----------    ----------
      Net investment income
         (loss)                   526,654       (259,167)      (123,098)        924,176       1,460,561      (320,004)
                               ----------     ----------     ----------      ----------     -----------    ----------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales       6,483,950      3,991,729      5,090,039       7,096,023      31,996,780     6,575,071
      Cost of investments sold  5,957,021      3,585,145      4,712,640       7,422,932      31,996,780     5,580,358
                               ----------     ----------     ----------      ----------     -----------    ----------
         Realized gains (losses)
            on fund shares        526,929        406,584        377,399        (326,909)             --       994,713
Realized gain distributions     4,571,466             --             --         102,895              --       126,740
                               ----------     ----------     ----------      ----------     -----------    ----------
      Net realized gains
         (losses)               5,098,395        406,584        377,399        (224,014)             --     1,121,453
Change in unrealized gains
   (losses)                       567,019        776,192      5,377,979         574,301              --     3,990,567
                               ----------     ----------     ----------      ----------     -----------    ----------
      Net realized and
         unrealized gains
         (losses) on
         investments            5,665,414      1,182,776      5,755,378         350,287              --     5,112,020
                               ----------     ----------     ----------      ----------     -----------    ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS      $6,192,068     $  923,609     $5,632,280      $1,274,463     $ 1,460,561    $4,792,016
                               ==========     ==========     ==========      ==========     ===========    ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
---------------------------------------------------------------------------------------------------------------------

                              Goldman Sachs   Goldman Sachs
                                 Variable       Variable       J.P. Morgan
                                Insurance       Insurance        Series          Janus         Janus        Janus
                                  Trust           Trust         Trust II     Aspen Series  Aspen Series  Aspen Series
                               Sub-Account     Sub-Account     Sub-Account    Sub-Account   Sub-Account  Sub-Account
                              -------------  ---------------  -------------  ------------  ------------  ------------
                                                   VIT
                                   VIT         Structured
                              International     Small Cap                                    Flexible       Forty
                                  Equity     Equity Fund (p)  Small Company    Balanced        Bond       Portfolio
                              -------------  ---------------  -------------  ------------  ------------  ------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $   83,965       $ 26,648       $       --    $ 1,225,607   $  986,987    $   23,504
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk   (71,841)       (58,179)         (66,207)      (771,053)    (281,152)      (93,398)
      Administrative expense        (5,281)        (4,212)          (4,842)       (67,193)     (22,598)       (6,596)
                                ----------       --------       ----------    -----------   ----------    ----------
      Net investment income
         (loss)                      6,843        (35,743)         (71,049)       387,361      683,237       (76,490)
                                ----------       --------       ----------    -----------   ----------    ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales        1,116,004        957,081        1,344,999     15,247,500    7,007,568     1,882,753
      Cost of investments sold     900,211        796,553        1,123,990     13,239,521    7,502,908     1,597,012
                                ----------       --------       ----------    -----------   ----------    ----------
         Realized gains (losses)
            on fund shares         215,793        160,528          221,009      2,007,979     (495,340)      285,741
Realized gain distributions             --        290,872          146,268             --       44,126            --
                                ----------       --------       ----------    -----------   ----------    ----------
      Net realized gains (losses)  215,793        451,400          367,277      2,007,979     (451,214)      285,741
Change in unrealized gains
   (losses)                        719,995          7,684          299,762      2,681,107      290,494       304,097
                                ----------       --------       ----------    -----------   ----------    ----------
      Net realized and
         unrealized gains
         (losses) on investments   935,788        459,084          667,039      4,689,086     (160,720)      589,838
                                ----------       --------       ----------    -----------   ----------    ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS       $  942,631       $423,341       $  595,990    $ 5,076,447   $  522,517    $  513,348
                                ==========       ========       ==========    ===========   ==========    ==========

(p) Previously known as VIT CORE Small Cap Equity

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------------

                                                                                    Janus             Janus            Janus
                                      Janus           Janus          Janus       Aspen Series      Aspen Series      Aspen Series
                                   Aspen Series   Aspen Series   Aspen Series  (Service Shares)  (Service Shares)  (Service Shares)
                                   Sub-Account     Sub-Account    Sub-Account     Sub-Account       Sub-Account      Sub-Account
                                   ------------  --------------  ------------  ----------------  ----------------  ----------------
                                                                                                                   Forty
                                    Large Cap                      Worldwide       Balanced        Foreign Stock      Portfolio
                                      Growth     Mid Cap Growth     Growth     (Service Shares)  (Service Shares)  (Service Shares)
                                   ------------  --------------  ------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $   150,483     $       --    $   625,658      $  218,761        $  198,872        $    8,388
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk      (414,808)      (370,787)      (469,874)       (153,219)         (176,423)          (78,225)
      Administrative expense           (38,469)       (33,453)       (44,434)        (10,363)          (12,637)           (5,340)
                                   -----------     ----------    -----------      ----------        ----------        ----------
      Net investment income
         (loss)                       (302,794)      (404,240)       111,350          55,179             9,812           (75,177)
                                   -----------     ----------    -----------      ----------        ----------        ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales            8,604,371      7,186,320     10,102,455       1,343,348         3,488,112         1,178,216
      Cost of investments sold       9,728,436      7,693,267     10,700,593       1,255,373         2,842,707         1,105,567
                                   -----------     ----------    -----------      ----------        ----------        ----------
         Realized gains (losses)
            on fund shares          (1,124,065)      (506,947)      (598,138)         87,975           645,405            72,649
Realized gain distributions                 --             --             --              --           348,426                --
                                   -----------     ----------    -----------      ----------        ----------        ----------
      Net realized gains (losses)   (1,124,065)      (506,947)      (598,138)         87,975           993,831            72,649
Change in unrealized gains
      (losses)                       4,370,128      4,021,484      5,935,018         759,863           908,536           409,134
                                   -----------     ----------    -----------      ----------        ----------        ----------
      Net realized and
         unrealized gains
         (losses) on investments     3,246,063      3,514,537      5,336,880         847,838         1,902,367           481,783
                                   -----------     ----------    -----------      ----------        ----------        ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS          $ 2,943,269     $3,110,297    $ 5,448,230      $  903,017        $1,912,179        $  406,606
                                   ===========     ==========    ===========      ==========        ==========        ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------

                                     Janus               Janus             Janus             Janus          Lazard         Lazard
                                  Aspen Series       Aspen Series      Aspen Series      Aspen Series     Retirement     Retirement
                                (Service Shares)   (Service Shares)  (Service Shares)  (Service Shares)  Series, Inc.   Series, Inc.
                                  Sub-Account         Sub-Account       Sub-Account       Sub-Account    Sub-Account    Sub-Account
                              -------------------  ----------------  ----------------  ----------------  ------------  -------------
                                     INTECH
                                  Risk-Managed          Mid Cap            Small           Worldwide
                                 Core Portfolio          Value         Company Value        Growth         Emerging    International
                              (Service Shares)(q)  (Service Shares)  (Service Shares)  (Service Shares)     Markets        Equity
                              -------------------  ----------------  ----------------  ----------------  ------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $    7,773         $  608,312        $       --         $ 46,787       $   57,565      $ 27,145
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk      (93,257)          (320,876)          (68,721)         (39,686)        (167,124)      (35,500)
      Administrative expense           (6,273)           (21,715)           (4,763)          (2,832)         (11,933)       (2,585)
                                   ----------         ----------        ----------         --------       ----------      --------
      Net investment income (loss)    (91,757)           265,721           (73,484)           4,269         (121,492)      (10,940)
                                   ----------         ----------        ----------         --------       ----------      --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales           1,213,598          2,562,038         1,687,478          452,648        5,951,217       464,950
      Cost of investments sold      1,268,580          2,458,484         1,621,995          381,180        4,293,357       358,674
                                   ----------         ----------        ----------         --------       ----------      --------
         Realized gains (losses)
            on fund shares            (54,982)           103,554            65,483           71,468        1,657,860       106,276
Realized gain distributions           547,669            652,158            53,494               --          755,257       112,956
                                   ----------         ----------        ----------         --------       ----------      --------
      Net realized gains (losses)     492,687            755,712           118,977           71,468        2,413,117       219,232
Change in unrealized gains (losses)   134,125          1,719,995           781,320          366,800          351,121       279,100
                                   ----------         ----------        ----------         --------       ----------      --------
      Net realized and unrealized
         gains (losses) on
         investments                  626,812          2,475,707           900,297          438,268        2,764,238       498,332
                                   ----------         ----------        ----------         --------       ----------      --------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS          $  535,055         $2,741,428        $  826,813         $442,537       $2,642,746      $487,392
                                   ==========         ==========        ==========         ========       ==========      ========

(q) Previously known as Risk-Managed Core (Service Shares)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------

                                 Legg Mason       Legg Mason        Legg Mason        Legg Mason        Legg Mason
                                  Partners         Partners          Partners          Partners          Partners      MFS Variable
                                  Variable         Variable          Variable          Variable          Variable        Insurance
                               Portfolios I      Portfolios I      Portfolios I      Portfolios I      Portfolios I        Trust
                              Sub-Account (r)   Sub-Account (s)   Sub-Account (s)   Sub-Account (r)   Sub-Account (s)   Sub-Account
                              ---------------  ----------------  -----------------  ---------------  ----------------  ------------
                                Legg Mason        Legg Mason        Legg Mason        Legg Mason        Legg Mason
                                 Variable          Variable          Variable          Variable          Variable
                                  All Cap           All Cap         Global High        Investors         Investors     MFS Emerging
                              Portfolio I (t)  Portfolio II (u)  Yield Bond II (v)  Portfolio I (w)  Portfolio II (x)      Growth
                              ---------------  ----------------  -----------------  ---------------  ----------------  ------------
NET INVESTMENT INCOME (LOSS)
Dividends                        $  135,062        $ 26,389          $1,706,295        $  240,046        $ 26,558       $       --
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk   (149,783)        (32,319)           (386,523)         (203,869)        (38,314)         (95,900)
      Administrative expense        (10,720)         (2,080)            (26,135)          (14,698)         (2,585)          (6,770)
                                 ----------        --------          ----------        ----------        --------       ----------
      Net investment income
         (loss)                     (25,441)         (8,010)          1,293,637            21,479         (14,341)        (102,670)
                                 ----------        --------          ----------        ----------        --------       ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales         3,436,362         384,756           2,074,378         2,336,373         646,724        1,414,667
      Cost of investments sold    2,756,656         345,725           2,079,263         1,933,540         562,255        1,527,414
                                 ----------        --------          ----------        ----------        --------       ----------
         Realized gains (losses)
            on fund shares          679,706          39,031              (4,885)          402,833          84,469         (112,747)
Realized gain distributions         365,886          90,677             178,410           346,186          63,669               --
                                 ----------        --------          ----------        ----------        --------       ----------
      Net realized gains (losses) 1,045,592         129,708             173,525           749,019         148,138         (112,747)
Change in unrealized gains
   (losses)                         589,760         199,162             798,668         1,493,021         263,252          606,381
                                 ----------        --------          ----------        ----------        --------       ----------
      Net realized and unrealized
         gains (losses) on
         investments              1,635,352         328,870             972,193         2,242,040         411,390          493,634
                                 ----------        --------          ----------        ----------        --------       ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS        $1,609,911        $320,860          $2,265,830        $2,263,519        $397,049       $  390,964
                                 ==========        ========          ==========        ==========        ========       ==========

(r) Previously known as Salomon Brothers Variable Series Funds, Inc Sub-Account
(s) Previously known as Salomon Brothers Variable Series Funds, Inc (Class II) Sub-Account
(t) Previously known as All Cap
(u) Previously known as All Cap (Class II)
(v) Previously known as High Yield (Class II)
(w) Previously known as Investors
(x) Previously known as Variable Investors (Class II)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                   MFS Variable     MFS Variable
                                         MFS Variable  MFS Variable  MFS Variable  MFS Variable     Insurance        Insurance
                                          Insurance      Insurance     Insurance     Insurance        Trust            Trust
                                            Trust          Trust         Trust         Trust     (Service Class)  (Service Class)
                                         Sub-Account    Sub-Account   Sub-Account   Sub-Account    Sub-Account      Sub-Account
                                        -------------  ------------  ------------  ------------  ---------------  ---------------
                                                                                                     MFS High       MFS Investor
                                        MFS Investors     MFS New                    MFS Total        Income        Growth Stock
                                            Trust        Discovery   MFS Research     Return     (Service Class)  (Service Class)
                                        -------------  ------------  ------------  ------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                 $   30,318    $       --     $ 19,534     $  843,577      $  704,506       $       --
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk             (83,562)     (176,199)     (50,384)      (480,543)       (145,880)        (207,803)
      Administrative expense                  (6,037)      (12,133)      (3,749)       (35,179)         (9,841)         (14,170)
                                          ----------    ----------     --------     ----------      ----------       ----------
      Net investment income
         (loss)                              (59,281)     (188,332)     (34,599)       327,855         548,785         (221,973)
                                          ----------    ----------     --------     ----------      ----------       ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                  1,919,507     2,310,454      715,729      7,870,738       1,264,171        1,103,445
      Cost of investments sold             1,676,424     1,955,369      687,788      7,244,646       1,289,605        1,073,897
                                          ----------    ----------     --------     ----------      ----------       ----------
         Realized gains (losses)
            on fund shares                   243,083       355,085       27,941        626,092         (25,434)          29,548
Realized gain distributions                       --       221,972           --      1,130,572              --               --
                                          ----------    ----------     --------     ----------      ----------       ----------
      Net realized gains
         (losses)                            243,083       577,057       27,941      1,756,664         (25,434)          29,548
Change in unrealized gains
   (losses)                                  461,263       905,575      316,822      1,325,883         279,720          991,253
                                          ----------    ----------     --------     ----------      ----------       ----------
      Net realized and unrealized
         gains (losses) on investments       704,346     1,482,632      344,763      3,082,547         254,286        1,020,801
                                          ----------    ----------     --------     ----------      ----------       ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                 $  645,065    $1,294,300     $310,164     $3,410,402      $  803,071       $  798,828
                                          ==========    ==========     ========     ==========      ==========       ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     Oppenheimer
                                MFS Variable     MFS Variable    MFS Variable      MFS Variable    MFS Variable       Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance      Account Funds
                                   Trust            Trust            Trust            Trust            Trust       (Service Class
                              (Service Class)  (Service Class)  (Service Class)  (Service Class)  (Service Class)      ("SC"))
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                               MFS Investors       MFS New         MFS Total                                         Oppenheimer
                                   Trust          Discovery         Return        MFS Utilities      MFS Value         Global
                              (Service Class)  (Service Class)  (Service Class)  (Service Class)  (Service Class)  Securities (SC)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $    6,513       $       --        $  409,856       $  136,718      $   52,259       $  141,025
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk   (42,787)        (119,891)         (287,514)        (102,176)        (94,063)        (278,931)
      Administrative expense        (2,865)          (8,384)          (19,242)          (7,295)         (6,461)         (18,569)
                                ----------       ----------        ----------       ----------      ----------       ----------
      Net investment income
         (loss)                    (39,139)        (128,275)          103,100           27,247         (48,265)        (156,475)
                                ----------       ----------        ----------       ----------      ----------       ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales        2,836,168        2,438,911         3,037,834        2,828,617       1,276,010        3,065,448
      Cost of investments sold   2,830,489        2,096,204         3,014,198        2,167,916       1,160,823        2,712,293
                                ----------       ----------        ----------       ----------      ----------       ----------
         Realized gains (losses)
            on fund shares           5,679          342,707            23,636          660,701         115,187          353,155
Realized gain distributions             --          151,762           600,751          278,637         175,865          873,526
                                ----------       ----------        ----------       ----------      ----------       ----------
      Net realized gains (losses)    5,679          494,469           624,387          939,338         291,052        1,226,681
Change in unrealized gains
   (losses)                        253,844          479,051         1,141,092          963,634         919,894        1,671,131
                                ----------       ----------        ----------       ----------      ----------       ----------
      Net realized and unrealized
         gains (losses) on
         investments               259,523          973,520         1,765,479        1,902,972       1,210,946        2,897,812
                                ----------       ----------        ----------       ----------      ----------       ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS        $  220,384       $  845,245        $1,868,579       $1,930,219      $1,162,681       $2,741,337
                                ==========       ==========        ==========       ==========      ==========       ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
--------------------------------------------------------------------------------------------------------------------------------

                               Oppenheimer     Oppenheimer       Panorama
                                 Variable        Variable         Series
                               Account Funds   Account Funds     Fund, Inc.    PIMCO Advisors    PIMCO Advisors   PIMCO Advisors
                              (Service Class  (Service Class  (Service Class      Variable         Variable         Variable
                                 ("SC"))         ("SC"))          ("SC"))      Insurance Trust   Insurance Trust  Insurance Trust
                               Sub-Account     Sub-Account      Sub-Account      Sub-Account       Sub-Account      Sub-Account
                              --------------  --------------  --------------  ----------------  ---------------  ---------------
                               Oppenheimer
                               Main Street     Oppenheimer      Oppenheimer
                                Small Cap      MidCap Fund     International                                          OpCap
                               Growth (SC)       (SC) (y)       Growth (SC)    OpCap Balanced    OpCap Equity      Renaissance
                              --------------  --------------  --------------  ----------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                      $    13,002      $     --         $ 12,587       $  226,214        $   32,229        $   14,794
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk  (870,940)      (43,105)         (48,417)        (380,607)          (96,018)          (98,435)
      Administrative expense       (61,129)       (2,856)          (4,361)         (27,360)           (7,045)           (6,693)
                               -----------      --------         --------       ----------        ----------        ----------
      Net investment income
         (loss)                   (919,067)      (45,961)         (40,191)        (181,753)          (70,834)          (90,334)
                               -----------      --------         --------       ----------        ----------        ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales       11,084,085       911,355          940,774        4,673,389         1,355,859         1,226,467
      Cost of investments sold   9,044,839       925,448          702,439        4,445,887         1,138,553         1,186,987
                               -----------      --------         --------       ----------        ----------        ----------
         Realized gains (losses)
            on fund shares       2,039,246       (14,093)         238,335          227,502           217,306            39,480
Realized gain distributions      1,641,328            --               --          764,600           417,900                --
                               -----------      --------         --------       ----------        ----------        ----------
      Net realized gains (losses)3,680,574       (14,093)         238,335          992,102           635,206            39,480
Change in unrealized gains
   (losses)                      4,164,800        36,873          686,783        1,589,010           329,968           691,583
                               -----------      --------         --------       ----------        ----------        ----------
      Net realized and unrealized
         gains (losses) on
         investments             7,845,374        22,780          925,118        2,581,112           965,174           731,063
                               -----------      --------         --------       ----------        ----------        ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS      $ 6,926,307      $(23,181)        $884,927       $2,399,359        $  894,340        $  640,729
                               ===========      ========         ========       ==========        ==========        ==========

(y) Previously known as Oppenheimer Aggressive Growth (SC)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------

                                     PIMCO Advisors  PIMCO Variable  PIMCO Variable  PIMCO Variable  PIMCO Variable  PIMCO Variable
                                        Variable       Insurance        Insurance      Insurance        Insurance       Insurance
                                    Insurance Trust      Trust            Trust          Trust            Trust           Trust
                                      Sub-Account     Sub-Account      Sub-Account    Sub-Account      Sub-Account     Sub-Account
                                    ---------------  --------------  --------------  --------------  --------------  ---------------
                                                                                                                       StocksPLUS(R)
                                                                                                                       Growth and
                                         OpCap                                           PIMCO            PIMCO          Income
                                       Small Cap      Foreign Bond    Money Market    Real Return     Total Return    Portfolio (z)
                                    ---------------  --------------  --------------  --------------  --------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                             $       --       $  952,447     $ 1,947,234     $ 1,366,221     $ 4,713,070      $  366,541
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk        (309,113)        (411,616)       (619,362)       (472,204)     (1,488,541)       (104,567)
      Administrative expense             (22,675)         (29,823)        (42,685)        (32,028)       (109,173)         (7,582)
                                      ----------       ----------     -----------     -----------     -----------      ----------
      Net investment income
         (loss)                         (331,788)         511,008       1,285,187         861,989       3,115,356         254,392
                                      ----------       ----------     -----------     -----------     -----------      ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales              6,690,584        8,592,439      24,931,240       4,433,739      22,557,157       1,610,116
      Cost of investments sold         5,896,960        8,601,373      24,931,240       4,572,639      23,075,895       1,376,089
                                      ----------       ----------     -----------     -----------     -----------      ----------
         Realized gains (losses)
            on fund shares               793,624           (8,934)             --        (138,900)       (518,738)        234,027
Realized gain distributions            1,177,672          360,434              --         879,297         587,081              --
                                      ----------       ----------     -----------     -----------     -----------      ----------
      Net realized gains (losses)      1,971,296          351,500              --         740,397          68,343         234,027
Change in unrealized gains
   (losses)                            2,754,177         (657,501)             --      (1,844,278)       (705,469)        435,807
                                      ----------       ----------     -----------     -----------     -----------      ----------
      Net realized and unrealized
         gains (losses) on investments 4,725,473         (306,001)             --      (1,103,881)       (637,126)        669,834
                                      ----------       ----------     -----------     -----------     -----------      ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS             $4,393,685       $  205,007     $ 1,285,187     $  (241,892)    $ 2,478,230      $  924,226
                                      ==========       ==========     ===========     ===========     ===========      ==========

(z) Previously known as StocksPlus Growth and Income Portfolio

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-------------------------------------------------------------------------------------------------------------------------------

                                         Putnam          Putnam         Rydex          Rydex        STI Classic    STI Classic
                                        Variable     Variable Trust Variable Trust Variable Trust Variable Trust  Variable Trust
                                         Trust
                                       Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account     Sub-Account
                                       -----------   -------------- -------------- -------------- --------------  -------------
                                                          VT
                                                     International                     Rydex                          STI
                                       VT High Yield   Growth and                       Sector      STI Capital    International
                                                        Income        Rydex OTC       Rotation     Appreciation      Equity
                                       ------------- -------------- -------------- -------------- --------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                              $  747,298    $  107,238     $     --      $       --     $    6,103      $ 1,392
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk         (136,680)     (139,733)     (37,573)        (57,157)       (29,403)       (1,357)
      Administrative expense               (9,725)      (10,777)      (2,580)         (3,868)        (2,088)         (111)
                                       ----------    ----------     --------      ----------     ----------       -------
      Net investment income
         (loss)                           600,893       (43,272)     (40,153)        (61,025)       (25,388)          (76)
                                       ----------    ----------     --------      ----------     ----------       -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales               1,968,034     2,818,435      489,391       1,346,145      1,086,965         6,417
      Cost of investments sold          1,966,839     2,170,345      396,441       1,319,602      1,004,281         3,997
                                       ----------    ----------     --------      ----------     ----------       -------
         Realized gains (losses)
            on fund shares                  1,195       648,090       92,950          26,543         82,684         2,420

Realized gain distributions                    --            --           --         210,444        135,312            --
                                       ----------    ----------     --------      ----------     ----------       -------
      Net realized gains (losses)           1,195       648,090       92,950         236,987        217,996         2,420

Change in unrealized gains
   (losses)                               232,824     1,811,009       58,269          85,353         29,332        20,474
                                       ----------    ----------     --------      ----------     ----------       -------
      Net realized and unrealized
         gains (losses) on investments    234,019     2,459,099      151,219         322,340        247,328        22,894
                                       ----------    ----------     --------      ----------     ----------       -------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS              $  834,912    $2,415,827     $111,066      $  261,315     $  221,940       $22,818
                                       ==========    ==========     ========      ==========     ==========       =======

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                        STI Classic  T. Rowe Price  T. Rowe Price  T. Rowe Price   T. Rowe Price    T. Rowe Price
                                       Variable Trust   Equity          Equity        Equity          Equity           Equity
                                                      Series, Inc.   Series, Inc.   Series, Inc.  Series, Inc. II  Series, Inc. II
                                        Sub-Account   Sub-Account    Sub-Account    Sub-Account     Sub-Account      Sub-Account
                                        -----------  -------------  -------------  -------------  ---------------  ---------------
                                         STI Large   T. Rowe Price  T. Rowe Price  T. Rowe Price   T. Rowe Price    T. Rowe Price
                                         Cap Value      Equity         Mid-Cap      New America      Blue Chip         Equity
                                          Equity        Income         Growth         Growth         Growth II        Income II
                                        -----------  -------------  -------------  -------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                               $   64,067    $   628,168    $        --    $    2,354      $   64,688       $  736,188
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk           (60,405)      (568,233)      (415,334)      (69,161)       (395,672)        (784,985)
      Administrative expense                (4,273)       (40,606)       (29,589)       (5,015)        (26,834)         (53,143)
                                        ----------    -----------    -----------    ----------      ----------       ----------
      Net investment income
         (loss)                               (611)        19,329       (444,923)      (71,822)       (357,818)        (101,940)
                                        ----------    -----------    -----------    ----------      ----------       ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                1,289,734     10,651,448      7,414,735     1,255,274       2,473,304        5,498,409
      Cost of investments sold           1,093,140      9,186,494      5,207,346     1,104,961       2,348,103        5,182,259
                                        ----------    -----------    -----------    ----------      ----------       ----------
         Realized gains (losses)
            on fund shares                 196,594      1,464,954      2,207,389       150,313         125,201          316,150

Realized gain distributions                     --      1,103,358      3,322,334        65,916              --        1,621,801
                                        ----------    -----------    -----------    ----------      ----------       ----------
      Net realized gains (losses)          196,594      2,568,312      5,529,723       216,229         125,201        1,937,951

Change in unrealized gains
   (losses)                                656,660      3,830,981     (3,722,429)      135,775       2,562,680        6,581,103
                                        ----------    -----------    -----------    ----------      ----------       ----------
      Net realized and unrealized
         gains (losses) on investments     853,254      6,399,293      1,807,294       352,004       2,687,881        8,519,054
                                        ----------    -----------    -----------    ----------      ----------       ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS               $  852,643    $ 6,418,622    $ 1,362,371    $  280,182      $2,330,063       $8,417,114
                                        ==========    ===========    ===========    ==========      ==========       ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     The Universal
                                          T. Rowe Price  The Universal  The Universal  The Universal  The Universal  Institutional
                                          International  Institutional  Institutional  Institutional  Institutional   Funds, Inc.
                                           Series, Inc.    Funds, Inc.    Funds, Inc.    Funds, Inc.    Funds, Inc.    (Class II)
                                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                          -------------  -------------  -------------  -------------  -------------  -------------
                                                                                                                      Van Kampen
                                          T. Rowe Price    Van Kampen     Van Kampen     Van Kampen    Van Kampen         UIF
                                          International       UIF            UIF        UIF Mid Cap      UIF U.S.    Equity Growth
                                              Stock      Equity Growth    High Yield       Growth     Mid Cap Value   (Class II)
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                 $  110,014     $       --     $   538,142    $       --     $   129,496     $     --
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk            (131,198)      (400,751)        (93,854)     (111,028)       (650,016)     (53,146)
      Administrative expense                  (9,431)       (28,705)         (6,765)       (8,112)        (47,837)      (3,586)
                                          ----------     ----------     -----------    ----------     -----------     --------
      Net investment income (loss)           (30,615)      (429,456)        437,523      (119,140)       (568,357)     (56,732)
                                          ----------     ----------     -----------    ----------     -----------     --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                  2,518,525      4,791,744       8,705,315     2,125,713      10,624,852      602,426
      Cost of investments sold             2,039,766      3,909,211       5,373,261     1,708,533       8,765,369      546,520
                                          ----------     ----------     -----------    ----------     -----------     --------
         Realized gains (losses)
            on fund shares                   478,759        882,533       3,332,054       417,180       1,859,483       55,906
Realized gain distributions                   33,004             --              --       501,580       5,586,448           --
                                          ----------     ----------     -----------    ----------     -----------     --------
      Net realized gains (losses)            511,763        882,533       3,332,054       918,760       7,445,931       55,906
Change in unrealized gains
   (losses)                                  947,661        203,342      (3,311,029)     (268,499)      1,391,638      100,019
                                          ----------     ----------     -----------    ----------     -----------     --------
      Net realized and unrealized
         gains (losses) on investments     1,459,424      1,085,875          21,025       650,261       8,837,569      155,925
                                          ----------     ----------     -----------    ----------     -----------     --------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                 $1,428,809     $  656,419     $   458,548    $  531,121     $ 8,269,212     $ 99,193
                                          ==========     ==========     ===========    ==========     ===========     ========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                     Van Kampen  Van Kampen
                                        The Universal       Van            Van            Van           Life        Life
                                        Institutional  Eck Worldwide  Eck Worldwide  Eck Worldwide   Investment  Investment
                                         Funds, Inc.     Insurance      Insurance      Insurance       Trust        Trust
                                         (Class II)        Trust          Trust          Trust       (Class II)  (Class II)
                                         Sub-Account    Sub-Account    Sub-Account    Sub-Account   Sub-Account  Sub-Account
                                        -------------  -------------  -------------  -------------  -----------  -----------
                                         Van Kampen       Van Eck        Van Eck                        LIT
                                          UIF U.S.       Worldwide      Worldwide       Van Eck      Aggressive      LIT
                                         Real Estate      Absolute      Emerging       Worldwide       Growth    Government
                                         (Class II)        Return        Markets      Hard Assets    (Class II)  (Class II)
                                        -------------  -------------  -------------  -------------  -----------  -----------
NET INVESTMENT INCOME (LOSS)
Dividends                               $   386,277     $     --      $   31,925     $    6,604    $       --   $  341,861
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk           (607,821)     (29,587)       (129,464)      (194,356)     (157,724)    (126,580)
      Administrative expense                (40,471)      (1,984)         (8,655)       (12,754)      (11,216)      (8,512)
                                        -----------     --------      ----------     ----------    ----------   ----------
      Net investment income
         (loss)                            (262,015)     (31,571)       (106,194)      (200,506)     (168,940)     206,769
                                        -----------     --------      ----------     ----------    ----------   ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                10,352,143      428,514       4,831,073      6,406,556     3,758,123    1,159,128
      Cost of investments sold            8,534,458      414,352       4,530,327      5,693,423     3,411,501    1,183,737
                                        -----------     --------      ----------     ----------    ----------   ----------
         Realized gains (losses)
            on fund shares                1,817,685       14,162         300,746        713,133       346,622      (24,609)

Realized gain distributions               2,649,743       11,565         502,646        562,038       879,016           --
                                        -----------     --------      ----------     ----------    ----------   ----------
      Net realized gains (losses)         4,467,428       25,727         803,392      1,275,171     1,225,638      (24,609)

Change in unrealized gains
   (losses)                               8,155,311      137,455       1,891,779        931,424      (701,518)     (40,332)
                                        -----------     --------      ----------     ----------    ----------   ----------
      Net realized and unrealized
         gains (losses) on investments   12,622,739      163,182       2,695,171      2,206,595       524,120      (64,941)
                                        -----------     --------      ----------     ----------    ----------   ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS               $12,360,724     $131,611      $2,588,977     $2,006,089    $  355,180   $  141,828
                                        ===========     ========      ==========     ==========    ==========   ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006
-------------------------------------------------------------------------------

                                          Van Kampen
                                             Life
                                          Investment      Wells Fargo     Wells Fargo
                                             Trust         Variable        Variable
                                          (Class II)         Trust           Trust
                                          Sub-Account     Sub-Account     Sub-Account
                                        --------------  --------------  --------------
                                        LIT Growth And  Wells Fargo VT  Wells Fargo VT
                                            Income         Advantage       Advantage
                                          (Class II)       Discovery      Opportunity
                                        --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                $   654,851      $       --      $       --
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk          (1,002,718)       (114,489)       (240,172)
      Administrative expense                 (71,265)         (8,289)        (17,040)
                                         -----------      ----------      ----------
      Net investment income
         (loss)                             (419,132)       (122,778)       (257,212)
                                         -----------      ----------      ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on
   fund shares:
      Proceeds from sales                 14,770,497       2,556,023       5,598,026
      Cost of investments sold            13,013,908       2,098,024       5,051,601
                                         -----------      ----------      ----------
         Realized gains (losses)
            on fund shares                 1,756,589         457,999         546,425
Realized gain distributions                4,349,699              --       1,840,999
                                         -----------      ----------      ----------
      Net realized gains (losses)          6,106,288         457,999       2,387,424
Change in unrealized gains
   (losses)                                3,966,258         669,597        (400,710)
                                         -----------      ----------      ----------
      Net realized and unrealized
         gains (losses) on investments    10,072,546       1,127,596       1,986,714
                                         -----------      ----------      ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                $ 9,653,414      $1,004,818      $1,729,502
                                         ===========      ==========      ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------

                                               AIM Variable        AIM Variable       AIM Variable
                                                 Insurance          Insurance          Insurance
                                                   Funds              Funds              Funds
                                                Sub-Account        Sub-Account        Sub-Account
                                        -------------------------  ------------  ------------------------
                                                                     AIM V. I.          AIM V. I.
                                                 AIM V. I.            Capital          Demographic
                                                Basic Value        Appreciation          Trends
                                        -------------------------  ------------  ------------------------
                                            2006        2005        2006 (a)(b)    2006 (a)       2005
                                        ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $  (295,660)   $ (358,994)   $ (1,960)   $   (14,760) $  (19,307)
Net realized gains (losses)               1,830,544       654,699       2,944        285,478      61,646
Change in unrealized gains (losses)       1,332,959       701,392      32,122       (236,355)       (663)
                                        -----------   -----------    --------    -----------  ----------
Increase (decrease) in net
   assets from operations                 2,867,843       997,097      33,106         34,363      41,676
                                        -----------   -----------    --------    -----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                    451,586       534,398         528          2,023       2,958
Benefit payments                           (379,700)     (169,891)       (280)        (4,156)    (12,205)
Payments on termination                  (2,068,831)   (2,183,244)    (23,970)       (72,663)   (120,783)
Loans - net                                     (53)           (3)         --             --          --
Contract maintenance charge                  (8,182)       (8,854)         --             --          --
Transfers among the sub-accounts
   and with the Fixed Account - net         492,870        25,443     983,136     (1,162,794)   (118,213)
                                        -----------   -----------    --------    -----------  ----------
Increase (decrease) in net
   assets from contract
   transactions                          (1,512,310)   (1,802,151)    959,414     (1,237,590)   (248,243)
                                        -----------   -----------    --------    -----------  ----------
INCREASE (DECREASE) IN
   NET ASSETS                             1,355,533      (805,054)    992,520     (1,203,227)   (206,567)
NET ASSETS AT BEGINNING OF
   PERIOD                                25,612,919    26,417,973          --      1,203,227   1,409,794
                                        -----------   -----------    --------    -----------  ----------
NET ASSETS AT END OF PERIOD             $26,968,452   $25,612,919    $992,520    $        --  $1,203,227
                                        ===========   ===========    ========    ===========  ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 2,276,275     2,445,532         --         122,557     150,101
         Units issued                       394,298       344,813     105,151          5,115      18,091
         Units redeemed                    (520,784)     (514,070)     (8,934)      (127,672)    (45,635)
                                        -----------   -----------    --------    -----------  -----------
   Units outstanding at end
      of period                           2,149,789     2,276,275      96,217             --     122,557
                                        ===========   ===========    ========    ===========  ===========

(a) On November 3, 2006, AIM V.I. Demographic Trends merged into AIM V.I. Capital Appreciation
(b) For the period beginning November 3, 2006 and ended December 31, 2006

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------

                                         AIM Variable               AIM Variable        AIM Variable
                                           Insurance                 Insurance           Insurance
                                        Funds Series II           Funds Series II     Funds Series II
                                          Sub-Account               Sub-Account         Sub-Account
                                   ------------------------  -----------------------  ---------------
                                                                    AIM V. I.
                                           AIM V. I.                 Capital          AIM V. I. Core
                                         Basic Value II           Appreciation II        Equity II
                                   ------------------------  -----------------------  ---------------
                                       2006        2005        2006 (c)      2005       2006 (d) (e)
                                   -----------  -----------  -----------  ----------  ---------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)       $  (186,892) $  (143,063) $  (44,897)  $  (29,517)   $  (13,768)
Net realized gains (losses)            777,670      183,381      72,310        5,408        27,980
Change in unrealized gains
   (losses)                            797,443      407,015     112,526      186,699       573,539
                                   -----------  -----------  ----------   ----------    ----------
Increase (decrease) in net
   assets from operations            1,388,221      447,333     139,939      162,590       587,751
                                   -----------  -----------  ----------   ----------    ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                             2,392,644    3,671,341     336,079      788,279     4,201,781
Benefit payments                       (31,806)     (57,084)         --      (24,115)       (1,488)
Payments on termination             (1,111,231)    (344,853)   (405,712)     (50,384)     (174,565)
Loans - net                                 --           --         (85)         (82)           --
Contract maintenance charge            (27,850)     (17,445)     (2,401)      (1,792)       (1,132)
Transfers among the sub-accounts
   and with the Fixed Account - net    280,966    1,163,563     897,659      493,478     2,486,848
                                   -----------  -----------  ----------   ----------    ----------
Increase (decrease) in net
   assets from contract
   transactions                      1,502,723    4,415,522     825,540    1,205,384     6,511,444
                                   -----------  -----------  ----------   ----------    ----------
INCREASE (DECREASE) IN
   NET ASSETS                        2,890,944    4,862,855     965,479    1,367,974     7,099,195
NET ASSETS AT BEGINNING OF
   PERIOD                           11,202,761    6,339,906   2,555,717    1,187,743            --
                                   -----------  -----------  ----------   ----------    ----------
NET ASSETS AT END OF PERIOD        $14,093,705  $11,202,761  $3,521,196   $2,555,717    $7,099,195
                                   ===========  ===========  ==========   ==========    ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period            1,007,130      591,413     232,707      115,571            --
         Units issued                  308,960      550,303     136,468      149,936       728,270
         Units redeemed               (176,869)    (134,586)    (62,102)     (32,800)      (70,022)
                                   -----------  -----------  ----------   ----------    ----------
   Units outstanding at end
      of period                      1,139,221    1,007,130     307,073      232,707       658,248
                                   ===========  ===========  ==========   ==========    ==========

(c) On May 1, 2006, AIM V.I. Demographic Trends II merged into AIM V.I. Capital Appreciation II
(d) On May 1, 2006, AIM V.I. Premier Equity II merged into AIM V.I. Core Equity II
(e) For the period beginning May 1, 2006 and ended December 31, 2006

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------

                                      AIM Variable             AIM Variable             AIM Variable
                                        Insurance               Insurance                Insurance
                                     Funds Series II         Funds Series II          Funds Series II
                                       Sub-Account             Sub-Account              Sub-Account
                                   -------------------  ------------------------  -----------------------
                                        AIM V. I.               AIM V. I.
                                       Demographic             Mid Cap Core             AIM V. I.
                                        Trends II                Equity II           Premier Equity II
                                   -------------------  ------------------------  -----------------------
                                    2006 (c)    2005       2006          2005       2006 (d)      2005
                                   ---------  --------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)       $ (10,797) $ (8,329) $   (95,610) $  (102,098) $     3,447  $  (10,416)
Net realized gains (losses)           96,310     5,627    1,731,236      355,746      174,763      14,448
Change in unrealized gains (losses)  (64,101)   43,424     (310,298)     261,022     (102,474)     64,736
                                   ---------  --------  -----------  -----------  -----------  ----------
Increase (decrease) in net
   assets from operations             21,412    40,722    1,325,328      514,670       75,736      68,768
                                   ---------  --------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                             222,755   176,357    4,728,556    3,842,956      103,878     512,408
Benefit payments                          --    (4,401)     (18,673)     (35,579)      (4,114)    (80,166)
Payments on termination              (50,666)  (39,160)    (880,116)    (255,030)    (113,842)   (135,423)
Loans - net                              (17)       (5)         (23)          (6)          --          --
Contract maintenance charge             (906)     (958)     (32,596)     (20,556)        (177)       (554)
Transfers among the sub-accounts
   and with the Fixed Account - net (891,956)  207,611      996,355    1,186,210   (1,594,465)    407,116
                                   ---------  --------  -----------  -----------  -----------  ----------
Increase (decrease) in net
   assets from contract
   transactions                     (720,790)  339,444    4,793,503    4,717,995   (1,608,720)    703,381
                                   ---------  --------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS                           (699,378)  380,166    6,118,831    5,232,665   (1,532,984)    772,149
NET ASSETS AT BEGINNING OF
   PERIOD                            699,378   319,212   10,635,380    5,402,715    1,532,984     760,835
                                   ---------  --------  -----------  -----------  -----------  ----------
NET ASSETS AT END OF PERIOD        $      --  $699,378  $16,754,211  $10,635,380  $        --  $1,532,984
                                   =========  ========  ===========  ===========  ===========  ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period             65,210    31,068      918,729      492,759      144,198      74,218
         Units issued                 33,371    43,356      560,766      556,569       13,161     101,283
         Units redeemed              (98,581)   (9,214)    (155,225)    (130,599)    (157,359)    (31,303)
                                   ---------  --------  -----------  -----------  -----------  ----------
   Units outstanding at end
      of period                           --    65,210    1,324,270      918,729           --     144,198
                                   =========  ========  ===========  ===========  ===========  ==========

(c) On May 1, 2006, AIM V.I. Demographic Trends II merged into AIM V.I. Capital Appreciation II
(d) On May 1, 2006, AIM V.I. Premier Equity II merged into AIM V.I. Core Equity II

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------------

                                           The Alger                 The Alger                 The Alger
                                         American Fund             American Fund             American Fund
                                          Sub-Account               Sub-Account               Sub-Account
                                   ------------------------  ------------------------  ------------------------
                                                                       Alger                     Alger
                                          Alger Growth            Income & Growth           Leveraged AllCap
                                   ------------------------  ------------------------  ------------------------
                                       2006         2005         2006         2005         2006         2005
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)       $  (258,937) $  (257,533) $   (25,969) $   (76,207) $  (281,446) $  (259,518)
Net realized gains (losses)           (395,874)    (874,915)    (345,536)    (416,285)     440,003     (257,512)
Change in unrealized gains (losses)  1,223,738    3,183,857    1,613,094      865,530    2,884,575    2,562,519
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
   assets from operations              568,927    2,051,409    1,241,589      373,038    3,043,132    2,045,489
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                               505,234      595,395      227,359      360,610      410,483      548,611
Benefit payments                      (213,577)    (361,647)    (224,713)    (161,887)    (142,834)    (291,478)
Payments on termination             (3,102,870)  (2,577,207)  (3,155,277)  (2,691,067)  (2,042,551)  (1,891,937)
Loans - net                               (511)        (523)        (115)        (111)        (578)        (577)
Contract maintenance charge            (13,609)     (15,943)     (10,673)     (13,236)     (16,285)     (17,072)
Transfers among the sub-accounts
   and with the Fixed Account - net (2,243,318)    (400,202)  (1,567,459)  (1,220,054)     490,300     (828,032)
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
   assets from contract
   transactions                     (5,068,651)  (2,760,127)  (4,730,878)  (3,725,745)  (1,301,465)  (2,480,485)
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS                           (4,499,724)    (708,718)  (3,489,289)  (3,352,707)   1,741,667     (434,996)
NET ASSETS AT BEGINNING OF
   PERIOD                           22,037,456   22,746,174   21,088,612   24,441,319   18,242,350   18,677,346
                                   -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD        $17,537,732  $22,037,456  $17,599,323  $21,088,612  $19,984,017  $18,242,350
                                   ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period            2,162,148    2,388,736    1,910,237    2,213,720    1,732,475    1,930,871
         Units issued                  224,525      423,665      109,032      161,097      261,230      188,110
         Units redeemed               (689,679)    (650,253)    (502,610)    (464,580)    (326,727)    (386,506)
                                   -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end
      of period                      1,696,994    2,162,148    1,516,659    1,910,237    1,666,978    1,732,475
                                   ===========  ===========  ===========  ===========  ===========  ===========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------------

                                                                                               The Alger
                                           The Alger                The Alger                American Fund
                                         American Fund            American Fund               (Series - S)
                                          Sub-Account              Sub-Account                Sub-Account
                                   ------------------------  ------------------------  ------------------------
                                             Alger                    Alger                   Alger Growth
                                         MidCap Growth         Small Capitalization           (Series - S)
                                   ------------------------  ------------------------  ------------------------
                                       2006         2005         2006         2005         2006         2005
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)       $  (544,785) $  (527,784) $  (250,123) $  (214,383) $  (216,808) $  (166,920)
Net realized gains (losses)          5,757,146    1,936,426    2,014,285      748,871      402,421      151,236
Change in unrealized gains (losses) (2,528,733)   1,352,894      881,019    1,513,669      284,148    1,326,082
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
   assets from operations            2,683,628    2,761,536    2,645,181    2,048,157      469,761    1,310,398
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                               943,440    1,221,196      370,189      425,737    1,101,023    2,737,708
Benefit payments                      (164,894)    (419,218)     (65,319)    (133,230)     (51,867)     (82,567)
Payments on termination             (4,932,983)  (3,460,079)  (2,142,692)  (1,413,939)    (996,834)    (735,983)
Loans - net                               (951)        (687)        (235)        (179)         (36)         (31)
Contract maintenance charge            (23,297)     (25,733)      (9,967)      (8,988)      (7,538)      (4,894)
Transfers among the sub-accounts
   and with the Fixed Account - net (2,943,690)   2,766,664     (675,037)     332,217     (131,924)   1,700,493
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
   assets from contract
   transactions                     (7,122,375)      82,143   (2,523,061)    (798,382)     (87,176)   3,614,726
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS                           (4,438,747)   2,843,679      122,120    1,249,775      382,585    4,925,124
NET ASSETS AT BEGINNING OF
   PERIOD                           38,590,148   35,746,469   16,120,654   14,870,879   14,221,315    9,296,191
                                   -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD        $34,151,401  $38,590,148  $16,242,774  $16,120,654  $14,603,900  $14,221,315
                                   ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period            2,640,726    2,633,993    1,711,748    1,788,473    1,161,453      807,036
         Units issued                  302,432      566,573      723,759      444,575      307,304      566,268
         Units redeemed               (736,710)    (559,840)    (953,738)    (521,300)    (308,856)    (211,851)
                                   -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end
      of period                      2,206,448    2,640,726    1,481,769    1,711,748    1,159,901    1,161,453
                                   ===========  ===========  ===========  ===========  ===========  ===========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------------
                                          The Alger                  The Alger
                                        American Fund              American Fund                 DWS Investments
                                         (Series - S)              (Series - S)          Variable Insurance Trust Funds
                                         Sub-Account                Sub-Account                   Sub-Account (f)
                                   -----------------------   -------------------------   ------------------------------
                                       Alger Leveraged             Alger MidCap
                                            AllCap                     Growth                        DWS VIP
                                         (Series - S)              (Series - S)              Equity 500 Index B (g)
                                   -----------------------   -------------------------   ------------------------------
                                      2006         2005         2006          2005            2006            2005
                                   ----------   ----------   -----------   -----------     ----------      ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)       $  (67,741)  $  (26,105)  $  (199,189)  $  (118,992)    $  (24,221)     $   (7,530)
Net realized gains (losses)           132,032       25,865     1,712,000       326,976         70,734          43,065
Change in unrealized gains (losses)   616,425      254,513      (432,948)      536,494        457,475          77,312
                                   ----------   ----------   -----------   -----------     ----------      ----------
Increase (decrease) in net
   assets from operations             680,716      254,273     1,079,863       744,478        503,988         112,847
                                   ----------   ----------   -----------   -----------     ----------      ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                            1,601,583    1,228,400     3,996,906     3,808,954          3,177          51,220
Benefit payments                       (2,105)      (9,272)      (75,564)       (7,188)            --          (3,562)
Payments on termination              (500,937)     (41,943)     (685,956)     (296,498)      (246,734)       (258,376)
Loans - net                               (24)         (14)           (2)           --             --              --
Contract maintenance charge            (3,130)      (2,232)      (10,303)       (6,437)            --              --
Transfers among the sub-accounts
   and with the Fixed Account - net   653,252      617,602      (176,077)    1,725,981        273,159         316,635
                                   ----------   ----------   -----------   -----------     ----------      ----------
Increase (decrease) in net
   assets from contract
   transactions                     1,748,639    1,792,541     3,049,004     5,224,812         29,602         105,917
                                   ----------   ----------   -----------   -----------     ----------      ----------
INCREASE (DECREASE) IN NET
   ASSETS                           2,429,355    2,046,814     4,128,867     5,969,290        533,590         218,764
NET ASSETS AT BEGINNING OF
   PERIOD                           2,935,522      888,708    10,370,547     4,401,257      3,798,956       3,580,192
                                   ----------   ----------   -----------   -----------     ----------      ----------
NET ASSETS AT END OF PERIOD        $5,364,877   $2,935,522   $14,499,414   $10,370,547     $4,332,546      $3,798,956
                                   ==========   ==========   ===========   ===========     ==========      ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period             256,230       87,169       907,419       415,207        280,968         272,281
         Units issued                 251,460      203,978       538,365       577,542         30,482          45,339
         Units redeemed              (107,939)     (34,917)     (273,142)      (85,330)       (29,105)        (36,652)
                                   ----------   ----------   -----------   -----------     ----------      ----------
   Units outstanding at end
      of period                       399,751      256,230     1,172,642       907,419        282,345         280,968
                                   ==========   ==========   ===========   ===========     ==========      ==========

(f) Previously known as Scudder Variable Insurance Trust Sub-Account
(g) Previously known as Equity 500 Index (Class B)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------------

                                        DWS Investments
                                   Variable Insurance Trust    DWS Variable Series I       DWS Variable Series I
                                       Sub-Account (f)            Sub-Account (h)             Sub-Account (h)
                                   ------------------------  -------------------------   -------------------------
                                           DWS VIP                    DWS VIP                     DWS VIP
                                    Small Cap Index B (j)            Bond A (k)           Global Opportunities (l)
                                   ------------------------  -------------------------   -------------------------
                                      2006         2005          2006          2005          2006         2005
                                   ----------   ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)       $  (16,291)  $  (13,968)  $   389,638   $   434,889   $   (75,746)  $  (111,691)
Net realized gains (losses)            83,230       59,811         2,560       238,633     1,501,300       453,243
Change in unrealized gains (losses)   136,874       (7,515)       79,214      (449,765)    1,247,200     1,534,850
                                   ----------   ----------   -----------   -----------   -----------   -----------
Increase (decrease) in net
   assets from operations             203,813       38,328       471,412       223,757     2,672,754     1,876,402
                                   ----------   ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                8,715       16,287       261,106       411,417       289,283       321,437
Benefit payments                           --         (623)     (139,627)     (234,500)     (174,730)      (53,488)
Payments on termination               (98,248)     (86,067)   (3,059,481)   (2,560,491)   (2,244,955)     (945,852)
Loans - net                                --           --          (176)          (97)          (34)          (17)
Contract maintenance charge                --           --        (8,473)       (9,895)       (7,268)       (6,313)
Transfers among the sub-accounts
   and with the Fixed Account - net    96,402      101,658      (546,467)     (177,032)    1,050,253     2,823,430
                                   ----------   ----------   -----------   -----------   -----------   -----------
Increase (decrease) in net
   assets from contract
   transactions                         6,869       31,255    (3,493,118)   (2,570,598)   (1,087,451)    2,139,197
                                   ----------   ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS                             210,682       69,583    (3,021,706)   (2,346,841)    1,585,303     4,015,599
NET ASSETS AT BEGINNING OF
   PERIOD                           1,333,223    1,263,640    17,729,555    20,076,396    14,079,026    10,063,427
                                   ----------   ----------   -----------   -----------   -----------   -----------
NET ASSETS AT END OF PERIOD        $1,543,905   $1,333,223   $14,707,849   $17,729,555   $15,664,329   $14,079,026
                                   ==========   ==========   ===========   ===========   ===========   ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period              81,226       78,850     1,326,803     1,509,107       909,304       735,731
         Units issued                   6,977       15,117       129,140       208,365       293,235       331,113
         Units redeemed                (6,707)     (12,741)     (383,926)     (390,669)     (347,973)     (157,540)
                                   ----------   ----------   -----------   -----------   -----------   -----------
   Units outstanding at end
      of period                        81,496       81,226     1,072,017     1,326,803       854,566       909,304
                                   ==========   ==========   ===========   ===========   ===========   ===========

(f) Previously known as Scudder Variable Insurance Trust Sub-Account
(h) Previously known as Scudder Variable Series I Sub-Account
(j) Previously known as Small Cap Index (Class B)
(k) Previously known as Bond
(l) Previously known as Global Discovery

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------------------

                                          DWS Variable Series I    DWS Variable Series I       DWS Variable Series II
                                             Sub-Account (h)          Sub-Account (h)              Sub-Account (i)
                                        -----------------------   -----------------------   ----------------------------
                                                DWS VIP                   DWS VIP                     DWS VIP
                                        Growth and Income A (m)      International (n)             Balanced A (o)
                                        -----------------------   -----------------------   ----------------------------
                                           2006         2005         2006         2005          2006      2005 (aa) (ab)
                                        ----------   ----------   ----------   ----------   -----------   --------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $  (15,600)  $   (4,978)  $   11,261   $    5,746   $   174,582     $  (162,811)
Net realized gains (losses)                105,924       49,563      332,319      147,063       309,638         147,476
Change in unrealized gains (losses)        272,104      102,031      887,607      429,729       735,098       1,028,021
                                        ----------   ----------   ----------   ----------   -----------     -----------
Increase (decrease) in net
   assets from operations                  362,428      146,616    1,231,187      582,538     1,219,318       1,012,686
                                        ----------   ----------   ----------   ----------   -----------     -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                    77,701       87,682       99,869      138,104       228,006         169,788
Benefit payments                           (13,223)    (164,595)     (13,505)     (25,771)     (184,480)       (167,776)
Payments on termination                   (567,714)    (410,502)    (871,035)    (265,993)   (2,825,332)     (2,602,395)
Loans - net                                    (38)         (37)         (33)         (28)         (309)           (444)
Contract maintenance charge                 (2,191)      (2,463)      (2,319)      (1,914)       (8,521)         (5,957)
Transfers among the sub-accounts
   and with the Fixed Account - net       (174,425)     (60,417)   1,564,895      205,320      (495,569)     17,659,398
                                        ----------   ----------   ----------   ----------   -----------     -----------
Increase (decrease) in net
   assets from contract
   transactions                           (679,890)    (550,332)     777,872       49,718    (3,286,205)     15,052,614
                                        ----------   ----------   ----------   ----------   -----------     -----------
INCREASE (DECREASE) IN NET
   ASSETS                                 (317,462)    (403,716)   2,009,059      632,256    (2,066,887)     16,065,300
NET ASSETS AT BEGINNING OF
   PERIOD                                3,539,134    3,942,850    4,670,858    4,038,602    16,065,300              --
                                        ----------   ----------   ----------   ----------   -----------     -----------
NET ASSETS AT END OF PERIOD             $3,221,672   $3,539,134   $6,679,917   $4,670,858   $13,998,413     $16,065,300
                                        ==========   ==========   ==========   ==========   ===========     ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                  365,658      426,158      489,689      479,801     1,517,060              --
         Units issued                       39,404       59,522      230,288      145,829        73,349       1,860,580
         Units redeemed                   (105,979)    (120,022)    (151,342)    (135,941)     (374,182)       (343,520)
                                        ----------   ----------   ----------   ----------   -----------     -----------
   Units outstanding at end
      of period                            299,083      365,658      568,635      489,689     1,216,227       1,517,060
                                        ==========   ==========   ==========   ==========   ===========     ===========

(h)  Previously known as Scudder Variable Series I Sub-Account
(i)  Previously known as Scudder Variable Series II Sub-Account
(m)  Previously known as Growth & Income
(n)  Previously known as International
(o)  Previously known as Total Return
(aa) For the period beginning April 29, 2005 and ended December 31, 2005
(ab) On April 29, 2005, Balanced merged into Total Return

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
--------------------------------------------------------------------------------------------------------------------

                                                Federated                 Federated                Federated
                                                Insurance                 Insurance                Insurance
                                                 Series                     Series                   Series
                                               Sub-Account               Sub-Account              Sub-Account
                                        ------------------------  ------------------------  ------------------------
                                            Federated Capital      Federated Fund For U.S.        Federated High
                                             Income Fund II       Government Securities II     Income Bond Fund II
                                        ------------------------  ------------------------  ------------------------
                                            2006         2005         2006         2005         2006         2005
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $   329,221  $   341,339  $   947,623  $ 1,133,098  $ 1,899,448  $ 2,108,463
Net realized gains (losses)                (215,005)    (489,075)    (404,898)    (172,191)      46,166      (35,458)
Change in unrealized gains (losses)         850,152      515,658      194,980     (743,261)     449,903   (1,864,428)
                                        -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
   assets from operations                   964,368      367,922      737,705      217,646    2,395,517      208,577
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                    109,881      142,294      618,275      999,538      613,831      566,045
Benefit payments                           (109,109)    (100,172)    (232,106)    (653,064)    (255,711)    (296,703)
Payments on termination                  (1,457,577)  (1,558,134)  (8,684,853)  (5,746,696)  (3,954,002)  (4,749,790)
Loans - net                                     (64)         (46)        (248)        (374)        (347)        (505)
Contract maintenance charge                  (4,518)      (5,181)     (17,985)     (22,612)     (12,883)     (15,179)
Transfers among the sub-accounts
   and with the Fixed Account - net         371,334     (472,249)      (4,300)  (4,179,078)      55,440   (1,183,852)
                                        -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
   assets from contract
   transactions                          (1,090,053)  (1,993,488)  (8,321,217)  (9,602,286)  (3,553,672)  (5,679,984)
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS                                  (125,685)  (1,625,566)  (7,583,512)  (9,384,640)  (1,158,155)  (5,471,407)
NET ASSETS AT BEGINNING OF
   PERIOD                                 7,536,998    9,162,564   35,338,288   44,722,928   27,424,677   32,896,084
                                        -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD             $ 7,411,313  $ 7,536,998  $27,754,776  $35,338,288  $26,266,522  $27,424,677
                                        ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                   768,984      954,889    2,655,565    3,349,567    2,157,305    2,571,937
         Units issued                       184,499      104,082      506,784      479,074      280,495      412,238
         Units redeemed                    (277,604)    (289,987)  (1,118,036)  (1,173,076)    (523,963)    (826,870)
                                        -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end
      of period                             675,879      768,984    2,044,313    2,655,565    1,913,837    2,157,305
                                        ===========  ===========  ===========  ===========  ===========  ===========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------------------

                                                Fidelity                   Fidelity                   Fidelity
                                                Variable                   Variable                   Variable
                                                Insurance                 Insurance                  Insurance
                                              Products Fund             Products Fund              Products Fund
                                               Sub-Account               Sub-Account                Sub-Account
                                        ------------------------  --------------------------  --------------------------
                                                VIP Asset                                                VIP
                                                 Manager                VIP Contrafund              Equity-Income
                                        ------------------------  --------------------------  --------------------------
                                            2006         2005         2006          2005          2006          2005
                                        -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $   231,270  $   242,527  $   (174,747) $   (994,219) $  1,260,371  $    215,625
Net realized gains (losses)                  92,653     (135,202)   12,987,492     2,796,644    10,124,812     4,087,639
Change in unrealized gains (losses)         531,906      303,441    (4,129,665)   10,569,119      (183,397)   (1,413,714)
                                        -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net
   assets from operations                   855,829      410,766     8,683,080    12,371,544    11,201,786     2,889,550
                                        -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                    230,532      247,104     1,690,622     2,032,526       974,238     1,244,776
Benefit payments                           (135,475)    (306,693)     (769,685)     (838,166)     (810,296)     (821,436)
Payments on termination                  (2,807,480)  (2,647,589)  (13,804,606)  (11,577,250)  (13,517,827)  (12,629,025)
Loans - net                                    (264)        (328)       (1,298)       (1,150)       (2,251)       (2,079)
Contract maintenance charge                  (8,282)      (9,926)      (49,696)      (50,956)      (34,938)      (39,921)
Transfers among the sub-accounts
   and with the Fixed Account - net        (928,856)      95,607       793,673     9,632,447     1,042,630      (908,056)
                                        -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net
   assets from contract
   transactions                          (3,649,825)  (2,621,825)  (12,140,990)     (802,549)  (12,348,444)  (13,155,741)
                                        -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS                                (2,793,996)  (2,211,059)   (3,457,910)   11,568,995    (1,146,658)  (10,266,191)
NET ASSETS AT BEGINNING OF
   PERIOD                                17,045,313   19,256,372    93,940,364    82,371,369    68,009,716    78,275,907
                                        -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF PERIOD             $14,251,317  $17,045,313  $ 90,482,454  $ 93,940,364  $ 66,863,058  $ 68,009,716
                                        ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 1,285,376    1,455,177     5,649,884     5,562,917     3,908,364     4,608,985
         Units issued                       111,066      163,483       904,255     1,272,558       475,408       371,646
         Units redeemed                    (378,127)    (333,284)   (1,498,213)   (1,185,591)   (1,100,196)   (1,072,267)
                                        -----------  -----------  ------------  ------------  ------------  ------------
   Units outstanding at end
      of period                           1,018,315    1,285,376     5,055,926     5,649,884     3,283,576     3,908,364
                                        ===========  ===========  ============  ============  ============  ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------------------

                                                Fidelity                   Fidelity                    Fidelity
                                                Variable                   Variable                    Variable
                                                Insurance                 Insurance                   Insurance
                                              Products Fund             Products Fund               Products Fund
                                               Sub-Account               Sub-Account                 Sub-Account
                                        ------------------------  --------------------------  --------------------------
                                                                                                       VIP Money
                                                VIP Growth               VIP Index 500                  Market
                                        ------------------------  --------------------------  --------------------------
                                            2006         2005         2006          2005          2006          2005
                                        -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $  (411,717) $  (415,044) $    210,386  $    264,386  $  1,533,638  $    757,917
Net realized gains (losses)                (392,031)  (1,742,346)    1,827,899     1,137,958            --            --
Change in unrealized gains (losses)       2,850,665    3,871,560     6,492,328       790,815            --            --
                                        -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net
   assets from operations                 2,046,917    1,714,170     8,530,613     2,193,159     1,533,638       757,917
                                        -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                  1,077,271    1,411,171     1,776,427     2,278,500     1,638,052     2,448,301
Benefit payments                           (418,637)    (441,679)     (438,893)     (580,227)   (2,583,913)   (4,305,176)
Payments on termination                  (6,419,254)  (6,873,971)  (10,305,279)   (8,910,567)  (15,224,511)  (14,251,559)
Loans - net                                  (1,680)      (1,574)         (841)         (856)       (1,675)       (2,450)
Contract maintenance charge                 (31,302)     (37,182)      (41,400)      (47,547)      (23,748)      (27,861)
Transfers among the sub-accounts
   and with the Fixed Account - net      (2,599,031)  (3,180,497)   (3,068,872)   (3,271,820)   14,429,780    12,684,324
                                        -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net
   assets from contract
   transactions                          (8,392,633)  (9,123,732)  (12,078,858)  (10,532,517)   (1,766,015)   (3,454,421)
                                        -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS                                (6,345,716)  (7,409,562)   (3,548,245)   (8,339,358)     (232,377)   (2,696,504)
NET ASSETS AT BEGINNING OF
   PERIOD                                43,527,280   50,936,842    67,772,962    76,112,320    46,170,898    48,867,402
                                        -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF PERIOD             $37,181,564  $43,527,280  $ 64,224,717  $ 67,772,962  $ 45,938,521  $ 46,170,898
                                        ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 3,679,637    4,353,077     6,386,320     7,331,574     3,978,624     4,251,983
         Units issued                       297,074      454,765       525,467     1,109,500     3,845,962     4,064,173
         Units redeemed                   (923,739)  (1,128,205)   (1,529,534)   (2,054,754)   (3,979,697)   (4,337,532)
                                        -----------  -----------  ------------  ------------  ------------  ------------
   Units outstanding at end
      of period                           3,052,972    3,679,637     5,382,253     6,386,320     3,844,889     3,978,624
                                        ===========  ===========  ============  ============  ============  ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------------------

                                                 Fidelity                 Fidelity                 Fidelity
                                                 Variable            Variable Insurance        Variable Insurance
                                                Insurance               Products Fund            Products Fund
                                              Products Fund          (Service Class 2)         (Service Class 2)
                                               Sub-Account               Sub-Account              Sub-Account
                                        ------------------------  -----------------------  --------------------------
                                                                        VIP Asset
                                                                          Manager                VIP Contrafund
                                               VIP Overseas          (Service Class 2)         (Service Class 2)
                                        ------------------------  -----------------------  --------------------------
                                            2006         2005        2006         2005         2006          2005
                                        -----------  -----------  ----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $  (149,809) $  (154,897) $   39,525   $   11,875   $  (219,346)  $  (210,442)
Net realized gains (losses)               1,512,882      557,227      24,319       14,716     3,996,624       124,981
Change in unrealized gains (losses)       2,201,599    2,871,051     231,645      104,915      (359,974)    2,361,867
                                        -----------  -----------  ----------   ----------   -----------   -----------
Increase (decrease) in net
   assets from operations                 3,564,672    3,273,381     295,489      131,506     3,417,304     2,276,406
                                        -----------  -----------  ----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                    715,425      784,999   1,404,767    1,776,003    15,431,835    13,135,010
Benefit payments                           (364,446)    (180,095)    (17,546)      (4,329)     (270,284)      (17,703)
Payments on termination                  (3,366,075)  (2,614,385)   (527,578)    (308,563)   (2,475,750)     (673,286)
Loans - net                                    (452)        (402)       (112)        (107)           --            --
Contract maintenance charge                 (11,670)     (10,915)    (10,773)      (6,832)      (52,905)      (10,197)
Transfers among the sub-accounts
   and with the Fixed Account - net       2,366,946    1,503,048     109,165      610,154     3,329,534     5,377,013
                                        -----------  -----------  ----------   ----------   -----------   -----------
Increase (decrease) in net
   assets from contract
   transactions                            (660,272)    (517,750)    957,923    2,066,326    15,962,430    17,810,837
                                        -----------  -----------  ----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS                                 2,904,400    2,755,631   1,253,412    2,197,832    19,379,734    20,087,243
NET ASSETS AT BEGINNING OF
   PERIOD                                22,304,249   19,548,618   4,953,885    2,756,053    25,876,759     5,789,516
                                        -----------  -----------  ----------   ----------   -----------   -----------
NET ASSETS AT END OF PERIOD             $25,208,649  $22,304,249  $6,207,297   $4,953,885   $45,256,493   $25,876,759
                                        ===========  ===========  ==========   ==========   ===========   ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 1,685,122    1,686,102     475,898      270,393     1,983,706       509,601
         Units issued                       501,503      406,432     207,249      282,058     1,810,560     1,681,637
         Units redeemed                    (493,257)    (407,412)   (117,532)     (76,553)     (631,491)     (207,532)
                                        -----------  -----------  ----------   ----------   -----------   -----------
   Units outstanding at end
      of period                           1,693,368    1,685,122     565,615      475,898     3,162,775     1,983,706
                                        ===========  ===========  ==========   ==========   ===========   ===========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
--------------------------------------------------------------------------------------------------------------------

                                                Fidelity                   Fidelity                 Fidelity
                                           Variable Insurance        Variable Insurance        Variable Insurance
                                             Products Fund              Products Fund            Products Fund
                                           (Service Class 2)          (Service Class 2)        (Service Class 2)
                                              Sub-Account                Sub-Account              Sub-Account
                                        ------------------------  ------------------------  ------------------------
                                                   VIP
                                              Equity-Income               VIP Growth              VIP Index 500
                                            (Service Class 2)         (Service Class 2)        (Service Class 2)
                                        ------------------------  ------------------------  ------------------------
                                            2006         2005         2006         2005         2006         2005
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $   526,654  $   (87,726) $  (259,167) $  (212,707) $  (123,098) $  (120,679)
Net realized gains (losses)               5,098,395    1,015,108      406,584       95,693      377,399      111,941
Change in unrealized gains (losses)         567,019      269,961      776,192      926,795    5,377,979      984,164
                                        -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
   assets from operations                 6,192,068    1,197,343      923,609      809,781    5,632,280      975,426
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                  8,510,166    7,155,685    1,649,690    2,565,207   12,047,869   17,192,821
Benefit payments                           (214,286)     (81,607)    (128,529)    (112,944)    (456,896)     (94,412)
Payments on termination                  (2,819,734)  (1,747,022)  (1,683,026)  (1,136,497)  (2,802,611)  (1,084,030)
Loans - net                                     (53)         (18)         (11)         (13)          --           --
Contract maintenance charge                 (38,566)     (20,225)      (7,826)      (6,471)     (96,868)     (39,596)
Transfers among the sub-accounts
   and with the Fixed Account - net       3,259,502    3,680,158     (768,821)   1,757,398    1,643,077    4,169,946
                                        -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
   assets from contract
   transactions                           8,697,029    8,986,971     (938,523)   3,066,680   10,334,571   20,144,729
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS                                14,889,097   10,184,314      (14,914)   3,876,461   15,966,851   21,120,155
NET ASSETS AT BEGINNING OF
   PERIOD                                29,742,662   19,558,348   19,097,130   15,220,669   33,450,809   12,330,654
                                        -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD             $44,631,759  $29,742,662  $19,082,216  $19,097,130  $49,417,660  $33,450,809
                                        ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 2,630,155    1,790,952    1,633,187    1,308,504    3,053,784    1,158,418
         Units issued                     1,391,929    1,235,957      313,403      574,520    1,616,812    2,260,631
         Units redeemed                    (673,728)    (396,754)    (359,278)    (249,837)    (701,983)    (365,265)
                                        -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end
      of period                           3,348,356    2,630,155    1,587,312    1,633,187    3,968,613    3,053,784
                                        ===========  ===========  ===========  ===========  ===========  ===========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
--------------------------------------------------------------------------------------------------------------------

                                                Fidelity                  Fidelity                  Fidelity
                                           Variable Insurance        Variable Insurance        Variable Insurance
                                             Products Fund             Products Fund             Products Fund
                                           (Service Class 2)         (Service Class 2)         (Service Class 2)
                                              Sub-Account               Sub-Account               Sub-Account
                                        ------------------------  ------------------------  ------------------------
                                              VIP Investment             VIP Money
                                               Grade Bond                  Market                  VIP Overseas
                                            (Service Class 2)         (Service Class 2)         (Service Class 2)
                                        ------------------------  ------------------------  ------------------------
                                            2006         2005         2006         2005         2006        2005
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $   924,176  $   599,928  $ 1,460,561  $   320,512  $  (320,004) $  (127,074)
Net realized gains (losses)                (224,014)     546,334           --           --    1,121,453      285,711
Change in unrealized gains (losses)         574,301   (1,000,418)          --           --    3,990,567    2,145,151
                                        -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
   assets from operations                 1,274,463      145,844    1,460,561      320,512    4,792,016    2,303,788
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                  8,779,412    9,542,400   27,258,939   29,612,733   16,133,295    7,301,184
Benefit payments                           (436,706)    (411,927)    (435,750)    (168,835)    (147,071)     (63,355)
Payments on termination                  (4,541,230)  (2,881,697)  (5,868,875)  (2,800,904)  (1,865,326)    (659,694)
Loans - net                                     (74)         (59)          (5)          (1)          (5)         (17)
Contract maintenance charge                 (58,802)     (29,855)    (124,781)     (54,793)     (36,269)      (6,813)
Transfers among the sub-accounts
   and with the Fixed Account - net       4,496,856    3,648,727   (1,206,956)  (6,205,174)   3,776,430    1,356,422
                                        -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
   assets from contract
   transactions                           8,239,456    9,867,589   19,622,572   20,383,026   17,861,054    7,927,727
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
   NET ASSETS                             9,513,919   10,013,433   21,083,133   20,703,538   22,653,070   10,231,515
NET ASSETS AT BEGINNING
   OF PERIOD                             42,498,489   32,485,056   35,843,858   15,140,320   17,934,957    7,703,442
                                        -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD             $52,012,408  $42,498,489  $56,926,991  $35,843,858  $40,588,027  $17,934,957
                                        ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 3,929,717    2,929,542    3,564,112    1,523,042    1,374,206      676,758
         Units issued                     1,668,418    1,734,662    7,242,563    4,285,577    1,960,645      930,651
         Units redeemed                    (846,677)    (734,487)  (5,309,552)  (2,244,507)    (621,642)    (233,203)
                                        -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end
      of period                           4,751,458    3,929,717    5,497,123    3,564,112    2,713,209    1,374,206
                                        ===========  ===========  ===========  ===========  ===========  ===========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------------------

                                             Goldman Sachs              Goldman Sachs
                                                Variable                  Variable                J.P. Morgan
                                            Insurance Trust            Insurance Trust          Series Trust II
                                              Sub-Account                Sub-Account              Sub-Account
                                        -----------------------   ------------------------   ------------------------
                                                                       VIT Structured
                                                  VIT                     Small Cap
                                          International Equity         Equity Fund (p)             Small Company
                                        -----------------------   ------------------------   ------------------------
                                            2006        2005         2006          2005          2006         2005
                                        ----------   ----------   ----------   -----------   -----------   ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $    6,843   $  (52,252)  $  (35,743)  $   (53,151)  $   (71,049)  $  (78,913)
Net realized gains (losses)                215,793       70,375      451,400       687,728       367,277      965,163
Change in unrealized gains (losses)        719,995      546,462        7,684      (510,021)      299,762     (805,346)
                                        ----------   ----------   ----------   -----------   -----------   ----------
Increase (decrease) in net
   assets from operations                  942,631      564,585      423,341       124,556       595,990       80,904
                                        ----------   ----------   ----------   -----------   -----------   ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                    74,860       75,820       62,930        50,503        29,337       47,976
Benefit payments                           (14,847)     (27,171)     (19,670)      (60,215)       (6,609)      (6,506)
Payments on termination                   (509,008)    (448,215)    (370,476)     (268,877)     (469,162)    (438,093)
Loans - net                                    (65)         (67)          (9)           --           (67)         (74)
Contract maintenance charge                 (1,323)      (1,361)      (1,384)       (1,582)       (1,455)      (1,598)
Transfers among the sub-accounts
   and with the Fixed Account - net         (8,507)     691,215     (235,946)   (1,393,237)     (788,997)    (570,408)
                                        ----------   ----------   ----------   -----------   -----------   ----------
Increase (decrease) in net
   assets from contract
   transactions                           (458,890)     290,221     (564,555)   (1,673,408)   (1,236,953)    (968,703)
                                        ----------   ----------   ----------   -----------   -----------   ----------
INCREASE (DECREASE) IN NET
   ASSETS                                  483,741      854,806     (141,214)   (1,548,852)     (640,963)    (887,799)
NET ASSETS AT BEGINNING OF
   PERIOD                                5,058,523    4,203,717    4,279,524     5,828,376     5,035,522    5,923,321
                                        ----------   ----------   ----------   -----------   -----------   ----------
NET ASSETS AT END OF PERIOD             $5,542,264   $5,058,523   $4,138,310   $ 4,279,524   $ 4,394,559   $5,035,522
                                        ==========   ==========   ==========   ===========   ===========   ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                  466,254      434,592      235,448       335,069       343,597      412,007
         Units issued                       55,950      126,019       19,799        21,044        10,662       56,702
         Units redeemed                    (97,530)     (94,357)     (49,378)     (120,665)      (89,770)    (125,112)
                                        ----------   ----------   ----------   -----------   -----------   ----------
   Units outstanding at end
      of period                            424,674      466,254      205,869       235,448       264,489      343,597
                                        ==========   ==========   ==========   ===========   ===========   ==========

(p) Previously known as VIT CORE Small Cap Equity

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-------------------------------------------------------------------------------------------------------------------------

                                                Janus Aspen                  Janus Aspen                Janus Aspen
                                                   Series                       Series                     Series
                                                Sub-Account                  Sub-Account                Sub-Account
                                        ---------------------------   -------------------------   -----------------------
                                                                                                           Forty
                                                  Balanced                  Flexible Bond                Portfolio
                                        ---------------------------   -------------------------   -----------------------
                                            2006           2005           2006          2005         2006         2005
                                        ------------   ------------   -----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $    387,361   $    525,612   $   683,237   $   982,999   $  (76,490)  $  (79,363)
Net realized gains (losses)                2,007,979      1,123,238      (451,214)      592,135      285,741      269,910
Change in unrealized gains (losses)        2,681,107      2,291,547       290,494    (1,402,183)     304,097      471,029
                                        ------------   ------------   -----------   -----------   ----------   ----------
Increase (decrease) in net
   assets from operations                  5,076,447      3,940,397       522,517       172,951      513,348      661,576
                                        ------------   ------------   -----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                     668,990        909,117       339,418       356,402       63,523      103,148
Benefit payments                            (621,419)      (731,165)     (131,540)     (180,703)     (41,273)      (8,743)
Payments on termination                  (11,899,685)    (9,851,558)   (4,050,265)   (3,568,238)    (393,636)    (622,659)
Loans - net                                     (942)        (2,230)          (87)          (60)         (49)          --
Contract maintenance charge                  (37,489)       (43,116)       (9,489)      (11,786)        (614)        (562)
Transfers among the sub-accounts
   and with the Fixed Account - net         (140,317)    (2,764,882)     (633,403)     (750,804)      64,955      942,996
                                        ------------   ------------   -----------   -----------   ----------   ----------
Increase (decrease) in net
   assets from contract
   transactions                          (12,030,862)   (12,483,834)   (4,485,366)   (4,155,189)    (307,094)     414,180
                                        ------------   ------------   -----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET
   ASSETS                                 (6,954,415)    (8,543,437)   (3,962,849)   (3,982,238)     206,254    1,075,756
NET ASSETS AT BEGINNING OF
   PERIOD                                 63,189,936     71,733,373    23,311,387    27,293,625    6,835,243    5,759,487
                                        ------------   ------------   -----------   -----------   ----------   ----------
NET ASSETS AT END OF PERIOD             $ 56,235,521   $ 63,189,936   $19,348,538   $23,311,387   $7,041,497   $6,835,243
                                        ============   ============   ===========   ===========   ==========   ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                  3,775,599      4,454,182     1,632,401     1,890,610      540,397      506,240
         Units issued                        298,421        285,369       217,570       368,351      136,871      210,815
         Units redeemed                     (925,363)      (963,952)     (499,368)     (626,560)    (160,558)    (176,658)
                                        ------------   ------------   -----------   -----------   ----------   ----------
   Units outstanding at end
      of period                            3,148,657      3,775,599     1,350,603     1,632,401      516,710      540,397
                                        ============   ============   ===========   ===========   ==========   ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------------------------

                                               Janus Aspen                  Janus Aspen                  Janus Aspen
                                                  Series                      Series                       Series
                                               Sub-Account                  Sub-Account                  Sub-Account
                                        -------------------------   --------------------------   --------------------------
                                                Large Cap                                                 Worldwide
                                                  Growth                  Mid Cap Growth                   Growth
                                        -------------------------   --------------------------   --------------------------
                                           2006           2005          2006          2005           2006          2005
                                        -----------   -----------   ------------   -----------   -----------   ------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $  (302,794)  $  (403,831)  $   (404,240)  $  (446,251)  $   111,350   $    (33,196)
Net realized gains (losses)              (1,124,065)   (2,315,154)      (506,947)   (2,407,261)     (598,138)    (1,836,916)
Change in unrealized gains (losses)       4,370,128     3,537,242      4,021,484     6,009,182     5,935,018      3,399,975
                                        -----------   -----------   ------------   -----------   -----------   ------------
Increase (decrease) in net
   assets from operations                 2,943,269       818,257      3,110,297     3,155,670     5,448,230      1,529,863
                                        -----------   -----------   ------------   -----------   -----------   ------------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                    457,795       725,309        678,744     1,149,163       527,077        715,254
Benefit payments                           (457,332)     (596,898)      (332,123)     (254,166)     (379,563)      (374,283)
Payments on termination                  (5,850,757)   (6,248,947)    (4,312,175)   (4,502,612)   (7,244,894)    (7,263,467)
Loans - net                                  (1,139)       (1,170)        (1,058)       (1,132)       (1,898)        (2,418)
Contract maintenance charge                 (27,108)      (32,650)       (27,131)      (31,874)      (28,635)       (34,737)
Transfers among the sub-accounts
   and with the Fixed Account - net      (1,570,611)   (2,734,636)    (1,157,161)   (3,457,490)   (1,918,709)    (3,737,062)
                                        -----------   -----------   ------------   -----------   -----------   ------------
Increase (decrease) in net
   assets from contract
   transactions                          (7,449,152)   (8,888,992)    (5,150,904)   (7,098,111)   (9,046,622)   (10,696,713)
                                        -----------   -----------   ------------   -----------   -----------   ------------
INCREASE (DECREASE) IN NET
   ASSETS                                (4,505,883)   (8,070,735)    (2,040,607)   (3,942,441)   (3,598,392)    (9,166,850)
NET ASSETS AT BEGINNING OF
   PERIOD                                34,629,577    42,700,312     29,154,962    33,097,403    39,275,996     48,442,846
                                        -----------   -----------   ------------   -----------   -----------   ------------
NET ASSETS AT END OF PERIOD             $30,123,694   $34,629,577   $ 27,114,355   $29,154,962   $35,677,604   $ 39,275,996
                                        ===========   ===========   ============   ===========   ===========   ============
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 2,814,689     3,471,012      2,131,930     2,546,998     3,020,619      3,763,794
         Units issued                       166,665       204,149        286,968       703,720       152,612        186,954
         Units redeemed                    (702,394)     (860,472)      (558,019)   (1,118,788)     (779,237)      (930,129)
                                        -----------   -----------   ------------   -----------   -----------   ------------
    Units outstanding at end
       of period                          2,278,960     2,814,689      1,860,879     2,131,930     2,393,994      3,020,619
                                        ===========   ===========   ============   ===========   ===========   ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                                Janus Aspen              Janus Aspen             Janus Aspen
                                                  Series                   Series                  Series
                                             (Service Shares)         (Service Shares)        (Service Shares)
                                                Sub-Account              Sub-Account             Sub-Account
                                        -----------------------  ------------------------  ----------------------
                                                Balanced               Foreign Stock          Forty Portfolio
                                            (Service Shares)         (Service Shares)         (Service Shares)
                                        -----------------------  ------------------------  ----------------------
                                            2006        2005         2006         2005        2006        2005
                                        -----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $    55,179  $   49,868  $     9,812  $   (72,441) $  (75,177) $  (32,726)
Net realized gains (losses)                  87,975      20,792      993,831      487,929      72,649      28,170
Change in unrealized gains (losses)         759,863     333,107      908,536       69,652     409,134     236,196
                                        -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net
   assets from operations                   903,017     403,767    1,912,179      485,140     406,606     231,640
                                        -----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                  2,642,451   3,293,383    1,645,642    2,172,555   2,378,269   1,994,490
Benefit payments                            (67,461)        (54)    (233,928)    (130,298)     (5,918)    (21,899)
Payments on termination                    (797,936)   (214,793)  (1,437,405)    (900,575)   (328,722)    (56,369)
Loans - net                                     (22)        (13)         (58)         (26)         --          --
Contract maintenance charge                 (17,717)     (7,613)     (10,624)      (5,307)     (5,520)     (1,596)
Transfers among the sub-accounts
   and with the Fixed Account - net       1,831,737   1,578,940      427,174      338,114      33,767     662,654
                                        -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net
   assets from contract
   transactions                           3,591,052   4,649,850      390,801    1,474,463   2,071,876   2,577,280
                                        -----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS                                 4,494,069   5,053,617    2,302,980    1,959,603   2,478,482   2,808,920
NET ASSETS AT BEGINNING OF
   PERIOD                                 7,877,304   2,823,687   11,288,853    9,329,250   3,728,495     919,575
                                        -----------  ----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF PERIOD             $12,371,373  $7,877,304  $13,591,833  $11,288,853  $6,206,977  $3,728,495
                                        ===========  ==========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                   701,096     266,330      905,349      775,220     293,574      80,230
         Units issued                       468,151     513,188      345,115      519,763     274,354     254,252
         Units redeemed                    (156,545)    (78,422)    (303,117)    (389,634)   (113,498)    (40,908)
                                        -----------  ----------  -----------  -----------  ----------  ----------
   Units outstanding at end
      of period                           1,012,702     701,096      947,347      905,349     454,430     293,574
                                        ===========  ==========  ===========  ===========  ==========  ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------

                                              Janus Aspen              Janus Aspen              Janus Aspen
                                                Series                   Series                   Series
                                           (Service Shares)         (Service Shares)         (Service Shares)
                                              Sub-Account              Sub-Account              Sub-Account
                                        ----------------------  ------------------------  ----------------------
                                               INTECH
                                            Risk-Managed              Mid Cap Value           Small Company
                                          Core Portfolio (q)        (Service Shares)      Value (Service Shares)
                                        ----------------------  ------------------------  ----------------------
                                           2006        2005        2006          2005        2006      2005 (aa)
                                        ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $  (91,757) $  261,263  $   265,721  $   438,500  $  (73,484) $   (7,770)
Net realized gains (losses)                492,687     568,141      755,712      323,654     118,977         (47)
Change in unrealized gains (losses)        134,125    (500,915)   1,719,995       74,743     781,320      16,530
                                        ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net
   assets from operations                  535,055     328,489    2,741,428      836,897     826,813       8,713
                                        ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                 1,370,596   2,449,851    6,772,230    8,565,577   3,620,869   1,651,688
Benefit payments                            (5,890)    (25,346)     (86,806)     (66,906)         --          --
Payments on termination                   (754,188)   (139,488)  (1,122,565)    (287,654)   (250,606)     (9,512)
Loans - net                                     --          --           --           --          --          --
Contract maintenance charge                (14,631)     (6,005)     (53,482)     (14,280)     (6,569)        (87)
Transfers among the sub-accounts
   and with the Fixed Account - net        500,021   1,092,295    1,934,863    2,752,468     998,727     415,809
                                        ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net
   assets from contract
   transactions                          1,095,908   3,371,307    7,444,240   10,949,205   4,362,421   2,057,898
                                        ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS                                1,630,963   3,699,796   10,185,668   11,786,102   5,189,234   2,066,611
NET ASSETS AT BEGINNING OF
   PERIOD                                5,282,199   1,582,403   15,610,993    3,824,891   2,066,611          --
                                        ----------  ----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF PERIOD             $6,913,162  $5,282,199  $25,796,661  $15,610,993  $7,255,845  $2,066,611
                                        ==========  ==========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                  427,743     139,880    1,278,385      339,189     188,546          --
         Units issued                      191,547     352,981      888,621    1,052,939     539,618     206,372
         Units redeemed                   (105,992)    (65,118)    (302,630)    (113,743)   (176,477)    (17,826)
                                        ----------  ----------  -----------  -----------  ----------  ----------
   Units outstanding at end
      of period                            513,298     427,743    1,864,376    1,278,385     551,687     188,546
                                        ==========  ==========  ===========  ===========  ==========  ==========

(q)  Previously known as Risk-Managed Core (Service Shares)
(aa) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------

                                              Janus Aspen                 Lazard                  Lazard
                                                Series                  Retirement              Retirement
                                            (Service Shares)           Series, Inc.            Series, Inc.
                                               Sub-Account             Sub-Account             Sub-Account
                                        ----------------------  ------------------------  ----------------------
                                              Worldwide
                                               Growth                    Emerging              International
                                           (Service Shares)               Markets                 Equity
                                        ----------------------  ------------------------  ----------------------
                                           2006         2005        2006         2005        2006        2005
                                        ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $    4,269  $   (7,560) $  (121,492) $   (95,567) $  (10,940) $  (11,647)
Net realized gains (losses)                 71,468      36,890    2,413,117      843,000     219,232      79,080
Change in unrealized gains (losses)        366,800      76,671      351,121    2,061,783     279,100     121,806
                                        ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net
   assets from operations                  442,537     106,001    2,642,746    2,809,216     487,392     189,239
                                        ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                    34,342      41,719      129,405      139,521      38,060      29,316
Benefit payments                            (2,616)     (4,941)     (81,275)     (15,303)    (14,523)    (16,420)
Payments on termination                   (179,825)   (186,043)  (1,779,779)    (521,445)   (227,960)   (162,413)
Loans - net                                    (50)        (64)          --           --          --          --
Contract maintenance charge                   (471)       (504)      (2,158)      (1,825)       (825)       (791)
Transfers among the sub-accounts
   and with the Fixed Account - net         (4,573)     69,282      692,470    2,655,325     308,223      28,860
                                        ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net
   assets from contract
   transactions                           (153,193)    (80,551)  (1,041,337)   2,256,273     102,975    (121,448)
                                        ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS                                  289,344      25,450    1,601,409    5,065,489     590,367      67,791
NET ASSETS AT BEGINNING OF
   PERIOD                                2,852,102   2,826,652   10,944,633    5,879,144   2,280,527   2,212,736
                                        ----------  ----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF PERIOD             $3,141,446  $2,852,102  $12,546,042  $10,944,633  $2,870,894  $2,280,527
                                        ==========  ==========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                  294,927     305,359      464,923      347,447     221,148     233,942
         Units issued                       30,433      38,692      218,634      214,497      51,632      32,251
         Units redeemed                    (46,814)    (49,124)    (267,526)     (97,021)    (42,239)    (45,045)
                                        ----------  ----------  -----------  -----------  ----------  ----------
   Units outstanding at end
      of period                            278,546     294,927      416,031      464,923     230,541     221,148
                                        ==========  ==========  ===========  ===========  ==========  ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------

                                                Legg Mason                Legg Mason                 Legg Mason
                                            Partners Variable          Partners Variable         Partners Variable
                                               Portfolios I              Portfolios I               Portfolios I
                                             Sub-Account (r)            Sub-Account (s)           Sub-Account (s)
                                        -------------------------   -----------------------   -------------------------
                                                Legg Mason                Legg Mason                 Legg Mason
                                               Variable All               Variable All          Variable Global High
                                            Cap Portfolio I (t)       Cap Portfolio II (u)        Yield Bond II (v)
                                        -------------------------   -----------------------   -------------------------
                                            2006          2005         2006         2005         2006          2005
                                        -----------   -----------   ----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $   (25,441)  $   (79,173)  $   (8,010)  $  (10,895)  $ 1,293,637   $   919,999
Net realized gains (losses)               1,045,592       315,142      129,708        9,899       173,525       335,811
Change in unrealized gains (losses)         589,760        51,494      199,162       48,088       798,668      (925,433)
                                        -----------   -----------   ----------   ----------   -----------   -----------
Increase (decrease) in net
   assets from operations                 1,609,911       287,463      320,860       47,092     2,265,830       330,377
                                        -----------   -----------   ----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                    126,226       139,910      446,300      504,145     8,039,598     9,918,220
Benefit payments                           (145,223)     (113,845)      (2,503)      (4,548)     (255,306)     (181,919)
Payments on termination                  (1,465,112)     (732,821)    (191,301)     (53,769)   (1,679,989)     (639,524)
Loans - net                                     (95)          (27)         (17)          (5)           (5)           --
Contract maintenance charge                  (2,536)       (2,910)      (2,654)      (1,074)      (55,333)      (19,340)
Transfers among the sub-accounts
   and with the Fixed Account - net      (1,307,176)     (224,123)     428,301      305,305     3,062,755     3,529,523
                                        -----------   -----------   ----------   ----------   -----------   -----------
Increase (decrease) in net
   assets from contract
   transactions                          (2,793,916)     (933,816)     678,126      750,054     9,111,720    12,606,960
                                        -----------   -----------   ----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS                                (1,184,005)     (646,353)     998,986      797,146    11,377,550    12,937,337
NET ASSETS AT BEGINNING OF
   PERIOD                                11,680,948    12,327,301    1,642,369      845,223    20,052,332     7,114,995
                                        -----------   -----------   ----------   ----------   -----------   -----------
NET ASSETS AT END OF PERIOD             $10,496,943   $11,680,948   $2,641,355   $1,642,369   $31,429,882   $20,052,332
                                        ===========   ===========   ==========   ==========   ===========   ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                   863,290       929,528      156,411       82,102     1,813,629       655,971
         Units issued                        68,731       115,930       95,787      102,171     1,133,581     1,347,267
         Units redeemed                    (275,728)     (182,168)     (35,307)     (27,862)     (330,540)     (189,609)
                                        -----------   -----------   ----------   ----------   -----------   -----------
   Units outstanding at end
      of period                             656,293       863,290      216,891      156,411     2,616,670     1,813,629
                                        ===========   ===========   ==========   ==========   ===========   ===========

(r) Previously known as Salomon Brothers Variable Series Funds, Inc Sub-Account
(s) Previously known as Salomon Brothers Variable Series Funds, Inc (Class II) Sub-Account
(t) Previously known as All Cap
(u) Previously known as All Cap (Class II)
(v) Previously known as High Yield (Class II)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------
                                                Legg Mason                Legg Mason                 MFS Variable
                                            Partners Variable          Partners Variable              Insurance
                                               Portfolios I              Portfolios I                   Trust
                                             Sub-Account (r)            Sub-Account (s)              Sub-Account
                                        -------------------------   -----------------------   ------------------------
                                                Legg Mason                Legg Mason
                                            Variable Investors         Variable Investors           MFS Emerging
                                              Portfolio I (w)           Portfolio II (x)               Growth
                                        -------------------------   -----------------------   ------------------------
                                           2006           2005         2006         2005          2006         2005
                                        -----------   -----------   ----------   ----------   -----------   ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $    21,479   $   (45,253)  $  (14,341)  $  (12,541)  $  (102,670)  $ (102,920)
Net realized gains (losses)                 749,019       172,106      148,138        6,785      (112,747)    (238,658)
Change in unrealized gains (losses)       1,493,021       545,331      263,252      100,972       606,381      834,694
                                        -----------   -----------   ----------   ----------   -----------   ----------
Increase (decrease) in net
   assets from operations                 2,263,519       672,184      397,049       95,216       390,964      493,116
                                        -----------   -----------   ----------   ----------   -----------   ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                    315,398       214,755      265,466      696,874        97,724      155,918
Benefit payments                            (53,749)      (93,950)      (5,608)      (2,966)      (54,768)    (103,777)
Payments on termination                  (1,306,012)   (1,071,407)    (178,178)     (55,906)     (785,848)    (502,002)
Loans - net                                     (15)           (9)          --           --          (101)         (56)
Contract maintenance charge                  (4,060)       (4,469)      (3,771)      (2,724)       (5,454)      (5,938)
Transfers among the sub-accounts
   and with the Fixed Account - net          60,111      (415,107)     152,367      432,121      (268,260)    (128,629)
                                        -----------   -----------   ----------   ----------   -----------   ----------
Increase (decrease) in net
   assets from contract
   transactions                            (988,327)   (1,370,187)     230,276    1,067,399    (1,016,707)    (584,484)
                                        -----------   -----------   ----------   ----------   -----------   ----------
INCREASE (DECREASE) IN NET
   ASSETS                                 1,275,192      (698,003)     627,325    1,162,615      (625,743)     (91,368)
NET ASSETS AT BEGINNING OF
   PERIOD                                14,350,993    15,048,996    2,269,227    1,106,612     7,069,846    7,161,214
                                        -----------   -----------   ----------   ----------   -----------   ----------
NET ASSETS AT END OF PERIOD             $15,626,185   $14,350,993   $2,896,552   $2,269,227   $ 6,444,103   $7,069,846
                                        ===========   ===========   ==========   ==========   ===========   ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 1,250,382     1,376,095      209,221      106,408       843,126      902,789
         Units issued                       125,227       121,828       72,465      122,237        53,884       86,210
         Units redeemed                    (206,930)     (247,541)     (51,263)     (19,424)     (161,992)    (145,873)
                                        -----------   -----------   ----------   ----------   -----------   ----------
   Units outstanding at end
   of period                              1,168,679     1,250,382      230,423      209,221       735,018      843,126
                                        ===========   ===========   ==========   ==========   ===========   ==========

(r) Previously known as Salomon Brothers Variable Series Funds, Inc Sub-Account
(s) Previously known as Salomon Brothers Variable Series Funds, Inc (Class II) Sub-Account
(w) Previously known as Investors
(x) Previously known as Variable Investors (Class II)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------------

                                              MFS Variable               MFS Variable                MFS Variable
                                            Insurance Trust             Insurance Trust            Insurance Trust
                                              Sub-Account                 Sub-Account                Sub-Account
                                        ------------------------   -------------------------   ------------------------
                                              MFS Investors                 MFS New
                                                  Trust                    Discovery                  MFS Research
                                        ------------------------   -------------------------   ------------------------
                                           2006          2005          2006          2005         2006         2005
                                        -----------   ----------   -----------   -----------   ----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $   (59,281)  $  (57,694)  $  (188,332)  $  (189,137)  $  (34,599)  $   (40,241)
Net realized gains (losses)                 243,083       36,389       577,057       138,025       27,941      (108,415)
Change in unrealized gains (losses)         461,263      365,780       905,575       394,573      316,822       369,362
                                        -----------   ----------   -----------   -----------   ----------   -----------
Increase (decrease) in net
   assets from operations                   645,065      344,475     1,294,300       343,461      310,164       220,706
                                        -----------   ----------   -----------   -----------   ----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                    120,770      101,289       396,740       470,081          337        39,233
Benefit payments                            (79,848)    (117,373)      (37,080)      (57,020)     (30,058)      (69,146)
Payments on termination                  (1,260,657)    (494,596)   (1,051,074)     (932,683)    (397,689)     (372,021)
Loans - net                                     (18)         (30)          (38)          (65)         (93)          (80)
Contract maintenance charge                  (3,564)      (3,983)       (8,116)       (8,885)      (2,027)       (2,546)
Transfers among the sub-accounts
   and with the Fixed Account - net        (110,335)    (205,478)     (819,118)   (1,492,314)     (61,413)     (621,545)
                                        -----------   ----------   -----------   -----------   ----------   -----------
Increase (decrease) in net
   assets from contract
   transactions                          (1,333,652)    (720,171)   (1,518,686)   (2,020,886)    (490,943)   (1,026,105)
                                        -----------   ----------   -----------   -----------   ----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS                                  (688,587)    (375,696)     (224,386)   (1,677,425)    (180,779)     (805,399)
NET ASSETS AT BEGINNING OF
   PERIOD                                 6,365,266    6,740,962    12,173,913    13,851,338    3,910,288     4,715,687
                                        -----------   ----------   -----------   -----------   ----------   -----------
NET ASSETS AT END OF PERIOD             $ 5,676,679   $6,365,266   $11,949,527   $12,173,913   $3,729,509   $ 3,910,288
                                        ===========   ==========   ===========   ===========   ==========   ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                   639,324      712,456     1,107,727     1,275,087      380,656       481,479
         Units issued                        65,670       49,325        77,877       123,137       19,125        89,134
         Units redeemed                    (187,438)    (122,457)     (201,445)     (290,497)     (64,632)     (189,957)
                                        -----------   ----------   -----------   -----------   ----------   -----------
   Units outstanding at end
   of period                                517,556      639,324       984,159     1,107,727      335,149       380,656
                                        ===========   ==========   ===========   ===========   ==========   ===========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------------

                                                                        MFS Variable             MFS Variable
                                              MFS Variable            Insurance Trust          Insurance Trust
                                             Insurance Trust          (Service Class)          (Service Class)
                                               Sub-Account              Sub-Account              Sub-Account
                                        ------------------------  -----------------------  -----------------------
                                                                                                 MFS Investor
                                                MFS Total             MFS High Income            Growth Stock
                                                 Return               (Service Class)          (Service Class)
                                        ------------------------  -----------------------  -----------------------
                                            2006        2005          2006        2005         2006        2005
                                        -----------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $   327,855  $   187,787  $   548,785  $  318,301  $  (221,973) $  (46,707)
Net realized gains (losses)               1,756,664    1,870,981      (25,434)    (10,268)      29,548       4,030
Change in unrealized gains (losses)       1,325,883   (1,577,603)     279,720    (239,490)     991,253     230,852
                                        -----------  -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net
   assets from operations                 3,410,402      481,165      803,071      68,543      798,828     188,175
                                        -----------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                    595,735      853,112    1,548,372   3,017,188    5,732,664   6,055,289
Benefit payments                           (290,096)    (226,249)     (25,982)    (85,305)    (182,700)    (61,435)
Payments on termination                  (4,721,939)  (3,261,601)    (687,499)   (383,811)    (699,234)    (81,890)
Loans - net                                    (313)        (146)          --          --           --          --
Contract maintenance charge                 (14,937)     (16,375)     (23,637)    (14,849)     (31,569)       (798)
Transfers among the sub-accounts
   and with the Fixed Account - net        (828,396)   3,149,940      628,777   1,547,043    2,574,849   1,821,888
                                        -----------  -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net
   assets from contract
   transactions                          (5,259,946)     498,681    1,440,031   4,080,266    7,394,010   7,733,054
                                        -----------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS                                (1,849,544)     979,846    2,243,102   4,148,809    8,192,838   7,921,229
NET ASSETS AT BEGINNING OF
   PERIOD                                36,627,146   35,647,300    8,733,028   4,584,219    8,635,834     714,605
                                        -----------  -----------  -----------  ----------  -----------  ----------
NET ASSETS AT END OF PERIOD             $34,777,602  $36,627,146  $10,976,130  $8,733,028  $16,828,672  $8,635,834
                                        ===========  ===========  ===========  ==========  ===========  ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 2,595,128    2,555,759      817,880     431,343      805,525      68,367
         Units issued                       287,866      531,834      257,977     509,361      855,050     786,915
         Units redeemed                    (642,805)    (492,465)    (126,313)   (122,824)    (175,365)    (49,757)
                                        -----------  -----------  -----------  ----------  -----------  ----------
   Units outstanding at end
      of period                           2,240,189    2,595,128      949,544     817,880    1,485,210     805,525
                                        ===========  ===========  ===========  ==========  ===========  ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------

                                             MFS Variable            MFS Variable             MFS Variable
                                            Insurance Trust         Insurance Trust          Insurance Trust
                                            (Service Class)         (Service Class)          (Service Class)
                                              Sub-Account             Sub-Account              Sub-Account
                                        ----------------------  ----------------------  ------------------------
                                                                        MFS New                MFS Total
                                             MFS Investors             Discovery                 Return
                                         Trust (Service Class)      (Service Class)          (Service Class)
                                        ----------------------  ----------------------  ------------------------
                                           2006        2005        2006        2005        2006         2005
                                        ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $  (39,139) $  (21,623) $ (128,275) $ (107,977) $   103,100  $     5,915
Net realized gains (losses)                  5,679       8,001     494,469     200,363      624,387      431,498
Change in unrealized gains (losses)        253,844     126,430     479,051     163,772    1,141,092     (258,867)
                                        ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net
   assets from operations                  220,384     112,808     845,245     256,158    1,868,579      178,546
                                        ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                   324,925     815,698   1,090,668   1,413,078    2,930,969    6,669,989
Benefit payments                            (5,589)    (16,909)    (93,256)    (30,013)    (201,067)     (45,219)
Payments on termination                   (126,133)    (36,561)   (749,551)   (666,840)  (1,393,050)    (493,224)
Loans - net                                     --          --         (58)        (55)         (32)          (9)
Contract maintenance charge                 (5,179)     (2,823)     (6,109)     (5,468)     (34,707)     (16,934)
Transfers among the sub-accounts
   and with the Fixed Account - net        185,732     497,945    (389,227)   (644,805)   1,225,330    3,312,723
                                        ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net
   assets from contract
   transactions                            373,756   1,257,350    (147,533)     65,897    2,527,443    9,427,326
                                        ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS                                  594,140   1,370,158     697,712     322,055    4,396,022    9,605,872
NET ASSETS AT BEGINNING OF
   PERIOD                                2,323,317     953,159   7,755,658   7,433,603   16,782,297    7,176,425
                                        ----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD             $2,917,457  $2,323,317  $8,453,370  $7,755,658  $21,178,319  $16,782,297
                                        ==========  ==========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                  204,589      88,382     758,452     754,225    1,544,705      667,039
         Units issued                      276,661     130,869     232,588     315,882      553,323    1,005,904
         Units redeemed                   (249,608)    (14,662)   (248,276)   (311,655)    (323,756)    (128,238)
                                        ----------  ----------  ----------  ----------  -----------  -----------
   Units outstanding at end
      of period                            231,642     204,589     742,764     758,452    1,774,272    1,544,705
                                        ==========  ==========  ==========  ==========  ===========  ===========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------

                                                                                              Oppenheimer
                                             MFS Variable            MFS Variable               Variable
                                            Insurance Trust        Insurance Trust           Account Funds
                                            (Service Class)        (Service Class)       (Service Class ("SC"))
                                              Sub-Account            Sub-Account              Sub-Account
                                        ----------------------  ----------------------  ------------------------
                                                                                               Oppenheimer
                                             MFS Utilities             MFS Value                 Global
                                            (Service Class)         (Service Class)          Securities (SC)
                                        ----------------------  ----------------------  ------------------------
                                           2006        2005        2006        2005        2006         2005
                                        ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $   27,247  $  (65,790) $  (48,265) $  (35,543) $  (156,475) $   (95,305)
Net realized gains (losses)                939,338     424,419     291,052      76,692    1,226,681       83,283
Change in unrealized gains (losses)        963,634     501,934     919,894     153,802    1,671,131    1,557,163
                                        ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net
   assets from operations                1,930,219     860,563   1,162,681     194,951    2,741,337    1,545,141
                                        ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                    95,553      72,505   1,121,325   2,270,732    5,287,951    5,571,134
Benefit payments                           (57,262)    (31,984)    (27,057)    (35,222)     (74,158)     (20,349)
Payments on termination                   (776,121)   (602,484)   (471,363)    (91,220)  (1,167,980)    (401,875)
Loans - net                                    (49)        (31)         --          --         (148)        (138)
Contract maintenance charge                 (1,526)     (1,417)    (11,708)     (5,625)     (13,108)      (7,206)
Transfers among the sub-accounts
   and with the Fixed Account - net         37,836   2,518,737   1,514,446   1,132,572      945,468    1,879,341
                                        ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net
   assets from contract
   transactions                           (701,569)  1,955,326   2,125,643   3,271,237    4,978,025    7,020,907
                                        ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS                                1,228,650   2,815,889   3,288,324   3,466,188    7,719,362    8,566,048
NET ASSETS AT BEGINNING OF
   PERIOD                                7,600,585   4,784,696   5,181,223   1,715,035   14,533,667    5,967,619
                                        ----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD             $8,829,235  $7,600,585  $8,469,547  $5,181,223  $22,253,029  $14,533,667
                                        ==========  ==========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                  499,439     359,974     443,134     153,772    1,139,344      525,317
         Units issued                      141,170     284,895     278,477     330,727      654,046      728,733
         Units redeemed                   (192,240)   (145,430)   (111,021)    (41,365)    (283,373)    (114,706)
                                        ----------  ----------  ----------  ----------  -----------  -----------
   Units outstanding at end
      of period                            448,369     499,439     610,590     443,134    1,510,017    1,139,344
                                        ==========  ==========  ==========  ==========  ===========  ===========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------

                                              Oppenheimer              Oppenheimer
                                                Variable                 Variable             Panorama Series
                                             Account Funds            Account Funds            Fund, Inc.
                                         (Service Class ("SC"))   (Service Class ("SC"))  (Service Class ("SC"))
                                              Sub-Account              Sub-Account             Sub-Account
                                        ------------------------  ----------------------  ----------------------
                                               Oppenheimer                                     Oppenheimer
                                          Main Street Small Cap         Oppenheimer           International
                                               Growth (SC)         MidCap Fund (SC) (y)        Growth (SC)
                                        ------------------------  ----------------------  ----------------------
                                            2006         2005        2006      2005 (aa)     2006        2005
                                        -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $  (919,067) $  (616,959) $  (45,961) $   (4,097) $  (40,191) $  (21,375)
Net realized gains (losses)               3,680,574    2,425,469     (14,093)      1,307     238,335     135,290
Change in unrealized gains (losses)       4,164,800    1,666,584      36,873      34,929     686,783     223,889
                                        -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net
   assets from operations                 6,926,307    3,475,094     (23,181)     32,139     884,927     337,804
                                        -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                  9,985,476    9,722,785   2,031,094   1,074,829      69,192     176,824
Benefit payments                           (544,695)    (282,465)     (2,296)         --     (56,594)     (1,173)
Payments on termination                  (5,260,240)  (3,044,308)   (162,813)     (1,589)   (389,807)   (427,650)
Loans - net                                    (119)         (49)         --          --          (8)         (6)
Contract maintenance charge                 (48,075)     (21,483)     (2,849)        (21)       (825)       (583)
Transfers among the sub-accounts
   and with the Fixed Account - net       6,342,329    3,431,007     587,585     142,319     407,814     672,498
                                        -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net
   assets from contract
   transactions                          10,474,676    9,805,487   2,450,721   1,215,538      29,772     419,910
                                        -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS                                17,400,983   13,280,581   2,427,540   1,247,677     914,699     757,714
NET ASSETS AT BEGINNING OF
   PERIOD                                49,089,632   35,809,051   1,247,677          --   3,214,610   2,456,896
                                        -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD             $66,490,615  $49,089,632  $3,675,217  $1,247,677  $4,129,309  $3,214,610
                                        ===========  ===========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 3,660,040    2,781,438     106,593          --     249,293     216,246
         Units issued                     1,793,836    1,881,575     288,176     108,642      77,888     137,890
         Units redeemed                    (999,549)  (1,002,973)    (84,066)     (2,049)    (75,632)   (104,843)
                                        -----------  -----------  ----------  ----------  ----------  ----------
   Units outstanding at end
      of period                           4,454,327    3,660,040     310,703     106,593     251,549     249,293
                                        ===========  ===========  ==========  ==========  ==========  ==========

(y)  Previously known as Oppenheimer Aggressive Growth (SC)
(aa) For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
--------------------------------------------------------------------------------------------------------

                                        PIMCO Advisors       PIMCO Advisors           PIMCO Advisors
                                           Variable             Variable                 Variable
                                          Insurance            Insurance                Insurance
                                            Trust                Trust                    Trust
                                         Sub-Account          Sub-Account              Sub-Account
                                        --------------  ------------------------  ----------------------
                                        NJF Small Cap
                                            Value            OpCap Balanced            OpCap Equity
                                        -------------   ------------------------  ----------------------
                                          2005 (ac)         2006        2005         2006        2005
                                         -----------    -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)             $     7,075    $  (181,753) $  (334,901) $  (70,834) $  (74,260)
Net realized gains (losses)                   35,740        992,102    1,512,138     635,206     125,342
Change in unrealized gains (losses)         (135,404)     1,589,010     (856,855)    329,968     324,789
                                         -----------    -----------  -----------  ----------  ----------
Increase (decrease) in net
   assets from operations                    (92,589)     2,399,359      320,382     894,340     375,871
                                         -----------    -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                   1,041,240      1,187,681    1,432,882      42,997      78,277
Benefit payments                                  --       (209,783)    (410,019)    (40,570)    (38,634)
Payments on termination                      (41,907)    (2,386,285)  (2,103,532)   (570,493)   (618,858)
Loans - net                                       --           (132)         (75)        (84)       (132)
Contract maintenance charge                     (209)       (12,495)     (11,825)     (1,843)     (2,039)
Transfers among the sub-accounts
   and with the Fixed Account - net       (3,449,517)      (686,352)    (315,291)   (335,712)    726,547
                                         -----------    -----------  -----------  ----------  ----------
Increase (decrease) in net
   assets from contract
   transactions                           (2,450,393)    (2,107,366)  (1,407,860)   (905,705)    145,161
                                         -----------    -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS                                 (2,542,982)       291,993   (1,087,478)    (11,365)    521,032
NET ASSETS AT BEGINNING OF
   PERIOD                                  2,542,982     27,558,677   28,646,155   7,151,637   6,630,605
                                         -----------    -----------  -----------  ----------  ----------
NET ASSETS AT END OF PERIOD              $        --    $27,850,670  $27,558,677  $7,140,272  $7,151,637
                                         ===========    ===========  ===========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                    214,360      2,522,657    2,653,703     594,261     581,102
         Units issued                        129,268        299,069      562,980      58,112     112,053
         Units redeemed                     (343,628)      (485,904)    (694,026)   (130,320)    (98,894)
                                         -----------    -----------  -----------  ----------  ----------
   Units outstanding at end
      of period                                   --      2,335,822    2,522,657     522,053     594,261
                                         ===========    ===========  ===========  ==========  ==========

(ac) For the period beginning January 1, 2005 and ended May 1, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------

                                             PIMCO Advisors           PIMCO Advisors      PIMCO Advisors
                                                Variable                 Variable            Variable
                                               Insurance                Insurance           Insurance
                                                 Trust                    Trust               Trust
                                              Sub-Account              Sub-Account         Sub-Account
                                        ----------------------  ------------------------  ---------------
                                                 OpCap                 OpCap Small        PEA Science and
                                              Renaissance                  Cap               Technology
                                        ----------------------  ------------------------  ---------------
                                           2006        2005         2006         2005        2005 (ac)
                                        ----------  ----------  -----------  -----------   ------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $  (90,334) $  (84,959) $  (331,788) $  (312,865)  $    (42,717)
Net realized gains (losses)                 39,480     155,469    1,971,296    3,143,754       (999,845)
Change in unrealized gains (losses)        691,583    (279,292)   2,754,177   (3,347,467)      (372,700)
                                        ----------  ----------  -----------  -----------   ------------
Increase (decrease) in net
   assets from operations                  640,729    (208,782)   4,393,685     (516,578)    (1,415,262)
                                        ----------  ----------  -----------  -----------   ------------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                   788,564   2,313,088      496,297      618,384        255,516
Benefit payments                           (10,527)   (131,031)     (79,191)    (221,203)       (29,672)
Payments on termination                   (363,279)   (245,294)  (2,675,020)  (1,720,518)      (127,547)
Loans - net                                     --          --         (173)         (86)            (7)
Contract maintenance charge                (17,658)    (12,150)      (8,626)      (8,867)        (2,431)
Transfers among the sub-accounts
   and with the Fixed Account - net        (58,165)    291,903      104,052   (1,820,406)    (9,803,122)
                                        ----------  ----------  -----------  -----------   ------------
Increase (decrease) in net
   assets from contract
   transactions                            338,935   2,216,516   (2,162,661)  (3,152,696)    (9,707,263)
                                        ----------  ----------  -----------  -----------   ------------
INCREASE (DECREASE) IN NET
   ASSETS                                  979,664   2,007,734    2,231,024   (3,669,274)   (11,122,525)
NET ASSETS AT BEGINNING OF
   PERIOD                                6,196,936   4,189,202   20,259,257   23,928,531     11,122,525
                                        ----------  ----------  -----------  -----------   ------------
NET ASSETS AT END OF PERIOD             $7,176,600  $6,196,936  $22,490,281  $20,259,257   $         --
                                        ==========  ==========  ===========  ===========   ============
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                  588,445     373,867    1,435,562    1,677,250      2,305,564
         Units issued                      155,230     380,034      355,530      291,716        147,387
         Units redeemed                   (122,227)   (165,456)    (490,201)    (533,404)    (2,452,951)
                                        ----------  ----------  -----------  -----------   ------------
   Units outstanding at end
      of period                            621,448     588,445    1,300,891    1,435,562             --
                                        ==========  ==========  ===========  ===========   ============

(ac) For the period beginning January 1, 2005 and ended May 1, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
--------------------------------------------------------------------------------------------------------------------

                                             PIMCO Variable             PIMCO Variable           PIMCO Variable
                                                Insurance                 Insurance                Insurance
                                                  Trust                     Trust                    Trust
                                               Sub-Account               Sub-Account              Sub-Account
                                        ------------------------  ------------------------  ------------------------
                                                                                                   PIMCO Real
                                               Foreign Bond              Money Market                Return
                                        ------------------------  ------------------------  ------------------------
                                            2006         2005         2006         2005         2006         2005
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $   511,008  $   220,803  $ 1,285,187  $   434,231  $   861,989  $   253,628
Net realized gains (losses)                 351,500      302,127           --           --      740,397      313,358
Change in unrealized gains (losses)        (657,501)     251,510           --           --   (1,844,278)    (468,546)
                                        -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
   assets from operations                   205,007      774,440    1,285,187      434,231     (241,892)      98,440
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                  4,840,585    7,054,584    3,417,708    7,998,418    6,961,175   12,893,469
Benefit payments                           (482,584)    (140,677)    (523,745)    (419,258)    (369,219)    (167,686)
Payments on termination                  (4,429,223)  (3,143,306)  (8,106,025)  (5,852,016)  (2,433,798)  (1,068,100)
Loans - net                                     (78)         (37)         (74)        (666)          (2)           -
Contract maintenance charge                 (42,424)     (14,792)     (88,974)     (48,562)     (70,054)     (27,874)
Transfers among the sub-accounts
   and with the Fixed Account - net       1,489,433    4,071,106   10,128,512    5,654,651    2,477,904    3,983,322
                                        -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
   assets from contract
   transactions                           1,375,709    7,826,878    4,827,402    7,332,567    6,566,006   15,613,131
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS                                 1,580,716    8,601,318    6,112,589    7,766,798    6,324,114   15,711,571
NET ASSETS AT BEGINNING OF
   PERIOD                                27,568,527   18,967,209   38,893,708   31,126,910   27,899,968   12,188,397
                                        -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD             $29,149,243  $27,568,527  $45,006,297  $38,893,708  $34,224,082  $27,899,968
                                        ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 2,410,478    1,668,685    3,774,357    3,040,741    2,613,000    1,139,146
         Units issued                     1,299,353    1,455,413    3,769,632    3,211,350    1,634,301    2,495,054
         Units redeemed                  (1,132,110)    (713,620)  (3,299,713)  (2,477,734)  (1,010,312)  (1,021,200)
                                        -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end
      of period                           2,577,721    2,410,478    4,244,276    3,774,357    3,236,989    2,613,000
                                        ===========  ===========  ===========  ===========  ===========  ===========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------------------------

                                              PIMCO Variable            PIMCO Variable
                                                 Insurance                 Insurance              Putnam Variable
                                                   Trust                     Trust                     Trust
                                                Sub-Account               Sub-Account               Sub-Account
                                        --------------------------  -----------------------  ------------------------
                                                                         StocksPLUS(R)
                                                PIMCO Total               Growth and
                                                   Return             Income Portfolio (z)         VT High Yield
                                        --------------------------  -----------------------  ------------------------
                                            2006          2005          2006        2005         2006         2005
                                        ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $  3,115,356  $  1,964,243  $   254,392  $   67,733  $   600,893  $   637,576
Net realized gains (losses)                   68,343     1,978,563      234,027     113,274        1,195       69,623
Change in unrealized gains (losses)         (705,469)   (3,007,733)     435,807     (30,953)     232,824     (560,130)
                                        ------------  ------------  -----------  ----------  -----------  -----------
Increase (decrease) in net
   assets from operations                  2,478,230       935,073      924,226     150,054      834,912      147,069
                                        ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                  13,323,888    12,572,611      103,416     126,471      104,267      154,006
Benefit payments                          (1,011,139)     (750,190)     (21,897)    (64,153)     (81,565)     (16,784)
Payments on termination                  (14,500,467)  (12,180,226)    (680,585)   (592,057)  (1,075,544)    (839,644)
Loans - net                                     (671)         (779)         (13)        (77)         (50)         (47)
Contract maintenance charge                  (88,257)      (60,039)      (2,177)     (2,475)      (1,385)      (1,412)
Transfers among the sub-accounts
   and with the Fixed Account - net        4,135,806     7,744,944     (571,745)     93,623    1,128,617     (190,642)
                                        ------------  ------------  -----------  ----------  -----------  -----------
Increase (decrease) in net
   assets from contract
   transactions                            1,859,160     7,326,321   (1,173,001)   (438,668)      74,340     (894,523)
                                        ------------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS                                  4,337,390     8,261,394     (248,775)   (288,614)     909,252     (747,454)
NET ASSETS AT BEGINNING OF
   PERIOD                                105,599,938    97,338,544    7,877,590   8,166,204    9,526,316   10,273,770
                                        ------------  ------------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD             $109,937,328  $105,599,938  $ 7,628,815  $7,877,590  $10,435,568  $ 9,526,316
                                        ============  ============  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                  9,044,610     8,226,673      773,396     817,599      719,766      788,011
         Units issued                      2,742,876     3,032,961       40,870      74,913      157,928      113,272
         Units redeemed                   (2,373,608)   (2,215,024)    (152,709)   (119,116)    (153,516)    (181,517)
                                        ------------  ------------  -----------  ----------  -----------  -----------
   Units outstanding at end
      of period                            9,413,878     9,044,610      661,557     773,396      724,178      719,766
                                        ============  ============  ===========  ==========  ===========  ===========

(z) Previously known as StocksPlus Growth and Income Portfolio

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------

                                             Putnam Variable          Rydex Variable          Rydex Variable
                                                  Trust                   Trust                   Trust
                                               Sub-Account             Sub-Account             Sub-Account
                                        ------------------------  ----------------------  ----------------------
                                                    VT
                                              International
                                                Growth and                                     Rydex Sector
                                                  Income                 Rydex OTC               Rotation
                                        ------------------------  ----------------------  ----------------------
                                            2006         2005        2006        2005        2006        2005
                                        -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $   (43,272) $   (46,972) $  (40,153) $  (44,121) $  (61,025) $  (18,879)
Net realized gains (losses)                 648,090      377,123      92,950      88,621     236,987      31,928
Change in unrealized gains (losses)       1,811,009      589,361      58,269    (112,798)     85,353     144,948
                                        -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net
   assets from operations                 2,415,827      919,512     111,066     (68,298)    261,315     157,997
                                        -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                    199,941       23,899      25,745      34,595   1,697,034   1,367,836
Benefit payments                           (103,094)    (108,364)         --          --        (733)    (37,527)
Payments on termination                  (1,323,154)  (1,054,295)   (166,091)   (206,210)   (275,379)    (47,245)
Loans - net                                      (8)         (14)        (18)        (18)         --          --
Contract maintenance charge                  (4,074)      (2,799)       (452)       (574)     (6,558)     (1,400)
Transfers among the sub-accounts
   and with the Fixed Account - net       4,215,027    2,272,239    (181,228)   (466,864)    324,585     303,762
                                        -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net
   assets from contract
   transactions                           2,984,638    1,130,666    (322,044)   (639,071)  1,738,949   1,585,426
                                        -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS                                 5,400,465    2,050,178    (210,978)   (707,369)  2,000,264   1,743,423
NET ASSETS AT BEGINNING OF
   PERIOD                                 8,170,305    6,120,127   2,765,963   3,473,332   2,425,700     682,277
                                        -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD             $13,570,770  $ 8,170,305  $2,554,985  $2,765,963  $4,425,964  $2,425,700
                                        ===========  ===========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                   551,265      464,134     419,117     524,439     199,299      60,963
         Units issued                       407,899      282,323      26,228      31,411     254,539     195,521
         Units redeemed                    (228,452)    (195,192)    (65,361)   (136,733)   (119,795)    (57,185)
                                        -----------  -----------  ----------  ----------  ----------  ----------
   Units outstanding at end
      of period                             730,712      551,265     379,984     419,117     334,043     199,299
                                        ===========  ===========  ==========  ==========  ==========  ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------

                                            Scudder
                                            Variable        Scudder
                                        Insurance Trust     Variable        STI Classic
                                            (Class B)       Series I       Variable Trust
                                          Sub-Account     Sub-Account       Sub-Account
                                        ---------------  ------------  ----------------------
                                          EAFE Equity                        STI Capital
                                        Index (Class B)    Balanced         Appreciation
                                        ---------------  ------------  ----------------------
                                           2005 (ad)      2005 (ab)       2006        2005
                                           ---------     ------------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)               $   4,277     $    467,615  $  (25,388) $  (29,139)
Net realized gains (losses)                   38,540       (1,607,615)    217,996      18,781
Change in unrealized gains (losses)          (42,697)         560,705      29,332     (48,308)
                                           ---------     ------------  ----------  ----------
Increase (decrease) in net
   assets from operations                        120         (579,295)    221,940     (58,666)
                                           ---------     ------------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                         244          104,571      49,383      62,509
Benefit payments                                  --          (49,274)         --     (12,174)
Payments on termination                       (7,248)        (752,995)   (351,161)    (76,725)
Loans - net                                       --             (195)         (2)         (7)
Contract maintenance charge                       --           (4,268)     (1,581)     (1,476)
Transfers among the sub-accounts
   and with the Fixed Account - net         (335,565)     (18,125,783)      1,238    (185,942)
                                           ---------     ------------  ----------  ----------
Increase (decrease) in net
   assets from contract
   transactions                             (342,569)     (18,827,944)   (302,123)   (213,815)
                                           ---------     ------------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS                                   (342,449)     (19,407,239)    (80,183)   (272,481)
NET ASSETS AT BEGINNING OF
   PERIOD                                    342,449       19,407,239   2,004,340   2,276,821
                                           ---------     ------------  ----------  ----------
NET ASSETS AT END OF PERIOD                $      --     $         --  $1,924,157  $2,004,340
                                           =========     ============  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                     22,256        1,454,077     233,590     258,570
         Units issued                          4,326           37,318     111,612      24,616
         Units redeemed                      (26,582)      (1,491,395)   (140,032)    (49,596)
                                           ---------     ------------  ----------  ----------
   Units outstanding at end
      of period                                   --               --     205,170     233,590
                                           =========     ============  ==========  ==========

(ab) On April 29, 2005, Balanced merged into Total Return
(ad) For the period beginning January 1, 2005 and ended July 25, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
---------------------------------------------------------------------------------------------------

                                                                                         Strong
                                            STI Classic            STI Classic         Opportunity
                                          Variable Trust         Variable Trust      Funds II, Inc.
                                            Sub-Account            Sub-Account         Sub-Account
                                        ------------------  -----------------------  --------------
                                                STI
                                           International         STI Large Cap        Opportunity
                                              Equity             Value Equity           Fund II
                                        ------------------  -----------------------   ------------
                                          2006      2005       2006         2005        2005 (ae)
                                        --------  --------  ----------  -----------   ------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $    (76) $  1,107  $     (611) $     2,840   $    (81,614)
Net realized gains (losses)                2,420       939     196,594      217,921      2,810,877
Change in unrealized gains (losses)       20,474     8,371     656,660     (147,071)    (3,395,122)
                                        --------  --------  ----------  -----------   ------------
Increase (decrease) in net
   assets from operations                 22,818    10,417     852,643       73,690       (665,859)
                                        --------  --------  ----------  -----------   ------------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                   2,163     1,847      44,254       63,313        108,351
Benefit payments                              --        --    (105,303)     (50,934)       (15,280)
Payments on termination                   (2,986)   (2,550)   (413,022)    (368,236)      (362,480)
Loans - net                                   --        --         (50)         (44)           (16)
Contract maintenance charge                  (87)     (104)     (1,934)      (2,294)        (3,735)
Transfers among the sub-accounts
   and with the Fixed Account - net       (2,066)      (92)  1,883,179   (1,979,274)   (20,102,605)
                                        --------  --------  ----------  -----------   ------------
Increase (decrease) in net
   assets from contract
   transactions                           (2,976)     (899)  1,407,124   (2,337,469)   (20,375,765)
                                        --------  --------  ----------  -----------   ------------
INCREASE (DECREASE) IN NET
   ASSETS                                 19,842     9,518   2,259,767   (2,263,779)   (21,041,624)
NET ASSETS AT BEGINNING OF
   PERIOD                                101,264    91,746   3,561,929    5,825,708     21,041,624
                                        --------  --------  ----------  -----------   ------------
NET ASSETS AT END OF PERIOD             $121,106  $101,264  $5,821,696  $ 3,561,929   $         --
                                        ========  ========  ==========  ===========   ============
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                  8,762     8,842     313,340      532,836      1,534,963
         Units issued                        165       182     234,360      178,765         49,149
         Units redeemed                     (392)     (262)   (121,269)    (398,261)    (1,584,112)
                                        --------  --------  ----------  -----------   ------------
   Units outstanding at end
      of period                            8,535     8,762     426,431      313,340             --
                                        ========  ========  ==========  ===========   ============

(ae) On April 8, 2005, Opportunity Fund II merged into Wells Fargo VT Advantage Opportunity

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------

                                        Strong Variable
                                           Insurance           T. Rowe Price             T. Rowe Price
                                          Funds, Inc.       Equity Series, Inc.       Equity Series, Inc.
                                          Sub-Account           Sub-Account               Sub-Account
                                        ---------------  ------------------------  ------------------------
                                         Mid Cap Growth        T. Rowe Price            T. Rowe Price
                                             Fund II           Equity Income            Mid-Cap Growth
                                        ---------------  ------------------------  ------------------------
                                           2005 (af)         2006         2005        2006          2005
                                          -----------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)              $   (34,946)   $    19,329  $    30,374  $  (444,923) $  (461,866)
Net realized gains (losses)                  (784,623)     2,568,312    2,791,792    5,529,723    3,265,972
Change in unrealized gains (losses)           189,292      3,830,981   (1,792,299)  (3,722,429)     983,121
                                          -----------    -----------  -----------  -----------  -----------
Increase (decrease) in net
   assets from operations                    (630,277)     6,418,622    1,029,867    1,362,371    3,787,227
                                          -----------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                       80,698        684,462    1,217,565      624,561      882,456
Benefit payments                              (36,664)      (299,375)    (347,459)    (198,408)    (239,540)
Payments on termination                      (118,698)    (5,580,666)  (3,442,832)  (4,533,176)  (2,084,873)
Loans - net                                       (17)          (562)        (249)         (39)         (23)
Contract maintenance charge                    (2,189)       (18,446)     (19,777)     (15,317)     (16,959)
Transfers among the sub-accounts
   and with the Fixed Account - net        (8,738,362)    (1,703,605)   1,922,626   (2,397,733)  (2,985,999)
                                          -----------    -----------  -----------  -----------  -----------
Increase (decrease) in net
   assets from contract
   transactions                            (8,815,232)    (6,918,192)    (670,126)  (6,520,112)  (4,444,938)
                                          -----------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS                                  (9,445,509)      (499,570)     359,741   (5,157,741)    (657,711)
NET ASSETS AT BEGINNING OF
   PERIOD                                   9,445,509     41,729,363   41,369,622   31,758,304   32,416,015
                                          -----------    -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD               $        --    $41,229,793  $41,729,363  $26,600,563  $31,758,304
                                          ===========    ===========  ===========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                   1,095,077      2,831,879    2,869,033    1,842,077    2,103,925
         Units issued                         143,900        336,013      602,997       66,928       97,880
         Units redeemed                     1,238,977       (779,369)    (640,151)    (414,009)    (359,728)
                                          -----------    -----------  -----------  -----------  -----------
   Units outstanding at end
      of period                                    --      2,388,523    2,831,879    1,494,996    1,842,077
                                          ===========    ===========  ===========  ===========  ===========

(af) On April 8, 2005, Mid Cap Growth Fund II merged into Wells Fargo VT Advantage Discovery

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------------

                                             T. Rowe Price               T. Rowe Price              T. Rowe Price
                                          Equity Series, Inc.       Equity Series, Inc. II      Equity Series, Inc. II
                                              Sub-Account                 Sub-Account                Sub-Account
                                        -----------------------   -------------------------   -------------------------
                                             T. Rowe Price               T. Rowe Price
                                              New America                  Blue Chip                T. Rowe Price
                                                Growth                     Growth II               Equity Income II
                                        -----------------------   -------------------------   -------------------------
                                           2006         2005          2006         2005          2006          2005
                                        ----------   ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $  (71,822)  $  (65,450)  $  (357,818)  $  (119,382)  $  (101,940)  $    (1,489)
Net realized gains (losses)                216,229      101,339       125,201        17,294     1,937,951     1,683,804
Change in unrealized gains (losses)        135,775      123,200     2,562,680       767,858     6,581,103      (893,098)
                                        ----------   ----------   -----------   -----------   -----------   -----------
Increase (decrease) in net
   assets from operations                  280,182      159,089     2,330,063       665,770     8,417,114       789,217
                                        ----------   ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                   357,960      121,109    11,348,969    10,512,866    14,362,445    20,082,244
Benefit payments                           (24,885)    (128,867)     (167,564)      (40,184)     (288,909)     (107,595)
Payments on termination                   (769,394)    (419,530)   (1,428,007)     (282,665)   (2,857,376)     (864,294)
Loans - net                                     (9)          (9)         (181)         (162)           --            --
Contract maintenance charge                 (2,271)      (2,503)      (45,189)       (4,114)     (106,224)      (32,397)
Transfers among the sub-accounts
   and with the Fixed Account - net        234,646    1,117,955     3,904,331     3,504,240     2,276,331     7,365,603
                                        ----------   ----------   -----------   -----------   -----------   -----------
Increase (decrease) in net
   assets from contract
   transactions                           (203,953)     688,155    13,612,359    13,689,981    13,386,267    26,443,561
                                        ----------   ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS                                   76,229      847,244    15,942,422    14,355,751    21,803,381    27,232,778
NET ASSETS AT BEGINNING OF
   PERIOD                                5,162,116    4,314,872    17,760,625     3,404,874    40,095,871    12,863,093
                                        ----------   ----------   -----------   -----------   -----------   -----------
NET ASSETS AT END OF PERIOD             $5,238,345   $5,162,116   $33,703,047   $17,760,625   $61,899,252   $40,095,871
                                        ==========   ==========   ===========   ===========   ===========   ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                  540,839      468,699     1,631,802       325,323     3,544,663     1,160,860
         Units issued                      109,054      237,237     1,614,397     1,449,046     1,914,923     2,680,764
         Units redeemed                   (126,327)    (165,097)     (370,271)     (142,567)     (775,773)     (296,961)
                                        ----------   ----------   -----------   -----------   -----------   -----------
   Units outstanding at end
      of period                            523,566      540,839     2,875,928     1,631,802     4,683,813     3,544,663
                                        ==========   ==========   ===========   ===========   ===========   ===========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------------------

                                              T. Rowe Price               The Universal             The Universal
                                              International               Institutional             Institutional
                                               Series, Inc.                Funds, Inc.               Funds, Inc.
                                               Sub-Account                 Sub-Account               Sub-Account
                                        ------------------------   -------------------------   -------------------------
                                              T. Rowe Price
                                               International             Van Kampen UIF             Van Kampen UIF
                                                   Stock                  Equity Growth                High Yield
                                        ------------------------   -------------------------   -------------------------
                                            2006         2005          2006         2005           2006          2005
                                        -----------   ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $   (30,615)  $   20,302   $  (429,456)  $  (293,119)  $   437,523   $   521,515
Net realized gains (losses)                 511,763      240,617       882,533       453,722     3,332,054         8,783
Change in unrealized gains (losses)         947,661      775,052       203,342     3,577,788    (3,311,029)     (572,336)
                                        -----------   ----------   -----------   -----------   -----------   -----------
Increase (decrease) in net
   assets from operations                 1,428,809    1,035,971       656,419     3,738,391       458,548       (42,038)
                                        -----------   ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                    251,483      191,325       256,421       324,410        38,531        73,038
Benefit payments                            (63,037)     (53,591)     (263,857)     (169,661)      (63,077)      (10,817)
Payments on termination                  (1,132,919)    (654,854)   (2,389,967)   (2,023,901)     (833,312)     (719,593)
Loans - net                                     (23)         (22)          (94)         (121)          (33)           --
Contract maintenance charge                  (4,442)      (3,566)       (5,024)       (5,534)         (984)       (1,181)
Transfers among the sub-accounts
   and with the Fixed Account - net         826,700      894,624    (1,201,731)   (1,453,192)     (617,017)     (567,405)
                                        -----------   ----------   -----------   -----------   -----------   -----------
Increase (decrease) in net
   assets from contract
   transactions                            (122,238)     373,916    (3,604,252)   (3,327,999)   (1,475,892)   (1,225,958)
                                        -----------   ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS                                 1,306,571    1,409,887    (2,947,833)      410,392    (1,017,344)   (1,267,996)
NET ASSETS AT BEGINNING OF
   PERIOD                                 8,694,116    7,284,229    30,838,486    30,428,094     7,534,967     8,802,963
                                        -----------   ----------   -----------   -----------   -----------   -----------
NET ASSETS AT END OF PERIOD             $10,000,687   $8,694,116   $27,890,653   $30,838,486   $ 6,517,623   $ 7,534,967
                                        ===========   ==========   ===========   ===========   ===========   ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                   823,117      783,276     2,512,271     2,825,479       694,375       811,934
         Units issued                       257,679      225,158       140,301       231,205        68,638        99,037
         Units redeemed                    (258,100)    (185,317)     (436,855)     (544,413)     (199,873)     (216,596)
                                        -----------   ----------   -----------   -----------   -----------   -----------
   Units outstanding at end
      of period                             822,696      823,117     2,215,717     2,512,271       563,140       694,375
                                        ===========   ==========   ===========   ===========   ===========   ===========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------

                                                                                                    The Universal
                                              The Universal              The Universal              Institutional
                                              Institutional              Institutional               Funds, Inc.
                                               Funds, Inc.                Funds, Inc.                 (Class II)
                                               Sub-Account                Sub-Account                Sub-Account
                                        ------------------------   -------------------------   -----------------------
                                                                        Van Kampen UIF              Van Kampen UIF
                                              Van Kampen UIF              U.S. Mid Cap               Equity Growth
                                              Mid Cap Growth                 Value                    (Class II)
                                        ------------------------   -------------------------   -----------------------
                                           2006          2005         2006           2005         2006         2005
                                        -----------   ----------   -----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $  (119,140)  $ (105,362)  $  (568,357)  $  (519,003)  $  (56,732)  $  (26,092)
Net realized gains (losses)                 918,760      194,126     7,445,931     2,296,193       55,906       91,576
Change in unrealized gains (losses)        (268,499)     993,304     1,391,638     2,740,624      100,019      351,149
                                        -----------   ----------   -----------   -----------   ----------   ----------
Increase (decrease) in net
   assets from operations                   531,121    1,082,068     8,269,212     4,517,814       99,193      416,633
                                        -----------   ----------   -----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                     76,310       97,137       580,102       758,780      674,921    1,195,999
Benefit payments                             (8,249)     (50,743)     (293,487)     (293,756)      (9,519)     (87,672)
Payments on termination                    (860,832)    (407,836)   (4,531,148)   (4,435,744)    (196,264)     (78,292)
Loans - net                                     (22)         (14)         (378)         (227)          --           --
Contract maintenance charge                  (2,202)      (2,224)      (12,823)      (14,596)      (1,999)      (1,403)
Transfers among the sub-accounts
   and with the Fixed Account - net        (278,599)     250,708     1,264,466     3,178,031      398,671      498,073
                                        -----------   ----------   -----------   -----------   ----------   ----------
Increase (decrease) in net
   assets from contract
   transactions                          (1,073,594)    (112,972)   (2,993,268)     (807,512)     865,810    1,526,705
                                        -----------   ----------   -----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET
   ASSETS                                  (542,473)     969,096     5,275,944     3,710,302      965,003    1,943,338
NET ASSETS AT BEGINNING OF
   PERIOD                                 8,129,794    7,160,698    45,487,729    41,777,427    3,064,210    1,120,872
                                        -----------   ----------   -----------   -----------   ----------   ----------
NET ASSETS AT END OF PERIOD             $ 7,587,321   $8,129,794   $50,763,673   $45,487,729   $4,029,213   $3,064,210
                                        ===========   ==========   ===========   ===========   ==========   ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                   704,120      718,592     3,358,253     3,402,338      260,200      108,236
         Units issued                        91,471      131,340       648,399     1,135,238      131,765      243,179
         Units redeemed                    (185,458)    (145,812)     (838,891)   (1,179,323)     (57,200)     (91,215)
                                        -----------   ----------   -----------   -----------   ----------   ----------
   Units outstanding at end
      of period                             610,133      704,120     3,167,761     3,358,253      334,765      260,200
                                        ===========   ==========   ===========   ===========   ==========   ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                             The Universal
                                             Institutional                Van Eck                 Van Eck
                                               Funds, Inc.               Worldwide               Worldwide
                                              (Class II)              Insurance Trust         Insurance Trust
                                              Sub-Account               Sub-Account             Sub-Account
                                        ------------------------  ----------------------  -----------------------
                                              Van Kampen UIF               Van Eck                 Van Eck
                                                U.S. Real                 Worldwide               Worldwide
                                            Estate (Class II)          Absolute Return        Emerging Markets
                                        ------------------------  ----------------------  -----------------------
                                            2006        2005         2006        2005        2006         2005
                                        -----------  -----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $  (262,015) $   (92,894) $  (31,571) $  (20,721) $  (106,194) $  (28,387)
Net realized gains (losses)               4,467,428    1,356,420      25,727       1,192      803,392      69,408
Change in unrealized gains (losses)       8,155,311    2,260,138     137,455         485    1,891,779     613,377
                                        -----------  -----------  ----------  ----------  -----------  ----------
Increase (decrease) in net
   assets from operations                12,360,724    3,523,664     131,611     (19,044)   2,588,977     654,398
                                        -----------  -----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                  9,164,886   13,816,245     430,946     604,387    3,495,534   2,063,302
Benefit payments                           (120,044)    (205,003)     (1,376)     (8,686)     (16,063)    (27,979)
Payments on termination                  (2,860,609)  (1,289,084)   (124,475)    (34,488)    (720,964)    (77,933)
Loans - net                                     (95)          --          --          --           --          --
Contract maintenance charge                 (87,683)     (37,294)     (6,253)     (4,009)      (3,604)     (1,416)
Transfers among the sub-accounts
   and with the Fixed Account - net       3,542,471      449,719     192,182     209,102    2,884,148   1,222,127
                                        -----------  -----------  ----------  ----------  -----------  ----------
Increase (decrease) in net
   assets from contract
   transactions                           9,638,926   12,734,583     491,024     766,306    5,639,051   3,178,101
                                        -----------  -----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS                                21,999,650   16,258,247     622,635     747,262    8,228,028   3,832,499
NET ASSETS AT BEGINNING OF
   PERIOD                                29,817,515   13,559,268   1,645,262     898,000    4,469,717     637,218
                                        -----------  -----------  ----------  ----------  -----------  ----------
NET ASSETS AT END OF PERIOD             $51,817,165  $29,817,515  $2,267,897  $1,645,262  $12,697,745  $4,469,717
                                        ===========  ===========  ==========  ==========  ===========  ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 1,987,370    1,022,703     168,561      90,744      284,817      52,767
         Units issued                     1,308,661    1,549,793      91,347     103,448      613,443     310,762
         Units redeemed                    (736,567)    (585,126)    (42,585)    (25,631)    (307,795)    (78,712)
                                        -----------  -----------  ----------  ----------  -----------  ----------
   Units outstanding at end
      of period                           2,559,464    1,987,370     217,323     168,561      590,465     284,817
                                        ===========  ===========  ==========  ==========  ===========  ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------

                                                Van Eck              Van Kampen Life           Van Kampen Life
                                               Worldwide                Investment                Investment
                                               Insurance                  Trust                     Trust
                                                 Trust                  (Class II)                (Class II)
                                              Sub-Account              Sub-Account               Sub-Account
                                        -----------------------  ------------------------  ----------------------
                                                Van Eck               LIT Aggressive
                                               Worldwide                  Growth                LIT Government
                                              Hard Assets               (Class II)                (Class II)
                                        -----------------------  ------------------------  ----------------------
                                            2006        2005         2006         2005        2006        2005
                                        -----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $  (200,506) $  (60,662) $  (168,940) $  (155,428) $  206,769  $   90,126
Net realized gains (losses)               1,275,171     147,836    1,225,638      327,399     (24,609)      3,474
Change in unrealized gains (losses)         931,424   1,676,758     (701,518)     784,667     (40,332)      3,656
                                        -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net
   assets from operations                 2,006,089   1,763,932      355,180      956,638     141,828      97,256
                                        -----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                  4,772,741   3,490,920      549,399      859,582   1,333,536   3,193,517
Benefit payments                            (45,368)    (40,052)     (35,079)    (163,615)    (44,310)    (37,294)
Payments on termination                    (755,752)   (193,043)    (778,354)    (930,728)   (652,460)   (357,199)
Loans - net                                      --          --          (94)         (97)         --          --
Contract maintenance charge                  (4,873)     (1,559)      (5,019)      (4,567)    (20,703)    (12,218)
Transfers among the sub-accounts
   and with the Fixed Account - net         405,663   2,171,462     (573,875)     437,154     573,402     932,958
                                        -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net
   assets from contract
   transactions                           4,372,411   5,427,728     (843,022)     197,729   1,189,465   3,719,764
                                        -----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS                                 6,378,500   7,191,660     (487,842)   1,154,367   1,331,293   3,817,020
NET ASSETS AT BEGINNING OF
   PERIOD                                 8,391,718   1,200,058   11,139,406    9,985,039   7,748,445   3,931,425
                                        -----------  ----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF PERIOD             $14,770,218  $8,391,718  $10,651,564  $11,139,406  $9,079,738  $7,748,445
                                        ===========  ==========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                   452,546      96,564      914,567      896,988     749,824     386,733
         Units issued                       560,721     450,863      263,744      323,219     241,603     456,827
         Units redeemed                    (362,969)    (94,881)    (331,537)    (305,640)   (125,731)    (93,736)
                                        -----------  ----------  -----------  -----------  ----------  ----------
   Units outstanding at end
      of period                             650,298     452,546      846,774      914,567     865,696     749,824
                                        ===========  ==========  ===========  ===========  ==========  ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------

                                             Van Kampen Life
                                               Investment
                                                 Trust                  Wells Fargo               Wells Fargo
                                              (Class II)               Variable Trust            Variable Trust
                                              Sub-Account               Sub-Account               Sub-Account
                                        ------------------------  -------------------------  -------------------------
                                             LIT Growth and              Wells Fargo                Wells Fargo
                                                 Income                 VT Advantage                VT Advantage
                                               (Class II)                Discovery                  Opportunity
                                        ------------------------  -------------------------  -------------------------
                                            2006         2005         2006     2005(af)(ag)      2006     2005(ae)(ag)
                                        -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
Net investment income (loss)            $  (419,132) $  (375,985) $  (122,778)  $  (81,998)  $  (257,212)  $  (213,517)
Net realized gains (losses)               6,106,288    2,315,937      457,999       65,804     2,387,424       161,516
Change in unrealized gains (losses)       3,966,258    2,095,265      669,597    1,048,935      (400,710)    1,940,917
                                        -----------  -----------  -----------   ----------   -----------   -----------
Increase (decrease) in net
   assets from operations                 9,653,414    4,035,217    1,004,818    1,032,741     1,729,502     1,888,916
                                        -----------  -----------  -----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CONTRACT
   TRANSACTIONS
Deposits                                 10,897,817   12,439,679      176,899      185,622       427,824       235,032
Benefit payments                           (640,854)    (368,448)     (92,247)     (52,641)      (33,578)     (228,407)
Payments on termination                  (6,775,142)  (4,983,445)  (1,035,406)    (496,069)   (1,567,784)   (1,106,246)
Loans - net                                    (166)        (211)         (88)         (57)          (82)          (60)
Contract maintenance charge                 (72,191)     (28,409)      (5,770)      (4,131)      (10,381)       (8,025)
Transfers among the sub-accounts
   and with the Fixed Account - net       3,168,349   10,223,853     (505,808)   7,708,350    (3,417,089)   18,650,358
                                        -----------  -----------  -----------   ----------   -----------   -----------
Increase (decrease) in net
   assets from contract
   transactions                           6,577,813   17,283,019   (1,462,420)   7,341,074    (4,601,090)   17,542,652
                                        -----------  -----------  -----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET
   ASSETS                                16,231,227   21,318,236     (457,602)   8,373,815    (2,871,588)   19,431,568
NET ASSETS AT BEGINNING OF
   PERIOD                                61,358,185   40,039,949    8,373,815           --    19,431,568            --
                                        -----------  -----------  -----------   ----------   -----------   -----------
NET ASSETS AT END OF PERIOD             $77,589,412  $61,358,185  $ 7,916,213   $8,373,815   $16,559,980   $19,431,568
                                        ===========  ===========  ===========   ==========   ===========   ===========
UNITS OUTSTANDING
   Units outstanding at
      beginning of period                 5,003,501    3,502,587      730,539           --     1,763,494            --
         Units issued                     2,066,954    2,625,106      104,512      895,833       104,333     2,119,741
         Units redeemed                  (1,501,151)  (1,124,192)    (223,504)    (165,294)     (508,132)     (356,247)
                                        -----------  -----------  -----------   ----------   -----------   -----------
   Units outstanding at end
      of period                           5,569,304    5,003,501      611,547      730,539     1,359,695     1,763,494
                                        ===========  ===========  ===========   ==========   ===========   ===========

(ae) On April 8, 2005, Opportunity Fund II merged into Wells Fargo VT Advantage Opportunity
(af) On April 8, 2005, Mid Cap Growth Fund II merged into Wells Fargo VT Advantage Discovery
(ag) For the period beginning April 8, 2005 and ended December 31, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Lincoln Benefit Life Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     In 2006, Lincoln Benefit entered an administrative servicing agreement (the "Agreement") with Allstate, whereby Allstate agreed to be responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration. Allstate subsequently appointed The Prudential Insurance Company of America ("Prudential") as administrator of the contracts. In accordance with an administrative servicing agreement between Allstate and Prudential (the "Sub-contracting agreement"), subsequent to a transition period of twenty-four months or less from June 1, 2006, Prudential will be responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration. The obligations of Prudential under the Sub-contracting Agreement are to Allstate and Allstate continues to be responsible for all terms and conditions of the Agreement. The Agreement and Sub-contracting Agreement do not extinguish Lincoln Benefit's obligations to the variable annuity contractholders. Lincoln Benefit is responsible for all contract terms and conditions of the underlying variable annuities.

     Lincoln Benefit issues six variable annuity contracts, Investor's Select, Consultant I, Consultant II, Consultant Solutions, Premier Planner, and Advantage (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. With the exception of Consultant Solutions, the contracts are closed to new contractholders but continue to accept deposits from existing contractholders. Absent any Contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

     AIM VARIABLE INSURANCE FUNDS           THE ALGER AMERICAN FUND (SERIES - S)
           AIM V. I. Basic Value                  Alger Growth (Series - S)
           AIM V. I. Capital Appreciation         Alger Leveraged AllCap
           AIM V. I. Demographic Trends              (Series - S)
              (Merged into AIM V. I.              Alger MidCap Growth
              Capital Appreciation on                (Series - S)
              November 3, 2006)             DWS INVESTMENTS VARIABLE INSURANCE
     AIM VARIABLE INSURANCE FUNDS              TRUST FUNDS (PREVIOUSLY KNOWN AS
        SERIES II                              SCUDDER VARIABLE INSURANCE TRUST
           AIM V. I. Basic Value II            (CLASS B))
           AIM V. I. Capital                      DWS VIP Equity 500 Index B
              Appreciation II                        (Previously known as
           AIM V. I. Core Equity II                  Equity 500 Index (Class B))
           AIM V. I. Demographic Trends II        DWS VIP Small Cap Index B
              (Merged into AIM V. I.                 (Previously known as Small
              Capital Appreciation II on             Cap Index (Class B))
              May 1, 2006)                  DWS VARIABLE SERIES I (PREVIOUSLY
           AIM V. I. Mid Cap Core              KNOWN AS SCUDDER VARIABLE
              Equity II                        SERIES I)
           AIM V. I. Premier Equity II            DWS VIP Bond A (Previously
              (Merged into AIM V. I. Core            known as Bond)
              Equity II on May 1, 2006)           DWS VIP Global Opportunities
     THE ALGER AMERICAN FUND                         (Previously known as
           Alger Growth                              Global Discovery)
           Alger Income & Growth                  DWS VIP Growth and Income A
           Alger Leveraged AllCap                    (Previously known as
           Alger MidCap Growth                       Growth & Income)
           Alger Small Capitalization             DWS VIP International
                                                     (Previously known as
                                                     International)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     DWS VARIABLE SERIES II (PREVIOUSLY     LEGG MASON PARTNERS VARIABLE
        KNOWN AS SCUDDER VARIABLE              PORTFOLIOS I, INC (PREVIOUSLY
        SERIES II)                             KNOWN AS SALOMON BROTHERS
           DWS VIP Balanced A (Previously      VARIABLE SERIES FUNDS INC.)
              known as Total Return)              Legg Mason Variable All Cap
     FEDERATED INSURANCE SERIES                      Portfolio I (Previously
           Federated Capital Income                  known as All Cap Fund)
              Fund II                             Legg Mason Variable Investors
           Federated Fund for U.S.                   Portfolio I (Previously
              Government Securities II               known as Investors)
           Federated High Income Bond       LEGG MASON PARTNERS VARIABLE
              Fund II                          PORTFOLIOS I, INC (PREVIOUSLY
     FIDELITY VARIABLE INSURANCE               KNOWN AS SALOMON BROTHERS
        PRODUCTS FUND                          VARIABLE SERIES FUNDS INC.
           VIP Asset Manager                   (CLASS II))
           VIP Contrafund                         Legg Mason Variable All Cap
           VIP Equity-Income                         Portfolio II (Previously
           VIP Growth                                known as All Cap
           VIP Index 500                             (Class II))
           VIP Money Market                       Legg Mason Variable Global
           VIP Overseas                              High Yield Bond II
     FIDELITY VARIABLE INSURANCE PRODUCTS            (Previously known as High
        FUND (SERVICE CLASS 2)                       Yield (Class II))
           VIP Asset Manager                      Legg Mason Variable Investors
              (Service Class 2)                      Portfolio II (Previously
           VIP Contrafund                            known as Variable Investors
              (Service Class 2)                      (Class II))
           VIP Equity-Income                MFS VARIABLE INSURANCE TRUST
              (Service Class 2)                   MFS Emerging Growth
           VIP Growth                             MFS Investors Trust
              (Service Class 2)                   MFS New Discovery
           VIP Index 500                          MFS Research
              (Service Class 2)                   MFS Total Return
           VIP Investment Grade Bond        MFS VARIABLE INSURANCE TRUST
              (Service Class 2)                (SERVICE CLASS)
           VIP Money Market                       MFS High Income
              (Service Class 2)                      (Service Class)
           VIP Overseas                           MFS Investor Growth Stock
              (Service Class 2)                      (Service Class)
     GOLDMAN SACHS VARIABLE                       MFS Investors Trust
        INSURANCE TRUST                              (Service Class)
           VIT International Equity               MFS New Discovery
           VIT Structured Small Cap                  (Service Class)
              Equity Fund (Previously             MFS Total Return
              known as VIT CORE Small                (Service Class)
              Cap Equity)                         MFS Utilities (Service Class)
     J.P. MORGAN SERIES TRUST II                  MFS Value (Service Class)
           Small Company                    OPPENHEIMER VARIABLE ACCOUNT FUNDS
     JANUS ASPEN SERIES                        (SERVICE CLASS ("SC"))
           Balanced                               Oppenheimer Global
           Flexible Bond                             Securities (SC)
           Forty Portfolio                        Oppenheimer Main Street Small
           Large Cap Growth                          Cap Growth (SC)
           Mid Cap Growth                         Oppenheimer MidCap Fund (SC)
           Worldwide Growth                          (Previously known as
     JANUS ASPEN SERIES (SERVICE SHARES)             Oppenheimer Aggressive
           Balanced (Service Shares)                 Growth (SC))
           Foreign Stock (Service Shares)   PANORAMA SERIES FUND, INC.
           Forty Portfolio                     (SERVICE CLASS ("SC"))
              (Service Shares)                    Oppenheimer International
           INTECH Risk-Managed Core                  Growth (SC)
              Portfolio (Previously known   PIMCO ADVISORS VARIABLE
              as Risk-Managed Core             INSURANCE TRUST
              (Service Shares))                   NFJ Small Cap Value (Closed on
           Mid Cap Value (Service Shares)            May 1, 2005)
           Small Company Value                    OpCap Balanced
              (Service Shares)                    OpCap Equity
           Worldwide Growth                       OpCap Renaissance
              (Service Shares)                    OpCap Small Cap
     LAZARD RETIREMENT SERIES, INC.               PEA Science and Technology
           Emerging Markets                          (Closed on May 1, 2005)
           International Equity

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     PIMCO VARIABLE INSURANCE TRUST         T. ROWE PRICE EQUITY SERIES, INC.
           Foreign Bond                           T. Rowe Price Equity Income
           Money Market                           T. Rowe Price Mid-Cap Growth
           PIMCO Real Return                      T. Rowe Price New
           PIMCO Total Return                        America Growth
           StocksPLUS(R) Growth and         T. ROWE PRICE EQUITY SERIES,
              Income Portfolio                 INC. - II
              (Previously known as                T. Rowe Price Blue Chip
              StocksPlus Growth and                  Growth II
              Income Portfolio)                   T. Rowe Price Equity Income II
     PUTNAM VARIABLE TRUST                  T. ROWE PRICE INTERNATIONAL
           VT High Yield                       SERIES, INC.
           VT International Growth                T. Rowe Price International
              and Income                             Stock
     RYDEX VARIABLE TRUST                   THE UNIVERSAL INSTITUTIONAL
           Rydex OTC                           FUNDS, INC.
           Rydex Sector Rotation                  Van Kampen UIF Equity Growth
     SCUDDER VARIABLE INSURANCE TRUST             Van Kampen UIF High Yield
        (CLASS B)                                 Van Kampen UIF Mid Cap Growth
           EAFE Equity Index (Class B)            Van Kampen UIF U.S. Mid
              (Closed on July 25, 2005)              Cap Value
     SCUDDER VARIABLE SERIES I              THE UNIVERSAL INSTITUTIONAL FUNDS,
           Balanced (Merged into Total         INC. (CLASS II)
              Return on April 29, 2005)           Van Kampen UIF Equity Growth
     STI CLASSIC VARIABLE TRUST                      (Class II)
           STI Capital Appreciation               Van Kampen UIF U.S. Real
           STI International Equity                  Estate (Class II)
           STI Large Cap Value Equity       VAN ECK WORLDWIDE INSURANCE TRUST
     STRONG OPPORTUNITY FUND II, INC.             Van Eck Worldwide Absolute
           Opportunity Fund II (Merged               Return
              into Wells Fargo VT                 Van Eck Worldwide Emerging
              Advantage Opportunity on               Markets
              April 8, 2005)                      Van Eck Worldwide Hard Assets
     STRONG VARIABLE INSURANCE              VAN KAMPEN LIFE INVESTMENT TRUST
        FUNDS, INC.                            (CLASS II)
           Mid Cap Growth Fund II (Merged         LIT Aggressive Growth
              into Wells Fargo VT                    (Class II)
              Advantage Discovery on              LIT Government (Class II)
              April 8, 2005)                      LIT Growth and Income
                                                     (Class II)
                                            WELLS FARGO VARIABLE TRUST
                                                  Wells Fargo VT Advantage
                                                     Discovery
                                                  Wells Fargo VT Advantage
                                                     Opportunity

The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

DIVIDENDS- Dividends declared by the Funds are recognized on the ex-dividend date.

REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test 86 or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. . No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

PENDING ACCOUNTING STANDARD - In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 ("SFAS No. 157") which redefines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The effects of adoption will be determined by the types of instruments carried at fair value in the Account's financial statements at the time of adoption as well as the method utilized to determine their fair values prior to adoption. Based on the Account's current use of fair value measurements, SFAS No. 157 is not expected to have a material effect on the financial statements of the Account.

3.   EXPENSES

MORTALITY AND EXPENSE RISK CHARGE - Lincoln Benefit assumes mortality and an expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.60% per annum of the daily net assets of the Account, based on the selected rider options. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits provided in the contract and the cost of administering the contract. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

ADMINISTRATIVE EXPENSE CHARGE - Lincoln Benefit deducts administrative expense charges daily at a rate equal to .15% per annum of the average daily net assets of the Account for Investor's Select and .10% for Consultant I, Consultant II, Consultant Solutions, Premier Planner and Advantage. The administrative expense charge is recognized as a reduction in accumulation unit values.

CONTRACT MAINTENANCE CHARGE - Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the life of the contract. For Investor's Select,

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. For Consultant Solutions, the charge is $40, reduced to $30 if total deposits are $2,000 or more, and waived in certain cases. The contract administration charge is recognized as redemption of units.

WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 7% to 8.5% in the early years of the Contract and declines to 0% after a specified period depending upon the Contract. These amounts are included in payments on terminations.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS

The cost of purchases of investments for the year ended December 31, 2006 were as follows:

                                                                      Purchases
                                                                    ------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
      AIM V. I. Basic Value                                         $  4,614,461
      AIM V. I. Capital Appreciation (a) (b)                           1,051,772
      AIM V. I. Demographic Trends (a)                                   141,257

Investments in the AIM Variable Insurance Funds Series II
   Sub-Accounts:
      AIM V. I. Basic Value II                                         3,708,706
      AIM V. I. Capital Appreciation II (c)                            1,493,471
      AIM V. I. Core Equity II (d) (e)                                 7,174,849
      AIM V. I. Demographic Trends II (c)                                464,618
      AIM V. I. Mid Cap Core Equity II                                 7,799,174
      AIM V. I. Premier Equity II (d)                                    148,726

Investments in The Alger American Fund Sub-Accounts:
      Alger Growth                                                     1,170,241
      Alger Income & Growth                                              816,542
      Alger Leveraged AllCap                                           2,045,355
      Alger MidCap Growth                                              8,148,930
      Alger Small Capitalization                                       5,840,553

Investments in The Alger American Fund (Series - S) Sub-Accounts:
      Alger Growth (Series - S)                                        3,190,961
      Alger Leveraged AllCap (Series - S)                              2,946,349
      Alger MidCap Growth (Series - S)                                 6,940,604

Investments in the DWS Investments Variable Insurance Trust
   Funds Sub-Accounts: (f)
      DWS VIP Equity 500 Index B (g)                                     466,986
      DWS VIP Small Cap Index B (j)                                      188,770

Investments in the DWS Variable Series I Sub-Accounts: (h)
      DWS VIP Bond A (k)                                               1,636,982
      DWS VIP Global Opportunities (l)                                 4,144,766

(a) On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(b) For the period beginning November 3, 2006 and ended December 31, 2006
(c) On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(d) On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II
(e) For the period beginning May 1, 2006 and ended December 31, 2006
(f) Previously known as Scudder Variable Insurance Trust Sub-Account
(g) Previously known as Equity 500 Index (Class B)
(h) Previously known as Scudder Variable Series I Sub-Account
(j) Previously known as Small Cap Index (Class B)
(k) Previously known as Bond
(l) Previously known as Global Discovery

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                      Purchases
                                                                    ------------
Investments in the DWS Variable Series I Sub-Accounts
   (continued): (h)
      DWS VIP Growth and Income A (m)                               $    365,281
      DWS VIP International (n)                                        2,515,335

Investments in the DWS Variable Series II Sub-Accounts: (i)
      DWS VIP Balanced A (o)                                             745,459

Investments in the Federated Insurance Series Sub-Accounts:
      Federated Capital Income Fund II                                 1,720,637
      Federated Fund for U.S. Government Securities II                 5,904,670
      Federated High Income Bond Fund II                               4,489,119

Investments in the Fidelity Variable Insurance Products
   Fund Sub-Accounts:
      VIP Asset Manager                                                1,283,514
      VIP Contrafund                                                  16,928,025
      VIP Equity-Income                                               14,573,160
      VIP Growth                                                       1,633,830
      VIP Index 500                                                    4,183,543
      VIP Money Market                                                27,917,575
      VIP Overseas                                                     5,228,012

Investments in the Fidelity Variable Insurance Products
   Fund (Service Class 2) Sub-Accounts:
      VIP Asset Manager (Service Class 2)                              2,194,694
      VIP Contrafund (Service Class 2)                                24,857,646
      VIP Equity-Income (Service Class 2)                             20,279,098
      VIP Growth (Service Class 2)                                     2,794,038
      VIP Index 500 (Service Class 2)                                 15,301,512
      VIP Investment Grade Bond (Service Class 2)                     16,362,550
      VIP Money Market (Service Class 2)                              53,079,913
      VIP Overseas (Service Class 2)                                  24,242,862

Investments in the Goldman Sachs Variable Insurance Trust
   Sub-Accounts:
      VIT International Equity                                           663,956
      VIT Structured Small Cap Equity Fund (p)                           647,654

Investments in the J.P. Morgan Series Trust II Sub-Accounts:
      Small Company                                                      183,266

(h) Previously known as Scudder Variable Series I Sub-Account
(i) Previously known as Scudder Variable Series II Sub-Account
(m) Previously known as Growth & Income
(n) Previously known as International
(o) Previously known as Total Return
(p) Previously known as VIT CORE Small Cap Equity

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                      Purchases
                                                                    ------------
Investments in the Janus Aspen Series Sub-Accounts:
      Balanced                                                      $  3,603,999
      Flexible Bond                                                    3,249,563
      Forty Portfolio                                                  1,499,168
      Large Cap Growth                                                   852,425
      Mid Cap Growth                                                   1,631,174
      Worldwide Growth                                                 1,167,183

Investments in the Janus Aspen Series (Service Shares)
   Sub-Accounts:
      Balanced (Service Shares)                                        4,989,579
      Foreign Stock (Service Shares)                                   4,237,151
      Forty Portfolio (Service Shares)                                 3,174,914
      INTECH Risk-Managed Core Portfolio (q)                           2,765,419
      Mid Cap Value (Service Shares)                                  10,924,156
      Small Company Value (Service Shares)                             6,029,909
      Worldwide Growth (Service Shares)                                  303,724

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
      Emerging Markets                                                 5,543,644
      International Equity                                               669,941

Investments in the Legg Mason Partners Variable Portfolios
   I, Inc Sub-Accounts: (r) (s)
      Legg Mason Variable All Cap Porfolio I (t)                         982,893
      Legg Mason Variable All Cap Portfolio II (u)                     1,145,549
      Legg Mason Variable Global High Yield Bond II (v)               12,658,145
      Legg Mason Variable Investors Portfolio I (w)                    1,715,711
      Legg Mason Variable Investors Portfolio II (x)                     926,329

Investments in the MFS Variable Insurance Trust Sub-Accounts:
      MFS Emerging Growth                                                295,290
      MFS Investors Trust                                                526,574
      MFS New Discovery                                                  825,408
      MFS Research                                                       190,186
      MFS Total Return                                                 4,069,219

(q) Previously known as Risk-Managed Core (Service Shares)
(r) Previously known as Salomon Brothers Variable Series Funds, Inc Sub-Account
(s) Previously known as Salomon Brothers Variable Series Funds, Inc (Class II) Sub-Account
(t) Previously known as All Cap
(u) Previously known as All Cap (Class II)
(v) Previously known as High Yield (Class II)
(w) Previously known as Investors
(x) Previously known as Variable Investors (Class II)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                      Purchases
                                                                    ------------
Investments in the MFS Variable Insurance Trust (Service
   Class) Sub-Accounts:
      MFS High Income (Service Class)                               $  3,252,989
      MFS Investor Growth Stock (Service Class)                        8,275,482
      MFS Investors Trust (Service Class)                              3,170,786
      MFS New Discovery (Service Class)                                2,314,863
      MFS Total Return (Service Class)                                 6,269,129
      MFS Utilities (Service Class)                                    2,432,934
      MFS Value (Service Class)                                        3,529,253

Investments in the Oppenheimer Variable Account Funds
   (Service Class ("SC")) Sub-Accounts:
      Oppenheimer Global Securities (SC)                               8,760,524
      Oppenheimer Main Street Small Cap Growth (SC)                   22,281,022
      Oppenheimer MidCap Fund (SC) (y)                                 3,316,116

Investments in the Panorama Series Fund, Inc. (Service
   Class ("SC")) Sub-Accounts:
      Oppenheimer International Growth (SC)                              930,356

Investments in the PIMCO Advisors Variable Insurance Trust
   Sub-Accounts:
      OpCap Balanced                                                   3,148,869
      OpCap Equity                                                       797,219
      OpCap Renaissance                                                1,475,068
      OpCap Small Cap                                                  5,373,808

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
      Foreign Bond                                                    10,839,588
      Money Market                                                    31,043,830
      PIMCO Real Return                                               12,741,032
      PIMCO Total Return                                              28,118,754
      StocksPLUS(R) Growth and Income Portfolio (z)                      691,506

Investments in the Putnam Variable Trust Sub-Accounts:
      VT High Yield                                                    2,643,268
      VT International Growth and Income                               5,759,802

Investments in the Rydex Variable Trust Sub-Accounts:
      Rydex OTC                                                          127,194

(y) Previously known as Oppenheimer Aggressive Growth (SC)
(z) Previously known as StocksPlus Growth and Income Portfolio

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                      Purchases
                                                                    ------------
Investments in the Rydex Variable Trust Sub-Accounts (continued):
      Rydex Sector Rotation                                         $  3,234,512

Investments in the STI Classic Variable Trust Sub-Accounts:
      STI Capital Appreciation                                           894,766
      STI International Equity                                             3,364
      STI Large Cap Value Equity                                       2,696,249

Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
      T. Rowe Price Equity Income                                      4,855,942
      T. Rowe Price Mid-Cap Growth                                     3,772,034
      T. Rowe Price New America Growth                                 1,045,415

Investments in the T. Rowe Price Equity Series, Inc. II
   Sub-Accounts:
      T. Rowe Price Blue Chip Growth II                               15,727,845
      T. Rowe Price Equity Income II                                  20,404,537

Investments in the T. Rowe Price International Series, Inc.
   Sub-Accounts:
      T. Rowe Price International Stock                                2,398,677

Investments in The Universal Institutional Funds, Inc.
   Sub-Accounts:
      Van Kampen UIF Equity Growth                                       758,035
      Van Kampen UIF High Yield                                        7,666,947
      Van Kampen UIF Mid Cap Growth                                    1,434,558
      Van Kampen UIF U.S. Mid Cap Value                               12,649,674

Investments in The Universal Institutional Funds, Inc.
   (Class II) Sub-Accounts:
      Van Kampen UIF Equity Growth (Class II)                          1,411,505
      Van Kampen UIF U.S. Real Estate (Class II)                      22,378,797

Investments in the Van Eck Worldwide Insurance Trust Sub-Accounts:
      Van Eck Worldwide Absolute Return                                  899,532
      Van Eck Worldwide Emerging Markets                              10,866,577
      Van Eck Worldwide Hard Assets                                   11,140,500

Investments in the Van Kampen Life Investment Trust (Class II)
   Sub-Accounts:
      LIT Aggressive Growth (Class II)                                 3,625,176
      LIT Government (Class II)                                        2,555,361
      LIT Growth and Income (Class II)                                25,278,877

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                      Purchases
                                                                    ------------
Investments in the Wells Fargo Variable Trust Sub-Accounts:
      Wells Fargo VT Advantage Discovery                            $    970,826
      Wells Fargo VT Advantage Opportunity                             2,580,723
                                                                    ------------
                                                                    $712,750,496
                                                                    ============

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS

     Lincoln Benefit offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit fair values which in turn result in various expense and total return ratios.

     In the table below, the units, the range of lowest to highest accumulation unit fair values, the investment income ratio, the range of lowest to highest expense ratios assessed by Lincoln Benefit and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented.

     As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contract holder. This results in several accumulation unit values for each sub-account based upon those choices.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

          * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

          ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying fund have been excluded.

          *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

               Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

               Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

                                          At December 31,                          For the year ended December 31,
                              ---------------------------------------   -----------------------------------------------------
                                          Accumulation
                               Units    Unit Fair Value    Net Assets     Investment     Expense Ratio**     Total Return***
                              (000s)   Lowest to Highest     (000s)     Income Ratio*   Lowest to Highest   Lowest to Highest
                              ------   -----------------   ----------   -------------   -----------------   -----------------
Investments in the AIM
   Variable Insurance Funds
   Sub-Accounts:
      AIM V. I. Basic Value
         2006                  2,150    $12.36 - $12.63      $26,968         0.39%         1.25% - 2.05%      10.89% - 11.80%
         2005                  2,276     11.15 -  11.30       25,613         0.09          1.25  - 2.05        3.57  -  4.43
         2004 (ah) (ai)        2,446     10.76 -  10.82       26,418         0.00          1.25  - 2.05        7.62  -  8.21

(ah) For the period beginning April 30, 2004 and ended December 31, 2004
(ai) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                          At December 31,                         For the year ended December 31,
                              ---------------------------------------   ------------------------------------------------
                                          Accumulation
                               Units    Unit Fair Value    Net Assets     Investment       Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**         Return***
                              ------   -----------------   ----------   -------------   ------------   -----------------
Investments in the AIM
   Variable Insurance Funds
   Sub-Accounts (continued):
      AIM V.I. Capital
         Appreciation
            2006 (a) (b)          96    $10.31 - $10.32      $   993        0.12%       1.35% - 2.05%    3.08% -   3.19%
      AIM V. I. Demographic
         Trends
            2006 (a)              --        NA -     NA           --        0.00        0.00  - 0.00       NA  -     NA
            2005                 123      9.62 -   9.92        1,203        0.00        1.35  - 2.05     4.04  -   4.78
            2004                 150      9.24 -   9.47        1,410        0.00        1.35  - 2.05     6.03  -   6.79
            2003                 144      8.72 -   8.87        1,267        0.00        1.35  - 2.05   -12.83  -  35.61
            2002                 104      6.48 -   6.54          679        0.00        1.35  - 1.95   -33.53  - -33.12

Investments in the AIM
   Variable Insurance Funds
   Series II Sub-Accounts:
      AIM V. I. Basic
         Value II
            2006               1,139     12.11 -  12.45       14,094        0.14        1.35  - 2.30    10.35  -  11.42
            2005               1,007     10.97 -  11.18       11,203        0.00        1.35  - 2.30     3.01  -   4.01
            2004 (aj)            591     10.65 -  10.75        6,340        0.00        1.35  - 2.30     6.51  -   7.45
      AIM V. I. Capital
         Appreciation II
            2006 (c)             307     11.23 -  11.55        3,521        0.00        1.35  - 2.30     3.63  -   4.63
            2005                 233     10.83 -  11.04        2,556        0.00        1.35  - 2.30     6.09  -   7.12
            2004 (aj)            116     10.21 -  10.30        1,188        0.00        1.35  - 2.30     2.13  -   3.03
      AIM V.I. Core
         Equity II
            2006 (d) (e)         658     10.73 -  10.80        7,099        1.00        1.35  - 2.30     7.30  -   8.00
      AIM V. I. Demographic
         Trends II
            2006 (c)              --        NA -     NA           --        0.00        0.00  - 0.00       NA  -     NA
            2005                  65     10.58 -  10.78          699        0.00        1.35  - 2.30     3.64  -   4.64
            2004 (aj)             31     10.21 -  10.30          319        0.00        1.35  - 2.30     2.10  -   3.00
      AIM V. I. Mid Cap
         Core Equity II
            2006               1,324     12.38 -  12.73       16,754        0.84        1.35  - 2.30     8.44  -   9.49
            2005                 919     11.42 -  11.63       10,635        0.37        1.35  - 2.30     4.81  -   5.82
            2004 (aj)            493     10.89 -  10.99        5,403        0.04        1.35  - 2.30     8.92  -   9.89

(a)  On November 3, 2006, AIM V.I. Demographic Trends merged into AIM V.I. Capital Appreciation
(b)  For the period beginning November 3, 2006 and ended December 31, 2006
(c)  On May 1, 2006, AIM V.I. Demographic Trends II merged into AIM V.I. Capital Appreciation II
(d)  On May 1, 2006, AIM V.I. Premier Equity II merged into AIM V.I. Core Equity II
(e)  For the period beginning May 1, 2006 and ended December 31, 2006
(aj) For the period beginning February 2, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                          At December 31,                        For the year ended December 31,
                              ---------------------------------------   ------------------------------------------------
                                          Accumulation
                               Units    Unit Fair Value    Net Assets     Investment       Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**         Return***
                              ------   -----------------   ----------   -------------   ------------   -----------------
Investments in the AIM
   Variable Insurance Funds
   Series II Sub-Accounts
   (continued):
      AIM V. I. Premier
         Equity II
            2006 (d)              --    $  N/A - $  N/A      $   --          0.74%      0.00% - 0.00%      NA% -     NA%
            2005                 144     10.49 -  10.68       1,533          0.86       1.35  - 2.30     2.95  -   3.94
            2004 (aj)             74     10.19 -  10.28         761          0.49       1.35  - 2.30     1.87  -   2.77

Investments in The Alger
   American Fund
   Sub-Accounts:
      Alger Growth
            2006               1,697      7.27 -  12.21      17,538          0.12       1.25  - 1.80     3.28  -   3.85
            2005               2,162      7.04 -  11.76      22,037          0.22       1.25  - 1.80    10.04  -  10.65
            2004               2,389      6.40 -  10.62      22,746          0.00       1.25  - 1.80     3.62  -   4.19
            2003               2,416      6.17 -  10.20      23,001          0.00       1.25  - 1.80    32.75  -  33.48
            2002               2,015      4.65 -   7.64      15,293          0.04       1.25  - 1.80   -34.19  - -33.83
      Alger Income &
         Growth
            2006               1,517      7.79 -  13.67      17,599          1.25       1.25  - 1.80     7.36  -   7.96
            2005               1,910      7.25 -  12.67      21,089          1.08       1.25  - 1.80     1.60  -   2.16
            2004               2,214      7.14 -  12.40      24,441          0.55       1.25  - 1.80     5.92  -   6.51
            2003               2,447      6.74 -  11.64      26,121          0.29       1.25  - 1.80    27.53  -  28.23
            2002               2,331      5.28 -   9.08      20,204          0.67       1.25  - 1.80   -32.33  - -31.96
      Alger Leveraged AllCap
            2006               1,667      7.62 -  17.15      19,984          0.00       1.25  - 1.80    17.14  -  17.79
            2005               1,732      6.51 -  14.56      18,242          0.00       1.25  - 1.80    12.41  -  13.03
            2004               1,931      5.79 -  12.88      18,677          0.00       1.25  - 1.80     6.26  -   6.84
            2003               1,850      5.45 -  12.06      18,049          0.00       1.25  - 1.80    32.32  -  33.05
            2002               1,543      4.12 -   9.06      12,637          0.01       1.25  - 1.80   -35.09  - -34.73
      Alger MidCap Growth
            2006               2,206     11.28 -  20.10      34,151          0.00       1.25  - 1.80     8.18  -   8.78
            2005               2,641     10.42 -  18.48      38,590          0.00       1.25  - 1.80     7.87  -   8.46
            2004               2,634      9.66 -  17.04      35,746          0.00       1.25  - 1.80    11.03  -  11.64
            2003               2,484      8.70 -  15.26      31,408          0.00       1.25  - 1.80    45.16  -  45.96
            2002               1,575      6.00 -  10.46      15,074          0.00       1.25  - 1.80   -30.80  - -30.42

(d)  On May 1, 2006, AIM V.I. Premier Equity II merged into AIM V.I. Core Equity II
(aj) For the period beginning February 2, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                          At December 31,                        For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                              Units     Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in The Alger
   American Fund
   Sub-Accounts (continued):
      Alger Small
         Capitalization
         2006                  1,482    $ 7.84 - $12.94      $16,243         0.00%      1.25% - 1.80%    17.88% -  18.53%
         2005                  1,712      6.65 -  10.91       16,121         0.00       1.25  - 1.80     14.80  -  15.43
         2004                  1,788      5.79 -   9.45       14,871         0.00       1.25  - 1.80     14.49  -  15.12
         2003                  1,739      5.06 -   8.21       12,925         0.00       1.25  - 1.80     39.81  -  40.58
         2002                  1,232      3.62 -   5.84        6,750         0.00       1.25  - 1.80    -27.54  - -27.14

Investments in The Alger
   American Fund (Series -S)
   Sub-Accounts:
      Alger Growth
         (Series-S)
         2006                  1,160     11.15 -  11.52       14,604         0.00       1.35  - 2.45      2.34  -   3.49
         2005                  1,161     10.90 -  11.13       14,221         0.12       1.35  - 2.45      8.99  -  10.21
         2004                    807     10.00 -  12.83        9,296         0.00       1.35  - 2.45      0.00  -   3.82
         2003 (ak)               138     12.29 -  12.36        1,699         0.00       1.35  - 2.15     22.94  -  23.61
      Alger Leveraged AllCap
         (Series-S)
         2006                    400     13.13 -  13.51        5,365         0.00       1.35  - 2.30     16.23  -  17.36
         2005                    256     11.30 -  11.51        2,936         0.00       1.35  - 2.30     11.54  -  12.62
         2004 (aj)                87     10.13 -  10.22          889         0.00       1.35  - 2.30      1.30  -   2.19
      Alger MidCap Growth
         (Series-S)
         2006                  1,173     12.11 -  12.45       14,499         0.00       1.35  - 2.30      7.36  -   8.41
         2005                    907     11.27 -  11.48       10,371         0.00       1.35  - 2.30      7.03  -   8.07
         2004 (aj)               415     10.53 -  10.63        4,401         0.00       1.35  - 2.30      5.35  -   6.28

Investments in the DWS
   Variable Insurance
      Trust Funds
      Sub-Accounts: (f)
      DWS VIP Equity 500
         Index B (g)
         2006                    282     15.05 -  15.45        4,333         0.91       1.35  - 2.05     12.89  -  13.69
         2005                    281     13.33 -  13.59        3,799         1.36       1.35  - 2.05      2.28  -   3.01
         2004                    272     13.03 -  13.19        3,580         0.98       1.35  - 2.05      8.06  -   8.83
         2003 (ak)               110     12.06 -  12.12        1,333         0.00       1.35  - 2.05     20.61  -  21.19

(f)  Previously known as Scudder Variable Insurance Trust Sub-Account
(g)  Previously known as Equity 500 Index (Class B)
(aj) For the period beginning February 2, 2004 and ended December 31, 2004
(ak) For the period beginning May 1, 2003 and ended December 31, 2003

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                        At December 31,                          For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the DWS
   Variable Insurance Trust
   Sub-Accounts
   (continued): (f)
      DWS VIP Small Cap
         Index B (j)
         2006                     81    $18.57 - $19.06      $ 1,544        0.36%       1.35% - 2.05%    14.79% -  15.61%
         2005                     81     16.18 -  16.49        1,333        0.44        1.35  - 2.05      2.59  -   1.87
         2004                     79     15.88 -  16.07        1,264        0.22        1.35  - 2.05     15.89  -  58.81
         2003 (ak)                54     13.81 -  13.87          753        0.00        1.35  - 1.95     38.11  -  38.67

Investments in the DWS
   Series I Sub-Accounts: (h)
      DWS VIP Bond A (k)
         2006                  1,072     12.90 -  13.67       14,708        3.83        1.25  - 1.80      2.85  -   3.42
         2005                  1,327     12.54 -  13.22       17,730        3.74        1.25  - 1.80      0.78  -   1.33
         2004                  1,509     12.45 -  13.05       20,076        4.13        1.25  - 1.80      3.50  -   4.07
         2003                  1,611     12.03 -  12.54       20,921        4.34        1.25  - 1.80      3.19  -   3.76
         2002                  1,612     11.65 -  12.08       20,534        5.64        1.25  - 1.80      5.74  -   6.32
      DWS VIP Global
         Oportunities (l)
         2006                    855     13.12 -  24.54       15,664        1.04        1.25  - 1.80     19.91  -  20.57
         2005                    909     10.94 -  20.36       14,079        0.55        1.25  - 1.80     16.09  -  16.72
         2004                    736      9.43 -  17.44       10,063        0.24        1.25  - 1.80     21.15  -  21.81
         2003                    641      7.78 -  14.32        7,673        0.06        1.25  - 1.80     46.43  -  47.24
         2002                    369      5.31 -   9.72        3,268        0.00        1.25  - 1.80    -21.32  - -20.88
      DWS VIP Growth
         and Income (m)
         2006                    299      9.87 -  11.34        3,222        0.97        1.25  - 1.80     11.61  -  12.22
         2005                    366      8.85 -  10.11        3,539        1.28        1.25  - 1.80      4.18  -   4.75
         2004                    426      8.49 -   9.65        3,943        0.81        1.25  - 1.80      8.20  -   8.79
         2003                    449      7.85 -   8.87        3,859        0.93        1.25  - 1.80     24.48  -  25.17
         2002                    388      6.31 -   7.09        2,704        1.03        1.25  - 1.80    -24.50  - -24.08

(f)  Previously known as Scudder Variable Insurance Trust Sub-Account
(h)  Previously known as Scudder Variable Series I Sub-Account
(j)  Previously known as Small Cap Index (Class B)
(k)  Previously known as Bond
(l)  Previously known as Global Discovery
(m)  Previously known as Growth & Income
(ak) For the period beginning May 1, 2003 and ended December 31, 2003

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                        At December 31,                          For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense            Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the DWS
   Series I Sub-Accounts
   (continued): (h)
      DWS VIP International (n)
         2006                    569    $ 9.61 - $13.97      $ 6,680         1.74%      1.25% - 1.80%    23.67% -  24.35%
         2005                    490      7.77 -  11.23        4,671         1.61       1.25  - 1.80     14.10  -  14.73
         2004                    480      6.81 -   9.79        4,039         1.27       1.25  - 1.80     14.45  -  15.08
         2003                    459      5.95 -   8.51        3,444         1.01       1.25  - 1.80     25.47  -  26.17
         2002                    296      4.74 -   6.74        1,895         0.70       1.25  - 1.80    -19.82  - -19.38

Investments in the DWS
   Variable Series II
   Sub-Account: (i)
      DWS VIP Balanced A (o)
         2006                  1,216     11.44 -  11.54       13,998         2.56       1.25  - 1.80      8.28  -   8.88
         2005 (aa) (ab)        1,517     10.56 -  10.60       16,065         0.00       1.25  - 1.80      5.62  -   6.02

Investments in the Federated
   Insurance Series
   Sub-Accounts:
      Federated Capital
         Income Fund II
         2006                    676      8.78 -   9.98        7,411         5.78       1.25  - 1.80     13.58  -  14.21
         2005                    769      7.73 -   8.74        7,537         5.48       1.25  - 1.80      4.39  -   4.97
         2004                    955      7.40 -   8.32        9,163         4.42       1.25  - 1.80      7.96  -   8.56
         2003                  1,008      6.86 -   7.67        9,113         5.98       1.25  - 1.80     18.52  -  19.17
         2002                  1,107      5.78 -   6.43        8,710         5.48       1.25  - 1.80    -25.31  - -24.89
      Federated Fund for
         U.S. Government
         Securities II
         2006                  2,044     12.52 -  13.48       27,755         4.43       1.25  - 1.80      2.29  -   2.85
         2005                  2,656     12.24 -  13.10       35,338         4.27       1.25  - 1.80      0.21  -   0.76
         2004                  3,350     12.22 -  13.01       44,723         4.61       1.25  - 1.80      1.76  -   2.32
         2003                  4,333     12.01 -  12.71       57,279         4.42       1.25  - 1.80      0.54  -   1.09
         2002                  6,221     11.94 -  12.57       82,676         3.11       1.25  - 1.80      7.10  -   7.69

(h)  Previously known as Scudder Variable Series I Sub-Account
(i)  Previously known as Scudder Variable Series II Sub-Account
(n)  Previously known as International
(o)  Previously known as Total Return
(aa) For the period beginning April 29, 2005 and ended December 31, 2005
(ab) On April 29, 2005, Balanced merged into Total Return

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                          For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Federated
   Insurance Series
   Sub-Accounts (continued):
      Federated High Income
         Bond Fund II
         2006                  1,914    $13.03 - $13.09      $26,267         8.51%      1.25% - 1.80%     8.83% -   9.43%
         2005                  2,157     11.96 -  11.97       27,425         8.43       1.25  - 1.80      0.83  -   1.38
         2004                  2,572     11.80 -  11.87       32,896         7.10       1.25  - 1.80      8.49  -   9.09
         2003                  2,278     10.81 -  10.94       27,544         7.13       1.25  - 1.80     20.04  -  20.70
         2002                  1,595      8.96 -   9.11       17,044        11.73       1.25  - 1.80     -0.42  -   0.13

Investments in the Fidelity
   Variable Insurance
   Products Fund
   Sub-Accounts:
      VIP Asset Manager
         2006                  1,018     10.47 -  12.69       14,251         2.88       1.25  - 1.80      5.41  -   5.99
         2005                  1,285      9.93 -  11.97       17,045         2.73       1.25  - 1.80      2.19  -   2.76
         2004                  1,455      9.72 -  11.65       19,256         2.71       1.25  - 1.80      3.59  -   4.16
         2003                  1,378      9.38 -  11.19       18,163         3.49       1.25  - 1.80     15.87  -  16.51
         2002                  1,365      8.09 -   9.60       16,044         4.06       1.25  - 1.80    -10.36  -  -9.86
      VIP Contrafund
         2006                  5,056     12.98 -  18.55       90,482         1.28       1.25  - 1.80      9.73  -  10.33
         2005                  5,650     11.83 -  16.81       93,940         0.28       1.25  - 1.80     14.86  -  15.49
         2004                  5,563     10.30 -  14.55       82,371         0.32       1.25  - 1.80     13.42  -  14.04
         2003                  5,122      9.08 -  12.76       69,173         0.41       1.25  - 1.80     26.17  -  26.87
         2002                  4,103      7.19 -  10.06       47,439         0.84       1.25  - 1.80    -10.97  - -10.48
      VIP Equity-Income
         2006                  3,284     14.47 -  16.50       66,863         3.26       1.25  - 1.80     18.06  -  18.70
         2005                  3,908     12.26 -  13.90       68,010         1.68       1.25  - 1.80      3.98  -   4.55
         2004                  4,609     11.79 -  13.29       78,276         1.54       1.25  - 1.80      9.54  -  10.14
         2003                  4,757     10.76 -  12.07       76,824         1.66       1.25  - 1.80     28.01  -  28.71
         2002                  4,571      8.41 -   9.38       60,366         1.84       1.25  - 1.80    -18.43  - -17.98
      VIP Growth
         2006                  3,053      6.73 -  11.50       37,182         0.41       1.25  - 1.80      4.95  -   5.53
         2005                  3,680      6.41 -  10.90       43,527         0.51       1.25  - 1.80      3.92  -   4.49
         2004                  4,353      6.17 -  10.43       50,937         0.27       1.25  - 1.80      1.53  -   2.09
         2003                  4,209      6.08 -  10.22       53,360         0.26       1.25  - 1.80     30.48  -  31.20
         2002                  3,992      4.66 -   7.79       42,976         0.26       1.25  - 1.80    -31.35  - -30.97
      VIP Index 500
         2006                  5,382      9.56 -  13.23       64,225         1.77       1.25  - 1.80     13.67  -  14.30
         2005                  6,386      8.41 -  11.58       67,773         1.81       1.25  - 1.80      2.96  -   3.53
         2004                  7,332      8.17 -  11.18       76,112         1.28       1.25  - 1.80      8.64  -   9.24
         2003                  7,054      7.52 -  10.24       68,654         1.32       1.25  - 1.80     26.12  -  26.81
         2002                  6,156      5.96 -   8.07       49,088         1.38       1.25  - 1.80    -23.64  - -23.22

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                          For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Fidelity
   Variable Insurance
   Products Fund
   Sub-Accounts (continued):
      VIP Money Market
         2006                  3,845    $10.75 - $12.02      $45,939         4.76%      1.25% - 1.80%     3.02% -   3.58%
         2005                  3,979     10.43 -  11.60       46,171         3.05       1.25  - 1.80      1.20  -   1.76
         2004                  4,252     10.31 -  11.40       48,867         1.22       1.25  - 1.80     -0.60  -  -0.05
         2003                  5,698     10.37 -  11.41       66,354         1.02       1.25  - 1.80     -0.80  -  -0.26
         2002                  8,988     10.46 -  11.44      106,870         1.79       1.25  - 1.80     -0.12  -   0.43
      VIP Overseas
         2006                  1,693     10.91 -  15.77       25,209         0.86       1.25  - 1.80     15.98  -  16.62
         2005                  1,685      9.41 -  13.53       22,304         0.61       1.25  - 1.80     16.93  -  17.57
         2004                  1,686      8.04 -  11.50       19,549         1.06       1.25  - 1.80     11.61  -  12.22
         2003                  1,355      7.21 -  10.25       14,775         0.69       1.25  - 1.80     40.81  -  41.59
         2002                  1,098      5.12 -   7.24        9,230         0.75       1.25  - 1.80    -21.70  - -21.27

Investments in the Fidelity
   Variable Insurance
   Products Fund
   (Service Class 2)
   Sub-Accounts:
      VIP Asset Manager
         (Service Class 2)
         2006                    566     10.70 -  11.06        6,207         2.34       1.35  - 2.45      4.52  -   5.69
         2005                    476     10.24 -  10.46        4,954         1.93       1.35  - 2.45      1.25  -   2.38
         2004 (aj)               270     10.11 -  10.22        2,756         0.00       1.35  - 2.45      1.13  -   2.17
      VIP Contrafund
         (Service Class 2)
         2006                  3,163     14.01 -  14.41       45,256         1.07       1.35  - 2.30      8.88  -   9.93
         2005                  1,984     12.87 -  13.11       25,877         0.06       1.35  - 2.30     13.97  -  15.08
         2004 (aj)               510     11.29 -  11.39        5,790         0.00       1.35  - 2.30     12.90  -  13.89
      VIP Equity-Income
         (Service Class 2)
         2006                  3,348     12.93 -  13.66       44,632         2.91       1.35  - 2.45     17.00  -  18.31
         2005                  2,630     11.05 -  11.54       29,743         1.22       1.35  - 2.45      2.99  -   4.15
         2004                  1,791     10.73 -  11.08       19,558         0.82       1.35  - 2.45      7.30  -   9.73
         2003                    679      9.91 -  10.10        6,825         1.26       1.35  - 2.15     27.24  -  28.27
         2002                    416      7.79 -   7.87        3,264         0.27       1.35  - 2.15    -22.14  - -18.27

(aj) For the period beginning February 2, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                          For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Fidelity
   Variable Insurance
   Products Fund
   (Service Class 2)
   Sub-Accounts (continued):
      VIP Growth
         (Service Class 2)
         2006                  1,587    $10.44 - $13.87      $19,082         0.16%      1.35% - 2.30%     4.13% -   5.14%
         2005                  1,633     10.02 -  13.19       19,097         0.25       1.35  - 2.30      3.08  -   4.08
         2004                  1,309      9.72 -  12.68       15,221         0.07       1.35  - 2.30     -2.77  -   1.73
         2003 (ak)               304     12.39 -  12.46        3,785         0.00       1.35  - 2.15     23.94  -  24.61
      VIP Index 500
         (Service Class 2)
         2006                  3,969     12.18 -  12.53       49,418         1.34       1.35  - 2.30     12.79  -  13.88
         2005                  3,054     10.80 -  11.00       33,451         0.95       1.35  - 2.30      2.16  -   3.15
         2004 (aj)             1,158     10.57 -  10.67       12,331         0.00       1.35  - 2.30      5.75  -   6.68
      VIP Investment
         Grade Bond
         (Service Class 2)
         2006                  4,751     10.26 -  10.55       52,012         3.47       1.35  - 2.30      1.75  -   2.73
         2005                  3,930     10.08 -  10.27       42,498         3.12       1.35  - 2.30     -0.44  -   0.52
         2004                  2,930     10.13 -  11.73       32,485         3.09       1.35  - 2.30      1.26  -   2.78
         2003                  1,647     11.19 -  11.41       18,454         2.66       1.35  - 2.15      2.69  -   3.53
         2002                    698     10.90 -  11.02        7,601         0.59       1.35  - 2.15      8.61  -   8.98
      VIP Money Market
         (Service Class 2)
         2006                  5,497     10.09 -  10.43       56,927         4.84       1.35  - 2.45      2.07  -   3.21
         2005                  3,564      9.89 -  10.10       35,844         2.86       1.35  - 2.45      0.27  -   1.39
         2004 (aj)             1,523      9.86 -   9.97       15,140         0.77       1.35  - 2.45     -1.36  -  -0.35
      VIP Overseas
         (Service Class 2)
         2006                  2,713     14.41 -  14.88       40,588         0.50       1.35  - 2.45     14.90  -  16.19
         2005                  1,374     12.54 -  13.57       17,935         0.33       1.35  - 2.45     15.88  -  17.18
         2004                    677     10.82 -  11.58        7,703         0.48       1.35  - 2.45      8.20  -  11.78
         2003                    172     10.21 -  10.36        1,812         0.15       1.35  - 1.95     40.25  -  41.11
         2002                     30      7.28 -   7.34          222         0.07       1.35  - 1.95    -27.22  - -21.53

(aj) For the period beginning February 2, 2004 and ended December 31, 2004
(ak) For the period beginning May 1, 2003 and ended December 31, 2003

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                          For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Goldman
   Sachs Variable Insurance
   Trust Sub-Accounts:
      VIT International
         Equity
         2006                    425    $12.92 - $13.11      $ 5,542        1.58%       1.40% - 1.60%    20.17% -  20.41%
         2005                    466     10.75 -  10.89        5,059        0.33        1.40  - 1.60     11.90  -  12.13
         2004                    435      9.61 -   9.71        4,204        1.13        1.40  - 1.60     11.68  -  11.91
         2003                    423      8.61 -   8.68        3,661        4.07        1.40  - 1.60     33.34  -  33.61
         2002                    370      6.45 -   6.49        2,395        1.13        1.40  - 1.60    -19.63  - -19.47
      VIT Structured Small
         Cap Equity Fund (p)
         2006                    206     19.93 -  20.22        4,138        0.63        1.40  - 1.60     10.49  -  10.71
         2005                    235     18.04 -  18.26        4,280        0.20        1.40  - 1.60      4.39  -   4.60
         2004                    335     17.28 -  17.46        5,828        0.20        1.40  - 1.60     14.48  -  14.71
         2003                    308     15.10 -  15.22        4,670        0.29        1.40  - 1.60     43.69  -  43.98
         2002                    187     10.51 -  10.57        1,969        0.30        1.40  - 1.60    -16.32  - -16.15

Investments in the
   J.P. Morgan Series
   Trust II Sub-Account:
      Small Company
         2006                    264     16.45 -  16.69        4,395        0.00        1.40  - 1.60     13.19  -  13.41
         2005                    344     14.54 -  14.72        5,036        0.00        1.40  - 1.60      1.78  -   1.98
         2004                    412     14.28 -  14.43        5,923        0.00        1.40  - 1.60     25.15  -  25.40
         2003                    350     11.41 -  11.51        4,022        0.00        1.40  - 1.60     33.82  -  34.09
         2002                    313      8.53 -   8.58        2,678        0.19        1.40  - 1.60    -22.90  - -22.74

Investments in the Janus
   Aspen Series
   Sub-Accounts:
      Balanced
         2006                  3,149     11.39 -  17.28       56,236        2.05        1.25  - 1.80      8.75  -   9.35
         2005                  3,776     10.47 -  15.81       63,190        2.17        1.25  - 1.80      6.03  -   6.61
         2004                  4,454      9.88 -  14.82       71,733        2.18        1.25  - 1.80      6.59  -   7.18
         2003                  4,922      9.27 -  13.83       75,826        2.19        1.25  - 1.80     12.02  -  12.63
         2002                  5,211      8.27 -  12.28       75,388        2.43        1.25  - 1.80     -8.11  -  -7.61
      Flexible Bond
         2006                  1,351     13.07 -  14.02       19,349        4.63        1.25  - 1.80      2.36  -   2.93
         2005                  1,632     12.77 -  13.62       23,311        5.35        1.25  - 1.80      0.19  -   0.74
         2004                  1,891     12.74 -  13.52       27,294        5.63        1.25  - 1.80      2.11  -   2.68
         2003                  2,081     12.48 -  13.17       29,735        5.03        1.25  - 1.80      4.50  -   5.07
         2002                  2,108     11.94 -  12.53       30,198        4.63        1.25  - 1.80      8.51  -   9.10

(p) Previously known as VIT CORE Small Cap Equity

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                          For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Janus
   Aspen Series
   Sub-Accounts (continued):
      Forty Porfolio
         2006                    517    $13.43 - $13.68      $ 7,041         0.34%      1.35% - 2.05%     7.11% -   7.87%
         2005                    540     12.53 -  12.68        6,835         0.21       1.35  - 2.05     10.54  -  11.33
         2004 (ah) (al)          506     11.34 -  11.39        5,759         0.47       1.35  - 2.05     13.39  -  13.93
      Large Cap Growth
         2006                  2,279      6.61 -  11.68       30,124         0.46       1.25  - 1.80      9.40  -  10.00
         2005                  2,815      6.04 -  10.61       34,630         0.31       1.25  - 1.80      2.43  -   3.00
         2004                  3,471      5.90 -  10.31       42,700         0.13       1.25  - 1.80      2.65  -   3.22
         2003                  4,186      5.75 -   9.98       52,040         0.09       1.25  - 1.80     29.38  -  30.10
         2002                  4,763      4.44 -   7.67       47,543         0.00       1.25  - 1.80    -27.82  - -27.42
      Mid Cap Growth
         2006                  1,861      5.42 -  15.50       27,114         0.00       1.25  - 1.80     11.59  -  12.20
         2005                  2,132      4.86 -  13.81       29,155         0.00       1.25  - 1.80     10.31  -  10.92
         2004                  2,547      4.41 -  12.45       33,097         0.00       1.25  - 1.80     18.59  -  19.25
         2003                  2,551      3.71 -  10.44       29,458         0.00       1.25  - 1.80     32.69  -  33.43
         2002                  2,706      2.80 -   7.83       25,069         0.00       1.25  - 1.80    -29.22  - -28.83
      Worldwide Growth
         2006                  2,394      6.90 -  12.59       35,678         1.67       1.25  - 1.80     16.10  -  16.74
         2005                  3,021      5.95 -  10.79       39,276         1.27       1.25  - 1.80      3.98  -   4.55
         2004                  3,764      5.72 -  10.32       48,443         0.94       1.25  - 1.80      2.91  -   3.48
         2003                  4,528      5.56 -   9.97       58,867         1.05       1.25  - 1.80     21.78  -  22.45
         2002                  5,370      4.56 -   8.14       60,043         0.84       1.25  - 1.80    -26.83  - -26.43

Investments in the Janus
   Aspen Series
   (Service Shares)
   Sub-Accounts:
      Balanced
         (Service Shares)
         2006                  1,013     11.95 -  12.29       12,371         2.16       1.35  - 2.30      7.88  -   8.93
         2005                    701     11.08 -  11.28        7,877         2.46       1.35  - 2.30      5.19  -   6.21
         2004 (aj)               266     10.53 -  10.62        2,824         3.14       1.35  - 2.30      5.32  -   6.25
      Foreign Stock
         (Service Shares)
         2006                    947     13.43 -  14.60       13,592         1.60       1.25  - 2.30     15.35  -  16.60
         2005                    905     11.64 -  12.53       11,289         0.87       1.25  - 2.30      3.80  -   4.92
         2004                    775     11.22 -  11.94        9,329         0.32       1.25  - 2.30     12.18  -  16.75
         2003                    365     10.23 -  11.82        3,877         0.56       1.25  - 2.05     30.66  -  31.73
         2002                    309      7.76 -   9.05        2,448         0.66       1.25  - 2.05    -22.38  -  -9.54

(ah) For the period beginning April 30, 2004 and ended December 31, 2004
(aj) For the period beginning February 2, 2004 and ended December 31, 2004
(al) On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                         For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Janus
   Aspen Series
   (Service Shares)
   Sub-Accounts (continued):
      Forty Portfolio
         (Service Shares)
         2006                    454    $13.35 - $13.74      $ 6,207         0.17%      1.35% - 2.30%     6.61% -   7.65%
         2005                    294     12.53 -  12.76        3,728         0.01       1.35  - 2.30      9.98  -  11.04
         2004 (aj)                80     11.39 -  11.49          920         0.05       1.35  - 2.30     13.90  -  14.91
      INTECH Risk-Managed
         Core Portfolio (q)
         2006                    513     13.18 -  13.56        6,913         0.13       1.35  - 2.30      8.23  -   9.28
         2005                    428     12.18 -  12.41        5,282         9.13       1.35  - 2.30      8.37  -   9.42
         2004 (aj)               140     11.24 -  11.34        1,582         0.52       1.35  - 2.30     12.39  -  13.39
      Mid Cap Value
         (Service Shares)
         2006                  1,864     13.54 -  13.92       25,797         2.94       1.35  - 2.30     12.43  -  13.52
         2005                  1,278     12.04 -  12.27       15,611         5.90       1.35  - 2.30      7.48  -   8.52
         2004 (aj)               339     11.20 -  11.30        3,825         0.90       1.35  - 2.30     12.04  -  13.03
      Small Company Value
         (Service Shares)
         2006                    552     12.98 -  13.19        7,256         0.00       1.35  - 2.30     20.23  -  29.82
         2005 (aa)               189     10.91 -  10.97        2,067         0.00       1.35  - 2.20      9.10  -   9.74
      Worldwide Growth
         (Service Shares)
         2006                    279     10.36 -  10.76        3,141         1.56       1.35  - 2.05     15.53  -  16.35
         2005                    295      8.97 -   9.25        2,852         1.17       1.35  - 2.05      3.41  -   4.15
         2004                    305      8.67 -   8.88        2,827         0.94       1.35  - 2.05      2.38  -   3.12
         2003                    296      8.47 -   8.61        2,626         0.81       1.35  - 2.05     21.15  -  22.01
         2002                    220      6.99 -   7.06        1,572         0.86       1.35  - 2.05    -30.09  - -26.71

Investments in the Lazard
   Retirement Series, Inc.
   Sub-Accounts:
      Emering Markets
         2006                    416     32.11 -  33.36       12,546         0.49       1.35  - 2.05     27.29  -  28.20
         2005                    465     25.22 -  26.02       10,945         0.31       1.35  - 2.05     37.90  -  38.88
         2004                    347     18.29 -  18.74        5,879         0.64       1.35  - 2.05     27.91  -  28.83
         2003                    234     14.30 -  14.54        3,075         0.04       1.35  - 2.05     49.81  -  50.88
         2002                    143      9.55 -   9.64        1,237         0.74       1.35  - 2.05     -4.55  -  -3.61

(q)  Previously known as Risk-Managed Core (Service Shares)
(aa) For the period beginning April 29, 2005 and ended December 31, 2005
(aj) For the period beginning February 2, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------   ------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value   Net Assets     Investment      Expense            Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**         Return***
                              ------   -----------------   ----------   -------------   -------------   ----------------
Investments in the Lazard
   Retirement Series, Inc.
   Sub-Accounts (continued):
      International Equity
         2006                    231    $12.34 - $12.52      $ 2,871        1.05%       1.40% - 1.60%   20.59% -  20.83%
         2005                    221     10.23 -  10.36        2,281        0.90        1.40  - 1.60     8.90  -   9.11
         2004                    234      9.40 -   9.49        2,213        0.52        1.40  - 1.60    13.16  -  13.38
         2003                    231      8.30 -   8.37        1,931        0.28        1.40  - 1.60    26.49  -  26.74
         2002                    236      6.57 -   6.61        1,557        0.09        1.40  - 1.60   -12.13  - -11.95

Investments in the Legg
   Mason Partners Variable
   Portfolios I, Inc
   Sub-Accounts: (r)
      Legg Mason Variable
         All Cap Portfolio I (t)
         2006                    656     12.01 -  12.55       10,497        1.22        1.35  - 2.15    15.58  -  16.52
         2005                    863     10.39 -  10.77       11,681        0.83        1.35  - 2.15     1.82  -   2.65
         2004                    930     10.21 -  10.49       12,327        0.56        1.35  - 2.15     5.98  -   6.85
         2003                    861      9.63 -   9.82       10,749        0.27        1.35  - 2.15    -3.69  -  37.16
         2002                    673      7.09 -   7.16        6,170        0.54        1.35  - 2.05   -29.11  - -26.07
      Legg Mason Variable
         Investors
         Portfolio I (w)
         2006                  1,169     13.13 -  13.46       15,626        1.60        1.25  - 2.15    15.72  -  16.79
         2005                  1,250     11.35 -  11.53       14,351        1.14        1.25  - 2.15     4.24  -   5.22
         2004 (ah) (am)        1,376     10.89 -  10.95       15,049        2.81        1.25  - 2.15     8.87  -   9.54

Investments in the Legg
   Mason Partners Variable
   Portfolios I, Inc
   Sub-Accounts: (s)
      Legg Mason Variable
         All Cap Portfolio II (u)
         2006                    217     11.94 -  12.28        2,641        1.23        1.35  - 2.30    15.17  -  16.29
         2005                    156     10.37 -  10.56        1,642        0.79        1.35  - 2.30     1.34  -   2.32
         2004 (aj)                82     10.23 -  10.32          845        0.34        1.35  - 2.30     2.34  -   3.24

(r)  Previously known as Salomon Brothers Variable Series Funds, Inc Sub-Account
(s)  Previously known as Salomon Brothers Variable Series Funds, Inc (Class II) Sub-Account
(t)  Previously known as All Cap
(u)  Previously known as All Cap (Class II)
(w)  Previously known as Investors
(ah) For the period beginning April 30, 2004 and ended December 31, 2004
(aj) For the period beginning February 2, 2004 and ended December 31, 2004
(am) On April 30, 2004, LSA Value Equity merged into Investors

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------   ------------------------------------------------
                                         Accumulation
                               Units     Unit Fair Value   Net Assets     Investment       Expense            Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   --------------   -------------   -----------------
Investments in the Legg
   Mason Partners Variable
   Portfolios I, Inc
   Sub-Accounts
   (continued): (s)
      Legg Mason Variable
         Global High Yield
         Bond II (v)
         2006                  2,617    $11.75 - $12.09     $31,430          6.63%       1.35% - 2.30%     7.81% -   8.86%
         2005                  1,814     10.90 -  11.10      20,052          8.28        1.35  - 2.30      1.17  -   2.15
         2004 (aj)               656     10.78 -  10.87       7,115         11.18        1.35  - 2.30      7.76  -   8.71
      Legg Mason Variable
         Investors Portfolio II (x)
         2006                    230     12.30 -  12.65       2,897          1.03        1.35  - 2.30     15.05  -  16.17
         2005                    209     10.69 -  10.89       2,269          0.85        1.35  - 2.30      3.51  -   4.51
         2004 (aj)               106     10.33 -  10.42       1,107          1.72        1.35    2.30      3.30  -   4.21

Investments in the LSA
   Variable Series Trust
   Sub-Accounts:
      LSA Aggressive Growth
         2004 (an)                         N/A -    N/A          --          0.00        1.35  - 2.05       N/A  -    N/A
         2003                    246      8.54 -   8.69       2,279          0.00        1.35  - 2.05     35.85  -  36.82
         2002                     75      6.29 -   6.35         491          0.00        1.35  - 2.05    -37.14  - -32.52
      LSA Balanced
         2004 (ao)                --       N/A -    N/A          --          0.28        1.25  - 2.15       N/A  -    N/A
         2003                  1,931      9.71 -  11.07      21,256          1.50        1.25  - 2.15     26.45  -  27.62
         2002                  1,062      7.68 -   8.68       9,209          1.09        1.25  - 2.15    -23.19  - -13.22
      LSA Basic Value
         2004 (ai)                --       N/A -    N/A          --          0.00        1.25  - 2.05       N/A  -    N/A
         2003                  1,789      9.60 -  10.07      17,755          0.00        1.25  - 2.05     30.69  -  31.77
         2002                    707      7.34 -   7.65       5,296          0.00        1.25  - 2.05    -23.55  - -23.31
      LSA Blue Chip
         2004 (ap)                --       N/A -    N/A          --          0.00        1.35  - 2.15       N/A  -    N/A
         2003                  1,055      8.61 -   8.78       9,686          0.03        1.35  - 2.15    -13.92  -  23.55
         2002                    373      7.04 -   7.10       2,687          0.00        1.35  - 1.95    -27.64  - -27.19

(s)  Previously known as Salomon Brothers Variable Series Funds, Inc (Class II) Sub-Account
(v)  Previously known as High Yield (Class II)
(x)  Previously known as Variable Investors (Class II)
(aj) For the period beginning February 2, 2004 and ended December 31, 2004
(an) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(ai) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(ao) On April 30, 2004, LSA Balanced merged into OpCap Balanced
(ap) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                            At December 31,                     For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets     Investment        Expense            Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*       Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the LSA
   Variable Series Trust
   Sub-Accounts (continued):
      LSA Capital
         Appreciation
         2004 (al)                --    $  N/A - $  N/A      $    --         0.00%      1.35% - 2.05%      N/A% -    N/A%
         2003                    423      8.92 -   9.08        4,000         0.00       1.35  - 2.05     27.67  -  28.58
         2002                    153      6.99 -   7.06        1,095         0.00       1.35  - 2.05    -30.10  - -29.62
      LSA Capital Growth
         2004 (aq)                --       N/A -    N/A           --         0.00       1.35  - 2.05       N/A  -    N/A
         2003                    799      8.66 -   8.81        6,820         0.23       1.35  - 2.05    -13.42  -  21.87
         2002                    657      7.16 -   7.23        4,599         0.04       1.35  - 1.95    -28.35  - -25.39
      LSA Disciplined Equity
         2003 (ar)                --      7.29 -   7.38           --         0.46       1.35  - 2.05      4.04  -   4.28
         2002                    653      7.00 -   7.07        4,357         0.58       1.35  - 2.05    -26.79  - -26.27
      LSA Diversified Mid Cap
         2004 (as)                --       N/A -    N/A           --         0.02       1.25  - 2.15       N/A  -    N/A
         2003                    858     10.22 -  10.23        8,814         0.10       1.25  - 2.15      2.32  -  31.15
         2002                    354      7.79 -   7.88        2,797         0.17       1.25  - 2.05    -22.09  - -21.15
      LSA Emerging Growth
         Equity
         2004 (at)                --       N/A -    N/A           --         0.00       1.25  - 2.05       N/A  -    N/A
         2003                  1,119      8.22 -   9.97       10,369         0.00       1.25  - 2.05    -17.79  -  45.11
         2002                    323      5.72 -   6.87        1,848         0.00       1.25  - 1.95    -42.80  - -31.32
      LSA Equity Growth
         2004 (au)                --       N/A -    N/A           --         0.00       1.35  - 2.05       N/A  -    N/A
         2003 (ar)             1,277      8.26 -   8.41       10,035         0.00       1.35  - 2.05    -17.36  -  21.81
         2002                    394      6.84 -   6.90        2,512         0.00       1.35  - 1.95    -31.57  - -30.76
      LSA Mid Cap Value
         2004 (av)                --       N/A -    N/A           --         0.08       1.25  - 2.05       N/A  -    N/A
         2003                  1,161     11.66 -  13.19       14,067         0.11       1.25  - 2.05     36.92  -  38.04
         2002                    605      8.45 -   9.64        5,354         0.40       1.25  - 2.05    -15.54  -  -3.64
      LSA Value Equity
         2004 (am)                --       N/A -    N/A           --         0.49       1.25  - 2.15       N/A  -    N/A
         2003                  1,139      9.33 -  10.20       12,431         1.71       1.25  - 2.15     -6.74  -  28.82
         2002                    746      7.32 -   7.92        6,520         0.00       1.25  - 2.05    -23.77  - -20.80

(al) On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio
(am) On April 30, 2004, LSA Value Equity merged into Investors
(aq) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
(ar) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth.
(as) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(at) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(au) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity Growth
(av) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                       For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                          Accumulation
                               Units    Unit Fair Value    Net Assets     Investment       Expense            Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the MFS
   Variable Insurance Trust
   Sub-Accounts:
      MFS Emerging Growth
         2006                    735    $ 5.59 - $ 11.53     $ 6,444         0.00%      1.25% - 1.80%     5.97% -   6.56%
         2005                    843      5.27 -   10.82       7,070         0.00       1.25  - 1.80      7.25  -   7.84
         2004                    903      4.92 -   10.03       7,161         0.00       1.25  - 1.80     10.94  -  11.56
         2003                    902      4.43 -    9.00       6,686         0.00       1.25  - 1.80     27.91  -  28.61
         2002                    742      3.46 -    6.99       4,611         0.00       1.25  - 1.80    -34.94  - -34.58
      MFS Investors Trust
         2006                    518      9.68 -   11.82       5,677         0.50       1.25  - 1.80     10.98  -  11.59
         2005                    639      8.72 -   10.60       6,365         0.55       1.25  - 1.80      5.40  -   5.98
         2004                    712      8.28 -   10.00       6,741         0.62       1.25  - 1.80      9.37  -   9.97
         2003                    756      7.57 -    9.09       6,566         0.61       1.25  - 1.80     19.97  -  20.63
         2002                    669      6.31 -    7.54       4,924         0.56       1.25  - 1.80    -22.38  - -21.95
      MFS New Discovery
         2006                    984      8.87 -   19.24      11,950         0.00       1.25  - 1.80     11.20  -  11.81
         2005                  1,108      7.98 -   17.21      12,174         0.00       1.25  - 1.80      3.37  -   3.94
         2004                  1,275      7.71 -   16.56      13,851         0.00       1.25  - 1.80      4.62  -   5.20
         2003                  1,127      7.37 -   15.74      12,453         0.00       1.25  - 1.80     31.33  -  32.06
         2002                    700      5.61 -   11.92       6,737         0.00       1.25  - 1.80    -32.85  - -32.48
      MFS Research
         2006                    335      8.14 -   12.09       3,730         0.51       1.25  - 1.80      8.51  -   9.11
         2005                    381      7.50 -   11.09       3,910         0.51       1.25  - 1.80      5.88  -   6.46
         2004                    481      7.09 -   10.41       4,716         1.04       1.25  - 1.80     13.78  -  14.41
         2003                    497      6.23 -    9.10       4,296         0.64       1.25  - 1.80     22.48  -  23.16
         2002                    504      5.08 -    7.39       3,590         0.27       1.25  - 1.80    -25.89  - -25.48
      MFS Total Return
         2006                  2,240     14.24 -   16.26      34,778         2.36       1.25  - 1.80      9.90  -  10.51
         2005                  2,595     12.96 -   14.71      36,627         1.98       1.25  - 1.80      0.99  -   1.55
         2004                  2,556     12.83 -   14.49      35,647         1.64       1.25  - 1.80      9.34  -   9.94
         2003                  2,207     11.74 -   13.18      28,160         1.45       1.25  - 1.80     14.25  -  14.88
         2002                  1,475     10.27 -   11.47      16,502         1.88       1.25  - 1.80     -6.86  -  -6.35

Investments in the MFS
   Variable Insurance Trust
   (Service Class)
   Sub-Accounts:
      MFS High Income
         (Service Class)
         2006                    950     11.31 -   11.64      10,976         7.15       1.35  - 2.30      7.47  -   8.51
         2005                    818     10.53 -   10.72       8,733         6.45       1.35  - 2.30     -0.29  -   0.68
         2004 (aj)               431     10.56 -   10.65       4,584         0.73       1.35  - 2.30      5.58  -   6.52

(aj) For the period beginning February 2, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                       For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                          Accumulation
                               Units    Unit Fair Value    Net Assets     Investment       Expense             Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**           Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the MFS
   Variable Insurance Trust
   (Service Class)
   Sub-Accounts (continued):
      MFS Investor Growth
         Stock (Service Class)
         2006                  1,485    $11.08 - $11.40      $16,829         0.00%      1.35% - 2.30%     4.84% -   5.86%
         2005                    806     10.57 -  10.77        8,636         0.03       1.35  - 2.30      1.84  -   2.82
         2004 (aj)                68     10.38 -  10.47          715         0.00       1.35  - 2.30      3.79  -   4.71
      MFS Investors Trust
         (Service Class)
         2006                    232     12.34 -  12.69        2,917         0.25       1.35  - 2.30     10.11  -  11.18
         2005                    205     11.20 -  11.41        2,323         0.27       1.35  - 2.30      5.58  -  12.05
         2004 (aj)                88     10.72 -  10.81          953         0.04       1.35  - 2.25      7.20  -   8.10
      MFS New Discovery
         (Service Class)
         2006                    743     11.09 -  11.16        8,453         0.00       1.35  - 2.30     10.34  -  11.41
         2005                    758      9.95 -  10.12        7,756         0.00       1.35  - 2.30      2.62  -   3.62
         2004                    754      9.60 -   9.86        7,434         0.00       1.35  - 2.30     -1.43  -   4.78
         2003                    439      8.99 -   9.17        4,138         0.00       1.35  - 2.15    -10.10  -  31.63
         2002                    226      6.90 -   6.96        1,593         0.00       1.35  - 2.05    -32.72  - -31.05
      MFS Total Return
         (Service Class)
         2006                  1,774     11.63 -  12.02       21,178         2.16       1.35  - 2.45      8.90  -  10.12
         2005                  1,545     10.68 -  10.91       16,782         1.65       1.35  - 2.45      0.09  -   1.22
         2004 (aj)               667     10.67 -  10.78        7,176         0.09       1.35  - 2.45      6.74  -   7.83
      MFS Utilities
         (Service Class)
         2006                    448     16.60 -  17.34        8,829         1.66       1.35  - 2.15     28.15  -  29.20
         2005                    499     12.95 -  13.42        7,601         0.47       1.35  - 2.15     14.07  -  15.00
         2004                    360     11.36 -  11.67        4,785         1.23       1.35  - 2.15     27.06  -  28.09
         2003                    238      8.94 -   9.11        2,389         1.69       1.35  - 2.15    -10.63  -  33.74
         2002                    108      6.75 -   6.81          766         0.92       1.35  - 2.05    -32.53  - -23.94
      MFS Value
         (Service Class)
         2006                    611     13.57 -  13.95        8,470         0.77       1.35  - 2.30     17.74  -  18.88
         2005                    443     11.52 -  11.74        5,181         0.56       1.35  - 2.30      4.03  -   5.03
         2004 (aj)               154     11.08 -  11.17        1,715         0.04       1.35  - 2.30     10.77  -  11.75

(aj) For the period beginning February 2, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                      For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                          Accumulation
                               Units     Unit Fair Value   Net Assets     Investment       Expense             Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**           Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the
   Oppenheimer Variable
   Account Funds
   (Service Class ("SC"))
   Sub-Accounts:
      Oppenheimer Global
         Securities (SC)
         2006                  1,510    $14.43 - $14.84      $22,253         0.77%      1.35% - 2.30%    14.67% -  15.78%
         2005                  1,139     12.58 -  12.82       14,534         0.64       1.35  - 2.30     11.44  -  12.52
         2004 (aj)               525     11.29 -  11.39        5,968         0.00       1.35  - 2.30     12.91  -  13.90
      Oppenheimer Main
        Street Small Cap
         Growth (SC)
         2006                  4,454     13.48 -  16.14       66,491         0.02       1.25  - 2.30     12.03  -  13.24
         2005                  3,660     12.03 -  14.26       49,090         0.00       1.25  - 2.30      7.20  -   8.36
         2004                  2,781     11.22 -  13.16       35,809         0.00       1.25  - 2.30     12.24  -  17.70
         2003                  1,509     11.18 -  11.96       17,137         0.00       1.25  - 2.05     41.29  -  42.45
         2002                    544      7.85 -   8.46        4,398         0.00       1.25  - 2.05    -21.53  - -15.38
      Oppenheimer MidCap
         Fund (SC) (y)
         2006                    311     11.69 -  11.88        3,675         0.00       1.35  - 2.30      1.32  -  16.87
         2005 (aa)               107     11.65 -  11.72        1,248         0.00       1.35  - 2.20     16.55  -  17.23

Investments in the Panorama
   Series Fund, Inc.
   (Service Class ("SC"))
   Sub-Account:
      Oppenheimer
         International Growth
         2006                    252     15.57 -  16.27        4,129         0.34       1.35  - 2.15     26.48  -  27.51
         2005                    249     12.31 -  12.76        3,215         0.65       1.35  - 2.15     12.49  -  13.40
         2004                    216     10.95 -  11.25        2,457         1.29       1.35  - 2.15     14.63  -  15.57
         2003                    164      9.55 -   9.74        1,613         0.70       1.35  - 2.15     -4.51  -  43.57
         2002                     73      6.71 -   6.78          500         0.27       1.35  - 2.05    -32.85  - -25.53

Investments in the PIMCO
   Advisors Variable
   Insurance Trust
   Sub-Accounts:
      NFJ Small Cap Value
         2005 (ac)                --       N/A -    N/A           --         1.82       0.00  - 0.00       N/A  -    N/A
         2004 (aj)               214     11.79 -  11.89        2,543         1.84       1.35  - 2.30     17.88  -  18.92

(y)  Previously known as Oppenheimer Aggressive Growth (SC)
(aa) For the period beginning April 29, 2005 and ended December 31, 2005
(ac) For the period beginning January 1, 2005 and ended May 1, 2005
(aj) For the period beginning February 2, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                         For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the PIMCO
   Advisors Variable
   Insurance Trust
   Sub-Accounts (continued):
      OpCap Balanced
         2006                  2,336    $11.67 - $12.01      $27,851         0.82%      1.25% - 2.30%     8.26% -   9.43%
         2005                  2,523     10.78 -  10.97       27,559         0.30       1.25  - 2.30      0.38  -   1.47
         2004 (ah) (ao)        2,654     10.74 -  10.81       28,646         0.00       1.25  - 2.30      7.35  -   8.12
      OpCap Equity
         2006                    522     13.54 -  13.74        7,140         0.45       1.40  - 1.60     13.46  -  13.68
         2005                    594     11.93 -  12.08        7,152         0.41       1.40  - 1.60      5.35  -   5.56
         2004                    581     11.33 -  11.45        6,631         0.86       1.40  - 1.60     10.15  -  10.37
         2003                    454     10.28 -  10.37        4,694         1.03       1.40  - 1.60     26.53  -  26.79
         2002                    311      8.13 -   8.18        2,538         0.70       1.40  - 1.60    -22.66  - -22.51
      OpCap Renaissance
         2006                    621     11.30 -  11.62        7,177         0.22       1.35  - 2.30      8.82  -   9.87
         2005                    588     10.38 -  10.58        6,197         0.00       1.35  - 2.30     -6.72  -  -5.81
         2004 (aj)               374     11.13 -  11.23        4,189         0.00       1.35  - 2.30     11.30  -  12.29
      OpCap Small Cap
         2006                  1,301     14.30 -  14.85       22,490         0.00       1.25  - 2.05     21.55  -  22.55
         2005                  1,436     11.67 -  12.16       20,259         0.00       1.25  - 2.15     -1.18  -  21.64
         2004                  1,677     11.81 -  12.47       23,929         0.04       1.25  - 2.05     15.47  -  16.42
         2003                  1,326     10.14 -  10.80       16,306         0.03       1.25  - 2.05     39.73  -  40.88
         2002                    522      7.20 -   7.73        4,951         0.04       1.25  - 2.05    -28.00  - -22.74
      PEA Science and
         Technology
         2005 (ac)                --       N/A -    N/A           --         0.00       0.00  - 0.00       N/A  -    N/A
         2004                  2,306      8.75 -  10.77       11,123         0.00       1.25  - 2.30    -12.45  -  -6.28
         2003                  2,464      7.54 -  11.49       14,360         0.00       1.25  - 2.15    -24.64  -  61.31
         2002                    296      4.73 -   7.13          793         0.00       1.25  - 1.95    -52.72  - -28.74

Investments in the PIMCO
   Variable Insurance Trust
   Sub-Accounts:
      Foreign Bond
         2006                  2,578     10.56 -  11.66       29,149         3.36       1.25  - 2.30     (0.15) -   0.92
         2005                  2,410     10.57 -  11.55       27,569         2.39       1.25  - 2.30      2.74  -   3.85
         2004                  1,669     10.29 -  11.12       18,967         1.95       1.25  - 2.30      2.91  -   4.25
         2003                  1,300     10.67 -  10.72       14,430         2.87       1.25  - 2.05      0.16  -   0.99
         2002                    368     10.56 -  10.70        4,133         2.88       1.25  - 2.05      5.65  -   7.01

(ac) For the period beginning January 1, 2005 and ended May 1, 2005
(ah) For the period beginning April 30, 2004 and ended December 31, 2004
(aj) For the period beginning February 2, 2004 and ended December 31, 2004
(ao) On April 30, 2004, LSA Balanced merged into OpCap Balanced

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                          For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the PIMCO
   Variable Insurance Trust
   Sub-Accounts (continued):
      Money Market
         2006                  4,244    $10.13 - $10.40      $45,006        4.64%       1.35% - 2.30%     2.22% -   3.21%
         2005                  3,774      9.91 -  10.10       38,894        2.76        1.35  - 2.30      0.41  -   1.38
         2004                  3,041      9.87 -   9.94       31,127        0.94        1.35  - 2.30     -1.28  -  -0.48
         2003                  2,561      9.79 -   9.98       26,639        0.77        1.35  - 2.15     -2.08  -  -0.64
         2002                  2,446      9.95 -  10.05       25,842        1.50        1.35  - 2.05     -0.67  -   0.04
      PIMCO Real Return
         2006                  3,237     10.31 -  10.60       34,224        4.40        1.35  - 2.30     (1.60) -  (0.65)
         2005                  2,613     10.48 -  11.34       27,900        2.79        1.35  - 2.30     -0.26  -   0.71
         2004                  1,139     10.50 -  11.26       12,188        0.87        1.35  - 2.30      5.03  -   7.44
         2003 (ak)               121     10.42 -  10.48        1,262        0.36        1.35  - 2.15      4.25  -   4.82
      PIMCO Total Return
         2006                  9,414     10.31 -  11.77      109,937        4.37        1.25  - 2.45      1.32  -   2.57
         2005                  9,045     10.17 -  11.48      105,600        3.42        1.25  - 2.45     -0.06  -   1.17
         2004                  8,227     10.18 -  11.34       97,339        1.90        1.25  - 2.45      1.78  -   3.58
         2003                  6,667     10.95 -  11.10       77,950        2.94        1.25  - 2.15      2.78  -   3.73
         2002                  3,913     10.56 -  10.80       44,468        3.18        1.25  - 2.15      5.57  -   7.97
      StocksPLUS(R) Growth
         and Income
         Portfolio (z)
         2006                    662     11.43 -  11.60        7,629        4.73        1.40  - 1.60     13.08  -  13.31
         2005                    773     10.11 -  10.24        7,878        2.29        1.40  - 1.60      1.85  -   2.05
         2004                    818      9.93 -  10.03        8,166        1.77        1.40  - 1.60      9.05  -   9.27
         2003                    763      9.10 -   9.18        6,981        2.16        1.40  - 1.60     28.31  -  28.57
         2002                    498      7.09 -   7.14        3,544        3.05        1.40  - 1.60    -21.48  - -21.32

Investment in the Putnam
   Variable Trust
   Sub-Accounts:
      VT High Yield
         2006                    724     14.07 -  14.62       10,436        7.49        1.35  - 2.05      8.26  -   9.04
         2005                    720     13.00 -  13.41        9,526        7.92        1.35  - 2.05      0.99  -   1.71
         2004                    788     12.87 -  13.18       10,274        7.86        1.35  - 2.05      8.28  -   9.05
         2003                    542     11.89 -  12.09        6,502        6.23        1.35  - 2.05     23.95  -  24.83
         2002                    171      9.59 -   9.68        1,649        4.50        1.35  - 2.05     -4.11  -  -2.07
      VT International
         Growth and Income
         2006                    731     17.73 -  18.88       13,571        0.99        1.25  - 2.05     24.62  -  25.65
         2005                    551     14.23 -  15.03        8,170        0.84        1.25  - 2.05     11.77  -  12.69
         2004                    464     12.73 -  13.33        6,120        1.11        1.25  - 2.05     18.50  -  19.48
         2003                    359     10.74 -  11.16        3,957        1.09        1.25  - 2.05     35.02  -  36.14
         2002                    169      7.96 -   8.20        1,374        0.04        1.25  - 2.05    -20.44  - -18.02

(z)  Previously known as StocksPlus Growth and Income Portfolio
(ak) For the period beginning May 1, 2003 and ended December 31, 2003

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                         For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investment in the Rydex
   Variable Trust
   Sub-Accounts:
      Rydex OTC
         2006                    380    $ 9.17 - $ 9.53      $ 2,555        0.00%       1.35% - 2.05%     3.61% -   4.35%
         2005                    419      8.81 -   9.13        2,766        0.00        1.35  - 2.15     -1.06  -  -0.25
         2004                    524      8.90 -   9.15        3,473        0.00        1.35  - 2.15      7.00  -   7.87
         2003                    529      8.32 -   8.48        3,121        0.00        1.35  - 2.15    -16.79  -  43.46
         2002                    236      5.86 -   5.91        1,008        0.00        1.35  - 1.95    -40.05  - -39.68
      Rydex Sector Rotation
         2006                    334     12.70 -  16.79        4,426        0.00        1.35  - 2.30      8.83  -   9.89
         2005                    199     11.67 -  15.28        2,426        0.00        1.35  - 2.30     11.10  -  12.18
         2004                     61     10.51 -  10.60          682        0.00        1.35  - 2.30      5.06  -   5.99
         2003 (ak)                 8     12.41 -  12.47           99        0.00        1.35  - 2.05     24.12  -  24.71

Investments in the Scudder
   Variable Insurance Trust
   (Class B) Sub-Accounts:
      EAFE Equity Index
         (Class B)
         2005 (ad)                --       N/A -    N/A           --        4.31        0.00  - 0.00       N/A  -    N/A
         2004                     22     15.25 -  15.43          342        2.98        1.35  - 2.05     17.18  -  52.51
         2003 (ak)                 3     13.13 -  13.17           38        0.00        1.35  - 1.80     31.30  -  31.70

Investments in the Scudder
   Variable Series I
   Sub-Accounts:
      Balanced
         2005 (ab)                --       N/A -    N/A           --        5.71        0.00  - 0.00       N/A  -    N/A
         2004                  1,454      8.99 -  11.59       19,407        1.77        1.25  - 1.80      4.58  -   5.16
         2003                  1,499      8.60 -  11.02       19,804        2.33        1.25  - 1.80     15.83  -  16.47
         2002                  1,493      7.42 -   9.47       17,979        2.87        1.25  - 1.80    -16.59  - -16.13

Investments in the STI
   Classic Variable Trust
   Sub-Accounts:
      STI Capital
         Appreciation
         2006                    205      8.88 -   9.77        1,924        0.31        1.25  - 1.80      8.86  -   9.45
         2005                    234      8.16 -   8.93        2,004        0.14        1.25  - 1.80     -2.66  -  -2.13
         2004                    259      8.38 -   9.12        2,277        0.20        1.25  - 1.80      4.85  -   5.43
         2003                    223      7.99 -   8.65        1,871        0.00        1.25  - 1.80     16.34  -  16.98
         2002                    168      6.87 -   7.40        1,219        0.00        1.25  - 1.80    -23.28  - -22.86

(ab) On April 29, 2005, Balanced merged into Total Return
(ad) For the period beginning January 1, 2005 and ended July 25, 2005
(ak) For the period beginning May 1, 2003 and ended December 31, 2003

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                         For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the STI
   Classic Variable Trust
   Sub-Accounts (continued):
      STI International
         Equity
         2006                      9    $12.87 - $14.41      $   121        1.25%       1.25% - 1.80%    22.27% -  22.94%
         2005                      9     10.53 -  11.72          101        2.43        1.25  - 1.80     10.95  -  11.56
         2004                      9      9.49 -  10.51           92        1.54        1.25  - 1.80     17.22  -  17.86
         2003                     10      8.09 -   8.91           91        0.38        1.25  - 1.80     34.87  -  35.61
         2002                     34      6.00 -   6.57          226        0.00        1.25  - 1.80    -20.04  - -19.60
      STI Large Cap
         Value Equity
         2006                    426     12.94 -  15.55        5,822        1.37        1.25  - 1.80     20.28  -  20.95
         2005                    313     10.70 -  12.92        3,562        1.44        1.25  - 1.80      1.90  -   2.46
         2004                    533     10.44 -  12.68        5,826        1.38        1.25  - 1.80     13.24  -  13.86
         2003                    192      9.17 -  11.20        1,857        1.30        1.25  - 1.80     20.92  -  21.59
         2002                    241      7.54 -   9.26        1,864        1.07        1.25  - 1.80    -18.47  - -18.02

Investments in the Strong
   Opportunity Fund II, Inc.
   Sub-Account:
      Opportunity Fund II
         2005 (ae)                --       N/A -    N/A           --        0.00        0.00  - 0.00       N/A  -    N/A
         2004                  1,535     10.78 -  16.65       21,042        0.00        1.25  - 1.80     16.11  -  16.75
         2003                  1,351      9.28 -  14.26       16,545        0.08        1.25  - 1.80     34.57  -  35.31
         2002                  1,225      6.90 -  10.54       11,660        0.48        1.25  - 1.80    -28.13  - -27.73

Investments in the Strong
   Variable Insurance
   Funds, Inc. Sub-Accounts:
      Discovery Fund II
         2002 (aw)               --       N/A -    N/A           --        0.00        1.25  - 1.80       N/A  -    N/A
      Mid Cap Growth Fund II
         2005 (af)               --       N/A      N/A           --          --        0.00    0.00       N/A       N/A
         2004                 1,095      5.18 -  11.84        9,446        0.00        1.25  - 1.80     17.03  -  17.68
         2003                   966      4.43 -  10.06        7,403        0.00        1.25  - 1.80     31.82  -  32.55
         2002                   723      3.36 -   7.59        4,578        0.00        1.25  - 1.80    -38.66  - -38.32

(ae) On April 8, 2005, Opportunity Fund II merged into Wells Fargo VT Advantage Opportunity
(af) On April 8, 2005, Mid Cap Growth Fund II merged into Wells Fargo VT Advantage Discovery
(aw) For the period beginning January 1, 2002 and ended May 16, 2002

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                         For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the T. Rowe
   Price Equity Series, Inc.
   Sub-Accounts:
      T. Rowe Price Equity
         Income
         2006                  2,389    $16.25 - $17.98      $41,230         1.51%      1.25% - 1.80%    16.85% -  17.50%
         2005                  2,832     13.91 -  15.31       41,729         1.58       1.25  - 1.80      2.07  -   2.63
         2004                  2,869     13.63 -  14.91       41,370         1.63       1.25% - 1.80     12.87  -  13.49
         2003                  2,216     12.07 -  13.14       28,311         1.57       1.25  - 1.80     23.26  -  23.94
         2002                  1,609      9.79 -  10.60       16,770         1.93       1.25  - 1.80    -14.67  - -14.20
      T. Rowe Price Mid-Cap
         Growth
         2006                  1,495     14.11 -  21.63       26,601         0.00       1.25  - 1.80      4.74  -   5.32
         2005                  1,842     13.48 -  20.53       31,758         0.00       1.25  - 1.80     12.70  -  13.32
         2004                  2,104     11.96 -  18.12       32,416         0.00       1.25  - 1.80     16.23  -  16.87
         2003                  1,994     10.29 -  15.51       26,891         0.00       1.25  - 1.80     35.92  -  36.67
         2002                  1,181      7.57 -  11.35       12,238         0.00       1.25  - 1.80    -22.66  - -22.23
      T. Rowe Price New
         America Growth
         2006                    524      8.58 -  10.89        5,238         0.05       1.25  - 1.80      5.42  -   6.00
         2005                    541      8.14 -  10.27        5,162         0.00       1.25  - 1.80      2.61  -   3.18
         2004                    469      7.93 -   9.95        4,315         0.06       1.25  - 1.80      8.91  -   9.51
         2003                    398      7.28 -   9.09        3,398         0.00       1.25  - 1.80     32.70  -  33.43
         2002                    410      5.49 -   6.81        2,661         0.00       1.25  - 1.80    -29.59  - -29.20

Investments in the T. Rowe
   Price Equity Series, Inc. - II
   Sub-Accounts:
      T. Rowe Price Blue
         Chip Growth II
         2006                  2,876     11.46 -  11.79       33,703         0.25       1.35  - 2.30      6.82  -   7.86
         2005                  1,632     10.73 -  10.93       17,761         0.16       1.35  - 2.30      3.22  -   4.22
         2004 (aj)               325     10.40 -  10.49        3,405         0.80       1.35  - 2.30      3.98  -   4.90
      T. Rowe Price Equity
         Income II
         2006                  4,684     12.87 -  13.30       61,899         1.44       1.35  - 2.45     15.75  -  17.05
         2005                  3,545     11.12 -  11.36       40,096         1.45       1.35  - 2.45      1.16  -   2.30
         2004 (aj)             1,161     10.99 -  11.11       12,863         1.25       1.35  - 2.45      9.93  -  11.06

(aj) For the period beginning February 2, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                         At December 31,                         For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the T. Rowe
   Price International
   Series, Inc. Sub-Account:
      T. Rowe Price
         International Stock
         2006                       823    $10.01 - $13.93      $10,001        1.18%       1.25% - 1.80%    16.97% -  17.62%
         2005                       823      8.55 -  11.85        8,694        1.60        1.25  - 1.80     13.97  -  14.60
         2004                       783      7.51 -  10.34        7,284        1.26        1.25  - 1.80     11.74  -  12.36
         2003                       563      6.72 -   9.20        4,715        1.36        1.25  - 1.80     28.20  -  28.90
         2002                       376      5.24 -   7.14        2,549        0.72        1.25  - 1.80    -19.75  - -19.31

Investments in The Universal
   Institutional Funds, Inc.
   Sub-Accounts:
      Van Kampen UIF
         Equity Growth
         2006                     2,216     12.37 -  12.64       27,891        0.00        1.35  - 2.15      1.87  -   2.70
         2005                     2,512     12.14 -  12.31       30,838        0.46        1.35  - 2.15     13.23  -  14.15
         2004 (ah) (ap) (aq) (au) 2,825     10.72 -  10.78       30,428        0.34        1.35  - 2.15      7.22  -   7.81
      Van Kampen UIF
         High Yield
         2006                       563     11.89 -  12.43        6,518        7.66        1.35  - 2.15      6.29  -   7.16
         2005                       694     11.19 -  11.60        7,535        7.88        1.35  - 2.15     -1.11  -  -0.30
         2004                       812     11.32 -  11.63        8,803        6.00        1.35  - 2.15      7.13  -   8.01
         2003                       559     10.56 -  10.77        5,631        0.00        1.35  - 2.15      5.62  -  24.01
         2002                       292      8.60 -   8.68        2,361       12.05        1.35  - 2.05    -14.01  -  -8.52
      Van Kampen UIF
         Mid Cap Growth
         2006                       610     12.32 -  12.50        7,587        0.00        1.40  - 1.60      7.54  -   7.76
         2005                       704     11.45 -  11.60        8,130        0.00        1.40  - 1.60     15.71  -  15.94
         2004                       719      9.90 -  10.00        7,161        0.00        1.40  - 1.60     19.67  -  19.91
         2003                       651      8.27 -   8.34        5,414        0.00        1.40  - 1.60     39.52  -  39.80
         2002                       438      5.93 -   5.97        2,605        0.00        1.40  - 1.60    -32.25  - -32.12

(ah) For the period beginning April 30, 2004 and ended December 31, 2004
(ap) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(aq) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
(au) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity Growth

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                          At December 31,                        For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in The Universal
   Institutional Funds, Inc.
   Sub-Accounts (continued):
      Van Kampen UIF
         U.S. Mid Cap Value
         2006                  3,168    $14.62 - $14.98      $50,764         0.27%      1.25% - 2.15%    18.11% -  19.20%
         2005                  3,358     12.38 -  12.57       45,488         0.33       1.25  - 2.15      9.90  -  10.92
         2004 (as) (av)        3,402     11.26 -  11.33       41,777         0.04       1.25  - 2.15     12.63  -  13.33
         2003                    502     12.35 -  12.45        6,228         0.00       1.40  - 1.60     39.27  -  39.54
         2002                    453      8.87 -   8.92        4,037         0.00       1.40  - 1.60    -29.17  - -29.02

Investments in The Universal
   Institutional Funds, Inc.
   (Class II) Sub-Accounts:
      Van Kampen UIF
         Equity Growth
         (Class II)
         2006                    335     11.80 -  12.11        4,029         0.00       1.35  - 2.25      1.48  -   2.41
         2005                    260     11.62 -  11.83        3,064         0.41       1.35  - 2.25     12.89  -  13.92
         2004 (aj)               108     10.30 -  10.38        1,121         0.04       1.35  - 2.25      2.97  -   3.83
      Van Kampen UIF U.S.
         Real Estate
         (Class II)
         2006                  2,559     19.55 -  20.11       51,817         0.95       1.35  - 2.30     34.51  -  35.82
         2005                  1,987     14.53 -  14.80       29,818         1.17       1.35  - 2.30     14.07  -  15.18
         2004                  1,023     12.74 -  17.16       13,559         0.77       1.35  - 2.30     27.40  -  34.24
         2003 (ak)                68     12.72 -  12.78          871         0.00       1.35  - 2.05     27.19  -  27.80

Investments in the Van Eck
   Worldwide Insurance Trust
   Sub-Accounts:
      Van Eck Worldwide
         Absolute Return
         2006                    217     10.22 -  10.51        2,268         0.00       1.35  - 2.30      6.16  -   7.19
         2005                    169      9.62 -   9.80        1,645         0.00       1.35  - 2.30     -2.10  -  -1.15
         2004 (aj)                91      9.83 -   9.92          898         0.00       1.35  - 2.30     -1.70  -  -0.83
      Van Eck Worldwide
         Emerging Markets
         2006                    590     21.09 -  21.69       12,698         0.37       1.35  - 2.30     36.29  -  37.61
         2005                    285     15.48 -  15.76        4,470         0.23       1.35  - 2.30     28.97  -  30.22
         2004 (aj)                53     12.00 -  12.11          637         0.00       1.35  - 2.30     20.00  -  21.06

(aj) For the period beginning February 2, 2004 and ended December 31, 2004
(ak) For the period beginning May 1, 2003 and ended December 31, 2003
(as) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(av) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                          At December 31,                        For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Van Eck
   Worldwide Insurance Trust
   Sub-Accounts (continued):
      Van Eck Worldwide
         Hard Assets
         2006                    650    $22.26 - $22.89      $14,770         0.06%      1.35% - 2.30%    21.64% -  22.82%
         2005                    453     18.30 -  18.64        8,392         0.11       1.35  - 2.30     48.20  -  49.63
         2004 (aj)                97     12.35 -  12.45        1,200         0.00       1.35  - 2.30     23.46  -  24.55

Investments in the Van
   Kampen Life Investment
   Trust (Class II)
   Sub-Accounts:
      LIT Aggressive Growth
         (Class II)
         2006                    847     12.26 -  12.69       10,652         0.00       1.25  - 2.30      2.52  -   3.62
         2005                    915     11.96 -  12.24       11,139         0.00       1.25  - 2.30      8.56  -   9.74
         2004 (aj) (an) (at)     897     11.01 -  11.16        9,985         0.00       1.25  - 2.30     10.14  -  11.56
      LIT Government
         (Class II)
         2006                    866     10.27 -  10.56        9,080         4.06       1.35  - 2.30      0.74  -   1.72
         2005                    750     10.19 -  10.38        7,748         3.18       1.35  - 2.30      0.91  -   1.88
         2004 (aj)               387     10.10 -  10.19        3,931         0.00       1.35  - 2.30      0.98  -   1.87
      LIT Growth and Income
         (Class II)
         2006                  5,569     13.35 -  14.40       77,589         0.94       1.25  - 2.30     13.31  -  14.54
         2005                  5,004     11.78 -  12.57       61,358         0.72       1.25  - 2.30      7.20  -   8.36
         2004                  3,503     10.99 -  11.60       40,040         0.58       1.25  - 2.30      9.86  -  12.70
         2003                  1,743     10.02 -  10.29       17,817         0.39       1.25  - 2.15      0.16  -  26.09
         2002                    588      8.04 -   8.16        4,773         0.20       1.25  - 1.95    -19.60  - -18.37

Investments in the Wells
   Fargo Variable Trust
   Sub-Accounts:
      Wells Fargo VT
         Advantage Discovery
         2006                    612     12.88 -  13.00        7,916         0.00       1.25  - 1.80     12.60  -  13.22
         2005 (af) (ag)          731     11.43 -  11.48        8,374         0.00       1.25  - 1.80     14.35  -  14.81

(af) On April 8, 2005, Mid Cap Growth Fund II merged into Wells Fargo VT Advantage Discovery
(ag) For the period beginning April 8, 2005 and ended December 31, 2005
(aj) For the period beginning February 2, 2004 and ended December 31, 2004
(an) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(at) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                          At December 31,                         For the year ended December 31,
                              ---------------------------------------   -------------------------------------------------
                                         Accumulation
                               Units    Unit Fair Value    Net Assets    Investment        Expense           Total
                              (000s)   Lowest to Highest     (000s)     Income Ratio*      Ratio**          Return***
                              ------   -----------------   ----------   -------------   -------------   -----------------
Investments in the Wells
   Fargo Variable Trust
   Sub-Accounts (continued):
      Wells Fargo VT
         Advantage
         Opportunity
         2006                  1,360    $12.12 - $12.24      $16,560         0.00%      1.25% - 1.80%    10.22% - 10.83%
         2005 (ae) (ag)        1,763     11.00 -  11.04       19,432         0.00       1.25  - 1.80      9.96  - 10.40

(ae) On April 8, 2005, Opportunity Fund II merged into Wells Fargo VT Advantage Opportunity
(ag) For the period beginning April 8, 2005 and ended December 31, 2005

                                     PART C
                                OTHER INFORMATION

                   ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part A of the Registration
Statement:

None

The following financial statements are included in Part B of the Registration
Statement:

     The financial statements (prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP")) for Lincoln Benefit Life Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006.

     The financial statements (prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP")) of the Separate Account as of December 31, 2006, and for the two years in the period then ended.

The following financial statements are included in Part C of the Registration
Statement:

None



(b) Exhibits

(1) Resolution of the Board of Directors of Lincoln Benefit Life Company authorizing the establishment of the Lincoln Benefit
Life Variable Annuity Account .................(2)

(2) Custody Agreements ......................................................................(not applicable)

(3)   (a) Principal Underwriting Agreement.............................................(3)

        (b) Specimen Selling Agreement............................................................(4)

(4)    (a) Consultant Solutions  Classic Variable Annuity Contract..............................(10)

        (b) Consultant Solutions Elite Variable Annuity Contract.................................(10)

        (c) Consultant Solutions Plus Variable Annuity Contract..................................(10)

        (d) Consultant Solutions Select Variable Annuity Contract...................................(10)

        (e) Accumulation Benefit Rider..............................................................(10)

        (f) MAV Rider (11)

        (g) Annual Increase Rider...................................................................(10)

        (h) Enhanced Earnings Rider.................................................................(10)

        (i) Income Protection Rider.................................................................(10)

        (j) Annuity Loan Rider......................................................................(10)

        (k) Grantor Trust Rider.....................................................................(10)

        (l) Charitable Remainder Trust Rider........................................................(10)

        (m) Unisex Rider (11)

        (n) Waiver of Charges Rider.................................................................(10)

        (o) Joint Annuitants Rider..................................................................(10)

        (p) Spousal Benefit Rider...................................................(12)

        (q) Withdrawal Benefit Rider...............................................(12)

(5) Application for Contract.................................................................(10)

(6) Depositor--Corporate Documents

        (a) Articles of Incorporation of Lincoln Benefit Life Company, as amended..........(1)

        (b) By-Laws of Lincoln Benefit Life Company..............................................(1)

(7) Reinsurance Contract.....................................................................(2)

(8) Participation Agreements:

        (a) Form of Participation Agreement among Lincoln Benefit Life Company,
            The Universal Institutional Funds, Inc. and Miller Anderson & Sherrerd, LLP...........(5)

        (b) Form of Participation Agreement among PIMCO Variable Insurance Trust,
            Lincoln Benefit Life Company and PIMCO Funds Distributor LLC.........................(5)

        (c) Form of Participation Agreement between Salomon Brothers Variable
            Series Funds Inc., and Salomon Brothers Asset Management Inc.........................(5)


        (d) Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust........................................................(6)

        (e) (1) Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation Trust.......................................................(5)

        (e) (2) Amendment to Participation Agreement Among OCC Accumulation
                Trust, OCC Distributors, and Lincoln Benefit Life Company........................(7)

        (f) Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company.....................................................(1)

        (g) Participation Agreement among Lincoln Benefit Life Company,
            Variable Insurance Products Fund and Fidelity Distributors Corporation...............(1)

        (h) Participation Agreement among Lincoln Benefit Life Company,
            Variable Insurance Products Fund II and Fidelity Distributors Corporation............(1)

        (i) Form of Participation Agreement among MFS Variable Insurance Trust,
            Lincoln Benefit Life Company, and Massachusetts Financial Services
               Company............................................................................(1)

        (j)  Participation Agreement among the Alger American Fund, Lincoln
             Benefit Life Company and Fred Alger and Company, Incorporated.........................(1)

        (k)  Form of Participation Agreement among Lincoln Benefit Life Company,
             T. Rowe Price Equity Series, Inc., T. Rowe Price International
             Series, Inc., and T. Rowe Price Investment Services, Inc...............................(1)

        (l)  Form of Participation Agreement among Rydex Variable Trust, Padco
             Financial Services, and Lincoln Benefit Life Company.................................(7)

        (m) Fund Participation Agreement between Lincoln Benefit Life Company,
            Scudder Variable Insurance Trust, and Deutsche Asset Management, Inc.................(9)

        (n) Form of Participation Agreement among AIM Variable Insurance Funds, Inc.,
            AIM Distributors, Inc., and Lincoln Benefit Life Company ............................(8)

        (o) Form of Participation Agreement among Van Kampen Investment Trust,
            Van Kampen Funds, Inc., Van Kampen Asset Management, Inc.,
            and Lincoln Benefit Life Company ....................................................(8)

        (p) Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life Company ....................................................(8)

        (q) Form of Participation Agreement among Panorama Series Fund, Inc.,
            OppenheimerFunds, Inc., and Lincoln Benefit Life Company ............................(8)

        (r) Form of Participation Agreement among Oppenheimer Variable
            Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit Life Company .............(8)


        (s) Form of Participation Agreement among Putnam Variable Trust,
            Putnam Retail Management, Inc., and Lincoln Benefit Life Company ....................(8)

        (t) Form of Participation Agreement among Van Eck Worldwide Insurance
            Trust, Van Eck Securities Corporation, Van Eck Associates
            Corporation, and Lincoln Benefit Life Company........................................(10)

(9) Opinion and Consent of Counsel...............................................................(11)

(10) Consent of Independent Registered Public Accounting Firm........................(filed herewith)

(11) Financial Statements Omitted from Item 23 ......................................(not applicable)

(12) Initial Capitalization Agreement ...............................................(not applicable)

(99) (a) Powers of Attorney for Lawrence W. Dahl,  John C. Lounds, Samuel H. Pilch, John C. Pintozzi,
         Kevin R. Slawin, Steven C. Verney, Douglas B. Welch.....................................(13)

     (b) Power of Attorney for James E. Hohmann .....................................(filed herewith)


                            ------------------------

(1) Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed March 11, 1998

(2) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 21, 1998.

(3) Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924 filed January 28, 1999.

(4) Post-Effective Amendment No. 3 to Registration statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924 filed April 1, 1999.

(5) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed July 8, 1999.

(6) Pre-effective Amendment No. 1 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed September 29, 1999.

(7) Post-Effective Amendment No. 2 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, Filed January 17, 2001.

(8) Post-Effective Amendment on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-61146, Filed August 8, 2001.

(9) Incorporated by reference from Registration Statement on Form N-6 for Lincoln Benefit Life Variable Life Account, File No. 333-100132, 811-7972, Filed September 27, 2002.

(10) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-109688, 811-7924, Filed October 14, 2003

(11) Pre-Effective Amendment No. 1 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-109688, 811-7924, filed December 24, 2003.

(12) Post-Effective Amendment No. 4 on Form N-4 for Lincoln Benefit
     Life Variable Annuity Account, File No. 333-109688, 811-7924, filed February 18, 2005.

(13) Post-Effective Amendment No. 7 on Form N-4 for Lincoln Benefit
     Life Variable Annuity Account, File No. 333-109688, 811-7924, filed April 19, 2006.




ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

    The directors and principal officers of Lincoln Benefit Life Company are listed below. Their principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506.





NAME                            POSITION/OFFICE WITH DEPOSITOR
--------------------------      ---------------------------------------------

James E. Hohmann                Director, Chairman of the Board and Chief Executive Officer
Lawrence W. Dahl                Director, President and Chief Operating Officer
Douglas F. Gaer                 Executive Vice President
John C. Lounds                  Director, Vice President
John C. Pintozzi                Director, Sr. Vice President and Chief Financial Officer
Kevin R. Slawin                 Director, Vice President
Michael J. Velotta              Director, Sr. Vice President, General Counsel and Secretary
Douglas B. Welch                Director, Vice President
Samuel H. Pilch                 Group Vice President and Controller
Joseph Patrick Rath             Assistant Vice President, Assistant General Counsel and Assistant Secretary
Eric A. Simonson                Sr. Vice President and Chief Investment Officer
Dean M. Way                     Sr. Vice President and Actuary
Karen Gardner                   Vice President
Anson J. Glacy, Jr              Vice President
John E. Smith                   Vice President
Steven C. Verney                Treasurer
William F. Emmons               Assistant Secretary
Errol Cramer                    Appointed Actuary
Karen Burckhardt                Assistant Vice President
Joanne M. Derrig                Assistant Vice President and Chief Privacy Officer
Philip Emmanuele                Assistant Vice President
Lisa J. Flanary                 Assistant Vice President
Maria D. McNitt                 Assistant Vice President
Mary J. McGinn                  Assistant Secretary
Robert L. Park                  Assistant Vice President & Chief Compliance Officer
Mario Rizzo                     Assistant Treasurer
Robert E. Transon               Assistant Vice President
Timothy N. Vander Pas           Assistant Vice President
Richard Zaharias                Assistant Vice President
Nestor Almaria                  Authorized Representative
Lynn Cirrincione                Authorized Representative
Florian Palac                   Authorized Representative



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

See Annual Report on Form 10-K of The Allstate Corporation, File No. 1-11840, filed February 22, 2007.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2007, the Registrant had the following contracts:


Consultant Solutions Classic: 5,026 qualified contracts and 1,595 non-qualified contracts
Consultant Solutions Plus: 4,941 qualified contracts and 1,476 non-qualified contracts
Consultant Solutions Elite: 206 qualified contracts and 146 non-qualified contracts
Consultant Solutions Select: 347 qualified contracts and 277 non-qualified contracts


ITEM 28. INDEMNIFICATION

The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

The By-Laws of ALFS, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract Owner or party-in-interest under a Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a) ALFS, Inc. ("ALFS") serves as distributor for the Registrant. ALFS also serves as distributor for the Lincoln Benefit Life Variable Life Account, which is another separate account of Lincoln Benefit. In addition, ALFS serves as the principal distributor of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ALFS and Lincoln Benefit:

        Allstate Financial Advisors Separate Account I
        Allstate Life Variable Life Separate Account A
        Allstate Life of New York Separate Account A
        Allstate Life of New York Variable Life Separate Account A Charter National Variable Annuity Account
        Intramerica Variable Annuity Account

The following are the directors and officers of ALFS. Their principal business address is 3100 Sanders Road, Northbrook, IL 60062.

         Name                               Position with Distributor
      ---------------------------           ------------------------------------------------
      James E. Hohmann                       Director & Chairman of the Board
      J. Eric Smith                          Director
      Michael J. Velotta                     Director and Secretary
      J. Eric Smith                          President and Chief Executive Officer
      Marian Goll                            Vice President, Treasurer, and Financial Operations Principal
      Joseph P. Rath                         Vice President, General Counsel, and Assistant Secretary
      Joanne M. Derrig                       Assistant Vice President and Chief Privacy Officer
      Maribel V. Gerstner                    Assistant Vice President and Chief Compliance Officer
      William F. Emmons                      Assistant Secretary
      Mary J. McGinn                         Assistant Secretary
      Mario Rizzo                            Assistant Treasurer
      Steven C. Verney                       Assistant Treasurer



(b) The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




        (1)                    (2)                    (3)                  (4)                   (5)

Name of Principal        Net Underwriting        Compensation           Brokerage
    Underwriter           Discounts and          on Redemption         Commission            Compensation
                           Commission

     ALFS, Inc                  0                      0                    0                     0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506.

The Principal Underwriter, ALFS, Inc. is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES
None.

ITEM 32. UNDERTAKINGS

Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

Lincoln Benefit Life Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
     Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SECTION 26(e) REPRESENTATIONS

    Lincoln Benefit Life Company further represents that fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.


                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on April 3, 2007.

                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                                  (Registrant)

                        By: LINCOLN BENEFIT LIFE COMPANY
                   ------------------------------------------
                                   (DEPOSITOR)


                           * By: /s/ Lawrence W. Dahl
                ------------------------------------------------
                                Lawrence W. Dahl
                      President and Chief Operating Officer



                          LINCOLN BENEFIT LIFE COMPANY
                                   (Depositor)


                            *By: /s/ Lawrence W. Dahl
                ------------------------------------------------
                                Lawrence W. Dahl
                      President and Chief Operating Officer


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacities and on April 3, 2007.


(Signature)                                     (Title)


*/s/ Lawrence W. Dahl
-----------------------------------         President, Chief Operating Officer
 Lawrence W. Dahl                           & Director
                                            (Principal Executive Officer)



*/s/ Samuel H. Pilch
----------------------------------          Group Vice President & Controller
Samuel H. Pilch                             (Principal Accounting Officer)




*/s/ Steven C. Verney
---------------------------------           Treasurer
Steven C. Verney                            (Principal Accounting Officer)



*/s/ John C. Lounds
--------------------------------            Director, Vice President
John C. Lounds



*/s/ Douglas B. Welch
--------------------------------            Director, Vice President
Douglas B. Welch



*/s/ John C. Pintozzi
--------------------------------            Director, Senior Vice President and
John C. Pintozzi                            Chief Financial Officer



*/s/ Kevin R. Slawin
--------------------------------            Director, Vice President
Kevin R. Slawin




*/s/ James E. Hohmann
--------------------------------            Director, Chairman of the Board
James E. Hohmann                            and Chief Executive Officer



/s/ Michael J. Velotta
---------------------------------           Director, Senior Vice President,
Michael J. Velotta                          General Counsel and Secretary

*By Michael J. Velotta, pursuant to Power of Attorney.


                                INDEX TO EXHIBITS
                                       FOR
                            POST-EFFECTIVE AMENDMENT
                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT



EXHIBIT NO.                           DESCRIPTION
-----------                       -------------------

10                      Consent of Independent Registered Public Accounting Firm

99 (b)                  Power of Attorney for James E. Hohmann